Filed on: April 29, 2022	File No. 333-142084 File No. 811-21104

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	21	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	36	☒
(Check appropriate box or boxes)
VARIABLE ANNUITY ACCOUNT A
(EliteDesigns)

(Exact Name of Registrant)
First Security Benefit Life Insurance and Annuity Company of New York

(Name of Depositor)
121 State Street, Albany, New York 12207

(Address of Depositor’s Principal Executive Offices)
1-800-355-4570

(Depositor’s Telephone Number, Including Area Code)
Chris Swickard, Associate General Counsel
First Security Benefit Life Insurance and Annuity Company of New York
One Security Benefit Place, Topeka, KS 66636-0001

(Name and Address of Agent for Service
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b)
☒ on May 1, 2022, pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on May 1, 2022, pursuant to paragraph (a)(1) of rule 485 under the Securities Act.
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
May 1, 2022

ELITEDESIGNS® VARIABLE ANNUITY
Important Privacy Notice Included
Variable annuity contracts issued by
First Security Benefit Life Insurance and Annuity Company of New York
and offered by Security Distributors, LLC
32-70131-00 2022/05/01
V7013

ELITEDESIGNS® VARIABLE ANNUITY
(for Contracts issued before April 18, 2011)
Individual Flexible Purchase Payment Deferred Variable Annuity Contract
Variable Annuity Account A
Issued By:	Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York 121 State Street Albany, New York 12207 1-800-355-4570 www.fsbl.com	First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the EliteDesigns Variable Annuity—an Individual Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”) offered by First Security Benefit Life Insurance and Annuity Company of New York (the “Company”). The Contract is available for individuals as a non-tax qualified contract. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract may be available through third-party financial intermediaries who charge an advisory fee for their services. This fee is in addition to Contract fees and expenses. If you elect to pay the advisory fee from your Contract Value, then this deduction will reduce death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current Owners.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company, called Variable Annuity Account A (the “Separate Account”). Each Subaccount invests in a corresponding mutual fund (each, an “Underlying Fund”). The Underlying Funds currently available under the Contract are listed and described in Appendix A to this Prospectus (entitled “Underlying Funds Available Under the Contract”).
This Prospectus sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract Value. Neither the refund nor the Contract Value will include any Credit Enhancements, if applicable. You should review this Prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Expenses for this Contract, if purchased with the Extra Credit Rider, may be higher than expenses for a contract without the Extra Credit Rider. The amount of Credit Enhancement may be more than offset by additional fees and charges. All or a portion of your Credit Enhancement may be recaptured upon cancellation of your Contract under the free look provision, surrender, withdrawal, or death.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date: May 1, 2022
V7013
Protected by U.S. Patent No. 7,251,623 B1.32-70131-00 2022/05/01

2

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Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit —A unit of measure used to calculate Contract Value.
Administrative Office —First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497.
Annuitant —The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity (“annuity”) —A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Options.
Annuity Options —Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period —The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date —The date when annuity payments begin.
Annuity Unit —A unit of measure used to calculate variable annuity payments under Annuity Options 1 through 6.
Automatic Investment Program —A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Company —First Security Benefit Life Insurance and Annuity Company of New York. The Company is also identified herein as “we,” “our,” or “us.”
Contract —The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date —The date the Contract begins as shown in your Contract. Contract anniversaries are measured from the Contract Date. The Contract Date is usually the date that the initial Purchase Payment is credited to the Contract.
Contract Value —The total value of your Contract as of any Valuation Date.
Contract Year —Each twelve-month period measured from the Contract Date.
Credit Enhancement —An amount added to Contract Value under the Extra Credit Rider.
Designated Beneficiary —The person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date.
General Account —All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Internal Revenue Code or the Code —The Internal Revenue Code of 1986, as amended.
Owner —The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Participant —A Participant under a Qualified Plan.
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Purchase Payment —An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account —Variable Annuity Account A, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount —A division of the Separate Account which invests in a corresponding Underlying Fund.
Underlying Fund —A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date —Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. Each Valuation Date closes at the end of regular trading on the New York Stock Exchange (normally, 3:00 p.m. Central time). The New York Stock Exchange is scheduled to be closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period —A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next Valuation Date.
Withdrawal Value —The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Annuity Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
Important Information You Should Consider About the Contract

	FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
At the time of purchase of the Contract, you may select a 0-Year or 5-Year withdrawal charge schedule. The Company may assess a withdrawal charge on a full or partial withdrawal, including systematic withdrawals, depending on the schedule that you select. If you select the 5-year schedule, the withdrawal charge assessed could be up to 5% of the portion of any withdrawal consisting of Purchase Payments, excluding any Credit Enhancements.
For example, if you were to withdraw $100,000 during a surrender charge period, you would be assessed a charge of up to $5,000.
Fee Table Fee Table – Examples Charges and Deductions – Contingent Deferred Sales Charge
Transaction Charges	There are no charges for other transactions.	Not Applicable
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	FEES AND EXPENSES			Location in Prospectus
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Fee Table
Fee Table – Examples
Charges and Deductions
Charges and Deductions
– Mortality and Expense
Risk Charge
Charges and Deductions
– Administration Charge
Charges and Deductions
– Optional Rider Charges
Appendix A – Underlying
Funds Available Under
the Contract

	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.25%	0.45%
	Investment options[2] (Underlying Fund fees and expenses)	0.11%	4.78%
	Optional benefits available for an additional charge[3] (for a single optional benefit, if elected)	0.10%	0.40%
	1 As a percentage of Contract Value allocated to the Separate Account. 2 As a percentage of Underlying Fund average net assets. 3 As a percentage of Contract Value.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $345.45	Highest Annual Cost: $4,223.50
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
•No optional benefits
•No sales charges or advisory fees
•No additional Purchase Payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base
Contract charge, optional benefits
and Underlying Fund fees and
expenses
•No sales charges or advisory fees
•No additional Purchase Payments,
transfers or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract Charges and Deductions – Contingent Deferred Sales Charge The Contract – General
Not a Short-Term Investment
•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•Withdrawals may reduce or terminate Contract guarantees.
•The benefits of tax deferral, long-term income and living benefit guarantees mean the Contract is more beneficial to investors with a long time horizon.

Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that are available under the Contract.
•Each investment option has its own unique risks.
•You should review the investment options before making an investment decision.
Appendix A – Underlying Funds Available Under the Contract
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	RISKS	Location in Prospectus
Insurance Company Risks
An investment in the Contract is subject to the risks related to us, First Security
Benefit Life Insurance and Annuity Company of New York. Any obligations, guarantees or benefits of the Contract are subject to our claims-paying ability.
If we experience financial distress, we may not be able to meet our obligations to you. More information about First Security Benefit Life Insurance and
Annuity Company of New York, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting www.fsbl.com.
Information About the Company, the Separate Account, and the Underlying Funds – First Security Benefit Life Insurance and Annuity Company of New York
	RESTRICTIONS	Location in Prospectus
Investments
•Certain investment options may not be available under your Contract.
•Certain Subaccounts prohibit you from transferring out and back in the same
Subaccount within a period of calendar days.
•We reserve the right to limit your transfers to 14 in a Contract Year, to suspend transfers and limit the transfer amounts, and to limit transfers in circumstances of frequent or large transfers.
•We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract.
The Contract – Allocation of Purchase Payments The Contract – Transfers of Contract Value – Frequent Transfer Restrictions Other Information – Changes to Investments
Optional Benefits
•Optional benefits are only available at Contract issue. You cannot change or cancel the benefits that you select after they are issued.
•Certain optional benefits are subject to age restrictions.
•We reserve the right to stop offering for purchase any currently available optional benefit at any time.
•Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.
•We do not have the right to modify or terminate an optional benefit.
Withdrawals, however, may reduce the value of certain optional benefits by an amount greater than the value withdrawn or result in termination of the benefit.
Benefits Under the Contract – Return of Premium Death Benefit Benefits Under the Contract – Extra Credit
	TAXES	Location in Prospectus
Tax Implications
•If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
•Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•If you purchased the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit deferral under the Contract.
•Earnings on your contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.

The Contract –
Withdrawals to Pay
Advisory Fees
Charges and Deductions
– Deduction of Advisory
Fees
Federal Tax Matters –
Introduction
Federal Tax Matters –
Income Taxation of
Annuities in General—
Non-Qualified Contracts

	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or is compensated less.
Other Information – Sale of the Contract
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	CONFLICTS OF INTEREST	Location in Prospectus
Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Additional Compensation Paid to Selected Selling Broker-Dealers
Overview of the Contract

Purpose of the Contract —The Contract is a variable annuity contract. It is designed for retirement planning purposes. You make investments in the Contract’s investment options during the accumulation phase. The value of your investments is used to calculate your benefits under the Contract. At the end of the accumulation phase, we use that accumulated value to calculate the payments that we make during the annuity phase. These payments can provide or supplement your retirement income. Generally speaking, the longer your accumulation phase, the greater your accumulated value may be for setting your benefits and annuity payouts. The Contract also includes a death benefit to help financially protect your Designated Beneficiary.
This Contract may be appropriate for you if you have a long investment time horizon. If you select the 5-Year withdrawal charge schedule, each Purchase Payment is be subject to a withdrawal charge for five years from the date of that Purchase Payment. This means that a Purchase Payment made in year six of the Contract will be subject to a withdrawal charge until year 11 of the Contract. This Contract is not intended for people who may need to make early or frequent withdrawals or who intend to engage in frequent trading in the Subaccounts that are available under the Contract. Because of the withdrawal charge (if the 5-Year withdrawal schedule is selected) and the possibility of income tax and tax penalties on early withdrawals, the Contract should not be viewed as an investment vehicle offering low cost liquidity. Your financial goal in acquiring the Contract should focus on a long-term insurance product, offering the prospect of investment growth.
Phases of the Contract —The contract has two phases: (1) an accumulation phase (for savings) and (2) an annuity (payout) phase (for income).
Accumulation Phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. To accumulate value during the accumulation phase, you invest your Purchase Payments and earnings in the Subaccounts that are available under the Contract, which, in turn, invest in Underlying Funds with different investment strategies, objectives, and risk/reward profiles. You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to a Subaccount will increase or decrease in dollar value depending in part on the investment performance of the Underlying Fund in which such Subaccount invests.
A list of the Underlying Funds available under the Contract is provided in Appendix A: Underlying Funds Available Under the Contract.
Annuity (Payout) Phase. The Annuity phase occurs after the Annuity Start Date and is when you or a designated payee begin receiving regular Annuity payments from your Contract. The Contract provides several Annuity Options. You should carefully review the Annuity Options with your financial or tax adviser. We may make other Annuity Options available upon request. We may also discontinue the availability of one or more of these options at any time.
Please note that if you annuitize, your investments will be converted to income payments and you generally will no longer be able to withdraw money at will from your Contract. However, if the Owner has elected variable annuity payments under Annuity Option 5, withdrawals (other than systematic withdrawals or withdrawals to pay investment advisory fees) are permitted after the Annuity Start Date. Optional benefits (e.g., Return of Premium Death Benefit) terminate upon annuitization.
Contract Features —
Accessing Your Money. Before your Contract is annuitized, you can withdraw money from your Contract at any time. If you take a withdrawal, you may have to pay income taxes, including a tax penalty if you are younger than age 59½.
Tax Treatment. You can transfer money between investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are taxed only upon: (1) making a withdrawal; (2) surrender of the Contract; (3) receiving a payment from us; or (4) payment of a death benefit.
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Return of Premium Death Benefit. For an additional cost, under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date.
Extra Credit Rider. For an additional cost during the first seven Contract Years, the Company adds to your Contract Value an amount known as a Credit Enhancement, which is based on 3% of any Purchase Payments you make during the first Contract Year.
Advisory Fees. Deductions from your Contract Value to pay third-party advisory fees are treated as withdrawals under the Contract, but no surrender charge (if applicable) is assessed on such withdrawals, and the deduction of advisory fees will not count toward the annual free withdrawal amount. If you elect to pay advisory fees from your Contract Value, then the deduction will reduce the death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
Additional Services —We offer several additional services:

Dollar Cost Averaging. You direct us to systematically transfer Contract Value among the Subaccounts on a monthly, quarterly, semiannual, or annual basis.
Asset Reallocation Option. You direct us to automatically reallocate your Contract Value to return to your original percentage investment allocations on a periodic basis.
Automatic Investment Program. Purchase Payments are automatically paid from your bank account on a specified day each month or pursuant to a salary reduction agreement.
Systematic Withdrawals. You receive regular automatic withdrawals from your Contract, on a monthly, quarterly, annual or semi-annual basis, provided that each payment must amount to at least $100 (unless we consent otherwise).
Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher.
Transaction Expenses
Charge
Sales Load on Purchase Payments	None
Surrender Charge (as a percentage of amount withdrawn attributable to Purchase Payments)[1]	5%
Transfer Fee (per transfer)	None
1 We also refer to this charge as a contingent deferred sales charge, withdrawal charge, and sales charge. You must select a 0-year or 5-year withdrawal charge schedule at the time you purchase the Contract. If you purchase the Contract with the 5-year schedule, the amount of the charge is determined by reference to how long your Purchase Payments have been held under the Contract. Free withdrawals are available equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, made in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. If you select the 0-year schedule, the Company will not assess a withdrawal charge. See “Full and Partial Withdrawals” and “Contingent Deferred Sales Charge” for more information.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Underlying Fund fees and expenses). If you choose to purchase an optional rider, you will pay additional charges, as shown below.
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Annual Contract Expenses
	Annual Charge
Administrative Expenses	None
Base Contract Expenses[1] (as a percentage of average Contract Value)	Maximum (0-Year)	Maximum (5-Year)
	0.45%	0.25%
Optional Rider Expenses (as a percentage of Contract Value)[2]
Return of Premium Death Benefit	0.10%
3% Extra Credit Rider[3]	0.40%
1
This charge is comprised of both an annual mortality and expense risk charge and an annual administration charge. The administration charge is equal to an annual rate of 0.25% and is deducted daily. We reserve the right to apply a higher administration charge to
Subaccounts we add in the future. If you purchase the Contract with the 0-Year withdrawal charge schedule, the mortality and expense risk charge is equal to an annual rate of 0.20% and is deducted daily. The mortality and expense risk charge is reduced to 0.00% for Contract
Values of $500,000 or more. The minimum mortality and expense risk charge is deducted daily. Any mortality and expense risk charge above the minimum charge of 0.00% is deducted from your Contract Value on a monthly basis. If you purchase the Contract with the 5-Year withdrawal charge schedule, there is no mortality and expense risk charge. During the Annuity Period, the mortality and expense risk charge is 0.30%, regardless of the withdrawal charge schedule selected. Thus, during the Annuity Period the Base Contract Expenses are 0.55% in
lieu of the amounts described above. See the discussion under Base Contract Expenses – “Mortality and Expense Risk Charge” and Base
Contract Expenses – “Administration Charge” later in this Prospectus.
2
If you purchase any optional riders, the charge will be calculated as a percentage of Contract Value and deducted from your Contract Value.
3
The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

The next table below shows the minimum and maximum total operating expenses charged by the Underlying Funds you may pay periodically during the time that you own the Contract. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A to this Prospectus.
Annual Underlying Fund Expenses
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)	0.11%	4.78%
Net Annual Underlying Fund Expenses (after contractual waivers/reimbursements)[1]	0.11%	3.56%
1
Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length and are in place at least through April 30, 2023.

Examples —These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, Annual Contract Expenses and annual Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract. The Examples do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such fees were reflected, the costs would be higher.
These Examples assume that you invest $100,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and you elect the most expensive combination of optional benefits available for an additional charge. The first Example assumes the most expensive Annual Underlying Fund Expenses. The second Example assumes the least expensive Annual Underlying Fund Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Based on the Most Expensive Annual Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
5-Year CDSC Schedule
If you surrender your Contract at the end of the applicable time period	$10,002.10	$19,122.09	$28,164.44	$53,856.46
If you do not surrender; or if you annuitize your Contract at the end of the applicable time period	$5,515.35	$16,458.50	$27,285.96	$53,856.46
0-Year CDSC Schedule
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Based on the Most Expensive Annual Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender your Contract at the end of the applicable time period	$5,709.09	$17,002.53	$28,131.70	$55,251.47
Based on the Least Expensive Annual Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
5-Year CDSC Schedule
If you surrender your Contract at the end of the applicable time period	$5,481.30	$5,739.47	$5,767.78	$10,607.66
If you do not surrender; or if you annuitize your Contract at the end of the applicable time period	$877.80	$2,743.93	$4,767.78	$10,607.66
0-Year CDSC Schedule
Whether or not you surrender your Contract at the end of the applicable time period	$1,080.88	$3,372.08	$5,847.39	$12,941.14
Principal Risks of Investing in the Contract

Risk of Investment Loss —The Contract involves risks, including possible loss of principal. You bear the risk of any decline in the Contract Value resulting from the performance of the Subaccounts you have chosen. Your losses could be significant. This risk could have a significant negative impact on certain benefits and guarantees under the Contract.
This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Short-Term Investment Risk/Withdrawal Risk —This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. If you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A withdrawal charge may be assessed on withdrawals and surrenders, and it could be substantial. If you select the 5-Year withdrawal charge schedule, each Purchase Payment is be subject to a withdrawal charge for five years from the date of that Purchase Payment. This means that a Purchase Payment made in year six of the Contract will be subject to a withdrawal charge until year 11 of the Contract. A tax may be assessed on withdrawals and surrenders, and it could be substantial. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal could reduce the value of certain optional benefits by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract and any benefits. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long time horizon.
Subaccount Risk —Amounts that you invest in the Subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Subaccounts that you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Subaccount’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Subaccount. You are responsible for selecting Subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. The investment risks are described in the prospectuses for the Underlying Funds.
Managed Volatility Fund Risk —Certain Underlying Funds utilize managed volatility strategies. These risk management techniques help us manage our financial risks associated with the Contract’s guaranteed rider benefits, like living and death benefits, because they reduce the incidence of extreme outcomes, including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your Contract Value and guaranteed rider benefits and may therefore conflict with your personal investment objectives. In addition, the cost of these hedging strategies may negatively impact performance.
Purchase Payment Risk —Your ability to make subsequent Purchase Payments is subject to restrictions. We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments. There is no guarantee that you will always be permitted to make Purchase Payments.
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Financial Strength and Claims-Paying Ability Risk —All guarantees under the Contract that are paid from our General Account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Cybersecurity and Business Disruption Risk —Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is vulnerable to systems failures and cyber-attacks. Systems failures and cyber-attacks may adversely affect us, your Contract, and your Contract Value. In addition to cybersecurity risks, we are exposed to the risk that natural and man-made disasters, pandemics (like COVID-19), catastrophes, geopolitical disputes and military actions may significantly disrupt our business operations and our ability to administer the Contract. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with systems failures, cyber-attacks, or natural and man-made disasters, pandemics and catastrophes. We note that there may be an increased risk of cyberattacks during periods of geopolitical or military conflicts (such as Russia’s invasion of the Ukraine and the resulting response by the United States and other countries). For more information about these risks, see “More About the Contract – Cyber Security and Certain Business Continuity Risks.”
Credit Enhancement Risk —Expenses for a Contract with a Credit Enhancement may be higher than for a Contract without a Credit Enhancement. The amount of the Purchase Payment credit may be more than offset by the fees and charges associated with the credit. In addition, Credit Enhancements are excluded from the calculation of the optional living and death benefits. This means that, unlike Purchase Payments, Credit Enhancements do not increase the value of such benefits.
Tax Consequences Risk —Withdrawals are generally taxable (to the extent of any earnings on the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
Advisory Fee Deduction Risk —If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefit and guaranteed rider benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
Information About the Company, the Separate Account, and the Underlying Funds

First Security Benefit Life Insurance and Annuity Company of New York —First Security Benefit Life Insurance and Annuity Company of New York is a stock life insurance company organized under the insurance laws of the State of New York on November 8, 1994. The Company offers fixed and variable annuity contracts in New York and is admitted to do business in that state. The Company’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Principal Underwriter for the Contract is Security Distributors, LLC (“SDL”), One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a wholly-owned subsidiary of Security Benefit Life Insurance Company and is a member of the Financial Regulatory Authority (“FINRA”).
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.fsbl.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
Published Ratings —The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of
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the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account —The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors.
The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Changes to Investments.”
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company. We do not guarantee the investment results of the Separate Account.
Underlying Funds —Each Underlying Fund is an open-end management investment company or a series thereof and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies of the Underlying Fund. Each Underlying Fund has its own investment objectives and policies.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ managed volatility strategies that are intended to reduce the Underlying Fund’s overall volatility and downside risk, and those Underlying Funds may help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. During rising markets, the hedging strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in an Underlying Fund without a managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. On the other hand, investing in an Underlying Fund with a managed volatility strategy may be helpful in a declining market with higher market volatility because the strategy will often reduce your equity exposure in such circumstances. In such cases, your Contract Value may decline less than would have been the case if you had not invested in an Underlying Fund with a managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). If you allocate Contract Value to a Subaccount that invests in a fund of funds, you will indirectly bear the fees and expenses of both the top-tier and bottom-tier funds, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities or other assets.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on the corresponding Subaccount may become low and possibly negative.
Shares of the Underlying Funds currently are not publicly traded. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies as other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
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Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds, and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Fund to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.
Information regarding each Underlying Fund, including its (i) name, (ii) type or investment objective, (iii) investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance, is available in an appendix to this Prospectus. See Appendix A: Underlying Funds Available Under the Contract. We cannot assure that any Underlying Fund will achieve its objective. Each Underlying Fund has issued a prospectus that contains more detailed information about the Underlying Fund. Read these prospectuses carefully before investing. Paper or electronic copies of the Underlying Fund prospectuses may be obtained by calling us at 1-800-888-2461, e-mailing us at FSBLProspectusRequests@securitybenefit.com or visiting https://dfinview.com/SecurityBenefit/TAHD/336277504?site=PFSBL.
Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) receives payments from some of the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receives can be significant. Where these payments are made, the advisers, sub-advisers, or distributors (or affiliate thereof) of those Underlying Funds have increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments can be used by the Company for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and in the Company’s role as an intermediary for the Underlying Funds. The Company and its affiliates may profit from these payments.
12b-1 Fees. The Company and/or its affiliate, SDL, the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Fund’s investment returns. Currently, the Company and SDL receive 12b-1 fees ranging from 0.05% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in Underlying Funds that pay 12b-1 fees.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub- advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.05% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in an Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is based on a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund. None of these payments are paid from Underlying Fund assets.
Other Payments. In the case of certain of the Underlying Funds, the Underlying Fund’s adviser, sub-adviser, distributor, or affiliates provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, pay the Company (or its affiliates) and/or selling firms amounts to participate in their national and regional sales conferences and meetings with their sales desks, and/or provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive for them to market the Underlying Funds when offering or distribution the Contract and to cooperate with their promotional efforts for the Underlying Funds.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDL, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments described above that range in total from a minimum of 0.25% to a maximum of 0.60% of the average net
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assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in an Underlying Fund.
Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for the Company to meet its revenue targets. See “Administration Charge.”
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. These payment arrangements may create an incentive for us to select funds that pay us higher amounts. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant assets. The Company does not recommend or endorse any particular Underlying Fund and does not provide investment advice.
Charges and Deductions

Certain charges will be deducted in connection with the Contract, as described below.
Transaction Expenses
Contingent Deferred Sales Charge —We also refer to this charge as the surrender charge, sales charge, or withdrawal charge in this Prospectus. The Company does not deduct a sales load from Purchase Payments before crediting them to your Contract Value. However, the Company may assess a contingent deferred sales charge on a full or partial withdrawal, including systematic withdrawals, as described below.
You may select a 0-Year or 5-Year withdrawal charge schedule at the time of purchase of the Contract. Whether we assess a withdrawal charge and a mortality and expense risk charge will depend on the schedule that you select. You may not change the withdrawal charge schedule after the Contract has been issued. Please see the discussion under “Mortality and Expense Risk Charge” below.
The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the free withdrawal amount. The free withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.
If you select the 5-year schedule, the withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments that exceeds the free withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Purchase Payments do not include Credit Enhancements for the purpose of calculating the withdrawal charge. Withdrawals are considered to come first from Purchase Payments and then from earnings. Free withdrawal amounts and free advisory fee withdrawals do not reduce Purchase Payments for the purpose of determining future withdrawal charges.
The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment is considered to have a certain “age,” depending on the length of time since the Purchase Payment was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:
0-Year Schedule		5-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	5%
		2	4%
		3	3%
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0-Year Schedule		5-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
		4	2%
		5	1%
		6 and over	0%
The Company will deduct any withdrawal charge from the withdrawal payment, unless you request that the charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. If the Company deducts the withdrawal charge from your remaining Contract Value, the withdrawal charge is also subject to a withdrawal charge. If the Company deducts the withdrawal charge from your remaining Contract Value, the amount of the withdrawal will be increased by an amount sufficient to pay any withdrawal charges associated with the withdrawal request, plus withdrawal charges associated with the additional amount withdrawn to cover such charges. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 5% of Purchase Payments paid under the Contract if you select the 5-year schedule. If you select the 0-year schedule, the Company will not assess a withdrawal charge. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; (2) annuity payments under options that provide for payments for life, or a period of at least seven years; or (3) withdrawals made to pay the fees of your registered investment adviser. The Company will assess any withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.
Example of Withdrawal Charge Deducted from Withdrawal Payment and Deducted from Remaining Contract Value. Assume:
(i) The Owner purchases the Contract with the 5-Year withdrawal charge schedule
(ii) A withdrawal of $20,000 is requested in Contract Year 2
(iii) The remaining free withdrawal amount in Contract Year 2 is $10,000
If the Owner requests that the withdrawal charge be deducted from the withdrawal payment, the withdrawal charge would be $400, calculated as follows:
(Withdrawal Amount – Remaining Free Withdrawal Amount) x Withdrawal Charge %
($20,000 - $10,000) x 4% = $400
The $400 withdrawal charge is deducted from the withdrawal payment before the Company sends it to the Owner. The Contract Value decreases by $20,000 and the Owner receives a total payment of $19,600 ($20,000 - $400).
If the Owner requests that the withdrawal charge be deducted from the remaining Contract Value, the withdrawal charge would be $416.67, calculated as follows:
(Withdrawal Amount - Remaining Free Withdrawal Amount)	x	Withdrawal Charge %
1– Withdrawal Charge %
($20,000 - $10,000) x (4% / (1 - 4%))
$10,000 x (4% / 96%)
$10,000 x 4.17% = $416.67
The $416.67 withdrawal charge is deducted from the Contract Value. The Contract Value decreases by $20,416.67 ($20,000 + $416.67) and the Owner receives a total payment of $20,000.
The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the mortality and expense risk charge.
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Premium Tax Charge —Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.
Deduction of Advisory Fees —You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time, and you may authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. You may terminate your investment adviser authorization at any time by sending written and signed notice of termination to our Administrative Office or submitting an electronic notice of termination to AAWF-NF@securitybenefit.com.
We will treat each deduction as a partial withdrawal from your Contract. However, no surrender charges will apply to such deductions, and the deductions will not count toward the annual free withdrawal amount. The Company will deduct the amount of the withdrawal from the Contract Value in the Subaccounts, according to the Owner’s or authorized investment adviser’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, all or a portion of the charges deducted from your Contract Value to pay the investment adviser's fees may be subject to federal and state income tax and a 10% federal penalty tax.
In a series of recent private letter rulings, the IRS has recognized that investment adviser fees may, in certain circumstances and subject to certain conditions, be deemed a part of a Non-Qualified Contract rather than a taxable distribution. We have received such a private letter ruling from the IRS and intend to tax report in accordance with that ruling.
The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
In addition, any withdrawal to pay investment advisory fees will reduce your Contract Value. If you elect the Return of Premium Death Benefit Rider, any withdrawal to pay your investment advisory fees will reduce your potential death benefit, perhaps significantly. See “The Contract—Return of Premium Death Benefit” and “—
Full and Partial Withdrawals.” If you elect the 3% Extra Credit Rider, we may recapture all or part of any Credit Enhancement that has not yet vested if you make a withdrawal to pay investment advisory fees (unless your adviser has entered into a variable annuity adviser agreement with us). If you elected the 6% Dollar for Dollar Guaranteed Minimum Income Benefit rider, withdrawals to pay investment advisory fees count against the Annual Limit; withdrawals in excess of the Annual Limit will result in a proportional reduction in the Guaranteed Minimum Income Benefit.
Withdrawals from your Contract Value to pay advisory fees will reduce the death benefits and other guaranteed benefits under the Contract, perhaps significantly. See “Death Benefit” for an example of how withdrawals to pay advisory fees impact the Contract Value and standard death benefit.
Annual Contract Expenses
Administrative Expenses
The Company does not deduct Administrative Expenses from your Contract.
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Base Contract Expenses
Mortality and Expense Risk Charge —The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to a mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value at the time the charge is deducted, as set forth in the table below.
Withdrawal Charge Schedule	Annual Mortality and Expense Risk Charge
Less than $500,000	0.20%
$500,000 or more	0.00%
We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis, of each Subaccount’s average daily net assets, in lieu of the amounts above an regardless of the withdrawal charge schedule selected. The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% for the 0-Year withdrawal charge schedule or 0.00% for the 5-Year withdrawal charge schedule (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.
The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.
The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract (i.e., for deaths occurring sooner than the Company’s actuarial tables predict).
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge —The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is 0.25%. The Company guarantees that this charge will not increase for the Subaccounts available under the Contract as of the date of this Prospectus; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that we add in the future that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for the Company to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary for, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.
Other Charges —The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
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Variations in Charges —The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Optional Rider Charges —In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company made each rider available only at issue.
The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date (or Contract Anniversary Date, if applicable) and ending on the Annuity Start Date. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, was deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below.
Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Return of Premium Death Benefit	0.10%
3% Extra Credit[1]	0.40%
1 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
Underlying Fund Expenses —Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract and may vary from year to year.
Payment of Compensation —The Company pays commissions to SDL and to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. Commissions and other incentives or payments (discussed below) are not charged directly to Owners or the Separate Account. The Company uses its corporate assets to pay commissions and other costs of distributing the Contract. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract (including any profit from the mortality and expense risk charge and administration charge or other fees and charges imposed under the Contract) or from its General Account.
The Contract

General —The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.
The Contract is available for purchase by an individual as a nontax qualified contract (“Non-Qualified Contract”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408, or 408A. Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b) or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Contract. If you are purchasing the Contract as an investment vehicle for a Section 403(b), 408, or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan.
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However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Important Information About Your Benefits Under the Contract —The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the Return of Premium Death Benefit rider) are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are noncash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
Application for a Contract —If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Purchase Payments —The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $2,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment and to cease accepting Purchase Payments.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company, in good order. In this regard “good order” means that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and the initial Purchase Payment until the Company receives them from your representative’s broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after
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close of a Valuation Date (normally 3:00 p.m. Central time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, any such Purchase Payment will not be processed until it is in good order. In this regard, “good order” means that the Purchase Payment is preceded or accompanied by sufficient information to properly credit such Purchase Payment. Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about the Owner’s account to government regulators. In addition, the Company may be required to block the Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments —In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations must be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option (each, an “Automatic Allocation Program”) by telephone provided the proper form is properly completed, signed, and received by the Company at its Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”
Fund Liquidations. If your allocation instructions include a Subaccount that has become no longer available due to a fund liquidation, upon advance notice to you and unless you otherwise instruct us, we will allocate the applicable portion of any subsequent Purchase Payments to the Rydex VIF U.S. Government Money Market Subaccount, and any automatic allocation instructions for scheduled transfers that include a Subaccount that is no longer available due to a fund liquidation will be terminated. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Subaccount that is no longer available due to a fund liquidation), you will need to submit a new form to us. If you request a transfer of Contract Value to a Subaccount that is no longer available due to a fund liquidation, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Closed Subaccounts. We reserve the right to close Subaccounts. If we close a Subaccount, (a “Closed Subaccount”), you may be prevented from allocating Purchase Payments or Contract Value to that Subaccount. The table below lists the Closed Subaccounts and the effective date on which the Subaccounts were closed or will close.
Closed Subaccounts	Effective Date
Alger Capital Appreciation	April 30, 2021
Alger Large Cap Growth	April 30, 2021
American Century VP Mid Cap Value	May 1, 2015
Lord Abbett Series Developing Growth VC	May 5, 2021
PIMCO VIT Low Duration – Administrative Class	April 4, 2011
PIMCO VIT Real Return – Administrative Class	April 4, 2011
Vanguard® VIF Small Company Growth	May 1, 2019
In the event that we receive a request on or after the effective date to allocate to any of the Closed Subaccounts, we will handle those transactions as follows:
New Applications. If we receive an application for a Contract with an allocation to a Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the
21

applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. Except as provided below, if we receive a Purchase Payment for an existing Contract with an allocation a Closed Subaccount, we will allocate the applicable portion of the payment to the Rydex VIF U.S. Government Money Market Subaccount. If you have automatic allocation instructions designating allocation to a Closed Subaccount pursuant to an Automatic Allocation Program as of the date that a Subaccount is closed, your automatic allocation instructions will be terminated as of the close of business on that date. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Closed Subaccount), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to a Closed Subaccount, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Notwithstanding the foregoing:
•
If you had Contract Value allocated to the Alger Capital Appreciation on April 30, 2021, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the Alger Capital Appreciation Subaccount pursuant to an Automatic Allocation Program will remain in effect.
•
If you had Contract Value allocated to the Alger Large Cap Growth Subaccount on April 30, 2021, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the Alger Large Cap Growth Subaccount pursuant to an Automatic Allocation Program will remain in effect.
•
If you had Contract Value allocated to the Lord Abbett Series Developing Growth VC Subaccount on May 5, 2021, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the Lord Abbett Series Developing Growth VC Subaccount pursuant to an Automatic Allocation Program will remain in effect.
•
If you allocate a Purchase Payment to the PIMCO VIT Low Duration Subaccount – Administrative Class or the PIMCO VIT Real Return Subaccount – Administrative Class, we will allocate the applicable portion of the Purchase Payment to a Subaccount that invests in the Advisor Class of the PIMCO VIT Low Duration Subaccount or the PIMCO VIT Real Return Subaccount, respectively. The Advisor Class imposes a distribution and/or service (12b-1) fee of 0.25%, which is 0.10% higher than the 0.15% service fee imposed by the Administrative Class.
•
If you had Contract Value allocated to the Vanguard® VIF Small Company Growth Subaccount on May 1, 2019, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the Vanguard® VIF Small Company Growth Subaccount pursuant to an Automatic Allocation Program will remain in effect.
Dollar Cost Averaging Option —For no additional charge, prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a
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monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, as of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received by the Company. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you may also elect the Asset Reallocation Option.
Asset Reallocation Option —For no additional charge, prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, as of the date of the Company’s receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee, for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you may also elect the Dollar Cost Averaging Option.
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Transfers of Contract Value —You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and received at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the applicable cut-off time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. Normally, the cut-off time for transfer requests is 2:00 p.m. Central time. If regular trading on the New York Stock Exchange closes prior to 3:00 p.m. Central time, the cut-off time for transfer requests will be one hour prior to closing. See “Cut-Off Times.” In addition, a transfer request will not be processed until it is in good order. In this regard, “good order” means that the transfer request is preceded or accompanied by sufficient information to properly execute the transfer.
The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Probabilities, Redwood, Rydex and certain Federated Subaccounts. In addition, transfers are subject to frequent trading restrictions described below. The Company will limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing an Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher, which are reflected in Underlying Fund performance. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of an affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
•
the total dollar amount being transferred;
•
the number of transfers you made within a period of time;
•
transfers to and from (or from and to) the same Subaccount;
•
whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
•
whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
There is a risk that some Owners and Participants may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants, which may have a negative impact on such other Owners and Participants. If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone
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transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period beginning on the date of the letter.
In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12-month period (or such shorter period as specified in the chart below), the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000.
Subaccount	Number of Round Trip Transfers
Federated Hermes High Income Bond II	2
1
Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that
Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transfer money out of the Guggenheim VIF SMid Cap Value Subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF SMid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
Subaccount	Transfer Block Restriction (# of Calendar Days)
7TwelveTM Balanced Portfolio	30 days
AB Sustainable Global Thematic, AB VPS Dynamic Asset Allocation, AB VPS Growth and Income, AB VPS Small/Mid Cap Value	30 days
Alger Capital Appreciation[1], Alger Large Cap Growth[1]	30 days
Allspring International Equity VT, Allspring Omega Growth VT, Allspring Opportunity VT	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Disciplined Core Value, American Century VP Inflation Protection, American Century VP International, American Century VP Mid Cap Value, American Century VP Value	30 days
AFIS Capital World Growth and Income, AFIS U.S. Government Securities, AFIS
Washington Mutual Investors, American Funds IS® Asset Allocation, American Funds IS®
Capital World Bond, American Funds IS® Global Growth, American Funds IS® Global
Small Capitalization, American Funds IS® Growth, American Funds IS® Growth-Income,
American Funds IS® International, American Funds IS® International Growth and Income,
American Funds IS® Mortgage, American Funds IS® New World
30 days
BlackRock Advantage Large Cap Core V.I., BlackRock Basic Value V.I., BlackRock Capital
Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I.,
BlackRock High Yield V.I., BlackRock Large Cap Focus Growth V.I.
30 days
BNY Mellon IP Small Cap Stock Index, BNY Mellon IP Technology Growth, BNY Mellon Stock Index, BNY Mellon VIF Appreciation	60 days
Delaware Ivy VIP Asset Strategy, Delaware Ivy VIP Balanced, Delaware Ivy VIP Core
Equity, Delaware Ivy VIP Energy, Delaware Ivy VIP Global Equity Income, Delaware Ivy VIP
Global Growth, Delaware Ivy VIP Growth, Delaware Ivy VIP High Income, Delaware Ivy
VIP International Core Equity, Delaware Ivy VIP Limited-Term Bond, Delaware Ivy VIP Mid
Cap Growth, Delaware Ivy VIP Natural Resources, Delaware Ivy VIP Science and
Technology, Delaware Ivy VIP Securian Real Estate Securities, Delaware Ivy VIP Small
Cap Growth, Delaware Ivy VIP Smid Cap Core, Delaware Ivy VIP Value
60 days
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Subaccount	Transfer Block Restriction (# of Calendar Days)
Dimensional VA Equity Allocation, Dimensional VA Global Bond Portfolio, Dimensional VA
Global Moderate Allocation, Dimensional VA International Small Portfolio, Dimensional VA
International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA
U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Donoghue Forlines Dividend VIT Fund, Donoghue Forlines Momentum VIT Fund	Unlimited
DWS Capital Growth VIP, DWS Core Equity VIP, DWS CROCI® U.S. VIP, DWS Global Small Cap VIP, DWS High Income VIP, DWS International Growth VIP, DWS Small Mid Cap Value VIP	30 days
Eaton Vance VT Floating-Rate Income	90 days
Federated Hermes Fund for U.S. Government Securities II	Unlimited
Federated Hermes High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap,
Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth
Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment
Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate,
Fidelity® VIP Strategic Income
60 days
Franklin DynaTech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income VIP
Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund,
Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap
Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP
Fund, Franklin U.S. Government Securities VIP Fund
30 days
Goldman Sachs VIT International Equity Insights, Goldman Sachs VIT Large Cap Value,
Goldman Sachs VIT Mid Cap Growth, Goldman Sachs VIT Mid Cap Value, Goldman
Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth
30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim
VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF
Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Managed Asset
Allocation, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Small Cap Value,
Guggenheim VIF SMid Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim
VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF
StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World
Equity Income
30 days
Invesco Oppenheimer V.I. International Growth, Invesco V.I. American Franchise, Invesco
V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco
V.I. Equally-Weighted S&P 500, Invesco V.I. Core Equity, Invesco V.I. Discovery Mid Cap
Growth, Invesco V.I. Equity and Income, Invesco V.I. EQV International Equity, Invesco V.I.
Global, Invesco V.I. Global Core Equity, Invesco V.I. Global Health Care, Invesco V.I. Global
Real Estate, Invesco V.I. Global Strategic Income, Invesco V.I. Government Securities,
Invesco V.I. Growth and Income, Invesco V.I. High Yield, Invesco V.I. Main Street Small
Cap®, Invesco V.I. Main Street Mid Cap Fund®, Invesco V.I. Small Cap Equity
30 days
Janus Henderson VIT Enterprise, Janus Henderson VIT Forty, Janus Henderson VIT Mid Cap Value, Janus Henderson VIT Overseas, Janus Henderson VIT Research	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio	30 days
LHA Tactical Beta Variable Series Fund	30 days
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Subaccount	Transfer Block Restriction (# of Calendar Days)
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Developing Growth VC2, Lord
Abbett Series Dividend Growth VC, Lord Abbett Series Fundamental Equity VC, Lord
Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord
Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC
30 days
MFS® VIT Emerging Markets Equity, MFS® VIT Global Tactical Allocation, MFS® VIT High
Yield, MFS® VIT II MA Investors Growth Stock, MFS® VIT II Research International, MFS®
VIT International Intrinsic Value, MFS® VIT Investors Trust, MFS® VIT New Discovery,
MFS® VIT Research, MFS® VIT Total Return, MFS® VIT Total Return Bond, MFS® VIT
Utilities
30 days
Morgan Stanley VIF Emerging Markets Debt, Morgan Stanley VIF Emerging Markets Equity	30 days
Morningstar Aggressive Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF
Asset Allocation Portfolio, Morningstar Conservative ETF Asset Allocation Portfolio,
Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF
Asset Allocation Portfolio
30 days
Neuberger Berman AMT Sustainable Equity	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging
Markets Bond, PIMCO VIT Global Bond Opportunities (Unhedged), PIMCO VIT Global
Managed Asset Allocation, PIMCO VIT High Yield, PIMCO VIT International Bond
(Unhedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term,
PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Probabilities Fund	Unlimited
Putnam VT Diversified Income, Putnam VT Global Asset Allocation, Putnam VT Growth
Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Large Cap Value,
Putnam VT Multi-Asset Absolute Return, Putnam VT Multi-Cap Core, Putnam VT Small
Cap Growth
30 days
Redwood Managed Volatility	Unlimited
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF
Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex
VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x
Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy,
Rydex VIF Health Care, Rydex VIF High Yield Strategy, Rydex VIF Internet, Rydex VIF
Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF
Inverse MidCap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse
Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x
Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®,
Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals,
Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy,
Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P
500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure
Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure
Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x
Strategy, Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF
Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF
Weakening Dollar 2x Strategy
Unlimited
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Global Bond VIP Fund, Templeton Growth VIP Fund	30 days
27

Subaccount	Transfer Block Restriction (# of Calendar Days)
Third Avenue Value	90 days
TOPS® Aggressive Growth ETF, TOPS® Balanced ETF, TOPS® Conservative ETF, TOPS®
Growth ETF, TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Growth ETF,
TOPS® Managed Risk Moderate Growth ETF, TOPS® Moderate Growth ETF
30 days
VanEck VIP Global Gold, VanEck VIP Global Resources	30 days
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative
Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF
Equity Index, Vanguard® VIF Global Bond Index, Vanguard® VIF Growth, Vanguard® VIF
High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard®
VIF Moderate Allocation, Vanguard® VIF Real Estate Index, Vanguard® VIF Short Term
Investment Grade, Vanguard® VIF Small Company Growth[3], Vanguard® VIF Total Bond
Market Index, Vanguard® VIF Total International Stock Market Index, Vanguard® VIF Total
Stock Market Index
30 days
Virtus Duff & Phelps Real Estate Securities Series, Virtus KAR Small-Cap Growth Series,
Virtus Newfleet Multi-Sector Intermediate Bond Series, Virtus SGA International Growth
Series, Virtus Strategic Allocation Series
30 days
Voya MidCap Opportunities Portfolio	30 days
VY CBRE Clarion Global Real Estate Portfolio, VY CBRE Clarion Real Estate Portfolio	30 days
Western Asset Variable Global High Yield Bond	30 days
1
You may transfer Contract Value to the Alger Capital Appreciation and Alger Large Cap Growth Subaccounts only if you had Contract Value allocated to that Subaccount on April 30, 2021.
2
You may transfer Contract Value to the Lord Abbett Series Developing Growth VC Subaccount only if you had Contract Value allocated to that Subaccount on May 5, 2021.
3
You may transfer Contract Value to the Vanguard® VIF Small Company Growth Subaccount only if you had Contract Value allocated to that
Subaccount on May 1, 2019.

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners and Participants, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners and Participants who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner or Participant in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future.
28

You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner or Participant, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Owners and Participants seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. Furthermore, the identification of Owners and Participants determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners and Participants without special arrangement, waiver, or exception, aside from allocations to the Probabilities, Redwood, Rydex and certain Federated Subaccounts (see chart above), which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Probabilities, Redwood, Rydex and certain Federated Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher, which are reflected in Underlying Fund performance.
Because the Company does not reserve the unfettered right to prohibit transfers, it cannot guarantee that it can restrict or deter all harmful transfer activity, Owners and Participants bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and Participants and, as a result, the Company will inadvertently treat those Owners and Participants differently than Owners and Participants it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners and Participants may be treated differently than others. Consequently, there is a risk that some Owners and Participants may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value —The Contract Value is the sum of the amounts under your Contract held in each Subaccount as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value —Your Contract Value will vary depending upon several factors, including:
•
Investment performance of the Subaccounts to which you have allocated Contract Value,
•
Payment of Purchase Payments,
29

•
Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and
•
Charges assessed in connection with the Contract, including charges for any optional riders selected.
The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units attributable to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction request (subject to any application requirements that the transaction be in good order, as described herein). The price of each Subaccount is determined on each Valuation Date as of the close of regular trading on the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests, as described herein) received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.”
Requests to transfer Contract Value received at or after the applicable cut-off time will be effected at the Accumulation Unit value determined on the following Valuation Date. Normally, the cut-off time for transfer requests is 2:00 p.m. Central time. If regular trading on the New York Stock Exchange closes prior to 3:00 p.m. Central time, the cut-off time for transfer requests will be one hour prior to closing. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) minimum the mortality and expense risk charge under the Contract of 0.00% or 0.20% annually, and (5) the administration charge for that Subaccount, and (6) the deduction of the Underlying Fund’s fees and expenses.
The minimum mortality and expense risk charge of 0.00% or 0.20% and the administration charge of 0.25% are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times —We refer to the times by which financial transactions must be received to be processed on the current Valuation Date as “cut-off times.” Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any
30

announced closing of regular trading on the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) normally must be received prior to 3:00 p.m. Central time. Financial transactions (other than transfers) received at or after the cut-off time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals to pay investment advisory fees), death benefit payments, and Purchase Payments.
Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of regular trading on the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 15 minutes prior to any announced closing (generally 2:45 p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.
Full and Partial Withdrawals —An Owner may make a partial withdrawal of Contract Value or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including systematic withdrawals and withdrawals to pay investment advisory fees, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals or withdrawals to pay investment advisory fees) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (and only if the Owner has elected variable annuity payments under Annuity Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that it is received by the Company at its Administrative Office; however, if the request is received on a Valuation Date at or after the cut-off time (normally 3:00 p.m. Central time), the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a withdrawal will not be processed until it is in good order. In this regard, “good order” means that the withdrawal request is accompanied by a properly completed Withdrawal Request form (including the Owner’s signature and, if applicable, the written consent of any effective assignee or irrevocable beneficiary).
The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which the withdrawal is processed, less any applicable withdrawal charges (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than five years and the Company issued the Contract with a 5-year withdrawal charge schedule) and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Contingent Deferred Sales Charge” and “Premium Tax Charge.” If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under “Extra Credit.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Annuity Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals to pay investment advisory fees. A request for a partial withdrawal (including systematic withdrawals and withdrawals to pay investment advisory fees) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals and withdrawals to pay investment advisory fees) will be deducted from the requested payment amount as will any premium tax charge and/or a percentage of Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge or premium tax charge and unvested Credit Enhancementsbe deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract
31

Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See “Premium Tax Charge” and “Extra Credit.”
If a partial withdrawal (other than a systematic withdrawal or a withdrawal to pay investment advisory fees) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
A full or partial withdrawal, including a systematic withdrawal or a withdrawal to pay investment advisory fees, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see “Restrictions on Withdrawals from Qualified Plans” and “Restrictions under the Texas Optional Retirement Program.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”
Withdrawals to Pay Advisory Fees —The deduction of advisory fees from your Contract Value is treated as a withdrawal under the Contract. No surrender charges will be assessed on a withdrawal to pay advisory fees and the deduction of advisory fees will not count toward the annual free withdrawal amount. Deductions from your Contract Value to pay advisory fees will reduce death benefits and any guaranteed benefit values, perhaps significantly.
Withdrawals to pay advisory fees may still be treated as withdrawals for tax purposes by the Company and/or the IRS. For Non-Qualified Contracts, all or a portion of the charges deducted from your Contract Value to pay advisory fees to a financial intermediary may be subject to federal and state income taxes and a 10% federal penalty tax. In a series of recent private letter rulings, the IRS has recognized that investment adviser fees may, in certain circumstances and subject to certain conditions, be deemed a part of a Non-Qualified Contract rather than a taxable distribution. We have received such a private letter ruling from the IRS and intend to tax report in accordance with that ruling.
A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges and the impact of deducting advisory fees from your Contract Value.
Systematic Withdrawals —For no additional charge, the Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charges and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
32

In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, and any reduction for Credit Enhancements that have not yet vested (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Restrictions on Withdrawals from Qualified Plans” and “Federal Tax Matters.”
Free-Look Right —You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contact to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.
Death Benefit —You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner, and instructions regarding payment.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable as of the date the Company receives due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any applicable death benefit will terminate at the Annuity Start Date without value. See “Annuity Options.”
The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.
If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. Under a Qualified Contract, most non-spouse Designated Beneficiaries
33

will be required to receive all proceeds within ten years. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Designated Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means to our Administrative Office.
Example of the Impact of Advisory Fee Withdrawals on Contract Value and the Standard Death Benefit over Time. Assume:
(i)
The initial Purchase Payment is $100,000 and no additional Purchase Payments are added to the Contract.
(ii)
The Contract Value grows at an annual rate of 3%.
(iii)
An advisory fee withdrawal of $1,000 is taken each Contract Year at the end of the Contract Year.
Beginning of Contract Year	Contract Value Prior to Advisory Fee Withdrawal	Advisory Fee Withdrawal	Contract Value After Advisory Fee Withdrawal	Death Benefit After Advisory Fee Withdrawal
1	$100,000.00	$1,000.00	$102,000.00	$102,000.00
2	$102,000.00	$1,000.00	$104,060.00	$104,060.00
3	$104,060.00	$1,000.00	$106,181.80	$106,181.80
4	$106,181.80	$1,000.00	$108,367.25	$108,367.25
5	$108,367.25	$1,000.00	$110,618.27	$110,618.27
6	$110,618.27	$1,000.00	$112,936.82	$112,936.82
7	$112,936.82	$1,000.00	$115,324.92	$115,324.92
8	$115,324.92	$1,000.00	$117,784.67	$117,784.67
9	$117,784.67	$1,000.00	$120,318.21	$120,318.21
10	$120,318.21	$1,000.00	$122,927.76	$122,927.76
11	$122,927.76	$1,000.00	$125,615.59	$125,615.59
12	$125,615.59	$1,000.00	$128,384.06	$128,384.06
13	$128,384.06	$1,000.00	$131,235.58	$131,235.58
14	$131,235.58	$1,000.00	$134,172.65	$134,172.65
15	$134,172.65	$1,000.00	$137,197.83	$137,197.83
16	$137,197.83	$1,000.00	$140,313.76	$140,313.76
17	$140,313.76	$1,000.00	$143,523.18	$143,523.18
18	$143,523.18	$1,000.00	$146,828.87	$146,828.87
19	$146,828.87	$1,000.00	$150,233.74	$150,233.74
20	$150,233.74	$1,000.00	$153,740.75	$153,740.75
21	$153,740.75	$1,000.00	$157,352.97	$157,352.97
As the table above demonstrates, withdrawals to pay advisory fees taken over time will decrease the Contract Value. If the death benefit is equal to the Contract Value, such death benefit will also decrease as a result of withdrawals to pay advisory fees.
Distribution Requirements —The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that
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marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
For Contracts issued in connection with a Non-Qualified Contract, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and the Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
For any Designated Beneficiary of a Non-Qualified Contract other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.
Please note that any death benefit we may pay in excess of the Contract Value is subject to our financial strength and claims-paying ability.
Death of the Annuitant —If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.
Benefits Under the Contract

The following table summarizes information about the optional and standard benefits under the Contract that are currently available. Please note that this table does not fully describe the terms and conditions of each benefit. You should refer to the applicable sections of this Prospectus for additional information.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Provides a death benefit equal to the Contract Value.	There is no charge for this option.	•The death benefit will be reduced by any uncollected premium tax.
Dollar Cost Averaging Option	Allows the systematic transfer of a specified dollar amount or percentage of Contract Value among Subaccounts.	There is no charge for this option.
•The minimum amount that may be transferred to any one
Subaccount is $25.00.
•The Company may discontinue, modify, or suspend Dollar Cost
Averaging at any time.
•Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted.
•After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.

Asset Reallocation Option	Authorizes the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.	There is no charge for this option.	•The Company may discontinue, modify, or suspend the Asset Reallocation Option at any time.
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Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Automatic Investment Program	A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.	There is no charge for this option.	•The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is reduced to $50.
Systematic Withdrawals	Allows you to set up periodic automatic payments of a certain percentage or dollar amount of your Contract Value.	There is no charge for this option.
•Each payment must be at least $100 (unless we consent
otherwise).
•Withdrawals may be subject to income tax and penalties.
•If an Owner is enrolled in the Dollar Cost Averaging or Asset
Reallocation Options, the Owner may not elect to receive
systematic withdrawals from any Subaccount that is part of the
Dollar Cost Averaging or Asset Reallocation Options.

Optional Benefits
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions/Limitations
Return of Premium Death Benefit	Provides an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date.	0.10%
•The rider is only available at issue. You cannot change or cancel the rider after it has been issued.
•We will reduce the death benefit offered under this rider by any uncollected premium tax and if the Extra Credit Rider was in effect, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death (unless the death benefit is the Contract
Value).
•If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative
Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.
•The Owner and any Joint Owner must be 80 or younger on the
Contract Date.
•Withdrawals (including withdrawals to pay advisory fees) reduce the benefit proportionately. This means withdrawals could
significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

Extra Credit	Provides a Credit Enhancement equal to 3% of Purchase Payments, which will be added to the Contract Value for each Purchase Payment made in the first Contract Year.	0.40%
•If Purchase Payments are made in subsequent Contract Years, the charge for this benefit will increase proportionately in relation to those Purchase Payments and no additional Credit Enhancement will be applied.
•The rider is only available at issue. You cannot change or cancel the rider after it has been issued.
•You may not select an Annuity Start Date prior to seven years from the effective date of the rider.
•Credit Enhancements are not fully vested until the seventh Contract anniversary. Until that date, all or a portion of the Credit
Enhancement(s) will be forfeited under certain circumstances.
•Available only if the Owner was age 80 or younger on the Contract
Date.

Optional Riders —Upon your application for the Contract, you may select one or both of the following riders:
•
Return of Premium Death Benefit;
•
Extra Credit at 3%.
The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. See a detailed description of each rider below.
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Return of Premium Death Benefit —For an additional charge, as reflected in the Fee Table, under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”
Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:
1.
Contract Value; or
2.
The sum of all Purchase Payments (not including any Credit Enhancements) less an adjustment for any withdrawals and withdrawal charges (including systematic withdrawals and withdrawals to pay investment advisory fees).
In the event of a withdrawal (including a systematic withdrawal or a withdrawal to pay investment advisory fees), we reduce your Return of Premium Death Benefit as last adjusted for any prior withdrawal in the same proportion that the withdrawal reduces Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be reduced by an amount that is greater than the dollar amount of your withdrawal.
•
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal (including a withdrawal to pay advisory fees), then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000). After the withdrawal, your death benefit is $83,333. Note that your death benefit decreased by more than the dollar amount of your withdrawal.
See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due.
Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by any uncollected premium tax, and, if the Extra Credit Rider was in effect, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death (however, if the death benefit is 1 above, we will not reduce the death benefit by any Credit Enhancements).
Note: If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.
Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”
Extra Credit —For an additional charge, as reflected in the Fee Table, under this rider, we will add a bonus, or “Credit Enhancement,” to your Contract Value equal to 3% of each Purchase Payment you make during the first Contract Year.
Example of the Credit Enhancement Applied to Initial and Subsequent Purchase Payments. Assume:
(i)
The Owner purchased the Contract with the Extra Credit Rider.
(ii)
The initial Purchase Payment is $100,000.
The amount of the Credit Enhancement added to the Contract Value would be $3,000 ($100,000 x 3%). Thus, the Contract Value at issue would be $103,000.
Six months later the Owner makes a Purchase Payment of $50,000. The additional Purchase Payment will increase the Contract Value by $51,500, the amount of the $50,000 Purchase Payment plus $1,500 ($50,000 x 3%).
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There are several important points for you to consider before purchasing this rider:
•
As discussed below, we will recapture all or part of any Credit Enhancement that has not yet vested if you make a full or partial withdrawal.
•
We may exclude all or part of any Credit Enhancements from death benefit proceeds. See “Death Benefit” and “Return of Premium Death Benefit.”
•
If you elect this rider, you must select an Annuity Start Date that is at least seven years after the effective date of the rider. This rider may not be appropriate for you if you want to annuitize sooner or if you are over age 63 at issue and will be required to annuitize the Contract at age 70½ to meet federal minimum distribution requirements for IRAs.
•
We expect to make a profit from the charge for this rider, and we pay for the Credit Enhancements through the rider charge and recapture of Credit Enhancements under the vesting schedule.
•
We will allocate any Credit Enhancement among the Subaccounts in the same proportion as your Purchase Payment.
What happens if I return the Contract? If you exercise your right to return the Contract during the Free-Look period, we will reduce your Contract Value by the value of any Credit Enhancements applied. See “Free-Look Right.”
What happens if I make withdrawals? If you make a full or partial withdrawal, we will recapture all or part of any Credit Enhancement that has not yet “vested.” An amount equal to 1/7 of each Credit Enhancement will vest as of each Contract anniversary and the Credit Enhancement will be fully vested at the end of seven Contract Years.
We will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount available under the Contract. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See “Contingent Deferred Sales Charge.”
The amount we will recapture upon withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. As of the date of the withdrawal, this percentage equals:
1.
The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal amount, divided by
2.
Contract Value immediately prior to the withdrawal.
Example of Credit Enhancement Vesting and Recapture upon Withdrawal in Excess of the Free Withdrawal Amount. Assume:
(i)
The Owner purchased the Contract with the Extra Credit Rider.
(ii)
The initial Purchase Payment is $175,000.
The amount of the Credit Enhancement added to the Contract Value would be $5,250 ($175,000 x 3%). Thus, the Contract Value at issue would be $180,250.
An amount equal to 1/7 of the Credit Enhancement vests each Contract anniversary, and the Credit Enhancement is fully vested seven years from the date the Contract was issued. Assuming no withdrawals in excess of the free withdrawal amount are taken during the first seven Contract Years, the table below shows how the $5,250 Credit Enhancement vests each year:
Beginning of Contract Year	Vested Credit Enhancement	Unvested Credit Enhancement
1	$0.00	$5,250
2	$750	$4,500
3	$1,500	$3,750
4	$2,250	$3,000
5	$3,000	$2,250
6	$3,750	$1,500
7	$4,500	$750
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Beginning of Contract Year	Vested Credit Enhancement	Unvested Credit Enhancement
8	$5,250	$0.00
Due to negative market performance, in Contract Year 3, the Contract Value is $100,000, and the free withdrawal amount is $10,000. The Owner requests a withdrawal of $20,000, $10,000 more than the free withdrawal amount. The Credit Enhancement recapture is calculated as follows:
(Withdrawal Amount - Free Withdrawal Amount)	x	Unvested Credit Enhancement
(Contract Value Prior to Withdrawal - Unvested Credit Enhancement)
($20,000 - $10,000)	x	$3,750	=	$389.61
($100,000 - $3,750)
How do I know if this rider is right for me? The Extra Credit Rider would make sense for you only if:
•
you do not expect to make Purchase Payments to the Contract after the first Contract Year, and
•
you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed -5.00%.
This return represents the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The return is net of Contract and Underlying Fund expenses. This means that you would need to earn the return above plus the amount of applicable expenses to break even on the rider.
The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will increase in correlation to Purchase Payments and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.
What this all means is:
•
if your actual returns are greater than the amount set forth above and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider.
•
if your actual returns are less, or if you make additional Purchase Payments after the first Contract Year, you will be worse off than if you had not purchased the rider.
•
The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.
Are there age restrictions on purchasing this rider? The Owner must be 80 or younger on the Contract Date.
Rider Available for Purchase Only Prior to February 1, 2010 — A rider previously offered with the Contract is no longer available for purchase. Please refer to Appendix B – Rider Available For Purchase Only Prior To February 1, 2010 for a description of this rider.
Annuity Period

General —You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the first Contract anniversary and may not be deferred beyond the Annuitant’s 90th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth Contract anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms—either as a variable annuity for use with the Subaccounts or as a fixed annuity. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments
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will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.
The Contract currently provides for six Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time but will always offer a variable annuity option. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Annuity Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G for 45 years and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity.
Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis (note that less frequent payments will result in a larger payment amount, assuming the same amount is applied to purchase the annuity), although no payments will be made for less than $20. If the Company refuses to make payments of less than $20, the Company reserves the right to permit surrender of the Contract with no withdrawal charges in lieu of making such payments.
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Annuity Option 5.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Annuity Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charges and any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Annuity Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charges and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the Annuity Start Date is uncertain. Consult a tax advisor before requesting a withdrawal after the Annuity Start Date. The Owner may not make systematic withdrawals under Annuity Option 5. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period, as was available during the accumulation phase, if variable annuity payments have been selected.
The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
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Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Annuity Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made. For example, if the Annuity start amount was $100,000 and the calculated monthly annuity payment was $550, 182 payments ($100,000 / $550) would be guaranteed for the life of the Annuitant. This means if the Annuitant dies before 182 payments have been made, the remaining annuity payments will be continued to the Designated Beneficiary.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Annuity Option 1, there is no minimum number of payments guaranteed under this Annuity Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Annuity Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same level with the promise that if, at the death of both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.
Option 5 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. Annuity Payments are calculated on the basis of Annuity Units. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 6 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Annuity Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if
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any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Annuity Option 5.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option —You should carefully review the Annuity Options with your financial or tax adviser. If you have questions about the calculation of the payment amount under a particular Annuity Option, you can contact the Company at 1-800-888-2461. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular Qualified Plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that distributions begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 72. In addition, under a Qualified Plan, not all Annuity Options will satisfy required minimum distribution rules, particularly as those rules apply to your beneficiary after your death. Beginning with Owner deaths occurring on or after January 1, 2020, subject to certain exceptions, most non-spouse beneficiaries must complete distributions within ten years of the Owner’s death in order to satisfy required minimum distribution rules. Consult a tax adviser before electing an Annuity Option. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.
More About the Contract

Ownership —The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non natural Persons.” See “Federal Tax Matters.”
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.
Designation and Change of Beneficiary —The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed
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subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public. Not all Annuity Options will satisfy required minimum distribution rules for every Beneficiary.
Dividends —The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account —The Company generally will pay any full or partial withdrawal (including systematic withdrawals and withdrawals to pay investment advisory fees) or death benefit proceeds from Contract Value allocated to the Subaccounts within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone such a payment from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
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During which the NYSE is closed other than customary weekend and holiday closings,
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During which trading on the NYSE is restricted as determined by the SEC,
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During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or
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For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund chooses to suspend payments of redemption proceeds by imposing a temporary “redemption gate,” we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund redemption gate has been lifted.
Proof of Age and Survival —The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements —If you misstate the age or sex of an Annuitant or Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Cyber Security and Certain Business Continuity Risks —Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future. We note that there may be an increased risk of cyberattacks during periods of geopolitical or military conflicts (such as Russia’s invasion of the Ukraine and the resulting response by the United States and other countries).
Cyber-attacks and other disruptive events including, but not limited to, natural disasters, public health crises (like COVID-19), and geopolitical disputes and military actions that affect us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely impact our ability to conduct business, including if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event, and these disruptions may also impact your Contract Value. For instance, such disruptions may interfere with our processing of Contract transactions, including the processing of orders from our website or
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with the Underlying Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In the event of such a disruption, although our employees and the employees of our third-party service providers are able to work remotely, those remote work arrangements may result in our business operations being less efficient than under normal circumstances and could lead to delays in processing Contract transactions, including the processing of orders from Owners. For more information on the risks associated with owning the Contract, see “Principal Risks of Investing in the Contract.”
Restrictions on Withdrawals from Qualified Plans —Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, purchasing a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution.
If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a rollover under the Internal Revenue Code. An Owner of a Contract may be able to transfer your Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under your employer’s Section 403(b) arrangement.
Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.”
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Federal Tax Matters

Introduction —The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this Prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent
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complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Owner Control. In certain circumstances, owners of Non-Qualified variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable currently in the variable Contract Owner’s gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. While the Company does not think that such will be the case, due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that an Owner of a Contract might be treated as the owner of a pro rata portion of the assets of the Separate Account.
The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.
Income Taxation of Annuities in General—Non-Qualified Contracts —Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons,” “Diversification Standards,” and “Owner Control.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
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Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Non-Qualified Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Amounts distributed from a Contract because of your death or the death of the Annuitant are generally treated as income to the recipient. If distributed in a lump sum, such payments are taxed in the same manner as if the Contract had been surrendered, and if distributed under an Annuity Option, they are taxed in the same manner as annuity payments. For Non-Qualified Contracts, all or a portion of the charges deducted from your Contract Value to pay advisory fees to a financial intermediary may be subject to federal and state income taxes and a 10% federal penalty tax. In a series of recent private letter rulings, the IRS has recognized that investment adviser fees may, in certain circumstances and subject to certain conditions, be deemed a part of a Non-Qualified Contract rather than a taxable distribution. We have received such a private letter ruling from the IRS and intend to tax report in accordance with that ruling. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
Surrenders. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed as ordinary income.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
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Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a Non-Qualified contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.
Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. If contemplating any such transfer, assignment, selection or exchange, the Owner should contact a competent tax adviser with respect to the potential effects of such a transaction.
Qualified Plans —The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to
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providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the Participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the plan or subject the Owner or Beneficiary to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their Beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners, Participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.
The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:
Roth 403(b). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as “Roth contributions” under Code Section 402A, if the employer agrees to treat the contributions as Roth contributions under the employer’s 403(b) plan. Roth contributions may be made to the Contract in most states.
Unlike regular or “traditional” 403(b) contributions, which are made on a pre tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.
Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a “qualifying distribution” and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth contributions is subject to federal income taxes when distributed.
Roth contributions may be made up to the same elective contribution limits that apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contracts, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account, although they may be made to other accounts in the plan or program.
Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.
Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See “Rollovers.”
Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs,” which are described below.
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed
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and may not exceed (except in the case of a rollover contribution) the lesser of (i) $6,000 (for 2022) or (ii) 100% of the individual’s taxable compensation (for 2022).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($109,000 to $129,000 for a married couple filing a joint return and $68,000 to $78,000 for a single taxpayer in 2022). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $204,000 to $214,000 (for 2022). Non-deductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the April 1 following the calendar year that the contract owner reaches age 72 (70½ if the Owner reached age 70½ before January 1, 2020)—the contract owner’s retirement date, if any, will not affect his or her required beginning date. See “Section 403(b).” Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.
Distributions from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $129,000 to $144,000 in adjusted gross income for 2022 ($204,000 to $214,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contract Owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the Contract Owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. Beginning with deaths occurring on or after January 1, 2020, subject to certain exceptions, most non-spouse beneficiaries must complete distributions within ten years of the Owner’s death.
Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid in an “eligible rollover distribution” and the payee transfers any portion of the
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amount received to an “eligible retirement plan,” then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be another Section 403(b) plan, a qualified retirement plan, or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
A Section 403(b) plan must provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE-IRAs and SEP-IRAs, to another IRA in a 12-month period. The 12-month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12-month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) plan or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; or (x) made in connection with the birth or adoption of a child, in limited circumstances.
The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.” There may be additional exceptions to the 10% penalty tax (e.g., certain disaster relief distributions).
Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the Participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional Contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.
Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in
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connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.
Other Tax Considerations —
Federal Estate, Gift, and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered tax advice.
Other Information

Voting of Underlying Fund Shares —The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having beneficial interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the
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Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely voting instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Changes to Investments —The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. In addition, the Company reserves the right to substitute shares of any or all of the Underlying Funds in accordance with applicable law. In all cases, the Company will send you notice. For instance, the Company may seek to substitute shares of Underlying Funds should they no longer be available for investment, or if the Company’s management believes further investment in shares of any Underlying Fund should become inappropriate in view of the purposes of the Contract. The Company may substitute shares of an Underlying Fund with the shares of another Underlying Fund or the shares of a fund not currently offered under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under the 1940 Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments —The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners —The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis rather than at the time they occur. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
The shareholder reports for Underlying Funds available under your Contract will no longer be sent by mail, effective January 1, 2021, unless you specifically request paper copies of the reports from the Company. Instead, the
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reports will be made available on a website, and you will be notified by mail each time a report is posted and available online at https://dfinview.com/SecurityBenefit/TAHD/336277504?site=PFSBL .
You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-888-2461. Your election to receive reports in paper will apply to all Underlying Funds available under your Contract.
Electronic Privileges —If the Electronic Privileges section of the application or the proper form has been completed, signed, and received at the Company’s Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s website. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Reallocation Option, on your behalf.
Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions, provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company nor any of its affiliates nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests, provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
Legal Proceedings —The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or SDL is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDL’s ability to perform its contract with the Separate Account.
Sale of the Contract —The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, SDL, for the distribution and sale of the Contract. SDL’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended, and is a member of FINRA.
SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through SDL’s registered representatives, as well as through registered representatives of broker-dealers that have entered into selling agreements with SDL for the sale of the Contract (collectively, “Selling Broker-Dealers”). Registered representatives of SDL and of Selling Broker-Dealers must be licensed as insurance agents by New York insurance authorities and appointed as agents of the Company in order to sell the Contract. The Company pays commissions directly to SDL, as well as to Selling Broker-Dealers through SDL in connection with sales of the Contract. During fiscal years 2021, 2020, and 2019, the amounts paid to SDL in connection with all contracts sold through the Separate Account were $0, $0, and $668, respectively. SDL passes through commissions it receives either to the
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SDL registered representatives involved in the sales process or to the Selling Broker-Dealers for their sales of the Contract, as applicable. SDL does not retain any portion of commissions it receives as principal underwriter for the Contract. However, the Company (or an affiliate) pays some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, compensation and benefits for SDL’s registered representatives, advertising expenses, and other expenses of distributing the Contract. The Company does not pay commissions to financial intermediaries who receive advisory fees from Contract owners because such intermediaries receive compensation in connection with the Contract in the form of those advisory fees.
Selling Broker-Dealers. The Company pays commissions to SDL and to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company uses its corporate assets to pay commissions and other costs of distributing the Contract. Commissions and other incentives or payments described below are not charged directly to Owners of the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract (including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract) or from its General Account.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to the commissions and non-cash compensation described above, the Company pays additional compensation to selected Selling Broker-Dealers. These payments include: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) sponsorship of or reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars put on by the Selling Broker-Dealers; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.
Compensation Paid to All Selling Broker-Dealers. The Company pays compensation as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 0.15% annually of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and/or 0.05% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, in compliance with applicable regulatory requirements.
The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works receive in connection with your purchase of a Contract.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to the commissions and non-cash compensation described above, the Company pays additional compensation to selected Selling Broker-Dealers. These payments include: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) sponsorship of or reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational
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seminars put on by the Selling Broker-Dealers; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder can differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation or receives lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Additional Information

Registration Statement —A Registration Statement of which this Prospectus is a part has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of any of the SEC’s prescribed fees, and may also be obtained for free from the SEC’s web site (https://www.sec.gov). You may also obtain the Statement of Additional Information by writing the Company at its Administrative Office, P.O. Box 750497, Topeka, Kansas 66675-0497 or by calling 1-800-888-2461. The Statement of Additional Information is also available online at https://dfinview.com/SecurityBenefit/TAHD/336277504?site=PFSBL.
Financial Statements —You can find financial statements for First Security Benefit Life Insurance and Annuity Company of New York and Subsidiaries and the Separate Account in the Statement of Additional Information, which is available online at https://dfinview.com/SecurityBenefit/TAHD/336277504?site=PFSBL. To receive a copy of the Statement of Additional Information free of charge, call your investment professional or contact us at 1-800-888-2461.
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APPENDIX A
Underlying Funds Available Under the Contract

The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at https://dfinview.com/SecurityBenefit/TAHD/336277504?site=PFSBL. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to FSBLProspectusRequests@securitybenefit.com.
The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://fsbl.com/annuities/elitedesigns/.
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Balanced/Asset Allocation	7TwelveTM Balanced Portfolio – Class 3 Adviser: 7Twelve Advisors, LLC	1.21%	14.04%	6.97%	N/A
Global Equity	AB Sustainable Global Thematic – Class B Adviser: AllianceBernstein L.P.	1.18%	22.57%	22.11%	14.95%
Global Allocation	AB VPS Dynamic Asset Allocation – Class B Adviser: AllianceBernstein L.P.	1.08%	9.28%	6.94%	6.04%
Large Cap Value	AB VPS Growth and Income – Class B Adviser: AllianceBernstein L.P.	0.85%	27.84%	12.58%	13.39%
Mid Cap Value	AB VPS Small/Mid Cap Value – Class B Adviser: AllianceBernstein L.P.	1.05%	35.60%	9.88%	12.85%
Global Equity	AFIS Capital World Growth and Income – Class 4 Adviser: Capital Research and Management CompanySM	1.03%	14.46%	12.99%	11.39%
Government Bond	AFIS U.S. Government Securities – Class 4 Adviser: Capital Research and Management CompanySM	0.84%	(0.88)%	3.04%	2.08%
Large Cap Blend	AFIS Washington Mutual Investors – Class 4 Adviser: Capital Research and Management CompanySM	0.91%	27.51%	12.22%	13.53%
Large Cap Growth	Alger Capital Appreciation – Class S2 Adviser: Fred Alger Management, LLC	1.16%	18.83%	23.87%	18.76%
Large Cap Growth	Alger Large Cap Growth – Class S2 Adviser: Fred Alger Management, LLC	1.09%	11.56%	25.16%	17.47%
International Equity	Allspring International Equity VT – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.38%	6.87%	5.90%	6.04%
Large Cap Growth	Allspring Omega Growth VT – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.03%	14.97%	24.94%	18.43%
Mid Cap Blend	Allspring Opportunity VT – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.10%	24.78%	17.29%	14.94%
A-1

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Specialty-Sector	ALPS/Alerian Energy Infrastructure – Class III Adviser: ALPS Advisors, Inc.	1.34%	37.77%	(0.04)%	N/A
Large Cap Value	American Century VP Disciplined Core Value – Class II Adviser: American Century Investment Management, Inc.	0.95%	23.34%	13.68%	13.41%
Inflation- Protected Bond	American Century VP Inflation Protection – Class II Adviser: American Century Investment Management, Inc.	0.71%	6.27%	5.01%	2.82%
International Equity	American Century VP International – Class II Adviser: American Century Investment Management, Inc.	1.24%	8.60%	14.16%	9.89%
Mid Cap Value	American Century VP Mid Cap Value – Class II Adviser: American Century Investment Management, Inc.	1.00%	23.02%	9.25%	12.67%
Large Cap Value	American Century VP Value – Class II Adviser: American Century Investment Management, Inc.	0.98%	24.28%	9.39%	11.88%
Balanced/Asset Allocation	American Funds IS® Asset Allocation – Class 4 Adviser: Capital Research and Management CompanySM	0.80%	14.84%	11.43%	11.10%
Global Bond	American Funds IS® Capital World Bond – Class 4 Adviser: Capital Research and Management CompanySM	1.00%	(5.18)%	3.24%	1.85%
Global Equity	American Funds IS® Global Growth – Class 4 Adviser: Capital Research and Management CompanySM	1.03%	16.14%	19.39%	15.41%
Global Equity	American Funds IS® Global Small Capitalization – Class 4 Adviser: Capital Research and Management CompanySM	1.20%	6.43%	15.16%	12.24%
Large Cap Growth	American Funds IS® Growth – Class 4 Adviser: Capital Research and Management CompanySM	0.85%	21.69%	25.12%	19.44%
Large Cap Blend	American Funds IS® Growth-Income – Class 4 Adviser: Capital Research and Management CompanySM	0.79%	23.80%	16.10%	15.14%
International Equity	American Funds IS® International Growth and Income – Class 4 Adviser: Capital Research and Management CompanySM	1.04%	5.09%	8.49%	6.72%
International Equity	American Funds IS® International – Class 4 Adviser: Capital Research and Management CompanySM	1.04%	(1.71)%	9.37%	7.88%
Intermediate Term Bond	American Funds IS® Mortgage – Class 4 Adviser: Capital Research and Management CompanySM	0.87%	(0.78)%	2.25%	2.04%
Emerging Markets	American Funds IS® New World – Class 4 Adviser: Capital Research and Management CompanySM	1.14%	4.63%	12.96%	8.41%
A-2

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Large Cap Blend	BlackRock Advantage Large Cap Core V.I. – Class III Adviser: BlackRock Advisors, LLC	0.95%	28.06%	17.79%	15.45%
Large Cap Value	BlackRock Basic Value V.I. – Class III Adviser: BlackRock Advisors, LLC	1.11%	21.34%	8.94%	11.28%
Large Cap Growth	BlackRock Capital Appreciation V.I. – Class III Adviser: BlackRock Advisors, LLC	1.17%	20.89%	25.03%	18.26%
Large Cap Value	BlackRock Equity Dividend V.I. – Class III Adviser: BlackRock Advisors, LLC	1.12%	20.30%	11.36%	11.56%
Global Allocation	BlackRock Global Allocation V.I. – Class III Adviser: BlackRock Advisors, LLC	1.13%	6.42%	9.71%	7.68%
High Yield Bond	BlackRock High Yield V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock International Limited	0.91%	5.23%	6.11%	6.14%
Large Cap Growth	BlackRock Large Cap Focus Growth V.I. – Class III Adviser: BlackRock Advisors, LLC	1.16%	17.78%	24.31%	19.05%
Small Cap Blend	BNY Mellon IP Small Cap Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Mellon Investments Corporation	0.61%	26.14%	11.78%	13.88%
Specialty-Sector	BNY Mellon IP Technology Growth – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.03%	12.64%	27.50%	19.76%
Large Cap Blend	BNY Mellon Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Mellon Investments Corporation	0.51%	28.11%	17.87%	15.97%
Large Cap Blend	BNY Mellon VIF Appreciation – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Fayez Sarofim & Co.	1.05%	26.78%	20.17%	14.18%
Global Allocation	Delaware Ivy VIP Asset Strategy - Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.00%	10.44%	11.36%	8.01%
Balanced/Asset Allocation	Delaware Ivy VIP Balanced - Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.00%	15.97%	11.73%	10.16%
Large Cap Growth	Delaware Ivy VIP Core Equity – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	0.99%	28.94%	18.82%	15.53%
A-3

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Specialty-Sector	Delaware Ivy VIP Energy – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.22%	42.00%	(11.79)%	(4.25)%
Global Equity	Delaware Ivy VIP Global Equity Income – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.01%	16.97%	8.69%	9.86%
Global Equity	Delaware Ivy VIP Global Growth – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.18%	17.86%	15.87%	11.52%
Large Cap Growth	Delaware Ivy VIP Growth – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	0.99%	30.03%	25.13%	19.06%
High Yield Bond	Delaware Ivy VIP High Income – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.95%	6.06%	5.48%	6.60%
International Equity	Delaware Ivy VIP International Core Equity – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.16%	14.18%	8.01%	7.77%
Short Term Bond	Delaware Ivy VIP Limited-Term Bond – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.79%	(0.49)%	2.00%	1.66%
Mid Cap Growth	Delaware Ivy VIP Mid Cap Growth – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.14%	16.36%	24.85%	17.05%
Specialty-Sector	Delaware Ivy VIP Natural Resources – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.21%	26.68%	(0.72)%	(1.21)%
Specialty-Sector	Delaware Ivy VIP Science and Technology – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.14%	15.17%	23.88%	19.46%
Specialty-Sector	Delaware Ivy VIP Securian Real Estate Securities – Class II Adviser: Delaware Management Company Sub-Adviser: Securian Asset Management Inc.	1.30%	43.68%	11.50%	11.30%
A-4

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Small Cap Growth	Delaware Ivy VIP Small Cap Growth – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.15%	3.99%	15.83%	12.85%
Small Cap Blend	Delaware Ivy VIP Smid Cap Core – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.17%	20.78%	10.35%	12.94%
Large Cap Value	Delaware Ivy VIP Value – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.00%	31.18%	12.02%	12.89%
Global Equity	Dimensional VA Equity Allocation – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.50%	24.37%	N/A	N/A
Global Bond	Dimensional VA Global Bond Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.24%	(1.04)%	1.68%	1.90%
Global Allocation	Dimensional VA Global Moderate Allocation – Institutional Class Adviser: Dimensional Fund Advisors LP	0.46%	14.20%	9.87%	N/A
International Equity	Dimensional VA International Small Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.40%	14.56%	10.12%	10.04%
International Equity	Dimensional VA International Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.28%	18.11%	7.00%	6.52%
Short Term Bond	Dimensional VA Short-Term Fixed Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.12%	(0.19)%	1.10%	0.78%
Large Cap Value	Dimensional VA U.S. Large Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP	0.21%	27.04%	10.52%	13.50%
Small Cap Value	Dimensional VA U.S. Targeted Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP	0.29%	39.68%	10.45%	13.60%
Large Value	Donoghue Forlines Dividend VIT Fund – Class 1 Adviser: Donoghue Forlines LLC	2.33%	30.30%	3.67%	5.08%
A-5

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Tactical Allocation	Donoghue Forlines Momentum VIT Fund – Class 1 Adviser: Donoghue Forlines LLC	1.53%	29.66%	10.22%	11.29%
Large Cap Growth	DWS Capital Growth VIP – Class B Adviser: DWS Investment Management Americas, Inc.	0.75%	22.46%	23.49%	18.92%
Large Cap Blend	DWS Core Equity VIP – Class B Adviser: DWS Investment Management Americas, Inc.	0.91%	24.94%	16.32%	15.83%
Large Cap Value	DWS CROCI® U.S. VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.10%	26.27%	9.88%	8.38%
Global Equity	DWS Global Small Cap VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.33%	14.65%	9.00%	8.91%
High Yield Bond	DWS High Income VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.27%	3.79%	5.71%	5.84%
Global Equity	DWS International Growth VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.62%	7.88%	12.43%	10.11%
Mid Cap Value	DWS Small Mid Cap Value VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.22%	30.04%	7.47%	10.12%
Floating Rate Bond	Eaton Vance VT Floating-Rate Income - Initial Class Adviser: Eaton Vance Management	1.18%	3.63%	3.19%	3.53%
Intermediate Government	Federated Hermes Fund for U.S. Government Securities II Adviser: Federated Investment Management Company	0.87%	(2.04)%	2.25%	1.88%
High Yield Bond	Federated Hermes High Income Bond II – Service Class Adviser: Federated Investment Management Company	1.11%	4.44%	5.28%	6.06%
Balanced/Asset Allocation	Fidelity® VIP Balanced – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.71%	17.99%	14.69%	12.37%
Large Cap Blend	Fidelity® VIP Contrafund® – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.85%	27.51%	19.87%	16.35%
Small Cap Blend	Fidelity® VIP Disciplined Small Cap – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.82%	20.39%	10.19%	12.80%
Emerging Markets	Fidelity® VIP Emerging Markets – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited; FIL Investments (Japan) Limited	1.16%	(2.41)%	14.71%	8.17%
A-6

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Large Cap Growth	Fidelity® VIP Growth & Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.77%	25.64%	13.17%	13.79%
Large Cap Growth	Fidelity® VIP Growth Opportunities – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.88%	11.68%	31.77%	22.64%
High Yield Bond	Fidelity® VIP High Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.92%	4.29%	4.78%	5.36%
Large Cap Blend	Fidelity® VIP Index 500 – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.35%	28.26%	18.05%	16.15%
Intermediate Term Bond	Fidelity® VIP Investment Grade Bond – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.64%	(0.90)%	4.08%	3.29%
Mid Cap Growth	Fidelity® VIP Mid Cap – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.86%	25.31%	13.32%	13.00%
International Equity	Fidelity® VIP Overseas – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited; FIL Investments (Japan) Limited	1.02%	19.39%	14.15%	10.55%
Specialty-Sector	Fidelity® VIP Real Estate – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.89%	38.64%	9.05%	10.14%
A-7

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Multi-Sector Bond	Fidelity® VIP Strategic Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited; FIL Investments (Japan) Limited	0.91%	3.44%	5.11%	4.47%
Multi Cap Growth	Franklin DynaTech VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.92%	16.14%	23.64%	16.66%
Large Cap Value	Franklin Growth and Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.08%	25.24%	12.92%	12.42%
Balanced/Asset Allocation	Franklin Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.72%	16.75%	7.45%	7.38%
Large Cap Growth	Franklin Large Cap Growth VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.09%	15.28%	23.15%	16.92%
Global Equity	Franklin Mutual Global Discovery VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	1.23%	19.13%	6.42%	8.47%
Large Cap Value	Franklin Mutual Shares VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	0.98%	19.17%	6.44%	9.00%
Large Cap Blend	Franklin Rising Dividends VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.88%	26.79%	16.81%	14.40%
Small Cap Value	Franklin Small Cap Value VIP Fund – Class 2[2] Adviser: Franklin Mutual Advisers, LLC	0.91%	25.37%	9.94%	12.13%
Small Cap Growth	Franklin Small-Mid Cap Growth VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.08%	10.01%	20.84%	15.70%
Multi-Sector Bond	Franklin Strategic Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.07%	2.11%	3.15%	3.70%
Government Bond	Franklin U.S. Government Securities VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.78%	(1.83)%	1.75%	1.28%
International Equity	Goldman Sachs VIT International Equity Insights – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.42%	11.81%	8.20%	7.20%
Large Cap Value	Goldman Sachs VIT Large Cap Value – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.05%	23.93%	10.06%	11.79%
Mid Cap Growth	Goldman Sachs VIT Mid Cap Growth – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.44%	11.48%	21.22%	16.00%
Mid Cap Value	Goldman Sachs VIT Mid Cap Value – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.11%	30.57%	12.89%	12.79%
Small Cap Blend	Goldman Sachs VIT Small Cap Equity Insights – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.18%	23.50%	11.06%	12.65%
Large Cap Growth	Goldman Sachs VIT Strategic Growth – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.04%	21.56%	24.26%	18.71%
A-8

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Multi Cap Value	Guggenheim VIF All Cap Value Adviser: Security Investors, LLC	1.13%	26.95%	10.42%	12.26%
Floating Rate Bond	Guggenheim VIF Floating Rate Strategies Adviser: Guggenheim Partners Investment Management, LLC	1.34%	2.50%	2.51%	N/A
Specialty	Guggenheim VIF Global Managed Futures Strategy Adviser: Security Investors, LLC	1.89%	0.94%	2.06%	(0.52)%
High Yield Bond	Guggenheim VIF High Yield Adviser: Security Investors, LLC	1.28%	5.41%	4.65%	6.00%
Large Cap Value	Guggenheim VIF Large Cap Value Adviser: Security Investors, LLC	1.03%	27.03%	10.63%	12.30%
Specialty	Guggenheim VIF Long Short Equity Adviser: Security Investors, LLC	1.60%	23.80%	6.51%	5.83%
Balanced/Asset Allocation	Guggenheim VIF Managed Asset Allocation Adviser: Security Investors, LLC	1.06%	12.47%	10.40%	9.38%
Specialty	Guggenheim VIF Multi-Hedge Strategies Adviser: Security Investors, LLC	2.07%	8.10%	3.71%	2.83%
Small Cap Value	Guggenheim VIF Small Cap Value Adviser: Security Investors, LLC	1.21%	26.18%	6.76%	10.21%
Mid Cap Value	Guggenheim VIF SMid Cap Value Adviser: Security Investors, LLC	1.14%	23.75%	10.11%	11.66%
Large Cap Blend	Guggenheim VIF StylePlus Large Core Adviser: Security Investors, LLC	1.30%	28.48%	17.76%	15.93%
Large Cap Growth	Guggenheim VIF StylePlus Large Growth Adviser: Security Investors, LLC	1.35%	27.77%	24.22%	18.70%
Mid Cap Growth	Guggenheim VIF StylePlus Mid Growth Adviser: Security Investors, LLC	1.31%	13.69%	18.21%	15.65%
Small Cap Growth	Guggenheim VIF StylePlus Small Growth Adviser: Security Investors, LLC	1.54%	6.54%	14.14%	14.05%
Intermediate Term Bond	Guggenheim VIF Total Return Bond Adviser: Security Investors, LLC	0.87%	(0.43)%	5.10%	4.90%
Global Equity	Guggenheim VIF World Equity Income Adviser: Security Investors, LLC	1.15%	21.74%	10.74%	10.30%
International Equity	Invesco Oppenheimer V.I. International Growth Fund – Series II Adviser: Invesco Advisers, Inc.	1.38%	10.12%	11.65%	9.47%
Large Cap Growth	Invesco V.I. American Franchise – Series II Adviser: Invesco Advisers, Inc.	1.11%	11.65%	21.43%	17.08%
Mid Cap Value	Invesco V.I. American Value – Series II Adviser: Invesco Advisers, Inc.	1.13%	27.62%	8.94%	10.65%
A-9

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Global Allocation	Invesco V.I. Balanced-Risk Allocation – Series II Adviser: Invesco Advisers, Inc.	1.43%	9.26%	7.18%	5.99%
Large Cap Value	Invesco V.I. Comstock – Series II Adviser: Invesco Advisers, Inc.	0.99%	33.04%	11.12%	12.59%
Large Cap Blend	Invesco V.I. Core Equity – Series II Adviser: Invesco Advisers, Inc.	1.05%	27.38%	13.69%	11.99%
Mid Cap Growth	Invesco V.I. Discovery Mid Cap Growth – Series II Adviser: Invesco Advisers, Inc.	1.08%	18.79%	22.75%	17.53%
Large Blend	Invesco V.I. Equally-Weighted S&P 500 – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Capital Management LLC	0.60%	28.88%	15.14%	14.91%
Balanced/Asset Allocation	Invesco V.I. Equity and Income – Series II Adviser: Invesco Advisers, Inc.	0.80%	18.35%	9.27%	10.28%
International Equity	Invesco V.I. EQV International Equity – Series II Adviser: Invesco Advisers, Inc.	1.38%	10.12%	11.65%	9.47%
Global Equity	Invesco V.I. Global Core Equity – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Canada Ltd.	1.21%	15.71%	11.07%	9.45%
Specialty-Sector	Invesco V.I. Global Real Estate – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.22%	25.44%	7.27%	7.84%
Multi-Sector Bond	Invesco V.I. Global Strategic Income Fund – Series II Adviser: Invesco Advisers, Inc.	1.14%	(3.56)%	2.15%	2.90%
Global Equity	Invesco V.I. Global – Series II Adviser: Invesco Advisers, Inc.	1.03%	15.17%	17.88%	13.96%
Government Bond	Invesco V.I. Government Securities – Series II Adviser: Invesco Advisers, Inc.	0.93%	(2.43)%	2.21%	1.52%
Large Cap Value	Invesco V.I. Growth and Income – Series II Adviser: Invesco Advisers, Inc.	0.99%	28.19%	9.94%	12.05%
Specialty-Sector	Invesco V.I. Health Care – Series II Adviser: Invesco Advisers, Inc.	1.22%	12.05%	14.48%	13.68%
High Yield Bond	Invesco V.I. High Yield – Series II Adviser: Invesco Advisers, Inc.	1.19%	4.00%	4.38%	5.34%
Mid Cap Blend	Invesco V.I. Main Street Mid Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.18%	22.86%	11.15%	10.52%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.09%	22.26%	13.46%	14.40%
Small Cap Blend	Invesco V.I. Small Cap Equity – Series II Adviser: Invesco Advisers, Inc.	1.20%	20.09%	13.15%	12.01%
Mid Cap Growth	Janus Henderson VIT Enterprise – Service Class Adviser: Janus Henderson Investors US LLC	0.96%	16.54%	18.84%	16.93%
A-10

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Large Cap Growth	Janus Henderson VIT Forty – Service Class Adviser: Janus Henderson Investors US LLC	1.02%	22.60%	25.27%	20.00%
Mid Cap Value	Janus Henderson VIT Mid Cap Value – Service Class Adviser: Janus Henderson Investors US LLC	0.92%	19.42%	8.48%	10.02%
International Equity	Janus Henderson VIT Overseas – Service Class Adviser: Janus Henderson Investors US LLC	1.12%	13.29%	13.08%	5.98%
Large Cap Growth	Janus Henderson VIT Research – Service Class Adviser: Janus Henderson Investors US LLC	0.85%	20.05%	21.68%	17.16%
Intermediate Term Bond	JPMorgan Insurance Trust Core Bond Portfolio – Class 2 Adviser: J.P. Morgan Investment Management Inc.	0.80%	(1.66)%	3.32%	2.72%
Small Cap Blend	JPMorgan Insurance Trust Small Cap Core Portfolio – Class 2 Adviser: J.P. Morgan Investment Management Inc.	1.09%	21.06%	11.46%	13.70%
Large Cap Blend	JPMorgan Insurance Trust US Equity Portfolio – Class 2 Adviser: J.P. Morgan Investment Management Inc.	0.99%	29.01%	19.33%	17.17%
Long Short Equity	LHA Tactical Beta Variable Series Fund – Series II Adviser: Little Harbor Advisors, LLC	1.61%	N/A	N/A	N/A
Multi-Sector Bond	Lord Abbett Series Bond-Debenture VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.89%	3.28%	5.66%	6.33%
Small Cap Growth	Lord Abbett Series Developing Growth VC – Class VC2 Adviser: Lord, Abbett & Co. LLC	1.15%	(2.75)%	24.69%	17.25%
Large Cap Blend	Lord Abbett Series Dividend Growth VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.01%	25.62%	15.79%	14.17%
Large Cap Blend	Lord Abbett Series Fundamental Equity VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.17%	27.31%	10.24%	11.33%
Large Cap Blend	Lord Abbett Series Growth and Income VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.93%	29.02%	11.07%	12.17%
Mid Cap Growth	Lord Abbett Series Growth Opportunities VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.26%	26.48%	19.29%	15.34%
Mid Cap Value	Lord Abbett Series Mid Cap Stock VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.14%	28.70%	7.99%	10.60%
Intermediate Term Bond	Lord Abbett Series Total Return VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.71%	(0.24)%	3.61%	3.32%
Emerging Markets	MFS® VIT Emerging Markets Equity – Service Class Adviser: Massachusetts Financial Services Company	1.98%	(7.02)%	7.82%	3.72%
Global Allocation	MFS® VIT Global Tactical Allocation – Service Class Adviser: Massachusetts Financial Services Company	1.08%	2.58%	5.52%	5.27%
High Yield Bond	MFS® VIT High Yield – Service Class Adviser: Massachusetts Financial Services Company	1.03%	3.08%	4.93%	5.58%
Large Cap Growth	MFS® VIT II MA Investors Growth Stock – Service Class Adviser: Massachusetts Financial Services Company	1.04%	25.66%	22.53%	17.29%
A-11

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
International Equity	MFS® VIT II Research International – Service Class Adviser: Massachusetts Financial Services Company	1.23%	11.27%	11.90%	8.11%
International Equity	MFS® VIT International Intrinsic Value – Service Class Adviser: Massachusetts Financial Services Company	1.17%	10.28%	13.78%	12.16%
Large Cap Blend	MFS® VIT Investors Trust – Service Class Adviser: Massachusetts Financial Services Company	1.05%	26.51%	16.95%	15.17%
Small Cap Growth	MFS® VIT New Discovery – Service Class Adviser: Massachusetts Financial Services Company	1.20%	1.57%	21.00%	15.87%
Large Cap Blend	MFS® VIT Research – Service Class Adviser: Massachusetts Financial Services Company	1.07%	24.51%	17.65%	15.35%
Intermediate Term Bond	MFS® VIT Total Return Bond – Service Class Adviser: Massachusetts Financial Services Company	0.79%	(1.07)%	3.87%	3.39%
Balanced/Asset Allocation	MFS® VIT Total Return – Service Class Adviser: Massachusetts Financial Services Company	0.96%	13.84%	9.57%	9.31%
Specialty-Sector	MFS® VIT Utilities – Service Class Adviser: Massachusetts Financial Services Company	1.04%	13.82%	11.61%	9.65%
Emerging Markets Bond	Morgan Stanley VIF Emerging Markets Debt – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Limited	1.42%	(1.96)%	3.77%	3.82%
Emerging Markets	Morgan Stanley VIF Emerging Markets Equity – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Company	1.50%	2.95%	9.41%	5.38%
Asset Allocation/ Lifestyle	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.79%	18.33%	11.54%	10.15%
Asset Allocation/ Lifestyle	Morningstar Balanced ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.78%	10.79%	8.35%	7.45%
Asset Allocation/ Lifestyle	Morningstar Conservative ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.90%	2.28%	4.34%	3.55%
Asset Allocation/ Lifestyle	Morningstar Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.77%	14.88%	10.30%	9.16%
Asset Allocation/ Lifestyle	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.81%	6.47%	6.53%	5.55%
A-12

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Specialty	Neuberger Berman AMT Sustainable Equity – Class I Adviser: Neuberger Berman Investment Advisers LLC	0.92%	23.48%	15.72%	14.36%
Specialty	PIMCO VIT All Asset – Advisor Class Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates LLC	1.435%	16.04%	8.45%	5.91%
Specialty-Sector	PIMCO VIT CommodityRealReturn Strategy – Advisor Class Adviser: Pacific Investment Management Company LLC	1.26%	33.11%	5.61%	(1.98)%
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond – Advisor Class Adviser: Pacific Investment Management Company LLC	1.12%	(2.66)%	4.44%	4.31%
Global Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) – Advisor Class Adviser: Pacific Investment Management Company LLC	1.02%	(4.25)%	3.01%	1.44%
Global Allocation	PIMCO VIT Global Managed Asset Allocation – Advisor Class Adviser: Pacific Investment Management Company LLC	1.42%	12.60%	10.59%	6.03%
High Yield Bond	PIMCO VIT High Yield – Advisor Class Adviser: Pacific Investment Management Company LLC	0.87%	3.53%	5.36%	5.96%
International Bond	PIMCO VIT International Bond Portfolio (Unhedged) – Advisor Class Adviser: Pacific Investment Management Company LLC	1.01%	(7.61)%	3.03%	0.90%
Short Term Bond	PIMCO VIT Low Duration – Advisor Class Adviser: Pacific Investment Management Company LLC	0.75%	(1.03)%	1.44%	1.49%
Inflation- Protected Bond	PIMCO VIT Real Return – Advisor Class Adviser: Pacific Investment Management Company LLC	0.77%	5.48%	5.23%	2.95%
Short Term Bond	PIMCO VIT Short-Term – Advisor Class Adviser: Pacific Investment Management Company LLC	0.70%	(0.16)%	1.68%	1.54%
Intermediate Term Bond	PIMCO VIT Total Return – Advisor Class Adviser: Pacific Investment Management Company LLC	0.75%	(1.36)%	3.83%	3.33%
Intermediate Core-Plus Bond	Pioneer Bond VCT – Class II Adviser: Amundi Asset Management US, Inc.	0.88%	0.22%	3.96%	3.86%
Large Cap Value	Pioneer Equity Income VCT – Class II Adviser: Amundi Asset Management US, Inc.	1.05%	25.33%	10.47%	12.15%
High Yield Bond	Pioneer High Yield VCT – Class II Adviser: Amundi Asset Management US, Inc.	1.39%	5.45%	4.78%	5.91%
Specialty-Sector	Pioneer Real Estate Shares VCT – Class II Adviser: Amundi Asset Management US, Inc.	1.60%	40.75%	9.70%	10.46%
Multi-Sector Bond	Pioneer Strategic Income VCT – Class II Adviser: Amundi Asset Management US, Inc.	1.49%	1.73%	4.20%	4.21%
Specialty	Probabilities Fund – Class 2 Adviser: Probabilities Fund Management, LLC	4.49%	1.98%	3.98%	N/A
A-13

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Multi-Sector Bond	Putnam VT Diversified Income – Class IB Adviser: Putnam Investment Management, LLC	1.02%	(6.95)%	1.70%	3.07%
Global Allocation	Putnam VT Global Asset Allocation – Class IB Adviser: Putnam Investment Management, LLC	1.09%	13.95%	9.90%	9.85%
Large Cap Growth	Putnam VT Growth Opportunities – Class IB Adviser: Putnam Investment Management, LLC	0.89%	22.65%	25.54%	19.85%
High Yield Bond	Putnam VT High Yield – Class IB Adviser: Putnam Investment Management, LLC	0.95%	4.97%	5.33%	6.06%
Intermediate Term Bond	Putnam VT Income – Class IB Adviser: Putnam Investment Management, LLC	0.82%	(4.59)%	3.61%	3.73%
Large Cap Value	Putnam VT Large Cap Value – Class IB Adviser: Putnam Investment Management, LLC	0.81%	27.30%	13.81%	14.11%
Specialty	Putnam VT Multi-Asset Absolute Return – Class IB Adviser: Putnam Investment Management, LLC	1.79%	0.75%	(0.52)%	0.97%
Multi Cap Blend	Putnam VT Multi-Cap Core – Class IB Adviser: Putnam Investment Management, LLC	0.91%	31.07%	18.08%	16.30%
Small Cap Growth	Putnam VT Small Cap Growth – Class IB Adviser: Putnam Investment Management, LLC	1.10%	13.92%	16.65%	14.23%
Specialty	Redwood Managed Volatility – Class N Adviser: Redwood Investment Management, LLC	1.84%	0.26%	2.09%	N/A
Specialty-Sector	Rydex VIF Banking Adviser: Security Investors, LLC	1.69%	33.49%	7.36%	11.10%
Specialty-Sector	Rydex VIF Basic Materials Adviser: Security Investors, LLC	1.69%	22.94%	12.38%	7.88%
Specialty-Sector	Rydex VIF Biotechnology Adviser: Security Investors, LLC	1.69%	1.42%	12.45%	15.86%
Specialty-Sector	Rydex VIF Commodities Strategy Adviser: Security Investors, LLC	1.95%	39.55%	1.95%	(6.57)%
Specialty-Sector	Rydex VIF Consumer Products Adviser: Security Investors, LLC	1.69%	10.62%	7.37%	9.67%
Specialty	Rydex VIF Dow 2x Strategy Adviser: Security Investors, LLC	1.83%	40.60%	23.46%	23.10%
Specialty-Sector	Rydex VIF Electronics Adviser: Security Investors, LLC	1.70%	38.25%	31.48%	23.75%
Specialty-Sector	Rydex VIF Energy Adviser: Security Investors, LLC	1.69%	50.46%	(5.87)%	(3.55)%
Specialty-Sector	Rydex VIF Energy Services Adviser: Security Investors, LLC	1.69%	17.50%	(20.11)%	(13.28)%
International Equity	Rydex VIF Europe 1.25x Strategy Adviser: Security Investors, LLC	1.90%	18.71%	9.75%	6.29%
A-14

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Specialty-Sector	Rydex VIF Financial Services Adviser: Security Investors, LLC	1.69%	35.26%	11.90%	13.14%
Government Bond	Rydex VIF Government Long Bond 1.2x Strategy Adviser: Security Investors, LLC	1.33%	(7.49)%	6.46%	3.91%
Specialty-Sector	Rydex VIF Health Care Adviser: Security Investors, LLC	1.69%	18.84%	16.55%	15.44%
High Yield Bond	Rydex VIF High Yield Strategy Adviser: Security Investors, LLC	1.76%	1.69%	4.07%	N/A
Specialty-Sector	Rydex VIF Internet Adviser: Security Investors, LLC	1.69%	(4.66)%	19.97%	17.87%
Specialty	Rydex VIF Inverse Dow 2x Strategy Adviser: Security Investors, LLC	1.89%	(35.33)%	(32.63)%	(29.44)%
Specialty	Rydex VIF Inverse Government Long Bond Strategy Adviser: Security Investors, LLC	3.56%	0.97%	(8.16)%	(6.54)%
Specialty	Rydex VIF Inverse Mid-Cap Strategy Adviser: Security Investors, LLC	1.82%	(23.23)%	(15.12)%	(15.56)%
Specialty	Rydex VIF Inverse NASDAQ-100® Strategy Adviser: Security Investors, LLC	1.85%	(25.45)%	(24.60)%	(21.37)%
Specialty	Rydex VIF Inverse Russell 2000® Strategy Adviser: Security Investors, LLC	1.87%	(18.48)%	(15.51)%	(15.89)%
Specialty	Rydex VIF Inverse S&P 500 Strategy Adviser: Security Investors, LLC	1.77%	(24.44)%	(17.80)%	(16.50)%
International Equity	Rydex VIF Japan 2x Strategy Adviser: Security Investors, LLC	1.69%	(14.09)%	14.21%	14.14%
Specialty-Sector	Rydex VIF Leisure Adviser: Security Investors, LLC	1.69%	0.92%	10.42%	12.85%
Mid Cap Blend	Rydex VIF Mid-Cap 1.5x Strategy Adviser: Security Investors, LLC	1.80%	35.25%	15.00%	17.81%
Large Cap Growth	Rydex VIF NASDAQ-100® Adviser: Security Investors, LLC	1.67%	25.54%	26.24%	21.11%
Large Cap Growth	Rydex VIF NASDAQ-100® 2x Strategy Adviser: Security Investors, LLC	1.80%	53.45%	51.40%	41.85%
Large Cap Blend	Rydex VIF Nova Adviser: Security Investors, LLC	1.64%	42.18%	23.95%	21.92%
Specialty-Sector	Rydex VIF Precious Metals Adviser: Security Investors, LLC	1.61%	(9.19)%	10.63%	(2.01)%
Specialty-Sector	Rydex VIF Real Estate Adviser: Security Investors, LLC	1.69%	34.07%	9.20%	9.52%
Specialty-Sector	Rydex VIF Retailing Adviser: Security Investors, LLC	1.69%	11.75%	16.89%	14.04%
A-15

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Small Cap Blend	Rydex VIF Russell 2000® 1.5x Strategy Adviser: Security Investors, LLC	1.89%	19.00%	13.29%	16.15%
Small Cap Blend	Rydex VIF Russell 2000® 2x Strategy Adviser: Security Investors, LLC	1.87%	25.77%	15.11%	19.85%
Large Cap Blend	Rydex VIF S&P 500 2x Strategy Adviser: Security Investors, LLC	1.78%	58.29%	29.82%	28.08%
Large Cap Growth	Rydex VIF S&P 500 Pure Growth Adviser: Security Investors, LLC	1.60%	27.59%	19.28%	16.25%
Large Cap Value	Rydex VIF S&P 500 Pure Value Adviser: Security Investors, LLC	1.59%	32.32%	7.94%	11.87%
Mid Cap Growth	Rydex VIF S&P MidCap 400 Pure Growth Adviser: Security Investors, LLC	1.60%	12.21%	11.31%	10.54%
Mid Cap Value	Rydex VIF S&P MidCap 400 Pure Value Adviser: Security Investors, LLC	1.59%	31.25%	9.62%	11.79%
Small Cap Growth	Rydex VIF S&P SmallCap 600 Pure Growth Adviser: Security Investors, LLC	1.60%	19.16%	10.40%	11.73%
Small Cap Value	Rydex VIF S&P SmallCap 600 Pure Value Adviser: Security Investors, LLC	1.59%	43.41%	5.21%	9.84%
Specialty	Rydex VIF Strengthening Dollar 2x Strategy Adviser: Security Investors, LLC	2.10%	11.10%	(1.65)%	2.24%
Specialty-Sector	Rydex VIF Technology Adviser: Security Investors, LLC	1.69%	20.50%	26.84%	19.95%
Specialty-Sector	Rydex VIF Telecommunications Adviser: Security Investors, LLC	1.70%	8.98%	6.25%	6.48%
Specialty-Sector	Rydex VIF Transportation Adviser: Security Investors, LLC	1.70%	22.17%	15.43%	16.02%
Money Market	Rydex VIF U.S. Government Money Market Adviser: Security Investors, LLC	1.29%	0.00%	0.31%	0.15%
Specialty-Sector	Rydex VIF Utilities Adviser: Security Investors, LLC	1.69%	14.52%	8.30%	8.53%
Specialty	Rydex VIF Weakening Dollar 2x Strategy Adviser: Security Investors, LLC	2.10%	(13.97)%	(1.09)%	(5.81)%
Large Cap Growth	T. Rowe Price Blue Chip Growth – Class II Adviser: T. Rowe Price Associates, Inc.	1.10%	17.33%	22.96%	18.93%
Large Cap Value	T. Rowe Price Equity Income – Class II Adviser: T. Rowe Price Associates, Inc.	1.10%	25.22%	10.74%	11.54%
Specialty-Sector	T. Rowe Price Health Sciences – Class II Adviser: T. Rowe Price Associates, Inc.	1.20%	12.83%	19.22%	20.13%
Short Term Bond	T. Rowe Price Limited-Term Bond – Class II Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price Hong Kong Limited	0.95%	(0.13)%	2.02%	1.39%
A-16

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Emerging Markets	Templeton Developing Markets VIP Fund – Class 2 Adviser: Templeton Asset Management Ltd Sub-Adviser: Franklin Templeton Investment Management Limited	1.44%	(5.74)%	10.60%	4.84%
International Equity	Templeton Foreign VIP Fund – Class 2 Adviser: Templeton Investment Counsel, LLC	1.12%	4.16%	2.71%	4.00%
Global Bond	Templeton Global Bond VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.77%	(4.99)%	(0.94)%	1.13%
Global Equity	Templeton Growth VIP Fund – Class 2 Adviser: Templeton Global Advisors Limited	1.18%	4.87%	5.21%	7.36%
World Large Stock	Third Avenue Value Adviser: Third Avenue Management LLC	1.48%	16.65%	5.77%	7.06%
Balanced/Asset Allocation	TOPS® Aggressive Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.80%	19.11%	12.14%	N/A
Balanced/Asset Allocation	TOPS® Balanced ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.81%	9.34%	7.30%	N/A
Balanced/Asset Allocation	TOPS® Conservative ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.83%	6.27%	5.57%	N/A
Balanced/Asset Allocation	TOPS® Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.80%	16.30%	10.84%	N/A
Balanced/Asset Allocation	TOPS® Managed Risk Balanced ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.00%	8.06%	6.11%	N/A
Balanced/Asset Allocation	TOPS® Managed Risk Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.99%	12.00%	7.91%	N/A
Balanced/Asset Allocation	TOPS® Managed Risk Moderate Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.99%	10.62%	7.24%	N/A
Balanced/Asset Allocation	TOPS® Moderate Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.80%	12.57%	9.19%	N/A
Specialty-Sector	VanEck VIP Global Gold – Class S Adviser: Van Eck Associates Corporation	1.58%	(14.01)%	9.25%	2.75%
Specialty-Sector	VanEck VIP Global Resources – Class S Adviser: Van Eck Associates Corporation	1.34%	18.68%	1.99%	(0.37)%
Balanced/Asset Allocation	Vanguard® VIF Balanced Adviser: Wellington Management Company LLP	0.20%	19.02%	12.32%	11.40%
A-17

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Large Cap Growth	Vanguard® VIF Capital Growth Adviser: PRIMECAP Management Company	0.34%	21.54%	18.12%	17.35%
Asset Allocation/ Lifestyle	Vanguard® VIF Conservative Allocation Adviser: The Vanguard Group, Inc.	0.13%	5.99%	8.09%	7.16%
Large Cap Value	Vanguard® VIF Diversified Value Adviser: Lazard Asset Management LLC; Hotchkis and Wiley Capital Management, LLC	0.28%	30.47%	13.52%	13.15%
Large Cap Value	Vanguard® VIF Equity Income Adviser: The Vanguard Group, Inc.; Wellington Management Company LLP	0.30%	25.33%	12.35%	13.06%
Large Cap Blend	Vanguard® VIF Equity Index Adviser: The Vanguard Group, Inc.	0.14%	28.55%	1.31%	16.39%
Global Bond	Vanguard® VIF Global Bond Index Adviser: The Vanguard Group, Inc.	0.13%	(1.84)%	N/A	N/A
Large Cap Growth	Vanguard® VIF Growth Adviser: Wellington Management Company LLP	0.41%	17.86%	24.24%	19.15%
High Yield Bond	Vanguard® VIF High Yield Bond Adviser: Wellington Management Company LLP	0.26%	3.68%	5.69%	6.05%
International Equity	Vanguard® VIF International Adviser: Baillie Gifford Overseas Limited; Schroder Investment Management North America Inc.	0.38%	(1.54)%	20.47%	13.57%
Mid Cap Blend	Vanguard® VIF Mid-Cap Index Adviser: The Vanguard Group, Inc.	0.17%	24.36%	15.72%	14.97%
Asset Allocation/ Lifestyle	Vanguard® VIF Moderate Allocation Adviser: The Vanguard Group, Inc.	0.12%	10.07%	10.31%	9.22%
Specialty-Sector	Vanguard® VIF Real Estate Index Adviser: The Vanguard Group, Inc.	0.26%	40.21%	11.25%	11.43%
Short Term Bond	Vanguard® VIF Short Term Investment Grade Adviser: The Vanguard Group, Inc.	0.14%	(0.45)%	2.74%	2.48%
Small Cap Growth	Vanguard® VIF Small Company Growth[2] Adviser: ArrowMark Colorado Holdings, LLC (ArrowMark Partners); The Vanguard Group, Inc.	0.30%	14.22%	15.59%	14.89%
Intermediate Term Bond	Vanguard® VIF Total Bond Market Index Adviser: The Vanguard Group, Inc.	0.14%	(1.72)%	3.50%	2.77%
International Equity	Vanguard® VIF Total International Stock Market Index Adviser: The Vanguard Group, Inc.	0.10%	8.53%	N/A	N/A
Large Cap Blend	Vanguard® VIF Total Stock Market Index Adviser: The Vanguard Group, Inc.	0.13%	25.64%	17.79%	16.13%
Specialty-Sector	Virtus Duff & Phelps Real Estate Securities Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Duff & Phelps Investment Management Co.	1.17%	46.41%	12.71%	11.95%
A-18

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Small Cap Growth	Virtus KAR Small-Cap Growth Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Kayne Anderson Rudnick Investment Management LLC	1.26%	4.98%	26.81%	21.27%
Multi-Sector Bond	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Newfleet Asset Management, LLC	0.92%	1.07%	4.32%	4.77%
International Equity	Virtus SGA International Growth Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Sustainable Growth Advisers, LP	1.16%	8.32%	8.93%	5.01%
Balanced/Asset Allocation	Virtus Strategic Allocation Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Kayne Anderson Rudnick Investment Management, LLC; Newfleet Asset Management, LLC	0.97%	7.57%	15.25%	10.81%
Mid Cap Growth	Voya MidCap Opportunities Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: Voya Investment Management Co. LLC	1.25%	11.65%	18.33%	14.94%
Specialty-Sector	VY® CBRE Global Real Estate Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: CBRE Investment Management Listed Real Assets, LLC	1.46%	33.90%	9.67%	8.73%
Specialty-Sector	VY® CBRE Real Estate Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: CBRE Investment Management Listed Real Assets, LLC	1.42%	51.74%	11.90%	11.09%
High Yield Bond	Western Asset Variable Global High Yield Bond – Class II Adviser: Legg Mason Partners Fund Advisor, LLC Sub-Adviser: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Pte. Ltd.	1.07%	1.04%	5.10%	5.53%
1
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

2 This fund is no longer available for new transfers.
Optional Rider Investment Restrictions

The optional riders are not subject to investment restrictions.
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The Statement of Additional Information (SAI) contains additional information about the Contract, us, and the Separate Account, including financial statements. The SAI is dated the same date as this Prospectus and the SAI is incorporated by reference into this Prospectus. You may request a free copy of the SAI or submit inquiries about the Contract by writing the Company at its Administrative Office, P.O. Box 750497, Topeka, KS 66675-0497, by calling 1-800-888-2461 or by visiting us online at https://dfinview.com/SecurityBenefit/TAHD/336277504?site=PFSBL.
You may also obtain reports and other information about the Separate Account on the SEC’s website at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier C000049771

Prospectus
May 1, 2022

ELITEDESIGNS® VARIABLE ANNUITY
Important Privacy Notice Included
Variable annuity contracts issued by
First Security Benefit Life Insurance and Annuity Company of New York
and offered by Security Distributors, LLC
32-70130-02 2022/05/01
V7013B (PRS)

ELITEDESIGNS® VARIABLE ANNUITY
(for Contracts issued on or after April 18, 2011)
Individual Flexible Purchase Payment Deferred Variable Annuity Contract
Variable Annuity Account A
Issued By:	Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York 121 State Street Albany, New York 12207 1-800-355-4570 www.fsbl.com	First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the EliteDesigns Variable Annuity—an Individual Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”) offered by First Security Benefit Life Insurance and Annuity Company of New York (the “Company”). The Contract is available for individuals as a non-tax qualified contract. The Contract is also available for individuals in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code. The Contract may be available through third-party financial intermediaries who charge an advisory fee for their services. This fee is in addition to Contract fees and expenses. If you elect to pay the advisory fee from your Contract Value, then this deduction will reduce death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current Owners.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company, called Variable Annuity Account A (the “Separate Account”). Each Subaccount invests in a corresponding mutual fund (each, an “Underlying Fund”). The Underlying Funds currently available under the Contract are listed and described in Appendix A to this Prospectus (entitled “Underlying Funds Available Under the Contract”).
This Prospectus sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract Value. You should review this Prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date: May 1, 2022
V7013B (PRS)
Protected by U.S. Patent No. 7,251,623 B1.32-70130-02 2022/05/01

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3

Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit —A unit of measure used to calculate Contract Value.
Administrative Office —First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497.
Annuitant —The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity (“annuity”) —A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Options.
Annuity Options —Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period —The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date —The date when annuity payments begin.
Annuity Unit —A unit of measure used to calculate variable annuity payments under Annuity Options 1 through 6.
Automatic Investment Program —A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Company —First Security Benefit Life Insurance and Annuity Company of New York. The Company is also identified herein as “we,” “our,” or “us.”
Contract —The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date —The date the Contract begins as shown in your Contract. Contract anniversaries are measured from the Contract Date. The Contract Date is usually the date that the initial Purchase Payment is credited to the Contract.
Contract Value —The total value of your Contract as of any Valuation Date.
Contract Year —Each twelve-month period measured from the Contract Date.
Designated Beneficiary —The person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date.
General Account —All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Internal Revenue Code or the Code —The Internal Revenue Code of 1986, as amended.
Owner —The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Purchase Payment —An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account —Variable Annuity Account A, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
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Subaccount —A division of the Separate Account which invests in a corresponding Underlying Fund.
Underlying Fund —A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date —Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. Each Valuation Date closes at the end of regular trading on the New York Stock Exchange (normally, 3:00 p.m. Central time). The New York Stock Exchange is scheduled to be closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period —A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next Valuation Date.
Withdrawal Value —The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Annuity Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
Important Information You Should Consider About the Contract

	FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals	The Company does not assess a withdrawal charge on full or partial withdrawals.	Fee Table Fee Table – Examples Charges and Deductions
Transaction Charges	There are no charges for other transactions.	Not Applicable
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	FEES AND EXPENSES			Location in Prospectus
Ongoing Fees and Expenses (annual charges)
The tables below describe the current fees and expenses of the Contract that you may pay each year, depending on the options you choose and the date your Contract was issued. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Contracts issued before February 1, 2013:

Fee Table
Fee Table – Examples
Charges and Deductions
– Mortality and Expense
Risk Charge
Charges and Deductions
– Return of Premium
Death Benefit Rider
Charge
Charges and Deductions
– Administration Charge
Appendix A – Underlying
Funds Available Under
the Contract

	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.25%	0.45%
	Investment options[2] (Underlying Fund fees and expenses)	0.11%	4.78%
	Optional benefit available for an additional charge[3]	0.10%	0.10%
1
As a percentage of Contract Value allocated to the Separate Account. The Base
Contract Annual Fee is 0.55% during the Annuity Period.
2
As a percentage of Underlying Fund average net assets.
3
As a percentage of Contract Value.

	Contracts issued on or after February 1, 2013:
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.25%	0.45%
	Investment options[2] (Underlying Fund fees and expenses)	0.11%	4.78%
	Optional benefit available for an additional charge[3]	0.35%	0.35%
1
As a percentage of Contract Value allocated to the Separate Account. The Base
Contract Annual Fee is 0.55% during the Annuity Period.
2
As a percentage of Underlying Fund average net assets.
3
As a percentage of Contract Value.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

	Lowest Annual Cost: $345.45	Highest Annual Cost: $4,195.58
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
•No optional benefits
•No advisory fees
•No additional Purchase Payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base
Contract charge, optional benefit and
Underlying Fund fees and expenses
•No advisory fees
•No additional Purchase Payments,
transfers or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•Withdrawals may reduce or terminate Contract guarantees.
•The benefits of tax deferral and long-term income mean the Contract is more beneficial to investors with a long-time horizon.
The Contract – General
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	RISKS	Location in Prospectus
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that are available under the Contract.
•Each investment option has its own unique risks.
•You should review the investment options before making an investment decision.
Appendix A – Underlying Funds Available Under the Contract
Insurance Company Risks
An investment in the Contract is subject to the risks related to us, First Security
Benefit Life Insurance and Annuity Company of New York. Any obligations, guarantees or benefits of the Contract are subject to our claims-paying ability.
If we experience financial distress, we may not be able to meet our obligations to you. More information about First Security Benefit Life Insurance and
Annuity Company of New York, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting www.fsbl.com.
Information About the Company, the Separate Account, and the Underlying Funds – First Security Benefit Life Insurance and Annuity Company of New York
	RESTRICTIONS	Location in Prospectus
Investments
•Certain investment options may not be available under your Contract.
•Certain Subaccounts prohibit you from transferring out and back in the same
Subaccount within a period of calendar days.
•We reserve the right to limit your transfers to 14 in a Contract Year, to suspend transfers and limit the transfer amounts, and to limit transfers in circumstances of frequent or large transfers.
•We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract.
The Contract – Allocation of Purchase Payments The Contract – Transfers of Contract Value – Frequent Transfer Restrictions Other Information – Changes to Investments
Optional Benefits
•The Return of Premium Death Benefit is only available at Contract issue.
You cannot change or cancel it after issue.
•We reserve the right to stop offering the Return of Premium Death Benefit for purchase at any time.
•We do not have the right to modify or terminate an optional benefit.
Withdrawals, however, may reduce the value of the Return of Premium
Death Benefit by an amount greater than the value withdrawn or result in termination of the benefit.
The Contract – Return of Premium Death Benefit
	TAXES	Location in Prospectus
Tax Implications
•If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
•Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•If you purchased the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit deferral under the Contract.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.

The Contract –
Withdrawals to Pay
Advisory Fees
Charges and Deductions
– Deduction of Advisory
Fees
Federal Tax Matters –
Introduction
Federal Tax Matters –
Income Taxation of
Annuities in General—
Non-Qualified Contracts

	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or is compensated less.
Other Information – Sale of the Contract
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	CONFLICTS OF INTEREST	Location in Prospectus
Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Additional Compensation Paid to Selected Selling Broker-Dealers
Overview of the Contract

Purpose of the Contract —The Contract is a variable annuity contract. It is designed for retirement planning purposes. You make investments in the Contract’s investment options during the accumulation phase. The value of your investments is used to calculate your benefits under the Contract. At the end of the accumulation phase, we use that accumulated value to calculate the payments that we make during the annuity phase. These payments can provide or supplement your retirement income. Generally speaking, the longer your accumulation phase, the greater your accumulated value may be for setting your benefits and annuity payouts. The Contract also includes a death benefit to help financially protect your Designated Beneficiary.
This Contract may be appropriate for you if you have a long investment time horizon. This Contract is not intended for people who may need to make early or frequent withdrawals or who intend to engage in frequent trading in the Subaccounts that are available under the Contract. Because of the possibility of income tax and tax penalties on early withdrawals, the Contract should not be viewed as an investment vehicle offering low cost liquidity. Your financial goal in acquiring the Contract should focus on a long-term insurance product, offering the prospect of investment growth.
Phases of the Contract —The contract has two phases: (1) an accumulation phase (for savings) and (2) an annuity (payout) phase (for income).
Accumulation Phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. To accumulate value during the accumulation phase, you invest your Purchase Payments and earnings in the Subaccounts that are available under the Contract, which, in turn, invest in Underlying Funds with different investment strategies, objectives, and risk/reward profiles. You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to a Subaccount will increase or decrease in dollar value depending in part on the investment performance of the Underlying Fund in which such Subaccount invests.
A list of the Underlying Funds currently available under the Contract is provided in Appendix A: Underlying Funds Available Under the Contract.
Annuity (Payout) Phase. The Annuity phase occurs after the Annuity Start Date and is when you or a designated payee begin receiving regular Annuity payments from your Contract. The Contract provides several Annuity Options. You should carefully review the Annuity Options with your financial or tax adviser. We may make other Annuity Options available upon request. We may also discontinue the availability of one or more of these options at any time.
Please note that if you annuitize, your investments will be converted to income payments and you generally will no longer be able to withdraw money at will from your Contract. However, if the Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Annuity Option 5, withdrawals (other than systematic withdrawals or withdrawals to pay investment advisory fees) are permitted after the Annuity Start Date. The Return of Premium Death Benefit terminates upon annuitization. The Company will continue to deduct the monthly Return of Premium Death Benefit Rider charge if you elect Annuity Option 5 or 6.
Contract Features —
Accessing Your Money. Before your Contract is annuitized, you can withdraw money from your Contract at any time. If you take a withdrawal, you may have to pay income taxes, including a tax penalty if you are younger than age 59½.
Tax Treatment. You can transfer money between investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are taxed only upon: (1) making a withdrawal; (2) surrender of the Contract; (3) receiving a payment from us; or (4) payment of a death benefit.
Death Benefit. The Contract includes a standard death benefit equal to the Contract Value reduced by any uncollected premium tax. If you purchased the optional rider that provides an enhanced death benefit, you have the opportunity to leave your beneficiary a death benefit greater than the standard death benefit.
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Return of Premium Death Benefit. For an additional cost, under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date.
Advisory Fees. Deductions from your Contract Value to pay third-party advisory fees are treated as withdrawals under the Contract. If you elect to pay advisory fees from your Contract Value, then the deduction will reduce the death benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
Additional Services —We offer several additional services:

Dollar Cost Averaging. You direct us to systematically transfer Contract Value among the Subaccounts on a monthly, quarterly, semiannual, or annual basis.
Asset Reallocation Option. You direct us to automatically reallocate your Contract Value to return to your original percentage investment allocations on a periodic basis.
Automatic Investment Program. Purchase Payments are automatically paid from your bank account on a specified day each month or pursuant to a salary reduction agreement.
Systematic Withdrawals. You receive regular automatic withdrawals from your Contract, on a monthly, quarterly, annual or semi-annual basis, provided that each payment must amount to at least $100 (unless we consent otherwise).
Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher.
Transaction Expenses
Charge
Sales Load Imposed on Purchase Payments	None
Surrender Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Fee (per transfer)	None
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Underlying Fund fees and expenses). If you choose to purchase the optional rider, you will pay additional charges, as shown below.
Annual Contract Expenses
Charge
Administrative Expenses	None
Base Contract Expenses (as a percentage of average Contract Value)	0.45%[1]
Optional Benefit Expenses – Return of Premium Death Benefit Rider Charge (as a percentage of Contract Value)	0.10%[2]
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Charge
Optional Benefit Expenses – Return of Premium Death Benefit Rider Charge (as a percentage of Contract Value)	0.35%[3]
1 This charge is comprised of both an annual mortality and expense risk charge and an annual administration charge. The administration charge is equal to an annual rate of 0.25% and is deducted daily. We reserve the right to apply a higher administration charge to new Subaccounts we add in the future. The mortality and expense risk charge is 0.20% but is reduced to 0.00% for Contract Values of $500,000 or more. Any mortality and expense risk charge above the minimum charge of 0.00% is deducted from your Contract Value on a monthly basis. During the
Annuity Period, the mortality and expense risk charge is 0.30%; thus, during the Annuity Period the Base Contract Expenses are 0.55% in lieu of the amount described above.
2 This is the Optional Benefit Expense for Contracts issued before February 1, 2013.
3 This is the Optional Benefit Expense for Contracts issued on or after February 1, 2013.

The next table below shows the minimum and maximum total operating expenses charged by the Underlying Funds you may pay periodically during the time that you own the Contract. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A to this Prospectus.
Annual Underlying Fund Expenses
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)	0.11%	4.78%
Net Annual Underlying Fund Expenses (after contractual waivers/reimbursements)[1]	0.11%	3.56%
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Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length and are in place at least through April 30, 2023.

Examples —These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, Annual Contract Expenses and annual Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract. The Examples do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such fees were reflected, the costs would be higher.
These Examples assume that you invest $100,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and you elect the optional benefit available for an additional charge. The first Example assumes the most expensive Annual Underlying Fund Expenses. The second Example assumes the least expensive Annual Underlying Fund Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Based on the Most Expensive Annual Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$5,563.82	$16,594.83	$27,498.25	$54,208.26
If you do not surrender; or if you annuitize your Contract at the end of the applicable time period.	$5,563.82	$16,594.83	$27,498.25	$54,208.26
Based on the Least Expensive Annual Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$928.61	$2,901.32	$5,038.70	$11,195.63
If you do not surrender; or if you annuitize your Contract at the end of the applicable time period	$928.61	$2,901.32	$5,038.70	$11,195.63
Principal Risks of Investing in the Contract

Risk of Investment Loss —The Contract involves risks, including possible loss of principal. You bear the risk of any decline in the Contract Value resulting from the performance of the Subaccounts you have chosen. Your losses could be significant. This risk could have a significant negative impact on certain benefits and guarantees under the Contract.
This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
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Short-Term Investment Risk/Withdrawal Risk —This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. If you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A tax may be assessed on withdrawals and surrenders, and it could be substantial. A tax may be assessed on withdrawals and surrenders, and it could be substantial. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal could reduce the value of the optional benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract and any benefits. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long time horizon.
Subaccount Risk —Amounts that you invest in the Subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Subaccounts that you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Subaccount’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Subaccount. You are responsible for selecting Subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. The investment risks are described in the prospectuses for the Underlying Funds.
Managed Volatility Fund Risk —Certain Underlying Funds utilize managed volatility strategies. These risk management techniques help us manage our financial risks associated with the Contract’s guaranteed rider benefits, like living and death benefits, because they reduce the incidence of extreme outcomes, including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your Contract Value and guaranteed rider benefits and may therefore conflict with your personal investment objectives. In addition, the cost of these hedging strategies may negatively impact performance.
Purchase Payment Risk —Your ability to make subsequent Purchase Payments is subject to restrictions. We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments. There is no guarantee that you will always be permitted to make Purchase Payments.
Financial Strength and Claims-Paying Ability Risk —All guarantees under the Contract that are paid from our General Account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Cybersecurity and Business Disruption Risk —Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is vulnerable to systems failures and cyber-attacks. Systems failures and cyber-attacks may adversely affect us, your Contract, and your Contract Value. In addition to cybersecurity risks, we are exposed to the risk that natural and man-made disasters, pandemics (like COVID-19), catastrophes, geopolitical disputes and military actions may significantly disrupt our business operations and our ability to administer the Contract. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with systems failures, cyber-attacks, or natural and man-made disasters, pandemics and catastrophes. We note that there may be an increased risk of cyberattacks during periods of geopolitical or military conflicts (such as Russia’s invasion of the Ukraine and the resulting response by the United States and other countries). For more information about these risks, see “More About the Contract – Cyber Security and Certain Business Continuity Risks.”
Tax Consequences Risk —Withdrawals are generally taxable (to the extent of any earnings on the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
Advisory Fee Deduction Risk —If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefit and guaranteed rider benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
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Information About the Company, the Separate Account, and the Underlying Funds

First Security Benefit Life Insurance and Annuity Company of New York —First Security Benefit Life Insurance and Annuity Company of New York is a stock life insurance company organized under the insurance laws of the State of New York on November 8, 1994. The Company offers fixed and variable annuity contracts in New York and is admitted to do business in that state. The Company’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Principal Underwriter for the Contract is Security Distributors, LLC (“SDL”), One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a wholly-owned subsidiary of Security Benefit Life Insurance Company and is a member of the Financial Regulatory Authority (“FINRA”).
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.fsbl.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
Published Ratings —The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account —The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors.
The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Changes to Investments.”
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company. We do not guarantee the investment results of the Separate Account.
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Underlying Funds —Each Underlying Fund is an open-end management investment company or a series thereof and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies of the Underlying Fund. Each Underlying Fund has its own investment objectives and policies.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ managed volatility strategies that are intended to reduce the Underlying Fund’s overall volatility and downside risk, and those Underlying Funds may help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. During rising markets, the hedging strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in an Underlying Fund without a managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. On the other hand, investing in an Underlying Fund with a managed volatility strategy may be helpful in a declining market with higher market volatility because the strategy will often reduce your equity exposure in such circumstances. In such cases, your Contract Value may decline less than would have been the case if you had not invested in an Underlying Fund with a managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). If you allocate Contract Value to a Subaccount that invests in a fund of funds, you will indirectly bear the fees and expenses of both the top-tier and bottom-tier funds, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities or other assets.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on the corresponding Subaccount may become low and possibly negative.
Shares of the Underlying Funds currently are not publicly traded. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies as other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds, and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Fund to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.
Information regarding each Underlying Fund, including its (i) name, (ii) type or investment objective, (iii) investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance, is available in an appendix to this Prospectus. See Appendix A: Underlying Funds Available Under the Contract. We cannot assure that any Underlying Fund will achieve its objective. Each Underlying Fund has issued a prospectus that contains more detailed information about the Underlying Fund. Read these prospectuses carefully before investing. Paper or electronic copies of the Underlying Fund prospectuses may be obtained by calling us at 1-800-888-2461, e-mailing us at FSBLProspectusRequests@securitybenefit.com or visiting https://dfinview.com/SecurityBenefit/TAHD/DFIN11321?site=PFSBL.
Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) receives payments from some of the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receives can be significant. Where these payments are made, the advisers, sub-advisers, or distributors (or affiliate thereof) of those Underlying Funds have increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments can be used by the Company for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and in the Company’s role as an intermediary for the Underlying Funds. The Company and its affiliates may profit from these payments.
12b-1 Fees. The Company and/or its affiliate, SDL, the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual operating expenses. Payments made out of Underlying Fund assets will reduce the
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amount of assets that would otherwise be available for investment, and will reduce the Underlying Fund’s investment returns. Currently, the Company and SDL receive 12b-1 fees ranging from 0.25% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in Underlying Funds that pay 12b-1 fees.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub- advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.25% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in an Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is based on a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund. None of these payments are paid from Underlying Fund assets.
Other Payments. In the case of certain of the Underlying Funds, the Underlying Fund’s adviser, sub-adviser, distributor, or affiliates provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, pay the Company (or its affiliates) and/or selling firms amounts to participate in their national and regional sales conferences and meetings with their sales desks, and/or provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive for them to market the Underlying Funds when offering or distribution the Contract and to cooperate with their promotional efforts for the Underlying Funds.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDL, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments described above that range in total from a minimum of 0.25% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in an Underlying Fund.
Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for the Company to meet its revenue targets. See “Administration Charge.”
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. These payment arrangements may create an incentive for us to select funds that pay us higher amounts. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant assets. The Company does not recommend or endorse any particular Underlying Fund and does not provide investment advice.
Charges and Deductions

Certain charges will be deducted in connection with the Contract, as described below.
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Transaction Expenses
Premium Tax Charge —Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.
Deduction of Advisory Fees —You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time, and you may authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. You may terminate your investment adviser authorization at any time by sending written and signed notice of termination to our Administrative Office or submitting an electronic notice of termination to AAWF-NF@securitybenefit.com.
We will treat each deduction as a partial withdrawal from your Contract. The Company will deduct the amount of the withdrawal from the Contract Value in the Subaccounts, according to the Owner’s or authorized investment adviser’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, all or a portion of the charges deducted from your Contract Value to pay the investment adviser's fees may be subject to federal and state income tax and a 10% federal penalty tax.
In a series of recent private letter rulings, the IRS has recognized that investment adviser fees may, in certain circumstances and subject to certain conditions, be deemed a part of a Non-Qualified Contract rather than a taxable distribution. We have received such a private letter ruling from the IRS and intend to tax report in accordance with that ruling.
The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
Withdrawals from your Contract Value to pay advisory fees will reduce the death benefits and other guaranteed benefits under the Contract, perhaps significantly. See “Death Benefit” for an example of how withdrawals to pay advisory fees impact the Contract Value and standard death benefit.
Annual Contract Expenses
Administrative Expenses
The Company does not deduct Administrative Expenses from your Contract.
Base Contract Expenses
Mortality and Expense Risk Charge —The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to a mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value at the time the charge is deducted, as set forth in the table below.
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Withdrawal Charge Schedule	Annual Mortality and Expense Risk Charge
Less than $500,000	0.20%
$500,000 or more	0.00%
We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis, of each Subaccount’s average daily net assets. The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.
The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.
The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract (i.e., for deaths occurring sooner than the Company’s actuarial tables predict).
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.
The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts. The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract (i.e., for deaths occurring sooner than the Company’s actuarial tables predict).
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge —The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is 0.25%. The Company guarantees that this charge will not increase for the Subaccounts available under the Contract as of the date of this Prospectus; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that we add in the future that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for the Company to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary for, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.
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Other Charges —The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Variations in Charges —The Company may reduce or waive the amount of certain charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Return of Premium Death Benefit Rider Charge —In addition to the charges and deductions discussed above, you may purchase the Return of Premium Death Benefit rider under the Contract. The Company makes the rider available only at issue.
The Company deducts a monthly charge from your Contract Value for the Return of Premium Death Benefit rider. The Company deducts the monthly charge from your Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The amount of the rider charge is equal to 0.35% (for Contracts issued on or after February 1, 2013) or 0.10% (for Contracts issued before February 1, 2013), on an annual basis, of your Contract Value.
Underlying Fund Expenses —Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract and may vary from year to year.
Payment of Compensation —The Company pays commissions to SDL and to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. Commissions and other incentives or payments (discussed below) are not charged directly to Owners or the Separate Account. The Company uses its corporate assets to pay commissions and other costs of distributing the Contract. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract (including any profit from the mortality and expense risk charge and administration charge or other fees and charges imposed under the Contract) or from its General Account.
The Contract

General —The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.
The Contract is available for purchase by an individual as a nontax qualified contract (“Non-Qualified Contract”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 408 or 408A of the Internal Revenue Code ("IRA" or “Qualified Plan”). Certain federal tax advantages are currently available to retirement plans that qualify as traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Contract. If you are purchasing the Contract as an investment vehicle for a Section 408 or 408A IRA, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
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Important Information About Your Benefits Under the Contract —The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the Return of Premium Death Benefit rider) are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are noncash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
Application for a Contract —If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Purchase Payments —The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. Subject to the Aggregate Purchase Payment Limit discussed below, the Company will accept without prior Company approval an initial Purchase Payment in an amount up to $2,000,000 provided that (i) the Owner age at the time of issue is 81 or older (but not older than the maximum issue age) or (ii) the Contract is issued with a Return of Premium Death Benefit Rider. Subject to the Aggregate Purchase Payment Limit discussed below, the Company will accept without prior Company approval an initial Purchase Payment in an amount up to $3,000,000 provided that (i) the Owner age at the time of issue is 80 or younger and (ii) the Contract is issued without a Return of Premium Death Benefit Rider. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $3,000,000 under all variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner (the “Aggregate Purchase Payment Limit”). The Company has the right to refuse any Purchase Payment and to cease accepting Purchase Payments.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company, in good order. In this regard “good order” means that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and the initial Purchase Payment until the Company receives them from your representative’s broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
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The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after close of a Valuation Date (normally 3:00 p.m. Central time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, any such Purchase Payment will not be processed until it is in good order. In this regard, “good order” means that the Purchase Payment is preceded or accompanied by sufficient information to properly credit such Purchase Payment. Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about the Owner’s account to government regulators. In addition, the Company may be required to block the Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments —In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations must be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option (each, an “Automatic Allocation Program”) by telephone provided the proper form is properly completed, signed, and received by the Company at its Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”
Fund Liquidations. If your allocation instructions include a Subaccount that has become no longer available due to a fund liquidation, upon advance notice to you and unless you otherwise instruct us, we will allocate the applicable portion of any subsequent Purchase Payments to the Rydex VIF U.S. Government Money Market Subaccount, and any automatic allocation instructions for scheduled transfers that include a Subaccount that is no longer available due to a fund liquidation will be terminated. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Subaccount that is no longer available due to a fund liquidation), you will need to submit a new form to us. If you request a transfer of Contract Value to a Subaccount that is no longer available due to a fund liquidation, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Closed Subaccounts. We reserve the right to close Subaccounts. If we close a Subaccount (a “Closed Subaccount”), you may be prevented from allocating Purchase Payments or Contract Value to that Subaccount. The table below lists the Closed Subaccounts, and the effective date on which the Subaccounts were closed or will close.
Closed Subaccounts	Effective Date
Alger Capital Appreciation	April 30, 2021
Alger Large Cap Growth	April 30, 2021
American Century VP Mid Cap Value	May 1, 2015
Lord Abbett Series Developing Growth VC	May 5, 2021
Vanguard® VIF Small Company Growth	May 1, 2019
In the event that we receive a request to allocate Purchase Payments or Contract Value to a Closed Subaccount, we will handle that transaction as follows:
New Applications. If we receive an application for a Contract with an allocation to a Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the
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applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. Except as provided below, if we receive a Purchase Payment for an existing Contract with an allocation a Closed Subaccount, we will allocate the applicable portion of the payment to the Rydex VIF U.S. Government Money Market Subaccount. If you have automatic allocation instructions designating allocation to a Closed Subaccount pursuant to an Automatic Allocation Program as of the date that a Subaccount is closed, your automatic allocation instructions will be terminated as of the close of business on that date. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Closed Subaccount), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to a Closed Subaccount, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Notwithstanding the foregoing:
•
If you had Contract Value allocated to the Alger Capital Appreciation on April 30, 2021, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the Alger Capital Appreciation Subaccount pursuant to an Automatic Allocation Program will remain in effect.
•
If you had Contract Value allocated to the Alger Large Cap Growth Subaccount on April 30, 2021, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the Alger Large Cap Growth Subaccount pursuant to an Automatic Allocation Program will remain in effect.
•
If you had Contract Value allocated to the Lord Abbett Series Developing Growth VC Subaccount on May 5, 2021, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the Lord Abbett Series Developing Growth VC Subaccount pursuant to an Automatic Allocation Program will remain in effect.
•
If you had Contract Value allocated to the Vanguard® VIF Small Company Growth Subaccount on May 1, 2019, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the Vanguard® VIF Small Company Growth Subaccount pursuant to an Automatic Allocation Program will remain in effect.
Dollar Cost Averaging Option —For no additional charge, prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to
20

be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, as of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received by the Company. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you may also elect the Asset Reallocation Option.
Asset Reallocation Option —For no additional charge, prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, as of the date of the Company’s receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee, for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you may also elect the Dollar Cost Averaging Option.
Transfers of Contract Value —You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and
21

received at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the applicable cut-off time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. Normally, the cut-off time for transfer requests is 2:00 p.m. Central time. If regular trading on the New York Stock Exchange closes prior to 3:00 p.m. Central time, the cut-off time for transfer requests will be one hour prior to closing. See “Cut-Off Times.” In addition, a transfer request will not be processed until it is in good order. In this regard, “good order” means that the transfer request is preceded or accompanied by sufficient information to properly execute the transfer.
The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Probabilities, Redwood, Rydex and certain Federated Subaccounts. In addition, transfers are subject to frequent trading restrictions described below. The Company will limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing an Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher, which are reflected in Underlying Fund performance. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of an affected Underlying Fund, Owners with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
•
the total dollar amount being transferred;
•
the number of transfers you made within a period of time;
•
transfers to and from (or from and to) the same Subaccount;
•
whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
•
whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
There is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners, which may have a negative impact on such other Owners. If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period beginning on the date of the letter.
In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12-month period (or such shorter period as specified in the chart below), the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000.
22

Subaccount	Number of Round Trip Transfers
Federated Hermes High Income Bond II	2
1
Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that
Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transfer money out of the Guggenheim VIF SMid Cap Value Subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF SMid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
Subaccount	Transfer Block Restriction (# of Calendar Days)
7TwelveTM Balanced Portfolio	30 days
AB Sustainable Global Thematic, AB VPS Dynamic Asset Allocation, AB VPS Growth and Income, AB VPS Small/Mid Cap Value	30 days
Alger Capital Appreciation[1], Alger Large Cap Growth[1]	30 days
Allspring International Equity VT, Allspring Omega Growth VT, Allspring Opportunity VT	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Disciplined Core Value, American Century VP Inflation Protection, American Century VP International, American Century VP Mid Cap Value, American Century VP Value	30 days
AFIS Capital World Growth and Income, AFIS U.S. Government Securities, AFIS
Washington Mutual Investors, American Funds IS® Asset Allocation, American Funds IS®
Capital World Bond, American Funds IS® Global Growth, American Funds IS® Global
Small Capitalization, American Funds IS® Growth, American Funds IS® Growth-Income,
American Funds IS® International, American Funds IS® International Growth and Income,
American Funds IS® Mortgage, American Funds IS® New World
30 days
BlackRock Advantage Large Cap Core V.I., BlackRock Basic Value V.I., BlackRock Capital
Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I.,
BlackRock High Yield V.I., BlackRock Large Cap Focus Growth V.I.
30 days
BNY Mellon IP Small Cap Stock Index, BNY Mellon IP Technology Growth, BNY Mellon Stock Index, BNY Mellon VIF Appreciation	60 days
Delaware Ivy VIP Asset Strategy, Delaware Ivy VIP Balanced, Delaware Ivy VIP Core
Equity, Delaware Ivy VIP Energy, Delaware Ivy VIP Global Equity Income, Delaware Ivy VIP
Global Growth, Delaware Ivy VIP Growth, Delaware Ivy VIP High Income, Delaware Ivy
VIP International Core Equity, Delaware Ivy VIP Limited-Term Bond, Delaware Ivy VIP Mid
Cap Growth, Delaware Ivy VIP Natural Resources, Delaware Ivy VIP Science and
Technology, Delaware Ivy VIP Securian Real Estate Securities, Delaware Ivy VIP Small
Cap Growth, Delaware Ivy VIP Smid Cap Core, Delaware Ivy VIP Value
60 days
Dimensional VA Equity Allocation, Dimensional VA Global Bond Portfolio, Dimensional VA
Global Moderate Allocation, Dimensional VA International Small Portfolio, Dimensional VA
International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA
U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Donoghue Forlines Dividend VIT Fund, Donoghue Forlines Momentum VIT Fund	Unlimited
23

Subaccount	Transfer Block Restriction (# of Calendar Days)
DWS Capital Growth VIP, DWS Core Equity VIP, DWS CROCI® U.S. VIP, DWS Global Small Cap VIP, DWS High Income VIP, DWS International Growth VIP, DWS Small Mid Cap Value VIP	30 days
Eaton Vance VT Floating-Rate Income	90 days
Federated Hermes Fund for U.S. Government Securities II	Unlimited
Federated Hermes High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap,
Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth
Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment
Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate,
Fidelity® VIP Strategic Income
60 days
Franklin DynaTech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income VIP
Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund,
Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap
Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP
Fund, Franklin U.S. Government Securities VIP Fund
30 days
Goldman Sachs VIT International Equity Insights, Goldman Sachs VIT Large Cap Value,
Goldman Sachs VIT Mid Cap Growth, Goldman Sachs VIT Mid Cap Value, Goldman
Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth
30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim
VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF
Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Managed Asset
Allocation, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Small Cap Value,
Guggenheim VIF SMid Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim
VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF
StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World
Equity Income
30 days
Invesco Oppenheimer V.I. International Growth, Invesco V.I. American Franchise, Invesco
V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco
V.I. Equally-Weighted S&P 500, Invesco V.I. Core Equity, Invesco V.I. Discovery Mid Cap
Growth, Invesco V.I. Equity and Income, Invesco V.I. EQV International Equity, Invesco V.I.
Global, Invesco V.I. Global Core Equity, Invesco V.I. Global Health Care, Invesco V.I. Global
Real Estate, Invesco V.I. Global Strategic Income, Invesco V.I. Government Securities,
Invesco V.I. Growth and Income, Invesco V.I. High Yield, Invesco V.I. Main Street Small
Cap®, Invesco V.I. Main Street Mid Cap Fund®, Invesco V.I. Small Cap Equity
30 days
Janus Henderson VIT Enterprise, Janus Henderson VIT Forty, Janus Henderson VIT Mid Cap Value, Janus Henderson VIT Overseas, Janus Henderson VIT Research	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio	30 days
LHA Tactical Beta Variable Series Fund	30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Developing Growth VC2, Lord
Abbett Series Dividend Growth VC, Lord Abbett Series Fundamental Equity VC, Lord
Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord
Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC
30 days
24

Subaccount	Transfer Block Restriction (# of Calendar Days)
MFS® VIT Emerging Markets Equity, MFS® VIT Global Tactical Allocation, MFS® VIT High
Yield, MFS® VIT II MA Investors Growth Stock, MFS® VIT II Research International, MFS®
VIT International Intrinsic Value, MFS® VIT Investors Trust, MFS® VIT New Discovery,
MFS® VIT Research, MFS® VIT Total Return, MFS® VIT Total Return Bond, MFS® VIT
Utilities
30 days
Morgan Stanley VIF Emerging Markets Debt, Morgan Stanley VIF Emerging Markets Equity	30 days
Morningstar Aggressive Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF
Asset Allocation Portfolio, Morningstar Conservative ETF Asset Allocation Portfolio,
Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF
Asset Allocation Portfolio
30 days
Neuberger Berman AMT Sustainable Equity	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging
Markets Bond, PIMCO VIT Global Bond Opportunities (Unhedged), PIMCO VIT Global
Managed Asset Allocation, PIMCO VIT High Yield, PIMCO VIT International Bond
(Unhedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term,
PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Probabilities Fund	Unlimited
Putnam VT Diversified Income, Putnam VT Global Asset Allocation, Putnam VT Growth
Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Large Cap Value,
Putnam VT Multi-Asset Absolute Return, Putnam VT Multi-Cap Core, Putnam VT Small
Cap Growth
30 days
Redwood Managed Volatility	Unlimited
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF
Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex
VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x
Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy,
Rydex VIF Health Care, Rydex VIF High Yield Strategy, Rydex VIF Internet, Rydex VIF
Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF
Inverse MidCap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse
Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x
Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®,
Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals,
Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy,
Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P
500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure
Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure
Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x
Strategy, Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF
Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF
Weakening Dollar 2x Strategy
Unlimited
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Global Bond VIP Fund, Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
TOPS® Aggressive Growth ETF, TOPS® Balanced ETF, TOPS® Conservative ETF, TOPS®
Growth ETF, TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Growth ETF,
TOPS® Managed Risk Moderate Growth ETF, TOPS® Moderate Growth ETF
30 days
25

Subaccount	Transfer Block Restriction (# of Calendar Days)
VanEck VIP Global Gold, VanEck VIP Global Resources	30 days
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative
Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF
Equity Index, Vanguard® VIF Global Bond Index, Vanguard® VIF Growth, Vanguard® VIF
High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard®
VIF Moderate Allocation, Vanguard® VIF Real Estate Index, Vanguard® VIF Short Term
Investment Grade, Vanguard® VIF Small Company Growth[3], Vanguard® VIF Total Bond
Market Index, Vanguard® VIF Total International Stock Market Index, Vanguard® VIF Total
Stock Market Index
30 days
Virtus Duff & Phelps Real Estate Securities Series, Virtus KAR Small-Cap Growth Series,
Virtus Newfleet Multi-Sector Intermediate Bond Series, Virtus SGA International Growth
Series, Virtus Strategic Allocation Series
30 days
Voya MidCap Opportunities Portfolio	30 days
VY CBRE Clarion Global Real Estate Portfolio, VY CBRE Clarion Real Estate Portfolio	30 days
Western Asset Variable Global High Yield Bond	30 days
1
You may transfer Contract Value to the Alger Capital Appreciation and Alger Large Cap Growth Subaccounts only if you had Contract Value allocated to that Subaccount on April 30, 2021.
2
You may transfer Contract Value to the Lord Abbett Series Developing Growth VC Subaccount only if you had Contract Value allocated to that Subaccount on May 5, 2021.
3
You may transfer Contract Value to the Vanguard® VIF Small Company Growth Subaccount only if you had Contract Value allocated to that
Subaccount on May 1, 2019.

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, or Underlying Fund shareholders, to comply with state or federal regulatory
26

requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the Probabilities, Redwood, Rydex and certain Federated Subaccounts (see chart above), which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Probabilities, Redwood, Rydex and certain Federated Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher, which are reflected in Underlying Fund performance.
Because the Company does not reserve the unfettered right to prohibit transfers, it cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value —The Contract Value is the sum of the amounts under your Contract held in each Subaccount as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value —Your Contract Value will vary depending upon several factors, including:
•
Investment performance of the Subaccounts to which you have allocated Contract Value,
•
Payment of Purchase Payments,
•
Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and
•
Charges assessed in connection with the Contract, including charges for any optional riders selected.
The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of
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the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units attributable to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction request (subject to any application requirements that the transaction be in good order, as described herein). The price of each Subaccount is determined on each Valuation Date as of the close of regular trading on the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests, as described herein) received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.”
Requests to transfer Contract Value received at or after the applicable cut-off time will be effected at the Accumulation Unit value determined on the following Valuation Date. Normally, the cut-off time for transfer requests is 2:00 p.m. Central time. If regular trading on the New York Stock Exchange closes prior to 3:00 p.m. Central time, the cut-off time for transfer requests will be one hour prior to closing. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) minimum the mortality and expense risk charge under the Contract of 0% annually, and (5) the administration charge for that Subaccount, and (6) the deduction of the Underlying Fund’s fees and expenses.
The minimum mortality and expense risk charge of 0% and the administration charge of 0.25% are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times —We refer to the times by which financial transactions must be received to be processed on the current Valuation Date as “cut-off times.” Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of regular trading on the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) normally must be received prior to 3:00 p.m. Central time. Financial transactions (other than transfers) received at or after the cut-off time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals to pay investment advisory fees), death benefit payments, and Purchase Payments.
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Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of regular trading on the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 15 minutes prior to any announced closing (generally 2:45 p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.
Full and Partial Withdrawals —An Owner may make a partial withdrawal of Contract Value or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including systematic withdrawals and withdrawals to pay investment advisory fees, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under applicable law. Withdrawals (other than systematic withdrawals or withdrawals to pay investment advisory fees) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (and only if the Owner has elected variable annuity payments under Annuity Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that it is received by the Company at its Administrative Office; however, if the request is received on a Valuation Date at or after the cut-off time (normally 3:00 p.m. Central time), the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a withdrawal will not be processed until it is in good order. In this regard, “good order” means that the withdrawal request is accompanied by a properly completed Withdrawal Request form (including the Owner’s signature and, if applicable, the written consent of any effective assignee or irrevocable beneficiary).
The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which the withdrawal is processed, less any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Premium Tax Charge.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Annuity Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals to pay investment advisory fees. A request for a partial withdrawal (including systematic withdrawals and withdrawals to pay investment advisory fees) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable premium tax charge. Alternatively, you may request that any premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such premium tax charge . See “Premium Tax Charge.”
If a partial withdrawal (other than a systematic withdrawal or a withdrawal to pay investment advisory fees) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
A full or partial withdrawal, including a systematic withdrawal or a withdrawal to pay investment advisory fees, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be
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subject to a 10% penalty tax. The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”
Withdrawals to Pay Advisory Fees —The deduction of advisory fees from your Contract Value is treated as a withdrawal under the Contract. The deduction of advisory fees will not count toward the annual free withdrawal amount. Deductions from your Contract Value to pay advisory fees will reduce the death benefit, perhaps significantly.
Withdrawals to pay advisory fees may still be treated as withdrawals for tax purposes by the Company and/or the IRS. For Non-Qualified Contracts, all or a portion of the charges deducted from your Contract Value to pay advisory fees to a financial intermediary may be subject to federal and state income taxes and a 10% federal penalty tax. In a series of recent private letter rulings, the IRS has recognized that investment adviser fees may, in certain circumstances and subject to certain conditions, be deemed a part of a Non-Qualified Contract rather than a taxable distribution. We have received such a private letter ruling from the IRS and intend to tax report in accordance with that ruling.
A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges and the impact of deducting advisory fees from your Contract Value.
Systematic Withdrawals —For no additional charge, the Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will the amount of a systematic withdrawal exceed the Contract Value less any uncollected premium taxes (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Federal Tax Matters.”
Free-Look Right —You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contact to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value.
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Death Benefit —You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner, and instructions regarding payment.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable as of the date the Company receives due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any applicable death benefit will terminate at the Annuity Start Date without value. See “Annuity Options.”
The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.
If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. Under a Qualified Contract, most non-spouse Designated Beneficiaries will be required to receive all proceeds within ten years. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Designated Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means to our Administrative Office.
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Example of the Impact of Advisory Fee Withdrawals on Contract Value and the Standard Death Benefit over Time. Assume:
(i)
The initial Purchase Payment is $100,000 and no additional Purchase Payments are added to the Contract.
(ii)
The Contract Value grows at an annual rate of 3%.
(iii)
An advisory fee withdrawal of $1,000 is taken each Contract Year at the end of the Contract Year.
Beginning of Contract Year	Contract Value Prior to Advisory Fee Withdrawal	Advisory Fee Withdrawal	Contract Value After Advisory Fee Withdrawal	Death Benefit After Advisory Fee Withdrawal
1	$100,000.00	$1,000.00	$102,000.00	$102,000.00
2	$102,000.00	$1,000.00	$104,060.00	$104,060.00
3	$104,060.00	$1,000.00	$106,181.80	$106,181.80
4	$106,181.80	$1,000.00	$108,367.25	$108,367.25
5	$108,367.25	$1,000.00	$110,618.27	$110,618.27
6	$110,618.27	$1,000.00	$112,936.82	$112,936.82
7	$112,936.82	$1,000.00	$115,324.92	$115,324.92
8	$115,324.92	$1,000.00	$117,784.67	$117,784.67
9	$117,784.67	$1,000.00	$120,318.21	$120,318.21
10	$120,318.21	$1,000.00	$122,927.76	$122,927.76
11	$122,927.76	$1,000.00	$125,615.59	$125,615.59
12	$125,615.59	$1,000.00	$128,384.06	$128,384.06
13	$128,384.06	$1,000.00	$131,235.58	$131,235.58
14	$131,235.58	$1,000.00	$134,172.65	$134,172.65
15	$134,172.65	$1,000.00	$137,197.83	$137,197.83
16	$137,197.83	$1,000.00	$140,313.76	$140,313.76
17	$140,313.76	$1,000.00	$143,523.18	$143,523.18
18	$143,523.18	$1,000.00	$146,828.87	$146,828.87
19	$146,828.87	$1,000.00	$150,233.74	$150,233.74
20	$150,233.74	$1,000.00	$153,740.75	$153,740.75
21	$153,740.75	$1,000.00	$157,352.97	$157,352.97
As the table above demonstrates, withdrawals to pay advisory fees taken over time will decrease the Contract Value. If the death benefit is equal to the Contract Value, such death benefit will also decrease as a result of withdrawals to pay advisory fees.
Distribution Requirements —The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
For Contracts issued in connection with a Non-Qualified Contract, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and the Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
For any Designated Beneficiary of a Non-Qualified Contract other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or
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life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.
Please note that any death benefit we may pay in excess of the Contract Value is subject to our financial strength and claims-paying ability.
Death of the Annuitant —If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.
Benefits Under the Contract

The following table summarizes information about the optional and standard benefits under the Contract that are currently available. Please note that this table does not fully describe the terms and conditions of each benefit. You should refer to the applicable sections of this Prospectus for additional information.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Provides a death benefit equal to the Contract Value.	There is no charge for this option.	•The death benefit will be reduced by any uncollected premium tax.
Dollar Cost Averaging Option	Allows the systematic transfer of a specified dollar amount or percentage of Contract Value among Subaccounts.	There is no charge for this option.
•The minimum amount that may be transferred to any one
Subaccount is $25.00.
•The Company may discontinue, modify, or suspend Dollar Cost
Averaging at any time.
•Transfers can be made for a fixed period of time, until the total amount elected has been transferred, or until the Contract Value in the Subaccount from which transfers are made has been depleted.
•After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.

Asset Reallocation Option	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.	There is no charge for this option.	•The Company may discontinue, modify, or suspend the Asset Reallocation Option at any time.
Automatic Investment Program	A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.	There is no charge for this option.	•The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is reduced to $50.
Systematic Withdrawals	Allows you to set up periodic automatic payments of a certain percentage or dollar amount of your Contract Value.	There is no charge for this option.	•Each payment must be at least $100 (unless we consent otherwise). •Withdrawals may be subject to income tax and penalties.
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Optional Benefit
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions/Limitations
Return of Premium Death Benefit	Provides an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date.	0.10% (for Contracts issued before February 1, 2013)
•The rider is only available at issue. You cannot change or cancel the rider after it has been issued.
•We will reduce the death benefit offered under this rider by any uncollected premium tax.
•If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative
Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.
•The Owner and any Joint Owner must be 80 or younger on the
Contract Date.
•Certain withdrawals could significantly reduce or even terminate the benefit, including systematic withdrawals and withdrawals used to pay investment adviser fees.
•The Company will continue to deduct the rider charge after the
Annuity Start Date if you elect Annuity Option 5 or 6.
•Withdrawals (including withdrawals to pay advisory fees) reduce the benefit proportionately. This means withdrawals could
significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

0.35% (for Contracts issued on or after February 1, 2013)
Return of Premium Death Benefit —For an additional charge, as reflected in the Fee Table, under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”
Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:
1.
Contract Value; or
2.
The sum of all Purchase Payments (not including any Credit Enhancements) less an adjustment for any withdrawals and withdrawal charges (including systematic withdrawals and withdrawals to pay investment advisory fees).
In the event of a withdrawal (including a systematic withdrawal or a withdrawal to pay investment advisory fees), we reduce your Return of Premium Death Benefit as last adjusted for any prior withdrawal in the same proportion that the withdrawal reduces Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be reduced by an amount that is greater than the dollar amount of your withdrawal.
•
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal (including a withdrawal to pay advisory fees), then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000). After the withdrawal, your death benefit is $83,333. Note that your death benefit decreased by more than the dollar amount of your withdrawal.
See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due.
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Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by any uncollected premium tax, and, if the Extra Credit Rider was in effect, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death (however, if the death benefit is 1 above, we will not reduce the death benefit by any Credit Enhancements).
Note: If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.
Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”
Annuity Period

General —You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the first Contract anniversary and may not be deferred beyond the Annuitant’s 90th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth Contract anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms—either as a variable annuity for use with the Subaccounts or as a fixed annuity. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.
The Contract currently provides for six Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time but will always offer a variable annuity option. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Annuity Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G for 45 years and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity.
Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis (note that less frequent payments will result in a larger payment amount, assuming the same amount is applied to purchase the annuity), although no payments will be made for less than $20. If the Company refuses to make payments of less than $20, the Company reserves the right to permit surrender of the Contract in lieu of making such payments.
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Annuity Option 5.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Annuity Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any uncollected premium tax. However, the Owner cannot take
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systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Annuity Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the Annuity Start Date is uncertain. Consult a tax advisor before requesting a withdrawal after the Annuity Start Date. The Owner may not make systematic withdrawals under Annuity Option 5. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period, as was available during the accumulation phase, if variable annuity payments have been selected.
The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Annuity Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made. For example, if the Annuity start amount was $100,000 and the calculated monthly annuity payment was $550, 182 payments ($100,000 / $550) would be guaranteed for the life of the Annuitant. This means if the Annuitant dies before 182 payments have been made, the remaining annuity payments will be continued to the Designated Beneficiary.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Annuity Option 1, there is no minimum number of payments guaranteed under this Annuity Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Annuity Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same level with the promise that if, at the death of both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.
Option 5 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. Annuity Payments are calculated on the basis of Annuity Units. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
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Option 6 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Annuity Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Annuity Option 5.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option —You should carefully review the Annuity Options with your financial or tax adviser. If you have questions about the calculation of the payment amount under a particular Annuity Option, you can contact the Company at 1-800-888-2461. For Contracts used in connection with an IRA, reference should be made to the terms of the particular IRA and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, IRAs generally require that distributions begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 72. In addition, under an IRA, not all Annuity Options will satisfy required minimum distribution rules, particularly as those rules apply to your beneficiary after your death. Beginning with Owner deaths occurring on or after January 1, 2020, subject to certain exceptions, most non-spouse beneficiaries must complete distributions within ten years of the Owner’s death in order to satisfy required minimum distribution rules. Consult a tax adviser before electing an Annuity Option. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.
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More About the Contract

Ownership —The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non natural Persons.” See “Federal Tax Matters.”
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.
Designation and Change of Beneficiary —The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public. Not all Annuity Options will satisfy required minimum distribution rules for every Beneficiary.
Dividends —The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account —The Company generally will pay any full or partial withdrawal (including systematic withdrawals and withdrawals to pay investment advisory fees) or death benefit proceeds from Contract Value allocated to the Subaccounts within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone such a payment from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
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During which the NYSE is closed other than customary weekend and holiday closings,
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During which trading on the NYSE is restricted as determined by the SEC,
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During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or
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For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund chooses to suspend payments of redemption proceeds by imposing a temporary “redemption gate,” we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund redemption gate has been lifted.
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Proof of Age and Survival —The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements —If you misstate the age or sex of an Annuitant or Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Cyber Security and Certain Business Continuity Risks —Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future. We note that there may be an increased risk of cyberattacks during periods of geopolitical or military conflicts (such as Russia’s invasion of the Ukraine and the resulting response by the United States and other countries).
Cyber-attacks and other disruptive events including, but not limited to, natural disasters, public health crises (like COVID-19), and geopolitical disputes and military actions that affect us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely impact our ability to conduct business, including if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event, and these disruptions may also impact your Contract Value. For instance, such disruptions may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In the event of such a disruption, although our employees and the employees of our third-party service providers are able to work remotely, those remote work arrangements may result in our business operations being less efficient than under normal circumstances and could lead to delays in processing Contract transactions, including the processing of orders from Owners. For more information on the risks associated with owning the Contract, see “Principal Risks of Investing in the Contract.”
Restrictions on Withdrawals from Qualified Plans —Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, purchasing a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution.
If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a rollover under the Internal Revenue Code. An Owner of a Contract may be able to transfer your Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under your employer’s Section 403(b) arrangement.
Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some
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instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.”
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Federal Tax Matters

Introduction —The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this Prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
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Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Owner Control. In certain circumstances, owners of Non-Qualified variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable currently in the variable Contract Owner’s gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. While the Company does not think that such will be the case, due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that an Owner of a Contract might be treated as the owner of a pro rata portion of the assets of the Separate Account.
The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.
Income Taxation of Annuities in General—Non-Qualified Contracts —Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons,” “Diversification Standards,” and “Owner Control.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Non-Qualified Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Amounts distributed from a Contract because of your death or the death of the Annuitant are generally treated as income to the recipient. If distributed in a lump sum, such payments are taxed in the same manner as if the Contract had been surrendered, and if distributed under an Annuity Option, they are taxed in the same manner as annuity payments. For Non-Qualified Contracts, all or a portion of the charges deducted from your Contract Value to pay advisory fees to a financial intermediary may be subject to federal and state income taxes and a 10% federal penalty tax. In a series of recent private letter rulings, the IRS has recognized that investment adviser fees may, in certain circumstances and subject to certain conditions, be deemed a part of a Non-Qualified Contract rather than a taxable distribution. We have received such a private letter ruling from the IRS and intend to tax report in accordance with that ruling. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
Surrenders. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed as ordinary income.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is
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includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a Non-Qualified contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.
Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
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Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. If contemplating any such transfer, assignment, selection or exchange, the Owner should contact a competent tax adviser with respect to the potential effects of such a transaction.
Qualified Contracts —The Contract may be used with IRAs that meet the requirements of Section 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for an IRA, you should consider that the Contract does not provide any additional tax advantage beyond that already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The amounts that may be contributed to IRAs are subject to limitations that vary depending on the circumstances. In addition, early distributions from IRAs may be subject to penalty taxes. Furthermore, distributions from IRAs are subject to certain minimum distribution rules. Failure to comply with these rules could subject the Owner or Beneficiary to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their Beneficiaries. Please note that for Owners who die on or after January 1, 2020, most non-spouse Beneficiaries will no longer be able to satisfy these rules by “stretching” payouts over their lifetimes. Instead, those Beneficiaries will have to take their post-death distributions within ten years. Certain exceptions apply to “eligible designated beneficiaries,” which include disabled and chronically ill individuals, individuals who are not more than ten years younger than the deceased individual, and children who have not reached the age of majority. Owners and Beneficiaries should consult a tax adviser if they may be affected by these changes. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
The following are brief descriptions of the various types of IRAs and the use of the Contract therewith:
Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs,” which are described below.
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of (i) $6,000 (for 2022) or (ii) 100% of the individual’s taxable compensation (for 2022).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($109,000 to $129,000 for a married couple filing a joint return and $68,000 to $78,000 for a single taxpayer in 2022). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA;
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however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $204,000 to $214,000 (for 2022). Non-deductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements. Amounts in a traditional IRA must generally be distributed or begin to be distributed on the date that the contract owner reaches age 72 (70½ for individuals who reached age 70½ before January 1, 2020), regardless of the contract owner’s retirement date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary). Not all Annuity Options will satisfy minimum distribution rules for every designated beneficiary. Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.
Distributions from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $129,000 to $144,000 in adjusted gross income for 2022 ($204,000 to $214,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contract Owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the Contract Owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. Beginning with deaths occurring on or after January 1, 2020, subject to certain exceptions, most non-spouse beneficiaries must complete distributions within ten years of the Owner’s death.
Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an “eligible retirement plan,” then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
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For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be another Section 403(b) plan, a qualified retirement plan, or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
A Section 403(b) plan must provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE-IRAs and SEP-IRAs, to another IRA in a 12-month period. The 12-month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12-month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) plan or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; or (x) made in connection with the birth or adoption of a child, in limited circumstances.
The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.” There may be additional exceptions to the 10% penalty tax (e.g., certain disaster relief distributions).
Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the Participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional Contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.
Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.
Other Tax Considerations —
Federal Estate, Gift, and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in
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the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered tax advice.
Other Information

Voting of Underlying Fund Shares —The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having beneficial interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely voting instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if
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any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Changes to Investments —The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. In addition, the Company reserves the right to substitute shares of any or all of the Underlying Funds in accordance with applicable law. In all cases, the Company will send you notice. For instance, the Company may seek to substitute shares of Underlying Funds should they no longer be available for investment, or if the Company’s management believes further investment in shares of any Underlying Fund should become inappropriate in view of the purposes of the Contract. The Company may substitute shares of an Underlying Fund with the shares of another Underlying Fund or the shares of a fund not currently offered under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under the 1940 Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments —The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners —The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis rather than at the time they occur. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
The shareholder reports for Underlying Funds available under your Contract will no longer be sent by mail, effective January 1, 2021, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and available online at https://dfinview.com/SecurityBenefit/TAHD/DFIN11321?site=PFSBL .
You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-888-2461. Your election to receive reports in paper will apply to all Underlying Funds available under your Contract.
Electronic Privileges —If the Electronic Privileges section of the application or the proper form has been completed, signed, and received at the Company’s Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging
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or Asset Reallocation Option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s website. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Reallocation Option, on your behalf.
Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions, provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company nor any of its affiliates nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests, provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
Legal Proceedings —The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or SDL is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDL’s ability to perform its contract with the Separate Account.
Sale of the Contract —The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, SDL, for the distribution and sale of the Contract. SDL’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended, and is a member of FINRA.
SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through SDL’s registered representatives, as well as through registered representatives of broker-dealers that have entered into selling agreements with SDL for the sale of the Contract (collectively, “Selling Broker-Dealers”). Registered representatives of SDL and of Selling Broker-Dealers must be licensed as insurance agents by New York insurance authorities and appointed as agents of the Company in order to sell the Contract. The Company pays commissions directly to SDL, as well as to Selling Broker-Dealers through SDL in connection with sales of the Contract. During fiscal years 2021, 2020, and 2019, the amounts paid to SDL in connection with all contracts sold through the Separate Account were $0, $0, and $668, respectively. SDL passes through commissions it receives either to the SDL registered representatives involved in the sales process or to the Selling Broker-Dealers for their sales of the Contract, as applicable. SDL does not retain any portion of commissions it receives as principal underwriter for the Contract. However, the Company (or an affiliate) pays some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, compensation and benefits for SDL’s registered representatives, advertising expenses, and other expenses of distributing the Contract. The Company does not pay commissions to financial intermediaries who receive advisory fees from Contract owners because such intermediaries receive compensation in connection with the Contract in the form of those advisory fees.
48

Selling Broker-Dealers. The Company pays commissions to SDL and to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company uses its corporate assets to pay commissions and other costs of distributing the Contract. Commissions and other incentives or payments described below are not charged directly to Owners of the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract (including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract) or from its General Account.
Compensation Paid to SDL Registered Representatives. Registered representatives of SDL may assist potential Owners in purchasing a Contract, for example, by assisting with the Contract application. In addition to a base salary and customary employee benefits, these registered representatives may receive up to 0.60% of the Purchase Payments applied to a Contract sold in the region covered by the applicable registered representative. They also may be eligible for periodic bonus payments. SDL registered representatives may also receive non-cash compensation from the Company, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), and entertainment, merchandise and other similar items.
Compensation Paid to All Selling Broker-Dealers. The Company pays compensation as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 0.75% annually of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and/or 0.05% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, in compliance with applicable regulatory requirements.
The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works receive in connection with your purchase of a Contract.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to the commissions and non-cash compensation described above, the Company pays additional compensation to selected Selling Broker-Dealers. These payments include: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) sponsorship of or reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars put on by the Selling Broker-Dealers; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder can differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation or receives lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
49

Additional Information

Registration Statement —A Registration Statement of which this Prospectus is a part has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of any of the SEC’s prescribed fees, and may also be obtained for free from the SEC’s web site (https://www.sec.gov). You may also obtain the Statement of Additional Information by writing the Company at its Administrative Office, P.O. Box 750497, Topeka, Kansas 66675-0497 or by calling 1-800-888-2461. The Statement of Additional Information is also available online at https://dfinview.com/SecurityBenefit/TAHD/DFIN11321?site=PFSBL.
Financial Statements —You can find financial statements for First Security Benefit Life Insurance and Annuity Company of New York and Subsidiaries and the Separate Account in the Statement of Additional Information, which is available online at https://dfinview.com/SecurityBenefit/TAHD/DFIN11321?site=PFSBL. To receive a copy of the Statement of Additional Information free of charge, call your investment professional or contact us at 1-800-888-2461.
50

APPENDIX A
Underlying Funds Available Under the Contract

The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at https://dfinview.com/SecurityBenefit/TAHD/DFIN11321?site=PFSBL. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to FSBLProspectusRequests@securitybenefit.com.
The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://fsbl.com/annuities/elitedesigns/.
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Balanced/Asset Allocation	7TwelveTM Balanced Portfolio – Class 3 Adviser: 7Twelve Advisors, LLC	1.21%	14.04%	6.97%	N/A
Global Equity	AB Sustainable Global Thematic – Class B Adviser: AllianceBernstein L.P.	1.18%	22.57%	22.11%	14.95%
Global Allocation	AB VPS Dynamic Asset Allocation – Class B Adviser: AllianceBernstein L.P.	1.08%	9.28%	6.94%	6.04%
Large Cap Value	AB VPS Growth and Income – Class B Adviser: AllianceBernstein L.P.	0.85%	27.84%	12.58%	13.39%
Mid Cap Value	AB VPS Small/Mid Cap Value – Class B Adviser: AllianceBernstein L.P.	1.05%	35.60%	9.88%	12.85%
Global Equity	AFIS Capital World Growth and Income – Class 4 Adviser: Capital Research and Management CompanySM	1.03%	14.46%	12.99%	11.39%
Government Bond	AFIS U.S. Government Securities – Class 4 Adviser: Capital Research and Management CompanySM	0.84%	(0.88)%	3.04%	2.08%
Large Cap Blend	AFIS Washington Mutual Investors – Class 4 Adviser: Capital Research and Management CompanySM	0.91%	27.51%	12.22%	13.53%
Large Cap Growth	Alger Capital Appreciation – Class S2 Adviser: Fred Alger Management, LLC	1.16%	18.83%	23.87%	18.76%
Large Cap Growth	Alger Large Cap Growth – Class S2 Adviser: Fred Alger Management, LLC	1.09%	11.56%	25.16%	17.47%
International Equity	Allspring International Equity VT – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.38%	6.87%	5.90%	6.04%
Large Cap Growth	Allspring Omega Growth VT – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.03%	14.97%	24.94%	18.43%
Mid Cap Blend	Allspring Opportunity VT – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.10%	24.78%	17.29%	14.94%
A-1

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Specialty-Sector	ALPS/Alerian Energy Infrastructure – Class III Adviser: ALPS Advisors, Inc.	1.34%	37.77%	(0.04)%	N/A
Large Cap Value	American Century VP Disciplined Core Value – Class II Adviser: American Century Investment Management, Inc.	0.95%	23.34%	13.68%	13.41%
Inflation- Protected Bond	American Century VP Inflation Protection – Class II Adviser: American Century Investment Management, Inc.	0.71%	6.27%	5.01%	2.82%
International Equity	American Century VP International – Class II Adviser: American Century Investment Management, Inc.	1.24%	8.60%	14.16%	9.89%
Mid Cap Value	American Century VP Mid Cap Value – Class II Adviser: American Century Investment Management, Inc.	1.00%	23.02%	9.25%	12.67%
Large Cap Value	American Century VP Value – Class II Adviser: American Century Investment Management, Inc.	0.98%	24.28%	9.39%	11.88%
Balanced/Asset Allocation	American Funds IS® Asset Allocation – Class 4 Adviser: Capital Research and Management CompanySM	0.80%	14.84%	11.43%	11.10%
Global Bond	American Funds IS® Capital World Bond – Class 4 Adviser: Capital Research and Management CompanySM	1.00%	(5.18)%	3.24%	1.85%
Global Equity	American Funds IS® Global Growth – Class 4 Adviser: Capital Research and Management CompanySM	1.03%	16.14%	19.39%	15.41%
Global Equity	American Funds IS® Global Small Capitalization – Class 4 Adviser: Capital Research and Management CompanySM	1.20%	6.43%	15.16%	12.24%
Large Cap Growth	American Funds IS® Growth – Class 4 Adviser: Capital Research and Management CompanySM	0.85%	21.69%	25.12%	19.44%
Large Cap Blend	American Funds IS® Growth-Income – Class 4 Adviser: Capital Research and Management CompanySM	0.79%	23.80%	16.10%	15.14%
International Equity	American Funds IS® International Growth and Income – Class 4 Adviser: Capital Research and Management CompanySM	1.04%	5.09%	8.49%	6.72%
International Equity	American Funds IS® International – Class 4 Adviser: Capital Research and Management CompanySM	1.04%	(1.71)%	9.37%	7.88%
Intermediate Term Bond	American Funds IS® Mortgage – Class 4 Adviser: Capital Research and Management CompanySM	0.87%	(0.78)%	2.25%	2.04%
Emerging Markets	American Funds IS® New World – Class 4 Adviser: Capital Research and Management CompanySM	1.14%	4.63%	12.96%	8.41%
A-2

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Large Cap Blend	BlackRock Advantage Large Cap Core V.I. – Class III Adviser: BlackRock Advisors, LLC	0.95%	28.06%	17.79%	15.45%
Large Cap Value	BlackRock Basic Value V.I. – Class III Adviser: BlackRock Advisors, LLC	1.11%	21.34%	8.94%	11.28%
Large Cap Growth	BlackRock Capital Appreciation V.I. – Class III Adviser: BlackRock Advisors, LLC	1.17%	20.89%	25.03%	18.26%
Large Cap Value	BlackRock Equity Dividend V.I. – Class III Adviser: BlackRock Advisors, LLC	1.12%	20.30%	11.36%	11.56%
Global Allocation	BlackRock Global Allocation V.I. – Class III Adviser: BlackRock Advisors, LLC	1.13%	6.42%	9.71%	7.68%
High Yield Bond	BlackRock High Yield V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock International Limited	0.91%	5.23%	6.11%	6.14%
Large Cap Growth	BlackRock Large Cap Focus Growth V.I. – Class III Adviser: BlackRock Advisors, LLC	1.16%	17.78%	24.31%	19.05%
Small Cap Blend	BNY Mellon IP Small Cap Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Mellon Investments Corporation	0.61%	26.14%	11.78%	13.88%
Specialty-Sector	BNY Mellon IP Technology Growth – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.03%	12.64%	27.50%	19.76%
Large Cap Blend	BNY Mellon Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Mellon Investments Corporation	0.51%	28.11%	17.87%	15.97%
Large Cap Blend	BNY Mellon VIF Appreciation – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Fayez Sarofim & Co.	1.05%	26.78%	20.17%	14.18%
Global Allocation	Delaware Ivy VIP Asset Strategy - Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.00%	10.44%	11.36%	8.01%
Balanced/Asset Allocation	Delaware Ivy VIP Balanced - Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.00%	15.97%	11.73%	10.16%
Large Cap Growth	Delaware Ivy VIP Core Equity – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	0.99%	28.94%	18.82%	15.53%
A-3

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Specialty-Sector	Delaware Ivy VIP Energy – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.22%	42.00%	(11.79)%	(4.25)%
Global Equity	Delaware Ivy VIP Global Equity Income – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.01%	16.97%	8.69%	9.86%
Global Equity	Delaware Ivy VIP Global Growth – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.18%	17.86%	15.87%	11.52%
Large Cap Growth	Delaware Ivy VIP Growth – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	0.99%	30.03%	25.13%	19.06%
High Yield Bond	Delaware Ivy VIP High Income – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.95%	6.06%	5.48%	6.60%
International Equity	Delaware Ivy VIP International Core Equity – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.16%	14.18%	8.01%	7.77%
Short Term Bond	Delaware Ivy VIP Limited-Term Bond – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.79%	(0.49)%	2.00%	1.66%
Mid Cap Growth	Delaware Ivy VIP Mid Cap Growth – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.14%	16.36%	24.85%	17.05%
Specialty-Sector	Delaware Ivy VIP Natural Resources – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.21%	26.68%	(0.72)%	(1.21)%
Specialty-Sector	Delaware Ivy VIP Science and Technology – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.14%	15.17%	23.88%	19.46%
Specialty-Sector	Delaware Ivy VIP Securian Real Estate Securities – Class II Adviser: Delaware Management Company Sub-Adviser: Securian Asset Management Inc.	1.30%	43.68%	11.50%	11.30%
A-4

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Small Cap Growth	Delaware Ivy VIP Small Cap Growth – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.15%	3.99%	15.83%	12.85%
Small Cap Blend	Delaware Ivy VIP Smid Cap Core – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.17%	20.78%	10.35%	12.94%
Large Cap Value	Delaware Ivy VIP Value – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.00%	31.18%	12.02%	12.89%
Global Equity	Dimensional VA Equity Allocation – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.50%	24.37%	N/A	N/A
Global Bond	Dimensional VA Global Bond Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.24%	(1.04)%	1.68%	1.90%
Global Allocation	Dimensional VA Global Moderate Allocation – Institutional Class Adviser: Dimensional Fund Advisors LP	0.46%	14.20%	9.87%	N/A
International Equity	Dimensional VA International Small Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.40%	14.56%	10.12%	10.04%
International Equity	Dimensional VA International Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.28%	18.11%	7.00%	6.52%
Short Term Bond	Dimensional VA Short-Term Fixed Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.12%	(0.19)%	1.10%	0.78%
Large Cap Value	Dimensional VA U.S. Large Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP	0.21%	27.04%	10.52%	13.50%
Small Cap Value	Dimensional VA U.S. Targeted Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP	0.29%	39.68%	10.45%	13.60%
Large Value	Donoghue Forlines Dividend VIT Fund – Class 1 Adviser: Donoghue Forlines LLC	2.33%	30.30%	3.67%	5.08%
A-5

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Tactical Allocation	Donoghue Forlines Momentum VIT Fund – Class 1 Adviser: Donoghue Forlines LLC	1.53%	29.66%	10.22%	11.29%
Large Cap Growth	DWS Capital Growth VIP – Class B Adviser: DWS Investment Management Americas, Inc.	0.75%	22.46%	23.49%	18.92%
Large Cap Blend	DWS Core Equity VIP – Class B Adviser: DWS Investment Management Americas, Inc.	0.91%	24.94%	16.32%	15.83%
Large Cap Value	DWS CROCI® U.S. VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.10%	26.27%	9.88%	8.38%
Global Equity	DWS Global Small Cap VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.33%	14.65%	9.00%	8.91%
High Yield Bond	DWS High Income VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.27%	3.79%	5.71%	5.84%
Global Equity	DWS International Growth VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.62%	7.88%	12.43%	10.11%
Mid Cap Value	DWS Small Mid Cap Value VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.22%	30.04%	7.47%	10.12%
Floating Rate Bond	Eaton Vance VT Floating-Rate Income - Initial Class Adviser: Eaton Vance Management	1.18%	3.63%	3.19%	3.53%
Intermediate Government	Federated Hermes Fund for U.S. Government Securities II Adviser: Federated Investment Management Company	0.87%	(2.04)%	2.25%	1.88%
High Yield Bond	Federated Hermes High Income Bond II – Service Class Adviser: Federated Investment Management Company	1.11%	4.44%	5.28%	6.06%
Balanced/Asset Allocation	Fidelity® VIP Balanced – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.71%	17.99%	14.69%	12.37%
Large Cap Blend	Fidelity® VIP Contrafund® – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.85%	27.51%	19.87%	16.35%
Small Cap Blend	Fidelity® VIP Disciplined Small Cap – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.82%	20.39%	10.19%	12.80%
Emerging Markets	Fidelity® VIP Emerging Markets – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited; FIL Investments (Japan) Limited	1.16%	(2.41)%	14.71%	8.17%
A-6

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Large Cap Growth	Fidelity® VIP Growth & Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.77%	25.64%	13.17%	13.79%
Large Cap Growth	Fidelity® VIP Growth Opportunities – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.88%	11.68%	31.77%	22.64%
High Yield Bond	Fidelity® VIP High Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.92%	4.29%	4.78%	5.36%
Large Cap Blend	Fidelity® VIP Index 500 – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.35%	28.26%	18.05%	16.15%
Intermediate Term Bond	Fidelity® VIP Investment Grade Bond – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.64%	(0.90)%	4.08%	3.29%
Mid Cap Growth	Fidelity® VIP Mid Cap – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.86%	25.31%	13.32%	13.00%
International Equity	Fidelity® VIP Overseas – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited; FIL Investments (Japan) Limited	1.02%	19.39%	14.15%	10.55%
Specialty-Sector	Fidelity® VIP Real Estate – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.89%	38.64%	9.05%	10.14%
A-7

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Multi-Sector Bond	Fidelity® VIP Strategic Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited; FIL Investments (Japan) Limited	0.91%	3.44%	5.11%	4.47%
Multi Cap Growth	Franklin DynaTech VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.92%	16.14%	23.64%	16.66%
Large Cap Value	Franklin Growth and Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.08%	25.24%	12.92%	12.42%
Balanced/Asset Allocation	Franklin Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.72%	16.75%	7.45%	7.38%
Large Cap Growth	Franklin Large Cap Growth VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.09%	15.28%	23.15%	16.92%
Global Equity	Franklin Mutual Global Discovery VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	1.23%	19.13%	6.42%	8.47%
Large Cap Value	Franklin Mutual Shares VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	0.98%	19.17%	6.44%	9.00%
Large Cap Blend	Franklin Rising Dividends VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.88%	26.79%	16.81%	14.40%
Small Cap Value	Franklin Small Cap Value VIP Fund – Class 2[2] Adviser: Franklin Mutual Advisers, LLC	0.91%	25.37%	9.94%	12.13%
Small Cap Growth	Franklin Small-Mid Cap Growth VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.08%	10.01%	20.84%	15.70%
Multi-Sector Bond	Franklin Strategic Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.07%	2.11%	3.15%	3.70%
Government Bond	Franklin U.S. Government Securities VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.78%	(1.83)%	1.75%	1.28%
International Equity	Goldman Sachs VIT International Equity Insights – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.42%	11.81%	8.20%	7.20%
Large Cap Value	Goldman Sachs VIT Large Cap Value – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.05%	23.93%	10.06%	11.79%
Mid Cap Growth	Goldman Sachs VIT Mid Cap Growth – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.44%	11.48%	21.22%	16.00%
Mid Cap Value	Goldman Sachs VIT Mid Cap Value – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.11%	30.57%	12.89%	12.79%
Small Cap Blend	Goldman Sachs VIT Small Cap Equity Insights – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.18%	23.50%	11.06%	12.65%
Large Cap Growth	Goldman Sachs VIT Strategic Growth – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.04%	21.56%	24.26%	18.71%
A-8

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Multi Cap Value	Guggenheim VIF All Cap Value Adviser: Security Investors, LLC	1.13%	26.95%	10.42%	12.26%
Floating Rate Bond	Guggenheim VIF Floating Rate Strategies Adviser: Guggenheim Partners Investment Management, LLC	1.34%	2.50%	2.51%	N/A
Specialty	Guggenheim VIF Global Managed Futures Strategy Adviser: Security Investors, LLC	1.89%	0.94%	2.06%	(0.52)%
High Yield Bond	Guggenheim VIF High Yield Adviser: Security Investors, LLC	1.28%	5.41%	4.65%	6.00%
Large Cap Value	Guggenheim VIF Large Cap Value Adviser: Security Investors, LLC	1.03%	27.03%	10.63%	12.30%
Specialty	Guggenheim VIF Long Short Equity Adviser: Security Investors, LLC	1.60%	23.80%	6.51%	5.83%
Balanced/Asset Allocation	Guggenheim VIF Managed Asset Allocation Adviser: Security Investors, LLC	1.06%	12.47%	10.40%	9.38%
Specialty	Guggenheim VIF Multi-Hedge Strategies Adviser: Security Investors, LLC	2.07%	8.10%	3.71%	2.83%
Small Cap Value	Guggenheim VIF Small Cap Value Adviser: Security Investors, LLC	1.21%	26.18%	6.76%	10.21%
Mid Cap Value	Guggenheim VIF SMid Cap Value Adviser: Security Investors, LLC	1.14%	23.75%	10.11%	11.66%
Large Cap Blend	Guggenheim VIF StylePlus Large Core Adviser: Security Investors, LLC	1.30%	28.48%	17.76%	15.93%
Large Cap Growth	Guggenheim VIF StylePlus Large Growth Adviser: Security Investors, LLC	1.35%	27.77%	24.22%	18.70%
Mid Cap Growth	Guggenheim VIF StylePlus Mid Growth Adviser: Security Investors, LLC	1.31%	13.69%	18.21%	15.65%
Small Cap Growth	Guggenheim VIF StylePlus Small Growth Adviser: Security Investors, LLC	1.54%	6.54%	14.14%	14.05%
Intermediate Term Bond	Guggenheim VIF Total Return Bond Adviser: Security Investors, LLC	0.87%	(0.43)%	5.10%	4.90%
Global Equity	Guggenheim VIF World Equity Income Adviser: Security Investors, LLC	1.15%	21.74%	10.74%	10.30%
International Equity	Invesco Oppenheimer V.I. International Growth Fund – Series II Adviser: Invesco Advisers, Inc.	1.38%	10.12%	11.65%	9.47%
Large Cap Growth	Invesco V.I. American Franchise – Series II Adviser: Invesco Advisers, Inc.	1.11%	11.65%	21.43%	17.08%
Mid Cap Value	Invesco V.I. American Value – Series II Adviser: Invesco Advisers, Inc.	1.13%	27.62%	8.94%	10.65%
A-9

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Global Allocation	Invesco V.I. Balanced-Risk Allocation – Series II Adviser: Invesco Advisers, Inc.	1.43%	9.26%	7.18%	5.99%
Large Cap Value	Invesco V.I. Comstock – Series II Adviser: Invesco Advisers, Inc.	0.99%	33.04%	11.12%	12.59%
Large Cap Blend	Invesco V.I. Core Equity – Series II Adviser: Invesco Advisers, Inc.	1.05%	27.38%	13.69%	11.99%
Mid Cap Growth	Invesco V.I. Discovery Mid Cap Growth – Series II Adviser: Invesco Advisers, Inc.	1.08%	18.79%	22.75%	17.53%
Large Blend	Invesco V.I. Equally-Weighted S&P 500 – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Capital Management LLC	0.60%	28.88%	15.14%	14.91%
Balanced/Asset Allocation	Invesco V.I. Equity and Income – Series II Adviser: Invesco Advisers, Inc.	0.80%	18.35%	9.27%	10.28%
International Equity	Invesco V.I. EQV International Equity – Series II Adviser: Invesco Advisers, Inc.	1.38%	10.12%	11.65%	9.47%
Global Equity	Invesco V.I. Global Core Equity – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Canada Ltd.	1.21%	15.71%	11.07%	9.45%
Specialty-Sector	Invesco V.I. Global Real Estate – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.22%	25.44%	7.27%	7.84%
Multi-Sector Bond	Invesco V.I. Global Strategic Income Fund – Series II Adviser: Invesco Advisers, Inc.	1.14%	(3.56)%	2.15%	2.90%
Global Equity	Invesco V.I. Global – Series II Adviser: Invesco Advisers, Inc.	1.03%	15.17%	17.88%	13.96%
Government Bond	Invesco V.I. Government Securities – Series II Adviser: Invesco Advisers, Inc.	0.93%	(2.43)%	2.21%	1.52%
Large Cap Value	Invesco V.I. Growth and Income – Series II Adviser: Invesco Advisers, Inc.	0.99%	28.19%	9.94%	12.05%
Specialty-Sector	Invesco V.I. Health Care – Series II Adviser: Invesco Advisers, Inc.	1.22%	12.05%	14.48%	13.68%
High Yield Bond	Invesco V.I. High Yield – Series II Adviser: Invesco Advisers, Inc.	1.19%	4.00%	4.38%	5.34%
Mid Cap Blend	Invesco V.I. Main Street Mid Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.18%	22.86%	11.15%	10.52%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.09%	22.26%	13.46%	14.40%
Small Cap Blend	Invesco V.I. Small Cap Equity – Series II Adviser: Invesco Advisers, Inc.	1.20%	20.09%	13.15%	12.01%
Mid Cap Growth	Janus Henderson VIT Enterprise – Service Class Adviser: Janus Henderson Investors US LLC	0.96%	16.54%	18.84%	16.93%
A-10

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Large Cap Growth	Janus Henderson VIT Forty – Service Class Adviser: Janus Henderson Investors US LLC	1.02%	22.60%	25.27%	20.00%
Mid Cap Value	Janus Henderson VIT Mid Cap Value – Service Class Adviser: Janus Henderson Investors US LLC	0.92%	19.42%	8.48%	10.02%
International Equity	Janus Henderson VIT Overseas – Service Class Adviser: Janus Henderson Investors US LLC	1.12%	13.29%	13.08%	5.98%
Large Cap Growth	Janus Henderson VIT Research – Service Class Adviser: Janus Henderson Investors US LLC	0.85%	20.05%	21.68%	17.16%
Intermediate Term Bond	JPMorgan Insurance Trust Core Bond Portfolio – Class 2 Adviser: J.P. Morgan Investment Management Inc.	0.80%	(1.66)%	3.32%	2.72%
Small Cap Blend	JPMorgan Insurance Trust Small Cap Core Portfolio – Class 2 Adviser: J.P. Morgan Investment Management Inc.	1.09%	21.06%	11.46%	13.70%
Large Cap Blend	JPMorgan Insurance Trust US Equity Portfolio – Class 2 Adviser: J.P. Morgan Investment Management Inc.	0.99%	29.01%	19.33%	17.17%
Long Short Equity	LHA Tactical Beta Variable Series Fund – Series II Adviser: Little Harbor Advisors, LLC	1.61%	N/A	N/A	N/A
Multi-Sector Bond	Lord Abbett Series Bond-Debenture VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.89%	3.28%	5.66%	6.33%
Small Cap Growth	Lord Abbett Series Developing Growth VC – Class VC2 Adviser: Lord, Abbett & Co. LLC	1.15%	(2.75)%	24.69%	17.25%
Large Cap Blend	Lord Abbett Series Dividend Growth VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.01%	25.62%	15.79%	14.17%
Large Cap Blend	Lord Abbett Series Fundamental Equity VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.17%	27.31%	10.24%	11.33%
Large Cap Blend	Lord Abbett Series Growth and Income VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.93%	29.02%	11.07%	12.17%
Mid Cap Growth	Lord Abbett Series Growth Opportunities VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.26%	26.48%	19.29%	15.34%
Mid Cap Value	Lord Abbett Series Mid Cap Stock VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.14%	28.70%	7.99%	10.60%
Intermediate Term Bond	Lord Abbett Series Total Return VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.71%	(0.24)%	3.61%	3.32%
Emerging Markets	MFS® VIT Emerging Markets Equity – Service Class Adviser: Massachusetts Financial Services Company	1.98%	(7.02)%	7.82%	3.72%
Global Allocation	MFS® VIT Global Tactical Allocation – Service Class Adviser: Massachusetts Financial Services Company	1.08%	2.58%	5.52%	5.27%
High Yield Bond	MFS® VIT High Yield – Service Class Adviser: Massachusetts Financial Services Company	1.03%	3.08%	4.93%	5.58%
Large Cap Growth	MFS® VIT II MA Investors Growth Stock – Service Class Adviser: Massachusetts Financial Services Company	1.04%	25.66%	22.53%	17.29%
A-11

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
International Equity	MFS® VIT II Research International – Service Class Adviser: Massachusetts Financial Services Company	1.23%	11.27%	11.90%	8.11%
International Equity	MFS® VIT International Intrinsic Value – Service Class Adviser: Massachusetts Financial Services Company	1.17%	10.28%	13.78%	12.16%
Large Cap Blend	MFS® VIT Investors Trust – Service Class Adviser: Massachusetts Financial Services Company	1.05%	26.51%	16.95%	15.17%
Small Cap Growth	MFS® VIT New Discovery – Service Class Adviser: Massachusetts Financial Services Company	1.20%	1.57%	21.00%	15.87%
Large Cap Blend	MFS® VIT Research – Service Class Adviser: Massachusetts Financial Services Company	1.07%	24.51%	17.65%	15.35%
Intermediate Term Bond	MFS® VIT Total Return Bond – Service Class Adviser: Massachusetts Financial Services Company	0.79%	(1.07)%	3.87%	3.39%
Balanced/Asset Allocation	MFS® VIT Total Return – Service Class Adviser: Massachusetts Financial Services Company	0.96%	13.84%	9.57%	9.31%
Specialty-Sector	MFS® VIT Utilities – Service Class Adviser: Massachusetts Financial Services Company	1.04%	13.82%	11.61%	9.65%
Emerging Markets Bond	Morgan Stanley VIF Emerging Markets Debt – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Limited	1.42%	(1.96)%	3.77%	3.82%
Emerging Markets	Morgan Stanley VIF Emerging Markets Equity – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Company	1.50%	2.95%	9.41%	5.38%
Asset Allocation/ Lifestyle	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.79%	18.33%	11.54%	10.15%
Asset Allocation/ Lifestyle	Morningstar Balanced ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.78%	10.79%	8.35%	7.45%
Asset Allocation/ Lifestyle	Morningstar Conservative ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.90%	2.28%	4.34%	3.55%
Asset Allocation/ Lifestyle	Morningstar Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.77%	14.88%	10.30%	9.16%
Asset Allocation/ Lifestyle	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.81%	6.47%	6.53%	5.55%
A-12

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Specialty	Neuberger Berman AMT Sustainable Equity – Class I Adviser: Neuberger Berman Investment Advisers LLC	0.92%	23.48%	15.72%	14.36%
Specialty	PIMCO VIT All Asset – Advisor Class Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates LLC	1.435%	16.04%	8.45%	5.91%
Specialty-Sector	PIMCO VIT CommodityRealReturn Strategy – Advisor Class Adviser: Pacific Investment Management Company LLC	1.26%	33.11%	5.61%	(1.98)%
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond – Advisor Class Adviser: Pacific Investment Management Company LLC	1.12%	(2.66)%	4.44%	4.31%
Global Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) – Advisor Class Adviser: Pacific Investment Management Company LLC	1.02%	(4.25)%	3.01%	1.44%
Global Allocation	PIMCO VIT Global Managed Asset Allocation – Advisor Class Adviser: Pacific Investment Management Company LLC	1.42%	12.60%	10.59%	6.03%
High Yield Bond	PIMCO VIT High Yield – Advisor Class Adviser: Pacific Investment Management Company LLC	0.87%	3.53%	5.36%	5.96%
International Bond	PIMCO VIT International Bond Portfolio (Unhedged) – Advisor Class Adviser: Pacific Investment Management Company LLC	1.01%	(7.61)%	3.03%	0.90%
Short Term Bond	PIMCO VIT Low Duration – Advisor Class Adviser: Pacific Investment Management Company LLC	0.75%	(1.03)%	1.44%	1.49%
Inflation- Protected Bond	PIMCO VIT Real Return – Advisor Class Adviser: Pacific Investment Management Company LLC	0.77%	5.48%	5.23%	2.95%
Short Term Bond	PIMCO VIT Short-Term – Advisor Class Adviser: Pacific Investment Management Company LLC	0.70%	(0.16)%	1.68%	1.54%
Intermediate Term Bond	PIMCO VIT Total Return – Advisor Class Adviser: Pacific Investment Management Company LLC	0.75%	(1.36)%	3.83%	3.33%
Intermediate Core-Plus Bond	Pioneer Bond VCT – Class II Adviser: Amundi Asset Management US, Inc.	0.88%	0.22%	3.96%	3.86%
Large Cap Value	Pioneer Equity Income VCT – Class II Adviser: Amundi Asset Management US, Inc.	1.05%	25.33%	10.47%	12.15%
High Yield Bond	Pioneer High Yield VCT – Class II Adviser: Amundi Asset Management US, Inc.	1.39%	5.45%	4.78%	5.91%
Specialty-Sector	Pioneer Real Estate Shares VCT – Class II Adviser: Amundi Asset Management US, Inc.	1.60%	40.75%	9.70%	10.46%
Multi-Sector Bond	Pioneer Strategic Income VCT – Class II Adviser: Amundi Asset Management US, Inc.	1.49%	1.73%	4.20%	4.21%
Specialty	Probabilities Fund – Class 2 Adviser: Probabilities Fund Management, LLC	4.49%	1.98%	3.98%	N/A
A-13

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Multi-Sector Bond	Putnam VT Diversified Income – Class IB Adviser: Putnam Investment Management, LLC	1.02%	(6.95)%	1.70%	3.07%
Global Allocation	Putnam VT Global Asset Allocation – Class IB Adviser: Putnam Investment Management, LLC	1.09%	13.95%	9.90%	9.85%
Large Cap Growth	Putnam VT Growth Opportunities – Class IB Adviser: Putnam Investment Management, LLC	0.89%	22.65%	25.54%	19.85%
High Yield Bond	Putnam VT High Yield – Class IB Adviser: Putnam Investment Management, LLC	0.95%	4.97%	5.33%	6.06%
Intermediate Term Bond	Putnam VT Income – Class IB Adviser: Putnam Investment Management, LLC	0.82%	(4.59)%	3.61%	3.73%
Large Cap Value	Putnam VT Large Cap Value – Class IB Adviser: Putnam Investment Management, LLC	0.81%	27.30%	13.81%	14.11%
Specialty	Putnam VT Multi-Asset Absolute Return – Class IB Adviser: Putnam Investment Management, LLC	1.79%	0.75%	(0.52)%	0.97%
Multi Cap Blend	Putnam VT Multi-Cap Core – Class IB Adviser: Putnam Investment Management, LLC	0.91%	31.07%	18.08%	16.30%
Small Cap Growth	Putnam VT Small Cap Growth – Class IB Adviser: Putnam Investment Management, LLC	1.10%	13.92%	16.65%	14.23%
Specialty	Redwood Managed Volatility – Class N Adviser: Redwood Investment Management, LLC	1.84%	0.26%	2.09%	N/A
Specialty-Sector	Rydex VIF Banking Adviser: Security Investors, LLC	1.69%	33.49%	7.36%	11.10%
Specialty-Sector	Rydex VIF Basic Materials Adviser: Security Investors, LLC	1.69%	22.94%	12.38%	7.88%
Specialty-Sector	Rydex VIF Biotechnology Adviser: Security Investors, LLC	1.69%	1.42%	12.45%	15.86%
Specialty-Sector	Rydex VIF Commodities Strategy Adviser: Security Investors, LLC	1.95%	39.55%	1.95%	(6.57)%
Specialty-Sector	Rydex VIF Consumer Products Adviser: Security Investors, LLC	1.69%	10.62%	7.37%	9.67%
Specialty	Rydex VIF Dow 2x Strategy Adviser: Security Investors, LLC	1.83%	40.60%	23.46%	23.10%
Specialty-Sector	Rydex VIF Electronics Adviser: Security Investors, LLC	1.70%	38.25%	31.48%	23.75%
Specialty-Sector	Rydex VIF Energy Adviser: Security Investors, LLC	1.69%	50.46%	(5.87)%	(3.55)%
Specialty-Sector	Rydex VIF Energy Services Adviser: Security Investors, LLC	1.69%	17.50%	(20.11)%	(13.28)%
International Equity	Rydex VIF Europe 1.25x Strategy Adviser: Security Investors, LLC	1.90%	18.71%	9.75%	6.29%
A-14

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Specialty-Sector	Rydex VIF Financial Services Adviser: Security Investors, LLC	1.69%	35.26%	11.90%	13.14%
Government Bond	Rydex VIF Government Long Bond 1.2x Strategy Adviser: Security Investors, LLC	1.33%	(7.49)%	6.46%	3.91%
Specialty-Sector	Rydex VIF Health Care Adviser: Security Investors, LLC	1.69%	18.84%	16.55%	15.44%
High Yield Bond	Rydex VIF High Yield Strategy Adviser: Security Investors, LLC	1.76%	1.69%	4.07%	N/A
Specialty-Sector	Rydex VIF Internet Adviser: Security Investors, LLC	1.69%	(4.66)%	19.97%	17.87%
Specialty	Rydex VIF Inverse Dow 2x Strategy Adviser: Security Investors, LLC	1.89%	(35.33)%	(32.63)%	(29.44)%
Specialty	Rydex VIF Inverse Government Long Bond Strategy Adviser: Security Investors, LLC	3.56%	0.97%	(8.16)%	(6.54)%
Specialty	Rydex VIF Inverse Mid-Cap Strategy Adviser: Security Investors, LLC	1.82%	(23.23)%	(15.12)%	(15.56)%
Specialty	Rydex VIF Inverse NASDAQ-100® Strategy Adviser: Security Investors, LLC	1.85%	(25.45)%	(24.60)%	(21.37)%
Specialty	Rydex VIF Inverse Russell 2000® Strategy Adviser: Security Investors, LLC	1.87%	(18.48)%	(15.51)%	(15.89)%
Specialty	Rydex VIF Inverse S&P 500 Strategy Adviser: Security Investors, LLC	1.77%	(24.44)%	(17.80)%	(16.50)%
International Equity	Rydex VIF Japan 2x Strategy Adviser: Security Investors, LLC	1.69%	(14.09)%	14.21%	14.14%
Specialty-Sector	Rydex VIF Leisure Adviser: Security Investors, LLC	1.69%	0.92%	10.42%	12.85%
Mid Cap Blend	Rydex VIF Mid-Cap 1.5x Strategy Adviser: Security Investors, LLC	1.80%	35.25%	15.00%	17.81%
Large Cap Growth	Rydex VIF NASDAQ-100® Adviser: Security Investors, LLC	1.67%	25.54%	26.24%	21.11%
Large Cap Growth	Rydex VIF NASDAQ-100® 2x Strategy Adviser: Security Investors, LLC	1.80%	53.45%	51.40%	41.85%
Large Cap Blend	Rydex VIF Nova Adviser: Security Investors, LLC	1.64%	42.18%	23.95%	21.92%
Specialty-Sector	Rydex VIF Precious Metals Adviser: Security Investors, LLC	1.61%	(9.19)%	10.63%	(2.01)%
Specialty-Sector	Rydex VIF Real Estate Adviser: Security Investors, LLC	1.69%	34.07%	9.20%	9.52%
Specialty-Sector	Rydex VIF Retailing Adviser: Security Investors, LLC	1.69%	11.75%	16.89%	14.04%
A-15

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Small Cap Blend	Rydex VIF Russell 2000® 1.5x Strategy Adviser: Security Investors, LLC	1.89%	19.00%	13.29%	16.15%
Small Cap Blend	Rydex VIF Russell 2000® 2x Strategy Adviser: Security Investors, LLC	1.87%	25.77%	15.11%	19.85%
Large Cap Blend	Rydex VIF S&P 500 2x Strategy Adviser: Security Investors, LLC	1.78%	58.29%	29.82%	28.08%
Large Cap Growth	Rydex VIF S&P 500 Pure Growth Adviser: Security Investors, LLC	1.60%	27.59%	19.28%	16.25%
Large Cap Value	Rydex VIF S&P 500 Pure Value Adviser: Security Investors, LLC	1.59%	32.32%	7.94%	11.87%
Mid Cap Growth	Rydex VIF S&P MidCap 400 Pure Growth Adviser: Security Investors, LLC	1.60%	12.21%	11.31%	10.54%
Mid Cap Value	Rydex VIF S&P MidCap 400 Pure Value Adviser: Security Investors, LLC	1.59%	31.25%	9.62%	11.79%
Small Cap Growth	Rydex VIF S&P SmallCap 600 Pure Growth Adviser: Security Investors, LLC	1.60%	19.16%	10.40%	11.73%
Small Cap Value	Rydex VIF S&P SmallCap 600 Pure Value Adviser: Security Investors, LLC	1.59%	43.41%	5.21%	9.84%
Specialty	Rydex VIF Strengthening Dollar 2x Strategy Adviser: Security Investors, LLC	2.10%	11.10%	(1.65)%	2.24%
Specialty-Sector	Rydex VIF Technology Adviser: Security Investors, LLC	1.69%	20.50%	26.84%	19.95%
Specialty-Sector	Rydex VIF Telecommunications Adviser: Security Investors, LLC	1.70%	8.98%	6.25%	6.48%
Specialty-Sector	Rydex VIF Transportation Adviser: Security Investors, LLC	1.70%	22.17%	15.43%	16.02%
Money Market	Rydex VIF U.S. Government Money Market Adviser: Security Investors, LLC	1.29%	0.00%	0.31%	0.15%
Specialty-Sector	Rydex VIF Utilities Adviser: Security Investors, LLC	1.69%	14.52%	8.30%	8.53%
Specialty	Rydex VIF Weakening Dollar 2x Strategy Adviser: Security Investors, LLC	2.10%	(13.97)%	(1.09)%	(5.81)%
Large Cap Growth	T. Rowe Price Blue Chip Growth – Class II Adviser: T. Rowe Price Associates, Inc.	1.10%	17.33%	22.96%	18.93%
Large Cap Value	T. Rowe Price Equity Income – Class II Adviser: T. Rowe Price Associates, Inc.	1.10%	25.22%	10.74%	11.54%
Specialty-Sector	T. Rowe Price Health Sciences – Class II Adviser: T. Rowe Price Associates, Inc.	1.20%	12.83%	19.22%	20.13%
Short Term Bond	T. Rowe Price Limited-Term Bond – Class II Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price Hong Kong Limited	0.95%	(0.13)%	2.02%	1.39%
A-16

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Emerging Markets	Templeton Developing Markets VIP Fund – Class 2 Adviser: Templeton Asset Management Ltd Sub-Adviser: Franklin Templeton Investment Management Limited	1.44%	(5.74)%	10.60%	4.84%
International Equity	Templeton Foreign VIP Fund – Class 2 Adviser: Templeton Investment Counsel, LLC	1.12%	4.16%	2.71%	4.00%
Global Bond	Templeton Global Bond VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.77%	(4.99)%	(0.94)%	1.13%
Global Equity	Templeton Growth VIP Fund – Class 2 Adviser: Templeton Global Advisors Limited	1.18%	4.87%	5.21%	7.36%
World Large Stock	Third Avenue Value Adviser: Third Avenue Management LLC	1.48%	16.65%	5.77%	7.06%
Balanced/Asset Allocation	TOPS® Aggressive Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.80%	19.11%	12.14%	N/A
Balanced/Asset Allocation	TOPS® Balanced ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.81%	9.34%	7.30%	N/A
Balanced/Asset Allocation	TOPS® Conservative ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.83%	6.27%	5.57%	N/A
Balanced/Asset Allocation	TOPS® Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.80%	16.30%	10.84%	N/A
Balanced/Asset Allocation	TOPS® Managed Risk Balanced ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.00%	8.06%	6.11%	N/A
Balanced/Asset Allocation	TOPS® Managed Risk Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.99%	12.00%	7.91%	N/A
Balanced/Asset Allocation	TOPS® Managed Risk Moderate Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.99%	10.62%	7.24%	N/A
Balanced/Asset Allocation	TOPS® Moderate Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.80%	12.57%	9.19%	N/A
Specialty-Sector	VanEck VIP Global Gold – Class S Adviser: Van Eck Associates Corporation	1.58%	(14.01)%	9.25%	2.75%
Specialty-Sector	VanEck VIP Global Resources – Class S Adviser: Van Eck Associates Corporation	1.34%	18.68%	1.99%	(0.37)%
Balanced/Asset Allocation	Vanguard® VIF Balanced Adviser: Wellington Management Company LLP	0.20%	19.02%	12.32%	11.40%
A-17

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Large Cap Growth	Vanguard® VIF Capital Growth Adviser: PRIMECAP Management Company	0.34%	21.54%	18.12%	17.35%
Asset Allocation/ Lifestyle	Vanguard® VIF Conservative Allocation Adviser: The Vanguard Group, Inc.	0.13%	5.99%	8.09%	7.16%
Large Cap Value	Vanguard® VIF Diversified Value Adviser: Lazard Asset Management LLC; Hotchkis and Wiley Capital Management, LLC	0.28%	30.47%	13.52%	13.15%
Large Cap Value	Vanguard® VIF Equity Income Adviser: The Vanguard Group, Inc.; Wellington Management Company LLP	0.30%	25.33%	12.35%	13.06%
Large Cap Blend	Vanguard® VIF Equity Index Adviser: The Vanguard Group, Inc.	0.14%	28.55%	1.31%	16.39%
Global Bond	Vanguard® VIF Global Bond Index Adviser: The Vanguard Group, Inc.	0.13%	(1.84)%	N/A	N/A
Large Cap Growth	Vanguard® VIF Growth Adviser: Wellington Management Company LLP	0.41%	17.86%	24.24%	19.15%
High Yield Bond	Vanguard® VIF High Yield Bond Adviser: Wellington Management Company LLP	0.26%	3.68%	5.69%	6.05%
International Equity	Vanguard® VIF International Adviser: Baillie Gifford Overseas Limited; Schroder Investment Management North America Inc.	0.38%	(1.54)%	20.47%	13.57%
Mid Cap Blend	Vanguard® VIF Mid-Cap Index Adviser: The Vanguard Group, Inc.	0.17%	24.36%	15.72%	14.97%
Asset Allocation/ Lifestyle	Vanguard® VIF Moderate Allocation Adviser: The Vanguard Group, Inc.	0.12%	10.07%	10.31%	9.22%
Specialty-Sector	Vanguard® VIF Real Estate Index Adviser: The Vanguard Group, Inc.	0.26%	40.21%	11.25%	11.43%
Short Term Bond	Vanguard® VIF Short Term Investment Grade Adviser: The Vanguard Group, Inc.	0.14%	(0.45)%	2.74%	2.48%
Small Cap Growth	Vanguard® VIF Small Company Growth[2] Adviser: ArrowMark Colorado Holdings, LLC (ArrowMark Partners); The Vanguard Group, Inc.	0.30%	14.22%	15.59%	14.89%
Intermediate Term Bond	Vanguard® VIF Total Bond Market Index Adviser: The Vanguard Group, Inc.	0.14%	(1.72)%	3.50%	2.77%
International Equity	Vanguard® VIF Total International Stock Market Index Adviser: The Vanguard Group, Inc.	0.10%	8.53%	N/A	N/A
Large Cap Blend	Vanguard® VIF Total Stock Market Index Adviser: The Vanguard Group, Inc.	0.13%	25.64%	17.79%	16.13%
Specialty-Sector	Virtus Duff & Phelps Real Estate Securities Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Duff & Phelps Investment Management Co.	1.17%	46.41%	12.71%	11.95%
A-18

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Small Cap Growth	Virtus KAR Small-Cap Growth Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Kayne Anderson Rudnick Investment Management LLC	1.26%	4.98%	26.81%	21.27%
Multi-Sector Bond	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Newfleet Asset Management, LLC	0.92%	1.07%	4.32%	4.77%
International Equity	Virtus SGA International Growth Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Sustainable Growth Advisers, LP	1.16%	8.32%	8.93%	5.01%
Balanced/Asset Allocation	Virtus Strategic Allocation Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Kayne Anderson Rudnick Investment Management, LLC; Newfleet Asset Management, LLC	0.97%	7.57%	15.25%	10.81%
Mid Cap Growth	Voya MidCap Opportunities Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: Voya Investment Management Co. LLC	1.25%	11.65%	18.33%	14.94%
Specialty-Sector	VY® CBRE Global Real Estate Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: CBRE Investment Management Listed Real Assets, LLC	1.46%	33.90%	9.67%	8.73%
Specialty-Sector	VY® CBRE Real Estate Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: CBRE Investment Management Listed Real Assets, LLC	1.42%	51.74%	11.90%	11.09%
High Yield Bond	Western Asset Variable Global High Yield Bond – Class II Adviser: Legg Mason Partners Fund Advisor, LLC Sub-Adviser: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Pte. Ltd.	1.07%	1.04%	5.10%	5.53%
1
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

2 This fund is no longer available for new transfers.
Optional Rider Investment Restrictions

The optional rider is not subject to investment restrictions.
A-19

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The Statement of Additional Information (SAI) contains additional information about the Contract, us, and the Separate Account, including financial statements. The SAI is dated the same date as this Prospectus and the SAI is incorporated by reference into this Prospectus. You may request a free copy of the SAI or submit inquiries about the Contract by writing the Company at its Administrative Office, P.O. Box 750497, Topeka, KS 66675-0497, by calling 1-800-888-2461 or by visiting us online at https://dfinview.com/SecurityBenefit/TAHD/DFIN11321?site=PFSBL.
You may also obtain reports and other information about the Separate Account on the SEC’s website at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier C000098566

Prospectus
May 1, 2022

ELITEDESIGNS® II VARIABLE ANNUITY
Important Privacy Notice Included
Variable annuity contracts issued by
First Security Benefit Life Insurance and Annuity Company of New York
and offered by Security Distributors, LLC
32-70130-04 2022/05/01
V7013D (COMM)

ELITEDESIGNS® II VARIABLE ANNUITY
Individual Flexible Purchase Payment Deferred Variable Annuity Contract
Variable Annuity Account A
Issued By:	Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York 121 State Street Albany, New York 12207 1-800-355-4570 www.fsbl.com	First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the EliteDesigns II Variable Annuity—an Individual Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”) offered by First Security Benefit Life Insurance and Annuity Company of New York (the “Company”). The Contract is available for individuals as a non-tax qualified contract. The Contract is also available for individuals in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code. The Contract may be available through third-party financial intermediaries who charge an advisory fee for their services. This fee is in addition to Contract fees and expenses. If you elect to pay the advisory fee from your Contract Value, then this deduction will reduce death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current Owners.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company, called Variable Annuity Account A (the “Separate Account”). Each Subaccount invests in a corresponding mutual fund (each, an “Underlying Fund”). The Underlying Funds currently available under the Contract are listed and described in Appendix A to this Prospectus (entitled “Underlying Funds Available Under the Contract”).
This Prospectus sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract Value. You should review this Prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date: May 1, 2022
V7013D (COMM)
Protected by U.S. Patent No. 7,251,623 B1.32-70130-04 2022/05/01

2

3

Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit —A unit of measure used to calculate Contract Value.
Administrative Office —First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497.
Annuitant —The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity (“annuity”) —A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Options.
Annuity Options —Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period —The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date —The date when annuity payments begin.
Annuity Unit —A unit of measure used to calculate variable annuity payments under Annuity Options 1 through 6.
Automatic Investment Program —A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Company —First Security Benefit Life Insurance and Annuity Company of New York. The Company is also identified herein as “we,” “our,” or “us.”
Contract —The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date —The date the Contract begins as shown in your Contract. Contract anniversaries are measured from the Contract Date. The Contract Date is usually the date that the initial Purchase Payment is credited to the Contract.
Contract Value —The total value of your Contract as of any Valuation Date.
Contract Year —Each twelve-month period measured from the Contract Date.
Designated Beneficiary —The person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date.
General Account —All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Internal Revenue Code or the Code —The Internal Revenue Code of 1986, as amended.
Owner —The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Purchase Payment —An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account —Variable Annuity Account A, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
4

Subaccount —A division of the Separate Account which invests in a corresponding Underlying Fund.
Underlying Fund —A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date —Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. Each Valuation Date closes at the end of regular trading on the New York Stock Exchange (normally, 3:00 p.m. Central time). The New York Stock Exchange is scheduled to be closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period —A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next Valuation Date.
Withdrawal Value —The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Annuity Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
Important Information You Should Consider About the Contract

	FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals	The Company does not assess a withdrawal charge on full or partial withdrawals.	Fee Table Fee Table – Examples Charges and Deductions
Transaction Charges	There are no charges for other transactions.	Not Applicable
5

	FEES AND EXPENSES			Location in Prospectus
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Fee Table
Fee Table – Examples
Charges and Deductions
– Mortality and Expense
Risk Charge
Charges and Deductions
– Return of Premium
Death Benefit Rider
Charge
Charges and Deductions
– Administration Charge
Appendix A – Underlying
Funds Available Under
the Contract

	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.25%	1.45%
	Investment options[2] (Underlying Fund fees and expenses)	0.35%	4.78%
	Optional benefit available for an additional charge[3]	0.35%	0.35%
1
As a percentage of Contract Value allocated to the Separate Account. The Base
Contract Expenses do not reflect any applicable Platform Charge, which is an annual charge deducted from Contract Value invested in certain Subaccounts.
2
As a percentage of Underlying Fund average net assets.
3
As a percentage of Contract Value.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

	Lowest Annual Cost: $1,447.65	Highest Annual Cost: $4,727.07
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
•No optional benefits
•No advisory fees
•No additional Purchase Payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base
Contract charge, optional benefit and
Underlying Fund fees and expenses
•No advisory fees
•No additional Purchase Payments,
transfers or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract The Contract – General
Not a Short-Term Investment
•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•Withdrawals may reduce or terminate Contract guarantees.
•The benefits of tax deferral and long-term income mean the Contract is more beneficial to investors with a long-time horizon.

Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that are available under the Contract.
•Each investment option has its own unique risks.
•You should review the investment options before making an investment decision.
Appendix A – Underlying Funds Available Under the Contract
Insurance Company Risks
An investment in the Contract is subject to the risks related to us, First Security
Benefit Life Insurance and Annuity Company of New York. Any obligations, guarantees or benefits of the Contract are subject to our claims-paying ability.
If we experience financial distress, we may not be able to meet our obligations to you. More information about First Security Benefit Life Insurance and
Annuity Company of New York, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting www.fsbl.com.
Information About the Company, the Separate Account, and the Underlying Funds – First Security Benefit Life Insurance and Annuity Company of New York
6

	RESTRICTIONS	Location in Prospectus
Investments
•Certain investment options may not be available under your Contract.
•Certain Subaccounts prohibit you from transferring out and back in the same
Subaccount within a period of calendar days.
•We reserve the right to limit your transfers to 14 in a Contract Year, to suspend transfers and limit the transfer amounts, and to limit transfers in circumstances of frequent or large transfers.
•We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract.
The Contract – Allocation of Purchase Payments The Contract – Transfers of Contract Value – Frequent Transfer Restrictions Other Information – Changes to Investments
Optional Benefits
•The Return of Premium Death Benefit is only available at Contract issue.
You cannot change or cancel it after issue.
•We reserve the right to stop offering the Return of Premium Death Benefit for purchase at any time.
•We do not have the right to modify or terminate an optional benefit.
Withdrawals, however, may reduce the value of the Return of Premium
Death Benefit by an amount greater than the value withdrawn or result in termination of the benefit.
The Contract – Return of Premium Death Benefit
	TAXES	Location in Prospectus
Tax Implications
•If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefit, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
•Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•If you purchased the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit deferral under the Contract.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.

The Contract –
Withdrawals to Pay
Advisory Fees
Charges and Deductions
– Deduction of Advisory
Fees
Federal Tax Matters –
Introduction
Federal Tax Matters –
Income Taxation of
Annuities in General—
Non-Qualified Contracts

	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or is compensated less.
Other Information – Sale of the Contract
Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Additional Compensation Paid to Selected Selling Broker-Dealers
Overview of the Contract

Purpose of the Contract —The Contract is a variable annuity contract. It is designed for retirement planning purposes. You make investments in the Contract’s investment options during the accumulation phase. The value of your investments is used to calculate your benefits under the Contract. At the end of the accumulation phase, we use that accumulated value to calculate the payments that we make during the annuity phase. These payments can provide or supplement your retirement income. Generally speaking, the longer your accumulation phase, the greater your accumulated value may be for setting your benefits and annuity payouts. The Contract also includes a death benefit to help financially protect your Designated Beneficiary.
7

This Contract may be appropriate for you if you have a long investment time horizon. This Contract is not intended for people who may need to make early or frequent withdrawals or who intend to engage in frequent trading in the Subaccounts that are available under the Contract. Because of the possibility of income tax and tax penalties on early withdrawals, the Contract should not be viewed as an investment vehicle offering low cost liquidity. Your financial goal in acquiring the Contract should focus on a long-term insurance product, offering the prospect of investment growth.
Phases of the Contract —The contract has two phases: (1) an accumulation phase (for savings) and (2) an annuity (payout) phase (for income).
Accumulation Phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. To accumulate value during the accumulation phase, you invest your Purchase Payments and earnings in the Subaccounts that are available under the Contract, which, in turn, invest in Underlying Funds with different investment strategies, objectives, and risk/reward profiles. You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to a Subaccount will increase or decrease in dollar value depending in part on the investment performance of the Underlying Fund in which such Subaccount invests.
A list of the Underlying Funds currently available under the Contract is provided in Appendix A: Underlying Funds Available Under the Contract.
Annuity (Payout) Phase. The Annuity phase occurs after the Annuity Start Date and is when you or a designated payee begin receiving regular Annuity payments from your Contract. The Contract provides several Annuity Options. You should carefully review the Annuity Options with your financial or tax adviser. The payments may be fixed or variable or a combination of both. Variable payments will vary based on the performance of the Subaccounts you select. We may make other Annuity Options available upon request. We may also discontinue the availability of one or more of these options at any time.
Please note that if you annuitize, your investments will be converted to income payments and you generally will no longer be able to withdraw money at will from your Contract. However, if the Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Annuity Option 5, withdrawals (other than systematic withdrawals or withdrawals to pay investment advisory fees) are permitted after the Annuity Start Date. The Return of Premium Death Benefit terminates upon annuitization.
Contract Features —
Accessing Your Money. Before your Contract is annuitized, you can withdraw money from your Contract at any time. If you take a withdrawal, you may have to pay income taxes, including a tax penalty if you are younger than age 59½.
Tax Treatment. You can transfer money between investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are taxed only upon: (1) making a withdrawal; (2) surrender of the Contract; (3) receiving a payment from us; or (4) payment of a death benefit.
Death Benefit. The Contract includes a standard death benefit equal to the Contract Value reduced by any uncollected premium tax. If you purchased the optional rider that provides an enhanced death benefit, you have the opportunity to leave your beneficiary a death benefit greater than the standard death benefit.
Return of Premium Death Benefit. For an additional cost, under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date.
Advisory Fees. Deductions from your Contract Value to pay third-party advisory fees are treated as withdrawals under the Contract, but the deduction of advisory fees will not count toward the annual free withdrawal amount. If you elect to pay advisory fees from your Contract Value, then the deduction will reduce the death benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
Additional Services —We offer several additional services:

Dollar Cost Averaging. You direct us to systematically transfer Contract Value among the Subaccounts on a monthly, quarterly, semiannual, or annual basis.
Asset Reallocation Option. You direct us to automatically reallocate your Contract Value to return to your original percentage investment allocations on a periodic basis.
Automatic Investment Program. Purchase Payments are automatically paid from your bank account on a specified day each month or pursuant to a salary reduction agreement.
8

Systematic Withdrawals. You receive regular automatic withdrawals from your Contract, on a monthly, quarterly, annual or semi-annual basis, provided that each payment must amount to at least $100 (unless we consent otherwise).
Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher.
Transaction Expenses
Charge
Sales Load Imposed on Purchase Payments	None
Surrender Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Fee (per transfer)	None
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Underlying Fund fees and expenses). If you choose to purchase the optional rider, you will pay additional charges, as shown below.
Annual Contract Expenses
Charge
Administrative Expenses	None
Base Contract Expenses (as a percentage of average Contract Value)	1.85%[1]
Optional Benefit Expenses – Return of Premium Death Benefit Rider Charge (as a percentage of Contract Value)	0.35%
1 This charge is comprised of both an annual mortality and expense risk charge and an annual administration charge. The administration charge ranges from an annual rate of 0.25% to 0.65%, depending on the Subaccount, and is deducted daily. The mortality and expense risk charge is
1.20% but is reduced to 1.00% for Contract Values of $500,000 or more. The minimum mortality and expense risk charge of 1.00% is deducted daily. Any mortality and expense risk charge above the minimum charge is deducted from your Contract Value on a monthly basis. See the discussion under “Mortality and Expense Risk Charge.” During the Annuity Period, the Base Contract Expenses range from a minimum of
0.55% to a maximum of 0.95%. The Base Contract Expenses in the table above do not reflect any applicable Platform Charge, which is an annual charge of 0.45% deducted from Contract Value invested in certain Subaccounts. We reserve the right to apply a higher Base Contract charge to new Subaccounts we add in the future.

The next table below shows the minimum and maximum total operating expenses charged by the Underlying Funds you may pay periodically during the time that you own the Contract. These amounts include applicable Platform Charges if you choose to invest in certain Underlying Funds. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A to this Prospectus.
Annual Underlying Fund Expenses
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)	0.35%	4.78%
Net Annual Underlying Fund Expenses (after contractual waivers/reimbursements)[1]	0.35%	3.56%
1
Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length and are in place at least through April 30, 2023.

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Examples —These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, Annual Contract Expenses and annual Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract. The Examples do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such fees were reflected, the costs would be higher.
These Examples assume that you invest $100,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and you elect the optional benefit available for an additional charge. The first Example assumes the most expensive Annual Underlying Fund Expenses. The second Example assumes the least expensive Annual Underlying Fund Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Based on the Most Expensive Annual Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$6,528.02	$19,276.26	$31,624.83	$60,829.01
If you do not surrender; or if you annuitize your Contract at the end of the applicable time period.	$6,528.02	$19,276.26	$31,624.83	$60,829.01
Based on the Least Expensive Annual Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$2,180.64	$6,730.13	$11,542.64	$24,826.56
If you do not surrender; or if you annuitize your Contract at the end of the applicable time period	$2,180.64	$6,730.13	$11,542.64	$24,826.56
Principal Risks of Investing in the Contract

Risk of Investment Loss —The Contract involves risks, including possible loss of principal. You bear the risk of any decline in the Contract Value resulting from the performance of the Subaccounts you have chosen. Your losses could be significant. This risk could have a significant negative impact on certain benefits and guarantees under the Contract.
This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Short-Term Investment Risk/Withdrawal Risk —This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. If you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A tax may be assessed on withdrawals and surrenders, and it could be substantial. A tax may be assessed on withdrawals and surrenders, and it could be substantial. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal could reduce the value of the optional benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract and any benefits. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long time horizon.
Subaccount Risk —Amounts that you invest in the Subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Subaccounts that you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Subaccount’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Subaccount. You are responsible for selecting Subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. The investment risks are described in the prospectuses for the Underlying Funds.
Managed Volatility Fund Risk —Certain Underlying Funds utilize managed volatility strategies. These risk management techniques help us manage our financial risks associated with the Contract’s guaranteed rider benefits, like living and death benefits, because they reduce the incidence of extreme outcomes, including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your Contract Value and guaranteed rider benefits and may therefore conflict with your personal investment objectives. In addition, the cost of these hedging strategies may negatively impact performance.
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Purchase Payment Risk —Your ability to make subsequent Purchase Payments is subject to restrictions. We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments. There is no guarantee that you will always be permitted to make Purchase Payments.
Financial Strength and Claims-Paying Ability Risk —All guarantees under the Contract that are paid from our General Account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Cybersecurity and Business Disruption Risk —Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is vulnerable to systems failures and cyber-attacks. Systems failures and cyber-attacks may adversely affect us, your Contract, and your Contract Value. In addition to cybersecurity risks, we are exposed to the risk that natural and man-made disasters, pandemics (like COVID-19), catastrophes, geopolitical disputes and military actions may significantly disrupt our business operations and our ability to administer the Contract. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with systems failures, cyber-attacks, or natural and man-made disasters, pandemics and catastrophes. We note that there may be an increased risk of cyberattacks during periods of geopolitical or military conflicts (such as Russia’s invasion of the Ukraine and the resulting response by the United States and other countries). For more information about these risks, see “More About the Contract – Cyber Security and Certain Business Continuity Risks.”
Tax Consequences Risk —Withdrawals are generally taxable (to the extent of any earnings on the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
Advisory Fee Deduction Risk —If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefit and guaranteed rider benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
Information About the Company, the Separate Account, and the Underlying Funds

First Security Benefit Life Insurance and Annuity Company of New York —First Security Benefit Life Insurance and Annuity Company of New York is a stock life insurance company organized under the insurance laws of the State of New York on November 8, 1994. The Company offers fixed and variable annuity contracts in New York and is admitted to do business in that state. The Company’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Principal Underwriter for the Contract is Security Distributors, LLC (“SDL”), One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a wholly-owned subsidiary of Security Benefit Life Insurance Company and is a member of the Financial Regulatory Authority (“FINRA”).
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.fsbl.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
Published Ratings —The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of
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the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account —The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors.
The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Changes to Investments.”
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company. We do not guarantee the investment results of the Separate Account.
Underlying Funds —Each Underlying Fund is an open-end management investment company or a series thereof and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies of the Underlying Fund. Each Underlying Fund has its own investment objectives and policies.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ managed volatility strategies that are intended to reduce the Underlying Fund’s overall volatility and downside risk, and those Underlying Funds may help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. During rising markets, the hedging strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in an Underlying Fund without a managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. On the other hand, investing in an Underlying Fund with a managed volatility strategy may be helpful in a declining market with higher market volatility because the strategy will often reduce your equity exposure in such circumstances. In such cases, your Contract Value may decline less than would have been the case if you had not invested in an Underlying Fund with a managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). If you allocate Contract Value to a Subaccount that invests in a fund of funds, you will indirectly bear the fees and expenses of both the top-tier and bottom-tier funds, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities or other assets.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on the corresponding Subaccount may become low and possibly negative.
Shares of the Underlying Funds currently are not publicly traded. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies as other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
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Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds, and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Fund to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.
Information regarding each Underlying Fund, including its (i) name, (ii) type or investment objective, (iii) investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance, is available in an appendix to this Prospectus. See Appendix A: Underlying Funds Available Under the Contract. We cannot assure that any Underlying Fund will achieve its objective. Each Underlying Fund has issued a prospectus that contains more detailed information about the Underlying Fund. Read these prospectuses carefully before investing. Paper or electronic copies of the Underlying Fund prospectuses may be obtained by calling us at 1-800-888-2461, e-mailing us at FSBLProspectusRequests@securitybenefit.com or visiting https://dfinview.com/SecurityBenefit/TAHD/336277116?site=PFSBL.
Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) receives payments from some of the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receives can be significant. Where these payments are made, the advisers, sub-advisers, or distributors (or affiliate thereof) of those Underlying Funds have increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments can be used by the Company for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and in the Company’s role as an intermediary for the Underlying Funds. The Company and its affiliates may profit from these payments.
12b-1 Fees. The Company and/or its affiliate, SDL, the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Fund’s investment returns. Currently, the Company and SDL receive 12b-1 fees ranging from 0.05% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in Underlying Funds that pay 12b-1 fees.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub- advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.05% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in an Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is based on a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund. None of these payments are paid from Underlying Fund assets.
Other Payments. In the case of certain of the Underlying Funds, the Underlying Fund’s adviser, sub-adviser, distributor, or affiliates provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, pay the Company (or its affiliates) and/or selling firms amounts to participate in their national and regional sales conferences and meetings with their sales desks, and/or provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive for them to market the Underlying Funds when offering or distribution the Contract and to cooperate with their promotional efforts for the Underlying Funds.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDL, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments described above that range in total from a minimum of 0.25% to a maximum of 0.60% of the average net
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assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in an Underlying Fund.
Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for the Company to meet its revenue targets. See “Administration Charge.”
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. These payment arrangements may create an incentive for us to select funds that pay us higher amounts. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant assets. The Company does not recommend or endorse any particular Underlying Fund and does not provide investment advice.
Charges and Deductions

Certain charges will be deducted in connection with the Contract, as described below.
Transaction Expenses
Premium Tax Charge —Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.
Deduction of Advisory Fees —You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time, and you may authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. You may terminate your investment adviser authorization at any time by sending written and signed notice of termination to our Administrative Office or submitting an electronic notice of termination to AAWF-NF@securitybenefit.com.
We will treat each deduction as a partial withdrawal from your Contract. However, the deductions will not count toward the annual free withdrawal amount. The Company will deduct the amount of the withdrawal from the Contract Value in the Subaccounts, according to the Owner’s or authorized investment adviser’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, all or a portion of the charges deducted from your Contract Value to pay the investment adviser's fees may be subject to federal and state income tax and a 10% federal penalty tax.
The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including
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fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
Withdrawals from your Contract Value to pay advisory fees will reduce the death benefits and other guaranteed benefits under the Contract, perhaps significantly. See “Death Benefit” for an example of how withdrawals to pay advisory fees impact the Contract Value and standard death benefit.
Annual Contract Expenses
Administrative Expenses
The Company does not deduct Administrative Expenses from your Contract.
Base Contract Expenses
Mortality and Expense Risk Charge —The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to a mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value at the time the charge is deducted, as set forth in the table below.
Withdrawal Charge Schedule	Annual Mortality and Expense Risk Charge
Less than $500,000	1.20%
$500,000 or more	1.00%
We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis, of each Subaccount’s average daily net assets. The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.
The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.
The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract (i.e., for deaths occurring sooner than the Company’s actuarial tables predict).
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.
The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts. The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract (i.e., for deaths occurring sooner than the Company’s actuarial tables predict).
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company
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may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge —The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is as follows:
Subaccount	Administration Charge
Dimensional VA Equity Allocation, Dimensional VA Global Bond Portfolio, Dimensional VA Global Moderate Allocation, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative
Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard®
VIF Equity Index, Vanguard® VIF Global Bond Index, Vanguard® VIF Growth, Vanguard®
VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index,
Vanguard® VIF Moderate Allocation, Vanguard® VIF Real Estate Index, Vanguard® VIF
Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF
Total Bond Market Index, Vanguard® VIF Total International Stock Market Index,
Vanguard® VIF Total Stock Market Index
0.65%
All other Subaccounts	0.25%
The Company guarantees that this charge will not increase for the Subaccounts available under the Contract as of the date of this Prospectus; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. Any amount of the Administration Charge that exceeds 0.25% is sometimes called a Platform Fee.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that we add in the future that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for the Company to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary for, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.
Other Charges —The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Variations in Charges —The Company may reduce or waive the amount of certain charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Return of Premium Death Benefit Rider Charge —In addition to the charges and deductions discussed above, you may purchase the Return of Premium Death Benefit rider under the Contract. The Company makes the rider available only at issue.
The Company deducts a monthly charge from your Contract Value for the Return of Premium Death Benefit rider. The Company deducts the monthly charge from your Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value.
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Underlying Fund Expenses —Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract and may vary from year to year.
Payment of Compensation —The Company pays commissions to SDL and to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. Commissions and other incentives or payments (discussed below) are not charged directly to Owners or the Separate Account. The Company uses its corporate assets to pay commissions and other costs of distributing the Contract. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract (including any profit from the mortality and expense risk charge and administration charge or other fees and charges imposed under the Contract) or from its General Account.
The Contract

General —The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.
The Contract is available for purchase by an individual as a nontax qualified contract (“Non-Qualified Contract”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 408 or 408A of the Internal Revenue Code ("IRA" or “Qualified Plan”). Certain federal tax advantages are currently available to retirement plans that qualify as traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Contract. If you are purchasing the Contract as an investment vehicle for a Section 408 or 408A IRA, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Important Information About Your Benefits Under the Contract —The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the Return of Premium Death Benefit rider) are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are noncash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
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Application for a Contract —If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Purchase Payments —The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment and to cease accepting Purchase Payments.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company, in good order. In this regard “good order” means that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and the initial Purchase Payment until the Company receives them from your representative’s broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after close of a Valuation Date (normally 3:00 p.m. Central time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, any such Purchase Payment will not be processed until it is in good order. In this regard, “good order” means that the Purchase Payment is preceded or accompanied by sufficient information to properly credit such Purchase Payment. Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about the Owner’s account to government regulators. In addition, the Company may be required to block the Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments —In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations must be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost
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Averaging or Asset Reallocation Option (each, an “Automatic Allocation Program”) by telephone provided the proper form is properly completed, signed, and received by the Company at its Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”
Fund Liquidations. If your allocation instructions include a Subaccount that has become no longer available due to a fund liquidation, upon advance notice to you and unless you otherwise instruct us, we will allocate the applicable portion of any subsequent Purchase Payments to the Rydex VIF U.S. Government Money Market Subaccount, and any automatic allocation instructions for scheduled transfers that include a Subaccount that is no longer available due to a fund liquidation will be terminated. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Subaccount that is no longer available due to a fund liquidation), you will need to submit a new form to us. If you request a transfer of Contract Value to a Subaccount that is no longer available due to a fund liquidation, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Closed Subaccounts. We reserve the right to close Subaccounts. If we close a Subaccount (a “Closed Subaccount”), you may be prevented from allocating Purchase Payments or Contract Value to that Subaccount. The table below lists the Closed Subaccounts, and the effective date on which the Subaccount’s were closed or will close.
Closed Subaccounts	Effective Date
Alger Capital Appreciation	April 30, 2021
Alger Large Cap Growth	April 30, 2021
American Century VP Mid Cap Value	May 1, 2015
Lord Abbett Series Developing Growth VC	May 5, 2021
Probabilities Fund	December 17, 2021
Rydex VIF Dow 2x Strategy	May 1, 2019
Rydex VIF Europe 1.25x Strategy	May 1, 2019
Rydex VIF Government Long Bond 1.2x Strategy	May 1, 2019
Rydex VIF Inverse Dow 2x Strategy	May 1, 2019
Rydex VIF Inverse Government Long Bond Strategy	May 1, 2019
Rydex VIF Inverse Mid-Cap Strategy	May 1, 2019
Rydex VIF Inverse NASDAQ-100® Strategy	May 1, 2019
Rydex VIF Inverse Russell 2000® Strategy	May 1, 2019
Rydex VIF Inverse S&P 500 Strategy	May 1, 2019
Rydex VIF Japan 2x Strategy	May 1, 2019
Rydex VIF Mid-Cap 1.5x Strategy	May 1, 2019
Rydex VIF NASDAQ-100® 2x Strategy	May 1, 2019
Rydex VIF Nova	May 1, 2019
Rydex VIF Russell 2000® 1.5x Strategy	May 1, 2019
Rydex VIF Russell 2000® 2x Strategy	May 1, 2019
Rydex VIF S&P 500 2x Strategy	May 1, 2019
Rydex VIF Strengthening Dollar 2x Strategy	May 1, 2019
Rydex VIF Weakening Dollar 2x Strategy	May 1, 2019
Vanguard® VIF Small Company Growth	May 1, 2019
In the event that we receive a request to allocate Purchase Payments or Contract Value to a Closed Subaccount, we will handle that transaction as follows:
New Applications. If we receive an application for a Contract with an allocation to a Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
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Existing Contracts. Except as provided below, if we receive a Purchase Payment for an existing Contract with an allocation a Closed Subaccount, we will allocate the applicable portion of the payment to the Rydex VIF U.S. Government Money Market Subaccount. If you have automatic allocation instructions designating allocation to a Closed Subaccount pursuant to an Automatic Allocation Program as of the date that a Subaccount is closed, your automatic allocation instructions will be terminated as of the close of business on that date. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Closed Subaccount), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to a Closed Subaccount, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Notwithstanding the foregoing:
•
If you had Contract Value allocated to the Alger Capital Appreciation on April 30, 2021, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the Alger Capital Appreciation Subaccount pursuant to an Automatic Allocation Program will remain in effect.
•
If you had Contract Value allocated to the Alger Large Cap Growth Subaccount on April 30, 2021, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the Alger Large Cap Growth Subaccount pursuant to an Automatic Allocation Program will remain in effect.
•
If you had Contract Value allocated to the Lord Abbett Series Developing Growth VC Subaccount on May 5, 2021, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the Lord Abbett Series Developing Growth VC Subaccount pursuant to an Automatic Allocation Program will remain in effect.
•
If you had Contract Value allocated to the Probabilities Fund Subaccount on December 17, 2021, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the Probabilities Fund Subaccount pursuant to an Automatic Allocation Program will remain in effect.
•
The Rydex VIF Dow 2x Strategy, Rydex VIF Europe 1.25x Strategy, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid-Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100® Strategy, Rydex VIF Nova, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF Strengthening Dollar 2x Strategy, and Rydex VIF Weakening Dollar 2x Strategy closed on May 1, 2019. If you had Contract Value allocated to these Subaccounts at the time that it closed, your Contract Value will remain invested in that Subaccount. You may transfer Contract Value from these Subaccounts, but you will not be able to allocate Purchase Payments or transfer Contract Value to these Subaccounts.
•
If you had Contract Value allocated to the Vanguard® VIF Small Company Growth Subaccount on May 1, 2019, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the Vanguard® VIF Small Company Growth Subaccount pursuant to an Automatic Allocation Program will remain in effect.
Dollar Cost Averaging Option —For no additional charge, prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high.
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Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, as of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received by the Company. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you may also elect the Asset Reallocation Option.
Asset Reallocation Option —For no additional charge, prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, as of the date of the Company’s receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts
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regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee, for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you may also elect the Dollar Cost Averaging Option.
Transfers of Contract Value —You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and received at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the applicable cut-off time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. Normally, the cut-off time for transfer requests is 2:00 p.m. Central time. If regular trading on the New York Stock Exchange closes prior to 3:00 p.m. Central time, the cut-off time for transfer requests will be one hour prior to closing. See “Cut-Off Times.” In addition, a transfer request will not be processed until it is in good order. In this regard, “good order” means that the transfer request is preceded or accompanied by sufficient information to properly execute the transfer.
The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Probabilities, Redwood, Rydex and certain Federated Subaccounts. In addition, transfers are subject to frequent trading restrictions described below. The Company will limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing an Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher, which are reflected in Underlying Fund performance. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of an affected Underlying Fund, Owners with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
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the total dollar amount being transferred;
•
the number of transfers you made within a period of time;
•
transfers to and from (or from and to) the same Subaccount;
•
whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
•
whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
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There is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners, which may have a negative impact on such other Owners. If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period beginning on the date of the letter.
In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12-month period (or such shorter period as specified in the chart below), the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000.
Subaccount	Number of Round Trip Transfers
Federated Hermes High Income Bond II	2
1
Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that
Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transfer money out of the Guggenheim VIF SMid Cap Value Subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF SMid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
Subaccount	Transfer Block Restriction (# of Calendar Days)
7TwelveTM Balanced Portfolio	30 days
AB Sustainable Global Thematic, AB VPS Dynamic Asset Allocation, AB VPS Growth and Income, AB VPS Small/Mid Cap Value	30 days
Alger Capital Appreciation[1], Alger Large Cap Growth[1]	30 days
Allspring International Equity VT, Allspring Omega Growth VT, Allspring Opportunity VT	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Disciplined Core Value, American Century VP Inflation Protection, American Century VP International, American Century VP Mid Cap Value, American Century VP Value	30 days
AFIS Capital World Growth and Income, AFIS U.S. Government Securities, AFIS
Washington Mutual Investors, American Funds IS® Asset Allocation, American Funds IS®
Capital World Bond, American Funds IS® Global Growth, American Funds IS® Global
Small Capitalization, American Funds IS® Growth, American Funds IS® Growth-Income,
American Funds IS® International, American Funds IS® International Growth and Income,
American Funds IS® Mortgage, American Funds IS® New World
30 days
BlackRock Advantage Large Cap Core V.I., BlackRock Basic Value V.I., BlackRock Capital
Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I.,
BlackRock High Yield V.I., BlackRock Large Cap Focus Growth V.I.
30 days
BNY Mellon IP Small Cap Stock Index, BNY Mellon IP Technology Growth, BNY Mellon Stock Index, BNY Mellon VIF Appreciation	60 days
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Subaccount	Transfer Block Restriction (# of Calendar Days)
Delaware Ivy VIP Asset Strategy, Delaware Ivy VIP Balanced, Delaware Ivy VIP Core
Equity, Delaware Ivy VIP Energy, Delaware Ivy VIP Global Equity Income, Delaware Ivy VIP
Global Growth, Delaware Ivy VIP Growth, Delaware Ivy VIP High Income, Delaware Ivy
VIP International Core Equity, Delaware Ivy VIP Limited-Term Bond, Delaware Ivy VIP Mid
Cap Growth, Delaware Ivy VIP Natural Resources, Delaware Ivy VIP Science and
Technology, Delaware Ivy VIP Securian Real Estate Securities, Delaware Ivy VIP Small
Cap Growth, Delaware Ivy VIP Smid Cap Core,Delaware Ivy VIP Value
60 days
Dimensional VA Equity Allocation, Dimensional VA Global Bond Portfolio, Dimensional VA
Global Moderate Allocation, Dimensional VA International Small Portfolio, Dimensional VA
International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA
U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Donoghue Forlines Dividend VIT Fund, Donoghue Forlines Momentum VIT Fund	Unlimited
DWS Capital Growth VIP, DWS Core Equity VIP, DWS CROCI® U.S. VIP, DWS Global Small Cap VIP, DWS High Income VIP, DWS International Growth VIP, DWS Small Mid Cap Value VIP	30 days
Eaton Vance VT Floating-Rate Income	90 days
Federated Hermes Fund for U.S. Government Securities II	Unlimited
Federated Hermes High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap,
Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth
Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment
Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate,
Fidelity® VIP Strategic Income
60 days
Franklin DynaTech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income VIP
Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund,
Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap
Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP
Fund, Franklin U.S. Government Securities VIP Fund
30 days
Goldman Sachs VIT International Equity Insights, Goldman Sachs VIT Large Cap Value,
Goldman Sachs VIT Mid Cap Growth, Goldman Sachs VIT Mid Cap Value, Goldman
Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth
30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim
VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF
Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Managed Asset
Allocation, Guggenheim VIF MultiHedge Strategies, Guggenheim VIF Small Cap Value,
Guggenheim VIF SMid Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim
VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF
StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World
Equity Income
30 days
Invesco Oppenheimer V.I. International Growth, Invesco V.I. American Franchise, Invesco
V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco
V.I. Equally-Weighted S&P 500, Invesco V.I. Core Equity, Invesco V.I. Discovery Mid Cap
Growth, Invesco V.I. Equity and Income, Invesco V.I. EQV International Equity, Invesco V.I.
Global, Invesco V.I. Global Core Equity, Invesco V.I. Global Real Estate, Invesco V.I. Global
Strategic Income, Invesco V.I. Government Securities, Invesco V.I. Growth and Income,
Invesco V.I. Health Care, Invesco V.I. High Yield, Invesco V.I. Main Street Small Cap®,
Invesco V.I. Main Street Mid Cap Fund®, Invesco V.I. Small Cap Equity
30 days
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Subaccount	Transfer Block Restriction (# of Calendar Days)
Janus Henderson VIT Enterprise, Janus Henderson VIT Forty, Janus Henderson VIT Mid Cap Value, Janus Henderson VIT Overseas, Janus Henderson VIT Research	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio	30 days
LHA Tactical Beta Variable Series Fund	30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Developing Growth VC2, Lord
Abbett Series Dividend Growth VC, Lord Abbett Series Fundamental Equity VC, Lord
Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord
Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC
30 days
MFS® VIT Emerging Markets Equity, MFS® VIT Global Tactical Allocation, MFS® VIT High
Yield, MFS® VIT II MA Investors Growth Stock, MFS® VIT II Research International, MFS®
VIT International Intrinsic Value, MFS® VIT Investors Trust, MFS® VIT New Discovery,
MFS® VIT Research, MFS® VIT Total Return, MFS® VIT Total Return Bond, MFS® VIT
Utilities
30 days
Morgan Stanley VIF Emerging Markets Debt, Morgan Stanley VIF Emerging Markets Equity	30 days
Morningstar Aggressive Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF
Asset Allocation Portfolio, Morningstar Conservative ETF Asset Allocation Portfolio,
Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF
Asset Allocation Portfolio
30 days
Neuberger Berman AMT Sustainable Equity	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging
Markets Bond, PIMCO VIT Global Bond Opportunities (Unhedged), PIMCO VIT Global
Managed Asset Allocation, PIMCO VIT High Yield, PIMCO VIT International Bond
(Unhedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term,
PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Probabilities Fund[3]	Unlimited
Putnam VT Diversified Income, Putnam VT Global Asset Allocation, Putnam VT Growth
Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Large Cap Value,
Putnam VT MultiAsset Absolute Return, Putnam VT MultiCap Core, Putnam VT Small Cap
Growth
30 days
Redwood Managed Volatility	Unlimited
25

Subaccount	Transfer Block Restriction (# of Calendar Days)
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF
Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy[4],
Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe
1.25x Strategy[4], Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x
Strategy[4], Rydex VIF Health Care, Rydex VIF High Yield Strategy, Rydex VIF Internet,
Rydex VIF Inverse Dow 2x Strategy[4], Rydex VIF Inverse Government Long Bond
Strategy[4], Rydex VIF Inverse Mid-Cap Strategy[4], Rydex VIF Inverse NASDAQ-100®
Strategy[4], Rydex VIF Inverse Russell 2000® Strategy[4], Rydex VIF Inverse S&P 500
Strategy[4], Rydex VIF Japan 2x Strategy[4], Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x
Strategy[4], Rydex VIF NASDAQ-100® Strategy[4], Rydex VIF Nova[4], Rydex VIF Precious
Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000 1.5x
Strategy[4], Rydex VIF Russell 2000® 2x Strategy[4], Rydex VIF S&P 500 2x Strategy[4], Rydex
VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400
Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure
Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x
Strategy[4], Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF
Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF
Weakening Dollar 2x Strategy[4]
Unlimited
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Global Bond VIP Fund, Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
TOPS® Aggressive Growth ETF, TOPS® Balanced ETF, TOPS® Conservative ETF, TOPS®
Growth ETF, TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Growth ETF,
TOPS® Managed Risk Moderate Growth ETF, TOPS® Moderate Growth ETF
30 days
VanEck VIP Global Gold, VanEck VIP Global Resources	30 days
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative
Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF
Equity Index, Vanguard® VIF Global Bond Index, Vanguard® VIF Growth, Vanguard® VIF
High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard®
VIF Moderate Allocation, Vanguard® VIF Real Estate Index, Vanguard® VIF Short Term
Investment Grade, Vanguard® VIF Small Company Growth[5], Vanguard® VIF Total Bond
Market Index, Vanguard® VIF Total International Stock Market Index, Vanguard® VIF Total
Stock Market Index
30 days
Virtus Duff & Phelps Real Estate Securities Series, Virtus KAR Small-Cap Growth Series,
Virtus Newfleet Multi-Sector Intermediate Bond Series, Virtus SGA International Growth
Series, Virtus Strategic Allocation Series
30 days
Voya MidCap Opportunities Portfolio	30 days
VY CBRE Global Real Estate Portfolio, VY CBRE Real Estate Portfolio	30 days
26

Subaccount	Transfer Block Restriction (# of Calendar Days)
Western Asset Variable Global High Yield Bond	30 days
1
You may transfer Contract Value to the Alger Capital Appreciation and Alger Large Cap Growth Subaccounts only if you had Contract Value allocated to those Subaccounts on April 30, 2021.
2
You may transfer Contract Value to the Lord Abbett Series Developing Growth VC Subaccount only if you had Contract Value allocated to that Subaccount on May 5, 2021.
3
You may transfer Contract Value to the Probabilities Subaccount only if you had Contract Value allocated to that Subaccount on December
17, 2021.
4
You may transfer Contract Value to the Rydex VIF Dow 2x Strategy, Rydex VIF Europe 1.25x Strategy, Rydex VIF Government Long Bond
1.2x Strategy, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid-Cap Strategy,
Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF
Japan 2x Strategy, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100® Strategy, Rydex VIF Nova, Rydex VIF Russell 2000® 1.5x
Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF Strengthening Dollar 2x Strategy, and Rydex VIF
Weakening Dollar 2x Strategy Subaccounts only if you had Contract Value allocated to that Subaccount on May 1, 2019.
5
You may transfer Contract Value to the Vanguard® VIF Small Company Growth Subaccount only if you had Contract Value allocated to that
Subaccount on May 1, 2019.

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
27

The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the Probabilities, Redwood, Rydex and certain Federated Subaccounts (see chart above), which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Probabilities, Redwood, Rydex and certain Federated Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher, which are reflected in Underlying Fund performance.
Because the Company does not reserve the unfettered right to prohibit transfers, it cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value —The Contract Value is the sum of the amounts under your Contract held in each Subaccount as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value —Your Contract Value will vary depending upon several factors, including:
•
Investment performance of the Subaccounts to which you have allocated Contract Value,
•
Payment of Purchase Payments,
•
Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and
•
Charges assessed in connection with the Contract, including charges for any optional riders selected.
The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by
28

dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units attributable to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction request (subject to any application requirements that the transaction be in good order, as described herein). The price of each Subaccount is determined on each Valuation Date as of the close of regular trading on the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests, as described herein) received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.”
Requests to transfer Contract Value received at or after the applicable cut-off time will be effected at the Accumulation Unit value determined on the following Valuation Date. Normally, the cut-off time for transfer requests is 2:00 p.m. Central time. If regular trading on the New York Stock Exchange closes prior to 3:00 p.m. Central time, the cut-off time for transfer requests will be one hour prior to closing. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) minimum the mortality and expense risk charge under the Contract of 1.00% annually, and (5) the administration charge for that Subaccount, and (6) the deduction of the Underlying Fund’s fees and expenses.
The minimum mortality and expense risk charge of 1.00% and the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount) are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times —We refer to the times by which financial transactions must be received to be processed on the current Valuation Date as “cut-off times.” Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of regular trading on the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) normally must be received prior to 3:00 p.m. Central time. Financial transactions (other than transfers) received at or after the cut-off time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals to pay investment advisory fees), death benefit payments, and Purchase Payments.
Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of regular trading on the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 15 minutes prior to any announced closing (generally 2:45 p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet
29

functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.
Full and Partial Withdrawals —An Owner may make a partial withdrawal of Contract Value or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including systematic withdrawals and withdrawals to pay investment advisory fees, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under applicable law. Withdrawals (other than systematic withdrawals or withdrawals to pay investment advisory fees) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (and only if the Owner has elected variable annuity payments under Annuity Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that it is received by the Company at its Administrative Office; however, if the request is received on a Valuation Date at or after the cut-off time (normally 3:00 p.m. Central time), the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a withdrawal will not be processed until it is in good order. In this regard, “good order” means that the withdrawal request is accompanied by a properly completed Withdrawal Request form (including the Owner’s signature and, if applicable, the written consent of any effective assignee or irrevocable beneficiary).
The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which the withdrawal is processed, less any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Premium Tax Charge.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Annuity Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals to pay investment advisory fees. A request for a partial withdrawal (including systematic withdrawals and withdrawals to pay investment advisory fees) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable premium tax charge. Alternatively, you may request that any premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such premium tax charge . See “Premium Tax Charge.”
If a partial withdrawal (other than a systematic withdrawal or a withdrawal to pay investment advisory fees) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
A full or partial withdrawal, including a systematic withdrawal or a withdrawal to pay investment advisory fees, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”
Withdrawals to Pay Advisory Fees —The deduction of advisory fees from your Contract Value is treated as a withdrawal under the Contract. The deduction of advisory fees will not count toward the annual free withdrawal amount. Deductions from your Contract Value to pay advisory fees will reduce the death benefit, perhaps significantly.
30

Withdrawals to pay advisory fees may still be treated as withdrawals for tax purposes by the Company and/or the IRS. For Non-Qualified Contracts, all or a portion of the charges deducted from your Contract Value to pay advisory fees to a financial intermediary may be subject to federal and state income taxes and a 10% federal penalty tax.
A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges and the impact of deducting advisory fees from your Contract Value.
Systematic Withdrawals —For no additional charge, the Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will the amount of a systematic withdrawal exceed the Contract Value less any uncollected premium taxes (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Federal Tax Matters.”
Free-Look Right —You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contact to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value.
Death Benefit —You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner, and instructions regarding payment.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable as of the date the Company receives due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs
31

on or after the Annuity Start Date, any applicable death benefit will terminate at the Annuity Start Date without value. See “Annuity Options.”
The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.
If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. Under a Qualified Contract, most non-spouse Designated Beneficiaries will be required to receive all proceeds within ten years. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Designated Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means to our Administrative Office.
Example of the Impact of Advisory Fee Withdrawals on Contract Value and the Standard Death Benefit over Time. Assume:
(i)
The initial Purchase Payment is $100,000 and no additional Purchase Payments are added to the Contract.
(ii)
The Contract Value grows at an annual rate of 3%.
(iii)
An advisory fee withdrawal of $1,000 is taken each Contract Year at the end of the Contract Year.
Beginning of Contract Year	Contract Value Prior to Advisory Fee Withdrawal	Advisory Fee Withdrawal	Contract Value After Advisory Fee Withdrawal	Death Benefit After Advisory Fee Withdrawal
1	$100,000.00	$1,000.00	$102,000.00	$102,000.00
2	$102,000.00	$1,000.00	$104,060.00	$104,060.00
3	$104,060.00	$1,000.00	$106,181.80	$106,181.80
4	$106,181.80	$1,000.00	$108,367.25	$108,367.25
5	$108,367.25	$1,000.00	$110,618.27	$110,618.27
6	$110,618.27	$1,000.00	$112,936.82	$112,936.82
7	$112,936.82	$1,000.00	$115,324.92	$115,324.92
8	$115,324.92	$1,000.00	$117,784.67	$117,784.67
9	$117,784.67	$1,000.00	$120,318.21	$120,318.21
10	$120,318.21	$1,000.00	$122,927.76	$122,927.76
11	$122,927.76	$1,000.00	$125,615.59	$125,615.59
12	$125,615.59	$1,000.00	$128,384.06	$128,384.06
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Beginning of Contract Year	Contract Value Prior to Advisory Fee Withdrawal	Advisory Fee Withdrawal	Contract Value After Advisory Fee Withdrawal	Death Benefit After Advisory Fee Withdrawal
13	$128,384.06	$1,000.00	$131,235.58	$131,235.58
14	$131,235.58	$1,000.00	$134,172.65	$134,172.65
15	$134,172.65	$1,000.00	$137,197.83	$137,197.83
16	$137,197.83	$1,000.00	$140,313.76	$140,313.76
17	$140,313.76	$1,000.00	$143,523.18	$143,523.18
18	$143,523.18	$1,000.00	$146,828.87	$146,828.87
19	$146,828.87	$1,000.00	$150,233.74	$150,233.74
20	$150,233.74	$1,000.00	$153,740.75	$153,740.75
21	$153,740.75	$1,000.00	$157,352.97	$157,352.97
As the table above demonstrates, withdrawals to pay advisory fees taken over time will decrease the Contract Value. If the death benefit is equal to the Contract Value, such death benefit will also decrease as a result of withdrawals to pay advisory fees.
Distribution Requirements —The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
For Contracts issued in connection with a Non-Qualified Contract, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and the Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
For any Designated Beneficiary of a Non-Qualified Contract other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.
Please note that any death benefit we may pay in excess of the Contract Value is subject to our financial strength and claims-paying ability.
Death of the Annuitant —If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.
Benefits Under the Contract

The following table summarizes information about the optional and standard benefits under the Contract that are currently available. Please note that this table does not fully describe the terms and conditions of each benefit. You should refer to the applicable sections of this Prospectus for additional information.
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Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Provides a death benefit equal to the Contract Value.	There is no charge for this option.	•The death benefit will be reduced by any uncollected premium tax.
Dollar Cost Averaging Option	Allows the systematic transfer of a specified dollar amount or percentage of Contract Value among Subaccounts.	There is no charge for this option.
•The minimum amount that may be transferred to any one
Subaccount is $25.00.
•The Company may discontinue, modify, or suspend Dollar Cost
Averaging at any time.
•Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted.
•After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.

Asset Reallocation Option	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.	There is no charge for this option.	•The Company may discontinue, modify, or suspend the Asset Reallocation Option at any time.
Automatic Investment Program	A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.	There is no charge for this option.	•The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is reduced to $50.
Systematic Withdrawals	Allows you to set up periodic automatic payments of a certain percentage or dollar amount of your Contract Value.	There is no charge for this option.
•Each payment must be at least $100 (unless we consent
otherwise).
•Withdrawals may be subject to income tax and penalties.
•If an Owner is enrolled in the Dollar Cost Averaging or Asset
Reallocation Options, the Owner may not elect to receive
systematic withdrawals from any Subaccount that is part of the
Dollar Cost Averaging or Asset Reallocation Options.

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Optional Benefit
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions/Limitations
Return of Premium Death Benefit	Provides an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date.	0.35%
•The rider is only available at issue. You cannot change or cancel the rider after it has been issued.
•We will reduce the death benefit offered under this rider by any uncollected premium tax.
•If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative
Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.
•The Owner and any Joint Owner must be 80 or younger on the
Contract Date.
•Certain withdrawals could significantly reduce or even terminate the benefit, including systematic withdrawals and withdrawals used to pay investment adviser fees.
•The Company will continue to deduct the rider charge after the
Annuity Start Date if you elect Annuity Option 5 or 6.
•Withdrawals (including withdrawals to pay advisory fees) reduce the benefit proportionately. This means withdrawals could
significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

Optional Riders —Upon your application for the Contract, you may select one or both of the following riders:
•
Return of Premium Death Benefit;
•
Extra Credit at 3%.
The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. See a detailed description of each rider below.
Return of Premium Death Benefit —For an additional charge, as reflected in the Fee Table, under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”
The rider is only available at issue. You cannot change or cancel the rider after it has been issued. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:
1.
Contract Value; or
2.
The sum of all Purchase Payments (not including any Credit Enhancements) less an adjustment for any withdrawals and withdrawal charges (including systematic withdrawals and withdrawals to pay investment advisory fees).
In the event of a withdrawal (including a systematic withdrawal or a withdrawal to pay investment advisory fees), we reduce your Return of Premium Death Benefit as last adjusted for any prior withdrawal in the same proportion that the withdrawal reduces Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be reduced by an amount that is greater than the dollar amount of your withdrawal.
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•
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal (including a withdrawal to pay advisory fees), then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000). After the withdrawal, your death benefit is $83,333. Note that your death benefit decreased by more than the dollar amount of your withdrawal.
See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due.
Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by any uncollected premium tax, and, if the Extra Credit Rider was in effect, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death (however, if the death benefit is 1 above, we will not reduce the death benefit by any Credit Enhancements).
Note: If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.
Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”
Annuity Period

General —You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the first Contract anniversary and may not be deferred beyond the Annuitant’s 90th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth Contract anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms—either as a variable annuity for use with the Subaccounts or as a fixed annuity. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.
The Contract currently provides for six Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time but will always offer a variable annuity option. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Annuity Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G for 45 years and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity.
Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis (note that less frequent payments will result in a larger payment amount, assuming the same amount is applied to purchase the annuity), although no payments will be made for less than $20. If the Company refuses to make payments of less than $20, the Company reserves the right to permit surrender of the Contract in lieu of making such payments.
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the
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Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Annuity Option 5.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Annuity Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Annuity Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the Annuity Start Date is uncertain. Consult a tax advisor before requesting a withdrawal after the Annuity Start Date. The Owner may not make systematic withdrawals under Annuity Option 5. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period, as was available during the accumulation phase, if variable annuity payments have been selected.
The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Annuity Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made. For example, if the Annuity start amount was $100,000 and the calculated monthly annuity payment was $550, 182 payments ($100,000 / $550) would be guaranteed for the life of the Annuitant. This means if the Annuitant dies before 182 payments have been made, the remaining annuity payments will be continued to the Designated Beneficiary.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Annuity Option 1, there is no minimum number of payments guaranteed under this Annuity Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Annuity Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the
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death of one Annuitant, annuity payments continue to the surviving Annuitant at the same level with the promise that if, at the death of both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.
Option 5 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. Annuity Payments are calculated on the basis of Annuity Units. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 6 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Annuity Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Annuity Option 5.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option —You should carefully review the Annuity Options with your financial or tax adviser. If you have questions about the calculation of the payment amount under a particular Annuity Option, you can contact the Company at 1-800-888-2461. For Contracts used in connection with an IRA, reference should be made to the terms of the particular IRA and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, IRAs generally require that distributions begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 72. In addition, under an IRA, not all
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Annuity Options will satisfy required minimum distribution rules, particularly as those rules apply to your beneficiary after your death. Beginning with Owner deaths occurring on or after January 1, 2020, subject to certain exceptions, most non-spouse beneficiaries must complete distributions within ten years of the Owner’s death in order to satisfy required minimum distribution rules. Consult a tax adviser before electing an Annuity Option. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.
More About the Contract

Ownership —The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non natural Persons.” See “Federal Tax Matters.”
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.
Designation and Change of Beneficiary —The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public. Not all Annuity Options will satisfy required minimum distribution rules for every Beneficiary.
Dividends —The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account —The Company generally will pay any full or partial withdrawal (including systematic withdrawals and withdrawals to pay investment advisory fees) or death benefit proceeds from Contract Value allocated to the Subaccounts within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone such a payment from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
•
During which the NYSE is closed other than customary weekend and holiday closings,
•
During which trading on the NYSE is restricted as determined by the SEC,
•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or
•
For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
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If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund chooses to suspend payments of redemption proceeds by imposing a temporary “redemption gate,” we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund redemption gate has been lifted.
Proof of Age and Survival —The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements —If you misstate the age or sex of an Annuitant or Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Cyber Security and Certain Business Continuity Risks —Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future. We note that there may be an increased risk of cyberattacks during periods of geopolitical or military conflicts (such as Russia’s invasion of the Ukraine and the resulting response by the United States and other countries).
Cyber-attacks and other disruptive events including, but not limited to, natural disasters, public health crises (like COVID-19), and geopolitical disputes and military actions that affect us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely impact our ability to conduct business, including if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event, and these disruptions may also impact your Contract Value. For instance, such disruptions may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In the event of such a disruption, although our employees and the employees of our third-party service providers are able to work remotely, those remote work arrangements may result in our business operations being less efficient than under normal circumstances and could lead to delays in processing Contract transactions, including the processing of orders from Owners. For more information on the risks associated with owning the Contract, see “Principal Risks of Investing in the Contract.”
Restrictions on Withdrawals from Qualified Plans —Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, purchasing a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution.
If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a rollover under the Internal Revenue Code. An Owner of a Contract may
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be able to transfer your Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under your employer’s Section 403(b) arrangement.
Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.”
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Federal Tax Matters

Introduction —The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this Prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal
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Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Owner Control. In certain circumstances, owners of Non-Qualified variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable currently in the variable Contract Owner’s gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. While the Company does not think that such will be the case, due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that an Owner of a Contract might be treated as the owner of a pro rata portion of the assets of the Separate Account.
The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.
Income Taxation of Annuities in General—Non-Qualified Contracts —Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons,” “Diversification Standards,” and “Owner Control.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Non-Qualified Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Amounts distributed from a Contract because of your death or the death of the Annuitant are generally treated as income to the recipient. If distributed in a lump sum, such payments are taxed in the same manner as if the Contract had been surrendered, and if distributed under an Annuity Option, they are taxed in the same manner as annuity payments. For Non-Qualified Contracts, all or a portion of the charges deducted from your Contract Value to pay advisory fees to a financial intermediary may be subject to federal and state income taxes and a 10% federal penalty tax. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
Surrenders. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed as ordinary income.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
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Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a Non-Qualified contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.
Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a
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qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. If contemplating any such transfer, assignment, selection or exchange, the Owner should contact a competent tax adviser with respect to the potential effects of such a transaction.
Qualified Contracts —The Contract may be used with IRAs that meet the requirements of Section 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for an IRA, you should consider that the Contract does not provide any additional tax advantage beyond that already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The amounts that may be contributed to IRAs are subject to limitations that vary depending on the circumstances. In addition, early distributions from IRAs may be subject to penalty taxes. Furthermore, distributions from IRAs are subject to certain minimum distribution rules. Failure to comply with these rules could subject the Owner or Beneficiary to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their Beneficiaries. Please note that for Owners who die on or after January 1, 2020, most non-spouse Beneficiaries will no longer be able to satisfy these rules by “stretching” payouts over their lifetimes. Instead, those Beneficiaries will have to take their post-death distributions within ten years. Certain exceptions apply to “eligible designated beneficiaries,” which include disabled and chronically ill individuals, individuals who are not more than ten years younger than the deceased individual, and children who have not reached the age of majority. Owners and Beneficiaries should consult a tax adviser if they may be affected by these changes. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
The following are brief descriptions of the various types of IRAs and the use of the Contract therewith:
Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs,” which are described below.
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of (i) $6,000 (for 2022) or (ii) 100% of the individual’s taxable compensation (for 2022).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($109,000 to $129,000 for a married couple filing a joint return and
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$68,000 to $78,000 for a single taxpayer in 2022). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $204,000 to $214,000 (for 2022). Non-deductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements. Amounts in a traditional IRA must generally be distributed or begin to be distributed on the date that the contract owner reaches age 72 (70½ for individuals who reached age 70½ before January 1, 2020), regardless of the contract owner’s retirement date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary). Not all Annuity Options will satisfy minimum distribution rules for every designated beneficiary. Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.
Distributions from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $129,000 to $144,000 in adjusted gross income for 2022 ($204,000 to $214,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contract Owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the Contract Owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. Beginning with deaths occurring on or after January 1, 2020, subject to certain exceptions, most non-spouse beneficiaries must complete distributions within ten years of the Owner’s death.
Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an “eligible retirement plan,” then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death
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distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be another Section 403(b) plan, a qualified retirement plan, or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
A Section 403(b) plan must provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE-IRAs and SEP-IRAs, to another IRA in a 12-month period. The 12-month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12-month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) plan or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; or (x) made in connection with the birth or adoption of a child, in limited circumstances.
The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.” There may be additional exceptions to the 10% penalty tax (e.g., certain disaster relief distributions).
Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the Participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional Contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.
Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.
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Other Tax Considerations —
Federal Estate, Gift, and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered tax advice.
Other Information

Voting of Underlying Fund Shares —The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having beneficial interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
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It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely voting instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Changes to Investments —The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. In addition, the Company reserves the right to substitute shares of any or all of the Underlying Funds in accordance with applicable law. In all cases, the Company will send you notice. For instance, the Company may seek to substitute shares of Underlying Funds should they no longer be available for investment, or if the Company’s management believes further investment in shares of any Underlying Fund should become inappropriate in view of the purposes of the Contract. The Company may substitute shares of an Underlying Fund with the shares of another Underlying Fund or the shares of a fund not currently offered under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under the 1940 Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments —The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners —The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis rather than at the time they occur. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
The shareholder reports for Underlying Funds available under your Contract will no longer be sent by mail, effective January 1, 2021, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and available online at https://dfinview.com/SecurityBenefit/TAHD/336277116?site=PFSBL .
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You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-888-2461. Your election to receive reports in paper will apply to all Underlying Funds available under your Contract.
Electronic Privileges —If the Electronic Privileges section of the application or the proper form has been completed, signed, and received at the Company’s Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s website. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Reallocation Option, on your behalf.
Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions, provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company nor any of its affiliates nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests, provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
Legal Proceedings —The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or SDL is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDL’s ability to perform its contract with the Separate Account.
Sale of the Contract —The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, SDL, for the distribution and sale of the Contract. SDL’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended, and is a member of FINRA.
SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through SDL’s registered representatives, as well as through registered representatives of broker-dealers that have entered into selling agreements with SDL for the sale of the Contract (collectively, “Selling Broker-Dealers”). Registered representatives of SDL and of Selling Broker-Dealers must be licensed as insurance agents by New York insurance authorities and appointed as agents of the Company in order to sell the Contract. The Company pays commissions directly to SDL, as well as to Selling Broker-Dealers through SDL in connection with sales of the Contract. During fiscal years 2021, 2020, and 2019, the amounts paid to SDL in connection with all contracts sold through the Separate Account were $0, $0, and $668, respectively. SDL passes through commissions it receives either to the SDL registered representatives involved in the sales process or to the Selling Broker-Dealers for their sales of the Contract, as applicable. SDL does not retain any portion of commissions it receives as principal underwriter for the
49

Contract. However, the Company (or an affiliate) pays some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, compensation and benefits for SDL’s registered representatives, advertising expenses, and other expenses of distributing the Contract. The Company does not pay commissions to financial intermediaries who receive advisory fees from Contract owners because such intermediaries receive compensation in connection with the Contract in the form of those advisory fees.
Selling Broker-Dealers. The Company pays commissions to SDL and to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company uses its corporate assets to pay commissions and other costs of distributing the Contract. Commissions and other incentives or payments described below are not charged directly to Owners of the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract (including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract) or from its General Account.
Compensation Paid to All Selling Broker-Dealers. The Company pays compensation as a percentage of initial and subsequent Purchase Payments at the time it receives them or as a percentage of Contract Value on an ongoing basis. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 6% annually of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) or 0.25% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, in compliance with applicable regulatory requirements.
The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works receive in connection with your purchase of a Contract.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to the commissions and non-cash compensation described above, the Company pays additional compensation to selected Selling Broker-Dealers. These payments include: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) sponsorship of or reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars put on by the Selling Broker-Dealers; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder can differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation or receives lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
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Additional Information

Registration Statement —A Registration Statement of which this Prospectus is a part has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of any of the SEC’s prescribed fees, and may also be obtained for free from the SEC’s web site (https://www.sec.gov). You may also obtain the Statement of Additional Information by writing the Company at its Administrative Office, P.O. Box 750497, Topeka, Kansas 66675-0497 or by calling 1-800-888-2461. The Statement of Additional Information is also available online at https://dfinview.com/SecurityBenefit/TAHD/336277116?site=PFSBL.
Financial Statements —You can find financial statements for First Security Benefit Life Insurance and Annuity Company of New York and Subsidiaries and the Separate Account in the Statement of Additional Information, which is available online at https://dfinview.com/SecurityBenefit/TAHD/336277116?site=PFSBL. To receive a copy of the Statement of Additional Information free of charge, call your investment professional or contact us at 1-800-888-2461.
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APPENDIX A
Underlying Funds Available Under the Contract

The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at https://dfinview.com/SecurityBenefit/TAHD/336277116?site=PFSBL. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to FSBLProspectusRequests@securitybenefit.com.
The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://fsbl.com/annuities/elitedesigns-ii/.
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Balanced/Asset Allocation	7TwelveTM Balanced Portfolio – Class 3 Adviser: 7Twelve Advisors, LLC	1.21%	N/A	14.04%	6.97%	N/A
Global Equity	AB Sustainable Global Thematic – Class B Adviser: AllianceBernstein L.P.	1.18%	N/A	22.57%	22.11%	14.95%
Global Allocation	AB VPS Dynamic Asset Allocation – Class B Adviser: AllianceBernstein L.P.	1.08%	N/A	9.28%	6.94%	6.04%
Large Cap Value	AB VPS Growth and Income – Class B Adviser: AllianceBernstein L.P.	0.85%	N/A	27.84%	12.58%	13.39%
Mid Cap Value	AB VPS Small/Mid Cap Value – Class B Adviser: AllianceBernstein L.P.	1.05%	N/A	35.60%	9.88%	12.85%
Global Equity	AFIS Capital World Growth and Income – Class 4 Adviser: Capital Research and Management CompanySM	1.03%	N/A	14.46%	12.99%	11.39%
Government Bond	AFIS U.S. Government Securities – Class 4 Adviser: Capital Research and Management CompanySM	0.84%	N/A	(0.88)%	3.04%	2.08%
Large Cap Blend	AFIS Washington Mutual Investors – Class 4 Adviser: Capital Research and Management CompanySM	0.91%	N/A	27.51%	12.22%	13.53%
Large Cap Growth	Alger Capital Appreciation – Class S2 Adviser: Fred Alger Management, LLC	1.16%	N/A	18.83%	23.87%	18.76%
Large Cap Growth	Alger Large Cap Growth – Class S2 Adviser: Fred Alger Management, LLC	1.09%	N/A	11.56%	25.16%	17.47%
International Equity	Allspring International Equity VT – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.38%	N/A	6.87%	5.90%	6.04%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Large Cap Growth	Allspring Omega Growth VT – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.03%	N/A	14.97%	24.94%	18.43%
Mid Cap Blend	Allspring Opportunity VT – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.10%	N/A	24.78%	17.29%	14.94%
Specialty-Sector	ALPS/Alerian Energy Infrastructure – Class III Adviser: ALPS Advisors, Inc.	1.34%	N/A	37.77%	(0.04)%	N/A
Large Cap Value	American Century VP Disciplined Core Value – Class II Adviser: American Century Investment Management, Inc.	0.95%	N/A	23.34%	13.68%	13.41%
Inflation- Protected Bond	American Century VP Inflation Protection – Class II Adviser: American Century Investment Management, Inc.	0.71%	N/A	6.27%	5.01%	2.82%
International Equity	American Century VP International – Class II Adviser: American Century Investment Management, Inc.	1.24%	N/A	8.60%	14.16%	9.89%
Mid Cap Value	American Century VP Mid Cap Value – Class II Adviser: American Century Investment Management, Inc.	1.00%	N/A	23.02%	9.25%	12.67%
Large Cap Value	American Century VP Value – Class II Adviser: American Century Investment Management, Inc.	0.98%	N/A	24.28%	9.39%	11.88%
Balanced/Asset Allocation	American Funds IS® Asset Allocation – Class 4 Adviser: Capital Research and Management CompanySM	0.80%	N/A	14.84%	11.43%	11.10%
Global Bond	American Funds IS® Capital World Bond – Class 4 Adviser: Capital Research and Management CompanySM	1.00%	N/A	(5.18)%	3.24%	1.85%
Global Equity	American Funds IS® Global Growth – Class 4 Adviser: Capital Research and Management CompanySM	1.03%	N/A	16.14%	19.39%	15.41%
Global Equity	American Funds IS® Global Small Capital- ization – Class 4 Adviser: Capital Research and Management CompanySM	1.20%	N/A	6.43%	15.16%	12.24%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Large Cap Growth	American Funds IS® Growth – Class 4 Adviser: Capital Research and Management CompanySM	0.85%	N/A	21.69%	25.12%	19.44%
Large Cap Blend	American Funds IS® Growth-Income – Class 4 Adviser: Capital Research and Management CompanySM	0.79%	N/A	23.80%	16.10%	15.14%
International Equity	American Funds IS® International Growth and Income – Class 4 Adviser: Capital Research and Management CompanySM	1.04%	N/A	5.09%	8.49%	6.72%
International Equity	American Funds IS® International – Class 4 Adviser: Capital Research and Management CompanySM	1.04%	N/A	(1.71)%	9.37%	7.88%
Intermediate Term Bond	American Funds IS® Mortgage – Class 4 Adviser: Capital Research and Management CompanySM	0.87%	N/A	(0.78)%	2.25%	2.04%
Emerging Markets	American Funds IS® New World – Class 4 Adviser: Capital Research and Management CompanySM	1.14%	N/A	4.63%	12.96%	8.41%
Large Cap Blend	BlackRock Advantage Large Cap Core V.I. – Class III Adviser: BlackRock Advisors, LLC	0.95%	N/A	28.06%	17.79%	15.45%
Large Cap Value	BlackRock Basic Value V.I. – Class III Adviser: BlackRock Advisors, LLC	1.11%	N/A	21.34%	8.94%	11.28%
Large Cap Growth	BlackRock Capital Appreciation V.I. – Class III Adviser: BlackRock Advisors, LLC	1.17%	N/A	20.89%	25.03%	18.26%
Large Cap Value	BlackRock Equity Dividend V.I. – Class III Adviser: BlackRock Advisors, LLC	1.12%	N/A	20.30%	11.36%	11.56%
Global Allocation	BlackRock Global Allocation V.I. – Class III Adviser: BlackRock Advisors, LLC	1.13%	N/A	6.42%	9.71%	7.68%
High Yield Bond	BlackRock High Yield V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock International Limited	0.91%	N/A	5.23%	6.11%	6.14%
Large Cap Growth	BlackRock Large Cap Focus Growth V.I. – Class III Adviser: BlackRock Advisors, LLC	1.16%	N/A	17.78%	24.31%	19.05%
Small Cap Blend	BNY Mellon IP Small Cap Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Mellon Investments Corporation	0.61%	N/A	26.14%	11.78%	13.88%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Specialty-Sector	BNY Mellon IP Technology Growth – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.03%	N/A	12.64%	27.50%	19.76%
Large Cap Blend	BNY Mellon Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Mellon Investments Corporation	0.51%	N/A	28.11%	17.87%	15.97%
Large Cap Blend	BNY Mellon VIF Appreciation – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Fayez Sarofim & Co.	1.05%	N/A	26.78%	20.17%	14.18%
Global Allocation	Delaware Ivy VIP Asset Strategy - Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.00%	N/A	10.44%	11.36%	8.01%
Balanced/Asset Allocation	Delaware Ivy VIP Balanced - Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.00%	N/A	15.97%	11.73%	10.16%
Large Cap Growth	Delaware Ivy VIP Core Equity – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	0.99%	N/A	28.94%	18.82%	15.53%
Specialty-Sector	Delaware Ivy VIP Energy – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.22%	N/A	42.00%	(11.79)%	(4.25)%
Global Equity	Delaware Ivy VIP Global Equity Income – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.01%	N/A	16.97%	8.69%	9.86%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Global Equity	Delaware Ivy VIP Global Growth – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.18%	N/A	17.86%	15.87%	11.52%
Large Cap Growth	Delaware Ivy VIP Growth – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	0.99%	N/A	30.03%	25.13%	19.06%
High Yield Bond	Delaware Ivy VIP High Income – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.95%	N/A	6.06%	5.48%	6.60%
International Equity	Delaware Ivy VIP International Core Equity – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.16%	N/A	14.18%	8.01%	7.77%
Short Term Bond	Delaware Ivy VIP Limited-Term Bond – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.79%	N/A	(0.49)%	2.00%	1.66%
Mid Cap Growth	Delaware Ivy VIP Mid Cap Growth – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.14%	N/A	16.36%	24.85%	17.05%
Specialty-Sector	Delaware Ivy VIP Natural Resources – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.21%	N/A	26.68%	(0.72)%	(1.21)%
Specialty-Sector	Delaware Ivy VIP Science and Technology – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.14%	N/A	15.17%	23.88%	19.46%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Specialty-Sector	Delaware Ivy VIP Securian Real Estate Securities – Class II Adviser: Delaware Management Company Sub-Adviser: Securian Asset Management Inc.	1.30%	N/A	43.68%	11.50%	11.30%
Small Cap Growth	Delaware Ivy VIP Small Cap Growth – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.15%	N/A	3.99%	15.83%	12.85%
Small Cap Blend	Delaware Ivy VIP Smid Cap Core – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.17%	N/A	20.78%	10.35%	12.94%
Large Cap Value	Delaware Ivy VIP Value – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.00%	N/A	31.18%	12.02%	12.89%
Global Equity	Dimensional VA Equity Allocation – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.50%	0.45%	24.37%	N/A	N/A
Global Bond	Dimensional VA Global Bond Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.24%	0.45%	(1.04)%	1.68%	1.90%
Global Allocation	Dimensional VA Global Moderate Allocation – Institutional Class Adviser: Dimensional Fund Advisors LP	0.46%	0.45%	14.20%	9.87%	N/A
International Equity	Dimensional VA International Small Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.40%	0.45%	14.56%	10.12%	10.04%
International Equity	Dimensional VA International Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.28%	0.45%	18.11%	7.00%	6.52%
Short Term Bond	Dimensional VA Short-Term Fixed Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.12%	0.45%	(0.19)%	1.10%	0.78%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Large Cap Value	Dimensional VA U.S. Large Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP	0.21%	0.45%	27.04%	10.52%	13.50%
Small Cap Value	Dimensional VA U.S. Targeted Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP	0.29%	0.45%	39.68%	10.45%	13.60%
Large Value	Donoghue Forlines Dividend VIT Fund – Class 1 Adviser: Donoghue Forlines LLC	2.33%	N/A	30.30%	3.67%	5.08%
Tactical Allocation	Donoghue Forlines Momentum VIT Fund – Class 1 Adviser: Donoghue Forlines LLC	1.53%	N/A	29.66%	10.22%	11.29%
Large Cap Growth	DWS Capital Growth VIP – Class B Adviser: DWS Investment Management Americas, Inc.	0.75%	N/A	22.46%	23.49%	18.92%
Large Cap Blend	DWS Core Equity VIP – Class B Adviser: DWS Investment Management Americas, Inc.	0.91%	N/A	24.94%	16.32%	15.83%
Large Cap Value	DWS CROCI® U.S. VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.10%	N/A	26.27%	9.88%	8.38%
Global Equity	DWS Global Small Cap VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.33%	N/A	14.65%	9.00%	8.91%
High Yield Bond	DWS High Income VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.27%	N/A	3.79%	5.71%	5.84%
Global Equity	DWS International Growth VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.62%	N/A	7.88%	12.43%	10.11%
Mid Cap Value	DWS Small Mid Cap Value VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.22%	N/A	30.04%	7.47%	10.12%
Floating Rate Bond	Eaton Vance VT Floating-Rate Income - Initial Class Adviser: Eaton Vance Management	1.18%	N/A	3.63%	3.19%	3.53%
Intermediate Government	Federated Hermes Fund for U.S. Government Securities II Adviser: Federated Investment Management Company	0.87%	N/A	(2.04)%	2.25%	1.88%
High Yield Bond	Federated Hermes High Income Bond II – Service Class Adviser: Federated Investment Management Company	1.11%	N/A	4.44%	5.28%	6.06%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Balanced/Asset Allocation	Fidelity® VIP Balanced – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.71%	N/A	17.99%	14.69%	12.37%
Large Cap Blend	Fidelity® VIP Contrafund® – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.85%	N/A	27.51%	19.87%	16.35%
Small Cap Blend	Fidelity® VIP Disciplined Small Cap – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.82%	N/A	20.39%	10.19%	12.80%
Emerging Markets	Fidelity® VIP Emerging Markets – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited; FIL Investments (Japan) Limited	1.16%	N/A	(2.41)%	14.71%	8.17%
Large Cap Growth	Fidelity® VIP Growth & Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.77%	N/A	25.64%	13.17%	13.79%
Large Cap Growth	Fidelity® VIP Growth Opportunities – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.88%	N/A	11.68%	31.77%	22.64%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
High Yield Bond	Fidelity® VIP High Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.92%	N/A	4.29%	4.78%	5.36%
Large Cap Blend	Fidelity® VIP Index 500 – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.35%	N/A	28.26%	18.05%	16.15%
Intermediate Term Bond	Fidelity® VIP Investment Grade Bond – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.64%	N/A	(0.90)%	4.08%	3.29%
Mid Cap Growth	Fidelity® VIP Mid Cap – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.86%	N/A	25.31%	13.32%	13.00%
International Equity	Fidelity® VIP Overseas – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited; FIL Investments (Japan) Limited	1.02%	N/A	19.39%	14.15%	10.55%
Specialty-Sector	Fidelity® VIP Real Estate – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.89%	N/A	38.64%	9.05%	10.14%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Multi-Sector Bond	Fidelity® VIP Strategic Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited; FIL Investments (Japan) Limited	0.91%	N/A	3.44%	5.11%	4.47%
Multi Cap Growth	Franklin DynaTech VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.92%	N/A	16.14%	23.64%	16.66%
Large Cap Value	Franklin Growth and Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.08%	N/A	25.24%	12.92%	12.42%
Balanced/Asset Allocation	Franklin Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.72%	N/A	16.75%	7.45%	7.38%
Large Cap Growth	Franklin Large Cap Growth VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.09%	N/A	15.28%	23.15%	16.92%
Global Equity	Franklin Mutual Global Discovery VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	1.23%	N/A	19.13%	6.42%	8.47%
Large Cap Value	Franklin Mutual Shares VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	0.98%	N/A	19.17%	6.44%	9.00%
Large Cap Blend	Franklin Rising Dividends VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.88%	N/A	26.79%	16.81%	14.40%
Small Cap Value	Franklin Small Cap Value VIP Fund – Class 2[2] Adviser: Franklin Mutual Advisers, LLC	0.91%	N/A	25.37%	9.94%	12.13%
Small Cap Growth	Franklin Small-Mid Cap Growth VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.08%	N/A	10.01%	20.84%	15.70%
Multi-Sector Bond	Franklin Strategic Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.07%	N/A	2.11%	3.15%	3.70%
Government Bond	Franklin U.S. Government Securities VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.78%	N/A	(1.83)%	1.75%	1.28%
International Equity	Goldman Sachs VIT International Equity Insights – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.42%	N/A	11.81%	8.20%	7.20%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Large Cap Value	Goldman Sachs VIT Large Cap Value – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.05%	N/A	23.93%	10.06%	11.79%
Mid Cap Growth	Goldman Sachs VIT Mid Cap Growth – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.44%	N/A	11.48%	21.22%	16.00%
Mid Cap Value	Goldman Sachs VIT Mid Cap Value – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.11%	N/A	30.57%	12.89%	12.79%
Small Cap Blend	Goldman Sachs VIT Small Cap Equity Insights – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.18%	N/A	23.50%	11.06%	12.65%
Large Cap Growth	Goldman Sachs VIT Strategic Growth – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.04%	N/A	21.56%	24.26%	18.71%
Multi Cap Value	Guggenheim VIF All Cap Value Adviser: Security Investors, LLC	1.13%	N/A	26.95%	10.42%	12.26%
Floating Rate Bond	Guggenheim VIF Floating Rate Strategies Adviser: Guggenheim Partners Investment Management, LLC	1.34%	N/A	2.50%	2.51%	N/A
Specialty	Guggenheim VIF Global Managed Futures Strategy Adviser: Security Investors, LLC	1.89%	N/A	0.94%	2.06%	(0.52)%
High Yield Bond	Guggenheim VIF High Yield Adviser: Security Investors, LLC	1.28%	N/A	5.41%	4.65%	6.00%
Large Cap Value	Guggenheim VIF Large Cap Value Adviser: Security Investors, LLC	1.03%	N/A	27.03%	10.63%	12.30%
Specialty	Guggenheim VIF Long Short Equity Adviser: Security Investors, LLC	1.60%	N/A	23.80%	6.51%	5.83%
Balanced/Asset Allocation	Guggenheim VIF Managed Asset Allocation Adviser: Security Investors, LLC	1.06%	N/A	12.47%	10.40%	9.38%
Specialty	Guggenheim VIF Multi-Hedge Strategies Adviser: Security Investors, LLC	2.07%	N/A	8.10%	3.71%	2.83%
Small Cap Value	Guggenheim VIF Small Cap Value Adviser: Security Investors, LLC	1.21%	N/A	26.18%	6.76%	10.21%
Mid Cap Value	Guggenheim VIF SMid Cap Value Adviser: Security Investors, LLC	1.14%	N/A	23.75%	10.11%	11.66%
Large Cap Blend	Guggenheim VIF StylePlus Large Core Adviser: Security Investors, LLC	1.30%	N/A	28.48%	17.76%	15.93%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Large Cap Growth	Guggenheim VIF StylePlus Large Growth Adviser: Security Investors, LLC	1.35%	N/A	27.77%	24.22%	18.70%
Mid Cap Growth	Guggenheim VIF StylePlus Mid Growth Adviser: Security Investors, LLC	1.31%	N/A	13.69%	18.21%	15.65%
Small Cap Growth	Guggenheim VIF StylePlus Small Growth Adviser: Security Investors, LLC	1.54%	N/A	6.54%	14.14%	14.05%
Intermediate Term Bond	Guggenheim VIF Total Return Bond Adviser: Security Investors, LLC	0.87%	N/A	(0.43)%	5.10%	4.90%
Global Equity	Guggenheim VIF World Equity Income Adviser: Security Investors, LLC	1.15%	N/A	21.74%	10.74%	10.30%
International Equity	Invesco Oppenheimer V.I. International Growth Fund – Series II Adviser: Invesco Advisers, Inc.	1.38%	N/A	10.12%	11.65%	9.47%
Large Cap Growth	Invesco V.I. American Franchise – Series II Adviser: Invesco Advisers, Inc.	1.11%	N/A	11.65%	21.43%	17.08%
Mid Cap Value	Invesco V.I. American Value – Series II Adviser: Invesco Advisers, Inc.	1.13%	N/A	27.62%	8.94%	10.65%
Global Allocation	Invesco V.I. Balanced-Risk Allocation – Series II Adviser: Invesco Advisers, Inc.	1.43%	N/A	9.26%	7.18%	5.99%
Large Cap Value	Invesco V.I. Comstock – Series II Adviser: Invesco Advisers, Inc.	0.99%	N/A	33.04%	11.12%	12.59%
Large Cap Blend	Invesco V.I. Core Equity – Series II Adviser: Invesco Advisers, Inc.	1.05%	N/A	27.38%	13.69%	11.99%
Mid Cap Growth	Invesco V.I. Discovery Mid Cap Growth – Series II Adviser: Invesco Advisers, Inc.	1.08%	N/A	18.79%	22.75%	17.53%
Large Blend	Invesco V.I. Equally-Weighted S&P 500 – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Capital Management LLC	0.60%	N/A	28.88%	15.14%	14.91%
Balanced/Asset Allocation	Invesco V.I. Equity and Income – Series II Adviser: Invesco Advisers, Inc.	0.80%	N/A	18.35%	9.27%	10.28%
International Equity	Invesco V.I. EQV International Equity – Series II Adviser: Invesco Advisers, Inc.	1.38%	N/A	10.12%	11.65%	9.47%
Global Equity	Invesco V.I. Global Core Equity – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Canada Ltd.	1.21%	N/A	15.71%	11.07%	9.45%
Specialty-Sector	Invesco V.I. Global Real Estate – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.22%	N/A	25.44%	7.27%	7.84%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Multi-Sector Bond	Invesco V.I. Global Strategic Income Fund – Series II Adviser: Invesco Advisers, Inc.	1.14%	N/A	(3.56)%	2.15%	2.90%
Global Equity	Invesco V.I. Global – Series II Adviser: Invesco Advisers, Inc.	1.03%	N/A	15.17%	17.88%	13.96%
Government Bond	Invesco V.I. Government Securities – Series II Adviser: Invesco Advisers, Inc.	0.93%	N/A	(2.43)%	2.21%	1.52%
Large Cap Value	Invesco V.I. Growth and Income – Series II Adviser: Invesco Advisers, Inc.	0.99%	N/A	28.19%	9.94%	12.05%
Specialty-Sector	Invesco V.I. Health Care – Series II Adviser: Invesco Advisers, Inc.	1.22%	N/A	12.05%	14.48%	13.68%
High Yield Bond	Invesco V.I. High Yield – Series II Adviser: Invesco Advisers, Inc.	1.19%	N/A	4.00%	4.38%	5.34%
Mid Cap Blend	Invesco V.I. Main Street Mid Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.18%	N/A	22.86%	11.15%	10.52%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.09%	N/A	22.26%	13.46%	14.40%
Small Cap Blend	Invesco V.I. Small Cap Equity – Series II Adviser: Invesco Advisers, Inc.	1.20%	N/A	20.09%	13.15%	12.01%
Mid Cap Growth	Janus Henderson VIT Enterprise – Service Class Adviser: Janus Henderson Investors US LLC	0.96%	N/A	16.54%	18.84%	16.93%
Large Cap Growth	Janus Henderson VIT Forty – Service Class Adviser: Janus Henderson Investors US LLC	1.02%	N/A	22.60%	25.27%	20.00%
Mid Cap Value	Janus Henderson VIT Mid Cap Value – Service Class Adviser: Janus Henderson Investors US LLC	0.92%	N/A	19.42%	8.48%	10.02%
International Equity	Janus Henderson VIT Overseas – Service Class Adviser: Janus Henderson Investors US LLC	1.12%	N/A	13.29%	13.08%	5.98%
Large Cap Growth	Janus Henderson VIT Research – Service Class Adviser: Janus Henderson Investors US LLC	0.85%	N/A	20.05%	21.68%	17.16%
Intermediate Term Bond	JPMorgan Insurance Trust Core Bond Portfolio – Class 2 Adviser: J.P. Morgan Investment Management Inc.	0.80%	N/A	(1.66)%	3.32%	2.72%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Small Cap Blend	JPMorgan Insurance Trust Small Cap Core Portfolio – Class 2 Adviser: J.P. Morgan Investment Management Inc.	1.09%	N/A	21.06%	11.46%	13.70%
Large Cap Blend	JPMorgan Insurance Trust US Equity Portfolio – Class 2 Adviser: J.P. Morgan Investment Management Inc.	0.99%	N/A	29.01%	19.33%	17.17%
Long Short Equity	LHA Tactical Beta Variable Series Fund – Series II Adviser: Little Harbor Advisors, LLC	1.61%	N/A	N/A	N/A	N/A
Multi-Sector Bond	Lord Abbett Series Bond-Debenture VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.89%	N/A	3.28%	5.66%	6.33%
Small Cap Growth	Lord Abbett Series Developing Growth VC – Class VC2 Adviser: Lord, Abbett & Co. LLC	1.15%	N/A	(2.75)%	24.69%	17.25%
Large Cap Blend	Lord Abbett Series Dividend Growth VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.01%	N/A	25.62%	15.79%	14.17%
Large Cap Blend	Lord Abbett Series Fundamental Equity VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.17%	N/A	27.31%	10.24%	11.33%
Large Cap Blend	Lord Abbett Series Growth and Income VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.93%	N/A	29.02%	11.07%	12.17%
Mid Cap Growth	Lord Abbett Series Growth Opportunities VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.26%	N/A	26.48%	19.29%	15.34%
Mid Cap Value	Lord Abbett Series Mid Cap Stock VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.14%	N/A	28.70%	7.99%	10.60%
Intermediate Term Bond	Lord Abbett Series Total Return VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.71%	N/A	(0.24)%	3.61%	3.32%
Emerging Markets	MFS® VIT Emerging Markets Equity – Service Class Adviser: Massachusetts Financial Services Company	1.98%	N/A	(7.02)%	7.82%	3.72%
Global Allocation	MFS® VIT Global Tactical Allocation – Service Class Adviser: Massachusetts Financial Services Company	1.08%	N/A	2.58%	5.52%	5.27%
High Yield Bond	MFS® VIT High Yield – Service Class Adviser: Massachusetts Financial Services Company	1.03%	N/A	3.08%	4.93%	5.58%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Large Cap Growth	MFS® VIT II MA Investors Growth Stock – Service Class Adviser: Massachusetts Financial Services Company	1.04%	N/A	25.66%	22.53%	17.29%
International Equity	MFS® VIT II Research International – Service Class Adviser: Massachusetts Financial Services Company	1.23%	N/A	11.27%	11.90%	8.11%
International Equity	MFS® VIT International Intrinsic Value – Service Class Adviser: Massachusetts Financial Services Company	1.17%	N/A	10.28%	13.78%	12.16%
Large Cap Blend	MFS® VIT Investors Trust – Service Class Adviser: Massachusetts Financial Services Company	1.05%	N/A	26.51%	16.95%	15.17%
Small Cap Growth	MFS® VIT New Discovery – Service Class Adviser: Massachusetts Financial Services Company	1.20%	N/A	1.57%	21.00%	15.87%
Large Cap Blend	MFS® VIT Research – Service Class Adviser: Massachusetts Financial Services Company	1.07%	N/A	24.51%	17.65%	15.35%
Intermediate Term Bond	MFS® VIT Total Return Bond – Service Class Adviser: Massachusetts Financial Services Company	0.79%	N/A	(1.07)%	3.87%	3.39%
Balanced/Asset Allocation	MFS® VIT Total Return – Service Class Adviser: Massachusetts Financial Services Company	0.96%	N/A	13.84%	9.57%	9.31%
Specialty-Sector	MFS® VIT Utilities – Service Class Adviser: Massachusetts Financial Services Company	1.04%	N/A	13.82%	11.61%	9.65%
Emerging Markets Bond	Morgan Stanley VIF Emerging Markets Debt – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Limited	1.42%	N/A	(1.96)%	3.77%	3.82%
Emerging Markets	Morgan Stanley VIF Emerging Markets Equity – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Company	1.50%	N/A	2.95%	9.41%	5.38%
Asset Allocation/ Lifestyle	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.79%	N/A	18.33%	11.54%	10.15%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Asset Allocation/ Lifestyle	Morningstar Balanced ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.78%	N/A	10.79%	8.35%	7.45%
Asset Allocation/ Lifestyle	Morningstar Conservative ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.90%	N/A	2.28%	4.34%	3.55%
Asset Allocation/ Lifestyle	Morningstar Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.77%	N/A	14.88%	10.30%	9.16%
Asset Allocation/ Lifestyle	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.81%	N/A	6.47%	6.53%	5.55%
Specialty	Neuberger Berman AMT Sustainable Equity – Class I Adviser: Neuberger Berman Investment Advisers LLC	0.92%	N/A	23.48%	15.72%	14.36%
Specialty	PIMCO VIT All Asset – Advisor Class Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates LLC	1.435%	N/A	16.04%	8.45%	5.91%
Specialty-Sector	PIMCO VIT CommodityRealReturn Strategy – Advisor Class Adviser: Pacific Investment Management Company LLC	1.26%	N/A	33.11%	5.61%	(1.98)%
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond – Advisor Class Adviser: Pacific Investment Management Company LLC	1.12%	N/A	(2.66)%	4.44%	4.31%
Global Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) – Advisor Class Adviser: Pacific Investment Management Company LLC	1.02%	N/A	(4.25)%	3.01%	1.44%
Global Allocation	PIMCO VIT Global Managed Asset Allocation – Advisor Class Adviser: Pacific Investment Management Company LLC	1.42%	N/A	12.60%	10.59%	6.03%
High Yield Bond	PIMCO VIT High Yield – Advisor Class Adviser: Pacific Investment Management Company LLC	0.87%	N/A	3.53%	5.36%	5.96%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
International Bond	PIMCO VIT International Bond Portfolio (Unhedged) – Advisor Class Adviser: Pacific Investment Management Company LLC	1.01%	N/A	(7.61)%	3.03%	0.90%
Short Term Bond	PIMCO VIT Low Duration – Advisor Class Adviser: Pacific Investment Management Company LLC	0.75%	N/A	(1.03)%	1.44%	1.49%
Inflation- Protected Bond	PIMCO VIT Real Return – Advisor Class Adviser: Pacific Investment Management Company LLC	0.77%	N/A	5.48%	5.23%	2.95%
Short Term Bond	PIMCO VIT Short-Term – Advisor Class Adviser: Pacific Investment Management Company LLC	0.70%	N/A	(0.16)%	1.68%	1.54%
Intermediate Term Bond	PIMCO VIT Total Return – Advisor Class Adviser: Pacific Investment Management Company LLC	0.75%	N/A	(1.36)%	3.83%	3.33%
Intermediate Core-Plus Bond	Pioneer Bond VCT – Class II Adviser: Amundi Asset Management US, Inc.	0.88%	N/A	0.22%	3.96%	3.86%
Large Cap Value	Pioneer Equity Income VCT – Class II Adviser: Amundi Asset Management US, Inc.	1.05%	N/A	25.33%	10.47%	12.15%
High Yield Bond	Pioneer High Yield VCT – Class II Adviser: Amundi Asset Management US, Inc.	1.39%	N/A	5.45%	4.78%	5.91%
Specialty-Sector	Pioneer Real Estate Shares VCT – Class II Adviser: Amundi Asset Management US, Inc.	1.60%	N/A	40.75%	9.70%	10.46%
Multi-Sector Bond	Pioneer Strategic Income VCT – Class II Adviser: Amundi Asset Management US, Inc.	1.49%	N/A	1.73%	4.20%	4.21%
Specialty	Probabilities Fund – Class 2[2] Adviser: Probabilities Fund Management, LLC	4.49%	N/A	1.98%	3.98%	N/A
Multi-Sector Bond	Putnam VT Diversified Income – Class IB Adviser: Putnam Investment Management, LLC	1.02%	N/A	(6.95)%	1.70%	3.07%
Global Allocation	Putnam VT Global Asset Allocation – Class IB Adviser: Putnam Investment Management, LLC	1.09%	N/A	13.95%	9.90%	9.85%
Large Cap Growth	Putnam VT Growth Opportunities – Class IB Adviser: Putnam Investment Management, LLC	0.89%	N/A	22.65%	25.54%	19.85%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
High Yield Bond	Putnam VT High Yield – Class IB Adviser: Putnam Investment Management, LLC	0.95%	N/A	4.97%	5.33%	6.06%
Intermediate Term Bond	Putnam VT Income – Class IB Adviser: Putnam Investment Management, LLC	0.82%	N/A	(4.59)%	3.61%	3.73%
Large Cap Value	Putnam VT Large Cap Value – Class IB Adviser: Putnam Investment Management, LLC	0.81%	N/A	27.30%	13.81%	14.11%
Specialty	Putnam VT Multi-Asset Absolute Return – Class IB Adviser: Putnam Investment Management, LLC	1.79%	N/A	0.75%	(0.52)%	0.97%
Multi Cap Blend	Putnam VT Multi-Cap Core – Class IB Adviser: Putnam Investment Management, LLC	0.91%	N/A	31.07%	18.08%	16.30%
Small Cap Growth	Putnam VT Small Cap Growth – Class IB Adviser: Putnam Investment Management, LLC	1.10%	N/A	13.92%	16.65%	14.23%
Specialty	Redwood Managed Volatility – Class N Adviser: Redwood Investment Management, LLC	1.84%	N/A	0.26%	2.09%	N/A
Specialty-Sector	Rydex VIF Banking Adviser: Security Investors, LLC	1.69%	N/A	33.49%	7.36%	11.10%
Specialty-Sector	Rydex VIF Basic Materials Adviser: Security Investors, LLC	1.69%	N/A	22.94%	12.38%	7.88%
Specialty-Sector	Rydex VIF Biotechnology Adviser: Security Investors, LLC	1.69%	N/A	1.42%	12.45%	15.86%
Specialty-Sector	Rydex VIF Commodities Strategy Adviser: Security Investors, LLC	1.95%	N/A	39.55%	1.95%	(6.57)%
Specialty-Sector	Rydex VIF Consumer Products Adviser: Security Investors, LLC	1.69%	N/A	10.62%	7.37%	9.67%
Specialty	Rydex VIF Dow 2x Strategy[2] Adviser: Security Investors, LLC	1.83%	N/A	40.60%	23.46%	23.10%
Specialty-Sector	Rydex VIF Electronics Adviser: Security Investors, LLC	1.70%	N/A	38.25%	31.48%	23.75%
Specialty-Sector	Rydex VIF Energy Adviser: Security Investors, LLC	1.69%	N/A	50.46%	(5.87)%	(3.55)%
Specialty-Sector	Rydex VIF Energy Services Adviser: Security Investors, LLC	1.69%	N/A	17.50%	(20.11)%	(13.28)%
International Equity	Rydex VIF Europe 1.25x Strategy[2] Adviser: Security Investors, LLC	1.90%	N/A	18.71%	9.75%	6.29%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Specialty-Sector	Rydex VIF Financial Services Adviser: Security Investors, LLC	1.69%	N/A	35.26%	11.90%	13.14%
Government Bond	Rydex VIF Government Long Bond 1.2x Strategy[2] Adviser: Security Investors, LLC	1.33%	N/A	(7.49)%	6.46%	3.91%
Specialty-Sector	Rydex VIF Health Care Adviser: Security Investors, LLC	1.69%	N/A	18.84%	16.55%	15.44%
High Yield Bond	Rydex VIF High Yield Strategy Adviser: Security Investors, LLC	1.76%	N/A	1.69%	4.07%	N/A
Specialty-Sector	Rydex VIF Internet Adviser: Security Investors, LLC	1.69%	N/A	(4.66)%	19.97%	17.87%
Specialty	Rydex VIF Inverse Dow 2x Strategy[2] Adviser: Security Investors, LLC	1.89%	N/A	(35.33)%	(32.63)%	(29.44)%
Specialty	Rydex VIF Inverse Government Long Bond Strategy[2] Adviser: Security Investors, LLC	3.56%	N/A	0.97%	(8.16)%	(6.54)%
Specialty	Rydex VIF Inverse Mid-Cap Strategy[2] Adviser: Security Investors, LLC	1.82%	N/A	(23.23)%	(15.12)%	(15.56)%
Specialty	Rydex VIF Inverse NASDAQ-100® Strategy[2] Adviser: Security Investors, LLC	1.85%	N/A	(25.45)%	(24.60)%	(21.37)%
Specialty	Rydex VIF Inverse Russell 2000® Strategy[2] Adviser: Security Investors, LLC	1.87%	N/A	(18.48)%	(15.51)%	(15.89)%
Specialty	Rydex VIF Inverse S&P 500 Strategy[2] Adviser: Security Investors, LLC	1.77%	N/A	(24.44)%	(17.80)%	(16.50)%
International Equity	Rydex VIF Japan 2x Strategy[2] Adviser: Security Investors, LLC	1.69%	N/A	(14.09)%	14.21%	14.14%
Specialty-Sector	Rydex VIF Leisure Adviser: Security Investors, LLC	1.69%	N/A	0.92%	10.42%	12.85%
Mid Cap Blend	Rydex VIF Mid-Cap 1.5x Strategy[2] Adviser: Security Investors, LLC	1.80%	N/A	35.25%	15.00%	17.81%
Large Cap Growth	Rydex VIF NASDAQ-100® Adviser: Security Investors, LLC	1.67%	N/A	25.54%	26.24%	21.11%
Large Cap Growth	Rydex VIF NASDAQ-100® 2x Strategy[2] Adviser: Security Investors, LLC	1.80%	N/A	53.45%	51.40%	41.85%
Large Cap Blend	Rydex VIF Nova[2] Adviser: Security Investors, LLC	1.64%	N/A	42.18%	23.95%	21.92%
Specialty-Sector	Rydex VIF Precious Metals Adviser: Security Investors, LLC	1.61%	N/A	(9.19)%	10.63%	(2.01)%
Specialty-Sector	Rydex VIF Real Estate Adviser: Security Investors, LLC	1.69%	N/A	34.07%	9.20%	9.52%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Specialty-Sector	Rydex VIF Retailing Adviser: Security Investors, LLC	1.69%	N/A	11.75%	16.89%	14.04%
Small Cap Blend	Rydex VIF Russell 2000® 1.5x Strategy[2] Adviser: Security Investors, LLC	1.89%	N/A	19.00%	13.29%	16.15%
Small Cap Blend	Rydex VIF Russell 2000® 2x Strategy[2] Adviser: Security Investors, LLC	1.87%	N/A	25.77%	15.11%	19.85%
Large Cap Blend	Rydex VIF S&P 500 2x Strategy[2] Adviser: Security Investors, LLC	1.78%	N/A	58.29%	29.82%	28.08%
Large Cap Growth	Rydex VIF S&P 500 Pure Growth Adviser: Security Investors, LLC	1.60%	N/A	27.59%	19.28%	16.25%
Large Cap Value	Rydex VIF S&P 500 Pure Value Adviser: Security Investors, LLC	1.59%	N/A	32.32%	7.94%	11.87%
Mid Cap Growth	Rydex VIF S&P MidCap 400 Pure Growth Adviser: Security Investors, LLC	1.60%	N/A	12.21%	11.31%	10.54%
Mid Cap Value	Rydex VIF S&P MidCap 400 Pure Value Adviser: Security Investors, LLC	1.59%	N/A	31.25%	9.62%	11.79%
Small Cap Growth	Rydex VIF S&P SmallCap 600 Pure Growth Adviser: Security Investors, LLC	1.60%	N/A	19.16%	10.40%	11.73%
Small Cap Value	Rydex VIF S&P SmallCap 600 Pure Value Adviser: Security Investors, LLC	1.59%	N/A	43.41%	5.21%	9.84%
Specialty	Rydex VIF Strengthening Dollar 2x Strategy[2] Adviser: Security Investors, LLC	2.10%	N/A	11.10%	(1.65)%	2.24%
Specialty-Sector	Rydex VIF Technology Adviser: Security Investors, LLC	1.69%	N/A	20.50%	26.84%	19.95%
Specialty-Sector	Rydex VIF Telecommunications Adviser: Security Investors, LLC	1.70%	N/A	8.98%	6.25%	6.48%
Specialty-Sector	Rydex VIF Transportation Adviser: Security Investors, LLC	1.70%	N/A	22.17%	15.43%	16.02%
Money Market	Rydex VIF U.S. Government Money Market Adviser: Security Investors, LLC	1.29%	N/A	0.00%	0.31%	0.15%
Specialty-Sector	Rydex VIF Utilities Adviser: Security Investors, LLC	1.69%	N/A	14.52%	8.30%	8.53%
Specialty	Rydex VIF Weakening Dollar 2x Strategy[2] Adviser: Security Investors, LLC	2.10%	N/A	(13.97)%	(1.09)%	(5.81)%
Large Cap Growth	T. Rowe Price Blue Chip Growth – Class II Adviser: T. Rowe Price Associates, Inc.	1.10%	N/A	17.33%	22.96%	18.93%
Large Cap Value	T. Rowe Price Equity Income – Class II Adviser: T. Rowe Price Associates, Inc.	1.10%	N/A	25.22%	10.74%	11.54%
Specialty-Sector	T. Rowe Price Health Sciences – Class II Adviser: T. Rowe Price Associates, Inc.	1.20%	N/A	12.83%	19.22%	20.13%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Short Term Bond	T. Rowe Price Limited-Term Bond – Class II Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price Hong Kong Limited	0.95%	N/A	(0.13)%	2.02%	1.39%
Emerging Markets	Templeton Developing Markets VIP Fund – Class 2 Adviser: Templeton Asset Management Ltd Sub-Adviser: Franklin Templeton Investment Management Limited	1.44%	N/A	(5.74)%	10.60%	4.84%
International Equity	Templeton Foreign VIP Fund – Class 2 Adviser: Templeton Investment Counsel, LLC	1.12%	N/A	4.16%	2.71%	4.00%
Global Bond	Templeton Global Bond VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.77%	N/A	(4.99)%	(0.94)%	1.13%
Global Equity	Templeton Growth VIP Fund – Class 2 Adviser: Templeton Global Advisors Limited	1.18%	N/A	4.87%	5.21%	7.36%
World Large Stock	Third Avenue Value Adviser: Third Avenue Management LLC	1.48%	N/A	16.65%	5.77%	7.06%
Balanced/Asset Allocation	TOPS® Aggressive Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.80%	N/A	19.11%	12.14%	N/A
Balanced/Asset Allocation	TOPS® Balanced ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.81%	N/A	9.34%	7.30%	N/A
Balanced/Asset Allocation	TOPS® Conservative ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.83%	N/A	6.27%	5.57%	N/A
Balanced/Asset Allocation	TOPS® Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.80%	N/A	16.30%	10.84%	N/A
Balanced/Asset Allocation	TOPS® Managed Risk Balanced ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.00%	N/A	8.06%	6.11%	N/A
Balanced/Asset Allocation	TOPS® Managed Risk Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.99%	N/A	12.00%	7.91%	N/A

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Balanced/Asset Allocation	TOPS® Managed Risk Moderate Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.99%	N/A	10.62%	7.24%	N/A
Balanced/Asset Allocation	TOPS® Moderate Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.80%	N/A	12.57%	9.19%	N/A
Specialty-Sector	VanEck VIP Global Gold – Class S Adviser: Van Eck Associates Corporation	1.58%	N/A	(14.01)%	9.25%	2.75%
Specialty-Sector	VanEck VIP Global Resources – Class S Adviser: Van Eck Associates Corporation	1.34%	N/A	18.68%	1.99%	(0.37)%
Balanced/Asset Allocation	Vanguard® VIF Balanced Adviser: Wellington Management Company LLP	0.20%	0.45%	19.02%	12.32%	11.40%
Large Cap Growth	Vanguard® VIF Capital Growth Adviser: PRIMECAP Management Company	0.34%	0.45%	21.54%	18.12%	17.35%
Asset Allocation/ Lifestyle	Vanguard® VIF Conservative Allocation Adviser: The Vanguard Group, Inc.	0.13%	0.45%	5.99%	8.09%	7.16%
Large Cap Value	Vanguard® VIF Diversified Value Adviser: Lazard Asset Management LLC; Hotchkis and Wiley Capital Management, LLC	0.28%	0.45%	30.47%	13.52%	13.15%
Large Cap Value	Vanguard® VIF Equity Income Adviser: The Vanguard Group, Inc.; Wellington Management Company LLP	0.30%	0.45%	25.33%	12.35%	13.06%
Large Cap Blend	Vanguard® VIF Equity Index Adviser: The Vanguard Group, Inc.	0.14%	0.45%	28.55%	1.31%	16.39%
Global Bond	Vanguard® VIF Global Bond Index Adviser: The Vanguard Group, Inc.	0.13%	0.45%	(1.84)%	N/A	N/A
Large Cap Growth	Vanguard® VIF Growth Adviser: Wellington Management Company LLP	0.41%	0.45%	17.86%	24.24%	19.15%
High Yield Bond	Vanguard® VIF High Yield Bond Adviser: Wellington Management Company LLP	0.26%	0.45%	3.68%	5.69%	6.05%
International Equity	Vanguard® VIF International Adviser: Baillie Gifford Overseas Limited; Schroder Investment Management North America Inc.	0.38%	0.45%	(1.54)%	20.47%	13.57%
Mid Cap Blend	Vanguard® VIF Mid-Cap Index Adviser: The Vanguard Group, Inc.	0.17%	0.45%	24.36%	15.72%	14.97%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Asset Allocation/ Lifestyle	Vanguard® VIF Moderate Allocation Adviser: The Vanguard Group, Inc.	0.12%	0.45%	10.07%	10.31%	9.22%
Specialty-Sector	Vanguard® VIF Real Estate Index Adviser: The Vanguard Group, Inc.	0.26%	0.45%	40.21%	11.25%	11.43%
Short Term Bond	Vanguard® VIF Short Term Investment Grade Adviser: The Vanguard Group, Inc.	0.14%	0.45%	(0.45)%	2.74%	2.48%
Small Cap Growth	Vanguard® VIF Small Company Growth[2] Adviser: ArrowMark Colorado Holdings, LLC (ArrowMark Partners); The Vanguard Group, Inc.	0.30%	0.45%	14.22%	15.59%	14.89%
Intermediate Term Bond	Vanguard® VIF Total Bond Market Index Adviser: The Vanguard Group, Inc.	0.14%	0.45%	(1.72)%	3.50%	2.77%
International Equity	Vanguard® VIF Total International Stock Market Index Adviser: The Vanguard Group, Inc.	0.10%	0.45%	8.53%	N/A	N/A
Large Cap Blend	Vanguard® VIF Total Stock Market Index Adviser: The Vanguard Group, Inc.	0.13%	0.45%	25.64%	17.79%	16.13%
Specialty-Sector	Virtus Duff & Phelps Real Estate Securities Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Duff & Phelps Investment Management Co.	1.17%	N/A	46.41%	12.71%	11.95%
Small Cap Growth	Virtus KAR Small-Cap Growth Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Kayne Anderson Rudnick Investment Management LLC	1.26%	N/A	4.98%	26.81%	21.27%
Multi-Sector Bond	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Newfleet Asset Management, LLC	0.92%	N/A	1.07%	4.32%	4.77%
International Equity	Virtus SGA International Growth Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Sustainable Growth Advisers, LP	1.16%	N/A	8.32%	8.93%	5.01%
Balanced/Asset Allocation	Virtus Strategic Allocation Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Kayne Anderson Rudnick Investment Management, LLC; Newfleet Asset Management, LLC	0.97%	N/A	7.57%	15.25%	10.81%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Mid Cap Growth	Voya MidCap Opportunities Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: Voya Investment Management Co. LLC	1.25%	N/A	11.65%	18.33%	14.94%
Specialty-Sector	VY® CBRE Global Real Estate Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: CBRE Investment Management Listed Real Assets, LLC	1.46%	N/A	33.90%	9.67%	8.73%
Specialty-Sector	VY® CBRE Real Estate Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: CBRE Investment Management Listed Real Assets, LLC	1.42%	N/A	51.74%	11.90%	11.09%
High Yield Bond	Western Asset Variable Global High Yield Bond – Class II Adviser: Legg Mason Partners Fund Advisor, LLC Sub-Adviser: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Pte. Ltd.	1.07%	N/A	1.04%	5.10%	5.53%
1
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

2 This fund is no longer available for new transfers.
Optional Rider Investment Restrictions

The optional rider is not subject to investment restrictions.

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The Statement of Additional Information (SAI) contains additional information about the Contract, us, and the Separate Account, including financial statements. The SAI is dated the same date as this Prospectus and the SAI is incorporated by reference into this Prospectus. You may request a free copy of the SAI or submit inquiries about the Contract by writing the Company at its Administrative Office, P.O. Box 750497, Topeka, KS 66675-0497, by calling 1-800-888-2461 or by visiting us online at https://dfinview.com/SecurityBenefit/TAHD/336277116?site=PFSBL.
You may also obtain reports and other information about the Separate Account on the SEC’s website at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier C000126287

ELITEDESIGNS® VARIABLE ANNUITY
(for Contracts issued before April 18, 2011)
May 1, 2022
Variable Annuity Account A
Individual Flexible Purchase Payment Deferred Variable Annuity Contract
Statement of Additional Information
Issued By:	Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York 121 State Street Albany, NY 12207 1-800-355-4570 www.fsbl.com	First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497

This Statement of Additional Information is not a prospectus; it should be read in conjunction with the current Prospectus for the EliteDesigns Variable Annuity dated May 1, 2022, as it may be supplemented from time to time. A copy of the Prospectus may be obtained free of charge from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.
7013A
32-70131-01 2022/05/01

1

General Information and History

The Company —The Company is a life insurance company that offers life insurance policies and annuity contracts, as well as financial and retirement services. The Company is a stock life insurance company organized under the insurance laws of the State of New York on November 8, 1994. The Company offers fixed and variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Separate Account —The Company established Variable Annuity Account A as a separate account under New York law on January 22, 1996. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Underwriter —The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering. The Principal Underwriter for the Contract is Security Distributors, LLC (“SDL”), located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a member of the Financial Industry Regulatory Authority (“FINRA”).
The Company pays commissions directly to SDL, as well as to Selling Broker-Dealers through SDL in connection with sales of the Contract. During fiscal years 2021, 2020, and 2019, the amounts paid to SDL in connection with all Contracts sold through the Separate Account were $0, $0, and $668, respectively. SDL passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions it receives as principal underwriter for the Contract. However, the Company (or an affiliate) pays some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, compensation and benefits for SDL’s registered representatives, advertising expenses, and other expenses of distributing the Contract.
General Information —For a description of the Contract, the Company, and the Separate Account, see the Prospectus for the Contract. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets —The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.
Non-Principal Risks of Investing in the Contract

All non-principal risks of purchasing the Contract are disclosed in the Prospectus in their related subject matter sections.
Additional Payments to Service Providers

The Company has entered into an administrative services agreement with its affiliate, Security Benefit Life Insurance Company (“SBL”). Pursuant to this agreement, SBL provides management and administrative services for the Separate Account and the Contract, including underwriting, claims, and actuarial services. The Company reimburses SBL for the services and facilities it provides to the Company. For the years ended December 31, 2021, 2020, and 2019, the Company paid $259,186, $367,440, and $556,698, respectively, under the agreement.
Custodian

The Company acts as custodian of the Separate Account. We have custody of all assets and cash of the Separate Account and handle the collection of proceeds of shares of the Underlying Funds bought and sold by the Separate Account.
2

Method of Deducting the Excess Charge

The minimum mortality and expense risk charge of 0%, and the administration charge of 0.25%, on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional riders (the “Excess Charge”) on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming you owe a charge above the minimum mortality and expense risk charge and the administration charge, or if you have elected a rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a monthly subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the monthly subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net subaccount adjustment equal to:
1.
the amount of subaccount adjustment per Accumulation Unit; times
2.
the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.
the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Invesco V.I. Main Street Small Cap Fund® Subaccount and the Return of Premium Death Benefit Rider (with an annual charge of 0.35%), the Excess Charge would be computed as follows:
Mortality and Expense Risk Charge		0.20%
Plus: Optional Rider Charge	+	0.35%
Less: Minimum Charge	-	0.00%
Excess Charge on an Annual Basis		0.55%
Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:
Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date	-	$9.975
Gross Subaccount Adjustment Per Unit		$0.025
Less: Excess Charge Per Unit	-	$0.00466
Net Subaccount Adjustment Per Unit		$0.02034
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$101.70
The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Invesco V.I. Main Street Small Cap Fund® Subaccount as follows: $0.02034 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 10.196 Accumulation Units. On the Reinvestment Date, 10.196 Accumulation Units are added to Contract Value for a total of 5,010.196 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract
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Value on the Reinvestment Date is equal to 5,010.196 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,976.70 after the monthly subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.
Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Section 403(b) —Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.
Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $20,500 for tax year 2022. The $20,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $6,500 can be made to a 403(b) annuity during the 2022 tax year. The $6,500 limit may be adjusted for inflation in $500 increments for future tax years.
The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the annual limit by the lesser of (a) $3,000; (b) the excess of $15,000 reduced by the sum of the additional pre-tax elective contributions and designated Roth contributions made in prior years because of this rule; or (c) $5,000 times the number of years of service for the organization, minus the total elective deferrals made for earlier years.
Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year. Generally, the Section 415(c) limit for 2022 is the lesser of (i) $61,000, or (ii) 100% of the employee’s annual compensation.
Roth 403(b) —Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a “qualifying distribution.” Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions--$20,500 in 2022 with a $6,500 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 for employees who have at least 15 years of service with a “qualified employer.” Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $20,500 elective contribution limit makes $10,500 in contributions to a Roth annuity contract, the individual can only make $10,000 in contributions to a traditional 403(b) contract in the same year.
Sections 408 and 408A —Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of (i) $6,000 (for 2022) or (ii) 100% of the individual’s taxable compensation.
If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,000 for each tax year.
Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $6,000 (for 2022) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $6,000 (for 2022) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section
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402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $61,000 (for 2022). Salary reduction contributions, if any, are subject to additional annual limits.
Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all monthly subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional rider charges of 0.70%; (2) the administration charge; and (3) the contingent deferred sales charge.
Other total return figures (referred to as “Non-Standardized Total Return”) may be quoted that do not assume a surrender and that do not reflect deduction of the contingent deferred sales charge; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge, if reflected, would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.
Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge.
Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to that Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.
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Yields and total returns do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, performance would be lower.
Mixed and Shared Funding Conflicts

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of owners of various contracts for which the Underlying Funds serve as investment vehicles might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners, including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.
Independent Registered Public Accounting Firm

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2021 and 2020, and for each of the three years in the period ended December 31, 2021, and the financial statements of Variable Annuity Account A at December 31, 2021, and for each of the specified periods ended December 31, 2021 and 2020, or for portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105-2143, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
Financial Statements

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2021 and 2020, and for each of the three years in the period ended December 31, 2021, and the financial statements of Variable Annuity Account A at December 31, 2021, and for each of the specified periods ended December 31, 2021 and 2020, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.
The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
6

ELITEDESIGNS® VARIABLE ANNUITY
(for Contracts issued on or after April 18, 2011)
May 1, 2022
Variable Annuity Account A
Individual Flexible Purchase Payment Deferred Variable Annuity Contract
Statement of Additional Information
Issued By:	Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York 121 State Street Albany, NY 12207 1-800-355-4570 www.fsbl.com	First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497

This Statement of Additional Information is not a prospectus; it should be read in conjunction with the current Prospectus for the EliteDesigns Variable Annuity dated May 1, 2022, as it may be supplemented from time to time. A copy of the Prospectus may be obtained free of charge from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.
7013C (PRS)
32-70130-03 2022/05/01

1

General Information and History

The Company —The Company is a life insurance company that offers life insurance policies and annuity contracts, as well as financial and retirement services. The Company is a stock life insurance company organized under the insurance laws of the State of New York on November 8, 1994. The Company offers fixed and variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Separate Account —The Company established Variable Annuity Account A as a separate account under New York law on January 22, 1996. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Underwriter —The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering. The Principal Underwriter for the Contract is Security Distributors, LLC (“SDL”), located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a member of the Financial Industry Regulatory Authority (“FINRA”).
The Company pays commissions directly to SDL, as well as to Selling Broker-Dealers through SDL in connection with sales of the Contract. During fiscal years 2021, 2020, and 2019, the amounts paid to SDL in connection with all Contracts sold through the Separate Account were $0, $0, and $668, respectively. SDL passes through commissions it receives either to the SDL registered representatives involved in the sales process or to the Selling Broker-Dealers for their sales of the Contract, as applicable. However, the Company (or an affiliate) pays some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, compensation and benefits for SDL’s registered representatives, advertising expenses, and other expenses of distributing the Contract.
General Information —For a description of the Contract, the Company, and the Separate Account, see the Prospectus for the Contract. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets —The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.
Non-Principal Risks of Investing in the Contract

All non-principal risks of purchasing the Contract are disclosed in the Prospectus in their related subject matter sections.
Additional Payments to Service Providers

The Company has entered into an administrative services agreement with its affiliate, Security Benefit Life Insurance Company (“SBL”). Pursuant to this agreement, SBL provides management and administrative services for the Separate Account and the Contract, including underwriting, claims, and actuarial services. The Company reimburses SBL for the services and facilities it provides to the Company. For the years ended December 31, 2021, 2020, and 2019, the Company paid $259,186, $367,440, and $556,698, respectively, under the agreement.
Custodian

The Company acts as custodian of the Separate Account. We have custody of all assets and cash of the Separate Account and handle the collection of proceeds of shares of the Underlying Funds bought and sold by the Separate Account.
2

Method of Deducting the Excess Charge

The minimum mortality and expense risk charge of 0%, and the administration charge of 0.25%, on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional riders (the “Excess Charge”) on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming you owe a charge above the minimum mortality and expense risk charge and the administration charge, or if you have elected a rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a monthly subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the monthly subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net subaccount adjustment equal to:
1.
the amount of subaccount adjustment per Accumulation Unit; times
2.
the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.
the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Invesco V.I. Main Street Small Cap Fund® Subaccount and the Return of Premium Death Benefit Rider (with an annual charge of 0.35% for Contracts issued on or after February 1, 2013), the Excess Charge would be computed as follows:
Mortality and Expense Risk Charge		0.20%
Plus: Optional Rider Charge	+	0.35%
Less: Minimum Charge	-	0.00%
Excess Charge on an Annual Basis		0.55%
Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:
Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date	-	$9.975
Gross Subaccount Adjustment Per Unit		$0.025
Less: Excess Charge Per Unit	-	$0.00466
Net Subaccount Adjustment Per Unit		$0.02034
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$101.70
The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Invesco V.I. Main Street Small Cap Fund® Subaccount as follows: $0.02034 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 10.196 Accumulation Units. On the Reinvestment Date, 10.196 Accumulation Units are added to Contract Value for a total of 5,010.196 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract
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Value on the Reinvestment Date is equal to 5,010.196 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,976.70 after the monthly subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.
Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Sections 408 and 408A —Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of (i) $6,000 (for 2022) or (ii) 100% of the individual’s taxable compensation.
If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,000 for each tax year.
Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $6,000 (for 2022) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $6,000 (for 2022) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $61,000 (for 2022). Salary reduction contributions, if any, are subject to additional annual limits.
Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all monthly subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the maximum
4

mortality and expense risk charge of 0.20%; (2) the highest Return of Premium Death Benefit Rider Charge of 0.35%; and the administration charge of 0.25%.
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of all fees and charges since the date of inception of the Separate Account or Subaccount.
Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis).
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to that Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Yields and total returns do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, performance would be lower.
Mixed and Shared Funding Conflicts

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of owners of various contracts for which the Underlying Funds serve as investment vehicles might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners, including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.
Independent Registered Public Accounting Firm

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2021 and 2020, and for each of the three years in the period ended December 31, 2021, and the financial statements of Variable Annuity Account A at December 31, 2021, and for each of the specified periods ended December 31, 2021 and 2020, or for portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105-2143, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
Financial Statements

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2021 and 2020, and for each of the three years in the period ended December 31, 2021, and the financial statements of Variable Annuity Account A at December 31, 2021, and for each of the specified periods ended December 31, 2021 and 2020, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.
The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
5

ELITEDESIGNS® II VARIABLE ANNUITY
May 1, 2022
Variable Annuity Account A
Individual Flexible Purchase Payment Deferred Variable Annuity Contract
Statement of Additional Information
Issued By:	Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York 121 State Street Albany, NY 12207 1-800-355-4570 www.fsbl.com	First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497

This Statement of Additional Information is not a prospectus; it should be read in conjunction with the current Prospectus for the EliteDesigns II Variable Annuity dated May 1, 2022, as it may be supplemented from time to time. A copy of the Prospectus may be obtained free of charge from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.
7013E (COMM)
32-70130-05 2022/05/01

1

General Information and History

The Company —The Company is a life insurance company that offers life insurance policies and annuity contracts, as well as financial and retirement services. The Company is a stock life insurance company organized under the insurance laws of the State of New York on November 8, 1994. The Company offers fixed and variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Separate Account —The Company established Variable Annuity Account A as a separate account under New York law on January 22, 1996. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Underwriter —The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering. The Principal Underwriter for the Contract is Security Distributors, LLC (“SDL”), located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a member of the Financial Industry Regulatory Authority (“FINRA”).
The Company pays commissions directly to SDL, as well as to Selling Broker-Dealers through SDL in connection with sales of the Contract. During fiscal years 2021, 2020, and 2019, the amounts paid to SDL in connection with all Contracts sold through the Separate Account were $0, $0, and $668, respectively. SDL passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions it receives as principal underwriter for the Contract. However, the Company (or an affiliate) pays some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, compensation and benefits for SDL’s registered representatives, advertising expenses, and other expenses of distributing the Contract.
General Information —For a description of the Contract, the Company, and the Separate Account, see the Prospectus for the Contract. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets —The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.
Non-Principal Risks of Investing in the Contract

All non-principal risks of purchasing the Contract are disclosed in the Prospectus in their related subject matter sections.
Additional Payments to Service Providers

The Company has entered into an administrative services agreement with its affiliate, Security Benefit Life Insurance Company (“SBL”). Pursuant to this agreement, SBL provides management and administrative services for the Separate Account and the Contract, including underwriting, claims, and actuarial services. The Company reimburses SBL for the services and facilities it provides to the Company. For the years ended December 31, 2021, 2020, and 2019, the Company paid $259,186, $367,440, and $556,698, respectively, under the agreement.
Custodian

The Company acts as custodian of the Separate Account. We have custody of all assets and cash of the Separate Account and handle the collection of proceeds of shares of the Underlying Funds bought and sold by the Separate Account.
2

Method of Deducting the Excess Charge

The minimum mortality and expense risk charge of 1.00%, and the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount), on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional riders (the “Excess Charge”) on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming you owe a charge above the minimum mortality and expense risk charge and the administration charge, or if you have elected a rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a monthly subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the monthly subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net subaccount adjustment equal to:
1.
the amount of subaccount adjustment per Accumulation Unit; times
2.
the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.
the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Invesco V.I. Main Street Small Cap Fund® Subaccount and the Return of Premium Death Benefit Rider (with an annual charge of 0.35%), the Excess Charge would be computed as follows:
Mortality and Expense Risk Charge		1.20%
Plus: Optional Rider Charge	+	0.35%
Less: Minimum Charge	-	1.00%
Excess Charge on an Annual Basis		0.55%
Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:
Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date	-	$9.975
Gross Subaccount Adjustment Per Unit		$0.025
Less: Excess Charge Per Unit	-	$0.00466
Net Subaccount Adjustment Per Unit		$0.02034
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$101.70
The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Invesco V.I. Main Street Small Cap Fund® Subaccount as follows: $0.02034 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 10.196 Accumulation Units. On the Reinvestment Date, 10.196 Accumulation Units are added to Contract
3

Value for a total of 5,010.196 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,010.196 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,976.70 after the monthly subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.
Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Sections 408 and 408A —Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of (i) $6,000 (for 2022) or (ii) 100% of the individual’s taxable compensation.
If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,000 for each tax year.
Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $6,000 (for 2022) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $6,000 (for 2022) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $61,000 (for 2022). Salary reduction contributions, if any, are subject to additional annual limits.
Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all monthly subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the maximum
4

mortality and expense risk charges of 1.20%; (2) the highest Return of Premium Death Benefit Rider Charge of 0.35%; and (3) the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount).
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of all fees and charges since the date of inception of the Separate Account or Subaccount.
Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis).
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to that Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Yields and total returns do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, performance would be lower.
Mixed and Shared Funding Conflicts

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of owners of various contracts for which the Underlying Funds serve as investment vehicles might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners, including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.
Independent Registered Public Accounting Firm

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2021 and 2020, and for each of the three years in the period ended December 31, 2021, and the financial statements of Variable Annuity Account A at December 31, 2021, and for each of the specified periods ended December 31, 2021 and 2020, or for portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105-2143, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
Financial Statements

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2021 and 2020, and for each of the three years in the period ended December 31, 2021, and the financial statements of Variable Annuity Account A at December 31, 2021, and for each of the specified periods ended December 31, 2021 and 2020, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.
The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
5

F I N A N C I A L S T A T E M E N T S
( S T A T U T O R Y B A S I S )

First Security Benefit Life Insurance and Annuity Company of New York
Years Ended December 31, 2021 and 2020
With Reports of Independent Auditors

First Security Benefit Life Insurance and Annuity Company of New York

Financial Statements
(Statutory Basis)

Years Ended December 31, 2021 and 2020

Report of Independent Auditors

The Board of Directors
First Security Benefit Life Insurance and Annuity Company of New York

Opinion

We have audited the statutory-basis financial statements of First Security Benefit Life Insurance and Annuity Company of New York (the Company), which comprise the balance sheets as of December 31, 2021 and 2020, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2021, and the related notes to the financial statements (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2021, on the basis of accounting described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2021 and 2020, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2021.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor's Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services – Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between these statutory accounting practices described in Note 1 and the accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services – Insurance Division. Management also is responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditor’s Responsibility for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor's report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

• Exercise professional judgment and maintain professional skepticism throughout the audit.

• Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

• Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.

• Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

• Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ Ernst & Young LLP

Kansas City, Missouri
April 26, 2022

First Security Benefit Life Insurance and Annuity Company of New York

Balance Sheets
(Statutory Basis)

	December 31,
	2021	2020
	(In Thousands,
	Except Share Data)
Admitted assets
Investments:
Bonds	$343,237	$341,165
Preferred stocks	4,223	3,873
Policy loans	290	313
Cash and cash equivalents	19,696	17,897
Other invested assets	1,966	1,891
Total investments	369,412	365,139

Investment income due and accrued	1,918	1,989
Income tax receivable	177	—
Net deferred income tax asset	457	695
Other assets	122	224
Separate account assets	184,587	168,748
Total admitted assets	$556,673	$536,795

Liabilities and capital and surplus
Liabilities:
Life and annuity reserves	$81,787	$83,283
Funds withheld	252,157	245,595
Income tax payable	—	502
Other liabilities	5,825	2,487
Net transfers due from separate accounts	(1,620)	(1,815)
Asset valuation reserve	2,675	2,247
Separate account liabilities	184,587	168,748
Total liabilities	525,411	501,047

Capital and surplus:
Common stock, $10 par value:
Authorized, issued, and outstanding – 200,000 shares	2,000	2,000
Additional paid-in capital	33,600	33,600
Unassigned surplus/(deficit)	(4,338)	148
Total capital and surplus	31,262	35,748
Total liabilities and capital and surplus	$556,673	$536,795

See accompanying notes.
4

First Security Benefit Life Insurance and Annuity Company of New York

Statements of Operations
(Statutory Basis)

	Year Ended December 31,
	2021	2020	2019
	(In Thousands)
Revenues:
Annuity considerations and deposits	$8,772	$7,616	$9,166
Net investment income	2,965	4,163	5,441
Other income	2,543	2,130	2,134
Total revenues	14,280	13,909	16,741

Benefits and expenses:
Decrease in reserves and funds for all policies	(7,223)	(16,792)	(83,658)
Surrender benefits	16,173	20,618	89,264
Annuity benefits	6,949	5,300	7,606
Commissions	580	519	587
Other insurance operating expenses	1,436	1,198	1,558
Total benefits and expenses	17,915	10,843	15,357

Income from operations before federal
income taxes	(3,635)	3,066	1,384
Federal income tax (expense) benefit	(114)	(400)	(239)
Income from operations before net
realized gains	(3,749)	2,666	1,145
Net realized (losses) gains, net of capital gains tax	(83)	(226)	(16)
Net (loss) income	$(3,832)	$2,440	$1,129

See accompanying notes.
5

First Security Benefit Life Insurance and Annuity Company of New York

Statements of Changes in Capital and Surplus
(Statutory Basis)

		Additional		Unassigned	Total
	Common	Paid-In	Contingency	Surplus	Capital and
	Stock	Capital	Surplus	(Deficit)	Surplus
	(In Thousands)

Balance at January 1, 2019	$2,000	$33,600	$—	$(3,526)	$32,074
Net income	—	—	—	1,129	1,129
Change in asset valuation reserve	—	—	—	324	324
Change in net deferred income taxes	—	—	—	11	11
Change in nonadmitted assets	—	—	—	4	4
Change in net unrealized capital gains, net of tax	—	—	—	(3)	(3)
Balance at December 31, 2019	2,000	33,600	—	(2,061)	33,539
Net income	—	—	—	2,440	2,440
Change in asset valuation reserve	—	—	—	(99)	(99)
Change in net deferred income taxes	—	—	—	52	52
Change in nonadmitted assets	—	—	—	16	16
Change in net unrealized capital gains, net of tax	—	—	—	4	4
Change in reserve due to change in valuation basis	—	—	—	(204)	(204)
Balance at December 31, 2020	2,000	33,600	—	148	35,748
Net loss	—	—	—	(3,832)	(3,832)
Change in asset valuation reserve	—	—	—	(428)	(428)
Change in net deferred income taxes	—	—	—	1,168	1,168
Change in nonadmitted assets	—	—	—	(1,472)	(1,472)
Change in net unrealized capital loss, net of tax	—	—	—	78	78
Balance at December 31, 2021	$2,000	$33,600	$—	$(4,338)	$31,262

See accompanying notes.

6

First Security Benefit Life Insurance and Annuity Company of New York

Statements of Cash Flows
(Statutory Basis)

	Year Ended December 31,
	2021	2020	2019
	(In Thousands)
Operation activities
Revenues:
Premium and annuity considerations	$8,772	$7,616	$9,166
Net investment income	4,126	4,768	6,563
Other income	3,130	2,932	3,069
Benefits and expenses:
Benefits and surrenders	(23,110)	(25,939)	(96,854)
Net transfers from separate accounts	5,921	7,012	7,020
Commissions, expenses, and other deductions	(2,669)	(2,609)	(3,577)
Federal income taxes, including net tax
on capital gains	(968)	(65)	3,310
Net cash provided (used) by operations	(4,798)	(6,285)	(71,303)

Investment activities
Proceeds from sales, maturities, or repayments
of investments:
Bonds	134,456	76,139	145,562
Stocks	—	—	350
Other proceeds	3,247	744	7
Cost of investments acquired:
Bonds	(137,234)	(97,976)	(114,494)
Stocks	(250)	(3,250)	(250)
Other applications	—	(199)	(886)
Net decrease (increase) in policy loans	23	48	(57)
Net cash provided (used) by investment activities	242	(24,494)	30,232

Financing and miscellaneous activities
Cash provided (used) by:
Change in funds withheld	6,562	32,777	16,411
Other cash (used) provided	(207)	(226)	59
Net cash provided (used) by financing and miscellaneous activities	6,355	32,551	16,470

Increase (decrease) in cash and cash equivalents
and short-term investments	1,799	1,772	(24,601)
Cash and cash equivalents and short-term
investments at beginning of year	17,897	16,125	40,726
Cash and cash equivalents and short-term
investments at end of year	$19,696	$17,897	$16,125

See accompanying notes.
7

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements
(Statutory Basis)

December 31, 2021

1. Significant Accounting Policies

Organization

First Security Benefit Life Insurance and Annuity Company of New York (the Company) is licensed to transact life insurance business in the States of New York and Kansas and was organized to offer insurance products in the State of New York. The Company’s business activities are concentrated in the sale of variable annuity products, which are supported by separate account assets, and fixed annuity products.
The Company is owned entirely by SBL Holdings, Inc. (SBLH), a holding company domiciled in the state of Kansas. Effective January 29, 2020, SBLH converted from a limited liability company to a corporation.

Basis of Presentation
The financial statements of the Company are presented in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services – Insurance Division (the Department).
The Department recognizes only statutory accounting practices prescribed or permitted by the State of New York in determining and reporting the financial condition and results of operations of an insurance company for purposes of determining its solvency under the New York Insurance Law.
The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of New York.
Statutory accounting practices differ from U.S. generally accepted accounting principles (GAAP). The more significant variances from GAAP are as follows:

8

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

1. Significant Accounting Policies (continued)
Investments

Investments in bonds and redeemable preferred stocks are carried at amortized cost or market value based on the NAIC designation. GAAP requires that debt securities be classified as held to maturity, trading, or available for sale. Under GAAP, debt securities classified as held to maturity are carried at amortized cost, and debt securities classified as trading or available for sale are carried at fair value. Unrealized holding gains and losses are reported in income for those debt securities classified as trading or as a separate component of stockholder's equity for those debt securities classified as available for sale.

For statutory purposes, loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. For GAAP purposes, all debt securities, purchased or retained, that represent beneficial interests in securitized assets other than high credit quality securities are adjusted using the prospective method when there is a change in estimated future cash flow. If it is determined that a decline in fair value is other than temporary, losses are bifurcated between credit and non-credit-related impairments. Credit impairments are recognized in earnings, and non-credit-related impairments are reported as a component of equity. For high credit quality securities, the retrospective method is used when there is a change in estimated future cash flow. For statutory purposes, loan-backed and structured securities that are other-than-temporarily impaired are written down to the present value of discounted estimated future cash flows.
Valuation Reserve Liabilities
As prescribed by the NAIC, the asset valuation reserve (AVR) is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of fixed maturity securities, equity securities, mortgage loans, real estate, and other invested assets. Changes to the AVR are charged or credited directly to unassigned surplus. AVR is not recognized under GAAP.
As also prescribed by the NAIC, the Company reports an interest maintenance reserve (IMR) that represents the net accumulated unamortized realized capital gains and losses attributable to changes in the general level of interest rates on sales of fixed maturity investments, principally
9

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

1. Significant Accounting Policies (continued)
bonds. Such gains or losses, net of tax, are amortized into income using the grouped method, with groupings in five year bands based on the expected maturity of the investment sold, with the exception of investments with one calendar year to expected maturity, which are grouped separately from those with two to five calendar years to expected maturity. IMR is not recognized under GAAP.
Related Parties Transactions
Gains on certain economic transactions with related parties, defined as arm’s-length transactions, resulting in the transfer of risks and rewards of ownership and considered permanent, are recognized under SAP rather than deferred until the assets are sold to third parties as required under GAAP.
Policy Acquisition Costs and Value of Business Acquired
The costs of successfully acquiring new business are expensed when incurred, rather than being deferred and amortized as required under GAAP. Expense allowances received or paid in connection with reinsurance are recognized as income or expense when due, rather than deferred and amortized as required under GAAP. For GAAP purposes, the value of business acquired (VOBA) is amortized in a similar manner to the amortization of deferred policy acquisition costs. VOBA is not recognized under statutory accounting.
Nonadmitted Assets
For statutory accounting purposes, certain assets designated as nonadmitted (principally furniture, equipment, leasehold improvements, intangible assets, prepaid expenses, certain deferred income tax assets, and miscellaneous receivables over 90 days old) are excluded from the balance sheets and charged directly to unassigned surplus. Under GAAP, such assets are included on the balance sheets to the extent those assets are not impaired.
Premiums and Benefits
Revenues for life and annuity policies with mortality or morbidity risk consist of the entire premium received, and benefits incurred represent the total of benefits paid and the change in
10

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

1. Significant Accounting Policies (continued)
policy reserves. Premiums received for annuity policies without mortality or morbidity risk are recorded using deposit accounting and credited directly to an appropriate policy reserve account without recognizing premium income. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue and benefits incurred represent the excess of benefits paid over the policy account value and interest credited to the account values.
Policy Reserves
Reserves are based on statutory mortality, morbidity, and interest requirements, with consideration of future withdrawals. All annuity reserves are calculated on the prescribed reserve basis, which partially offsets the effect of immediately charging policy acquisition costs for commissions to expense. Under GAAP, annuity reserves are carried at account value plus reserves associated with guarantees provided by the Company to the contract holders.
Statutory Reserve Change in Basis
The state of New York adopted Insurance Regulation 213 effective December 31, 2020 which created a change in basis for the valuation of the Company's variable annuity business, resulting in an increase in total liabilities and decrease in capital and surplus of $0.2 million.

Reinsurance

The Company reports reinsurance receivables and prepaid reinsurance premiums as reductions of policy and contract liabilities rather than reporting such amounts as assets as required under GAAP.
Funds Withheld
The Company maintains a funds withheld reinsurance liability equal to the statutory carrying value of the assets segregated to support certain reinsurance agreements. For GAAP purposes, the funds withheld reinsurance liability contains an embedded derivative that is bifurcated and fair valued based on the change in the fair value of the underlying segregated assets.

11

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

1. Significant Accounting Policies (continued)
Separate Accounts

For statutory accounting purposes, separate account surplus is created through the use of the Commissioners’ Annuity Reserve Valuation Method and is reported as an unsettled transfer from the separate account to the general account.

Deferred Income Taxes

For statutory accounting purposes, deferred income tax assets are limited to (1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent three calendar years; plus (2) the lesser of the remaining gross deferred income tax assets expected to be realized within three years of the statement of admitted assets, liabilities, and surplus date or 15% of surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software, and any net positive goodwill; plus (3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities (DTLs). The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state income taxes.
Under GAAP, state income taxes are included in the computation of deferred income taxes, a deferred tax asset (DTA) is recorded for the amount of gross DTAs expected to be realized in future years, and a valuation allowance is established for DTAs that are not realizable.
Embedded Derivatives
Embedded derivatives for statutory accounting are not bifurcated from the host instrument, whereas GAAP accounting requires the embedded derivative to be bifurcated from, accounted for, and reported separately from the host instrument if it is not clearly and closely related to the economic characteristics of the host instrument.
Goodwill
Goodwill, for GAAP purposes, is recognized for the excess of the purchase price over the fair value of identifiable net assets acquired. Goodwill is not amortized, but is reviewed annually for
12

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

1. Significant Accounting Policies (continued)
indications of impairment. Statutory accounting does not allow recognition of goodwill resulting from a change of control.
Cash and Cash Equivalents

The statutory-basis statements of cash flow reconcile to the changes in cash and cash equivalents and short-term investments with original maturities of one year or less. Under GAAP, the statements of cash flow reconcile to changes in cash and cash equivalents, whereby cash equivalents are financial instruments with an original maturity period of 90 days or less.
Other significant accounting policies include the following:
Investments
Investments are valued as prescribed by the NAIC. Bonds with NAIC designations of 1 to 5 are reported principally at cost, adjusted for amortization of premiums and accrual of discounts using the effective interest method. For loan-backed and structured securities, defaults, loss severity of defaulted collateral, and anticipated prepayments are considered using market consensus prepayment speeds when determining the amortization of premiums and accrual of discounts. Adjustments to discounts or premiums resulting when actual defaults, loss severity of defaulted collateral, and prepayments differ substantially from estimates are determined using the retrospective or prospective methods. Redeemable preferred stocks with NAIC designations 1 to 3 are valued at amortized cost. All other redeemable preferred stocks (NAIC designations 4 to 6) are reported at the lower of amortized cost or fair value. All perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price.
Realized capital gains and losses on sales of investments are determined using the specific identification method.
For any decline in the market value of an investment that is determined to be other than temporary, the amortized cost basis of the investment is written down to the estimated fair value as of the date of the determination, except for loan-backed and structured securities where the
13

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

1. Significant Accounting Policies (continued)
investment is written down to its discounted expected future cash flows, and the amount of the write-down is accounted for as a realized loss.
Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.
Policy loans are stated at the aggregate unpaid balance.
The operations of the Company are subject to the risk of interest rate fluctuations to the extent that there is a difference between the amount of the Company’s interest-earning assets and interest-bearing liabilities that reprice or mature in specified periods. The Company engages in asset-liability management intended to generate an acceptable level of return relative to the levels of interest rate risk, liquidity risk and other forms of risk that exist within the Company.
Reserves for Annuity Policies
The reserves for annuity policies are developed by actuarial methods. Annuity reserves are computed using assumptions and valuation methods that will provide, in the aggregate, reserves that are greater than the minimum valuation required by law and greater than the guaranteed policy cash values.
Recognition of Revenues
Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest contracts are recorded as deposits, with revenues consisting of policy charges for the cost of insurance, policy administrative charges, and surrender charges against account balances during the period.
Dividends and interest income, recorded in net investment income, are recognized when earned. Amortization of premiums and accretion of discounts on investments in fixed maturity securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield. For high credit quality securities, the retrospective
14

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

1. Significant Accounting Policies (continued)
method is used when there is a change in estimated future cash flows. The prospective method is used for other securities.
Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
Separate Accounts
The separate accounts are established in conformity with New York insurance laws and are not chargeable with liabilities arising out of any other business of the Company. Premiums designated for investment in the separate accounts are included in revenues with corresponding liability increases included in benefits. Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings held primarily for the benefit of contract holders, are shown as separate captions in the balance sheets. Assets held in the separate accounts are carried at quoted market values or, where quoted market values are not available, at fair market value. The Company receives administrative and risk fees relating to amounts invested in the separate accounts.
Use of Estimates
The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Significant estimates and assumptions include the valuation of investments, determination of other-than-temporary impairments (OTTIs) of investments, calculation of liabilities for future policy benefits, the calculation of income taxes, and the recognition of DTAs and DTLs. Actual results could differ from those estimates.
The COVID-19 pandemic (the Pandemic) has caused significant social and economic problems worldwide. Those problems include constraints on the operations of businesses (including supply chain interruptions), decreases in consumer mobility and activity, increases in unemployment rates and downturns in many equity and fixed-income markets. The constraints have been caused or exacerbated by governmental responses, including lockdowns, and private-sector responses,
15

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

1. Significant Accounting Policies (continued)
including reductions of economic activities. The Company’s business has been affected in various ways, including its operations. The Company cannot predict the length and severity of the Pandemic or its effects on the Company.

16

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

2. Investments

The carrying value, gross unrealized gains and losses, and fair value of investments in bonds and preferred stocks at December 31, 2021 and 2020, are summarized as follows:

	December 31, 2021
		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Amount	Gains	Losses	Value
	(In Thousands)
Bonds:
U.S. Treasury securities and obligations of U.S.
government corporations and agencies	$420	$—	$—	$420
Obligations of government-sponsored
enterprises	15,258	657	61	15,854
Corporate	144,778	5,220	782	149,216
Obligations of foreign governments	499	—	1	498
Municipal governments	13,363	1,831	11	15,183
Commercial mortgage-backed	30,754	459	288	30,925
Residential mortgage-backed	9,257	646	23	9,880
Collateralized loan obligations	77,902	75	106	77,871
Other asset backed	51,006	775	332	51,449
Total bonds	$343,237	$9,663	$1,604	$351,296

Preferred stocks:
Consumer	$2,293	$—	$—	$2,293
Financial	1,930	—	—	1,930
Total preferred stocks	$4,223	$—	$—	$4,223
17

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

2. Investments (continued)

	December 31, 2020
		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Amount	Gains	Losses	Value
	(In Thousands)
Bonds:
U.S. Treasury securities and obligations of U.S.
government corporations and agencies	$420	$—	$—	$420
Obligations of government-sponsored
enterprises	24,431	1,417	9	25,839
Corporate	129,765	8,753	156	138,362
Obligations of foreign governments	499	25	—	524
Municipal governments	13,842	2,316	—	16,158
Commercial mortgage-backed	18,312	560	198	18,674
Residential mortgage-backed	11,857	776	1	12,632
Collateralized loan obligations	88,760	111	330	88,541
Collateralized debt obligations	650	—	35	615
Other asset backed	52,629	1,197	550	53,276
Total bonds	$341,165	$15,155	$1,279	$355,041

Preferred stocks:
Consumer	$2,000	$127	$—	$2,127
Financial	1,873	115	—	1,988
Total preferred stocks	$3,873	$242	$—	$4,115
The carrying amount and fair value of bonds at December 31, 2021, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying	Fair
	Amount	Value
	(In Thousands)

Due in one year or less	$14,020	$14,265
Due after one year through five years	34,842	36,536
Due after five years through ten years	67,110	68,657
Due after ten years	43,089	45,859
Mortgage-backed securities and other asset-backed securities	184,176	185,979
	$343,237	$351,296
18

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

2. Investments (continued)

For bonds with unrealized losses as of December 31, 2021 and 2020, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:

	December 31, 2021
	Less Than 12 Months		Greater Than or Equal		Total
			to 12 Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
Bonds:
Obligations of government-sponsored
enterprises	$1,476	$23	$651	$38	2,127	61
Corporate	36,025	682	1,489	100	37,514	782
Obligation of foreign governments	499	1	—	—	499	1
Municipal governments	620	11	—	—	620	11
Commercial mortgage-backed	16,025	214	4,053	74	20,078	288
Residential mortgage-backed	1,892	23	—	—	1,892	23
Collateralized loan obligation	36,195	103	6,415	3	42,610	106
Other asset backed	15,964	250	533	82	16,497	332
Total bonds	$108,696	$1,307	$13,141	$297	$121,837	$1,604

Number of securities with unrealized losses		219		30		249
Percent investment grade
(NAIC investment grade 1 and 2)		94%		97%		94%
19

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

2. Investments (continued)

	December 31, 2020
	Less Than 12 Months		Greater Than or Equal		Total
			to 12 Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
Bonds:
U.S. Treasury securities and obligations
of U.S. government corporations
and agencies	$420	$—	$—	$—	$420	$—
Obligations of government-sponsored
enterprises	1,011	9	4	—	1,015	9
Corporate	6,131	156	—	—	6,131	156
Commercial mortgage-backed	6,450	110	2,198	88	8,648	198
Residential mortgage-backed	—	—	257	1	257	1
Collateralized loan obligation	30,532	165	27,263	165	57,795	330
Collateralized debt obligation	—	—	615	35	615	35
Other asset backed	14,241	541	624	9	14,865	550
Total bonds	$58,785	$981	$30,961	$298	$89,746	$1,279

Number of securities with unrealized losses		122		36		158
Percent investment grade
(NAIC investment grade 1 and 2)		96%		94%		96%

The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired. At present, the Company cannot ascertain the duration of the current market conditions and the resulting impact on such positions, but believes these losses to be temporary.
The Company closely monitors those securities where impairment concerns may exist. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the length of time the fair value has been below amortized cost; (2) the issuer’s financial position and access to capital; including the current and future impact of any specific events; (3) for fixed maturity securities, the Company’s intent to sell the security or if it is more likely than not that the Company will be required to sell the security before recovery of the amortized cost basis, and (4) for equity securities, the Company’s ability and intent to hold the security until it recovers in
20

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

2. Investments (continued)

value. In the evaluation of the potential impairment of asset-backed securities, several additional factors are taken into account, including cash flow, collateral sufficiency, liquidity, and economic conditions.
The Company recognized no OTTI during the current period as a result of the intent to sell or inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis of the security.
The Company recognized no OTTI during the current period, where the present value of cash flows expected to be collected is less than the amortized cost basis of the security.
Loan-backed and structured securities (those whose fair value is less than cost or amortized cost) currently held by the Company, for which an OTTI has not been recognized in earnings as a realized loss, aggregated by length of time that the individual securities have been in a continuous unrealized loss position, are as follows:

	December 31, 2021
	Unrealized	Fair
	Loss	Value
	(In Thousands)

Continuous unrealized loss for less than 12 months	$608	$71,672
Continuous unrealized loss for greater than or equal
to 12 months	165	11,102

	December 31, 2020
	Unrealized	Fair
	Loss	Value
	(In Thousands)

Continuous unrealized loss for less than 12 months	$865	$52,989
Continuous unrealized loss for greater than or equal
to 12 months	296	30,915

21

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

2. Investments (continued)

Major categories of net investment income for the years ended December 31, 2021, 2020, and 2019, are summarized as follows:

	2021	2020	2019
	(In Thousands)

Interest on bonds	$12,121	$11,931	$13,904
Dividends on equity securities	183	53	42
Other	151	24	24
Total investment income	12,455	12,008	13,970

Less:
Investment expenses	(38)	(52)	(171)
Ceded to reinsurer	(9,452)	(7,793)	(8,358)
Net investment income	$2,965	$4,163	$5,441

General account investment income recognized as a result of a prepayment penalties and/or acceleration fees for the years ended December 31, 2021 and 2020 is $1.0 million and $0.3 million, respectively, impacting 116 and 42 securities, respectively.
There was no separate account investment income recognized as a result of prepayment penalties and/or acceleration for the years ended December 31, 2021 and 2020.
Proceeds from sales of bonds and equity securities and related realized gains and losses for the years ended December 31, 2021, 2020, and 2019, are as follows:

	2021	2020	2019
	(In Thousands)

Proceeds from sales	$24,685	$24,924	$77,546
Gross realized gains	430	316	779
Gross realized losses	41	199	414

22

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

2. Investments (continued)

Realized gains (losses) net of amounts transferred to the interest maintenance reserve, net of applicable taxes, for the years ended December 31, 2021, 2020, and 2019, consist of the following:

	2021	2020	2019
	(In Thousands)

Bonds	$411	$(304)	$415
Other invested assets	—	1	5
Total realized gains (losses)	411	(303)	420

Income tax (expense) benefit	(175)	(93)	(94)
Net ceded reinsurance (gains) losses	—	168	(52)
Transferred to the interest maintenance reserve,
net of tax	(319)	2	(290)
Net realized (losses) gains	$(83)	$(226)	$(16)

Restricted assets, including pledged assets at December 31, 2021, consist of the following:

	Total General Account (GA)	Total From Prior Year	Increase/ (Decrease)	Total Current-Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	(In Thousands)

On deposit with states	$420	$420	$—	$420	0.08%	0.08%
Pledged as collateral
not captured in
other categories	512	526	(14)	$512	0.09%	0.09%
Total restricted
assets	$932	$946	$(14)	$932	0.17%	0.17%

There were no restricted assets related to the separate account.
The assets pledged as collateral were cash and bonds related to reinsurance agreements.

23

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

3. Separate Account Transactions

The Company’s separate accounts are established in conformity with New York Insurance Law Section 4240. Under applicable insurance law, the assets and liabilities of the separate accounts are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the separate account assets applicable to variable annuity contracts held in the separate accounts are not chargeable with liabilities arising out of any other business the Company may conduct.
The Company has separate accounts considered legally insulated from the general account of $184.6 million and $168.7 million as of December 31, 2021 and 2020, respectively.
The separate accounts held by the Company relate primarily to individual variable annuity contracts of a non-guaranteed return nature. The assets and liabilities of these separate accounts are carried at market value. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The variable annuity contracts generally provide an incidental death benefit, and some contracts may have a guaranteed minimum living benefit. The minimum death benefit and living benefit reserves are recorded in the Company’s general account.
Benefit payments by the general account for those guaranteed liabilities of the separate account for the last five years are as follows (in thousands):

2021	$12
2020	3
2019	6
2018	109
2017	29

To compensate the general account for the risks taken, the separate account for the last five years paid risk charges to the general account of (in thousands):

2021	$89
2020	88
2019	101
2018	111
2017	127
24

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

3. Separate Account Transactions (continued)

Information regarding the separate accounts by risk-based capital (RBC) groupings is as follows:

	December 31,
	2021	2020
	Non- Guaranteed Separate Accounts
	(In Thousands)
Premium	$7,538	$6,868

Reserves for accounts with assets at:
Fair value	$182,293	$166,380
Amortized cost	—	—
Total	$182,293	$166,380

Reserves for accounts by withdrawal
characteristics:
Discretionary withdrawal at fair value	$182,293	$166,380
Not subject to discretionary
withdrawal	730	571
Total	$183,023	$166,951

There were no non-indexed guarantee separate accounts less than, equal or greater than 4%.

A reconciliation of the summary of operations of the Company’s separate accounts to the net transfers as recorded in the general account is as follows for the years ended December 31:

	2021	2020	2019
	(In Thousands)

Transfers as reported in the separate accounts:
Transfers to separate accounts	$7,537	$6,868	$8,206
Transfers from separate accounts	(13,004)	(13,934)	(15,281)
Net transfers as reported in the
separate accounts	(5,467)	(7,066)	(7,075)

Reconciling adjustments:
Fee withdrawals	(325)	(322)	(319)
Other	65	(9)	41
Net transfers as reported in the general
account as a decrease in reserves and funds for all
policies on the statements of operations	$(5,727)	$(7,397)	$(7,353)

25

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

4. Related-Party Transactions
Certain administrative, distribution, actuarial, and accounting functions of the Company are handled by the Company’s affiliated parties. During the years ended December 31, 2021, 2020, and 2019, the Company paid a total of $0.7 million, $0.8 million, and $0.8 million, respectively, for these services, which are included in other insurance operating expenses in the statements of operations.
During the years ended December 31, 2021, 2020, and 2019, the Company paid $0.1 million, $0.1 million, and $0.2 million, respectively, in commissions to a related party for sales of its variable annuity products.
The Company had receivables from its parent and related parties in the amount of $0.1 million for December 31, 2021, The Company had no receivables for December 31, 2020. The Company had payables in the amounts of $0.3 million and $0.3 million in the balance sheets at December 31, 2021 and 2020, respectively, for normal business transactions that are settled on a current basis.
The Company had an outstanding balance due from Kennedy-Wilson Inc, a related party, in the amount of $0.1 million and $3.0 million at December 31, 2021 and December 30, 2020, respectively.
During 2021, the Company executed transactions with Security Benefit Life Insurance Company, an affiliate, to purchase two bonds with a carrying value of $5.6 million.
The Company holds investments, either directly or indirectly, in certain securitizations in which affiliated parties act as collateral managers. The repayment of these investments is dependent upon the performance of the borrowers of the underlying assets held by the securitization vehicle. The borrowers are not affiliated with the Company and the Company does not have recourse to the affiliated collateral manager in the case of non-performance of the unaffiliated borrower. The total carrying value of these investments was $43.5 million as-of the year ended December 31, 2021. There were no such holdings as-of the year ended December 31, 2020.

26

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

5. Reinsurance

The Company cedes reinsurance with other companies to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks, and provide additional capacity for growth.
Principal reinsurance ceded amounts are summarized as follows for the years ended December 31:

	2021	2020	2019
	(In Thousands)
Reinsurance ceded:
Premiums	$15,185	$17,479	$18,726
Commissions	$687	$847	$861
Claims	$5	$—	$—
Surrenders	$14,424	$13,534	$15,370

In the accompanying financial statements, premiums, benefits, settlement expenses, and policy liabilities and accruals are reported net of reinsurance ceded. Accordingly, policy reserves have been shown net of reinsurance credits of $249.9 and $241.2 million at December 31, 2021 and 2020, respectively.
The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from similar activities or economic characteristics of the reinsurers, and requires collateralization of balances where allowable by contract.
As of December 31, 2021 and 2020, ceded reserves are collateralized by the value of the Company’s funds withheld under an indemnity retrocession agreement with a third party reinsurer was $251.3 million and $243.8 million, respectively. These amounts are included in the funds withheld liability on the balance sheets.
The value of the Company’s individual life insurance and living benefit riders are reinsured 100% with Security Benefit Life Insurance Company (SBLIC), an affiliate. As of December 31,
27

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

5. Reinsurance (continued)
2021 and 2020, the funds withheld associated with this reinsurance agreement was $0.9 million and $1.8 million, respectively.

6. Insurance Liabilities

The Company's guaranteed minimum death benefit (GMDB) reserves are calculated following the assumptions and methodologies prescribed by NY Insurance Regulation 213. The reserve liability for GMDBs on variable annuity contracts reflected in the general account was $0.6 million and $0.3 million for the years ended December 31, 2021 and 2020, respectively.

The following is a summary of the account values and net amount at risk for variable annuity contracts with GMDB invested in the general account as of December 31:

	2021			2020
	Account Value	Net Amount at Risk	Weighted-Average Attained Age	Account Value	Net Amount at Risk	Weighted-Average Attained Age
	(Dollars in Thousands)

Return of premium	$81,082	$134	63	$75,838	$171	63
Step-up	71,707	522	70	66,555	569	70
Total GMDB	$152,789	$656	67	$142,393	$740	66

There were no variable annuity contracts with GMDB invested in the separate accounts as of December 31, 2021 and 2020.

The Company previously offered guaranteed living benefits associated with variable annuity contracts, such as guaranteed minimum income benefits (GMIBs) and guaranteed minimum withdrawal benefits (GMWBs). The Company holds reserves for the guaranteed living benefits equal to the guaranteed living benefit reserve calculated following the assumptions and methodologies prescribed by NY Regulation 213.

28

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes
The Company is included in a consolidated Non-Life/Life federal income tax return filed by Security Benefit Corporation. Under the Company’s tax sharing agreement, federal income taxes are allocated to the Company as if it filed a separate return. The Company is no longer subject to U.S. federal and state examinations by tax authorities for years before 2014. The Internal Revenue Service is currently examining the Company's 2018 federal tax return.

The provision for income taxes includes current federal income tax expense or benefit. Deferred income taxes due to temporary differences between the financial reporting and income tax bases of assets and liabilities are reflected as a change to capital and surplus, subject to limitations. Such deferred taxes relate principally to reserves and deferred policy acquisition costs.
The application of SSAP No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10, requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance if necessary to reduce the deferred tax asset to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities (2) whether they are ordinary or capital; (3) the timing of their reversal; (4) taxable income in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although the realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized. The Company has not recorded a valuation allowance as of December 31, 2021 and 2020.

29

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)

The Company recorded net deferred tax assets of $0.4 million and $0.7 million as of December 31, 2021 and 2020, respectively. The main components of the deferred tax assets are as follows:

	December 31, 2021
	Ordinary	Capital	Total
	(In Thousands)
Current Period:
a. Gross deferred tax assets	$2,731	$69	$2,800
b. Statutory valuation allowance	—	—	—
c. Adjusted gross deferred tax asset (a-b)	2,731	69	2,800
d. Deferred tax assets nonadmitted	1,385	—	1,385
e. Subtotal - net deferred tax asset (c-d)	1,346	69	1,415
f. Deferred tax liabilities	924	34	958
g. Net admitted deferred tax assets (e-f)	$422	$35	$457

	December 31, 2020
	Ordinary	Capital	Total
	(In Thousands)
Prior Period:
a. Gross deferred tax assets	$1,835	$28	$1,863
b. Statutory valuation allowance	—	—	—
c. Adjusted gross deferred tax asset (a-b)	1,835	28	1,863
d. Deferred tax assets nonadmitted	—	—	—
e. Subtotal - net deferred tax asset (c-d)	1,835	28	1,863
f. Deferred tax liabilities	1,155	13	1,168
g. Net admitted deferred tax assets (e-f)	$680	$15	$695

	Changes between December 31, 2021 and 2020
	Ordinary	Capital	Total
	(In Thousands)
Change in Period:
a. Gross deferred tax assets	$896	$41	$937
b. Statutory valuation allowance	—	—	—
c. Adjusted gross deferred tax asset (a-b)	896	41	937
d. Deferred tax assets nonadmitted	1,385	—	1,385
e. Subtotal - net deferred tax asset (c-d)	(489)	41	(448)
f. Deferred tax liabilities	(231)	21	(210)
g. Net admitted deferred tax assets (e-f)	$(258)	$20	$(238)
30

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)

The Company has admitted DTAs as of December 31, as follows:

	December 31, 2021
	Ordinary	Capital	Total
	(In Thousands)
Current Period:
a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$—	$69	$69
b. Adjusted gross DTAs expected to be realized
(excluding the amount of DTAs from (a) above)
after application of the threshold limitation	388	—	388
1. Adjusted gross DTAs expected to be realized
following the balance sheet date	388	—	388
2. Adjusted gross DTAs allowed per
limitation threshold	xxxx	xxxx	4,621
c. Adjusted gross DTAs (excluding the amount of
DTAs from (a) and (b) above) offset by
gross DTLs	958	—	958
d. DTAs admitted as a result of SSAP No. 101	$1,346	$69	$1,415

	December 31, 2020
	Ordinary	Capital	Total
	(In Thousands)
Prior Period:
a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$—	$28	$28
b. Adjusted gross DTAs expected to be realized
(excluding the amount of DTAs from (a) above)
after application of the threshold limitation	667	—	667
1. Adjusted gross DTAs expected to be realized
following the balance sheet date	667	—	667
2. Adjusted gross DTAs allowed per
limitation threshold	xxxx	xxxx	5,258
c. Adjusted gross DTAs (excluding the amount of
DTAs from (a) and (b) above) offset by
gross DTLs	1,168	—	1,168
d. DTAs admitted as a result of SSAP No. 101	$1,835	$28	$1,863
31

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)

	Changes between December 31, 2021 and 2020
	Ordinary	Capital	Total
	(In Thousands)
Change in period:
a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$—	$41	$41
b. Adjusted gross DTAs expected to be realized
(excluding the amount of DTAs from (a) above)
after application of the threshold limitation	(279)	—	(279)
1. Adjusted gross DTAs expected to be realized
following the balance sheet date	(279)	—	(279)
2. Adjusted gross DTAs allowed per
limitation threshold	xxxx	xxxx	(637)
c. Adjusted gross DTAs (excluding the amount of
DTAs from (a) and (b) above) offset by
gross DTLs	(210)	—	(210)
d. DTAs admitted as a result of SSAP No. 101	$(489)	$41	$(448)

	December 31,
	2021	2020
	(In Thousands)

Ratio percentage used to determine recovery period and	2,997%	2,752%
threshold limitation amount
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation	$33,937	$37,945
The Company's tax planning strategies do not include the use of reinsurance.
The Company has no DTLs that have not been recognized.

32

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)

The impact of tax planning strategies is as follows:

	December 31, 2021
	Ordinary	Capital	Total
Current Period:
a. Adjusted gross DTAs (% of total adjusted
gross DTAs)	0.00%	100.00%	2.50%
b. Net admitted adjusted gross DTAs (% of total net
admitted adjusted gross DTAs)	0.00%	100.00%	4.90%

	December 31, 2020
	Ordinary	Capital	Total
Prior Period:
a. Adjusted gross DTAs (% of total adjusted
gross DTAs)	0.00%	100.00%	1.50%
b. Net admitted adjusted gross DTAs (% of total net
admitted adjusted gross DTAs)	11.00%	100.00%	12.40%

	Change Between December 31, 2021 and 2020
	Ordinary	Capital	Total
Change in Period:
a. Adjusted gross DTAs (% of total adjusted
gross DTAs)	0.00%	0.00%	1.00%
b. Net admitted adjusted gross DTAs (% of total net
admitted adjusted gross DTAs)	(11.00)%	0.00%	(7.50)%

Current income taxes incurred and deferred income taxes consist of the following major components as of December 31:

	2021	2020	Change
	(In Thousands)
1. Current income tax:
a. Federal	$114	$400	$(286)
b. Federal income tax on capital gains	175	93	82
c. Other	—	—	—
d. Federal income taxes incurred	$289	$493	$(204)
33

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)

	2021	2020	Change
	(In Thousands)
2. Deferred tax assets:
a. Ordinary:
1. Policyholder reserves	$2,410	$1,357	$1,053
2. Investments	4	20	(16)
3. Deferred acquisition costs	295	452	(157)
4. Other (incl. items < 5% ordinary tax assets)	22	6	16
Subtotal	2,731	1,835	896

b. Statutory valuation allowance adjustment	—	—	—
c. Nonadmitted	1,385	—	1,385
d. Admitted ordinary deferred tax asset	1,346	1,835	(489)

e. Capital:
1. Investments	69	28	41
2. Other (incl. items < 5% ordinary tax assets)	—	—	—
Subtotal	69	28	41

f. Statutory valuation allowance adjustment	—	—	—
g. Nonadmitted	—	—	—
h. Admitted capital deferred tax asset	69	28	41

i. Admitted deferred tax assets	1,415	1,863	(448)

	2021	2020	Change
	(In Thousands)
3. Deferred tax liabilities:
a. Ordinary:
1. Investments	$—	$—	$—
2. Policyholder reserves	924	1,155	(231)
3. Other (incl. items < 5% ordinary tax assets)	—	—	—
Subtotal	924	1,155	(231)

b. Capital:
1. Investments	34	13	21
2. Other (incl. items < 5% ordinary tax assets)	—	—	—
Subtotal	34	13	21

c. Deferred tax liabilities	958	1,168	(210)

4. Net deferred tax assets/liabilities	$457	$695	$(238)
34

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)

The most significant book to tax adjustments for the years ended December 31, 2021 and 2020, were as follows:

	2021		2020		2019
	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
	(In Thousands)

Provision computed at statutory rate	$(677)	21.0%	$616	21.0%	$368	21.0%
Dividend received deduction	(103)	3.2	(53)	(1.8)	(41)	(2.4)
Tax exempt interest	(25)	0.8	(16)	(0.5)	(21)	(1.2)
Interest maintenance reserves	(31)	1.0	(9)	(0.3)	15	1.0
Prior year return to provision	(29)	0.9	(56.0)	(1.9)	—	—
Statutory reserve strengthening	—	—	(43.0)	(1.5)	—	—
Change in non-admitted assets	(16)	0.4	—	—	—	—
Other adjustments	1	—	2	—	1	—
Total statutory income taxes	$(880)	27.3%	$441	15.0%	$322	18.4%

Federal income taxes incurred	$289	(8.9)%	$493	16.8%	$333	19.0%
Change in net deferred income taxes	(1,169)	36.2	(52)	(1.8)	(11)	(0.6)
Total statutory income taxes	$(880)	27.3%	$441	15.0%	$322	18.4%
The Company did not record any tax contingencies as of December 31, 2021, and 2020.
8. Fair Value Information

In accordance with SSAP No. 100R, Fair Value Measurements, the Company groups its financial assets and liabilities measured at fair value into three levels based on the inputs and assumptions used to determine the fair value. These levels are as follows:
Level 1 – Valuations are based on unadjusted quoted prices for identical instruments traded in active markets.
Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which significant assumptions are observable in the market.
35

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

8. Fair Value Information (continued)

Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of discounted cash flow models and spread-based models and similar techniques using the best information available in the circumstances.
Determination of Fair Value
Under SSAP No. 100R, the Company bases fair values on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements in accordance with the fair value hierarchy in SSAP No. 100R.
Assets and Liabilities Measured and Reported at Fair Value
Cash equivalents
Cash equivalents include money market mutual funds. Fair values are determined using unadjusted quoted prices for identical instruments traded in active markets and are included in Level 1.
Preferred stocks
Level 2 securities are primarily preferred stocks valued using pricing for similar securities, recently executed transactions, broker/dealer quotes and other pricing models utilizing market observable inputs.
Separate account assets
Fair value of mutual funds within the separate accounts is determined using quoted prices in active markets for identical assets and is reflected in Level 1.
36

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

8. Fair Value Information (continued)

The following tables present assets measured and reported at fair value for the year ended December 31, 2021 and 2020 as follows:

	December 31, 2021
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Cash and cash equivalents	19,696	19,696	—	—
Preferred stocks	4,223	—	4,223	—
Separate account assets	184,587	184,587	—	—
Total assets	$208,506	$204,283	$4,223	$—

	December 31, 2020
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)

Asset backed bonds	$174	$—	$—	$174
Cash and cash equivalents	17,897	17,897	—	—
Separate account assets	168,748	168,748	—	—
Total assets	$186,819	$186,645	$—	$174

37

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

8. Fair Value Information (continued)

The changes for all Level 3 assets and liabilities measured and reported at fair value using significant unobservable inputs for the year ended December 31, 2021, is as follows:

	Balance at January 1, 2021	Total Realized/Unrealized Gains and Losses		Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2021	Change in Unrealized Gains (Losses) in Net Income for Positions Still Held
		Included in Net Income (1)	Included in Surplus
Assets:
Asset backed bonds	$174	$—	$—	$(174)	$—	$—	$—
Total assets	$174	$—	$—	$(174)	$—	$—	$—
(1) Realized gains (losses) are generally reported in net realized gains (losses) in the statement of operations.

There were no changes in Level 3 assets and liabilities measured and reported at fair value using significant unobservable inputs for the year ended December 31, 2021.

Level 3 purchases, issuances, sales and settlements for December 31, 2021 reflects $0.2 million in settlements, there were no purchases, issuances, or sales. Level 3 purchases, issuances, sales and settlements for December 31, 2020 reflects $0.2 million in settlements, there were no purchases, issuances, or sales.
There were no transfers into or out of Level 3 for the years ended December 31, 2021 and December 31, 2020. The transfers between levels are determined as of the end of the year for which the transfer was completed.
Quantitative Information about Level 3 Fair Value Measurements
The Company had no securities held at fair value for which the significant inputs used to determine fair value were unobservable as of December 31, 2021. The Company had securities for which the fair value of $0.2 million as of December 31, 2020 was based on non-binding broker quotes. SSAP No. 100R requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company’s balance sheet, for which it is practicable to estimate that value.
38

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

8. Fair Value Information (continued)

SSAP No. 100R excludes certain insurance liabilities and nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company’s business or financial condition based on the fair value information presented herein.
The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments not measured at fair value but for which fair value is disclosed:
Bonds – Bonds include fixed maturity securities and asset-backed securities. For fixed maturities not actively traded, the Company’s top priority is to obtain fair values from independent pricing services. The Company has regular interactions with its investment advisors to understand the pricing methodologies used and to confirm observable inputs are utilized to price. The pricing methodologies will vary based on the asset class and include inputs such as estimated cash flows, reported trades, broker quotes, credit quality, industry, and economic events. Fixed maturities with fair values obtained from pricing services, applicable market indices, or internal models with substantially all observable inputs. These assets are included in Level 2. The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information if the Company is not able to utilize Level 1 or 2 sources. These assets are included in Level 3.
Preferred stock – Fair values of preferred stock are determined using quoted prices in active markets for identical assets when available, which are included in Level 1. When quoted prices are not available, the Company utilizes internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices; therefore, the assets are included in Level 2. Fair values might also be determined using broker quotes or through the use
39

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

8. Fair Value Information (continued)

of internal models or analysis that incorporates significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets would be included in Level 3.
Policy loans – Fair values for policy loans are estimated using discounted cash flow analysis based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. These assets are included in Level 3.
Other invested assets – Other invested assets include surplus notes. The fair value of these instruments is based on the methodology described above for bonds.
Investment income due and accrued – The Company believes there is minimal risk of material changes in both credit of the issuer and interest rates such that the carrying value of investment income due and accrued approximates fair value. Generally, investment income due and accrued is classified as Level 2.
Investment-type insurance contracts – The fair values of the Company’s reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analysis based on risk-free rates, nonperformance risk, and a risk margin. Investment-type insurance contracts include insurance, annuity, and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the balance sheets. Insurance contracts include insurance, annuity, and other policy contracts that involve significant mortality or morbidity risk. The fair values for insurance contracts, other than investment-type contracts, are not required to be disclosed. These liabilities are included in Level 3.
Separate account liabilities – The fair values of the separate account liabilities are estimated based on the fair value of the related separate account assets, as these are considered to be pass-through contracts. As the applicable separate account assets are already reflected at fair value, any adjustments to the fair value of the block are assumed adjustments to the separate account liabilities. These liabilities are included in Level 1.

40

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

8. Fair Value Information (continued)

The following table provides the carrying amount, estimated fair value, and level within the fair value hierarchy of the Company’s financial instruments:

	December 31, 2021
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)

Assets (liabilities)
Bonds	$343,237	$351,296	$—	$292,115	$59,181
Policy loans	290	292	—	—	292
Other invested assets	1,840	2,226	—	2,226	—
Investment income due and
accrued	1,918	1,918	—	1,918	—
Investment type insurance
contracts	(59,643)	(59,589)			(59,589)
Separate account liabilities	(184,587)	(184,587)	(184,587)	—	—

	December 31, 2020
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)

Assets (liabilities)
Bonds	$340,991	$354,867	$—	$339,909	$14,958
Preferred stocks	3,873	4,115	—	4,115	—
Policy loans	313	364	—	—	364
Other invested assets	1,891	2,269	—	2,269	—
Investment income due and
accrued	1,989	1,989	—	1,989	—
Investment type insurance
contracts	(66,221)	(67,464)			(67,464)
Separate account liabilities	(168,748)	(168,748)	(168,748)	—	—

41

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

9. Annuity and Deposit Liabilities

The withdrawal characteristics of the liability for future policy benefits for annuities and supplementary contracts and deposits were as follows:

	December 31, 2021
	General Account	Separate Account	Total	Percentage
	(Dollars in Thousands)

Subject to discretionary withdrawal:
At book value, less current
surrender charge of 5% or more	$35,312	$—	$35,312	7%
At fair value	—	182,293	182,293	36%
Total with adjustment	35,312	182,293	217,605	43%

At book value with minimum or no
charge or adjustment	245,281	—	245,281	49%
Additional actuarial reserve for
Asset/liability analysis	32,200	—	32,200	6%
Not subject to discretionary withdrawal	8,942	730	9,672	2%
Subtotal	321,735	183,023	504,758	100%
Less reinsurance ceded	239,948	—	239,948
Totals (net of reinsurance)	$81,787	$183,023	$264,810
Amount that will move to book value without
adjustment in the year after settlement date	$5,156	$—	$5,156

42

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

9. Annuity and Deposit Liabilities (continued)

	December 31, 2020
	General Account	Separate Account	Total	Percentage
	(Dollars in Thousands)

Subject to discretionary withdrawal:
At book value, less current
surrender charge of 5% or more	$39,017	$—	$39,017	8%
At fair value	—	166,380	166,380	35%
Total with adjustment	39,017	166,380	205,397	43%

At book value with minimum or no
charge or adjustment	239,944	—	239,944	50%
Additional actuarial reserve for
Asset/liability analysis	27,200	—	27,200	6%
Not subject to discretionary withdrawal	8,572	571	9,143	2%
Subtotal	314,733	166,951	481,684	100%
Less reinsurance ceded	231,450	—	231,450
Totals (net of reinsurance)	$83,283	$166,951	$250,234
Amount that will move to book value without
adjustment in the year after settlement date	$2,689	$—	$2,689

A reconciliation of total annuity actuarial reserves liabilities is as follows as of December 31:

	2021	2020
	(In Thousands)

Life and Accident and Health Annual Statement:
Annuity reserves, total net	$81,787	$83,283

Separate Accounts Annual Statement:
Annuities (excluding supplementary statements)	183,023	166,951
Total annuity actuarial reserves and deposit fund liabilities	$264,810	$250,234

Annually the Company completes the asset adequacy analysis of statutory reserves established for fixed and variable deferred annuities, net of reinsurance. This analysis was accomplished by running the seven deterministic interest rate scenarios and an additional 100 stochastic equity and interest rate scenarios in the cash flow testing model. As a result of the requirements specified in the Department's Special Considerations Letter and the 2017 financial examination, the
43

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

9. Annuity and Deposit Liabilities (continued)

Company established an additional Cash Flow Testing reserve. The Cash Flow Testing reserve was $10.5 million and $5.5 million as of December 31, 2021 and 2020, respectively.

10. Life Actuarial Reserves

The withdrawal characteristics of the liability for life insurance were as follows:

		2021		2020
	General Account			General Account
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
	(In Thousands)
Subject to discretionary withdrawal, surrender values, or policy loans:
Other Permanent Cash Value Life Insurance	$—	$61	$63	$—	$65	$66
Miscellaneous Reserves	—	—	32,200	—	—	27,200
Total (gross: direct + assumed)	—	61	32,263	—	65	27,266
Reinsurance Ceded		61	21,763		65	21,766
Total (net)	$—	$—	$10,500	$—	$—	$5,500

The Company did not have any separates accounts supporting life insurance policies in 2021 or 2020.
11. Commitments and Contingencies

New York regulations allow for two alternatives methods of distributing ordinary dividends to shareholders, a “greater of” method and a “lesser of” method. The greater of method allows for a dividend to be paid from earned surplus when the aggregate+ amount of dividends paid in any calendar year does not exceed the greater of (a) 10% of its surplus to policyholders as of the immediately preceding calendar year or (b) its net gain from operations (not including realized capital gains) as of the immediately preceding calendar year, not to exceed 30% of its surplus to policyholders (as of the same preceding calendar year). If an insurer does not have sufficient positive earned surplus to pay an ordinary dividend under the “greater of” method, it may only distribute an ordinary dividend under the “lesser of” method. The lesser of method allows for a dividend to be paid from surplus when the aggregate amount of dividends paid in any calendar
44

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

11. Commitments and Contingencies (continued)

year does not exceed the lesser of (a) 10% of its surplus to policyholders or (b) its net gain from operations (not including realized capital gains), in each case as of the immediately preceding calendar year.  Insurers are required to provide the superintendent with 10 days prior notice before paying an ordinary dividend.  Furthermore, the Superintendent may, in his or her discretion, limit or disallow any ordinary dividends under the “greater of” method if the Superintendent determines that a domestic stock life insurer’s surplus to policyholders following any dividend distribution is not reasonable in relation to the insurer’s outstanding liabilities and not adequate to meet its financial needs or the insurer is financially distressed. Dividends that exceed the "greater of" or "lesser of" methods are deemed extraordinary and a notice must be filed with the Superintendent for approval.
Under the laws of the State of New York, the Company is required to maintain minimum statutory-basis capital and surplus of $6.0 million. Of this amount, $4.0 million, which is the Company’s minimum surplus to policyholders, must be invested in specific types of investments in accordance with New York law.
Other Legal and Regulatory Matters: The Company may be party to legal and arbitral proceedings, subject to complaints, and the like in the ordinary course of business, is periodically examined by its regulators in the ordinary course of business, and may discuss certain matters with its regulators that come up during such examinations or otherwise. Management currently does not believe that any litigation, arbitration, complaint or other such matter to which it is party, or that any actions by its regulators with respect to any such examinations or matters under discussion with them, will, alone or collectively, materially adversely affect the Company’s results of operations or financial condition.

12. Subsequent Events

Subsequent events have been evaluated through April 26, 2022, which is the date the financial statements were issued.

45

Exhibits and Financial Statement Schedules

First Security Benefit Life Insurance and Annuity Company of New York

Exhibits and Financial Statement Schedules

Years Ended December 31, 2021, 2020 and 2019
Contents

Report of Independent Auditors on Schedules	48

Exhibits and Financial Statement Schedules

Schedule I - Summary of Investments Other Than Investments in Related Parties as
of December 31, 2021 and 2020	49

Schedule III - Supplementary Insurance Information as of December 31, 2021, 2020
and 2019 and for Each of the Years Then Ended	51

Schedule IV - Reinsurance as of December 31, 2021, 2020 and 2019 and for Each of
the Years Then Ended	52

Report of Independent Auditors

The Board of Directors
First Security Benefit Life Insurance and
Annuity Company of New York

We have audited the statutory-basis financial statements of First Security Benefit Life Insurance and Annuity Company of New York (the Company) as of December 31, 2021 and 2020, for each of the three years in the period ended December 31, 2021 and have issued our report thereon dated April 26, 2022 (included elsewhere in this Registration Statement). Our audits of the financial statements included the financial statement schedules listed in Item 24(a)(2) of this Registration Statement. These schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these schedules based on our audits.

In our opinion, the schedules present fairly, in all material respects, the information set forth therein when considered in conjunction with the financial statements.

/s/ Ernst & Young LLP

Kansas City, Missouri
April 26, 2022

A member firm of Ernst & Young Global Limited 48

First Security Benefit Life Insurance and Annuity Company of New York

Schedule I - Summary of Investments
Other Than Investments in Related Parties
Years Ended December 31, 2021 and 2020

	2021
	Cost	Value	Amount at which shown in the balance sheet
	(In Thousands)

Fixed maturities:
Bonds:
U.S. Treasury securities and obligations of
U.S. government corporations and agencies	$420	$420	$420
Obligations of government-sponsored
enterprises	15,258	15,854	15,258
Corporate	144,678	149,113	144,678
Obligations of foreign governments	499	499	499
Municipal governments	13,363	15,183	13,363
Commercial mortgage-backed	30,754	30,925	30,754
Residential mortgage-backed	9,257	9,879	9,257
Collateralized loan obligations	77,902	77,871	77,902
Other asset backed	51,005	51,447	51,005
Total fixed maturities	343,136	351,191	343,136
Equity securities:
Preferred stock:
Consumer	2,293	2,293	2,293
Financial	1,930	1,930	1,930
Total equity securities	4,223	4,223	4,223
Policy loans	290		290
Cash and cash equivalents	19,696		19,696
Other invested assets	1,840		1,840
	$369,185		$369,185

See accompanying Report of Independent Auditors

49

First Security Benefit Life Insurance and Annuity Company of New York

Schedule I - Summary of Investments
Other Than Investments in Related Parties (continued)

	2020
	Cost	Value	Amount at which shown in the balance sheet
	(In Thousands)

Fixed maturities:
Bonds:
U.S. Treasury securities and obligations of
U.S. government corporations and agencies	$420	$420	$420
Obligations of government-sponsored
enterprises	24,431	25,839	24,431
Corporate	126,787	135,317	126,787
Obligations of foreign governments	599	524	499
Municipal governments	13,842	16,158	13,842
Commercial mortgage-backed	18,312	18,674	18,312
Residential mortgage-backed	11,857	12,632	11,857
Collateralized loan obligations	88,760	88,541	88,760
Collateralized debt obligations	650	615	650
Other asset backed	52,629	53,276	52,629
Total fixed maturities	338,287	351,996	338,187
Equity securities:
Preferred stock:
Consumer	2,000	2,127	2,000
Financial	1,873	1,988	1,873
Total equity securities	3,873	4,115	3,873
Policy loans	313		313
Cash and cash equivalents	17,897		17,897
Other invested assets	1,891		1,891
	$362,261		$362,161

See accompanying Report of Independent Auditors

50

First Security Benefit Life Insurance and Annuity Company of New York

Schedule III - Supplementary Insurance Information

As of December 31, 2021, 2020 and 2019 and for Each of the Years Then Ended

	Future Policy Benefits and Claims	Premiums and other considerations	Net Investment Income(1)	Benefit claims and settlement expenses	Other operating expenses
	(In Thousands)

2021
Life, health and annuity	$81,787	$8,772	$2,965	$6,949	$1,436

2020
Life, health and annuity	$83,283	$7,616	$4,163	$5,300	$1,198

2019
Life, health and annuity	$92,473	$9,166	$5,441	$7,606	$1,558

(1)     Allocations of net investment income and certain operating expenses are based on a number of assumptions and estimates, and reported operating results would change if different methods were applied.

See accompanying Report of Independent Auditors
51

First Security Benefit Life Insurance and Annuity Company of New York

Schedule IV - Reinsurance

As of December 31, 2021, 2020 and 2019 and for Each of the Years Then Ended

	2021
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(Dollars In Thousands)

Life insurance in force	$82	$82	$—	$—	0.00%
Premiums:
Annuity	23,940	15,185	17	8,772	0.19
Total premiums	$23,940	$15,185	$17	$8,772	0.19%

	2020
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(Dollars In Thousands)

Life insurance in force	$88	$88	$—	$—	0.00%
Premiums:
Annuity	25,080	17,479	15	7,616	0.20
Total premiums	$25,080	$17,479	$15	$7,616	0.20%

	2019
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(Dollars In Thousands)

Life insurance in force	$110	$110	$—	$—	0.00%
Premiums:
Annuity	27,877	18,726	15	9,166	0.20
Total premiums	$27,877	$18,726	$15	$9,166	0.20%
See accompanying Report of Independent Auditors

52

FINANCIAL STATEMENTS

Variable Annuity Account A

Year Ended December 31, 2021

With Report of Independent Registered Public Accounting Firm

Variable Annuity Account A

Financial Statements

Year Ended December 31, 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York and Contract Owners of Variable Annuity Account A

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account A (the Separate Account), as of December 31, 2021, and the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1996.

Kansas City, Missouri

April 26, 2022

Appendix

Subaccounts comprising Variable Annuity Account A

Subaccounts	Statements of operations and changes in net assets

7Twelve Balanced Portfolio	For each of the two years in the period ended December 31, 2021

AB VPS Growth and Income	For each of the two years in the period ended December 31, 2021

AB VPS Small/Mid Cap Value	For each of the two years in the period ended December 31, 2021

AFIS Capital World Growth and Income	For each of the two years in the period ended December 31, 2021

AFIS U.S. Government Securities	For each of the two years in the period ended December 31, 2021

AFIS Washington Mutual Investors	For each of the two years in the period ended December 31, 2021

Alger Capital Appreciation	For each of the two years in the period ended December 31, 2021

Alger Large Cap Growth	For each of the two years in the period ended December 31, 2021

Allspring Omega Growth VT	For each of the two years in the period ended December 31, 2021

Allspring Opportunity VT	For each of the two years in the period ended December 31, 2021

ALPS/Alerian Energy Infrastructure	For each of the two years in the period ended December 31, 2021

American Century VP Disciplined Core Value	For each of the two years in the period ended December 31, 2021

American Century VP Inflation Protection	For each of the two years in the period ended December 31, 2021

American Century VP International	For each of the two years in the period ended December 31, 2021

American Century VP Mid Cap Value	For each of the two years in the period ended December 31, 2021

American Century VP Value	For each of the two years in the period ended December 31, 2021

American Funds IS® Asset Allocation	For each of the two years in the period ended December 31, 2021

American Funds IS® Capital World Bond	For each of the two years in the period ended December 31, 2021

American Funds IS® Global Growth	For each of the two years in the period ended December 31, 2021

American Funds IS® Global Small Capitalization	For each of the two years in the period ended December 31, 2021

American Funds IS® Growth	For each of the two years in the period ended December 31, 2021

American Funds IS® Growth-Income	For each of the two years in the period ended December 31, 2021

American Funds IS® International	For each of the two years in the period ended December 31, 2021

American Funds IS® International Growth and Income	For each of the two years in the period ended December 31, 2021

American Funds IS® New World	For each of the two years in the period ended December 31, 2021

BlackRock Advantage Large Cap Core V.I.	For each of the two years in the period ended December 31, 2021

BlackRock Basic Value V.I.	For each of the two years in the period ended December 31, 2021

BlackRock Equity Dividend V.I.	For each of the two years in the period ended December 31, 2021

BlackRock Global Allocation V.I.	For each of the two years in the period ended December 31, 2021

BlackRock High Yield V.I.	For each of the two years in the period ended December 31, 2021

BlackRock Large Cap Focus Growth V.I.	For each of the two years in the period ended December 31, 2021

BNY Mellon IP Small Cap Stock Index	For each of the two years in the period ended December 31, 2021

BNY Mellon IP Technology Growth	For each of the two years in the period ended December 31, 2021

Delaware Ivy VIP Asset Strategy	For each of the two years in the period ended December 31, 2021

Delaware Ivy VIP Balanced	For each of the two years in the period ended December 31, 2021

Delaware Ivy VIP Energy	For each of the two years in the period ended December 31, 2021

Delaware Ivy VIP Global Equity Income	For each of the two years in the period ended December 31, 2021

Delaware Ivy VIP Global Growth	For each of the two years in the period ended December 31, 2021

Delaware Ivy VIP Growth	For each of the two years in the period ended December 31, 2021

Delaware Ivy VIP High Income	For each of the two years in the period ended December 31, 2021

Delaware Ivy VIP International Core Equity	For each of the two years in the period ended December 31, 2021

Delaware Ivy VIP Limited-Term Bond	For each of the two years in the period ended December 31, 2021

Delaware Ivy VIP Mid Cap Growth	For each of the two years in the period ended December 31, 2021

Delaware Ivy VIP Natural Resources	For each of the two years in the period ended December 31, 2021

Delaware Ivy VIP Science And Technology	For each of the two years in the period ended December 31, 2021

Delaware Ivy VIP Securian Real Estate Securities	For each of the two years in the period ended December 31, 2021

Delaware Ivy VIP Small Cap Growth	For each of the two years in the period ended December 31, 2021

Delaware Ivy VIP Smid Cap Core	For each of the two years in the period ended December 31, 2021

Dimensional VA Global Bond Portfolio	For each of the two years in the period ended December 31, 2021

Dimensional VA International Small Portfolio	For each of the two years in the period ended December 31, 2021

Dimensional VA International Value Portfolio	For each of the two years in the period ended December 31, 2021

Dimensional VA Short-Term Fixed Portfolio	For each of the two years in the period ended December 31, 2021

Dimensional VA U.S. Large Value Portfolio	For each of the two years in the period ended December 31, 2021

Dimensional VA U.S. Targeted Value Portfolio	For each of the two years in the period ended December 31, 2021

DWS Core Equity VIP	For each of the two years in the period ended December 31, 2021

DWS Global Small Cap VIP	For each of the two years in the period ended December 31, 2021

DWS Small Mid Cap Value VIP	For each of the two years in the period ended December 31, 2021

Eaton Vance VT Floating-Rate Income	For each of the two years in the period ended December 31, 2021

Federated Hermes Fund for U.S. Government Securities II	For each of the two years in the period ended December 31, 2021

Federated Hermes High Income Bond II	For each of the two years in the period ended December 31, 2021

Fidelity® VIP Balanced	For each of the two years in the period ended December 31, 2021

Fidelity® VIP Contrafund	For each of the two years in the period ended December 31, 2021

Fidelity® VIP Disciplined Small Cap	For each of the two years in the period ended December 31, 2021

Fidelity® VIP Emerging Markets	For each of the two years in the period ended December 31, 2021

Fidelity® VIP Growth & Income	For each of the two years in the period ended December 31, 2021

Fidelity® VIP Growth Opportunities	For each of the two years in the period ended December 31, 2021

Fidelity® VIP High Income	For each of the two years in the period ended December 31, 2021

Fidelity® VIP Index 500	For each of the two years in the period ended December 31, 2021

Fidelity® VIP Investment Grade Bond	For each of the two years in the period ended December 31, 2021

Fidelity® VIP Mid Cap	For each of the two years in the period ended December 31, 2021

Fidelity® VIP Overseas	For each of the two years in the period ended December 31, 2021

Fidelity® VIP Real Estate	For each of the two years in the period ended December 31, 2021

Fidelity® VIP Strategic Income	For each of the two years in the period ended December 31, 2021

Franklin DynaTech VIP	For each of the two years in the period ended December 31, 2021

Franklin Growth and Income VIP Fund	For each of the two years in the period ended December 31, 2021

Franklin Income VIP Fund	For each of the two years in the period ended December 31, 2021

Franklin Large Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2021

Franklin Mutual Global Discovery VIP Fund	For each of the two years in the period ended December 31, 2021

Franklin Mutual Shares VIP Fund	For each of the two years in the period ended December 31, 2021

Franklin Rising Dividends VIP Fund	For each of the two years in the period ended December 31, 2021

Franklin Small Cap Value VIP Fund	For each of the two years in the period ended December 31, 2021

Franklin Small-Mid Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2021

Franklin Strategic Income VIP Fund	For each of the two years in the period ended December 31, 2021

Franklin U.S. Government Securities VIP Fund	For each of the two years in the period ended December 31, 2021

Goldman Sachs VIT Growth Opportunities	For each of the two years in the period ended December 31, 2021

Goldman Sachs VIT High Quality Floating Rate	For each of the two years in the period ended December 31, 2021

Goldman Sachs VIT International Equity Insights	For each of the two years in the period ended December 31, 2021

Goldman Sachs VIT Mid Cap Value	For each of the two years in the period ended December 31, 2021

Goldman Sachs VIT Small Cap Equity Insights	For each of the two years in the period ended December 31, 2021

Guggenheim VIF All Cap Value	For each of the two years in the period ended December 31, 2021

Guggenheim VIF Floating Rate Strategies	For each of the two years in the period ended December 31, 2021

Guggenheim VIF Global Managed Futures Strategy	For each of the two years in the period ended December 31, 2021

Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2021

Guggenheim VIF Large Cap Value	For each of the two years in the period ended December 31, 2021

Guggenheim VIF Long Short Equity	For each of the two years in the period ended December 31, 2021

Guggenheim VIF Multi-Hedge Strategies	For each of the two years in the period ended December 31, 2021

Guggenheim VIF Small Cap Value	For each of the two years in the period ended December 31, 2021

Guggenheim VIF SMid Cap Value	For each of the two years in the period ended December 31, 2021

Guggenheim VIF StylePlus Large Core	For each of the two years in the period ended December 31, 2021

Guggenheim VIF StylePlus Large Growth	For each of the two years in the period ended December 31, 2021

Guggenheim VIF StylePlus Mid Growth	For each of the two years in the period ended December 31, 2021

Guggenheim VIF StylePlus Small Growth	For each of the two years in the period ended December 31, 2021

Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2021

Guggenheim VIF World Equity Income	For each of the two years in the period ended December 31, 2021

Invesco Oppenheimer V.I. International Growth Fund	For each of the two years in the period ended December 31, 2021

Invesco V.I. American Franchise Series I	For each of the two years in the period ended December 31, 2021

Invesco V.I. American Value	For each of the two years in the period ended December 31, 2021

Invesco V.I. Balanced-Risk Allocation	For each of the two years in the period ended December 31, 2021

Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2021

Invesco V.I. Core Equity	For each of the two years in the period ended December 31, 2021

Invesco V.I. Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2021

Invesco V.I. Equity and Income	For the period from April 30, 2021 (commencement of operations) through December 31, 2021

Invesco V.I. Global	For each of the two years in the period ended December 31, 2021

Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2021

Invesco V.I. Global Strategic Income	For each of the two years in the period ended December 31, 2021

Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2021

Invesco V.I. Health Care	For each of the two years in the period ended December 31, 2021

Invesco V.I. International Growth	For each of the two years in the period ended December 31, 2021

Invesco V.I. Main Street Mid Cap Fund®	For each of the two years in the period ended December 31, 2021

Invesco V.I. Main Street Small Cap Fund®	For each of the two years in the period ended December 31, 2021

Invesco V.I. Managed Volatility	For the period from January 1, 2021 through April 30, 2021 (closing of operations) and year ended December 31, 2020

Invesco V.I. S&P 500 Index	For each of the two years in the period ended December 31, 2021

Invesco V.I. Small Cap Equity	For each of the two years in the period ended December 31, 2021

Janus Henderson VIT Enterprise	For each of the two years in the period ended December 31, 2021

Janus Henderson VIT Forty	For each of the two years in the period ended December 31, 2021

Janus Henderson VIT Mid Cap Value	For each of the two years in the period ended December 31, 2021

Janus Henderson VIT Overseas	For each of the two years in the period ended December 31, 2021

Janus Henderson VIT Research	For each of the two years in the period ended December 31, 2021

JPMorgan Insurance Trust Core Bond Portfolio	For each of the two years in the period ended December 31, 2021

JPMorgan Insurance Trust Small Cap Core Portfolio	For each of the two years in the period ended December 31, 2021

Lord Abbett Series Bond-Debenture VC	For each of the two years in the period ended December 31, 2021

Lord Abbett Series Developing Growth VC	For each of the two years in the period ended December 31, 2021

Lord Abbett Series Growth and Income VC	For each of the two years in the period ended December 31, 2021

Lord Abbett Series Growth Opportunities VC	For each of the two years in the period ended December 31, 2021

Lord Abbett Series Total Return VC	For each of the two years in the period ended December 31, 2021

MFS® VIT Emerging Markets Equity	For each of the two years in the period ended December 31, 2021

MFS® VIT Global Tactical Allocation	For each of the two years in the period ended December 31, 2021

MFS® VIT II Research International	For each of the two years in the period ended December 31, 2021

MFS® VIT International Intrinsic Value	For each of the two years in the period ended December 31, 2021

MFS® VIT New Discovery	For each of the two years in the period ended December 31, 2021

MFS® VIT Research	For each of the two years in the period ended December 31, 2021

MFS® VIT Total Return	For each of the two years in the period ended December 31, 2021

MFS® VIT Utilities	For each of the two years in the period ended December 31, 2021

Morgan Stanley VIF Emerging Markets Equity	For each of the two years in the period ended December 31, 2021

Morningstar Aggressive Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2021

Morningstar Balanced ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2021

Morningstar Conservative ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2021

Morningstar Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2021

Morningstar Income and Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2021

Neuberger Berman AMT Sustainable Equity	For each of the two years in the period ended December 31, 2021

PIMCO VIT All Asset	For each of the two years in the period ended December 31, 2021

PIMCO VIT CommodityRealReturn Strategy	For each of the two years in the period ended December 31, 2021

PIMCO VIT Emerging Markets Bond	For each of the two years in the period ended December 31, 2021

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	For each of the two years in the period ended December 31, 2021

PIMCO VIT High Yield	For each of the two years in the period ended December 31, 2021

PIMCO VIT International Bond Portfolio (Unhedged)	For each of the two years in the period ended December 31, 2021

PIMCO VIT Low Duration Administrative	For each of the two years in the period ended December 31, 2021

PIMCO VIT Low Duration Advisor	For each of the two years in the period ended December 31, 2021

PIMCO VIT Real Return Administrative	For each of the two years in the period ended December 31, 2021

PIMCO VIT Real Return Advisor	For each of the two years in the period ended December 31, 2021

PIMCO VIT Short-Term	For each of the two years in the period ended December 31, 2021

PIMCO VIT Total Return Administrative	For each of the two years in the period ended December 31, 2021

PIMCO VIT Total Return Advisor	For each of the two years in the period ended December 31, 2021

Pioneer Bond VCT	For each of the two years in the period ended December 31, 2021

Pioneer Equity Income VCT	For each of the two years in the period ended December 31, 2021

Pioneer Real Estate Shares VCT	For each of the two years in the period ended December 31, 2021

Pioneer Strategic Income VCT	For each of the two years in the period ended December 31, 2021

Probabilities Fund	For each of the two years in the period ended December 31, 2021

Putnam VT Growth Opportunities	For each of the two years in the period ended December 31, 2021

Putnam VT Income	For each of the two years in the period ended December 31, 2021

Putnam VT Large Cap Value	For each of the two years in the period ended December 31, 2021

Putnam VT Multi-Asset Absolute Return	For each of the two years in the period ended December 31, 2021

Putnam VT Small Cap Growth	For each of the two years in the period ended December 31, 2021

Rydex VIF Banking	For each of the two years in the period ended December 31, 2021

Rydex VIF Basic Materials	For each of the two years in the period ended December 31, 2021

Rydex VIF Biotechnology	For each of the two years in the period ended December 31, 2021

Rydex VIF Commodities Strategy	For each of the two years in the period ended December 31, 2021

Rydex VIF Consumer Products	For each of the two years in the period ended December 31, 2021

Rydex VIF Dow 2x Strategy	For each of the two years in the period ended December 31, 2021

Rydex VIF Electronics	For each of the two years in the period ended December 31, 2021

Rydex VIF Energy	For each of the two years in the period ended December 31, 2021

Rydex VIF Energy Services	For each of the two years in the period ended December 31, 2021

Rydex VIF Europe 1.25x Strategy	For each of the two years in the period ended December 31, 2021

Rydex VIF Financial Services	For each of the two years in the period ended December 31, 2021

Rydex VIF Government Long Bond 1.2x Strategy	For each of the two years in the period ended December 31, 2021

Rydex VIF Health Care	For each of the two years in the period ended December 31, 2021

Rydex VIF Internet	For each of the two years in the period ended December 31, 2021

Rydex VIF Inverse Government Long Bond Strategy	For each of the two years in the period ended December 31, 2021

Rydex VIF Inverse Russell 2000® Strategy	For each of the two years in the period ended December 31, 2021

Rydex VIF Inverse S&P 500 Strategy	For each of the two years in the period ended December 31, 2021

Rydex VIF Japan 2x Strategy	For each of the two years in the period ended December 31, 2021

Rydex VIF Leisure	For each of the two years in the period ended December 31, 2021

Rydex VIF Mid-Cap 1.5x Strategy	For each of the two years in the period ended December 31, 2021

Rydex VIF Money Market	For each of the two years in the period ended December 31, 2021

Rydex VIF NASDAQ-100®	For each of the two years in the period ended December 31, 2021

Rydex VIF NASDAQ-100® 2x Strategy	For each of the two years in the period ended December 31, 2021

Rydex VIF Nova	For each of the two years in the period ended December 31, 2021

Rydex VIF Precious Metals	For each of the two years in the period ended December 31, 2021

Rydex VIF Real Estate	For each of the two years in the period ended December 31, 2021

Rydex VIF Retailing	For each of the two years in the period ended December 31, 2021

Rydex VIF Russell 2000® 1.5x Strategy	For each of the two years in the period ended December 31, 2021

Rydex VIF Russell 2000® 2x Strategy	For each of the two years in the period ended December 31, 2021

Rydex VIF S&P 500 2x Strategy	For each of the two years in the period ended December 31, 2021

Rydex VIF S&P 500 Pure Growth	For each of the two years in the period ended December 31, 2021

Rydex VIF S&P 500 Pure Value	For each of the two years in the period ended December 31, 2021

Rydex VIF S&P MidCap 400 Pure Growth	For each of the two years in the period ended December 31, 2021

Rydex VIF S&P MidCap 400 Pure Value	For each of the two years in the period ended December 31, 2021

Rydex VIF S&P SmallCap 600 Pure Growth	For each of the two years in the period ended December 31, 2021

Rydex VIF S&P SmallCap 600 Pure Value	For each of the two years in the period ended December 31, 2021

Rydex VIF Strengthening Dollar 2x Strategy	For each of the two years in the period ended December 31, 2021

Rydex VIF Technology	For each of the two years in the period ended December 31, 2021

Rydex VIF Telecommunications	For each of the two years in the period ended December 31, 2021

Rydex VIF Transportation	For each of the two years in the period ended December 31, 2021

Rydex VIF Utilities	For each of the two years in the period ended December 31, 2021

Rydex VIF Weakening Dollar 2x Strategy	For each of the two years in the period ended December 31, 2021

T. Rowe Price Blue Chip Growth	For each of the two years in the period ended December 31, 2021

T. Rowe Price Equity Income	For each of the two years in the period ended December 31, 2021

T. Rowe Price Health Sciences	For each of the two years in the period ended December 31, 2021

T. Rowe Price Limited-Term Bond	For each of the two years in the period ended December 31, 2021

Templeton Developing Markets VIP Fund	For each of the two years in the period ended December 31, 2021

Templeton Foreign VIP Fund	For each of the two years in the period ended December 31, 2021

Templeton Global Bond VIP Fund	For each of the two years in the period ended December 31, 2021

VanEck VIP Global Gold	For each of the two years in the period ended December 31, 2021

VanEck VIP Global Resources	For each of the two years in the period ended December 31, 2021

Vanguard® VIF Balanced	For each of the two years in the period ended December 31, 2021

Vanguard® VIF Capital Growth	For each of the two years in the period ended December 31, 2021

Vanguard® VIF Conservative Allocation	For each of the two years in the period ended December 31, 2021

Vanguard® VIF Diversified Value	For each of the two years in the period ended December 31, 2021

Vanguard® VIF Equity Income	For each of the two years in the period ended December 31, 2021

Vanguard® VIF Equity Index	For each of the two years in the period ended December 31, 2021

Vanguard® VIF Global Bond Index	For each of the two years in the period ended December 31, 2021

Vanguard® VIF Growth	For each of the two years in the period ended December 31, 2021

Vanguard® VIF High Yield Bond	For each of the two years in the period ended December 31, 2021

Vanguard® VIF International	For each of the two years in the period ended December 31, 2021

Vanguard® VIF Mid-Cap Index	For each of the two years in the period ended December 31, 2021

Vanguard® VIF Moderate Allocation	For each of the two years in the period ended December 31, 2021

Vanguard® VIF Real Estate Index	For each of the two years in the period ended December 31, 2021

Vanguard® VIF Short Term Investment Grade	For each of the two years in the period ended December 31, 2021

Vanguard® VIF Small Company Growth	For each of the two years in the period ended December 31, 2021

Vanguard® VIF Total Bond Market Index	For each of the two years in the period ended December 31, 2021

Vanguard® VIF Total International Stock Market Index	For each of the two years in the period ended December 31, 2021

Vanguard® VIF Total Stock Market Index	For each of the two years in the period ended December 31, 2021

Virtus Duff & Phelps Real Estate Securities Series	For each of the two years in the period ended December 31, 2021

Virtus KAR Small-Cap Growth Series	For each of the two years in the period ended December 31, 2021

Virtus Newfleet Multi-Sector Intermediate Bond Series	For each of the two years in the period ended December 31, 2021

Virtus SGA International Growth Series	For each of the two years in the period ended December 31, 2021

Voya MidCap Opportunities Portfolio	For each of the two years in the period ended December 31, 2021

VY Clarion Global Real Estate Portfolio	For each of the two years in the period ended December 31, 2021

VY Clarion Real Estate Portfolio	For each of the two years in the period ended December 31, 2021

Variable Annuity Account A

Statements of Net Assets

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
7Twelve Balanced Portfolio	40,965	$563,883	$570,235	$—	$570,235	56,743	$10.03	$10.93
AB VPS Growth and Income	935	28,323	33,781	—	33,781	2,000	16.89	16.89
AB VPS Small/Mid Cap Value	172	3,298	3,987	—	3,987	209	19.19	19.19
AFIS Capital World Growth and Income (b)	11,711	176,818	211,273	—	211,273	14,229	14.15	15.33
AFIS U.S. Government Securities (b)	69,211	850,639	797,314	—	797,314	92,699	8.60	8.60
AFIS Washington Mutual Investors (b)	47,331	621,605	838,239	—	838,239	51,035	16.08	17.42
Alger Capital Appreciation (d)	13,346	1,062,954	1,136,567	—	1,136,567	36,228	27.94	35.71
Alger Large Cap Growth (d)	516	40,447	39,094	—	39,094	1,275	27.41	32.53
Allspring Omega Growth VT (b)	2,983	93,300	124,345	—	124,345	4,785	25.99	25.99
Allspring Opportunity VT (b)	4,053	95,562	142,436	—	142,436	5,440	26.15	26.15
ALPS/Alerian Energy Infrastructure	15,558	154,352	137,222	—	137,222	17,838	7.19	7.90
American Century VP Disciplined Core Value	19,865	190,152	212,955	—	212,955	10,153	17.26	23.55
American Century VP Inflation Protection	4,815	51,278	54,985	—	54,985	6,002	9.16	9.16
American Century VP International	4,270	48,660	63,319	—	63,319	4,758	13.31	13.31
American Century VP Mid Cap Value (d)	2,512	46,495	62,921	—	62,921	3,179	16.11	21.49
American Century VP Value	4,063	42,430	55,621	—	55,621	3,178	15.09	20.35
American Funds IS® Asset Allocation	54,053	1,379,339	1,543,759	—	1,543,759	109,404	14.04	15.21
American Funds IS® Capital World Bond	9,915	116,107	114,713	—	114,713	13,489	7.93	8.60
American Funds IS® Global Growth	9,230	288,083	411,376	—	411,376	21,141	19.18	20.77
American Funds IS® Global Small Capitalization	3,582	119,571	118,077	—	118,077	7,946	14.86	14.86
American Funds IS® Growth	6,105	561,176	755,723	—	755,723	27,270	27.55	29.84
American Funds IS® Growth-Income	5,261	249,177	344,940	—	344,940	18,672	18.32	19.85
American Funds IS® International	2,527	54,027	56,381	—	56,381	5,173	10.54	11.42
American Funds IS® International Growth and Income	6,579	113,178	126,514	—	126,514	12,528	9.52	10.31
American Funds IS® New World	4,477	113,098	139,865	—	139,865	11,261	12.27	13.29
BlackRock Advantage Large Cap Core V.I.	10,953	280,414	248,406	—	248,406	9,438	21.78	27.08
BlackRock Basic Value V.I.	2,259	32,209	31,239	—	31,239	2,226	14.05	14.05
BlackRock Equity Dividend V.I.	20,040	218,067	243,284	—	243,284	15,200	16.00	16.00
BlackRock Global Allocation V.I.	10,933	156,061	157,212	—	157,212	12,603	12.12	13.44
BlackRock High Yield V.I.	78,821	571,930	598,249	2,224	600,473	52,783	10.81	11.85
BlackRock Large Cap Focus Growth V.I.	6,011	99,220	127,380	—	127,380	4,281	29.70	29.70
BNY Mellon IP Small Cap Stock Index	5,531	90,676	130,254	—	130,254	6,442	17.57	21.85
BNY Mellon IP Technology Growth	7,560	171,749	245,094	—	245,094	7,527	32.39	36.66
Delaware Ivy VIP Asset Strategy (b)	4,529	47,307	46,149	—	46,149	3,494	13.21	13.21
Delaware Ivy VIP Balanced (b)	6,515	55,462	61,163	—	61,163	4,048	14.29	17.76
Delaware Ivy VIP Energy (b)	1,245	6,660	4,322	—	4,322	1,154	3.75	3.75
Delaware Ivy VIP Global Equity Income (b)	1,595	11,013	10,987	—	10,987	825	13.31	13.31
Delaware Ivy VIP Global Growth (b)	31,294	165,035	150,641	—	150,641	8,927	16.34	18.32
Delaware Ivy VIP Growth (b)	914	9,885	13,575	—	13,575	355	38.20	38.20
Delaware Ivy VIP High Income (b)	19,928	71,111	67,607	—	67,607	5,629	10.40	13.20
Delaware Ivy VIP International Core Equity (b)	2,293	39,840	42,353	—	42,353	3,610	11.73	11.73

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Delaware Ivy VIP Limited-Term Bond (b)	53,861	$258,498	$263,350	$—	$263,350	31,332	$8.40	$8.40
Delaware Ivy VIP Mid Cap Growth (b)	8,855	112,662	157,996	—	157,996	5,717	25.04	30.41
Delaware Ivy VIP Natural Resources (b)	826	3,314	3,397	—	3,397	637	5.32	5.32
Delaware Ivy VIP Science And Technology (b)	3,107	87,306	91,668	—	91,668	2,832	24.87	35.38
Delaware Ivy VIP Securian Real Estate Securities (b)	—	—	—	—	—	—	15.68	20.36
Delaware Ivy VIP Small Cap Growth (b)	6,191	58,764	67,717	—	67,717	3,799	17.80	17.80
Delaware Ivy VIP Smid Cap Core (b)	1,718	25,779	28,730	—	28,730	1,528	15.96	19.21
Dimensional VA Global Bond Portfolio	1,093	11,496	11,413	—	11,413	1,467	7.67	8.32
Dimensional VA International Small Portfolio	7,274	86,158	99,356	—	99,356	7,032	13.21	14.92
Dimensional VA International Value Portfolio	15,309	190,407	204,370	—	204,370	19,336	9.98	10.97
Dimensional VA Short-Term Fixed Portfolio	758	7,731	7,716	—	7,716	1,003	7.71	7.71
Dimensional VA U.S. Large Value Portfolio	35,300	867,050	1,169,141	—	1,169,141	62,879	15.51	19.28
Dimensional VA U.S. Targeted Value Portfolio	9,282	213,178	218,774	—	218,774	13,896	15.63	19.87
DWS Core Equity VIP	10,805	128,483	156,563	—	156,563	7,305	21.43	21.43
DWS Global Small Cap VIP	6,033	74,222	78,733	—	78,733	6,654	11.83	11.83
DWS Small Mid Cap Value VIP	936	13,520	14,465	—	14,465	927	15.61	15.61
Eaton Vance VT Floating-Rate Income	6,044	55,282	54,937	—	54,937	5,656	9.71	9.71
Federated Hermes Fund for U.S. Government Securities II	18,242	195,760	195,373	—	195,373	24,140	7.94	9.33
Federated Hermes High Income Bond II	69,599	430,110	441,956	—	441,956	34,357	10.49	15.56
Fidelity® VIP Balanced	24,477	437,919	600,170	—	600,170	34,512	17.39	17.39
Fidelity® VIP Contrafund	33,960	1,284,953	1,783,234	—	1,783,234	70,263	22.90	33.47
Fidelity® VIP Disciplined Small Cap	2,317	38,487	47,310	—	47,310	2,521	15.83	20.94
Fidelity® VIP Emerging Markets	16,990	188,066	213,737	—	213,737	15,499	13.52	13.95
Fidelity® VIP Growth & Income	21,457	423,797	545,448	—	545,448	24,865	17.40	24.69
Fidelity® VIP Growth Opportunities	34,809	1,617,481	2,701,860	—	2,701,860	66,243	36.08	45.00
Fidelity® VIP High Income	7,025	35,848	35,337	—	35,337	3,487	9.96	10.80
Fidelity® VIP Index 500	5,254	1,549,624	2,427,037	—	2,427,037	102,551	22.22	25.79
Fidelity® VIP Investment Grade Bond	74,113	965,712	961,992	—	961,992	95,114	9.20	11.03
Fidelity® VIP Mid Cap	7,592	264,456	299,068	—	299,068	15,119	17.15	19.95
Fidelity® VIP Overseas	2,534	51,129	73,333	—	73,333	5,257	13.95	13.95
Fidelity® VIP Real Estate	12,670	238,601	295,978	—	295,978	17,169	13.86	18.14
Fidelity® VIP Strategic Income	15,072	172,559	174,988	—	174,988	17,860	9.80	9.80
Franklin DynaTech VIP (b)	2,152	21,069	25,500	—	25,500	880	25.00	28.98
Franklin Growth and Income VIP Fund	19,084	272,702	281,682	—	281,682	14,817	16.78	21.81
Franklin Income VIP Fund	14,316	220,187	239,942	—	239,942	20,603	11.55	13.67
Franklin Large Cap Growth VIP Fund	620	17,305	17,943	—	17,943	724	24.79	24.79
Franklin Mutual Global Discovery VIP Fund	5,966	120,155	117,000	—	117,000	8,489	11.68	14.52
Franklin Mutual Shares VIP Fund	3,561	73,003	68,370	—	68,370	4,620	12.07	15.32
Franklin Rising Dividends VIP Fund	14,843	406,121	525,728	—	525,728	21,634	19.91	26.89
Franklin Small Cap Value VIP Fund	29,176	457,872	511,740	—	511,740	29,085	15.27	19.50
Franklin Small-Mid Cap Growth VIP Fund	23,007	437,171	515,122	—	515,122	19,565	21.99	49.84

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Franklin Strategic Income VIP Fund	3,404	$36,674	$34,823	$—	$34,823	4,014	$8.68	$8.68
Franklin U.S. Government Securities VIP Fund	26,568	321,357	307,387	—	307,387	37,528	7.85	8.28
Goldman Sachs VIT Growth Opportunities	34,442	473,460	420,191	—	420,191	16,055	21.51	27.50
Goldman Sachs VIT High Quality Floating Rate	16,216	169,918	167,515	—	167,515	20,834	7.30	8.07
Goldman Sachs VIT International Equity Insights	1,349	10,708	12,410	—	12,410	1,091	11.35	11.35
Goldman Sachs VIT Mid Cap Value	8,461	145,690	166,842	—	166,842	10,447	15.98	15.98
Goldman Sachs VIT Small Cap Equity Insights	—	—	—	—	—	—	16.43	21.42
Guggenheim VIF All Cap Value	3,086	98,011	118,918	—	118,918	6,537	15.51	29.06
Guggenheim VIF Floating Rate Strategies	6,629	171,670	161,741	—	161,741	18,004	8.92	9.66
Guggenheim VIF Global Managed Futures Strategy	3,578	58,891	58,144	—	58,144	11,133	4.92	7.28
Guggenheim VIF High Yield	1,044	31,504	28,766	—	28,766	2,642	10.34	11.93
Guggenheim VIF Large Cap Value	9,369	365,729	438,449	—	438,449	16,164	27.13	27.13
Guggenheim VIF Long Short Equity	5,846	88,865	103,524	—	103,524	10,156	10.05	10.49
Guggenheim VIF Multi-Hedge Strategies	10,950	275,106	295,762	—	295,762	41,952	6.26	8.72
Guggenheim VIF Small Cap Value	1,115	46,720	52,074	—	52,074	2,073	19.62	35.43
Guggenheim VIF SMid Cap Value	416	29,593	34,545	—	34,545	1,108	30.71	33.56
Guggenheim VIF StylePlus Large Core	430	16,807	24,439	—	24,439	908	26.90	26.90
Guggenheim VIF StylePlus Large Growth	2,335	51,906	61,589	—	61,589	1,945	30.47	34.31
Guggenheim VIF StylePlus Mid Growth	458	28,038	32,611	—	32,611	721	45.01	45.01
Guggenheim VIF StylePlus Small Growth	—	—	—	—	—	—	23.05	23.05
Guggenheim VIF Total Return Bond	26,690	437,555	459,877	—	459,877	42,506	10.52	11.22
Guggenheim VIF World Equity Income	3,711	44,941	65,825	—	65,825	4,032	16.31	16.31
Invesco Oppenheimer V.I. International Growth Fund	176,636	436,535	540,505	—	540,505	36,430	12.42	15.07
Invesco V.I. American Franchise Series I	987	78,308	87,501	—	87,501	4,551	19.16	19.16
Invesco V.I. American Value	728	13,664	14,484	—	14,484	1,094	13.24	13.24
Invesco V.I. Balanced-Risk Allocation	3,245	34,396	34,234	—	34,234	2,865	11.95	11.95
Invesco V.I. Comstock	4,671	87,806	98,324	—	98,324	6,430	15.29	15.29
Invesco V.I. Core Equity	1,844	62,329	69,279	—	69,279	3,395	20.41	20.41
Invesco V.I. Discovery Mid Cap Growth (b)	87	9,665	9,076	—	9,076	415	21.87	21.87
Invesco V.I. Equity and Income (c)	3,845	71,362	79,021	—	79,021	5,713	13.83	13.83
Invesco V.I. Global (b)	2,775	120,865	155,884	—	155,884	7,621	18.44	21.93
Invesco V.I. Global Real Estate	2,381	38,424	41,732	—	41,732	3,124	13.36	13.36
Invesco V.I. Global Strategic Income (b)	27,035	137,459	124,630	—	124,630	15,028	8.21	9.01
Invesco V.I. Government Securities	186	2,207	2,112	—	2,112	281	7.50	7.50
Invesco V.I. Health Care	842	23,418	26,615	—	26,615	1,615	16.42	16.42
Invesco V.I. International Growth	10,346	344,863	421,278	—	421,278	36,583	11.43	12.28
Invesco V.I. Main Street Mid Cap Fund® (b)	2,723	31,708	34,176	—	34,176	2,084	15.73	17.31
Invesco V.I. Main Street Small Cap Fund® (b)	26,273	650,719	810,007	—	810,007	38,170	17.87	22.60
Invesco V.I. Managed Volatility (c)	—	—	—	—	—	—	11.02	11.02
Invesco V.I. S&P 500 Index	775	18,495	17,730	—	17,730	818	21.67	21.67

(b)	Name change. See Note 1.
(c)	Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Invesco V.I. Small Cap Equity	2,901	$52,375	$63,099	$—	$63,099	3,817	$15.39	$19.05
Janus Henderson VIT Enterprise	3,855	257,273	356,532	—	356,532	14,416	23.55	30.38
Janus Henderson VIT Forty	171	7,449	9,665	—	9,665	320	30.18	30.18
Janus Henderson VIT Mid Cap Value	8,232	127,710	151,142	—	151,142	9,277	16.32	16.32
Janus Henderson VIT Overseas	1,606	53,384	65,880	—	65,880	6,594	8.35	10.63
Janus Henderson VIT Research	1,478	56,379	80,296	—	80,296	2,773	24.42	30.74
JPMorgan Insurance Trust Core Bond Portfolio	10,454	114,833	116,768	—	116,768	12,929	8.69	9.21
JPMorgan Insurance Trust Small Cap Core Portfolio	2,157	48,505	60,536	—	60,536	3,661	16.53	16.53
Lord Abbett Series Bond-Debenture VC	38,384	465,258	472,128	—	472,128	41,834	10.84	12.83
Lord Abbett Series Developing Growth VC	3,839	124,459	132,822	—	132,822	5,319	22.44	29.84
Lord Abbett Series Growth and Income VC	2,415	88,655	96,686	—	96,686	6,161	15.70	15.70
Lord Abbett Series Growth Opportunities VC	4,117	57,528	56,358	—	56,358	2,358	23.90	23.90
Lord Abbett Series Total Return VC	9,297	155,785	156,646	—	156,646	15,173	10.32	10.32
MFS® VIT Emerging Markets Equity	2,593	36,516	40,858	—	40,858	4,633	8.82	8.82
MFS® VIT Global Tactical Allocation	2,805	43,933	42,215	—	42,215	4,321	9.77	9.77
MFS® VIT II Research International	6,991	114,639	131,716	—	131,716	11,111	11.85	11.85
MFS® VIT International Intrinsic Value	9,170	235,933	338,913	—	338,913	21,751	14.77	16.01
MFS® VIT New Discovery	4,147	75,563	82,284	—	82,284	3,569	20.02	24.31
MFS® VIT Research	1,645	46,352	62,393	—	62,393	3,055	20.42	20.42
MFS® VIT Total Return	1,545	35,391	41,980	—	41,980	3,109	13.50	13.50
MFS® VIT Utilities	747	22,334	28,074	—	28,074	2,092	13.43	17.18
Morgan Stanley VIF Emerging Markets Equity	6,212	92,765	112,068	—	112,068	10,967	10.21	10.21
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	2,243	26,981	33,348	—	33,348	2,320	14.37	14.37
Morningstar Balanced ETF Asset Allocation Portfolio	125,382	1,400,388	1,480,767	—	1,480,767	123,775	11.94	13.25
Morningstar Conservative ETF Asset Allocation Portfolio	100,979	1,132,569	1,148,136	—	1,148,136	125,327	9.16	9.16
Morningstar Growth ETF Asset Allocation Portfolio	44,550	495,747	559,097	—	559,097	41,793	13.38	13.38
Morningstar Income and Growth ETF Asset Allocation Portfolio	6,193	65,131	69,429	—	69,429	6,597	10.52	10.52
Neuberger Berman AMT Sustainable Equity	9,223	242,705	341,520	—	341,520	20,751	14.34	23.46
PIMCO VIT All Asset	5,676	59,152	66,186	—	66,186	5,749	10.84	12.09
PIMCO VIT CommodityRealReturn Strategy	17,966	149,796	140,854	—	140,854	28,722	4.87	6.08
PIMCO VIT Emerging Markets Bond	20,133	262,370	252,061	—	252,061	23,321	9.62	11.05
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	2,421	28,948	26,482	—	26,482	3,096	8.07	10.93
PIMCO VIT High Yield	303	2,345	2,405	—	2,405	129	18.70	18.70
PIMCO VIT International Bond Portfolio (Unhedged)	9,208	94,193	84,436	—	84,436	10,529	7.77	8.10
PIMCO VIT Low Duration Administrative	49,150	503,352	502,800	—	502,800	64,496	7.77	7.77
PIMCO VIT Low Duration Advisor	29,584	303,684	302,647	—	302,647	39,202	7.62	8.02
PIMCO VIT Real Return Administrative	26,328	347,617	368,333	—	368,333	35,298	10.40	10.40
PIMCO VIT Real Return Advisor	11,635	150,200	162,768	—	162,768	16,693	9.13	10.10
PIMCO VIT Short-Term	43,845	453,451	451,605	—	451,605	55,596	7.78	8.36
PIMCO VIT Total Return Administrative	164,147	1,779,216	1,766,227	—	1,766,227	172,338	10.24	10.24
PIMCO VIT Total Return Advisor	51,513	556,867	554,283	—	554,283	60,585	8.93	9.84
Pioneer Bond VCT	34,976	382,148	395,225	—	395,225	41,151	9.29	9.92
Pioneer Equity Income VCT	742	17,536	14,514	—	14,514	880	16.48	16.48

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Pioneer Real Estate Shares VCT	1,371	$14,861	$14,651	$—	$14,651	1,003	$14.56	$14.56
Pioneer Strategic Income VCT	14,107	144,664	147,139	—	147,139	15,743	9.35	9.35
Probabilities Fund	23,313	211,047	192,102	—	192,102	20,338	8.52	9.51
Putnam VT Growth Opportunities	24,818	230,824	397,582	—	397,582	12,770	30.44	36.23
Putnam VT Income	15,346	175,204	157,757	—	157,757	16,519	8.98	9.55
Putnam VT Large Cap Value (b)	18,589	433,202	572,924	—	572,924	29,504	17.76	21.50
Putnam VT Multi-Asset Absolute Return	5,088	53,345	47,626	—	47,626	6,197	7.68	7.68
Putnam VT Small Cap Growth	1,436	24,259	34,323	—	34,323	1,816	18.89	18.89
Rydex VIF Banking	760	60,894	88,658	—	88,658	7,576	7.01	13.42
Rydex VIF Basic Materials	1,579	124,681	167,338	—	167,338	10,116	14.49	18.02
Rydex VIF Biotechnology	3,383	322,112	335,148	—	335,148	19,558	15.74	33.04
Rydex VIF Commodities Strategy	1,121	84,099	97,627	—	97,627	53,403	1.59	3.56
Rydex VIF Consumer Products	847	53,523	65,800	—	65,800	4,408	12.97	22.04
Rydex VIF Dow 2x Strategy (d)	645	92,374	134,123	—	134,123	3,782	33.21	39.25
Rydex VIF Electronics	1,333	108,379	280,981	—	280,981	16,309	16.13	37.10
Rydex VIF Energy	372	73,953	63,976	—	63,976	12,288	4.12	5.89
Rydex VIF Energy Services	82	39,244	18,111	—	18,111	11,789	1.40	1.66
Rydex VIF Europe 1.25x Strategy (d)	—	22	27	—	27	4	6.84	6.84
Rydex VIF Financial Services	273	23,353	30,796	—	30,796	2,982	10.34	10.34
Rydex VIF Government Long Bond 1.2x Strategy (d)	342	12,784	13,116	—	13,116	963	13.59	13.59
Rydex VIF Health Care	1,929	127,345	186,265	—	186,265	8,932	19.47	27.14
Rydex VIF Internet	1,516	162,104	211,502	—	211,502	11,173	16.80	31.94
Rydex VIF Inverse Government Long Bond Strategy (d)	38	3,708	2,547	—	2,547	1,751	1.00	1.45
Rydex VIF Inverse Russell 2000® Strategy (d)	16	1,033	494	—	494	1,378	0.36	0.36
Rydex VIF Inverse S&P 500 Strategy (d)	110	10,981	3,409	—	3,409	4,489	0.76	0.76
Rydex VIF Japan 2x Strategy (d)	685	56,349	69,784	—	69,784	4,775	13.29	14.64
Rydex VIF Leisure	473	48,814	57,647	—	57,647	3,801	15.09	15.19
Rydex VIF Mid-Cap 1.5x Strategy (d)	349	89,135	84,735	—	84,735	3,595	21.63	37.15
Rydex VIF Money Market	2,317,979	2,317,979	2,317,979	—	2,317,979	439,193	4.73	6.95
Rydex VIF NASDAQ-100®	6,379	346,840	464,911	—	464,911	11,856	34.45	48.76
Rydex VIF NASDAQ-100® 2x Strategy (d)	57	6,626	10,981	—	10,981	118	92.82	92.82
Rydex VIF Nova (d)	242	26,947	47,681	—	47,681	1,639	26.72	31.60
Rydex VIF Precious Metals	3,717	116,983	153,319	—	153,319	14,483	10.32	11.04
Rydex VIF Real Estate	2,016	74,141	102,900	—	102,900	5,854	13.13	18.86
Rydex VIF Retailing	534	62,359	71,695	—	71,695	3,272	17.50	23.84
Rydex VIF Russell 2000® 1.5x Strategy (d)	7	732	596	—	596	24	24.53	24.53
Rydex VIF Russell 2000® 2x Strategy (d)	2	305	365	—	365	23	15.85	15.85
Rydex VIF S&P 500 2x Strategy (d)	486	114,800	242,629	—	242,629	5,396	36.02	45.14
Rydex VIF S&P 500 Pure Growth	3,785	207,029	265,263	—	265,263	10,582	22.05	30.54
Rydex VIF S&P 500 Pure Value	11,532	494,188	706,320	—	706,320	44,842	13.75	16.94

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Rydex VIF S&P MidCap 400 Pure Growth	3,915	$160,538	$183,320	$—	$183,320	11,064	$13.74	$22.71
Rydex VIF S&P MidCap 400 Pure Value	3,414	157,248	186,870	—	186,870	10,852	14.58	19.33
Rydex VIF S&P SmallCap 600 Pure Growth	560	30,805	40,384	—	40,384	1,904	15.42	21.41
Rydex VIF S&P SmallCap 600 Pure Value	632	35,566	54,090	—	54,090	3,814	11.56	14.41
Rydex VIF Strengthening Dollar 2x Strategy (d)	61	2,575	2,370	—	2,370	596	3.98	3.98
Rydex VIF Technology	5,995	1,148,636	1,244,708	—	1,244,708	55,385	19.49	32.58
Rydex VIF Telecommunications	—	—	—	—	—	—	5.81	11.32
Rydex VIF Transportation	327	33,671	40,788	—	40,788	1,861	19.91	23.95
Rydex VIF Utilities	2,685	77,177	93,607	—	93,607	7,840	10.08	15.48
Rydex VIF Weakening Dollar 2x Strategy (d)	—	—	—	—	—	—	3.26	3.26
T. Rowe Price Blue Chip Growth	52,577	2,299,410	2,653,543	—	2,653,543	86,290	27.74	37.36
T. Rowe Price Equity Income	19,808	543,662	592,444	—	592,444	31,741	14.67	19.18
T. Rowe Price Health Sciences	6,280	284,189	384,258	—	384,258	12,637	25.26	42.98
T. Rowe Price Limited-Term Bond	12,995	62,988	63,544	—	63,544	8,147	7.71	8.00
Templeton Developing Markets VIP Fund	42,827	460,192	456,969	—	456,969	28,408	10.25	21.03
Templeton Foreign VIP Fund	42,900	596,481	583,009	—	583,009	54,615	8.01	13.56
Templeton Global Bond VIP Fund	15,607	250,414	204,921	—	204,921	28,679	6.71	7.45
VanEck VIP Global Gold	1,376	14,939	12,051	—	12,051	1,202	10.05	10.05
VanEck VIP Global Resources (b)	3,643	94,581	92,866	—	92,866	17,874	5.09	6.46
Vanguard® VIF Balanced	9,898	218,111	281,191	—	281,191	18,925	14.47	15.62
Vanguard® VIF Capital Growth	1,400	58,855	70,943	—	70,943	3,798	18.67	18.67
Vanguard® VIF Conservative Allocation	6,305	154,968	180,320	—	180,320	15,706	11.48	11.48
Vanguard® VIF Diversified Value	8,487	133,955	148,092	—	148,092	9,492	15.40	16.62
Vanguard® VIF Equity Income	25,444	565,100	707,598	—	707,598	46,530	15.03	16.22
Vanguard® VIF Equity Index	13,409	631,267	877,885	—	877,885	43,966	18.84	20.33
Vanguard® VIF Global Bond Index	464	9,937	9,885	—	9,885	1,021	9.68	9.68
Vanguard® VIF Growth	7,298	192,541	279,307	—	279,307	12,940	21.58	21.58
Vanguard® VIF High Yield Bond	23,666	183,663	190,749	—	190,749	17,217	10.71	11.56
Vanguard® VIF International	14,107	436,346	560,067	—	560,067	28,915	18.70	20.18
Vanguard® VIF Mid-Cap Index	24,057	530,148	709,214	—	709,214	40,067	16.74	18.07
Vanguard® VIF Moderate Allocation	41,305	1,341,396	1,399,817	—	1,399,817	102,005	12.83	13.85
Vanguard® VIF Real Estate Index	8,646	116,385	143,170	—	143,170	10,088	13.97	15.08
Vanguard® VIF Short Term Investment Grade	31,215	334,053	336,499	—	336,499	37,674	8.70	9.39
Vanguard® VIF Small Company Growth (d)	3,016	66,987	79,926	—	79,926	4,593	17.16	18.52
Vanguard® VIF Total Bond Market Index	98,854	1,181,962	1,207,992	—	1,207,992	128,716	9.01	9.72
Vanguard® VIF Total International Stock Market Index	6,086	125,020	147,460	—	147,460	12,808	11.43	11.90
Vanguard® VIF Total Stock Market Index	12,307	479,952	700,754	—	700,754	37,353	18.52	19.99
Virtus Duff & Phelps Real Estate Securities Series	3,985	87,219	100,899	—	100,899	5,820	16.59	17.53
Virtus KAR Small-Cap Growth Series	24,325	896,748	879,849	—	879,849	25,408	34.13	36.97
Virtus Newfleet Multi-Sector Intermediate Bond Series	6,526	61,357	61,347	—	61,347	6,417	9.56	9.56

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Virtus SGA International Growth Series	18,130	$250,627	$261,079	$—	$261,079	26,748	$9.76	$9.76
Voya MidCap Opportunities Portfolio	4,156	54,905	67,072	—	67,072	3,310	20.26	20.26
VY Clarion Global Real Estate Portfolio	2,492	29,592	34,541	—	34,541	2,748	12.03	13.32
VY Clarion Real Estate Portfolio	646	17,913	29,575	—	29,575	1,673	17.68	17.68

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets

Years Ended December 31, 2021 and 2020, Except as Noted

	7Twelve Balanced Portfolio	AB VPS Growth and Income	AB VPS Small/Mid Cap Value
Net assets as of December 31, 2019	$77,319	$26,552	$26,128

Investment income (loss):
Dividend distributions	736	312	20
Investment Expenses:
Mortality and expense risk and administrative charges	(508)	(341)	(32)

Net investment income (loss)	228	(29)	(12)

Increase (decrease) in net assets from operations:
Capital gain distributions	970	1,278	120
Realized capital gain (loss) on investments	(1,140)	(65)	(6,945)
Change in unrealized appreciation (depreciation)	(1,776)	(922)	2,291

Net gain (loss) on investments	(1,946)	291	(4,534)

Net increase (decrease) in net assets from operations	(1,718)	262	(4,546)

Contract owner transactions:
Variable annuity deposits	—	—	130
Terminations, withdrawals and annuity payments	—	—	(18,698)
Transfers between subaccounts, net	(35,000)	—	—
Maintenance charges and mortality adjustments	(15)	—	(21)

Increase (decrease) in net assets from contract transactions	(35,015)	—	(18,589)

Total increase (decrease) in net assets	(36,733)	262	(23,135)

Net assets as of December 31, 2020	$40,586	$26,814	$2,993

Investment income (loss):
Dividend distributions	3,873	200	22
Investment Expenses:
Mortality and expense risk and administrative charges	(4,572)	(453)	(10)

Net investment income (loss)	(699)	(253)	12

Increase (decrease) in net assets from operations:
Capital gain distributions	9,071	—	—
Realized capital gain (loss) on investments	38	42	9
Change in unrealized appreciation (depreciation)	3,864	7,183	1,031

Net gain (loss) on investments	12,973	7,225	1,040

Net increase (decrease) in net assets from operations	12,274	6,972	1,052

Contract owner transactions:
Variable annuity deposits	517,403	—	—
Terminations, withdrawals and annuity payments	—	—	(38)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(28)	(5)	(20)

Increase (decrease) in net assets from contract transactions	517,375	(5)	(58)

Total increase (decrease) in net assets	529,649	6,967	994

Net assets as of December 31, 2021	$570,235	$33,781	$3,987

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	AFIS Capital World Growth and Income (b)	AFIS U.S. Government Securities (b)	AFIS Washington Mutual Investors (b)
Net assets as of December 31, 2019	$150,886	$197,827	$616,034

Investment income (loss):
Dividend distributions	1,690	13,443	8,986
Investment Expenses:
Mortality and expense risk and administrative charges	(997)	(10,852)	(6,639)

Net investment income (loss)	693	2,591	2,347

Increase (decrease) in net assets from operations:
Capital gain distributions	3,631	16,232	7,040
Realized capital gain (loss) on investments	(39)	4,279	(715)
Change in unrealized appreciation (depreciation)	8,718	28,997	32,920

Net gain (loss) on investments	12,310	49,508	39,245

Net increase (decrease) in net assets from operations	13,003	52,099	41,592

Contract owner transactions:
Variable annuity deposits	—	486,958	—
Terminations, withdrawals and annuity payments	—	(19,748)	(20,606)
Transfers between subaccounts, net	16,885	95,587	—
Maintenance charges and mortality adjustments	(86)	—	(140)

Increase (decrease) in net assets from contract transactions	16,799	562,797	(20,746)

Total increase (decrease) in net assets	29,802	614,896	20,846

Net assets as of December 31, 2020	$180,688	$812,723	$636,880

Investment income (loss):
Dividend distributions	2,870	8,310	9,657
Investment Expenses:
Mortality and expense risk and administrative charges	(1,357)	(11,570)	(8,217)

Net investment income (loss)	1,513	(3,260)	1,440

Increase (decrease) in net assets from operations:
Capital gain distributions	4,374	69,958	—
Realized capital gain (loss) on investments	240	(290)	1,722
Change in unrealized appreciation (depreciation)	18,562	(85,126)	165,751

Net gain (loss) on investments	23,176	(15,458)	167,473

Net increase (decrease) in net assets from operations	24,689	(18,718)	168,913

Contract owner transactions:
Variable annuity deposits	6,146	4,072	33,095
Terminations, withdrawals and annuity payments	—	(662)	(184)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(250)	(101)	(465)

Increase (decrease) in net assets from contract transactions	5,896	3,309	32,446

Total increase (decrease) in net assets	30,585	(15,409)	201,359

Net assets as of December 31, 2021	$211,273	$797,314	$838,239

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Alger Capital Appreciation (d)	Alger Large Cap Growth (d)	Allspring Omega Growth VT (b)
Net assets as of December 31, 2019	$762,913	$7,209	$66,048

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(7,735)	(1,271)	(1,080)

Net investment income (loss)	(7,735)	(1,271)	(1,080)

Increase (decrease) in net assets from operations:
Capital gain distributions	141,008	21,708	5,759
Realized capital gain (loss) on investments	3,657	1,185	173
Change in unrealized appreciation (depreciation)	159,037	32,766	22,303

Net gain (loss) on investments	303,702	55,659	28,235

Net increase (decrease) in net assets from operations	295,967	54,388	27,155

Contract owner transactions:
Variable annuity deposits	543	—	—
Terminations, withdrawals and annuity payments	(27,705)	(3,939)	—
Transfers between subaccounts, net	1,469	106,214	—
Maintenance charges and mortality adjustments	(267)	(347)	—

Increase (decrease) in net assets from contract transactions	(25,960)	101,928	—

Total increase (decrease) in net assets	270,007	156,316	27,155

Net assets as of December 31, 2020	$1,032,920	$163,525	$93,203

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(9,402)	(427)	(1,642)

Net investment income (loss)	(9,402)	(427)	(1,642)

Increase (decrease) in net assets from operations:
Capital gain distributions	253,419	9,190	12,400
Realized capital gain (loss) on investments	24,043	37,497	453
Change in unrealized appreciation (depreciation)	(86,703)	(33,753)	2,620

Net gain (loss) on investments	190,759	12,934	15,473

Net increase (decrease) in net assets from operations	181,357	12,507	13,831

Contract owner transactions:
Variable annuity deposits	6,199	—	17,331
Terminations, withdrawals and annuity payments	(39,114)	(15,591)	—
Transfers between subaccounts, net	(44,196)	(121,208)	—
Maintenance charges and mortality adjustments	(599)	(139)	(20)

Increase (decrease) in net assets from contract transactions	(77,710)	(136,938)	17,311

Total increase (decrease) in net assets	103,647	(124,431)	31,142

Net assets as of December 31, 2021	$1,136,567	$39,094	$124,345

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Allspring Opportunity VT (b)	ALPS/Alerian Energy Infrastructure	American Century VP Disciplined Core Value
Net assets as of December 31, 2019	$137,478	$138,825	$159,845

Investment income (loss):
Dividend distributions	555	2,792	2,490
Investment Expenses:
Mortality and expense risk and administrative charges	(1,793)	(592)	(545)

Net investment income (loss)	(1,238)	2,200	1,945

Increase (decrease) in net assets from operations:
Capital gain distributions	9,601	—	7,549
Realized capital gain (loss) on investments	4	(3,611)	8,284
Change in unrealized appreciation (depreciation)	14,761	(35,412)	(903)

Net gain (loss) on investments	24,366	(39,023)	14,930

Net increase (decrease) in net assets from operations	23,128	(36,823)	16,875

Contract owner transactions:
Variable annuity deposits	3	4	—
Terminations, withdrawals and annuity payments	(11,565)	(696)	(57,423)
Transfers between subaccounts, net	(2,855)	(2,801)	(1,280)
Maintenance charges and mortality adjustments	(256)	(22)	(124)

Increase (decrease) in net assets from contract transactions	(14,673)	(3,515)	(58,827)

Total increase (decrease) in net assets	8,455	(40,338)	(41,952)

Net assets as of December 31, 2020	$145,933	$98,487	$117,893

Investment income (loss):
Dividend distributions	57	2,715	1,661
Investment Expenses:
Mortality and expense risk and administrative charges	(2,003)	(732)	(1,125)

Net investment income (loss)	(1,946)	1,983	536

Increase (decrease) in net assets from operations:
Capital gain distributions	6,845	—	29,124
Realized capital gain (loss) on investments	10,200	(1,301)	366
Change in unrealized appreciation (depreciation)	14,784	36,722	3,325

Net gain (loss) on investments	31,829	35,421	32,815

Net increase (decrease) in net assets from operations	29,883	37,404	33,351

Contract owner transactions:
Variable annuity deposits	12,767	8,665	—
Terminations, withdrawals and annuity payments	(43,430)	(627)	(974)
Transfers between subaccounts, net	(2,501)	(6,641)	63,133
Maintenance charges and mortality adjustments	(216)	(66)	(448)

Increase (decrease) in net assets from contract transactions	(33,380)	1,331	61,711

Total increase (decrease) in net assets	(3,497)	38,735	95,062

Net assets as of December 31, 2021	$142,436	$137,222	$212,955

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	American Century VP Inflation Protection	American Century VP International	American Century VP Mid Cap Value (d)
Net assets as of December 31, 2019	$28,883	$60,066	$51,989

Investment income (loss):
Dividend distributions	411	229	769
Investment Expenses:
Mortality and expense risk and administrative charges	(110)	(721)	(300)

Net investment income (loss)	301	(492)	469

Increase (decrease) in net assets from operations:
Capital gain distributions	—	881	—
Realized capital gain (loss) on investments	7	(1,593)	(21)
Change in unrealized appreciation (depreciation)	2,335	9,917	(220)

Net gain (loss) on investments	2,342	9,205	(241)

Net increase (decrease) in net assets from operations	2,643	8,713	228

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(9,623)	—
Transfers between subaccounts, net	—	8	—
Maintenance charges and mortality adjustments	(26)	—	(39)

Increase (decrease) in net assets from contract transactions	(26)	(9,615)	(39)

Total increase (decrease) in net assets	2,617	(902)	189

Net assets as of December 31, 2020	$31,500	$59,164	$52,178

Investment income (loss):
Dividend distributions	1,139	9	615
Investment Expenses:
Mortality and expense risk and administrative charges	(92)	(905)	(336)

Net investment income (loss)	1,047	(896)	279

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,736	—
Realized capital gain (loss) on investments	12	204	205
Change in unrealized appreciation (depreciation)	1,039	3,122	11,142

Net gain (loss) on investments	1,051	5,062	11,347

Net increase (decrease) in net assets from operations	2,098	4,166	11,626

Contract owner transactions:
Variable annuity deposits	21,431	—	—
Terminations, withdrawals and annuity payments	—	—	(780)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(44)	(11)	(103)

Increase (decrease) in net assets from contract transactions	21,387	(11)	(883)

Total increase (decrease) in net assets	23,485	4,155	10,743

Net assets as of December 31, 2021	$54,985	$63,319	$62,921

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	American Century VP Value	American Funds IS® Asset Allocation	American Funds IS® Capital World Bond
Net assets as of December 31, 2019	$37,876	$482,284	$99,652

Investment income (loss):
Dividend distributions	715	10,117	1,076
Investment Expenses:
Mortality and expense risk and administrative charges	(250)	(7,343)	(409)

Net investment income (loss)	465	2,774	667

Increase (decrease) in net assets from operations:
Capital gain distributions	848	2,238	1,712
Realized capital gain (loss) on investments	(9)	3,557	80
Change in unrealized appreciation (depreciation)	(1,284)	68,599	6,611

Net gain (loss) on investments	(445)	74,394	8,403

Net increase (decrease) in net assets from operations	20	77,168	9,070

Contract owner transactions:
Variable annuity deposits	—	1,000	4,019
Terminations, withdrawals and annuity payments	—	(94,722)	—
Transfers between subaccounts, net	—	376,744	(2,768)
Maintenance charges and mortality adjustments	(18)	(777)	—

Increase (decrease) in net assets from contract transactions	(18)	282,245	1,251

Total increase (decrease) in net assets	2	359,413	10,321

Net assets as of December 31, 2020	$37,878	$841,697	$109,973

Investment income (loss):
Dividend distributions	807	12,310	1,705
Investment Expenses:
Mortality and expense risk and administrative charges	(392)	(12,035)	(367)

Net investment income (loss)	415	275	1,338

Increase (decrease) in net assets from operations:
Capital gain distributions	—	30,234	2,698
Realized capital gain (loss) on investments	110	2,166	8
Change in unrealized appreciation (depreciation)	8,819	78,660	(10,449)

Net gain (loss) on investments	8,929	111,060	(7,743)

Net increase (decrease) in net assets from operations	9,344	111,335	(6,405)

Contract owner transactions:
Variable annuity deposits	8,665	1,000	11,145
Terminations, withdrawals and annuity payments	(206)	(1,538)	—
Transfers between subaccounts, net	—	592,395	—
Maintenance charges and mortality adjustments	(60)	(1,130)	—

Increase (decrease) in net assets from contract transactions	8,399	590,727	11,145

Total increase (decrease) in net assets	17,743	702,062	4,740

Net assets as of December 31, 2021	$55,621	$1,543,759	$114,713

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	American Funds IS® Global Growth	American Funds IS® Global Small Capitalization	American Funds IS® Growth
Net assets as of December 31, 2019	$272,025	$5,827	$300,453

Investment income (loss):
Dividend distributions	455	4	687
Investment Expenses:
Mortality and expense risk and administrative charges	(3,577)	(60)	(4,410)

Net investment income (loss)	(3,122)	(56)	(3,723)

Increase (decrease) in net assets from operations:
Capital gain distributions	8,074	216	7,995
Realized capital gain (loss) on investments	953	(457)	2,400
Change in unrealized appreciation (depreciation)	71,243	702	139,060

Net gain (loss) on investments	80,270	461	149,455

Net increase (decrease) in net assets from operations	77,148	405	145,732

Contract owner transactions:
Variable annuity deposits	—	360	—
Terminations, withdrawals and annuity payments	(1,674)	(140)	(2,699)
Transfers between subaccounts, net	—	(1,748)	(6,919)
Maintenance charges and mortality adjustments	(614)	—	(876)

Increase (decrease) in net assets from contract transactions	(2,288)	(1,528)	(10,494)

Total increase (decrease) in net assets	74,860	(1,123)	135,238

Net assets as of December 31, 2020	$346,885	$4,704	$435,691

Investment income (loss):
Dividend distributions	803	—	388
Investment Expenses:
Mortality and expense risk and administrative charges	(4,747)	(1,248)	(8,759)

Net investment income (loss)	(3,944)	(1,248)	(8,371)

Increase (decrease) in net assets from operations:
Capital gain distributions	18,429	2,137	84,609
Realized capital gain (loss) on investments	21,542	70	7,349
Change in unrealized appreciation (depreciation)	16,537	(2,562)	31,138

Net gain (loss) on investments	56,508	(355)	123,096

Net increase (decrease) in net assets from operations	52,564	(1,603)	114,725

Contract owner transactions:
Variable annuity deposits	16,434	28,049	116,500
Terminations, withdrawals and annuity payments	(3,110)	(1,222)	(3,641)
Transfers between subaccounts, net	(492)	88,431	93,815
Maintenance charges and mortality adjustments	(905)	(282)	(1,367)

Increase (decrease) in net assets from contract transactions	11,927	114,976	205,307

Total increase (decrease) in net assets	64,491	113,373	320,032

Net assets as of December 31, 2021	$411,376	$118,077	$755,723

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	American Funds IS® Growth- Income	American Funds IS® International	American Funds IS® International Growth and Income
Net assets as of December 31, 2019	$385,683	$92,669	$120,803

Investment income (loss):
Dividend distributions	4,297	175	1,492
Investment Expenses:
Mortality and expense risk and administrative charges	(3,900)	(525)	(603)

Net investment income (loss)	397	(350)	889

Increase (decrease) in net assets from operations:
Capital gain distributions	11,655	—	—
Realized capital gain (loss) on investments	(3,812)	(13,210)	(25)
Change in unrealized appreciation (depreciation)	41,202	4,717	5,955

Net gain (loss) on investments	49,045	(8,493)	5,930

Net increase (decrease) in net assets from operations	49,442	(8,843)	6,819

Contract owner transactions:
Variable annuity deposits	1,637	—	6,118
Terminations, withdrawals and annuity payments	(31,182)	(34,424)	—
Transfers between subaccounts, net	(28,254)	(2,209)	—
Maintenance charges and mortality adjustments	(259)	(17)	(85)

Increase (decrease) in net assets from contract transactions	(58,058)	(36,650)	6,033

Total increase (decrease) in net assets	(8,616)	(45,493)	12,852

Net assets as of December 31, 2020	$377,067	$47,176	$133,655

Investment income (loss):
Dividend distributions	3,055	1,340	3,461
Investment Expenses:
Mortality and expense risk and administrative charges	(4,287)	(459)	(612)

Net investment income (loss)	(1,232)	881	2,849

Increase (decrease) in net assets from operations:
Capital gain distributions	3,148	—	—
Realized capital gain (loss) on investments	28,913	60	1,714
Change in unrealized appreciation (depreciation)	42,959	(2,997)	(248)

Net gain (loss) on investments	75,020	(2,937)	1,466

Net increase (decrease) in net assets from operations	73,788	(2,056)	4,315

Contract owner transactions:
Variable annuity deposits	—	11,315	11,335
Terminations, withdrawals and annuity payments	(105,554)	—	(22,777)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(361)	(54)	(14)

Increase (decrease) in net assets from contract transactions	(105,915)	11,261	(11,456)

Total increase (decrease) in net assets	(32,127)	9,205	(7,141)

Net assets as of December 31, 2021	$344,940	$56,381	$126,514

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	American Funds IS® New World	BlackRock Advantage Large Cap Core V.I.	BlackRock Basic Value V.I.
Net assets as of December 31, 2019	$118,913	$170,170	$43,592

Investment income (loss):
Dividend distributions	43	1,564	431
Investment Expenses:
Mortality and expense risk and administrative charges	(1,100)	(838)	(354)

Net investment income (loss)	(1,057)	726	77

Increase (decrease) in net assets from operations:
Capital gain distributions	1,213	16,416	530
Realized capital gain (loss) on investments	194	(16)	(6,799)
Change in unrealized appreciation (depreciation)	14,575	15,046	1,833

Net gain (loss) on investments	15,982	31,446	(4,436)

Net increase (decrease) in net assets from operations	14,925	32,172	(4,359)

Contract owner transactions:
Variable annuity deposits	5,474	—	2,640
Terminations, withdrawals and annuity payments	(36,912)	—	(3,649)
Transfers between subaccounts, net	4,476	—	(13,826)
Maintenance charges and mortality adjustments	(15)	(18)	—

Increase (decrease) in net assets from contract transactions	(26,977)	(18)	(14,835)

Total increase (decrease) in net assets	(12,052)	32,154	(19,194)

Net assets as of December 31, 2020	$106,861	$202,324	$24,398

Investment income (loss):
Dividend distributions	874	170	337
Investment Expenses:
Mortality and expense risk and administrative charges	(1,543)	(894)	(422)

Net investment income (loss)	(669)	(724)	(85)

Increase (decrease) in net assets from operations:
Capital gain distributions	3,954	103,197	4,409
Realized capital gain (loss) on investments	350	(1,054)	56
Change in unrealized appreciation (depreciation)	(714)	(45,602)	476

Net gain (loss) on investments	3,590	56,541	4,941

Net increase (decrease) in net assets from operations	2,921	55,817	4,856

Contract owner transactions:
Variable annuity deposits	20,138	—	2,420
Terminations, withdrawals and annuity payments	—	(9,679)	(430)
Transfers between subaccounts, net	9,999	—	—
Maintenance charges and mortality adjustments	(54)	(56)	(5)

Increase (decrease) in net assets from contract transactions	30,083	(9,735)	1,985

Total increase (decrease) in net assets	33,004	46,082	6,841

Net assets as of December 31, 2021	$139,865	$248,406	$31,239

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	BlackRock Equity Dividend V.I.	BlackRock Global Allocation V.I.	BlackRock High Yield V.I.
Net assets as of December 31, 2019	$239,933	$126,235	$712,147

Investment income (loss):
Dividend distributions	3,554	1,715	32,119
Investment Expenses:
Mortality and expense risk and administrative charges	(2,739)	(1,464)	(5,401)

Net investment income (loss)	815	251	26,718

Increase (decrease) in net assets from operations:
Capital gain distributions	6,791	8,330	—
Realized capital gain (loss) on investments	(7,787)	97	(6,030)
Change in unrealized appreciation (depreciation)	(7,489)	15,638	10,664

Net gain (loss) on investments	(8,485)	24,065	4,634

Net increase (decrease) in net assets from operations	(7,670)	24,316	31,352

Contract owner transactions:
Variable annuity deposits	—	—	849
Terminations, withdrawals and annuity payments	(2,599)	(560)	(106,546)
Transfers between subaccounts, net	(24,425)	—	(34,770)
Maintenance charges and mortality adjustments	(20)	(35)	(1,100)

Increase (decrease) in net assets from contract transactions	(27,044)	(595)	(141,567)

Total increase (decrease) in net assets	(34,714)	23,721	(110,215)

Net assets as of December 31, 2020	$205,219	$149,956	$601,932

Investment income (loss):
Dividend distributions	3,021	1,290	25,570
Investment Expenses:
Mortality and expense risk and administrative charges	(3,379)	(1,709)	(4,620)

Net investment income (loss)	(358)	(419)	20,950

Increase (decrease) in net assets from operations:
Capital gain distributions	29,530	26,122	1,698
Realized capital gain (loss) on investments	624	363	1,299
Change in unrealized appreciation (depreciation)	8,308	(18,190)	1,890

Net gain (loss) on investments	38,462	8,295	4,887

Net increase (decrease) in net assets from operations	38,104	7,876	25,837

Contract owner transactions:
Variable annuity deposits	—	—	569
Terminations, withdrawals and annuity payments	—	(510)	(24,010)
Transfers between subaccounts, net	—	—	(2,667)
Maintenance charges and mortality adjustments	(39)	(110)	(1,188)

Increase (decrease) in net assets from contract transactions	(39)	(620)	(27,296)

Total increase (decrease) in net assets	38,065	7,256	(1,459)

Net assets as of December 31, 2021	$243,284	$157,212	$600,473

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	BlackRock Large Cap Focus Growth V.I.	BNY Mellon IP Small Cap Stock Index	BNY Mellon IP Technology Growth
Net assets as of December 31, 2019	$107,140	$82,888	$207,472

Investment income (loss):
Dividend distributions	—	864	229
Investment Expenses:
Mortality and expense risk and administrative charges	(1,504)	(635)	(4,112)

Net investment income (loss)	(1,504)	229	(3,883)

Increase (decrease) in net assets from operations:
Capital gain distributions	6,172	4,919	36,643
Realized capital gain (loss) on investments	3,306	(2,472)	(9,729)
Change in unrealized appreciation (depreciation)	26,755	17,392	107,710

Net gain (loss) on investments	36,233	19,839	134,624

Net increase (decrease) in net assets from operations	34,729	20,068	130,741

Contract owner transactions:
Variable annuity deposits	1,303	—	10,245
Terminations, withdrawals and annuity payments	(32,908)	(8,509)	(13,895)
Transfers between subaccounts, net	—	36,259	34,749
Maintenance charges and mortality adjustments	(257)	(82)	(744)

Increase (decrease) in net assets from contract transactions	(31,862)	27,668	30,355

Total increase (decrease) in net assets	2,867	47,736	161,096

Net assets as of December 31, 2020	$110,007	$130,624	$368,568

Investment income (loss):
Dividend distributions	—	1,157	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,737)	(940)	(3,773)

Net investment income (loss)	(1,737)	217	(3,773)

Increase (decrease) in net assets from operations:
Capital gain distributions	18,783	2,370	32,822
Realized capital gain (loss) on investments	615	13,414	54,956
Change in unrealized appreciation (depreciation)	20	16,426	(59,445)

Net gain (loss) on investments	19,418	32,210	28,333

Net increase (decrease) in net assets from operations	17,681	32,427	24,560

Contract owner transactions:
Variable annuity deposits	—	—	17
Terminations, withdrawals and annuity payments	—	(11,741)	(18,853)
Transfers between subaccounts, net	—	(20,868)	(128,671)
Maintenance charges and mortality adjustments	(308)	(188)	(527)

Increase (decrease) in net assets from contract transactions	(308)	(32,797)	(148,034)

Total increase (decrease) in net assets	17,373	(370)	(123,474)

Net assets as of December 31, 2021	$127,380	$130,254	$245,094

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Delaware Ivy VIP Asset Strategy (b)	Delaware Ivy VIP Balanced (b)	Delaware Ivy VIP Energy (b)
Net assets as of December 31, 2019	$37,811	$47,351	$6,417

Investment income (loss):
Dividend distributions	776	653	53
Investment Expenses:
Mortality and expense risk and administrative charges	(135)	(540)	(46)

Net investment income (loss)	641	113	7

Increase (decrease) in net assets from operations:
Capital gain distributions	639	2,489	—
Realized capital gain (loss) on investments	(89)	(50)	(2,286)
Change in unrealized appreciation (depreciation)	3,813	3,507	(507)

Net gain (loss) on investments	4,363	5,946	(2,793)

Net increase (decrease) in net assets from operations	5,004	6,059	(2,786)

Contract owner transactions:
Variable annuity deposits	—	—	247
Terminations, withdrawals and annuity payments	(421)	—	—
Transfers between subaccounts, net	—	—	(962)
Maintenance charges and mortality adjustments	(41)	(25)	—

Increase (decrease) in net assets from contract transactions	(462)	(25)	(715)

Total increase (decrease) in net assets	4,542	6,034	(3,501)

Net assets as of December 31, 2020	$42,353	$53,385	$2,916

Investment income (loss):
Dividend distributions	719	569	60
Investment Expenses:
Mortality and expense risk and administrative charges	(111)	(647)	(56)

Net investment income (loss)	608	(78)	4

Increase (decrease) in net assets from operations:
Capital gain distributions	4,632	3,466	—
Realized capital gain (loss) on investments	21	49	(37)
Change in unrealized appreciation (depreciation)	(978)	4,396	1,220

Net gain (loss) on investments	3,675	7,911	1,183

Net increase (decrease) in net assets from operations	4,283	7,833	1,187

Contract owner transactions:
Variable annuity deposits	—	—	220
Terminations, withdrawals and annuity payments	(388)	—	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(99)	(55)	(1)

Increase (decrease) in net assets from contract transactions	(487)	(55)	219

Total increase (decrease) in net assets	3,796	7,778	1,406

Net assets as of December 31, 2021	$46,149	$61,163	$4,322

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Delaware Ivy VIP Global Equity Income (b)	Delaware Ivy VIP Global Growth (b)	Delaware Ivy VIP Growth (b)
Net assets as of December 31, 2019	$9,375	$108,492	$8,127

Investment income (loss):
Dividend distributions	217	444	—
Investment Expenses:
Mortality and expense risk and administrative charges	(123)	(1,239)	(32)

Net investment income (loss)	94	(795)	(32)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	1,176
Realized capital gain (loss) on investments	(37)	(633)	4
Change in unrealized appreciation (depreciation)	99	22,265	1,288

Net gain (loss) on investments	62	21,632	2,468

Net increase (decrease) in net assets from operations	156	20,837	2,436

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	—	(29)	(39)

Increase (decrease) in net assets from contract transactions	—	(29)	(39)

Total increase (decrease) in net assets	156	20,808	2,397

Net assets as of December 31, 2020	$9,531	$129,300	$10,524

Investment income (loss):
Dividend distributions	228	78	—
Investment Expenses:
Mortality and expense risk and administrative charges	(151)	(1,562)	(30)

Net investment income (loss)	77	(1,484)	(30)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	6,617	1,123
Realized capital gain (loss) on investments	(9)	(269)	20
Change in unrealized appreciation (depreciation)	1,389	16,560	2,004

Net gain (loss) on investments	1,380	22,908	3,147

Net increase (decrease) in net assets from operations	1,457	21,424	3,117

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(1)	(83)	(66)

Increase (decrease) in net assets from contract transactions	(1)	(83)	(66)

Total increase (decrease) in net assets	1,456	21,341	3,051

Net assets as of December 31, 2021	$10,987	$150,641	$13,575

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Delaware Ivy VIP High Income (b)	Delaware Ivy VIP International Core Equity (b)	Delaware Ivy VIP Limited-Term Bond (b)
Net assets as of December 31, 2019	$63,132	$100,052	$282,742

Investment income (loss):
Dividend distributions	3,624	2,141	7,611
Investment Expenses:
Mortality and expense risk and administrative charges	(464)	(616)	(1,021)

Net investment income (loss)	3,160	1,525	6,590

Increase (decrease) in net assets from operations:
Capital gain distributions	—	17	—
Realized capital gain (loss) on investments	(1,834)	(11,828)	700
Change in unrealized appreciation (depreciation)	88	7,092	2,890

Net gain (loss) on investments	(1,746)	(4,719)	3,590

Net increase (decrease) in net assets from operations	1,414	(3,194)	10,180

Contract owner transactions:
Variable annuity deposits	600	1,194	—
Terminations, withdrawals and annuity payments	—	(59,597)	(15,863)
Transfers between subaccounts, net	(9,231)	(1,122)	—
Maintenance charges and mortality adjustments	(34)	—	(31)

Increase (decrease) in net assets from contract transactions	(8,665)	(59,525)	(15,894)

Total increase (decrease) in net assets	(7,251)	(62,719)	(5,714)

Net assets as of December 31, 2020	$55,881	$37,333	$277,028

Investment income (loss):
Dividend distributions	3,875	427	4,177
Investment Expenses:
Mortality and expense risk and administrative charges	(454)	(597)	(692)

Net investment income (loss)	3,421	(170)	3,485

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	1,127
Realized capital gain (loss) on investments	(31)	27	230
Change in unrealized appreciation (depreciation)	(321)	4,828	(6,889)

Net gain (loss) on investments	(352)	4,855	(5,532)

Net increase (decrease) in net assets from operations	3,069	4,685	(2,047)

Contract owner transactions:
Variable annuity deposits	550	550	—
Terminations, withdrawals and annuity payments	(88)	(206)	(11,563)
Transfers between subaccounts, net	8,310	—	—
Maintenance charges and mortality adjustments	(115)	(9)	(68)

Increase (decrease) in net assets from contract transactions	8,657	335	(11,631)

Total increase (decrease) in net assets	11,726	5,020	(13,678)

Net assets as of December 31, 2021	$67,607	$42,353	$263,350

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Delaware Ivy VIP Mid Cap Growth (b)	Delaware Ivy VIP Natural Resources (b)	Delaware Ivy VIP Science And Technology (b)
Net assets as of December 31, 2019	$76,101	$6,127	$162,790

Investment income (loss):
Dividend distributions	—	58	—
Investment Expenses:
Mortality and expense risk and administrative charges	(856)	(47)	(599)

Net investment income (loss)	(856)	11	(599)

Increase (decrease) in net assets from operations:
Capital gain distributions	5,909	—	13,429
Realized capital gain (loss) on investments	121	(1,241)	10,982
Change in unrealized appreciation (depreciation)	32,169	(269)	8,384

Net gain (loss) on investments	38,199	(1,510)	32,795

Net increase (decrease) in net assets from operations	37,343	(1,499)	32,196

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	(100,228)
Transfers between subaccounts, net	10,000	(1,891)	4,999
Maintenance charges and mortality adjustments	(41)	(8)	(270)

Increase (decrease) in net assets from contract transactions	9,959	(1,899)	(95,499)

Total increase (decrease) in net assets	47,302	(3,398)	(63,303)

Net assets as of December 31, 2020	$123,403	$2,729	$99,487

Investment income (loss):
Dividend distributions	—	50	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,192)	(46)	(429)

Net investment income (loss)	(1,192)	4	(429)

Increase (decrease) in net assets from operations:
Capital gain distributions	15,414	—	26,022
Realized capital gain (loss) on investments	401	(3)	5,360
Change in unrealized appreciation (depreciation)	4,584	676	(17,863)

Net gain (loss) on investments	20,399	673	13,519

Net increase (decrease) in net assets from operations	19,207	677	13,090

Contract owner transactions:
Variable annuity deposits	2,000	—	—
Terminations, withdrawals and annuity payments	—	—	(377)
Transfers between subaccounts, net	13,539	—	(20,410)
Maintenance charges and mortality adjustments	(153)	(9)	(122)

Increase (decrease) in net assets from contract transactions	15,386	(9)	(20,909)

Total increase (decrease) in net assets	34,593	668	(7,819)

Net assets as of December 31, 2021	$157,996	$3,397	$91,668

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Delaware Ivy VIP Securian Real Estate Securities (b)	Delaware Ivy VIP Small Cap Growth (b)	Delaware Ivy VIP Smid Cap Core (b)
Net assets as of December 31, 2019	$3,448	$57,201	$22,505

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(13)	(826)	(101)

Net investment income (loss)	(13)	(826)	(101)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	1,040
Realized capital gain (loss) on investments	(689)	(7,602)	(37)
Change in unrealized appreciation (depreciation)	(105)	26,378	1,151

Net gain (loss) on investments	(794)	18,776	2,154

Net increase (decrease) in net assets from operations	(807)	17,950	2,053

Contract owner transactions:
Variable annuity deposits	—	598	—
Terminations, withdrawals and annuity payments	—	(2,056)	(109)
Transfers between subaccounts, net	(2,641)	(7,502)	2,678
Maintenance charges and mortality adjustments	—	(17)	(18)

Increase (decrease) in net assets from contract transactions	(2,641)	(8,977)	2,551

Total increase (decrease) in net assets	(3,448)	8,973	4,604

Net assets as of December 31, 2020	$—	$66,174	$27,109

Investment income (loss):
Dividend distributions	—	660	—
Investment Expenses:
Mortality and expense risk and administrative charges	—	(1,025)	(108)

Net investment income (loss)	—	(365)	(108)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	8,077	—
Realized capital gain (loss) on investments	—	279	334
Change in unrealized appreciation (depreciation)	—	(6,362)	5,203

Net gain (loss) on investments	—	1,994	5,537

Net increase (decrease) in net assets from operations	—	1,629	5,429

Contract owner transactions:
Variable annuity deposits	—	480	—
Terminations, withdrawals and annuity payments	—	(555)	(139)
Transfers between subaccounts, net	—	—	(3,617)
Maintenance charges and mortality adjustments	—	(11)	(52)

Increase (decrease) in net assets from contract transactions	—	(86)	(3,808)

Total increase (decrease) in net assets	—	1,543	1,621

Net assets as of December 31, 2021	$—	$67,717	$28,730

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Dimensional VA Global Bond Portfolio	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio
Net assets as of December 31, 2019	$91,603	$72,251	$188,908

Investment income (loss):
Dividend distributions	5	1,410	3,136
Investment Expenses:
Mortality and expense risk and administrative charges	(361)	(663)	(706)

Net investment income (loss)	(356)	747	2,430

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,242	—
Realized capital gain (loss) on investments	1,226	(3,002)	(6,231)
Change in unrealized appreciation (depreciation)	(331)	5,695	(7,292)

Net gain (loss) on investments	895	3,935	(13,523)

Net increase (decrease) in net assets from operations	539	4,682	(11,093)

Contract owner transactions:
Variable annuity deposits	—	39,877	1,136
Terminations, withdrawals and annuity payments	(39,989)	(35,411)	(33,689)
Transfers between subaccounts, net	(31,574)	(4,340)	—
Maintenance charges and mortality adjustments	(161)	(19)	(165)

Increase (decrease) in net assets from contract transactions	(71,724)	107	(32,718)

Total increase (decrease) in net assets	(71,185)	4,789	(43,811)

Net assets as of December 31, 2020	$20,418	$77,040	$145,097

Investment income (loss):
Dividend distributions	85	2,525	8,644
Investment Expenses:
Mortality and expense risk and administrative charges	(184)	(901)	(1,564)

Net investment income (loss)	(99)	1,624	7,080

Increase (decrease) in net assets from operations:
Capital gain distributions	1	6,810	—
Realized capital gain (loss) on investments	199	733	4,790
Change in unrealized appreciation (depreciation)	(406)	918	15,953

Net gain (loss) on investments	(206)	8,461	20,743

Net increase (decrease) in net assets from operations	(305)	10,085	27,823

Contract owner transactions:
Variable annuity deposits	—	8,993	11
Terminations, withdrawals and annuity payments	(8,667)	(2,082)	(42,232)
Transfers between subaccounts, net	(24)	5,416	74,006
Maintenance charges and mortality adjustments	(9)	(96)	(335)

Increase (decrease) in net assets from contract transactions	(8,700)	12,231	31,450

Total increase (decrease) in net assets	(9,005)	22,316	59,273

Net assets as of December 31, 2021	$11,413	$99,356	$204,370

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA U.S. Large Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio
Net assets as of December 31, 2019	$74,931	$1,246,169	$96,316

Investment income (loss):
Dividend distributions	230	20,287	168
Investment Expenses:
Mortality and expense risk and administrative charges	(175)	(5,353)	(335)

Net investment income (loss)	55	14,934	(167)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	144	(24,589)	(6,560)
Change in unrealized appreciation (depreciation)	(1)	(52,632)	(4,005)

Net gain (loss) on investments	143	(77,221)	(10,565)

Net increase (decrease) in net assets from operations	198	(62,287)	(10,732)

Contract owner transactions:
Variable annuity deposits	—	137,057	—
Terminations, withdrawals and annuity payments	(135)	(322,561)	(67)
Transfers between subaccounts, net	(36,301)	15,858	(74,230)
Maintenance charges and mortality adjustments	(67)	(791)	(19)

Increase (decrease) in net assets from contract transactions	(36,503)	(170,437)	(74,316)

Total increase (decrease) in net assets	(36,305)	(232,724)	(85,048)

Net assets as of December 31, 2020	$38,626	$1,013,445	$11,268

Investment income (loss):
Dividend distributions	1	19,813	2,925
Investment Expenses:
Mortality and expense risk and administrative charges	(76)	(5,650)	(2,942)

Net investment income (loss)	(75)	14,163	(17)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	14,692
Realized capital gain (loss) on investments	(23)	39,322	739
Change in unrealized appreciation (depreciation)	(16)	210,078	4,751

Net gain (loss) on investments	(39)	249,400	20,182

Net increase (decrease) in net assets from operations	(114)	263,563	20,165

Contract owner transactions:
Variable annuity deposits	—	33,857	2,136
Terminations, withdrawals and annuity payments	(30,736)	(99,575)	(8,772)
Transfers between subaccounts, net	—	(40,671)	194,400
Maintenance charges and mortality adjustments	(60)	(1,478)	(423)

Increase (decrease) in net assets from contract transactions	(30,796)	(107,867)	187,341

Total increase (decrease) in net assets	(30,910)	155,696	207,506

Net assets as of December 31, 2021	$7,716	$1,169,141	$218,774

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	DWS Core Equity VIP	DWS Global Small Cap VIP	DWS Small Mid Cap Value VIP
Net assets as of December 31, 2019	$122,327	$60,458	$—

Investment income (loss):
Dividend distributions	1,174	324	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,584)	(818)	—

Net investment income (loss)	(410)	(494)	—

Increase (decrease) in net assets from operations:
Capital gain distributions	5,004	—	—
Realized capital gain (loss) on investments	(2,073)	(285)	—
Change in unrealized appreciation (depreciation)	12,929	9,997	—

Net gain (loss) on investments	15,860	9,712	—

Net increase (decrease) in net assets from operations	15,450	9,218	—

Contract owner transactions:
Variable annuity deposits	527	—	—
Terminations, withdrawals and annuity payments	(11,151)	—	—
Transfers between subaccounts, net	5	—	—
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(10,619)	—	—

Total increase (decrease) in net assets	4,831	9,218	—

Net assets as of December 31, 2020	$127,158	$69,676	$—

Investment income (loss):
Dividend distributions	635	54	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,067)	(1,106)	(10)

Net investment income (loss)	(1,432)	(1,052)	(10)

Increase (decrease) in net assets from operations:
Capital gain distributions	6,312	—	—
Realized capital gain (loss) on investments	230	24	1
Change in unrealized appreciation (depreciation)	24,321	10,090	945

Net gain (loss) on investments	30,863	10,114	946

Net increase (decrease) in net assets from operations	29,431	9,062	936

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	—
Transfers between subaccounts, net	—	—	13,538
Maintenance charges and mortality adjustments	(26)	(5)	(9)

Increase (decrease) in net assets from contract transactions	(26)	(5)	13,529

Total increase (decrease) in net assets	29,405	9,057	14,465

Net assets as of December 31, 2021	$156,563	$78,733	$14,465

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Eaton Vance VT Floating-Rate Income	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes High Income Bond II
Net assets as of December 31, 2019	$46,742	$330,229	$386,301

Investment income (loss):
Dividend distributions	1,323	6,734	22,918
Investment Expenses:
Mortality and expense risk and administrative charges	(148)	(3,429)	(5,242)

Net investment income (loss)	1,175	3,305	17,676

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(426)	5,017	(2,693)
Change in unrealized appreciation (depreciation)	(359)	2,966	6,768

Net gain (loss) on investments	(785)	7,983	4,075

Net increase (decrease) in net assets from operations	390	11,288	21,751

Contract owner transactions:
Variable annuity deposits	367	3,266	10,281
Terminations, withdrawals and annuity payments	(8,149)	(75,699)	(39,118)
Transfers between subaccounts, net	1,517	(59,881)	75,598
Maintenance charges and mortality adjustments	(33)	(1,127)	(831)

Increase (decrease) in net assets from contract transactions	(6,298)	(133,441)	45,930

Total increase (decrease) in net assets	(5,908)	(122,153)	67,681

Net assets as of December 31, 2020	$40,834	$208,076	$453,982

Investment income (loss):
Dividend distributions	1,362	4,078	21,088
Investment Expenses:
Mortality and expense risk and administrative charges	(118)	(2,785)	(5,436)

Net investment income (loss)	1,244	1,293	15,652

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(1)	106	404
Change in unrealized appreciation (depreciation)	255	(8,326)	(2,121)

Net gain (loss) on investments	254	(8,220)	(1,717)

Net increase (decrease) in net assets from operations	1,498	(6,927)	13,935

Contract owner transactions:
Variable annuity deposits	—	6,347	1
Terminations, withdrawals and annuity payments	(174)	(14,910)	(32,492)
Transfers between subaccounts, net	12,875	3,495	7,355
Maintenance charges and mortality adjustments	(96)	(708)	(825)

Increase (decrease) in net assets from contract transactions	12,605	(5,776)	(25,961)

Total increase (decrease) in net assets	14,103	(12,703)	(12,026)

Net assets as of December 31, 2021	$54,937	$195,373	$441,956

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Fidelity® VIP Balanced	Fidelity® VIP Contrafund	Fidelity® VIP Disciplined Small Cap
Net assets as of December 31, 2019	$538,651	$1,387,272	$21,540

Investment income (loss):
Dividend distributions	5,467	1,110	114
Investment Expenses:
Mortality and expense risk and administrative charges	(6,319)	(16,119)	(71)

Net investment income (loss)	(852)	(15,009)	43

Increase (decrease) in net assets from operations:
Capital gain distributions	7,830	7,469	—
Realized capital gain (loss) on investments	(11,859)	52,115	(7)
Change in unrealized appreciation (depreciation)	55,486	266,690	3,770

Net gain (loss) on investments	51,457	326,274	3,763

Net increase (decrease) in net assets from operations	50,605	311,265	3,806

Contract owner transactions:
Variable annuity deposits	600	121,257	—
Terminations, withdrawals and annuity payments	(3,190)	(249,239)	—
Transfers between subaccounts, net	(118,741)	(82,954)	—
Maintenance charges and mortality adjustments	—	(2,082)	(17)

Increase (decrease) in net assets from contract transactions	(121,331)	(213,018)	(17)

Total increase (decrease) in net assets	(70,726)	98,247	3,789

Net assets as of December 31, 2020	$467,925	$1,485,519	$25,329

Investment income (loss):
Dividend distributions	4,087	462	61
Investment Expenses:
Mortality and expense risk and administrative charges	(7,926)	(18,497)	(146)

Net investment income (loss)	(3,839)	(18,035)	(85)

Increase (decrease) in net assets from operations:
Capital gain distributions	39,002	210,474	805
Realized capital gain (loss) on investments	2,724	83,071	40
Change in unrealized appreciation (depreciation)	42,455	98,826	4,622

Net gain (loss) on investments	84,181	392,371	5,467

Net increase (decrease) in net assets from operations	80,342	374,336	5,382

Contract owner transactions:
Variable annuity deposits	55,021	113,502	16,661
Terminations, withdrawals and annuity payments	(3,050)	(39,546)	—
Transfers between subaccounts, net	—	(147,643)	—
Maintenance charges and mortality adjustments	(68)	(2,934)	(62)

Increase (decrease) in net assets from contract transactions	51,903	(76,621)	16,599

Total increase (decrease) in net assets	132,245	297,715	21,981

Net assets as of December 31, 2021	$600,170	$1,783,234	$47,310

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Fidelity® VIP Emerging Markets	Fidelity® VIP Growth & Income	Fidelity® VIP Growth Opportunities
Net assets as of December 31, 2019	$159,809	$253,771	$1,520,372

Investment income (loss):
Dividend distributions	1,217	6,084	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,357)	(1,494)	(15,735)

Net investment income (loss)	(140)	4,590	(15,735)

Increase (decrease) in net assets from operations:
Capital gain distributions	18,513	12,117	106,999
Realized capital gain (loss) on investments	7,321	132	109,529
Change in unrealized appreciation (depreciation)	43,030	27,074	741,923

Net gain (loss) on investments	68,864	39,323	958,451

Net increase (decrease) in net assets from operations	68,724	43,913	942,716

Contract owner transactions:
Variable annuity deposits	2	—	82,025
Terminations, withdrawals and annuity payments	(23,710)	(851)	(180,427)
Transfers between subaccounts, net	36,295	80,940	99,233
Maintenance charges and mortality adjustments	(246)	(370)	(2,894)

Increase (decrease) in net assets from contract transactions	12,341	79,719	(2,063)

Total increase (decrease) in net assets	81,065	123,632	940,653

Net assets as of December 31, 2020	$240,874	$377,403	$2,461,025

Investment income (loss):
Dividend distributions	4,372	11,200	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,627)	(2,476)	(22,230)

Net investment income (loss)	2,745	8,724	(22,230)

Increase (decrease) in net assets from operations:
Capital gain distributions	25,489	21,787	235,296
Realized capital gain (loss) on investments	7,008	2,413	101,137
Change in unrealized appreciation (depreciation)	(42,530)	66,070	(50,332)

Net gain (loss) on investments	(10,033)	90,270	286,101

Net increase (decrease) in net assets from operations	(7,288)	98,994	263,871

Contract owner transactions:
Variable annuity deposits	8,676	76,816	71,320
Terminations, withdrawals and annuity payments	(22,745)	(7,042)	(59,584)
Transfers between subaccounts, net	(5,435)	—	(30,575)
Maintenance charges and mortality adjustments	(345)	(723)	(4,197)

Increase (decrease) in net assets from contract transactions	(19,849)	69,051	(23,036)

Total increase (decrease) in net assets	(27,137)	168,045	240,835

Net assets as of December 31, 2021	$213,737	$545,448	$2,701,860

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Fidelity® VIP High Income	Fidelity® VIP Index 500	Fidelity® VIP Investment Grade Bond
Net assets as of December 31, 2019	$51,497	$1,482,883	$831,654

Investment income (loss):
Dividend distributions	1,776	24,521	19,272
Investment Expenses:
Mortality and expense risk and administrative charges	(509)	(16,332)	(11,187)

Net investment income (loss)	1,267	8,189	8,085

Increase (decrease) in net assets from operations:
Capital gain distributions	—	5,413	323
Realized capital gain (loss) on investments	(2,912)	35,256	21,653
Change in unrealized appreciation (depreciation)	1,566	170,804	42,608

Net gain (loss) on investments	(1,346)	211,473	64,584

Net increase (decrease) in net assets from operations	(79)	219,662	72,669

Contract owner transactions:
Variable annuity deposits	—	21,888	178,003
Terminations, withdrawals and annuity payments	(118)	(162,221)	(213,565)
Transfers between subaccounts, net	(16,969)	236,709	88,592
Maintenance charges and mortality adjustments	(15)	(4,916)	(3,628)

Increase (decrease) in net assets from contract transactions	(17,102)	91,460	49,402

Total increase (decrease) in net assets	(17,181)	311,122	122,071

Net assets as of December 31, 2020	$34,316	$1,794,005	$953,725

Investment income (loss):
Dividend distributions	1,844	20,693	17,535
Investment Expenses:
Mortality and expense risk and administrative charges	(423)	(20,563)	(10,826)

Net investment income (loss)	1,421	130	6,709

Increase (decrease) in net assets from operations:
Capital gain distributions	—	14,697	26,564
Realized capital gain (loss) on investments	8	106,369	17,508
Change in unrealized appreciation (depreciation)	(390)	354,473	(71,375)

Net gain (loss) on investments	(382)	475,539	(27,303)

Net increase (decrease) in net assets from operations	1,039	475,669	(20,594)

Contract owner transactions:
Variable annuity deposits	—	109,521	40,842
Terminations, withdrawals and annuity payments	—	(147,505)	(43,805)
Transfers between subaccounts, net	—	202,327	35,632
Maintenance charges and mortality adjustments	(18)	(6,980)	(3,808)

Increase (decrease) in net assets from contract transactions	(18)	157,363	28,861

Total increase (decrease) in net assets	1,021	633,032	8,267

Net assets as of December 31, 2021	$35,337	$2,427,037	$961,992

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Fidelity® VIP Mid Cap	Fidelity® VIP Overseas	Fidelity® VIP Real Estate
Net assets as of December 31, 2019	$247,362	$55,065	$274,578

Investment income (loss):
Dividend distributions	1,438	120	4,529
Investment Expenses:
Mortality and expense risk and administrative charges	(2,788)	(771)	(1,255)

Net investment income (loss)	(1,350)	(651)	3,274

Increase (decrease) in net assets from operations:
Capital gain distributions	—	225	10,722
Realized capital gain (loss) on investments	(24,865)	234	(2,732)
Change in unrealized appreciation (depreciation)	60,945	7,660	(31,135)

Net gain (loss) on investments	36,080	8,119	(23,145)

Net increase (decrease) in net assets from operations	34,730	7,468	(19,871)

Contract owner transactions:
Variable annuity deposits	2,117	384	5,941
Terminations, withdrawals and annuity payments	(25,488)	(943)	(22,097)
Transfers between subaccounts, net	155,548	—	(880)
Maintenance charges and mortality adjustments	(528)	—	(137)

Increase (decrease) in net assets from contract transactions	131,649	(559)	(17,173)

Total increase (decrease) in net assets	166,379	6,909	(37,044)

Net assets as of December 31, 2020	$413,741	$61,974	$237,534

Investment income (loss):
Dividend distributions	1,469	227	2,526
Investment Expenses:
Mortality and expense risk and administrative charges	(3,179)	(986)	(1,194)

Net investment income (loss)	(1,710)	(759)	1,332

Increase (decrease) in net assets from operations:
Capital gain distributions	51,098	5,167	1,629
Realized capital gain (loss) on investments	45,406	278	3,846
Change in unrealized appreciation (depreciation)	(9,294)	6,301	80,825

Net gain (loss) on investments	87,210	11,746	86,300

Net increase (decrease) in net assets from operations	85,500	10,987	87,632

Contract owner transactions:
Variable annuity deposits	—	384	219
Terminations, withdrawals and annuity payments	(38,298)	—	(20,194)
Transfers between subaccounts, net	(161,178)	—	(9,042)
Maintenance charges and mortality adjustments	(697)	(12)	(171)

Increase (decrease) in net assets from contract transactions	(200,173)	372	(29,188)

Total increase (decrease) in net assets	(114,673)	11,359	58,444

Net assets as of December 31, 2021	$299,068	$73,333	$295,978

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Fidelity® VIP Strategic Income	Franklin DynaTech VIP(b)	Franklin Growth and Income VIP Fund
Net assets as of December 31, 2019	$162,987	$48,515	$243,166

Investment income (loss):
Dividend distributions	4,562	—	7,502
Investment Expenses:
Mortality and expense risk and administrative charges	(2,147)	(829)	(1,860)

Net investment income (loss)	2,415	(829)	5,642

Increase (decrease) in net assets from operations:
Capital gain distributions	1,446	3,422	43,857
Realized capital gain (loss) on investments	(1,251)	542	(3,050)
Change in unrealized appreciation (depreciation)	4,430	19,829	(40,341)

Net gain (loss) on investments	4,625	23,793	466

Net increase (decrease) in net assets from operations	7,040	22,964	6,108

Contract owner transactions:
Variable annuity deposits	1,362	—	—
Terminations, withdrawals and annuity payments	(15,964)	(2,847)	(243)
Transfers between subaccounts, net	(28)	20,320	(22,181)
Maintenance charges and mortality adjustments	(397)	(210)	(27)

Increase (decrease) in net assets from contract transactions	(15,027)	17,263	(22,451)

Total increase (decrease) in net assets	(7,987)	40,227	(16,343)

Net assets as of December 31, 2020	$155,000	$88,742	$226,823

Investment income (loss):
Dividend distributions	4,234	—	6,270
Investment Expenses:
Mortality and expense risk and administrative charges	(2,375)	(270)	(2,152)

Net investment income (loss)	1,859	(270)	4,118

Increase (decrease) in net assets from operations:
Capital gain distributions	2,723	1,598	17,307
Realized capital gain (loss) on investments	119	14,110	(13)
Change in unrealized appreciation (depreciation)	(1,530)	(13,629)	33,469

Net gain (loss) on investments	1,312	2,079	50,763

Net increase (decrease) in net assets from operations	3,171	1,809	54,881

Contract owner transactions:
Variable annuity deposits	17,434	—	—
Terminations, withdrawals and annuity payments	(179)	(980)	—
Transfers between subaccounts, net	—	(63,982)	—
Maintenance charges and mortality adjustments	(438)	(89)	(22)

Increase (decrease) in net assets from contract transactions	16,817	(65,051)	(22)

Total increase (decrease) in net assets	19,988	(63,242)	54,859

Net assets as of December 31, 2021	$174,988	$25,500	$281,682

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund
Net assets as of December 31, 2019	$188,258	$—	$204,396

Investment income (loss):
Dividend distributions	10,123	—	4,113
Investment Expenses:
Mortality and expense risk and administrative charges	(2,460)	(249)	(834)

Net investment income (loss)	7,663	(249)	3,279

Increase (decrease) in net assets from operations:
Capital gain distributions	143	20,509	3,295
Realized capital gain (loss) on investments	(3,073)	(10,130)	(3,865)
Change in unrealized appreciation (depreciation)	(9,843)	—	(14,271)

Net gain (loss) on investments	(12,773)	10,379	(14,841)

Net increase (decrease) in net assets from operations	(5,110)	10,130	(11,562)

Contract owner transactions:
Variable annuity deposits	—	517	—
Terminations, withdrawals and annuity payments	—	—	(52)
Transfers between subaccounts, net	3,794	(10,579)	(9,439)
Maintenance charges and mortality adjustments	(267)	(68)	(62)

Increase (decrease) in net assets from contract transactions	3,527	(10,130)	(9,553)

Total increase (decrease) in net assets	(1,583)	—	(21,115)

Net assets as of December 31, 2020	$186,675	$—	$183,281

Investment income (loss):
Dividend distributions	9,436	—	3,033
Investment Expenses:
Mortality and expense risk and administrative charges	(2,933)	(64)	(616)

Net investment income (loss)	6,503	(64)	2,417

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	167	3	(7,710)
Change in unrealized appreciation (depreciation)	22,565	638	31,992

Net gain (loss) on investments	22,732	641	24,282

Net increase (decrease) in net assets from operations	29,235	577	26,699

Contract owner transactions:
Variable annuity deposits	24,651	17,370	—
Terminations, withdrawals and annuity payments	(273)	—	(148)
Transfers between subaccounts, net	—	—	(92,651)
Maintenance charges and mortality adjustments	(346)	(4)	(181)

Increase (decrease) in net assets from contract transactions	24,032	17,366	(92,980)

Total increase (decrease) in net assets	53,267	17,943	(66,281)

Net assets as of December 31, 2021	$239,942	$17,943	$117,000

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund	Franklin Small Cap Value VIP Fund
Net assets as of December 31, 2019	$53,038	$242,743	$582,393

Investment income (loss):
Dividend distributions	1,277	2,970	5,720
Investment Expenses:
Mortality and expense risk and administrative charges	(164)	(1,628)	(3,376)

Net investment income (loss)	1,113	1,342	2,344

Increase (decrease) in net assets from operations:
Capital gain distributions	1,775	12,594	24,327
Realized capital gain (loss) on investments	(72)	1	(10,095)
Change in unrealized appreciation (depreciation)	(5,680)	22,906	(8,400)

Net gain (loss) on investments	(3,977)	35,501	5,832

Net increase (decrease) in net assets from operations	(2,864)	36,843	8,176

Contract owner transactions:
Variable annuity deposits	—	—	5,900
Terminations, withdrawals and annuity payments	—	—	(9,589)
Transfers between subaccounts, net	—	—	(124,082)
Maintenance charges and mortality adjustments	(39)	(50)	(314)

Increase (decrease) in net assets from contract transactions	(39)	(50)	(128,085)

Total increase (decrease) in net assets	(2,903)	36,793	(119,909)

Net assets as of December 31, 2020	$50,135	$279,536	$462,484

Investment income (loss):
Dividend distributions	1,864	3,878	5,288
Investment Expenses:
Mortality and expense risk and administrative charges	(175)	(2,606)	(4,096)

Net investment income (loss)	1,689	1,272	1,192

Increase (decrease) in net assets from operations:
Capital gain distributions	—	14,604	14,002
Realized capital gain (loss) on investments	(25)	461	13,547
Change in unrealized appreciation (depreciation)	7,978	87,360	79,326

Net gain (loss) on investments	7,953	102,425	106,875

Net increase (decrease) in net assets from operations	9,642	103,697	108,067

Contract owner transactions:
Variable annuity deposits	8,685	50,004	37,570
Terminations, withdrawals and annuity payments	—	—	(38,137)
Transfers between subaccounts, net	—	92,651	(57,739)
Maintenance charges and mortality adjustments	(92)	(160)	(505)

Increase (decrease) in net assets from contract transactions	8,593	142,495	(58,811)

Total increase (decrease) in net assets	18,235	246,192	49,256

Net assets as of December 31, 2021	$68,370	$525,728	$511,740

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Franklin Small- Mid Cap Growth VIP Fund	Franklin Strategic Income VIP Fund	Franklin U.S. Government Securities VIP Fund
Net assets as of December 31, 2019	$227,540	$33,951	$158,489

Investment income (loss):
Dividend distributions	—	1,654	4,738
Investment Expenses:
Mortality and expense risk and administrative charges	(5,225)	(482)	(1,520)

Net investment income (loss)	(5,225)	1,172	3,218

Increase (decrease) in net assets from operations:
Capital gain distributions	50,497	—	—
Realized capital gain (loss) on investments	(2,126)	(37)	(1,875)
Change in unrealized appreciation (depreciation)	123,834	(479)	2,352

Net gain (loss) on investments	172,205	(516)	477

Net increase (decrease) in net assets from operations	166,980	656	3,695

Contract owner transactions:
Variable annuity deposits	—	—	148
Terminations, withdrawals and annuity payments	(10,826)	—	(82,983)
Transfers between subaccounts, net	204,877	—	236,018
Maintenance charges and mortality adjustments	(1,039)	—	(210)

Increase (decrease) in net assets from contract transactions	193,012	—	152,973

Total increase (decrease) in net assets	359,992	656	156,668

Net assets as of December 31, 2020	$587,532	$34,607	$315,157

Investment income (loss):
Dividend distributions	—	1,151	7,586
Investment Expenses:
Mortality and expense risk and administrative charges	(7,635)	(504)	(1,529)

Net investment income (loss)	(7,635)	647	6,057

Increase (decrease) in net assets from operations:
Capital gain distributions	60,174	—	—
Realized capital gain (loss) on investments	33,610	(25)	(58)
Change in unrealized appreciation (depreciation)	(42,778)	(400)	(13,267)

Net gain (loss) on investments	51,006	(425)	(13,325)

Net increase (decrease) in net assets from operations	43,371	222	(7,268)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(34,477)	—	—
Transfers between subaccounts, net	(79,437)	—	—
Maintenance charges and mortality adjustments	(1,867)	(6)	(502)

Increase (decrease) in net assets from contract transactions	(115,781)	(6)	(502)

Total increase (decrease) in net assets	(72,410)	216	(7,770)

Net assets as of December 31, 2021	$515,122	$34,823	$307,387

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Goldman Sachs VIT Growth Opportunities	Goldman Sachs VIT High Quality Floating Rate	Goldman Sachs VIT International Equity Insights
Net assets as of December 31, 2019	$205,873	$213,419	$17,747

Investment income (loss):
Dividend distributions	—	1,278	134
Investment Expenses:
Mortality and expense risk and administrative charges	(1,564)	(801)	(23)

Net investment income (loss)	(1,564)	477	111

Increase (decrease) in net assets from operations:
Capital gain distributions	63,654	—	—
Realized capital gain (loss) on investments	(528)	(699)	(3,891)
Change in unrealized appreciation (depreciation)	63,620	186	142

Net gain (loss) on investments	126,746	(513)	(3,749)

Net increase (decrease) in net assets from operations	125,182	(36)	(3,638)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(1,442)	(18,901)	(12,955)
Transfers between subaccounts, net	60,267	(10,761)	10,000
Maintenance charges and mortality adjustments	(593)	(75)	(5)

Increase (decrease) in net assets from contract transactions	58,232	(29,737)	(2,960)

Total increase (decrease) in net assets	183,414	(29,773)	(6,598)

Net assets as of December 31, 2020	$389,287	$183,646	$11,149

Investment income (loss):
Dividend distributions	—	145	317
Investment Expenses:
Mortality and expense risk and administrative charges	(1,908)	(504)	(30)

Net investment income (loss)	(1,908)	(359)	287

Increase (decrease) in net assets from operations:
Capital gain distributions	72,080	—	295
Realized capital gain (loss) on investments	70	(215)	9
Change in unrealized appreciation (depreciation)	(27,811)	55	694

Net gain (loss) on investments	44,339	(160)	998

Net increase (decrease) in net assets from operations	42,431	(519)	1,285

Contract owner transactions:
Variable annuity deposits	74	—	—
Terminations, withdrawals and annuity payments	(10,585)	(10,730)	—
Transfers between subaccounts, net	—	(4,744)	—
Maintenance charges and mortality adjustments	(1,016)	(138)	(24)

Increase (decrease) in net assets from contract transactions	(11,527)	(15,612)	(24)

Total increase (decrease) in net assets	30,904	(16,131)	1,261

Net assets as of December 31, 2021	$420,191	$167,515	$12,410

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Goldman Sachs VIT Mid Cap Value	Goldman Sachs VIT Small Cap Equity Insights	Guggenheim VIF All Cap Value
Net assets as of December 31, 2019	$103,435	$15,222	$1,149,575

Investment income (loss):
Dividend distributions	415	—	16,588
Investment Expenses:
Mortality and expense risk and administrative charges	(1,343)	(14)	(10,244)

Net investment income (loss)	(928)	(14)	6,344

Increase (decrease) in net assets from operations:
Capital gain distributions	1,542	—	49,233
Realized capital gain (loss) on investments	(131)	(4,352)	(8,716)
Change in unrealized appreciation (depreciation)	6,373	(1,120)	(53,819)

Net gain (loss) on investments	7,784	(5,472)	(13,302)

Net increase (decrease) in net assets from operations	6,856	(5,486)	(6,958)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(9,739)	(13,364)
Transfers between subaccounts, net	—	3	(128,396)
Maintenance charges and mortality adjustments	—	—	(5,830)

Increase (decrease) in net assets from contract transactions	—	(9,736)	(147,590)

Total increase (decrease) in net assets	6,856	(15,222)	(154,548)

Net assets as of December 31, 2020	$110,291	$—	$995,027

Investment income (loss):
Dividend distributions	319	—	21,037
Investment Expenses:
Mortality and expense risk and administrative charges	(1,877)	—	(12,920)

Net investment income (loss)	(1,558)	—	8,117

Increase (decrease) in net assets from operations:
Capital gain distributions	21,277	—	6,093
Realized capital gain (loss) on investments	362	—	190,615
Change in unrealized appreciation (depreciation)	12,981	—	(4,991)

Net gain (loss) on investments	34,620	—	191,717

Net increase (decrease) in net assets from operations	33,062	—	199,834

Contract owner transactions:
Variable annuity deposits	23,501	—	—
Terminations, withdrawals and annuity payments	—	—	(146,281)
Transfers between subaccounts, net	—	—	(922,707)
Maintenance charges and mortality adjustments	(12)	—	(6,955)

Increase (decrease) in net assets from contract transactions	23,489	—	(1,075,943)

Total increase (decrease) in net assets	56,551	—	(876,109)

Net assets as of December 31, 2021	$166,842	$—	$118,918

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy	Guggenheim VIF High Yield
Net assets as of December 31, 2019	$167,794	$62,885	$45,771

Investment income (loss):
Dividend distributions	9,631	3,857	1,948
Investment Expenses:
Mortality and expense risk and administrative charges	(2,175)	(697)	(293)

Net investment income (loss)	7,456	3,160	1,655

Increase (decrease) in net assets from operations:
Capital gain distributions	—	566	—
Realized capital gain (loss) on investments	(2,864)	(2,129)	(2,289)
Change in unrealized appreciation (depreciation)	(9,149)	(1,380)	779

Net gain (loss) on investments	(12,013)	(2,943)	(1,510)

Net increase (decrease) in net assets from operations	(4,557)	217	145

Contract owner transactions:
Variable annuity deposits	1,024	2	6
Terminations, withdrawals and annuity payments	(9,037)	(228)	(17,986)
Transfers between subaccounts, net	5,136	(3,293)	(57)
Maintenance charges and mortality adjustments	(420)	(113)	(32)

Increase (decrease) in net assets from contract transactions	(3,297)	(3,632)	(18,069)

Total increase (decrease) in net assets	(7,854)	(3,415)	(17,924)

Net assets as of December 31, 2020	$159,940	$59,470	$27,847

Investment income (loss):
Dividend distributions	4,009	—	1,424
Investment Expenses:
Mortality and expense risk and administrative charges	(2,170)	(283)	(283)

Net investment income (loss)	1,839	(283)	1,141

Increase (decrease) in net assets from operations:
Capital gain distributions	—	780	—
Realized capital gain (loss) on investments	(190)	45	(59)
Change in unrealized appreciation (depreciation)	167	(209)	129

Net gain (loss) on investments	(23)	616	70

Net increase (decrease) in net assets from operations	1,816	333	1,211

Contract owner transactions:
Variable annuity deposits	1,000	—	—
Terminations, withdrawals and annuity payments	(586)	(1,508)	(251)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(429)	(151)	(41)

Increase (decrease) in net assets from contract transactions	(15)	(1,659)	(292)

Total increase (decrease) in net assets	1,801	(1,326)	919

Net assets as of December 31, 2021	$161,741	$58,144	$28,766

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF Large Cap Value	Guggenheim VIF Long Short Equity	Guggenheim VIF Multi-Hedge Strategies
Net assets as of December 31, 2019	$228,255	$96,224	$198,277

Investment income (loss):
Dividend distributions	7,575	660	2,737
Investment Expenses:
Mortality and expense risk and administrative charges	(3,512)	(699)	(1,378)

Net investment income (loss)	4,063	(39)	1,359

Increase (decrease) in net assets from operations:
Capital gain distributions	25,778	—	—
Realized capital gain (loss) on investments	(56,908)	(2,402)	752
Change in unrealized appreciation (depreciation)	(4,462)	5,185	11,053

Net gain (loss) on investments	(35,592)	2,783	11,805

Net increase (decrease) in net assets from operations	(31,529)	2,744	13,164

Contract owner transactions:
Variable annuity deposits	96	16	22
Terminations, withdrawals and annuity payments	(15,804)	(7,437)	(9,322)
Transfers between subaccounts, net	106,845	(6,811)	(148)
Maintenance charges and mortality adjustments	(1,541)	(122)	(153)

Increase (decrease) in net assets from contract transactions	89,596	(14,354)	(9,601)

Total increase (decrease) in net assets	58,067	(11,610)	3,563

Net assets as of December 31, 2020	$286,322	$84,614	$201,840

Investment income (loss):
Dividend distributions	8,670	584	—
Investment Expenses:
Mortality and expense risk and administrative charges	(4,312)	(763)	(1,865)

Net investment income (loss)	4,358	(179)	(1,865)

Increase (decrease) in net assets from operations:
Capital gain distributions	23	—	7,529
Realized capital gain (loss) on investments	8,238	2,125	880
Change in unrealized appreciation (depreciation)	65,717	16,966	6,114

Net gain (loss) on investments	73,978	19,091	14,523

Net increase (decrease) in net assets from operations	78,336	18,912	12,658

Contract owner transactions:
Variable annuity deposits	14	—	30
Terminations, withdrawals and annuity payments	(20,175)	(5,633)	(6,477)
Transfers between subaccounts, net	95,493	5,781	88,180
Maintenance charges and mortality adjustments	(1,541)	(150)	(469)

Increase (decrease) in net assets from contract transactions	73,791	(2)	81,264

Total increase (decrease) in net assets	152,127	18,910	93,922

Net assets as of December 31, 2021	$438,449	$103,524	$295,762

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF Small Cap Value	Guggenheim VIF SMid Cap Value	Guggenheim VIF StylePlus Large Core
Net assets as of December 31, 2019	$57,640	$42,996	$18,714

Investment income (loss):
Dividend distributions	516	471	311
Investment Expenses:
Mortality and expense risk and administrative charges	(372)	(246)	(67)

Net investment income (loss)	144	225	244

Increase (decrease) in net assets from operations:
Capital gain distributions	3,735	1,493	815
Realized capital gain (loss) on investments	(3,227)	(1,752)	31
Change in unrealized appreciation (depreciation)	(3,494)	(505)	2,275

Net gain (loss) on investments	(2,986)	(764)	3,121

Net increase (decrease) in net assets from operations	(2,842)	(539)	3,365

Contract owner transactions:
Variable annuity deposits	5,353	—	—
Terminations, withdrawals and annuity payments	(13,536)	—	(263)
Transfers between subaccounts, net	244	(14,124)	—
Maintenance charges and mortality adjustments	(151)	(69)	(17)

Increase (decrease) in net assets from contract transactions	(8,090)	(14,193)	(280)

Total increase (decrease) in net assets	(10,932)	(14,732)	3,085

Net assets as of December 31, 2020	$46,708	$28,264	$21,799

Investment income (loss):
Dividend distributions	409	550	158
Investment Expenses:
Mortality and expense risk and administrative charges	(391)	(316)	(57)

Net investment income (loss)	18	234	101

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	2,197
Realized capital gain (loss) on investments	1,256	1,313	956
Change in unrealized appreciation (depreciation)	8,725	5,300	2,412

Net gain (loss) on investments	9,981	6,613	5,565

Net increase (decrease) in net assets from operations	9,999	6,847	5,666

Contract owner transactions:
Variable annuity deposits	—	—	55
Terminations, withdrawals and annuity payments	(5,948)	(25)	(3,035)
Transfers between subaccounts, net	1,452	(440)	—
Maintenance charges and mortality adjustments	(137)	(101)	(46)

Increase (decrease) in net assets from contract transactions	(4,633)	(566)	(3,026)

Total increase (decrease) in net assets	5,366	6,281	2,640

Net assets as of December 31, 2021	$52,074	$34,545	$24,439

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Mid Growth	Guggenheim VIF StylePlus Small Growth
Net assets as of December 31, 2019	$36,091	$82,177	$166,970

Investment income (loss):
Dividend distributions	514	517	2
Investment Expenses:
Mortality and expense risk and administrative charges	(431)	(502)	(114)

Net investment income (loss)	83	15	(112)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,760	1,853	—
Realized capital gain (loss) on investments	51	(8,367)	19,138
Change in unrealized appreciation (depreciation)	11,180	6,235	(13,544)

Net gain (loss) on investments	12,991	(279)	5,594

Net increase (decrease) in net assets from operations	13,074	(264)	5,482

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(190)	(31,639)	—
Transfers between subaccounts, net	—	(876)	(172,452)
Maintenance charges and mortality adjustments	(14)	(46)	—

Increase (decrease) in net assets from contract transactions	(204)	(32,561)	(172,452)

Total increase (decrease) in net assets	12,870	(32,825)	(166,970)

Net assets as of December 31, 2020	$48,961	$49,352	$—

Investment income (loss):
Dividend distributions	318	160	—
Investment Expenses:
Mortality and expense risk and administrative charges	(574)	(406)	(1)

Net investment income (loss)	(256)	(246)	(1)

Increase (decrease) in net assets from operations:
Capital gain distributions	10,983	4,197	—
Realized capital gain (loss) on investments	6,271	6,487	550
Change in unrealized appreciation (depreciation)	(1,845)	(5,315)	—

Net gain (loss) on investments	15,409	5,369	550

Net increase (decrease) in net assets from operations	15,153	5,123	549

Contract owner transactions:
Variable annuity deposits	56,681	—	14,170
Terminations, withdrawals and annuity payments	(228)	(179)	—
Transfers between subaccounts, net	(58,934)	(21,664)	(14,719)
Maintenance charges and mortality adjustments	(44)	(21)	—

Increase (decrease) in net assets from contract transactions	(2,525)	(21,864)	(549)

Total increase (decrease) in net assets	12,628	(16,741)	—

Net assets as of December 31, 2021	$61,589	$32,611	$—

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF Total Return Bond	Guggenheim VIF World Equity Income	Invesco Oppenheimer V.I. International Growth Fund
Net assets as of December 31, 2019	$478,346	$65,011	$333,187

Investment income (loss):
Dividend distributions	8,082	1,789	2,810
Investment Expenses:
Mortality and expense risk and administrative charges	(4,871)	(647)	(1,655)

Net investment income (loss)	3,211	1,142	1,155

Increase (decrease) in net assets from operations:
Capital gain distributions	—	625	5,905
Realized capital gain (loss) on investments	11,186	4,580	542
Change in unrealized appreciation (depreciation)	42,743	(3,559)	95,009

Net gain (loss) on investments	53,929	1,646	101,456

Net increase (decrease) in net assets from operations	57,140	2,788	102,611

Contract owner transactions:
Variable annuity deposits	—	11,329	27
Terminations, withdrawals and annuity payments	(95,321)	(19,546)	(5,663)
Transfers between subaccounts, net	11,725	395	87,030
Maintenance charges and mortality adjustments	(188)	(215)	(299)

Increase (decrease) in net assets from contract transactions	(83,784)	(8,037)	81,095

Total increase (decrease) in net assets	(26,644)	(5,249)	183,706

Net assets as of December 31, 2020	$451,702	$59,762	$516,893

Investment income (loss):
Dividend distributions	7,170	829	—
Investment Expenses:
Mortality and expense risk and administrative charges	(4,243)	(675)	(1,829)

Net investment income (loss)	2,927	154	(1,829)

Increase (decrease) in net assets from operations:
Capital gain distributions	11,684	—	47,595
Realized capital gain (loss) on investments	2,581	4,406	7,833
Change in unrealized appreciation (depreciation)	(23,880)	6,638	(3,001)

Net gain (loss) on investments	(9,615)	11,044	52,427

Net increase (decrease) in net assets from operations	(6,688)	11,198	50,598

Contract owner transactions:
Variable annuity deposits	—	12,649	21
Terminations, withdrawals and annuity payments	(25,357)	(25,961)	(9,719)
Transfers between subaccounts, net	40,445	8,342	(16,663)
Maintenance charges and mortality adjustments	(225)	(165)	(625)

Increase (decrease) in net assets from contract transactions	14,863	(5,135)	(26,986)

Total increase (decrease) in net assets	8,175	6,063	23,612

Net assets as of December 31, 2021	$459,877	$65,825	$540,505

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. American Franchise Series I	Invesco V.I. American Value	Invesco V.I. Balanced-Risk Allocation
Net assets as of December 31, 2019	$86,431	$2,206	$27,479

Investment income (loss):
Dividend distributions	66	12	2,183
Investment Expenses:
Mortality and expense risk and administrative charges	(1,282)	(27)	(99)

Net investment income (loss)	(1,216)	(15)	2,084

Increase (decrease) in net assets from operations:
Capital gain distributions	6,861	19	1,458
Realized capital gain (loss) on investments	10,640	(9)	(6)
Change in unrealized appreciation (depreciation)	14,718	(7)	(808)

Net gain (loss) on investments	32,219	3	644

Net increase (decrease) in net assets from operations	31,003	(12)	2,728

Contract owner transactions:
Variable annuity deposits	20,324	—	—
Terminations, withdrawals and annuity payments	(22,006)	—	(68)
Transfers between subaccounts, net	(27,679)	—	672
Maintenance charges and mortality adjustments	(113)	—	(24)

Increase (decrease) in net assets from contract transactions	(29,474)	—	580

Total increase (decrease) in net assets	1,529	(12)	3,308

Net assets as of December 31, 2020	$87,960	$2,194	$30,787

Investment income (loss):
Dividend distributions	—	32	1,012
Investment Expenses:
Mortality and expense risk and administrative charges	(1,362)	(91)	(83)

Net investment income (loss)	(1,362)	(59)	929

Increase (decrease) in net assets from operations:
Capital gain distributions	11,371	—	1,088
Realized capital gain (loss) on investments	6,940	2	3
Change in unrealized appreciation (depreciation)	(10,774)	1,143	780

Net gain (loss) on investments	7,537	1,145	1,871

Net increase (decrease) in net assets from operations	6,175	1,086	2,800

Contract owner transactions:
Variable annuity deposits	12,758	11,206	—
Terminations, withdrawals and annuity payments	(22,976)	—	(87)
Transfers between subaccounts, net	3,609	—	800
Maintenance charges and mortality adjustments	(25)	(2)	(66)

Increase (decrease) in net assets from contract transactions	(6,634)	11,204	647

Total increase (decrease) in net assets	(459)	12,290	3,447

Net assets as of December 31, 2021	$87,501	$14,484	$34,234

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. Comstock	Invesco V.I. Core Equity	Invesco V.I. Discovery Mid Cap Growth(b)
Net assets as of December 31, 2019	$—	$3,058	$—

Investment income (loss):
Dividend distributions	—	525	—
Investment Expenses:
Mortality and expense risk and administrative charges	—	(54)	(37)

Net investment income (loss)	—	471	(37)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	11,347	4
Realized capital gain (loss) on investments	—	(488)	(2,847)
Change in unrealized appreciation (depreciation)	—	(6,175)	—

Net gain (loss) on investments	—	4,684	(2,843)

Net increase (decrease) in net assets from operations	—	5,155	(2,880)

Contract owner transactions:
Variable annuity deposits	—	568	151
Terminations, withdrawals and annuity payments	—	(3,159)	(4,158)
Transfers between subaccounts, net	—	48,901	6,897
Maintenance charges and mortality adjustments	—	—	(10)

Increase (decrease) in net assets from contract transactions	—	46,310	2,880

Total increase (decrease) in net assets	—	51,465	—

Net assets as of December 31, 2020	$—	$54,523	$—

Investment income (loss):
Dividend distributions	1,494	286	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,064)	(157)	(33)

Net investment income (loss)	430	129	(33)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,458	1,014
Realized capital gain (loss) on investments	151	6	(1)
Change in unrealized appreciation (depreciation)	10,518	13,163	(589)

Net gain (loss) on investments	10,669	14,627	424

Net increase (decrease) in net assets from operations	11,099	14,756	391

Contract owner transactions:
Variable annuity deposits	—	—	8,685
Terminations, withdrawals and annuity payments	(915)	—	—
Transfers between subaccounts, net	88,430	—	—
Maintenance charges and mortality adjustments	(290)	—	—

Increase (decrease) in net assets from contract transactions	87,225	—	8,685

Total increase (decrease) in net assets	98,324	14,756	9,076

Net assets as of December 31, 2021	$98,324	$69,279	$9,076

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. Equity and Income(c)	Invesco V.I. Global(b)	Invesco V.I. Global Real Estate
Net assets as of December 31, 2019	$65,283	$176,581	$64,634

Investment income (loss):
Dividend distributions	1,006	717	1,490
Investment Expenses:
Mortality and expense risk and administrative charges	(706)	(1,543)	(142)

Net investment income (loss)	300	(826)	1,348

Increase (decrease) in net assets from operations:
Capital gain distributions	2,080	5,946	908
Realized capital gain (loss) on investments	(4,973)	2,280	(6,887)
Change in unrealized appreciation (depreciation)	2,149	24,442	(8,913)

Net gain (loss) on investments	(744)	32,668	(14,892)

Net increase (decrease) in net assets from operations	(444)	31,842	(13,544)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(2,947)	(50,885)	(20,210)
Transfers between subaccounts, net	(10,843)	(20,242)	1,748
Maintenance charges and mortality adjustments	(8)	(488)	(26)

Increase (decrease) in net assets from contract transactions	(13,798)	(71,615)	(18,488)

Total increase (decrease) in net assets	(14,242)	(39,773)	(32,032)

Net assets as of December 31, 2020	$51,041	$136,808	$32,602

Investment income (loss):
Dividend distributions	1,273	—	1,004
Investment Expenses:
Mortality and expense risk and administrative charges	(1,018)	(1,063)	(94)

Net investment income (loss)	255	(1,063)	910

Increase (decrease) in net assets from operations:
Capital gain distributions	760	7,914	—
Realized capital gain (loss) on investments	336	383	1
Change in unrealized appreciation (depreciation)	8,002	12,384	7,396

Net gain (loss) on investments	9,098	20,681	7,397

Net increase (decrease) in net assets from operations	9,353	19,618	8,307

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(3,074)	—	(70)
Transfers between subaccounts, net	21,714	—	969
Maintenance charges and mortality adjustments	(13)	(542)	(76)

Increase (decrease) in net assets from contract transactions	18,627	(542)	823

Total increase (decrease) in net assets	27,980	19,076	9,130

Net assets as of December 31, 2021	$79,021	$155,884	$41,732

(b)	Name change. See Note 1.
(c)	Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. Global Strategic Income(b)	Invesco V.I. Government Securities	Invesco V.I. Health Care
Net assets as of December 31, 2019	$120,688	$6,110	$56,805

Investment income (loss):
Dividend distributions	6,267	226	21
Investment Expenses:
Mortality and expense risk and administrative charges	(1,514)	(225)	(410)

Net investment income (loss)	4,753	1	(389)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	551
Realized capital gain (loss) on investments	(106)	701	7,604
Change in unrealized appreciation (depreciation)	(2,696)	63	(4,065)

Net gain (loss) on investments	(2,802)	764	4,090

Net increase (decrease) in net assets from operations	1,951	765	3,701

Contract owner transactions:
Variable annuity deposits	—	—	5
Terminations, withdrawals and annuity payments	—	(14,592)	—
Transfers between subaccounts, net	—	10,540	(36,257)
Maintenance charges and mortality adjustments	(370)	(47)	(80)

Increase (decrease) in net assets from contract transactions	(370)	(4,099)	(36,332)

Total increase (decrease) in net assets	1,581	(3,334)	(32,631)

Net assets as of December 31, 2020	$122,269	$2,776	$24,174

Investment income (loss):
Dividend distributions	5,458	50	1
Investment Expenses:
Mortality and expense risk and administrative charges	(1,565)	(32)	(364)

Net investment income (loss)	3,893	18	(363)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	2,894
Realized capital gain (loss) on investments	(111)	(7)	67
Change in unrealized appreciation (depreciation)	(9,704)	(102)	(81)

Net gain (loss) on investments	(9,815)	(109)	2,880

Net increase (decrease) in net assets from operations	(5,922)	(91)	2,517

Contract owner transactions:
Variable annuity deposits	8,685	—	12
Terminations, withdrawals and annuity payments	—	(540)	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(402)	(33)	(88)

Increase (decrease) in net assets from contract transactions	8,283	(573)	(76)

Total increase (decrease) in net assets	2,361	(664)	2,441

Net assets as of December 31, 2021	$124,630	$2,112	$26,615

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. International Growth	Invesco V.I. Main Street Mid Cap Fund®(b)	Invesco V.I. Main Street Small Cap Fund®(b)
Net assets as of December 31, 2019	$716,475	$193,526	$788,213

Investment income (loss):
Dividend distributions	11,455	1,502	2,117
Investment Expenses:
Mortality and expense risk and administrative charges	(5,960)	(3,632)	(5,149)

Net investment income (loss)	5,495	(2,130)	(3,032)

Increase (decrease) in net assets from operations:
Capital gain distributions	12,486	64,948	8,441
Realized capital gain (loss) on investments	56,739	(23,340)	(44,645)
Change in unrealized appreciation (depreciation)	48,066	(38,535)	116,765

Net gain (loss) on investments	117,291	3,073	80,561

Net increase (decrease) in net assets from operations	122,786	943	77,529

Contract owner transactions:
Variable annuity deposits	41	18	1,238
Terminations, withdrawals and annuity payments	(90,288)	(20,331)	(106,632)
Transfers between subaccounts, net	(165,822)	173,524	(49,760)
Maintenance charges and mortality adjustments	(2,273)	(1,656)	(971)

Increase (decrease) in net assets from contract transactions	(258,342)	151,555	(156,125)

Total increase (decrease) in net assets	(135,556)	152,498	(78,596)

Net assets as of December 31, 2020	$580,919	$346,024	$709,617

Investment income (loss):
Dividend distributions	4,503	806	1,442
Investment Expenses:
Mortality and expense risk and administrative charges	(5,501)	(3,747)	(6,041)

Net investment income (loss)	(998)	(2,941)	(4,599)

Increase (decrease) in net assets from operations:
Capital gain distributions	29,014	—	50,419
Realized capital gain (loss) on investments	50,842	11,837	24,163
Change in unrealized appreciation (depreciation)	(51,959)	43,235	80,500

Net gain (loss) on investments	27,897	55,072	155,082

Net increase (decrease) in net assets from operations	26,899	52,131	150,483

Contract owner transactions:
Variable annuity deposits	6	—	12
Terminations, withdrawals and annuity payments	(24,427)	(37,779)	(18,790)
Transfers between subaccounts, net	(159,971)	(324,349)	(29,950)
Maintenance charges and mortality adjustments	(2,148)	(1,851)	(1,365)

Increase (decrease) in net assets from contract transactions	(186,540)	(363,979)	(50,093)

Total increase (decrease) in net assets	(159,641)	(311,848)	100,390

Net assets as of December 31, 2021	$421,278	$34,176	$810,007

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. Managed Volatility(c)	Invesco V.I. S&P 500 Index	Invesco V.I. Small Cap Equity
Net assets as of December 31, 2019	$22,794	$46,172	$59,138

Investment income (loss):
Dividend distributions	361	1	14
Investment Expenses:
Mortality and expense risk and administrative charges	(291)	(223)	(482)

Net investment income (loss)	70	(222)	(468)

Increase (decrease) in net assets from operations:
Capital gain distributions	461	3	5,140
Realized capital gain (loss) on investments	(175)	(1,481)	(1,540)
Change in unrealized appreciation (depreciation)	(1,178)	(3,746)	10,503

Net gain (loss) on investments	(892)	(5,224)	14,103

Net increase (decrease) in net assets from operations	(822)	(5,446)	13,635

Contract owner transactions:
Variable annuity deposits	—	377	656
Terminations, withdrawals and annuity payments	(1,315)	(80,266)	(15,452)
Transfers between subaccounts, net	—	39,193	(288)
Maintenance charges and mortality adjustments	—	(30)	(24)

Increase (decrease) in net assets from contract transactions	(1,315)	(40,726)	(15,108)

Total increase (decrease) in net assets	(2,137)	(46,172)	(1,473)

Net assets as of December 31, 2020	$20,657	$—	$57,665

Investment income (loss):
Dividend distributions	371	169	2
Investment Expenses:
Mortality and expense risk and administrative charges	(102)	(73)	(627)

Net investment income (loss)	269	96	(625)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,744	3,534
Realized capital gain (loss) on investments	3	(3)	1,184
Change in unrealized appreciation (depreciation)	1,207	(765)	6,647

Net gain (loss) on investments	1,210	976	11,365

Net increase (decrease) in net assets from operations	1,479	1,072	10,740

Contract owner transactions:
Variable annuity deposits	—	16,661	—
Terminations, withdrawals and annuity payments	(418)	—	(122)
Transfers between subaccounts, net	(21,718)	—	(5,131)
Maintenance charges and mortality adjustments	—	(3)	(53)

Increase (decrease) in net assets from contract transactions	(22,136)	16,658	(5,306)

Total increase (decrease) in net assets	(20,657)	17,730	5,434

Net assets as of December 31, 2021	$—	$17,730	$63,099

(c) Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Janus Henderson VIT Enterprise	Janus Henderson VIT Forty	Janus Henderson VIT Mid Cap Value
Net assets as of December 31, 2019	$386,526	$42,122	$108,517

Investment income (loss):
Dividend distributions	—	199	1,036
Investment Expenses:
Mortality and expense risk and administrative charges	(3,854)	(1,564)	(353)

Net investment income (loss)	(3,854)	(1,365)	683

Increase (decrease) in net assets from operations:
Capital gain distributions	27,894	9,118	1,941
Realized capital gain (loss) on investments	5,832	580	(346)
Change in unrealized appreciation (depreciation)	11,638	20,706	(2,300)

Net gain (loss) on investments	45,364	30,404	(705)

Net increase (decrease) in net assets from operations	41,510	29,039	(22)

Contract owner transactions:
Variable annuity deposits	13,619	—	—
Terminations, withdrawals and annuity payments	(72,255)	—	(1,587)
Transfers between subaccounts, net	(47,691)	44,919	2,163
Maintenance charges and mortality adjustments	(348)	(378)	(12)

Increase (decrease) in net assets from contract transactions	(106,675)	44,541	564

Total increase (decrease) in net assets	(65,165)	73,580	542

Net assets as of December 31, 2020	$321,361	$115,702	$109,059

Investment income (loss):
Dividend distributions	825	—	441
Investment Expenses:
Mortality and expense risk and administrative charges	(4,071)	(1,582)	(316)

Net investment income (loss)	(3,246)	(1,582)	125

Increase (decrease) in net assets from operations:
Capital gain distributions	31,125	13,798	—
Realized capital gain (loss) on investments	5,009	27,338	834
Change in unrealized appreciation (depreciation)	15,403	(23,944)	20,383

Net gain (loss) on investments	51,537	17,192	21,217

Net increase (decrease) in net assets from operations	48,291	15,610	21,342

Contract owner transactions:
Variable annuity deposits	18	8,665	—
Terminations, withdrawals and annuity payments	(6,998)	(25,775)	(5,632)
Transfers between subaccounts, net	(5,810)	(104,204)	26,412
Maintenance charges and mortality adjustments	(330)	(333)	(39)

Increase (decrease) in net assets from contract transactions	(13,120)	(121,647)	20,741

Total increase (decrease) in net assets	35,171	(106,037)	42,083

Net assets as of December 31, 2021	$356,532	$9,665	$151,142

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Janus Henderson VIT Overseas	Janus Henderson VIT Research	JPMorgan Insurance Trust Core Bond Portfolio
Net assets as of December 31, 2019	$42,917	$235,260	$160,034

Investment income (loss):
Dividend distributions	492	459	1,905
Investment Expenses:
Mortality and expense risk and administrative charges	(547)	(912)	(1,051)

Net investment income (loss)	(55)	(453)	854

Increase (decrease) in net assets from operations:
Capital gain distributions	—	15,890	—
Realized capital gain (loss) on investments	(39)	4,609	3,510
Change in unrealized appreciation (depreciation)	6,290	44,652	3,472

Net gain (loss) on investments	6,251	65,151	6,982

Net increase (decrease) in net assets from operations	6,196	64,698	7,836

Contract owner transactions:
Variable annuity deposits	—	—	6,861
Terminations, withdrawals and annuity payments	—	(141)	(69,507)
Transfers between subaccounts, net	—	(2,213)	(1,457)
Maintenance charges and mortality adjustments	(14)	(41)	(53)

Increase (decrease) in net assets from contract transactions	(14)	(2,395)	(64,156)

Total increase (decrease) in net assets	6,182	62,303	(56,320)

Net assets as of December 31, 2020	$49,099	$297,563	$103,714

Investment income (loss):
Dividend distributions	615	12	1,984
Investment Expenses:
Mortality and expense risk and administrative charges	(732)	(598)	(746)

Net investment income (loss)	(117)	(586)	1,238

Increase (decrease) in net assets from operations:
Capital gain distributions	—	3,817	1,619
Realized capital gain (loss) on investments	153	59,479	33
Change in unrealized appreciation (depreciation)	5,953	(38,234)	(5,284)

Net gain (loss) on investments	6,106	25,062	(3,632)

Net increase (decrease) in net assets from operations	5,989	24,476	(2,394)

Contract owner transactions:
Variable annuity deposits	—	43	—
Terminations, withdrawals and annuity payments	—	(241,668)	(435)
Transfers between subaccounts, net	10,831	—	16,039
Maintenance charges and mortality adjustments	(39)	(118)	(156)

Increase (decrease) in net assets from contract transactions	10,792	(241,743)	15,448

Total increase (decrease) in net assets	16,781	(217,267)	13,054

Net assets as of December 31, 2021	$65,880	$80,296	$116,768

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	JPMorgan Insurance Trust Small Cap Core Portfolio	Lord Abbett Series Bond-Debenture VC	Lord Abbett Series Developing Growth VC
Net assets as of December 31, 2019	$197,396	$526,195	$81,126

Investment income (loss):
Dividend distributions	956	16,893	—
Investment Expenses:
Mortality and expense risk and administrative charges	(836)	(5,473)	(981)

Net investment income (loss)	120	11,420	(981)

Increase (decrease) in net assets from operations:
Capital gain distributions	9,328	—	12,262
Realized capital gain (loss) on investments	(32,634)	(8,462)	141
Change in unrealized appreciation (depreciation)	(5,753)	14,925	45,970

Net gain (loss) on investments	(29,059)	6,463	58,373

Net increase (decrease) in net assets from operations	(28,939)	17,883	57,392

Contract owner transactions:
Variable annuity deposits	3,412	1,397	—
Terminations, withdrawals and annuity payments	(107,839)	(58,520)	(36)
Transfers between subaccounts, net	(13,029)	(21,376)	—
Maintenance charges and mortality adjustments	(114)	(864)	(195)

Increase (decrease) in net assets from contract transactions	(117,570)	(79,363)	(231)

Total increase (decrease) in net assets	(146,509)	(61,480)	57,161

Net assets as of December 31, 2020	$50,887	$464,715	$138,287

Investment income (loss):
Dividend distributions	175	14,312	—
Investment Expenses:
Mortality and expense risk and administrative charges	(856)	(5,418)	(1,370)

Net investment income (loss)	(681)	8,894	(1,370)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,473	7,572	33,339
Realized capital gain (loss) on investments	190	643	528
Change in unrealized appreciation (depreciation)	8,846	(7,388)	(37,560)

Net gain (loss) on investments	10,509	827	(3,693)

Net increase (decrease) in net assets from operations	9,828	9,721	(5,063)

Contract owner transactions:
Variable annuity deposits	—	30	—
Terminations, withdrawals and annuity payments	—	(5,667)	(50)
Transfers between subaccounts, net	—	4,367	—
Maintenance charges and mortality adjustments	(179)	(1,038)	(352)

Increase (decrease) in net assets from contract transactions	(179)	(2,308)	(402)

Total increase (decrease) in net assets	9,649	7,413	(5,465)

Net assets as of December 31, 2021	$60,536	$472,128	$132,822

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Lord Abbett Series Growth and Income VC	Lord Abbett Series Growth Opportunities VC	Lord Abbett Series Total Return VC
Net assets as of December 31, 2019	$121,452	$25,581	$309,119

Investment income (loss):
Dividend distributions	1,186	—	3,946
Investment Expenses:
Mortality and expense risk and administrative charges	(1,461)	(116)	(940)

Net investment income (loss)	(275)	(116)	3,006

Increase (decrease) in net assets from operations:
Capital gain distributions	—	5,653	3,140
Realized capital gain (loss) on investments	(7,134)	34	7,100
Change in unrealized appreciation (depreciation)	3,357	8,834	4,368

Net gain (loss) on investments	(3,777)	14,521	14,608

Net increase (decrease) in net assets from operations	(4,052)	14,405	17,614

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(40,750)	(103)	(170,211)
Transfers between subaccounts, net	—	20,320	14,669
Maintenance charges and mortality adjustments	(339)	(41)	(35)

Increase (decrease) in net assets from contract transactions	(41,089)	20,176	(155,577)

Total increase (decrease) in net assets	(45,141)	34,581	(137,963)

Net assets as of December 31, 2020	$76,311	$60,162	$171,156

Investment income (loss):
Dividend distributions	942	—	3,061
Investment Expenses:
Mortality and expense risk and administrative charges	(1,272)	(146)	(413)

Net investment income (loss)	(330)	(146)	2,648

Increase (decrease) in net assets from operations:
Capital gain distributions	9,659	12,565	1,123
Realized capital gain (loss) on investments	160	871	464
Change in unrealized appreciation (depreciation)	11,212	(10,217)	(5,026)

Net gain (loss) on investments	21,031	3,219	(3,439)

Net increase (decrease) in net assets from operations	20,701	3,073	(791)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(6,760)	(2,635)
Transfers between subaccounts, net	—	—	(11,007)
Maintenance charges and mortality adjustments	(326)	(117)	(77)

Increase (decrease) in net assets from contract transactions	(326)	(6,877)	(13,719)

Total increase (decrease) in net assets	20,375	(3,804)	(14,510)

Net assets as of December 31, 2021	$96,686	$56,358	$156,646

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	MFS® VIT Emerging Markets Equity	MFS® VIT Global Tactical Allocation	MFS® VIT II Research International
Net assets as of December 31, 2019	$49,995	$38,794	$108,140

Investment income (loss):
Dividend distributions	1,109	590	1,926
Investment Expenses:
Mortality and expense risk and administrative charges	(144)	(555)	(1,498)

Net investment income (loss)	965	35	428

Increase (decrease) in net assets from operations:
Capital gain distributions	2,094	1,798	3,674
Realized capital gain (loss) on investments	(1,081)	(28)	3,654
Change in unrealized appreciation (depreciation)	(629)	(31)	3,923

Net gain (loss) on investments	384	1,739	11,251

Net increase (decrease) in net assets from operations	1,349	1,774	11,679

Contract owner transactions:
Variable annuity deposits	—	600	306
Terminations, withdrawals and annuity payments	(6,878)	—	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(4)	—	—

Increase (decrease) in net assets from contract transactions	(6,882)	600	306

Total increase (decrease) in net assets	(5,533)	2,374	11,985

Net assets as of December 31, 2020	$44,462	$41,168	$120,125

Investment income (loss):
Dividend distributions	120	330	870
Investment Expenses:
Mortality and expense risk and administrative charges	(112)	(609)	(1,852)

Net investment income (loss)	8	(279)	(982)

Increase (decrease) in net assets from operations:
Capital gain distributions	4	1,919	6,258
Realized capital gain (loss) on investments	94	(5)	250
Change in unrealized appreciation (depreciation)	(3,300)	(1,181)	6,087

Net gain (loss) on investments	(3,202)	733	12,595

Net increase (decrease) in net assets from operations	(3,194)	454	11,613

Contract owner transactions:
Variable annuity deposits	—	600	—
Terminations, withdrawals and annuity payments	(401)	—	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(9)	(7)	(22)

Increase (decrease) in net assets from contract transactions	(410)	593	(22)

Total increase (decrease) in net assets	(3,604)	1,047	11,591

Net assets as of December 31, 2021	$40,858	$42,215	$131,716

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	MFS® VIT International Intrinsic Value	MFS® VIT New Discovery	MFS® VIT Research
Net assets as of December 31, 2019	$416,548	$182,136	$44,359

Investment income (loss):
Dividend distributions	2,075	—	239
Investment Expenses:
Mortality and expense risk and administrative charges	(2,248)	(640)	(645)

Net investment income (loss)	(173)	(640)	(406)

Increase (decrease) in net assets from operations:
Capital gain distributions	5,429	6,088	1,808
Realized capital gain (loss) on investments	14,368	(5,742)	26
Change in unrealized appreciation (depreciation)	13,312	12,380	5,062

Net gain (loss) on investments	33,109	12,726	6,896

Net increase (decrease) in net assets from operations	32,936	12,086	6,490

Contract owner transactions:
Variable annuity deposits	29	—	—
Terminations, withdrawals and annuity payments	(8,694)	(198)	—
Transfers between subaccounts, net	(139,068)	(118,108)	—
Maintenance charges and mortality adjustments	(130)	(145)	—

Increase (decrease) in net assets from contract transactions	(147,863)	(118,451)	—

Total increase (decrease) in net assets	(114,927)	(106,365)	6,490

Net assets as of December 31, 2020	$301,621	$75,771	$50,849

Investment income (loss):
Dividend distributions	432	—	192
Investment Expenses:
Mortality and expense risk and administrative charges	(2,059)	(470)	(828)

Net investment income (loss)	(1,627)	(470)	(636)

Increase (decrease) in net assets from operations:
Capital gain distributions	8,376	14,168	3,319
Realized capital gain (loss) on investments	3,661	461	187
Change in unrealized appreciation (depreciation)	18,686	(14,110)	8,682

Net gain (loss) on investments	30,723	519	12,188

Net increase (decrease) in net assets from operations	29,096	49	11,552

Contract owner transactions:
Variable annuity deposits	24	16	—
Terminations, withdrawals and annuity payments	(10,152)	(1,480)	—
Transfers between subaccounts, net	18,511	8,124	—
Maintenance charges and mortality adjustments	(187)	(196)	(8)

Increase (decrease) in net assets from contract transactions	8,196	6,464	(8)

Total increase (decrease) in net assets	37,292	6,513	11,544

Net assets as of December 31, 2021	$338,913	$82,284	$62,393

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	MFS® VIT Total Return	MFS® VIT Utilities	Morgan Stanley VIF Emerging Markets Equity
Net assets as of December 31, 2019	$35,105	$121,869	$105,411

Investment income (loss):
Dividend distributions	718	2,785	1,304
Investment Expenses:
Mortality and expense risk and administrative charges	(500)	(683)	(355)

Net investment income (loss)	218	2,102	949

Increase (decrease) in net assets from operations:
Capital gain distributions	935	3,295	1,649
Realized capital gain (loss) on investments	21	245	(27)
Change in unrealized appreciation (depreciation)	1,610	1,827	11,810

Net gain (loss) on investments	2,566	5,367	13,432

Net increase (decrease) in net assets from operations	2,784	7,469	14,381

Contract owner transactions:
Variable annuity deposits	—	432	20
Terminations, withdrawals and annuity payments	—	(728)	(1,604)
Transfers between subaccounts, net	—	8,465	—
Maintenance charges and mortality adjustments	—	(13)	(27)

Increase (decrease) in net assets from contract transactions	—	8,156	(1,611)

Total increase (decrease) in net assets	2,784	15,625	12,770

Net assets as of December 31, 2020	$37,889	$137,494	$118,181

Investment income (loss):
Dividend distributions	661	399	970
Investment Expenses:
Mortality and expense risk and administrative charges	(590)	(473)	(302)

Net investment income (loss)	71	(74)	668

Increase (decrease) in net assets from operations:
Capital gain distributions	2,005	900	—
Realized capital gain (loss) on investments	165	16,276	1,923
Change in unrealized appreciation (depreciation)	2,370	(9,612)	848

Net gain (loss) on investments	4,540	7,564	2,771

Net increase (decrease) in net assets from operations	4,611	7,490	3,439

Contract owner transactions:
Variable annuity deposits	—	412	—
Terminations, withdrawals and annuity payments	(514)	(117,291)	(2,219)
Transfers between subaccounts, net	—	(11)	(7,267)
Maintenance charges and mortality adjustments	(6)	(20)	(66)

Increase (decrease) in net assets from contract transactions	(520)	(116,910)	(9,552)

Total increase (decrease) in net assets	4,091	(109,420)	(6,113)

Net assets as of December 31, 2021	$41,980	$28,074	$112,068

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Conservative ETF Asset Allocation Portfolio
Net assets as of December 31, 2019	$26,534	$1,265,314	$977,708

Investment income (loss):
Dividend distributions	466	25,396	19,098
Investment Expenses:
Mortality and expense risk and administrative charges	(359)	(17,432)	(15,140)

Net investment income (loss)	107	7,964	3,958

Increase (decrease) in net assets from operations:
Capital gain distributions	517	16,259	6,111
Realized capital gain (loss) on investments	(19)	(1,388)	348
Change in unrealized appreciation (depreciation)	1,604	72,908	42,979

Net gain (loss) on investments	2,102	87,779	49,438

Net increase (decrease) in net assets from operations	2,209	95,743	53,396

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(1,637)	(19,856)
Transfers between subaccounts, net	—	—	131,899
Maintenance charges and mortality adjustments	(67)	(928)	(855)

Increase (decrease) in net assets from contract transactions	(67)	(2,565)	111,188

Total increase (decrease) in net assets	2,142	93,178	164,584

Net assets as of December 31, 2020	$28,676	$1,358,492	$1,142,292

Investment income (loss):
Dividend distributions	353	19,516	16,205
Investment Expenses:
Mortality and expense risk and administrative charges	(463)	(20,379)	(16,629)

Net investment income (loss)	(110)	(863)	(424)

Increase (decrease) in net assets from operations:
Capital gain distributions	700	56,479	30,731
Realized capital gain (loss) on investments	100	1,677	758
Change in unrealized appreciation (depreciation)	4,075	68,104	(21,873)

Net gain (loss) on investments	4,875	126,260	9,616

Net increase (decrease) in net assets from operations	4,765	125,397	9,192

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(1,744)	(2,266)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(93)	(1,378)	(1,082)

Increase (decrease) in net assets from contract transactions	(93)	(3,122)	(3,348)

Total increase (decrease) in net assets	4,672	122,275	5,844

Net assets as of December 31, 2021	$33,348	$1,480,767	$1,148,136

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Neuberger Berman AMT Sustainable Equity
Net assets as of December 31, 2019	$459,857	$62,971	$257,923

Investment income (loss):
Dividend distributions	9,101	1,328	1,531
Investment Expenses:
Mortality and expense risk and administrative charges	(6,359)	(906)	(3,189)

Net investment income (loss)	2,742	422	(1,658)

Increase (decrease) in net assets from operations:
Capital gain distributions	13,020	746	10,517
Realized capital gain (loss) on investments	(337)	(5)	230
Change in unrealized appreciation (depreciation)	23,146	3,149	35,403

Net gain (loss) on investments	35,829	3,890	46,150

Net increase (decrease) in net assets from operations	38,571	4,312	44,492

Contract owner transactions:
Variable annuity deposits	—	—	2
Terminations, withdrawals and annuity payments	(1,736)	—	(8,987)
Transfers between subaccounts, net	—	—	(1,276)
Maintenance charges and mortality adjustments	(513)	(107)	(505)

Increase (decrease) in net assets from contract transactions	(2,249)	(107)	(10,766)

Total increase (decrease) in net assets	36,322	4,205	33,726

Net assets as of December 31, 2020	$496,179	$67,176	$291,649

Investment income (loss):
Dividend distributions	6,686	974	1,218
Investment Expenses:
Mortality and expense risk and administrative charges	(7,834)	(1,004)	(4,041)

Net investment income (loss)	(1,148)	(30)	(2,823)

Increase (decrease) in net assets from operations:
Capital gain distributions	19,243	2,109	6,229
Realized capital gain (loss) on investments	1,249	179	4,075
Change in unrealized appreciation (depreciation)	46,209	1,043	55,351

Net gain (loss) on investments	66,701	3,331	65,655

Net increase (decrease) in net assets from operations	65,553	3,301	62,832

Contract owner transactions:
Variable annuity deposits	—	—	7
Terminations, withdrawals and annuity payments	(1,905)	(918)	(10,727)
Transfers between subaccounts, net	—	—	(1,588)
Maintenance charges and mortality adjustments	(730)	(130)	(653)

Increase (decrease) in net assets from contract transactions	(2,635)	(1,048)	(12,961)

Total increase (decrease) in net assets	62,918	2,253	49,871

Net assets as of December 31, 2021	$559,097	$69,429	$341,520

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	PIMCO VIT All Asset	PIMCO VIT CommodityRealRe turn Strategy	PIMCO VIT Emerging Markets Bond
Net assets as of December 31, 2019	$54,531	$138,101	$270,697

Investment income (loss):
Dividend distributions	2,530	6,848	11,059
Investment Expenses:
Mortality and expense risk and administrative charges	(436)	(443)	(1,358)

Net investment income (loss)	2,094	6,405	9,701

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(17)	(10,845)	(3,535)
Change in unrealized appreciation (depreciation)	1,684	2,209	4,692

Net gain (loss) on investments	1,667	(8,636)	1,157

Net increase (decrease) in net assets from operations	3,761	(2,231)	10,858

Contract owner transactions:
Variable annuity deposits	36	2	1,361
Terminations, withdrawals and annuity payments	(427)	(17,361)	(27,208)
Transfers between subaccounts, net	—	—	1,219
Maintenance charges and mortality adjustments	(26)	(67)	(86)

Increase (decrease) in net assets from contract transactions	(417)	(17,426)	(24,714)

Total increase (decrease) in net assets	3,344	(19,657)	(13,856)

Net assets as of December 31, 2020	$57,875	$118,444	$256,841

Investment income (loss):
Dividend distributions	6,944	5,791	10,961
Investment Expenses:
Mortality and expense risk and administrative charges	(491)	(418)	(1,095)

Net investment income (loss)	6,453	5,373	9,866

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	108	(1,676)	(79)
Change in unrealized appreciation (depreciation)	2,189	34,392	(17,789)

Net gain (loss) on investments	2,297	32,716	(17,868)

Net increase (decrease) in net assets from operations	8,750	38,089	(8,002)

Contract owner transactions:
Variable annuity deposits	36	—	5
Terminations, withdrawals and annuity payments	(398)	(11,767)	(7,387)
Transfers between subaccounts, net	—	(3,775)	10,800
Maintenance charges and mortality adjustments	(77)	(137)	(196)

Increase (decrease) in net assets from contract transactions	(439)	(15,679)	3,222

Total increase (decrease) in net assets	8,311	22,410	(4,780)

Net assets as of December 31, 2021	$66,186	$140,854	$252,061

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	PIMCO VIT High Yield	PIMCO VIT International Bond Portfolio (Unhedged)
Net assets as of December 31, 2019	$32,295	$31,986	$79,358

Investment income (loss):
Dividend distributions	643	442	4,125
Investment Expenses:
Mortality and expense risk and administrative charges	(338)	(63)	(524)

Net investment income (loss)	305	379	3,601

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(859)	(1,357)	(797)
Change in unrealized appreciation (depreciation)	2,312	(1,020)	4,477

Net gain (loss) on investments	1,453	(2,377)	3,680

Net increase (decrease) in net assets from operations	1,758	(1,998)	7,281

Contract owner transactions:
Variable annuity deposits	—	8	—
Terminations, withdrawals and annuity payments	—	(18,823)	(2,860)
Transfers between subaccounts, net	(6,043)	(8,788)	1,290
Maintenance charges and mortality adjustments	(5)	(19)	(10)

Increase (decrease) in net assets from contract transactions	(6,048)	(27,622)	(1,580)

Total increase (decrease) in net assets	(4,290)	(29,620)	5,701

Net assets as of December 31, 2020	$28,005	$2,366	$85,059

Investment income (loss):
Dividend distributions	1,331	103	4,598
Investment Expenses:
Mortality and expense risk and administrative charges	(324)	(7)	(481)

Net investment income (loss)	1,007	96	4,117

Increase (decrease) in net assets from operations:
Capital gain distributions	419	—	135
Realized capital gain (loss) on investments	(13)	1	(293)
Change in unrealized appreciation (depreciation)	(2,920)	(22)	(10,945)

Net gain (loss) on investments	(2,514)	(21)	(11,103)

Net increase (decrease) in net assets from operations	(1,507)	75	(6,986)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(24)	(3,824)
Transfers between subaccounts, net	—	—	10,215
Maintenance charges and mortality adjustments	(16)	(12)	(28)

Increase (decrease) in net assets from contract transactions	(16)	(36)	6,363

Total increase (decrease) in net assets	(1,523)	39	(623)

Net assets as of December 31, 2021	$26,482	$2,405	$84,436

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	PIMCO VIT Low Duration Administrative	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Administrative
Net assets as of December 31, 2019	$601,239	$377,581	$373,801

Investment income (loss):
Dividend distributions	6,600	3,992	5,493
Investment Expenses:
Mortality and expense risk and administrative charges	(7, 849)	(3,863)	(5,523)

Net investment income (loss)	(1,249)	129	(30)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	909	(1,609)	1,829
Change in unrealized appreciation (depreciation)	7,687	7,592	33,876

Net gain (loss) on investments	8,596	5,983	35,705

Net increase (decrease) in net assets from operations	7,347	6,112	35,675

Contract owner transactions:
Variable annuity deposits	—	115	96
Terminations, withdrawals and annuity payments	(33,120)	(106,021)	(33,999)
Transfers between subaccounts, net	174,801	21,105	13,528
Maintenance charges and mortality adjustments	(4,040)	(298)	(1,400)

Increase (decrease) in net assets from contract transactions	137,641	(85,099)	(21,775)

Total increase (decrease) in net assets	144,988	(78,987)	13,900

Net assets as of December 31, 2020	$746,227	$298,594	$387,701

Investment income (loss):
Dividend distributions	3,148	1,322	19,068
Investment Expenses:
Mortality and expense risk and administrative charges	(8,484)	(3,614)	(5,440)

Net investment income (loss)	(5,336)	(2,292)	13,628

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	2,552	345	5,406
Change in unrealized appreciation (depreciation)	(10,527)	(4,771)	(3,686)

Net gain (loss) on investments	(7,975)	(4,426)	1,720

Net increase (decrease) in net assets from operations	(13,311)	(6,718)	15,348

Contract owner transactions:
Variable annuity deposits	—	126	12,819
Terminations, withdrawals and annuity payments	(114,422)	(614)	(54,716)
Transfers between subaccounts, net	(111,277)	11,694	8,405
Maintenance charges and mortality adjustments	(4,417)	(435)	(1,224)

Increase (decrease) in net assets from contract transactions	(230,116)	10,771	(34,716)

Total increase (decrease) in net assets	(243,427)	4,053	(19,368)

Net assets as of December 31, 2021	$502,800	$302,647	$368,333

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term	PIMCO VIT Total Return Administrative
Net assets as of December 31, 2019	$244,832	$769,426	$953,929

Investment income (loss):
Dividend distributions	2,363	6,308	19,653
Investment Expenses:
Mortality and expense risk and administrative charges	(1,081)	(3,902)	(12,872)

Net investment income (loss)	1,282	2,406	6,781

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	9,532
Realized capital gain (loss) on investments	7,547	1,090	9,835
Change in unrealized appreciation (depreciation)	8,788	5,111	34,866

Net gain (loss) on investments	16,335	6,201	54,233

Net increase (decrease) in net assets from operations	17,617	8,607	61,014

Contract owner transactions:
Variable annuity deposits	—	1	5
Terminations, withdrawals and annuity payments	(117,892)	(305,048)	(64,520)
Transfers between subaccounts, net	(24,860)	(12,206)	(46,645)
Maintenance charges and mortality adjustments	(114)	(1,118)	(4,788)

Increase (decrease) in net assets from contract transactions	(142,866)	(318,371)	(115,948)

Total increase (decrease) in net assets	(125,249)	(309,764)	(54,934)

Net assets as of December 31, 2020	$119,583	$459,662	$898,995

Investment income (loss):
Dividend distributions	7,157	4,636	17,294
Investment Expenses:
Mortality and expense risk and administrative charges	(941)	(3,334)	(13,272)

Net investment income (loss)	6,216	1,302	4,022

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	42,023
Realized capital gain (loss) on investments	1,075	1,048	(4,504)
Change in unrealized appreciation (depreciation)	(16)	(6,374)	(63,613)

Net gain (loss) on investments	1,059	(5,326)	(26,094)

Net increase (decrease) in net assets from operations	7,275	(4,024)	(22,072)

Contract owner transactions:
Variable annuity deposits	38,762	258,242	—
Terminations, withdrawals and annuity payments	(10,933)	(2,695)	(49,575)
Transfers between subaccounts, net	8,310	(258,226)	943,866
Maintenance charges and mortality adjustments	(229)	(1,354)	(4,987)

Increase (decrease) in net assets from contract transactions	35,910	(4,033)	889,304

Total increase (decrease) in net assets	43,185	(8,057)	867,232

Net assets as of December 31, 2021	$162,768	$451,605	$1,766,227

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	PIMCO VIT Total Return Advisor	Pioneer Bond VCT	Pioneer Equity Income VCT
Net assets as of December 31, 2019	$649,443	$394,588	$12,110

Investment income (loss):
Dividend distributions	11,905	11,142	257
Investment Expenses:
Mortality and expense risk and administrative charges	(6,859)	(3,508)	(157)

Net investment income (loss)	5,046	7,634	100

Increase (decrease) in net assets from operations:
Capital gain distributions	6,392	—	412
Realized capital gain (loss) on investments	9,838	442	(101)
Change in unrealized appreciation (depreciation)	20,983	21,138	(618)

Net gain (loss) on investments	37,213	21,580	(307)

Net increase (decrease) in net assets from operations	42,259	29,214	(207)

Contract owner transactions:
Variable annuity deposits	911	—	—
Terminations, withdrawals and annuity payments	(19,893)	(5,777)	—
Transfers between subaccounts, net	(160,055)	—	—
Maintenance charges and mortality adjustments	(235)	(714)	—

Increase (decrease) in net assets from contract transactions	(179,272)	(6,491)	—

Total increase (decrease) in net assets	(137,013)	22,723	(207)

Net assets as of December 31, 2020	$512,430	$417,311	$11,903

Investment income (loss):
Dividend distributions	9,013	7,976	165
Investment Expenses:
Mortality and expense risk and administrative charges	(5,839)	(3,314)	(195)

Net investment income (loss)	3,174	4,662	(30)

Increase (decrease) in net assets from operations:
Capital gain distributions	21,866	10,497	—
Realized capital gain (loss) on investments	169	790	(112)
Change in unrealized appreciation (depreciation)	(38,101)	(18,331)	2,932

Net gain (loss) on investments	(16,066)	(7,044)	2,820

Net increase (decrease) in net assets from operations	(12,892)	(2,382)	2,790

Contract owner transactions:
Variable annuity deposits	43,772	—	—
Terminations, withdrawals and annuity payments	(1,198)	(5,811)	(177)
Transfers between subaccounts, net	12,617	(13,073)	—
Maintenance charges and mortality adjustments	(446)	(820)	(2)

Increase (decrease) in net assets from contract transactions	54,745	(19,704)	(179)

Total increase (decrease) in net assets	41,853	(22,086)	2,611

Net assets as of December 31, 2021	$554,283	$395,225	$14,514

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Pioneer Real Estate Shares VCT	Pioneer Strategic Income VCT	Probabilities Fund
Net assets as of December 31, 2019	$11,571	$138,970	$250,513

Investment income (loss):
Dividend distributions	1,099	4,505	—
Investment Expenses:
Mortality and expense risk and administrative charges	(874)	(2,004)	(1,012)

Net investment income (loss)	225	2,501	(1,012)

Increase (decrease) in net assets from operations:
Capital gain distributions	18,115	433	6,999
Realized capital gain (loss) on investments	(1,699)	1,087	(7,693)
Change in unrealized appreciation (depreciation)	(25,997)	4,053	(25,817)

Net gain (loss) on investments	(9,581)	5,573	(26,511)

Net increase (decrease) in net assets from operations	(9,356)	8,074	(27,523)

Contract owner transactions:
Variable annuity deposits	—	—	18
Terminations, withdrawals and annuity payments	(2,350)	(102)	(527)
Transfers between subaccounts, net	73,807	—	(32,175)
Maintenance charges and mortality adjustments	(194)	—	(565)

Increase (decrease) in net assets from contract transactions	71,263	(102)	(33,249)

Total increase (decrease) in net assets	61,907	7,972	(60,772)

Net assets as of December 31, 2020	$73,478	$146,942	$189,741

Investment income (loss):
Dividend distributions	127	4,459	—
Investment Expenses:
Mortality and expense risk and administrative charges	(267)	(2,129)	(624)

Net investment income (loss)	(140)	2,330	(624)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,390	—
Realized capital gain (loss) on investments	(24,242)	59	(149)
Change in unrealized appreciation (depreciation)	30,330	(3,389)	3,894

Net gain (loss) on investments	6,088	(1,940)	3,745

Net increase (decrease) in net assets from operations	5,948	390	3,121

Contract owner transactions:
Variable annuity deposits	—	—	18
Terminations, withdrawals and annuity payments	(1,401)	(170)	—
Transfers between subaccounts, net	(63,355)	—	—
Maintenance charges and mortality adjustments	(19)	(23)	(778)

Increase (decrease) in net assets from contract transactions	(64,775)	(193)	(760)

Total increase (decrease) in net assets	(58,827)	197	2,361

Net assets as of December 31, 2021	$14,651	$147,139	$192,102

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Putnam VT Growth Opportunities	Putnam VT Income	Putnam VT Large Cap Value_(b)
Net assets as of December 31, 2019	$208,188	$175,146	$477,535

Investment income (loss):
Dividend distributions	92	13,980	7,501
Investment Expenses:
Mortality and expense risk and administrative charges	(3,502)	(1,891)	(3,969)

Net investment income (loss)	(3,410)	12,089	3,532

Increase (decrease) in net assets from operations:
Capital gain distributions	12,992	2,594	30,200
Realized capital gain (loss) on investments	1,467	(3,998)	6,598
Change in unrealized appreciation (depreciation)	69,884	(1,330)	(24,122)

Net gain (loss) on investments	84,343	(2,734)	12,676

Net increase (decrease) in net assets from operations	80,933	9,355	16,208

Contract owner transactions:
Variable annuity deposits	—	—	660
Terminations, withdrawals and annuity payments	(234)	(4,340)	(2,809)
Transfers between subaccounts, net	50,799	45,084	(41,146)
Maintenance charges and mortality adjustments	(870)	(170)	(187)

Increase (decrease) in net assets from contract transactions	49,695	40,574	(43,482)

Total increase (decrease) in net assets	130,628	49,929	(27,274)

Net assets as of December 31, 2020	$338,816	$225,075	$450,261

Investment income (loss):
Dividend distributions	—	2,423	6,207
Investment Expenses:
Mortality and expense risk and administrative charges	(4,647)	(489)	(4,592)

Net investment income (loss)	(4,647)	1,934	1,615

Increase (decrease) in net assets from operations:
Capital gain distributions	33,954	8,125	19,323
Realized capital gain (loss) on investments	2,601	(2,960)	1,926
Change in unrealized appreciation (depreciation)	37,738	(15,815)	94,806

Net gain (loss) on investments	74,293	(10,650)	116,055

Net increase (decrease) in net assets from operations	69,646	(8,716)	117,670

Contract owner transactions:
Variable annuity deposits	—	—	30
Terminations, withdrawals and annuity payments	(9,672)	(3,714)	(4,830)
Transfers between subaccounts, net	—	(54,814)	10,230
Maintenance charges and mortality adjustments	(1,208)	(74)	(437)

Increase (decrease) in net assets from contract transactions	(10,880)	(58,602)	4,993

Total increase (decrease) in net assets	58,766	(67,318)	122,663

Net assets as of December 31, 2021	$397,582	$157,757	$572,924

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Putnam VT Multi- Asset Absolute Return	Putnam VT Small Cap Growth	Rydex VIF Banking
Net assets as of December 31, 2019	$52,852	$11,559	$107,475

Investment income (loss):
Dividend distributions	—	—	865
Investment Expenses:
Mortality and expense risk and administrative charges	(185)	(305)	(882)

Net investment income (loss)	(185)	(305)	(17)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	467	—
Realized capital gain (loss) on investments	(112)	1,038	(8,674)
Change in unrealized appreciation (depreciation)	(3,778)	9,171	(8,153)

Net gain (loss) on investments	(3,890)	10,676	(16,827)

Net increase (decrease) in net assets from operations	(4,075)	10,371	(16,844)

Contract owner transactions:
Variable annuity deposits	—	9,516	27
Terminations, withdrawals and annuity payments	(724)	—	(754)
Transfers between subaccounts, net	—	(745)	(18,550)
Maintenance charges and mortality adjustments	(41)	(55)	(150)

Increase (decrease) in net assets from contract transactions	(765)	8,716	(19,427)

Total increase (decrease) in net assets	(4,840)	19,087	(36,271)

Net assets as of December 31, 2020	$48,012	$30,646	$71,204

Investment income (loss):
Dividend distributions	—	—	598
Investment Expenses:
Mortality and expense risk and administrative charges	(119)	(478)	(1,229)

Net investment income (loss)	(119)	(478)	(631)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,468	—
Realized capital gain (loss) on investments	(101)	151	1,445
Change in unrealized appreciation (depreciation)	452	1,605	21,225

Net gain (loss) on investments	351	4,224	22,670

Net increase (decrease) in net assets from operations	232	3,746	22,039

Contract owner transactions:
Variable annuity deposits	—	—	12
Terminations, withdrawals and annuity payments	(523)	—	(4,355)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(95)	(69)	(242)

Increase (decrease) in net assets from contract transactions	(618)	(69)	(4,585)

Total increase (decrease) in net assets	(386)	3,677	17,454

Net assets as of December 31, 2021	$47,626	$34,323	$88,658

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF Basic Materials	Rydex VIF Biotechnology	Rydex VIF Commodities Strategy
Net assets as of December 31, 2019	$130,075	$495,170	$24,484

Investment income (loss):
Dividend distributions	1,490	—	114
Investment Expenses:
Mortality and expense risk and administrative charges	(1,472)	(4,053)	(230)

Net investment income (loss)	18	(4,053)	(116)

Increase (decrease) in net assets from operations:
Capital gain distributions	955	28,854	—
Realized capital gain (loss) on investments	6,793	50,823	(140)
Change in unrealized appreciation (depreciation)	30,107	(20,232)	(5,124)

Net gain (loss) on investments	37,855	59,445	(5,264)

Net increase (decrease) in net assets from operations	37,873	55,392	(5,380)

Contract owner transactions:
Variable annuity deposits	10	3	—
Terminations, withdrawals and annuity payments	(14,888)	(101,261)	(5)
Transfers between subaccounts, net	4,823	(189,622)	(2,134)
Maintenance charges and mortality adjustments	(332)	(860)	—

Increase (decrease) in net assets from contract transactions	(10,387)	(291,740)	(2,139)

Total increase (decrease) in net assets	27,486	(236,348)	(7,519)

Net assets as of December 31, 2020	$157,561	$258,822	$16,965

Investment income (loss):
Dividend distributions	987	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,032)	(4,872)	(938)

Net investment income (loss)	(1,045)	(4,872)	(938)

Increase (decrease) in net assets from operations:
Capital gain distributions	4,376	33,019	—
Realized capital gain (loss) on investments	18,854	8,327	589
Change in unrealized appreciation (depreciation)	9,055	(45,303)	18,316

Net gain (loss) on investments	32,285	(3,957)	18,905

Net increase (decrease) in net assets from operations	31,240	(8,829)	17,967

Contract owner transactions:
Variable annuity deposits	—	142	—
Terminations, withdrawals and annuity payments	(20,249)	(34,987)	(1,865)
Transfers between subaccounts, net	(722)	121,148	65,029
Maintenance charges and mortality adjustments	(492)	(1,148)	(469)

Increase (decrease) in net assets from contract transactions	(21,463)	85,155	62,695

Total increase (decrease) in net assets	9,777	76,326	80,662

Net assets as of December 31, 2021	$167,338	$335,148	$97,627

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF Consumer Products	Rydex VIF Dow 2x Strategy_(d)	Rydex VIF Electronics
Net assets as of December 31, 2019	$125,179	$191,828	$304,240

Investment income (loss):
Dividend distributions	661	866	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,176)	(1,306)	(2,298)

Net investment income (loss)	(515)	(440)	(2,298)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,033	12,589	2,875
Realized capital gain (loss) on investments	1,111	(3,696)	22,415
Change in unrealized appreciation (depreciation)	(308)	(23,895)	53,094

Net gain (loss) on investments	1,836	(15,002)	78,384

Net increase (decrease) in net assets from operations	1,321	(15,442)	76,086

Contract owner transactions:
Variable annuity deposits	46	—	—
Terminations, withdrawals and annuity payments	(25,714)	(640)	(73,666)
Transfers between subaccounts, net	(19,080)	(78,193)	(90,967)
Maintenance charges and mortality adjustments	(103)	(163)	(934)

Increase (decrease) in net assets from contract transactions	(44,851)	(78,996)	(165,567)

Total increase (decrease) in net assets	(43,530)	(94,438)	(89,481)

Net assets as of December 31, 2020	$81,649	$97,390	$214,759

Investment income (loss):
Dividend distributions	546	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(908)	(1,652)	(2,874)

Net investment income (loss)	(362)	(1,652)	(2,874)

Increase (decrease) in net assets from operations:
Capital gain distributions	50	—	13,966
Realized capital gain (loss) on investments	3,045	412	11,392
Change in unrealized appreciation (depreciation)	3,419	38,674	54,513

Net gain (loss) on investments	6,514	39,086	79,871

Net increase (decrease) in net assets from operations	6,152	37,434	76,997

Contract owner transactions:
Variable annuity deposits	24	—	—
Terminations, withdrawals and annuity payments	(21,951)	(462)	(14,651)
Transfers between subaccounts, net	3	—	5,153
Maintenance charges and mortality adjustments	(77)	(239)	(1,277)

Increase (decrease) in net assets from contract transactions	(22,001)	(701)	(10,775)

Total increase (decrease) in net assets	(15,849)	36,733	66,222

Net assets as of December 31, 2021	$65,800	$134,123	$280,981

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF Energy	Rydex VIF Energy Services	Rydex VIF Europe 1.25x Strategy_(d)
Net assets as of December 31, 2019	$64,577	$27,044	$1,049

Investment income (loss):
Dividend distributions	527	118	—
Investment Expenses:
Mortality and expense risk and administrative charges	(544)	(191)	(2)

Net investment income (loss)	(17)	(73)	(2)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(7,375)	(627)	(183)
Change in unrealized appreciation (depreciation)	(13,683)	(9,635)	(50)

Net gain (loss) on investments	(21,058)	(10,262)	(233)

Net increase (decrease) in net assets from operations	(21,075)	(10,335)	(235)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(129)	(97)	(789)
Transfers between subaccounts, net	987	—	(1)
Maintenance charges and mortality adjustments	(161)	(45)	(1)

Increase (decrease) in net assets from contract transactions	697	(142)	(791)

Total increase (decrease) in net assets	(20,378)	(10,477)	(1,026)

Net assets as of December 31, 2020	$44,199	$16,567	$23

Investment income (loss):
Dividend distributions	412	25	—
Investment Expenses:
Mortality and expense risk and administrative charges	(828)	(255)	—

Net investment income (loss)	(416)	(230)	—

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(3,476)	(1,612)	—
Change in unrealized appreciation (depreciation)	25,652	4,495	4

Net gain (loss) on investments	22,176	2,883	4

Net increase (decrease) in net assets from operations	21,760	2,653	4

Contract owner transactions:
Variable annuity deposits	8,688	—	—
Terminations, withdrawals and annuity payments	(10,345)	(1,074)	—
Transfers between subaccounts, net	(96)	26	—
Maintenance charges and mortality adjustments	(230)	(61)	—

Increase (decrease) in net assets from contract transactions	(1,983)	(1,109)	—

Total increase (decrease) in net assets	19,777	1,544	4

Net assets as of December 31, 2021	$63,976	$18,111	$27

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF Financial Services	Rydex VIF Government Long Bond 1.2x Strategy_(d)	Rydex VIF Health Care
Net assets as of December 31, 2019	$111,422	$45,881	$500,166

Investment income (loss):
Dividend distributions	584	87	—
Investment Expenses:
Mortality and expense risk and administrative charges	(450)	(792)	(4,310)

Net investment income (loss)	134	(705)	(4,310)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,200	—	8,068
Realized capital gain (loss) on investments	(2,707)	12,524	35,996
Change in unrealized appreciation (depreciation)	(10,437)	1,380	(9,527)

Net gain (loss) on investments	(10,944)	13,904	34,537

Net increase (decrease) in net assets from operations	(10,810)	13,199	30,227

Contract owner transactions:
Variable annuity deposits	—	—	7
Terminations, withdrawals and annuity payments	(9,727)	(36,869)	(104,336)
Transfers between subaccounts, net	(62,801)	467	(141,259)
Maintenance charges and mortality adjustments	(153)	(71)	(1,049)

Increase (decrease) in net assets from contract transactions	(72,681)	(36,473)	(246,637)

Total increase (decrease) in net assets	(83,491)	(23,274)	(216,410)

Net assets as of December 31, 2020	$27,931	$22,607	$283,756

Investment income (loss):
Dividend distributions	103	75	—
Investment Expenses:
Mortality and expense risk and administrative charges	(382)	(264)	(2,927)

Net investment income (loss)	(279)	(189)	(2,927)

Increase (decrease) in net assets from operations:
Capital gain distributions	614	—	12,302
Realized capital gain (loss) on investments	838	564	42,441
Change in unrealized appreciation (depreciation)	7,289	(1,872)	(19,613)

Net gain (loss) on investments	8,741	(1,308)	35,130

Net increase (decrease) in net assets from operations	8,462	(1,497)	32,203

Contract owner transactions:
Variable annuity deposits	—	12,659	8,735
Terminations, withdrawals and annuity payments	(5,408)	(20,627)	(137,656)
Transfers between subaccounts, net	—	(3)	(21)
Maintenance charges and mortality adjustments	(189)	(23)	(752)

Increase (decrease) in net assets from contract transactions	(5,597)	(7,994)	(129,694)

Total increase (decrease) in net assets	2,865	(9,491)	(97,491)

Net assets as of December 31, 2021	$30,796	$13,116	$186,265

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF Internet	Rydex VIF Inverse Government Long Bond Strategy_(d)	Rydex VIF Inverse Russell 2000® Strategy_(d)
Net assets as of December 31, 2019	$324,562	$25,669	$976

Investment income (loss):
Dividend distributions	—	7	7
Investment Expenses:
Mortality and expense risk and administrative charges	(3,109)	(35)	(12)

Net investment income (loss)	(3,109)	(28)	(5)

Increase (decrease) in net assets from operations:
Capital gain distributions	3,141	—	—
Realized capital gain (loss) on investments	21,712	(7,418)	(8)
Change in unrealized appreciation (depreciation)	38,721	3,077	(284)

Net gain (loss) on investments	63,574	(4,341)	(292)

Net increase (decrease) in net assets from operations	60,465	(4,369)	(297)

Contract owner transactions:
Variable annuity deposits	9,758	61	—
Terminations, withdrawals and annuity payments	(23,133)	(18,872)	—
Transfers between subaccounts, net	(119,246)	3,135	(5)
Maintenance charges and mortality adjustments	(1,019)	(21)	(32)

Increase (decrease) in net assets from contract transactions	(133,640)	(15,697)	(37)

Total increase (decrease) in net assets	(73,175)	(20,066)	(334)

Net assets as of December 31, 2020	$251,387	$5,603	$642

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(3,077)	(38)	(7)

Net investment income (loss)	(3,077)	(38)	(7)

Increase (decrease) in net assets from operations:
Capital gain distributions	26,829	—	—
Realized capital gain (loss) on investments	9,061	586	(43)
Change in unrealized appreciation (depreciation)	(44,889)	70	(76)

Net gain (loss) on investments	(8,999)	656	(119)

Net increase (decrease) in net assets from operations	(12,076)	618	(126)

Contract owner transactions:
Variable annuity deposits	17	—	—
Terminations, withdrawals and annuity payments	(13,729)	(53)	—
Transfers between subaccounts, net	(13,040)	(3,604)	9
Maintenance charges and mortality adjustments	(1,057)	(17)	(31)

Increase (decrease) in net assets from contract transactions	(27,809)	(3,674)	(22)

Total increase (decrease) in net assets	(39,885)	(3,056)	(148)

Net assets as of December 31, 2021	$211,502	$2,547	$494

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF Inverse S&P 500 Strategy_(d)	Rydex VIF Japan 2x Strategy_(d)	Rydex VIF Leisure
Net assets as of December 31, 2019	$6,072	$59,992	$78,094

Investment income (loss):
Dividend distributions	38	587	—
Investment Expenses:
Mortality and expense risk and administrative charges	(39)	(801)	(698)

Net investment income (loss)	(1)	(214)	(698)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	1,484
Realized capital gain (loss) on investments	(226)	(57)	4,773
Change in unrealized appreciation (depreciation)	(1,530)	23,216	(1,677)

Net gain (loss) on investments	(1,756)	23,159	4,580

Net increase (decrease) in net assets from operations	(1,757)	22,945	3,882

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(38)	(122)	(39,066)
Transfers between subaccounts, net	260	—	(85)
Maintenance charges and mortality adjustments	(4)	(93)	(80)

Increase (decrease) in net assets from contract transactions	218	(215)	(39,231)

Total increase (decrease) in net assets	(1,539)	22,730	(35,349)

Net assets as of December 31, 2020	$4,533	$82,722	$42,745

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(10)	(1,142)	(845)

Net investment income (loss)	(10)	(1,142)	(845)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	886
Realized capital gain (loss) on investments	(35)	388	197
Change in unrealized appreciation (depreciation)	(1,071)	(11,899)	(1,770)

Net gain (loss) on investments	(1,106)	(11,511)	(687)

Net increase (decrease) in net assets from operations	(1,116)	(12,653)	(1,532)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(163)	—
Transfers between subaccounts, net	—	13	16,524
Maintenance charges and mortality adjustments	(8)	(135)	(90)

Increase (decrease) in net assets from contract transactions	(8)	(285)	16,434

Total increase (decrease) in net assets	(1,124)	(12,938)	14,902

Net assets as of December 31, 2021	$3,409	$69,784	$57,647

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF Mid- Cap 1.5x Strategy_(d)	Rydex VIF Money Market	Rydex VIF NASDAQ-100®
Net assets as of December 31, 2019	$59,824	$2,744,584	$481,765

Investment income (loss):
Dividend distributions	447	1,783	862
Investment Expenses:
Mortality and expense risk and administrative charges	(638)	(46,037)	(3,688)

Net investment income (loss)	(191)	(44,254)	(2,826)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,667	260	34,396
Realized capital gain (loss) on investments	(1,095)	—	48,200
Change in unrealized appreciation (depreciation)	4,766	2	28,319

Net gain (loss) on investments	5,338	262	110,915

Net increase (decrease) in net assets from operations	5,147	(43,992)	108,089

Contract owner transactions:
Variable annuity deposits	12	827,272	5,710
Terminations, withdrawals and annuity payments	(674)	(711,444)	(88,201)
Transfers between subaccounts, net	4	1,356,767	(162,828)
Maintenance charges and mortality adjustments	(59)	(11,694)	(988)

Increase (decrease) in net assets from contract transactions	(717)	1,460,901	(246,307)

Total increase (decrease) in net assets	4,430	1,416,909	(138,218)

Net assets as of December 31, 2020	$64,254	$4,161,493	$343,547

Investment income (loss):
Dividend distributions	—	20	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,011)	(31,332)	(4,411)

Net investment income (loss)	(1,011)	(31,312)	(4,411)

Increase (decrease) in net assets from operations:
Capital gain distributions	9,863	4	34,747
Realized capital gain (loss) on investments	(222)	—	36,146
Change in unrealized appreciation (depreciation)	12,811	(1)	22,853

Net gain (loss) on investments	22,452	3	93,746

Net increase (decrease) in net assets from operations	21,441	(31,309)	89,335

Contract owner transactions:
Variable annuity deposits	—	93,365	2
Terminations, withdrawals and annuity payments	(877)	(499,609)	(49,909)
Transfers between subaccounts, net	31	(1,398,752)	83,303
Maintenance charges and mortality adjustments	(114)	(7,209)	(1,367)

Increase (decrease) in net assets from contract transactions	(960)	(1,812,205)	32,029

Total increase (decrease) in net assets	20,481	(1,843,514)	121,364

Net assets as of December 31, 2021	$84,735	$2,317,979	$464,911

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF NASDAQ-100® 2x Strategy_(d)	Rydex VIF Nova_(d)	Rydex VIF Precious Metals
Net assets as of December 31, 2019	$24,011	$93,116	$231,298

Investment income (loss):
Dividend distributions	67	273	7,611
Investment Expenses:
Mortality and expense risk and administrative charges	(301)	(593)	(2,258)

Net investment income (loss)	(234)	(320)	5,353

Increase (decrease) in net assets from operations:
Capital gain distributions	4,848	3,206	—
Realized capital gain (loss) on investments	12,443	(7,447)	37,720
Change in unrealized appreciation (depreciation)	(3,711)	(4,887)	(8,141)

Net gain (loss) on investments	13,580	(9,128)	29,579

Net increase (decrease) in net assets from operations	13,346	(9,448)	34,932

Contract owner transactions:
Variable annuity deposits	—	—	10,396
Terminations, withdrawals and annuity payments	(1,712)	(8,079)	(1,023)
Transfers between subaccounts, net	(27,913)	(38,863)	(105,303)
Maintenance charges and mortality adjustments	(64)	(205)	(457)

Increase (decrease) in net assets from contract transactions	(29,689)	(47,147)	(96,387)

Total increase (decrease) in net assets	(16,343)	(56,595)	(61,455)

Net assets as of December 31, 2020	$7,668	$36,521	$169,843

Investment income (loss):
Dividend distributions	—	149	5,860
Investment Expenses:
Mortality and expense risk and administrative charges	(121)	(586)	(2,236)

Net investment income (loss)	(121)	(437)	3,624

Increase (decrease) in net assets from operations:
Capital gain distributions	1,103	1,787	—
Realized capital gain (loss) on investments	2,538	1,211	1,985
Change in unrealized appreciation (depreciation)	449	11,706	(23,226)

Net gain (loss) on investments	4,090	14,704	(21,241)

Net increase (decrease) in net assets from operations	3,969	14,267	(17,617)

Contract owner transactions:
Variable annuity deposits	—	6	534
Terminations, withdrawals and annuity payments	(458)	(2,920)	(4,034)
Transfers between subaccounts, net	(145)	—	5,069
Maintenance charges and mortality adjustments	(53)	(193)	(476)

Increase (decrease) in net assets from contract transactions	(656)	(3,107)	1,093

Total increase (decrease) in net assets	3,313	11,160	(16,524)

Net assets as of December 31, 2021	$10,981	$47,681	$153,319

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF Real Estate	Rydex VIF Retailing	Rydex VIF Russell 2000® 1.5x Strategy_(d)
Net assets as of December 31, 2019	$230,703	$89,188	$564

Investment income (loss):
Dividend distributions	5,094	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,618)	(452)	(8)

Net investment income (loss)	3,476	(452)	(8)

Increase (decrease) in net assets from operations:
Capital gain distributions	4,720	—	16
Realized capital gain (loss) on investments	2,638	9,850	76
Change in unrealized appreciation (depreciation)	(22,696)	1,824	32

Net gain (loss) on investments	(15,338)	11,674	124

Net increase (decrease) in net assets from operations	(11,862)	11,222	116

Contract owner transactions:
Variable annuity deposits	—	5,647	—
Terminations, withdrawals and annuity payments	(12,784)	(40,164)	(56)
Transfers between subaccounts, net	(110,890)	(26,936)	4,756
Maintenance charges and mortality adjustments	(560)	(120)	(12)

Increase (decrease) in net assets from contract transactions	(124,234)	(61,573)	4,688

Total increase (decrease) in net assets	(136,096)	(50,351)	4,804

Net assets as of December 31, 2020	$94,607	$38,837	$5,368

Investment income (loss):
Dividend distributions	624	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,342)	(645)	(12)

Net investment income (loss)	(718)	(645)	(12)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	4,875	116
Realized capital gain (loss) on investments	6,715	2,275	321
Change in unrealized appreciation (depreciation)	22,191	(2,646)	(148)

Net gain (loss) on investments	28,906	4,504	289

Net increase (decrease) in net assets from operations	28,188	3,859	277

Contract owner transactions:
Variable annuity deposits	6,025	17,331	—
Terminations, withdrawals and annuity payments	(32,917)	(4,681)	(88)
Transfers between subaccounts, net	7,412	16,525	(4,955)
Maintenance charges and mortality adjustments	(415)	(176)	(6)

Increase (decrease) in net assets from contract transactions	(19,895)	28,999	(5,049)

Total increase (decrease) in net assets	8,293	32,858	(4,772)

Net assets as of December 31, 2021	$102,900	$71,695	$596

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF Russell 2000® 2x Strategy_(d)	Rydex VIF S&P 500 2x Strategy_(d)	Rydex VIF S&P 500 Pure Growth
Net assets as of December 31, 2019	$257	$177,898	$570,178

Investment income (loss):
Dividend distributions	1	755	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1)	(1,911)	(4,169)

Net investment income (loss)	—	(1,156)	(4,169)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	18,131	79,808
Realized capital gain (loss) on investments	1	9,144	20,010
Change in unrealized appreciation (depreciation)	41	(8,543)	(22,267)

Net gain (loss) on investments	42	18,732	77,551

Net increase (decrease) in net assets from operations	42	17,576	73,382

Contract owner transactions:
Variable annuity deposits	—	—	720
Terminations, withdrawals and annuity payments	—	(673)	(144,980)
Transfers between subaccounts, net	(2)	(39,543)	(170,435)
Maintenance charges and mortality adjustments	(1)	(274)	(1,502)

Increase (decrease) in net assets from contract transactions	(3)	(40,490)	(316,197)

Total increase (decrease) in net assets	39	(22,914)	(242,815)

Net assets as of December 31, 2020	$296	$154,984	$327,363

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(5)	(2,858)	(3,667)

Net investment income (loss)	(5)	(2,858)	(3,667)

Increase (decrease) in net assets from operations:
Capital gain distributions	138	—	1,477
Realized capital gain (loss) on investments	1	2,856	58,921
Change in unrealized appreciation (depreciation)	(64)	86,934	21,456

Net gain (loss) on investments	75	89,790	81,854

Net increase (decrease) in net assets from operations	70	86,932	78,187

Contract owner transactions:
Variable annuity deposits	—	—	7,021
Terminations, withdrawals and annuity payments	—	—	(138,382)
Transfers between subaccounts, net	—	1,169	(7,793)
Maintenance charges and mortality adjustments	(1)	(456)	(1,133)

Increase (decrease) in net assets from contract transactions	(1)	713	(140,287)

Total increase (decrease) in net assets	69	87,645	(62,100)

Net assets as of December 31, 2021	$365	$242,629	$265,263

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF S&P 500 Pure Value	Rydex VIF S&P MidCap 400 Pure Growth	Rydex VIF S&P MidCap 400 Pure Value
Net assets as of December 31, 2019	$867,476	$151,320	$167,847

Investment income (loss):
Dividend distributions	11,512	—	487
Investment Expenses:
Mortality and expense risk and administrative charges	(6,190)	(1,543)	(1,311)

Net investment income (loss)	5,322	(1,543)	(824)

Increase (decrease) in net assets from operations:
Capital gain distributions	44,240	5,425	4,473
Realized capital gain (loss) on investments	(60,743)	(11,021)	(11,146)
Change in unrealized appreciation (depreciation)	16,100	40,796	10,169

Net gain (loss) on investments	(403)	35,200	3,496

Net increase (decrease) in net assets from operations	4,919	33,657	2,672

Contract owner transactions:
Variable annuity deposits	22,295	120	204
Terminations, withdrawals and annuity payments	(69,068)	(1,551)	(3,109)
Transfers between subaccounts, net	(163,518)	(16,494)	(19,982)
Maintenance charges and mortality adjustments	(2,729)	(214)	(372)

Increase (decrease) in net assets from contract transactions	(213,020)	(18,139)	(23,259)

Total increase (decrease) in net assets	(208,101)	15,518	(20,587)

Net assets as of December 31, 2020	$659,375	$166,838	$147,260

Investment income (loss):
Dividend distributions	4,273	—	141
Investment Expenses:
Mortality and expense risk and administrative charges	(6,967)	(2,039)	(1,937)

Net investment income (loss)	(2,694)	(2,039)	(1,796)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,360	14,301	6,494
Realized capital gain (loss) on investments	42,767	4,277	4,813
Change in unrealized appreciation (depreciation)	147,877	1,840	34,190

Net gain (loss) on investments	193,004	20,418	45,497

Net increase (decrease) in net assets from operations	190,310	18,379	43,701

Contract owner transactions:
Variable annuity deposits	7	116	6,338
Terminations, withdrawals and annuity payments	(43,318)	(1,856)	(15,580)
Transfers between subaccounts, net	(96,937)	151	5,758
Maintenance charges and mortality adjustments	(3,117)	(308)	(607)

Increase (decrease) in net assets from contract transactions	(143,365)	(1,897)	(4,091)

Total increase (decrease) in net assets	46,945	16,482	39,610

Net assets as of December 31, 2021	$706,320	$183,320	$186,870

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF S&P SmallCap 600 Pure Growth	Rydex VIF S&P SmallCap 600 Pure Value	Rydex VIF Strengthening Dollar 2x Strategy_(d)
Net assets as of December 31, 2019	$308,758	$316,784	$3,345

Investment income (loss):
Dividend distributions	—	—	23
Investment Expenses:
Mortality and expense risk and administrative charges	(524)	(2,785)	(75)

Net investment income (loss)	(524)	(2,785)	(52)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,887	—	—
Realized capital gain (loss) on investments	22,838	(1,461)	(30)
Change in unrealized appreciation (depreciation)	(10,844)	(16,810)	(508)

Net gain (loss) on investments	13,881	(18,271)	(538)

Net increase (decrease) in net assets from operations	13,357	(21,056)	(590)

Contract owner transactions:
Variable annuity deposits	360	840	—
Terminations, withdrawals and annuity payments	(14,604)	(16,135)	(413)
Transfers between subaccounts, net	(252,585)	(5,094)	200
Maintenance charges and mortality adjustments	(99)	(1,231)	(3)

Increase (decrease) in net assets from contract transactions	(266,928)	(21,620)	(216)

Total increase (decrease) in net assets	(253,571)	(42,676)	(806)

Net assets as of December 31, 2020	$55,187	$274,108	$2,539

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(783)	(4,456)	(33)

Net investment income (loss)	(783)	(4,456)	(33)

Increase (decrease) in net assets from operations:
Capital gain distributions	278	—	—
Realized capital gain (loss) on investments	11,045	104,740	(54)
Change in unrealized appreciation (depreciation)	(1,007)	(4,570)	319

Net gain (loss) on investments	10,316	100,170	265

Net increase (decrease) in net assets from operations	9,533	95,714	232

Contract owner transactions:
Variable annuity deposits	330	7,069	—
Terminations, withdrawals and annuity payments	(24,760)	(62,645)	(401)
Transfers between subaccounts, net	233	(258,294)	—
Maintenance charges and mortality adjustments	(139)	(1,862)	—

Increase (decrease) in net assets from contract transactions	(24,336)	(315,732)	(401)

Total increase (decrease) in net assets	(14,803)	(220,018)	(169)

Net assets as of December 31, 2021	$40,384	$54,090	$2,370

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF Technology	Rydex VIF Telecommunications	Rydex VIF Transportation
Net assets as of December 31, 2019	$355,326	$30,192	$1,279

Investment income (loss):
Dividend distributions	—	282	2
Investment Expenses:
Mortality and expense risk and administrative charges	(3,447)	(87)	(69)

Net investment income (loss)	(3,447)	195	(67)

Increase (decrease) in net assets from operations:
Capital gain distributions	6,223	—	36
Realized capital gain (loss) on investments	16,812	1,114	15
Change in unrealized appreciation (depreciation)	43,132	(2,204)	4,171

Net gain (loss) on investments	66,167	(1,090)	4,222

Net increase (decrease) in net assets from operations	62,720	(895)	4,155

Contract owner transactions:
Variable annuity deposits	10,592	—	—
Terminations, withdrawals and annuity payments	(47,622)	—	(247)
Transfers between subaccounts, net	(86,696)	(29,292)	13,545
Maintenance charges and mortality adjustments	(1,483)	(5)	(23)

Increase (decrease) in net assets from contract transactions	(125,209)	(29,297)	13,275

Total increase (decrease) in net assets	(62,489)	(30,192)	17,430

Net assets as of December 31, 2020	$292,837	$—	$18,709

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(4,005)	—	(448)

Net investment income (loss)	(4,005)	—	(448)

Increase (decrease) in net assets from operations:
Capital gain distributions	18,892	—	2,397
Realized capital gain (loss) on investments	23,356	—	158
Change in unrealized appreciation (depreciation)	5,824	—	2,954

Net gain (loss) on investments	48,072	—	5,509

Net increase (decrease) in net assets from operations	44,067	—	5,061

Contract owner transactions:
Variable annuity deposits	—	—	17,333
Terminations, withdrawals and annuity payments	(56,707)	—	(249)
Transfers between subaccounts, net	966,391	—	—
Maintenance charges and mortality adjustments	(1,880)	—	(66)

Increase (decrease) in net assets from contract transactions	907,804	—	17,018

Total increase (decrease) in net assets	951,871	—	22,079

Net assets as of December 31, 2021	$1,244,708	$—	$40,788

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Rydex VIF Utilities	Rydex VIF Weakening Dollar 2x Strategy_(d)	T. Rowe Price Blue Chip Growth
Net assets as of December 31, 2019	$169,233	$—	$901,797

Investment income (loss):
Dividend distributions	1,936	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(977)	(88)	(9,507)

Net investment income (loss)	959	(88)	(9,507)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,709	—	40,966
Realized capital gain (loss) on investments	(13,926)	167	125,446
Change in unrealized appreciation (depreciation)	(19,580)	1,040	107,918

Net gain (loss) on investments	(31,797)	1,207	274,330

Net increase (decrease) in net assets from operations	(30,838)	1,119	264,823

Contract owner transactions:
Variable annuity deposits	30	—	225,702
Terminations, withdrawals and annuity payments	(21,361)	(1,206)	(80,856)
Transfers between subaccounts, net	(32,817)	18,821	(51,438)
Maintenance charges and mortality adjustments	(301)	(7)	(1,235)

Increase (decrease) in net assets from contract transactions	(54,449)	17,608	92,173

Total increase (decrease) in net assets	(85,287)	18,727	356,996

Net assets as of December 31, 2020	$83,946	$18,727	$1,258,793

Investment income (loss):
Dividend distributions	1,389	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(730)	(49)	(23,824)

Net investment income (loss)	659	(49)	(23,824)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	284,795
Realized capital gain (loss) on investments	283	252	27,261
Change in unrealized appreciation (depreciation)	10,352	(1,040)	73,819

Net gain (loss) on investments	10,635	(788)	385,875

Net increase (decrease) in net assets from operations	11,294	(837)	362,051

Contract owner transactions:
Variable annuity deposits	—	—	94,318
Terminations, withdrawals and annuity payments	(1,305)	(48)	(30,475)
Transfers between subaccounts, net	—	(17,839)	975,451
Maintenance charges and mortality adjustments	(328)	(3)	(6,595)

Increase (decrease) in net assets from contract transactions	(1,633)	(17,890)	1,032,699

Total increase (decrease) in net assets	9,661	(18,727)	1,394,750

Net assets as of December 31, 2021	$93,607	$—	$2,653,543

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	T. Rowe Price Equity Income	T. Rowe Price Health Sciences	T. Rowe Price Limited-Term Bond
Net assets as of December 31, 2019	$547,859	$274,702	$67,387

Investment income (loss):
Dividend distributions	9,194	—	1,102
Investment Expenses:
Mortality and expense risk and administrative charges	(2,051)	(2,497)	(749)

Net investment income (loss)	7,143	(2,497)	353

Increase (decrease) in net assets from operations:
Capital gain distributions	10,485	17,458	—
Realized capital gain (loss) on investments	(21,115)	4,195	106
Change in unrealized appreciation (depreciation)	(11,648)	43,642	1,634

Net gain (loss) on investments	(22,278)	65,295	1,740

Net increase (decrease) in net assets from operations	(15,135)	62,798	2,093

Contract owner transactions:
Variable annuity deposits	6,606	15,230	72
Terminations, withdrawals and annuity payments	(46,226)	(21,434)	(5,245)
Transfers between subaccounts, net	—	(19,418)	—
Maintenance charges and mortality adjustments	(164)	(567)	(15)

Increase (decrease) in net assets from contract transactions	(39,784)	(26,189)	(5,188)

Total increase (decrease) in net assets	(54,919)	36,609	(3,095)

Net assets as of December 31, 2020	$492,940	$311,311	$64,292

Investment income (loss):
Dividend distributions	7,768	—	697
Investment Expenses:
Mortality and expense risk and administrative charges	(1,923)	(3,096)	(724)

Net investment income (loss)	5,845	(3,096)	(27)

Increase (decrease) in net assets from operations:
Capital gain distributions	41,933	23,953	387
Realized capital gain (loss) on investments	3,641	1,190	19
Change in unrealized appreciation (depreciation)	69,575	14,500	(1,182)

Net gain (loss) on investments	115,149	39,643	(776)

Net increase (decrease) in net assets from operations	120,994	36,547	(803)

Contract owner transactions:
Variable annuity deposits	11,198	37,385	96
Terminations, withdrawals and annuity payments	(32,272)	(152)	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(416)	(833)	(41)

Increase (decrease) in net assets from contract transactions	(21,490)	36,400	55

Total increase (decrease) in net assets	99,504	72,947	(748)

Net assets as of December 31, 2021	$592,444	$384,258	$63,544

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Global Bond VIP Fund
Net assets as of December 31, 2019	$447,122	$375,377	$385,706

Investment income (loss):
Dividend distributions	10,886	22,317	22,493
Investment Expenses:
Mortality and expense risk and administrative charges	(3,044)	(6,039)	(2,234)

Net investment income (loss)	7,842	16,278	20,259

Increase (decrease) in net assets from operations:
Capital gain distributions	6,832	—	—
Realized capital gain (loss) on investments	(36,378)	(17,124)	(13,405)
Change in unrealized appreciation (depreciation)	(2,891)	25,378	(28,410)

Net gain (loss) on investments	(32,437)	8,254	(41,815)

Net increase (decrease) in net assets from operations	(24,595)	24,532	(21,556)

Contract owner transactions:
Variable annuity deposits	1	432	3,263
Terminations, withdrawals and annuity payments	(40,306)	(74,729)	(67,319)
Transfers between subaccounts, net	(105,163)	420,275	(73,377)
Maintenance charges and mortality adjustments	(858)	(3,076)	(105)

Increase (decrease) in net assets from contract transactions	(146,326)	342,902	(137,538)

Total increase (decrease) in net assets	(170,921)	367,434	(159,094)

Net assets as of December 31, 2020	$276,201	$742,811	$226,612

Investment income (loss):
Dividend distributions	4,401	11,276	—
Investment Expenses:
Mortality and expense risk and administrative charges	(4,861)	(5,331)	(1,561)

Net investment income (loss)	(460)	5,945	(1,561)

Increase (decrease) in net assets from operations:
Capital gain distributions	10,088	—	—
Realized capital gain (loss) on investments	5,266	40,060	(3,934)
Change in unrealized appreciation (depreciation)	(65,066)	(13,897)	(7,316)

Net gain (loss) on investments	(49,712)	26,163	(11,250)

Net increase (decrease) in net assets from operations	(50,172)	32,108	(12,811)

Contract owner transactions:
Variable annuity deposits	16,837	6,309	788
Terminations, withdrawals and annuity payments	(40,971)	(17,210)	(14,825)
Transfers between subaccounts, net	256,989	(178,610)	5,351
Maintenance charges and mortality adjustments	(1,915)	(2,399)	(194)

Increase (decrease) in net assets from contract transactions	230,940	(191,910)	(8,880)

Total increase (decrease) in net assets	180,768	(159,802)	(21,691)

Net assets as of December 31, 2021	$456,969	$583,009	$204,921

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	VanEck VIP Global Gold	VanEck VIP Global Resources_(b)	Vanguard® VIF Balanced
Net assets as of December 31, 2019	$4,196	$65,751	$109,531

Investment income (loss):
Dividend distributions	475	413	3,680
Investment Expenses:
Mortality and expense risk and administrative charges	(294)	(206)	(2,614)

Net investment income (loss)	181	207	1,066

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	4,488
Realized capital gain (loss) on investments	76	(1,848)	(206)
Change in unrealized appreciation (depreciation)	(2,910)	12,744	26,264

Net gain (loss) on investments	(2,834)	10,896	30,546

Net increase (decrease) in net assets from operations	(2,653)	11,103	31,612

Contract owner transactions:
Variable annuity deposits	—	9	99,492
Terminations, withdrawals and annuity payments	(645)	(2,452)	(12,869)
Transfers between subaccounts, net	66,678	—	15,000
Maintenance charges and mortality adjustments	(25)	(20)	(68)

Increase (decrease) in net assets from contract transactions	66,008	(2,463)	101,555

Total increase (decrease) in net assets	63,355	8,640	133,167

Net assets as of December 31, 2020	$67,551	$74,391	$242,698

Investment income (loss):
Dividend distributions	1,483	283	4,663
Investment Expenses:
Mortality and expense risk and administrative charges	(241)	(297)	(3,383)

Net investment income (loss)	1,242	(14)	1,280

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	12,941
Realized capital gain (loss) on investments	(6,753)	(187)	1,236
Change in unrealized appreciation (depreciation)	(511)	14,076	26,695

Net gain (loss) on investments	(7,264)	13,889	40,872

Net increase (decrease) in net assets from operations	(6,022)	13,875	42,152

Contract owner transactions:
Variable annuity deposits	8,665	8,635	—
Terminations, withdrawals and annuity payments	(4,491)	(3,984)	(3,471)
Transfers between subaccounts, net	(53,645)	—	—
Maintenance charges and mortality adjustments	(7)	(51)	(188)

Increase (decrease) in net assets from contract transactions	(49,478)	4,600	(3,659)

Total increase (decrease) in net assets	(55,500)	18,475	38,493

Net assets as of December 31, 2021	$12,051	$92,866	$281,191

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Vanguard® VIF Capital Growth	Vanguard® VIF Conservative Allocation	Vanguard® VIF Diversified Value
Net assets as of December 31, 2019	$17,130	$281,925	$—

Investment income (loss):
Dividend distributions	285	3,741	—
Investment Expenses:
Mortality and expense risk and administrative charges	(446)	(3,451)	—

Net investment income (loss)	(161)	290	—

Increase (decrease) in net assets from operations:
Capital gain distributions	607	2,297	—
Realized capital gain (loss) on investments	84	(4,033)	—
Change in unrealized appreciation (depreciation)	5,123	2,528	—

Net gain (loss) on investments	5,814	792	—

Net increase (decrease) in net assets from operations	5,653	1,082	—

Contract owner transactions:
Variable annuity deposits	8,167	—	—
Terminations, withdrawals and annuity payments	—	—	—
Transfers between subaccounts, net	—	(109,697)	—
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	8,167	(109,697)	—

Total increase (decrease) in net assets	13,820	(108,615)	—

Net assets as of December 31, 2020	$30,950	$173,310	$—

Investment income (loss):
Dividend distributions	327	2,674	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,001)	(3,284)	(1,419)

Net investment income (loss)	(674)	(610)	(1,419)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,287	5,966	—
Realized capital gain (loss) on investments	2,410	427	85
Change in unrealized appreciation (depreciation)	2,544	1,227	14,137

Net gain (loss) on investments	7,241	7,620	14,222

Net increase (decrease) in net assets from operations	6,567	7,010	12,803

Contract owner transactions:
Variable annuity deposits	—	—	11,750
Terminations, withdrawals and annuity payments	(20,287)	—	—
Transfers between subaccounts, net	53,802	—	123,573
Maintenance charges and mortality adjustments	(89)	—	(34)

Increase (decrease) in net assets from contract transactions	33,426	—	135,289

Total increase (decrease) in net assets	39,993	7,010	148,092

Net assets as of December 31, 2021	$70,943	$180,320	$148,092

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Vanguard® VIF Equity Income	Vanguard® VIF Equity Index	Vanguard® VIF Global Bond Index
Net assets as of December 31, 2019	$456,182	$196,285	$9,809

Investment income (loss):
Dividend distributions	11,569	5,024	154
Investment Expenses:
Mortality and expense risk and administrative charges	(7,943)	(3,128)	(189)

Net investment income (loss)	3,626	1,896	(35)

Increase (decrease) in net assets from operations:
Capital gain distributions	14,439	5,893	37
Realized capital gain (loss) on investments	(904)	367	7
Change in unrealized appreciation (depreciation)	8,176	83,466	453

Net gain (loss) on investments	21,711	89,726	497

Net increase (decrease) in net assets from operations	25,337	91,622	462

Contract owner transactions:
Variable annuity deposits	70,333	250,750	—
Terminations, withdrawals and annuity payments	(6,591)	(1,246)	—
Transfers between subaccounts, net	—	17,011	(11)
Maintenance charges and mortality adjustments	(821)	(144)	—

Increase (decrease) in net assets from contract transactions	62,921	266,371	(11)

Total increase (decrease) in net assets	88,258	357,993	451

Net assets as of December 31, 2020	$544,440	$554,278	$10,260

Investment income (loss):
Dividend distributions	11,865	7,724	178
Investment Expenses:
Mortality and expense risk and administrative charges	(10,152)	(4,633)	(185)

Net investment income (loss)	1,713	3,091	(7)

Increase (decrease) in net assets from operations:
Capital gain distributions	10,956	23,075	132
Realized capital gain (loss) on investments	11,699	3,407	1
Change in unrealized appreciation (depreciation)	104,657	133,479	(500)

Net gain (loss) on investments	127,312	159,961	(367)

Net increase (decrease) in net assets from operations	129,025	163,052	(374)

Contract owner transactions:
Variable annuity deposits	42,752	121,783	—
Terminations, withdrawals and annuity payments	(7,446)	(9,300)	—
Transfers between subaccounts, net	—	48,740	—
Maintenance charges and mortality adjustments	(1,173)	(668)	(1)

Increase (decrease) in net assets from contract transactions	34,133	160,555	(1)

Total increase (decrease) in net assets	163,158	323,607	(375)

Net assets as of December 31, 2021	$707,598	$877,885	$9,885

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Vanguard® VIF Growth	Vanguard® VIF High Yield Bond	Vanguard® VIF International
Net assets as of December 31, 2019	$163,589	$19,155	$353,895

Investment income (loss):
Dividend distributions	686	3,577	3,605
Investment Expenses:
Mortality and expense risk and administrative charges	(3,730)	(1,556)	(5,018)

Net investment income (loss)	(3,044)	2,021	(1,413)

Increase (decrease) in net assets from operations:
Capital gain distributions	9,744	—	6,589
Realized capital gain (loss) on investments	1,072	(7)	28,792
Change in unrealized appreciation (depreciation)	63,068	7,395	149,721

Net gain (loss) on investments	73,884	7,388	185,102

Net increase (decrease) in net assets from operations	70,840	9,409	183,689

Contract owner transactions:
Variable annuity deposits	17,239	131,366	54,116
Terminations, withdrawals and annuity payments	(5,117)	—	(10,830)
Transfers between subaccounts, net	—	—	(13,547)
Maintenance charges and mortality adjustments	—	(43)	(117)

Increase (decrease) in net assets from contract transactions	12,122	131,323	29,622

Total increase (decrease) in net assets	82,962	140,732	213,311

Net assets as of December 31, 2020	$246,551	$159,887	$567,206

Investment income (loss):
Dividend distributions	90	6,752	1,666
Investment Expenses:
Mortality and expense risk and administrative charges	(4,932)	(2,076)	(6,877)

Net investment income (loss)	(4,842)	4,676	(5,211)

Increase (decrease) in net assets from operations:
Capital gain distributions	23,568	—	41,882
Realized capital gain (loss) on investments	2,987	83	27,807
Change in unrealized appreciation (depreciation)	16,643	(773)	(83,342)

Net gain (loss) on investments	43,198	(690)	(13,653)

Net increase (decrease) in net assets from operations	38,356	3,986	(18,864)

Contract owner transactions:
Variable annuity deposits	—	27,118	60,194
Terminations, withdrawals and annuity payments	(5,580)	—	(13,759)
Transfers between subaccounts, net	—	—	(34,330)
Maintenance charges and mortality adjustments	(20)	(242)	(380)

Increase (decrease) in net assets from contract transactions	(5,600)	26,876	11,725

Total increase (decrease) in net assets	32,756	30,862	(7,139)

Net assets as of December 31, 2021	$279,307	$190,749	$560,067

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Vanguard® VIF Mid-Cap Index	Vanguard® VIF Moderate Allocation	Vanguard® VIF Real Estate Index
Net assets as of December 31, 2019	$393,880	$306,216	$10,387

Investment income (loss):
Dividend distributions	5,995	6,156	791
Investment Expenses:
Mortality and expense risk and administrative charges	(3,321)	(2,848)	(469)

Net investment income (loss)	2,674	3,308	322

Increase (decrease) in net assets from operations:
Capital gain distributions	22,447	5,664	498
Realized capital gain (loss) on investments	28	(2,810)	(65)
Change in unrealized appreciation (depreciation)	62,335	10,852	(1,801)

Net gain (loss) on investments	84,810	13,706	(1,368)

Net increase (decrease) in net assets from operations	87,484	17,014	(1,046)

Contract owner transactions:
Variable annuity deposits	70,473	—	29,717
Terminations, withdrawals and annuity payments	(273)	(125,080)	(133)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(54)	(35)	(8)

Increase (decrease) in net assets from contract transactions	70,146	(125,115)	29,576

Total increase (decrease) in net assets	157,630	(108,101)	28,530

Net assets as of December 31, 2020	$551,510	$198,115	$38,917

Investment income (loss):
Dividend distributions	6,796	3,018	913
Investment Expenses:
Mortality and expense risk and administrative charges	(4,377)	(4,112)	(1,513)

Net investment income (loss)	2,419	(1,094)	(600)

Increase (decrease) in net assets from operations:
Capital gain distributions	40,560	7,312	1,207
Realized capital gain (loss) on investments	3,497	812	154
Change in unrealized appreciation (depreciation)	84,536	28,019	27,625

Net gain (loss) on investments	128,593	36,143	28,986

Net increase (decrease) in net assets from operations	131,012	35,049	28,386

Contract owner transactions:
Variable annuity deposits	37,233	1,173,257	16,108
Terminations, withdrawals and annuity payments	(10,286)	(6,440)	(141)
Transfers between subaccounts, net	—	—	59,947
Maintenance charges and mortality adjustments	(255)	(164)	(47)

Increase (decrease) in net assets from contract transactions	26,692	1,166,653	75,867

Total increase (decrease) in net assets	157,704	1,201,702	104,253

Net assets as of December 31, 2021	$709,214	$1,399,817	$143,170

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Vanguard® VIF Short Term Investment Grade	Vanguard® VIF Small Company Growth_(d)	Vanguard® VIF Total Bond Market Index
Net assets as of December 31, 2019	$379,592	$59,289	$781,850

Investment income (loss):
Dividend distributions	9,865	366	24,572
Investment Expenses:
Mortality and expense risk and administrative charges	(5,655)	(889)	(12,516)

Net investment income (loss)	4,210	(523)	12,056

Increase (decrease) in net assets from operations:
Capital gain distributions	—	5,290	—
Realized capital gain (loss) on investments	3,156	(175)	3,800
Change in unrealized appreciation (depreciation)	9,318	7,908	41,556

Net gain (loss) on investments	12,474	13,023	45,356

Net increase (decrease) in net assets from operations	16,684	12,500	57,412

Contract owner transactions:
Variable annuity deposits	38,049	—	297,134
Terminations, withdrawals and annuity payments	(67,247)	(145)	(14,987)
Transfers between subaccounts, net	(796)	—	38,373
Maintenance charges and mortality adjustments	(319)	(170)	(131)

Increase (decrease) in net assets from contract transactions	(30,313)	(315)	320,389

Total increase (decrease) in net assets	(13,629)	12,185	377,801

Net assets as of December 31, 2020	$365,963	$71,474	$1,159,651

Investment income (loss):
Dividend distributions	7,611	293	23,425
Investment Expenses:
Mortality and expense risk and administrative charges	(5,653)	(1,235)	(12,168)

Net investment income (loss)	1,958	(942)	11,257

Increase (decrease) in net assets from operations:
Capital gain distributions	1,869	3,742	9,394
Realized capital gain (loss) on investments	3,255	259	1,012
Change in unrealized appreciation (depreciation)	(14,637)	5,834	(53,249)

Net gain (loss) on investments	(9,513)	9,835	(42,843)

Net increase (decrease) in net assets from operations	(7,555)	8,893	(31,586)

Contract owner transactions:
Variable annuity deposits	21,431	—	110,683
Terminations, withdrawals and annuity payments	(9,783)	(183)	(30,061)
Transfers between subaccounts, net	(33,058)	—	—
Maintenance charges and mortality adjustments	(499)	(258)	(695)

Increase (decrease) in net assets from contract transactions	(21,909)	(441)	79,927

Total increase (decrease) in net assets	(29,464)	8,452	48,341

Net assets as of December 31, 2021	$336,499	$79,926	$1,207,992

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Vanguard® VIF Total International Stock Market Index	Vanguard® VIF Total Stock Market Index	Virtus Duff & Phelps Real Estate Securities Series
Net assets as of December 31, 2019	$36,391	$877,118	$140,268

Investment income (loss):
Dividend distributions	1,302	16,525	924
Investment Expenses:
Mortality and expense risk and administrative charges	(1,370)	(17,931)	(544)

Net investment income (loss)	(68)	(1,406)	380

Increase (decrease) in net assets from operations:
Capital gain distributions	368	31,881	2,132
Realized capital gain (loss) on investments	4	(9,263)	(18,250)
Change in unrealized appreciation (depreciation)	13,836	150,605	6,590

Net gain (loss) on investments	14,208	173,223	(9,528)

Net increase (decrease) in net assets from operations	14,140	171,817	(9,148)

Contract owner transactions:
Variable annuity deposits	50,278	22,776	772
Terminations, withdrawals and annuity payments	—	(18,204)	(48,562)
Transfers between subaccounts, net	—	136,876	—
Maintenance charges and mortality adjustments	—	(1,662)	(170)

Increase (decrease) in net assets from contract transactions	50,278	139,786	(47,960)

Total increase (decrease) in net assets	64,418	311,603	(57,108)

Net assets as of December 31, 2020	$100,809	$1,188,721	$83,160

Investment income (loss):
Dividend distributions	2,020	13,789	619
Investment Expenses:
Mortality and expense risk and administrative charges	(2,025)	(20,561)	(415)

Net investment income (loss)	(5)	(6,772)	204

Increase (decrease) in net assets from operations:
Capital gain distributions	961	59,170	1,627
Realized capital gain (loss) on investments	398	213,873	(2,095)
Change in unrealized appreciation (depreciation)	5,856	(38,210)	33,077

Net gain (loss) on investments	7,215	234,833	32,609

Net increase (decrease) in net assets from operations	7,210	228,061	32,813

Contract owner transactions:
Variable annuity deposits	27,996	27,103	20
Terminations, withdrawals and annuity payments	(194)	(175,737)	(4,692)
Transfers between subaccounts, net	11,675	(565,631)	(10,308)
Maintenance charges and mortality adjustments	(36)	(1,763)	(94)

Increase (decrease) in net assets from contract transactions	39,441	(716,028)	(15,074)

Total increase (decrease) in net assets	46,651	(487,967)	17,739

Net assets as of December 31, 2021	$147,460	$700,754	$100,899

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Virtus KAR Small- Cap Growth Series	Virtus Newfleet Multi-Sector Intermediate Bond Series	Virtus SGA International Growth Series
Net assets as of December 31, 2019	$518,804	$155,623	$226,651

Investment income (loss):
Dividend distributions	—	1,975	—
Investment Expenses:
Mortality and expense risk and administrative charges	(7,466)	(1,013)	(815)

Net investment income (loss)	(7,466)	962	(815)

Increase (decrease) in net assets from operations:
Capital gain distributions	79,410	—	3,294
Realized capital gain (loss) on investments	(596)	(715)	(2,594)
Change in unrealized appreciation (depreciation)	122,628	(826)	49,057

Net gain (loss) on investments	201,442	(1,541)	49,757

Net increase (decrease) in net assets from operations	193,976	(579)	48,942

Contract owner transactions:
Variable annuity deposits	45,745	—	—
Terminations, withdrawals and annuity payments	(65,921)	(71,441)	(13,288)
Transfers between subaccounts, net	4,628	(22,012)	(1,955)
Maintenance charges and mortality adjustments	(1,062)	—	(364)

Increase (decrease) in net assets from contract transactions	(16,610)	(93,453)	(15,607)

Total increase (decrease) in net assets	177,366	(94,032)	33,335

Net assets as of December 31, 2020	$696,170	$61,591	$259,986

Investment income (loss):
Dividend distributions	—	1,732	—
Investment Expenses:
Mortality and expense risk and administrative charges	(10,851)	(892)	(664)

Net investment income (loss)	(10,851)	840	(664)

Increase (decrease) in net assets from operations:
Capital gain distributions	124,381	—	21,387
Realized capital gain (loss) on investments	16,406	18	1,894
Change in unrealized appreciation (depreciation)	(102,305)	(1,093)	(1,974)

Net gain (loss) on investments	38,482	(1,075)	21,307

Net increase (decrease) in net assets from operations	27,631	(235)	20,643

Contract owner transactions:
Variable annuity deposits	27,884	—	—
Terminations, withdrawals and annuity payments	(20,622)	—	(17,457)
Transfers between subaccounts, net	150,858	—	(1,492)
Maintenance charges and mortality adjustments	(2,072)	(9)	(601)

Increase (decrease) in net assets from contract transactions	156,048	(9)	(19,550)

Total increase (decrease) in net assets	183,679	(244)	1,093

Net assets as of December 31, 2021	$879,849	$61,347	$261,079

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Voya MidCap Opportunities Portfolio	VY Clarion Global Real Estate Portfolio	VY Clarion Real Estate Portfolio
Net assets as of December 31, 2019	$44,297	$29,068	$22,960

Investment income (loss):
Dividend distributions	17	1,335	—
Investment Expenses:
Mortality and expense risk and administrative charges	(694)	(237)	(84)

Net investment income (loss)	(677)	1,098	(84)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,767	2,031	—
Realized capital gain (loss) on investments	40	(27)	8,029
Change in unrealized appreciation (depreciation)	14,891	(4,849)	(463)

Net gain (loss) on investments	17,698	(2,845)	7,566

Net increase (decrease) in net assets from operations	17,021	(1,747)	7,482

Contract owner transactions:
Variable annuity deposits	—	—	17,668
Terminations, withdrawals and annuity payments	—	(829)	(55,283)
Transfers between subaccounts, net	—	—	26,753
Maintenance charges and mortality adjustments	(157)	(10)	(3)

Increase (decrease) in net assets from contract transactions	(157)	(839)	(10,865)

Total increase (decrease) in net assets	16,864	(2,586)	(3,383)

Net assets as of December 31, 2020	$61,161	$26,482	$19,577

Investment income (loss):
Dividend distributions	—	768	384
Investment Expenses:
Mortality and expense risk and administrative charges	(953)	(280)	(61)

Net investment income (loss)	(953)	488	323

Increase (decrease) in net assets from operations:
Capital gain distributions	9,422	—	—
Realized capital gain (loss) on investments	271	19	32
Change in unrealized appreciation (depreciation)	(2,600)	8,054	9,693

Net gain (loss) on investments	7,093	8,073	9,725

Net increase (decrease) in net assets from operations	6,140	8,561	10,048

Contract owner transactions:
Variable annuity deposits	—	4	—
Terminations, withdrawals and annuity payments	—	(476)	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(229)	(30)	(50)

Increase (decrease) in net assets from contract transactions	(229)	(502)	(50)

Total increase (decrease) in net assets	5,911	8,059	9,998

Net assets as of December 31, 2021	$67,072	$34,541	$29,575

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Notes to Financial Statements

December 31, 2021

1. Organization and Significant Accounting Policies

Variable Annuity Account A (the Account) is a deferred variable annuity contract offered by First Security Benefit Life Insurance and Annuity Company of New York (FSBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for AdvisorDesigns, EliteDesigns and EliteDesigns II are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
7Twelve Balanced Portfolio	Class 3	7Twelve Advisors, LLC	-
AB VPS Dynamic Asset Allocation	B	AllianceBernstein LP	-
AB VPS Global Thematic Growth	B	AllianceBernstein LP	-
AB VPS Growth and Income	B	AllianceBernstein LP	-
AB VPS Small/Mid Cap Value	B	AllianceBernstein LP	-
AFIS Capital World Growth and Income	Class 4	Capital Research and Management Company	-
AFIS U.S. Government Securities	Class 4	Capital Research and Management Company	-
AFIS Washington Mutual Investors	Class 4	Capital Research and Management Company	-
Alger Capital Appreciation	S	Fred Alger Management, LLC	-
Alger Large Cap Growth	S	Fred Alger Management, LLC	-
Allspring International Equity VT	2	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring Omega Growth VT	2	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring Opportunity VT	2	Allspring Funds Management LLC	Allspring Global Investments, LLC
ALPS/Alerian Energy Infrastructure	Class III	ALPS Advisors Inc	-
American Century VP Disciplined Core Value	II	American Century Investment Management, Inc	-
American Century VP Inflation Protection	II	American Century Investment Management, Inc	-
American Century VP International	II	American Century Investment Management, Inc	-
American Century VP Mid Cap Value	II	American Century Investment Management, Inc	-
American Century VP Value	II	American Century Investment Management, Inc	-
American Funds IS® Asset Allocation	Class 4	Capital Research and Management Company	-
American Funds IS® Capital World Bond	Class 4	Capital Research and Management Company	-
American Funds IS® Global Growth	Class 4	Capital Research and Management Company	-
American Funds IS® Global Small Capitalization	Class 4	Capital Research and Management Company	-
American Funds IS® Growth	Class 4	Capital Research and Management Company	-
American Funds IS® Growth-Income	Class 4	Capital Research and Management Company	-
American Funds IS® International	Class 4	Capital Research and Management Company	-
American Funds IS® International Growth and Income	Class 4	Capital Research and Management Company	-
American Funds IS® Mortgage	Class 4	Capital Research and Management Company	-

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
American Funds IS® New World	Class 4	Capital Research and Management Company	-
BlackRock Advantage Large Cap Core V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Basic Value V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Capital Appreciation V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	BlackRock (Singapore) Ltd
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	BlackRock International Ltd
BlackRock Large Cap Focus Growth V.I.	Class 3	BlackRock Advisors LLC	-
BNY Mellon IP Small Cap Stock Index	Service	BNY Mellon Investment Adviser, Inc	-
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon Stock Index	Service	BNY Mellon Investment Adviser, Inc	Mellon Investments Corporation
BNY Mellon VIF Appreciation	Service	BNY Mellon Investment Adviser, Inc	Fayez Sarofim & Company
Delaware Ivy VIP Asset Strategy	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Delaware Ivy VIP Balanced	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Delaware Ivy VIP Core Equity	Class II	Delaware Management Company	-
Delaware Ivy VIP Energy	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Delaware Ivy VIP Global Bond	Class II	Delaware Management Company	-
Delaware Ivy VIP Global Equity Income	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Delaware Ivy VIP Global Growth	Class II	Delaware Management Company	-

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Delaware Ivy VIP Growth	Class II	Delaware Management Company	-
Delaware Ivy VIP High Income	Class II	Delaware Management Company	Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Delaware Ivy VIP International Core Equity	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Delaware Ivy VIP Limited-Term Bond	Class II	Delaware Management Company	Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Delaware Ivy VIP Mid Cap Growth	Class II	Delaware Management Company	-
Delaware Ivy VIP Natural Resources	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Delaware Ivy VIP Science And Technology	Class II	Delaware Management Company	-
Delaware Ivy VIP Securian Real Estate Securities	Class II	Delaware Management Company	Securian Asset Management, Inc.
Delaware Ivy VIP Small Cap Growth	Class II	Delaware Management Company	-
Delaware Ivy VIP Smid Cap Core	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Delaware Ivy VIP Value	Class II	Delaware Management Company	-
Dimensional VA Equity Allocation	Institutional	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Global Bond Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Global Moderate Allocation	Institutional	Dimensional Fund Advisors LP	-
Dimensional VA International Small Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA International Value Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Dimensional VA Short-Term Fixed Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA U.S. Large Value Portfolio	-	Dimensional Fund Advisors LP	-
Dimensional VA U.S. Targeted Value Portfolio	-	Dimensional Fund Advisors LP	-
Donoghue Forlines Dividend VIT Fund	1	Donoghue Forlines, LLC	-
Donoghue Forlines Momentum VIT Fund	1	Donoghue Forlines, LLC	-
DWS Capital Growth VIP	B	DWS Investment Management Americas, Inc	-
DWS Core Equity VIP	B	DWS Investment Management Americas, Inc	-
DWS CROCI® U.S. VIP	B	DWS Investment Management Americas, Inc	-
DWS Global Small Cap VIP	B	DWS Investment Management Americas, Inc	-
DWS High Income VIP	B	DWS Investment Management Americas, Inc	-
DWS International Growth VIP	B	DWS Investment Management Americas, Inc	-
DWS Small Mid Cap Value VIP	B	DWS Investment Management Americas, Inc	-
Eaton Vance VT Floating-Rate Income	-	Eaton Vance Management	-
Federated Hermes Fund for U.S. Government Securities II	Primary	Federated Investment Management Company	-
Federated Hermes High Income Bond II	Service	Federated Investment Management Company	-
Fidelity® VIP Balanced	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Contrafund	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Disciplined Small Cap	Service Class 2	Fidelity Management & Research Company LLC	Geode Capital Management, LLC
Fidelity® VIP Emerging Markets	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

FIL Investment Advisors (UK) Ltd

Fidelity Management & Research (UK) Ltd

Fidelity® VIP Growth & Income	Service Class 2	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)
Fidelity® VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP High Income	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Index 500	Service Class 2	Fidelity Management & Research Company LLC	Geode Capital Management, LLC
Fidelity® VIP Investment Grade Bond	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Mid Cap	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Overseas	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

Fidelity Management & Research (HK) Ltd

FIL Investment Advisors (UK) Ltd

Fidelity® VIP Real Estate	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Strategic Income	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

FIL Investment Advisors (UK) Ltd

Fidelity Management & Research (UK) Ltd

Franklin DynaTech VIP	Class 2	Franklin Advisers, Inc	-
Franklin Growth and Income VIP Fund	Class 2	Franklin Advisers, Inc	-
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc	-
Franklin Large Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc	-
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	-
Franklin Mutual Shares VIP Fund	Class 2	Franklin Mutual Advisers, LLC	-
Franklin Rising Dividends VIP Fund	Class 2	Franklin Advisers, Inc	-
Franklin Small Cap Value VIP Fund	Class 2	Franklin Mutual Advisers, LLC	-

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Franklin Small-Mid Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc	-
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc	-
Franklin U.S. Government Securities VIP Fund	Class 2	Franklin Advisers, Inc	-
Goldman Sachs VIT Growth Opportunities	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT High Quality Floating Rate	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT International Equity Insights	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Large Cap Value	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Mid Cap Value	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Small Cap Equity Insights	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Strategic Growth	Service	Goldman Sachs Asset Management, LP	-
Guggenheim VIF All Cap Value	-	Security Investors, LLC	-
Guggenheim VIF Floating Rate Strategies	-	Guggenheim Partners Investment Mgmt LLC	-
Guggenheim VIF Global Managed Futures Strategy	-	Security Investors, LLC	-
Guggenheim VIF High Yield	-	Security Investors, LLC	-
Guggenheim VIF Large Cap Value	-	Security Investors, LLC	-
Guggenheim VIF Long Short Equity	-	Security Investors, LLC	-
Guggenheim VIF Managed Asset Allocation	-	Security Investors, LLC	-
Guggenheim VIF Multi-Hedge Strategies	-	Security Investors, LLC	-
Guggenheim VIF Small Cap Value	-	Security Investors, LLC	-
Guggenheim VIF SMid Cap Value	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Large Core	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Large Growth	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Mid Growth	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Small Growth	-	Security Investors, LLC	-
Guggenheim VIF Total Return Bond	-	Security Investors, LLC	-
Guggenheim VIF World Equity Income	-	Security Investors, LLC	-
Invesco Oppenheimer V.I. International Growth Fund	Series II	Invesco Advisers, Inc	-
Invesco V.I. American Franchise	Series I	Invesco Advisers, Inc	-
Invesco V.I. American Franchise	Series II	Invesco Advisers, Inc	-
Invesco V.I. American Value	Series II	Invesco Advisers, Inc	-
Invesco V.I. Balanced-Risk Allocation	Series II	Invesco Advisers, Inc	-
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc	-
Invesco V.I. Core Equity	Series II	Invesco Advisers, Inc	-
Invesco V.I. Discovery Mid Cap Growth	Series II	Invesco Advisers, Inc	-
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	-
Invesco V.I. Global	Series II	Invesco Advisers, Inc	-

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Invesco V.I. Global Core Equity	Series II	Invesco Advisers, Inc	Invesco Canada Ltd
Invesco V.I. Global Real Estate	Series II	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Global Strategic Income	Series II	Invesco Advisers, Inc	-
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc	-
Invesco V.I. Growth and Income	Series II	Invesco Advisers, Inc	-
Invesco V.I. Health Care	Series II	Invesco Advisers, Inc	-
Invesco V.I. High Yield	Series II	Invesco Advisers, Inc	-
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc	-
Invesco V.I. Main Street Mid Cap Fund®	Series II	Invesco Advisers, Inc	-
Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc	-
Invesco V.I. Managed Volatility	Series II	Invesco Advisers, Inc	-
Invesco V.I. S&P 500 Index	Series II	Invesco Advisers, Inc	Invesco Capital Management LLC
Invesco V.I. Small Cap Equity	Series II	Invesco Advisers, Inc	-
Janus Henderson VIT Enterprise	Service	Janus Capital Management LLC	-
Janus Henderson VIT Forty	Service	Janus Capital Management LLC	-
Janus Henderson VIT Mid Cap Value	Service	Janus Capital Management LLC	-
Janus Henderson VIT Overseas	Service	Janus Capital Management LLC	-
Janus Henderson VIT Research	Service	Janus Capital Management LLC	-
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	J.P. Morgan Investment Management, Inc	-
JPMorgan Insurance Trust Small Cap Core Portfolio	Class 2	J.P. Morgan Investment Management, Inc	-
JPMorgan Insurance Trust US Equity Portfolio	Class 2	J.P. Morgan Investment Management, Inc	-
LHA Tactical Beta Variable Series Fund	II	-	-
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co LLC	-
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co LLC	-
Lord Abbett Series Dividend Growth VC	VC	Lord, Abbett & Co LLC	-
Lord Abbett Series Fundamental Equity VC	VC	Lord, Abbett & Co LLC	-
Lord Abbett Series Growth and Income VC	VC	Lord, Abbett & Co LLC	-
Lord Abbett Series Growth Opportunities VC	VC	Lord, Abbett & Co LLC	-
Lord Abbett Series Mid Cap Stock VC	VC	Lord, Abbett & Co LLC	-
Lord Abbett Series Total Return VC	VC	Lord, Abbett & Co LLC	-
MFS® VIT Emerging Markets Equity	Service	Massachusetts Financial Services Company	-
MFS® VIT Global Tactical Allocation	Service	Massachusetts Financial Services Company	-
MFS® VIT High Yield	Service	Massachusetts Financial Services Company	-
MFS® VIT II MA Investors Growth Stock	Service	Massachusetts Financial Services Company	-
MFS® VIT II Research International	Service	Massachusetts Financial Services Company	-
MFS® VIT International Intrinsic Value	Service	Massachusetts Financial Services Company	-

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
MFS® VIT Investors Trust	Service	Massachusetts Financial Services Company	-
MFS® VIT New Discovery	Service	Massachusetts Financial Services Company	-
MFS® VIT Research	Service	Massachusetts Financial Services Company	-
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	-
MFS® VIT Total Return Bond	Service	Massachusetts Financial Services Company	-
MFS® VIT Utilities	Service	Massachusetts Financial Services Company	-
Morgan Stanley VIF Emerging Markets Debt	II	Morgan Stanley Investment Management, Inc	Morgan Stanley Investment Management Ltd
Morgan Stanley VIF Emerging Markets Equity	II	Morgan Stanley Investment Management, Inc	Morgan Stanley Investment Management Co
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Neuberger Berman AMT Sustainable Equity	I	Neuberger Berman Investment Advisers LLC	-
PIMCO VIT All Asset	Advisor	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT Global Managed Asset Allocation	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT High Yield	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT International Bond Portfolio (Unhedged)	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT Low Duration	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT Real Return	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT Short-Term	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT Total Return	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company, LLC	-
Pioneer Bond VCT	II	Amundi Asset Management US, Inc	-
Pioneer Equity Income VCT	II	Amundi Asset Management US, Inc	-
Pioneer High Yield VCT	II	Amundi Asset Management US, Inc	-
Pioneer Real Estate Shares VCT	II	Amundi Asset Management US, Inc	-

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Pioneer Strategic Income VCT	II	Amundi Asset Management US, Inc	-
Probabilities Fund	Class 2	Probabilities Fund Management, LLC	-
Putnam VT Diversified Income	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Global Asset Allocation	IB	Putnam Investment Management, LLC	Putnam Advisory Company, LLC Putnam Investments Ltd
Putnam VT Growth Opportunities	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT High Yield	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Income	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Large Cap Value	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Multi-Asset Absolute Return	IB	Putnam Investment Management, LLC	Putnam Advisory Company, LLC Putnam Investments Ltd
Putnam VT Multi-Cap Core	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Small Cap Growth	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Redwood Managed Volatility	Class N	Redwood Investment Management, LLC	-
Rydex VIF Banking	-	Security Investors, LLC	-
Rydex VIF Basic Materials	-	Security Investors, LLC	-
Rydex VIF Biotechnology	-	Security Investors, LLC	-
Rydex VIF Commodities Strategy	-	Security Investors, LLC	-
Rydex VIF Consumer Products	-	Security Investors, LLC	-
Rydex VIF Dow 2x Strategy	-	Security Investors, LLC	-
Rydex VIF Electronics	-	Security Investors, LLC	-
Rydex VIF Energy	-	Security Investors, LLC	-
Rydex VIF Energy Services	-	Security Investors, LLC	-
Rydex VIF Europe 1.25x Strategy	-	Security Investors, LLC	-
Rydex VIF Financial Services	-	Security Investors, LLC	-
Rydex VIF Government Long Bond 1.2x Strategy	-	Security Investors, LLC	-
Rydex VIF Health Care	-	Security Investors, LLC	-
Rydex VIF High Yield Strategy	-	Security Investors, LLC	-
Rydex VIF Internet	-	Security Investors, LLC	-
Rydex VIF Inverse Government Long Bond Strategy	-	Security Investors, LLC	-
Rydex VIF Inverse Russell 2000® Strategy	-	Security Investors, LLC	-
Rydex VIF Inverse S&P 500 Strategy	-	Security Investors, LLC	-
Rydex VIF Japan 2x Strategy	-	Security Investors, LLC	-
Rydex VIF Leisure	-	Security Investors, LLC	-
Rydex VIF Mid-Cap 1.5x Strategy	-	Security Investors, LLC	-
Rydex VIF Money Market	-	Security Investors, LLC	-

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Rydex VIF NASDAQ-100®	-	Security Investors, LLC	-
Rydex VIF NASDAQ-100® 2x Strategy	-	Security Investors, LLC	-
Rydex VIF Nova	-	Security Investors, LLC	-
Rydex VIF Precious Metals	-	Security Investors, LLC	-
Rydex VIF Real Estate	-	Security Investors, LLC	-
Rydex VIF Retailing	-	Security Investors, LLC	-
Rydex VIF Russell 2000® 1.5x Strategy	-	Security Investors, LLC	-
Rydex VIF Russell 2000® 2x Strategy	-	Security Investors, LLC	-
Rydex VIF S&P 500 2x Strategy	-	Security Investors, LLC	-
Rydex VIF S&P 500 Pure Growth	-	Security Investors, LLC	-
Rydex VIF S&P 500 Pure Value	-	Security Investors, LLC	-
Rydex VIF S&P MidCap 400 Pure Growth	-	Security Investors, LLC	-
Rydex VIF S&P MidCap 400 Pure Value	-	Security Investors, LLC	-
Rydex VIF S&P SmallCap 600 Pure Growth	-	Security Investors, LLC	-
Rydex VIF S&P SmallCap 600 Pure Value	-	Security Investors, LLC	-
Rydex VIF Strengthening Dollar 2x Strategy	-	Security Investors, LLC	-
Rydex VIF Technology	-	Security Investors, LLC	-
Rydex VIF Telecommunications	-	Security Investors, LLC	-
Rydex VIF Transportation	-	Security Investors, LLC	-
Rydex VIF Utilities	-	Security Investors, LLC	-
Rydex VIF Weakening Dollar 2x Strategy	-	Security Investors, LLC	-
T. Rowe Price Blue Chip Growth	II	T. Rowe Price Associates, Inc	-
T. Rowe Price Equity Income	II	T. Rowe Price Associates, Inc	-
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc	-
T. Rowe Price Limited-Term Bond	II	T. Rowe Price Associates, Inc	-
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd	Franklin Templeton Inv Mgmt Ltd
Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel LLC	-
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc	-
Templeton Growth VIP Fund	Class 2	Templeton Global Advisors Ltd	-
Third Avenue Value	-	Third Avenue Management LLC	-
TOPS® Aggressive Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Balanced ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Conservative ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Balanced ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
TOPS® Managed Risk Moderate Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Moderate Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
VanEck VIP Global Gold	S	Van Eck Associates Corporation	-
VanEck VIP Global Resources	S	Van Eck Associates Corporation	-
Vanguard® VIF Balanced	-	Wellington Management Company LLP	-
Vanguard® VIF Capital Growth	-	PRIMECAP Management Company	-
Vanguard® VIF Conservative Allocation	-	Vanguard Group Inc	-
Vanguard® VIF Diversified Value	-	Lazard Asset Management LLC;Hotchkis & Wiley Capital Management LLC	-
Vanguard® VIF Equity Income	-	Vanguard Group Inc Wellington Management Company LLP	-
Vanguard® VIF Equity Index	-	Vanguard Group Inc	-
Vanguard® VIF Global Bond Index	-	Vanguard Group Inc	-
Vanguard® VIF Growth	-	Wellington Management Company LLP	-
Vanguard® VIF High Yield Bond	-	Wellington Management Company LLP	-
Vanguard® VIF International	-	Baillie Gifford Overseas Ltd;Schroder Investment Management North America Inc	-
Vanguard® VIF Mid-Cap Index	-	Vanguard Group Inc	-
Vanguard® VIF Moderate Allocation	-	Vanguard Group Inc	-
Vanguard® VIF Real Estate Index	-	Vanguard Group Inc	-
Vanguard® VIF Short Term Investment Grade	-	Vanguard Group Inc	-
Vanguard® VIF Small Company Growth	-	ArrowMark Colorado Holdings, LLC (ArrowMark Partners);Vanguard Group Inc	-
Vanguard® VIF Total Bond Market Index	-	Vanguard Group Inc	-
Vanguard® VIF Total International Stock Market Index	-	Vanguard Group Inc	-
Vanguard® VIF Total Stock Market Index	-	Vanguard Group Inc	-
Virtus Duff & Phelps Real Estate Securities Series	A	Virtus Investment Advisers, Inc	Duff & PheLPs Investment Management Co
Virtus KAR Small-Cap Growth Series	A	Virtus Investment Advisers, Inc	Kayne Anderson Rudnick Inv Mgmt., LLC
Virtus Newfleet Multi-Sector Intermediate Bond Series	A	Virtus Investment Advisers, Inc	Newfleet Asset Management, LLC
Virtus SGA International Growth Series	A	Virtus Investment Advisers, Inc	Sustainable Growth Advisers, LP
Virtus Strategic Allocation Series	A	Virtus Investment Advisors (VIA)	Newfleet Asset Management, LLC Kayne Anderson Rudnick Investment Management LLC
Voya MidCap Opportunities Portfolio	S2	Voya Investments, LLC	Voya Investment Management Co. LLC
VY Clarion Global Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
VY Clarion Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company Pte Ltd – Singapore Inc Western Asset Management Company, LLC Inc Western Asset Management Company Ltd – UK

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Three Hundred Three subaccounts are currently offered by the Account. The following subaccounts had no activity for two consecutive years and are not included in the statements of net assets or the statements of operations and changes in net assets:

Subaccount
AB VPS Dynamic Asset Allocation
AB VPS Global Thematic Growth
Allspring International Equity VT
American Funds IS® Mortgage
BlackRock Capital Appreciation V.I.
BNY Mellon Stock Index
BNY Mellon VIF Appreciation
Delaware Ivy VIP Core Equity
Delaware Ivy VIP Global Bond
Delaware Ivy VIP Value
Dimensional VA Equity Allocation
Dimensional VA Global Moderate Allocation
Donoghue Forlines Dividend VIT Fund
Donoghue Forlines Momentum VIT Fund
DWS Capital Growth VIP
DWS CROCI® U.S. VIP
DWS High Income VIP
DWS International Growth VIP
Goldman Sachs VIT Large Cap Value
Goldman Sachs VIT Strategic Growth
Guggenheim VIF Managed Asset Allocation
Invesco V.I. American Franchise Series II
Invesco V.I. Global Core Equity
Invesco V.I. Growth and Income
Invesco V.I. High Yield
JPMorgan Insurance Trust US Equity Portfolio
LHA Tactical Beta Variable Series Fund
Lord Abbett Series Dividend Growth VC
Lord Abbett Series Fundamental Equity VC
Lord Abbett Series Mid Cap Stock VC
MFS® VIT High Yield
MFS® VIT II MA Investors Growth Stock
MFS® VIT Investors Trust
MFS® VIT Total Return Bond
Morgan Stanley VIF Emerging Markets Debt
PIMCO VIT Global Managed Asset Allocation
Pioneer High Yield VCT
Putnam VT Diversified Income
Putnam VT Global Asset Allocation
Putnam VT High Yield
Putnam VT Multi-Cap Core
Redwood Managed Volatility
Rydex VIF High Yield Strategy
Templeton Growth VIP Fund
Third Avenue Value

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount with No Activity
TOPS® Aggressive Growth ETF
TOPS® Balanced ETF
TOPS® Conservative ETF
TOPS® Growth ETF
TOPS® Managed Risk Balanced ETF
TOPS® Managed Risk Growth ETF
TOPS® Managed Risk Moderate Growth ETF
TOPS® Moderate Growth ETF
Virtus Strategic Allocation Series
Western Asset Variable Global High Yield Bond

All subaccounts reported a full twelve month period except for the following as indicated:

Inception Date	Subaccount
December 17, 2021	Donoghue Forlines Dividend VIT Fund
December 17, 2021	Donoghue Forlines Momentum VIT Fund
December 17, 2021	LHA Tactical Beta Variable Series Fund
May 1, 2019	Dimensional VA Equity Allocation
May 1, 2019	Dimensional VA Global Moderate Allocation
May 1, 2019	Vanguard® VIF Global Bond Index
May 1, 2019	Vanguard® VIF Total International Stock Market Index
August 18, 2017	TOPS® Aggressive Growth ETF
August 18, 2017	TOPS® Balanced ETF
August 18, 2017	TOPS® Conservative ETF
August 18, 2017	TOPS® Growth ETF
August 18, 2017	TOPS® Managed Risk Balanced ETF
August 18, 2017	TOPS® Managed Risk Growth ETF
August 18, 2017	TOPS® Managed Risk Moderate Growth ETF
August 18, 2017	TOPS® Moderate Growth ETF

During the current year the following subaccount name changes were made effective:

Date	New Name	Old Name
April 30, 2021	Invesco V.I. Discovery Mid Cap Growth	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
April 30, 2021	Invesco V.I. Global	Invesco Oppenheimer V.I. Global Fund
April 30, 2021	Invesco V.I. Global Strategic Income	Invesco Oppenheimer V.I. Global Strategic Income Fund
April 30, 2021	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Mid Cap Core Equity
April 30, 2021	Invesco V.I. Main Street Small Cap Fund®	Invesco Oppenheimer V.I. Main Street Small Cap Fund
April 30, 2021	Putnam VT Large Cap Value	Putnam VT Equity Income
April 30, 2021	Third Avenue Value	FFI Strategies
May 3, 2021	AFIS Capital World Growth and Income	American Funds IS® Global Growth and Income
May 3, 2021	AFIS U.S. Government Securities	American Funds IS® U.S. Government/AAA-Rated Securities
May 3, 2021	AFIS Washington Mutual Investors	American Funds IS® Blue Chip Income and Growth

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Date	New Name	Old Name
May 3, 2021	Franklin DynaTech VIP	Franklin Flex Cap Growth VIP Fund
May 3, 2021	VanEck VIP Global Resources	VanEck VIP Global Hard Assets
July 1, 2021	Delaware Ivy VIP Asset Strategy	Ivy VIP Asset Strategy
July 1, 2021	Delaware Ivy VIP Balanced	Ivy VIP Balanced
July 1, 2021	Delaware Ivy VIP Core Equity	Ivy VIP Core Equity
July 1, 2021	Delaware Ivy VIP Energy	Ivy VIP Energy
July 1, 2021	Delaware Ivy VIP Global Bond	Ivy VIP Global Bond
July 1, 2021	Delaware Ivy VIP Global Equity Income	Ivy VIP Global Equity Income
July 1, 2021	Delaware Ivy VIP Global Growth	Ivy VIP Global Growth
July 1, 2021	Delaware Ivy VIP Growth	Ivy VIP Growth
July 1, 2021	Delaware Ivy VIP High Income	Ivy VIP High Income
July 1, 2021	Delaware Ivy VIP International Core Equity	Ivy VIP International Core Equity
July 1, 2021	Delaware Ivy VIP Limited-Term Bond	Ivy VIP Limited-Term Bond
July 1, 2021	Delaware Ivy VIP Mid Cap Growth	Ivy VIP Mid Cap Growth
July 1, 2021	Delaware Ivy VIP Natural Resources	Ivy VIP Natural Resources
July 1, 2021	Delaware Ivy VIP Science And Technology	Ivy VIP Science and Technology
July 1, 2021	Delaware Ivy VIP Securian Real Estate Securities	Ivy VIP Securian Real Estate Securities
July 1, 2021	Delaware Ivy VIP Small Cap Growth	Ivy VIP Small Cap Growth
July 1, 2021	Delaware Ivy VIP Smid Cap Core	Delaware Ivy VIP Small Cap Core
July 1, 2021	Delaware Ivy VIP Value	Ivy VIP Value
November 15, 2021	Delaware Ivy VIP Smid Cap Core	Delaware Ivy VIP Small Cap Core
December 6, 2021	Allspring International Equity VT	Wells Fargo International Equity VT
December 6, 2021	Allspring Omega Growth VT	Wells Fargo Omega Growth VT
December 6, 2021	Allspring Opportunity VT	Wells Fargo Opportunity VT

As a result of restructuring, the following underlying fund that was previously offered is no longer available as an investment option to our Contract Owners. Any Contract Owner allocations that remained in this fund were redeemed and used to purchase shares of the surviving fund as indicated:

Date	Surviving Subaccount	Closed Subaccount
April 30, 2021	Invesco V.I. Equity and Income	Invesco V.I. Managed Volatility

During the current year the following subaccount was liquidated and subsequently reinvested:

Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets ($)
March 18, 2021	Power Income VIT	Rydex VIF Money Market	31,482

The following subaccounts are closed to new investments:

Subaccount
Alger Capital Appreciation
Alger Large Cap Growth
American Century VP Mid Cap Value
Rydex VIF Dow 2x Strategy
Rydex VIF Europe 1.25x Strategy
Rydex VIF Government Long Bond 1.2x Strategy

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount Closed to New Investments
Rydex VIF Inverse Government Long Bond Strategy
Rydex VIF Inverse Russell 2000® Strategy
Rydex VIF Inverse S&P 500 Strategy
Rydex VIF Japan 2x Strategy
Rydex VIF Mid-Cap 1.5x Strategy
Rydex VIF NASDAQ-100® 2x Strategy
Rydex VIF Nova
Rydex VIF Russell 2000® 1.5x Strategy
Rydex VIF Russell 2000® 2x Strategy
Rydex VIF S&P 500 2x Strategy
Rydex VIF Strengthening Dollar 2x Strategy
Rydex VIF Weakening Dollar 2x Strategy
Vanguard® VIF Small Company Growth

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2021, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
7Twelve Balanced Portfolio	$530,344	$4,597
AB VPS Growth and Income	200	458
AB VPS Small/Mid Cap Value	22	68
AFIS Capital World Growth and Income (b)	13,387	1,604
AFIS U.S. Government Securities (b)	80,745	10,738
AFIS Washington Mutual Investors (b)	42,579	8,693
Alger Capital Appreciation (d)	259,414	93,107
Alger Large Cap Growth (d)	9,190	137,365
Allspring Omega Growth VT (b)	29,719	1,650
Allspring Opportunity VT (b)	6,902	35,383
ALPS/Alerian Energy Infrastructure	11,378	8,064
American Century VP Disciplined Core Value	97,108	5,737
American Century VP Inflation Protection	22,570	136
American Century VP International	1,745	916
American Century VP Mid Cap Value (d)	615	1,219
American Century VP Value	9,471	657
American Funds IS® Asset Allocation	635,705	14,469
American Funds IS® Capital World Bond	15,549	368
American Funds IS® Global Growth	95,763	69,351
American Funds IS® Global Small Capitalization	118,334	2,469
American Funds IS® Growth	304,405	22,860

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
American Funds IS® Growth-Income	$6,203	$110,202
American Funds IS® International	12,654	512
American Funds IS® International Growth and Income	14,795	23,402
American Funds IS® New World	34,846	1,478
BlackRock Advantage Large Cap Core V.I.	103,366	10,628
BlackRock Basic Value V.I.	7,141	832
BlackRock Equity Dividend V.I.	32,551	3,418
BlackRock Global Allocation V.I.	27,412	2,329
BlackRock High Yield V.I.	27,904	32,334
BlackRock Large Cap Focus Growth V.I.	18,783	2,045
BNY Mellon IP Small Cap Stock Index	22,680	52,890
BNY Mellon IP Technology Growth	32,822	151,807
Delaware Ivy VIP Asset Strategy (b)	5,351	598
Delaware Ivy VIP Balanced (b)	4,035	702
Delaware Ivy VIP Energy (b)	276	53
Delaware Ivy VIP Global Equity Income (b)	228	152
Delaware Ivy VIP Global Growth (b)	6,695	1,645
Delaware Ivy VIP Growth (b)	1,123	96
Delaware Ivy VIP High Income (b)	12,713	635
Delaware Ivy VIP International Core Equity (b)	940	775
Delaware Ivy VIP Limited-Term Bond (b)	5,304	12,323
Delaware Ivy VIP Mid Cap Growth (b)	30,951	1,343
Delaware Ivy VIP Natural Resources (b)	50	55
Delaware Ivy VIP Science And Technology (b)	26,021	21,337
Delaware Ivy VIP Small Cap Growth (b)	9,101	1,475
Delaware Ivy VIP Smid Cap Core (b)	—	3,916
Dimensional VA Global Bond Portfolio	87	8,885
Dimensional VA International Small Portfolio	23,720	3,055
Dimensional VA International Value Portfolio	95,987	57,457
Dimensional VA Short-Term Fixed Portfolio	1	30,872
Dimensional VA U.S. Large Value Portfolio	72,699	166,403
Dimensional VA U.S. Targeted Value Portfolio	227,635	25,619
DWS Core Equity VIP	6,947	2,093
DWS Global Small Cap VIP	54	1,111
DWS Small Mid Cap Value VIP	13,539	20
Eaton Vance VT Floating-Rate Income	14,062	213
Federated Hermes Fund for U.S. Government Securities II	10,864	15,347
Federated Hermes High Income Bond II	38,913	49,222
Fidelity® VIP Balanced	97,660	10,594
Fidelity® VIP Contrafund	417,217	301,399
Fidelity® VIP Disciplined Small Cap	17,527	208
Fidelity® VIP Emerging Markets	38,517	30,132
Fidelity® VIP Growth & Income	109,778	10,216
Fidelity® VIP Growth Opportunities	456,603	266,573
Fidelity® VIP High Income	1,844	441
Fidelity® VIP Index 500	512,283	340,093

(b)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Fidelity® VIP Investment Grade Bond	$850,779	$788,645
Fidelity® VIP Mid Cap	52,567	203,352
Fidelity® VIP Overseas	5,704	924
Fidelity® VIP Real Estate	4,339	30,566
Fidelity® VIP Strategic Income	24,352	2,953
Franklin DynaTech VIP (b)	1,598	65,321
Franklin Growth and Income VIP Fund	23,577	2,174
Franklin Income VIP Fund	34,046	3,511
Franklin Large Cap Growth VIP Fund	17,369	67
Franklin Mutual Global Discovery VIP Fund	3,033	93,596
Franklin Mutual Shares VIP Fund	10,549	267
Franklin Rising Dividends VIP Fund	161,111	2,740
Franklin Small Cap Value VIP Fund	64,622	108,239
Franklin Small-Mid Cap Growth VIP Fund	116,482	179,724
Franklin Strategic Income VIP Fund	1,151	510
Franklin U.S. Government Securities VIP Fund	7,586	2,031
Goldman Sachs VIT Growth Opportunities	72,080	13,435
Goldman Sachs VIT High Quality Floating Rate	145	16,116
Goldman Sachs VIT International Equity Insights	612	54
Goldman Sachs VIT Mid Cap Value	45,085	1,877
Guggenheim VIF All Cap Value	51,885	1,113,618
Guggenheim VIF Floating Rate Strategies	5,003	3,179
Guggenheim VIF Global Managed Futures Strategy	780	1,942
Guggenheim VIF High Yield	1,424	575
Guggenheim VIF Large Cap Value	145,705	67,533
Guggenheim VIF Long Short Equity	29,378	29,559
Guggenheim VIF Multi-Hedge Strategies	120,049	33,121
Guggenheim VIF Small Cap Value	19,690	24,305
Guggenheim VIF SMid Cap Value	10,494	10,826
Guggenheim VIF StylePlus Large Core	2,354	3,082
Guggenheim VIF StylePlus Large Growth	67,981	59,779
Guggenheim VIF StylePlus Mid Growth	10,695	28,608
Guggenheim VIF StylePlus Small Growth	14,170	14,720
Guggenheim VIF Total Return Bond	59,298	29,824
Guggenheim VIF World Equity Income	9,544	14,525
Invesco Oppenheimer V.I. International Growth Fund	47,595	28,815
Invesco V.I. American Franchise Series I	51,085	47,710
Invesco V.I. American Value	11,238	93
Invesco V.I. Balanced-Risk Allocation	2,814	150
Invesco V.I. Comstock	89,924	2,269
Invesco V.I. Core Equity	1,744	157
Invesco V.I. Discovery Mid Cap Growth (b)	9,699	33
Invesco V.I. Equity and Income (c)	23,744	4,102
Invesco V.I. Global (b)	7,913	1,604
Invesco V.I. Global Real Estate	1,903	170

(b)	Name change. See Note 1.
(c)	Merger. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Invesco V.I. Global Strategic Income (b)	$14,134	$1,958
Invesco V.I. Government Securities	50	605
Invesco V.I. Health Care	2,895	440
Invesco V.I. International Growth	33,630	192,154
Invesco V.I. Main Street Mid Cap Fund® (b)	806	367,726
Invesco V.I. Main Street Small Cap Fund® (b)	106,843	111,116
Invesco V.I. Managed Volatility (c)	371	22,238
Invesco V.I. S&P 500 Index	18,574	76
Invesco V.I. Small Cap Equity	3,536	5,933
Janus Henderson VIT Enterprise	31,950	17,191
Janus Henderson VIT Forty	22,585	132,016
Janus Henderson VIT Mid Cap Value	26,852	5,986
Janus Henderson VIT Overseas	11,446	771
Janus Henderson VIT Research	3,829	242,341
JPMorgan Insurance Trust Core Bond Portfolio	19,206	901
JPMorgan Insurance Trust Small Cap Core Portfolio	1,649	1,036
Lord Abbett Series Bond-Debenture VC	26,249	12,091
Lord Abbett Series Developing Growth VC	33,339	1,772
Lord Abbett Series Growth and Income VC	10,601	1,598
Lord Abbett Series Growth Opportunities VC	12,565	7,023
Lord Abbett Series Total Return VC	4,184	14,132
MFS® VIT Emerging Markets Equity	124	522
MFS® VIT Global Tactical Allocation	2,809	576
MFS® VIT II Research International	7,128	1,874
MFS® VIT International Intrinsic Value	27,317	12,372
MFS® VIT New Discovery	22,291	2,129
MFS® VIT Research	3,512	837
MFS® VIT Total Return	2,666	1,110
MFS® VIT Utilities	1,660	117,744
Morgan Stanley VIF Emerging Markets Equity	970	9,854
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	1,053	556
Morningstar Balanced ETF Asset Allocation Portfolio	75,995	23,501
Morningstar Conservative ETF Asset Allocation Portfolio	46,936	19,977
Morningstar Growth ETF Asset Allocation Portfolio	25,929	10,469
Morningstar Income and Growth ETF Asset Allocation Portfolio	3,083	2,052
Neuberger Berman AMT Sustainable Equity	7,447	17,002
PIMCO VIT All Asset	6,955	941
PIMCO VIT CommodityRealReturn Strategy	5,791	16,097
PIMCO VIT Emerging Markets Bond	21,758	8,670
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	1,750	340
PIMCO VIT High Yield	103	43
PIMCO VIT International Bond Portfolio (Unhedged)	14,948	4,333
PIMCO VIT Low Duration Administrative	949,378	1,184,830
PIMCO VIT Low Duration Advisor	197,937	189,458
PIMCO VIT Real Return Administrative	78,652	99,740

(b)	Name change. See Note 1.
(c)	Merger. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
PIMCO VIT Real Return Advisor	$54,224	$12,098
PIMCO VIT Short-Term	465,234	467,965
PIMCO VIT Total Return Administrative	1,256,785	321,436
PIMCO VIT Total Return Advisor	86,861	7,076
Pioneer Bond VCT	18,473	23,018
Pioneer Equity Income VCT	165	374
Pioneer Real Estate Shares VCT	127	65,042
Pioneer Strategic Income VCT	5,849	2,322
Probabilities Fund	7	1,391
Putnam VT Growth Opportunities	33,953	15,526
Putnam VT Income	10,548	59,091
Putnam VT Large Cap Value (b)	35,758	9,827
Putnam VT Multi-Asset Absolute Return	—	737
Putnam VT Small Cap Growth	2,468	547
Rydex VIF Banking	598	5,814
Rydex VIF Basic Materials	32,707	50,839
Rydex VIF Biotechnology	156,674	43,372
Rydex VIF Commodities Strategy	67,528	5,771
Rydex VIF Consumer Products	598	22,911
Rydex VIF Dow 2x Strategy (d)	—	2,353
Rydex VIF Electronics	19,119	18,802
Rydex VIF Energy	10,505	12,904
Rydex VIF Energy Services	54	1,393
Rydex VIF Europe 1.25x Strategy (d)	—	—
Rydex VIF Financial Services	717	5,979
Rydex VIF Government Long Bond 1.2x Strategy (d)	14,385	22,568
Rydex VIF Health Care	23,407	143,726
Rydex VIF Internet	26,829	30,886
Rydex VIF Inverse Government Long Bond Strategy (d)	8,919	12,631
Rydex VIF Inverse Russell 2000® Strategy (d)	9	38
Rydex VIF Inverse S&P 500 Strategy (d)	—	18
Rydex VIF Japan 2x Strategy (d)	14	1,441
Rydex VIF Leisure	17,410	935
Rydex VIF Mid-Cap 1.5x Strategy (d)	13,344	5,452
Rydex VIF Money Market	485,545	2,329,058
Rydex VIF NASDAQ-100®	200,278	137,913
Rydex VIF NASDAQ-100® 2x Strategy (d)	8,478	8,152
Rydex VIF Nova (d)	1,936	3,693
Rydex VIF Precious Metals	12,103	7,386
Rydex VIF Real Estate	10,086	30,699
Rydex VIF Retailing	38,730	5,501
Rydex VIF Russell 2000® 1.5x Strategy (d)	5,307	10,252
Rydex VIF Russell 2000® 2x Strategy (d)	138	6
Rydex VIF S&P 500 2x Strategy (d)	11,346	13,491
Rydex VIF S&P 500 Pure Growth	78,324	220,801

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Rydex VIF S&P 500 Pure Value	$27,949	$171,648
Rydex VIF S&P MidCap 400 Pure Growth	45,381	35,016
Rydex VIF S&P MidCap 400 Pure Value	32,507	31,900
Rydex VIF S&P SmallCap 600 Pure Growth	75,932	100,773
Rydex VIF S&P SmallCap 600 Pure Value	21,961	342,149
Rydex VIF Strengthening Dollar 2x Strategy (d)	—	434
Rydex VIF Technology	993,037	70,346
Rydex VIF Transportation	19,728	761
Rydex VIF Utilities	1,389	2,363
Rydex VIF Weakening Dollar 2x Strategy (d)	5,938	23,877
T. Rowe Price Blue Chip Growth	1,447,075	153,405
T. Rowe Price Equity Income	60,872	34,584
T. Rowe Price Health Sciences	61,267	4,010
T. Rowe Price Limited-Term Bond	1,136	721
Templeton Developing Markets VIP Fund	377,840	137,272
Templeton Foreign VIP Fund	110,098	296,063
Templeton Global Bond VIP Fund	8,500	18,941
VanEck VIP Global Gold	10,148	58,384
VanEck VIP Global Resources (b)	8,949	4,363
Vanguard® VIF Balanced	17,605	7,043
Vanguard® VIF Capital Growth	56,413	21,374
Vanguard® VIF Conservative Allocation	8,641	3,285
Vanguard® VIF Diversified Value	135,309	1,439
Vanguard® VIF Equity Income	109,401	62,599
Vanguard® VIF Equity Index	201,278	14,557
Vanguard® VIF Global Bond Index	310	186
Vanguard® VIF Growth	23,658	10,532
Vanguard® VIF High Yield Bond	33,867	2,315
Vanguard® VIF International	159,286	110,890
Vanguard® VIF Mid-Cap Index	84,567	14,896
Vanguard® VIF Moderate Allocation	1,183,585	10,714
Vanguard® VIF Real Estate Index	78,173	1,699
Vanguard® VIF Short Term Investment Grade	759,662	777,744
Vanguard® VIF Small Company Growth (d)	4,035	1,676
Vanguard® VIF Total Bond Market Index	143,471	42,893
Vanguard® VIF Total International Stock Market Index	42,638	2,241
Vanguard® VIF Total Stock Market Index	100,061	763,691
Virtus Duff & Phelps Real Estate Securities Series	2,246	15,489
Virtus KAR Small-Cap Growth Series	429,012	159,434
Virtus Newfleet Multi-Sector Intermediate Bond Series	1,732	901
Virtus SGA International Growth Series	21,387	20,214
Voya MidCap Opportunities Portfolio	9,422	1,182
VY Clarion Global Real Estate Portfolio	768	782
VY Clarion Real Estate Portfolio	384	111

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

The annuity assets for December 31, 2021 by subaccount are as follows:

Subaccount	Annuity Assets
Allspring Opportunity VT	$79,793
Federated Hermes Fund for U.S. Government Securities II	7,495
Federated Hermes High Income Bond II	23,860
Fidelity® VIP Contrafund	1,168
Fidelity® VIP Growth Opportunities	106,165
Fidelity® VIP Index 500	2,156
Fidelity® VIP Investment Grade Bond	1,380
Franklin Small-Mid Cap Growth VIP Fund	54,583
Guggenheim VIF All Cap Value	1,823
Guggenheim VIF World Equity Income	14,048
Invesco V.I. American Franchise Series I	12,991
Invesco V.I. International Growth	13,912
Invesco V.I. Main Street Small Cap Fund®	75,589
Neuberger Berman AMT Sustainable Equity	47,992
PIMCO VIT Low Duration Administrative	20,878
PIMCO VIT Real Return Administrative	37,388
PIMCO VIT Total Return Administrative	25,919
Rydex VIF Basic Materials	22,103
Rydex VIF Government Long Bond 1.2x Strategy	10,537
Rydex VIF Money Market	39,455
Rydex VIF Real Estate	8,489
Rydex VIF S&P 500 Pure Growth	7,373
Rydex VIF S&P 500 Pure Value	3,699
Rydex VIF S&P MidCap 400 Pure Value	7,464
Rydex VIF S&P SmallCap 600 Pure Value	8,141
Templeton Developing Markets VIP Fund	15,605

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The COVID-19 pandemic has caused significant social and economic problems worldwide. Those problems include constraints on the operations of businesses (including supply chain interruptions), decreases in consumer mobility and activity, increases in unemployment rates and downturns in many equity and fixed-income markets. The constraints have been caused or exacerbated by governmental responses, including lockdowns, and private-sector responses, including reductions of economic activities. FSBL’s business has been affected in various ways, including the operations. FSBL cannot predict the length and severity of the COVID-19 pandemic or its effects on FSBL.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2021.

2. Variable Annuity Contract Charges

AdvisorDesigns

Mortality and Expense Risk Charge: The mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to a minimum annual rate of 0.85% of the average daily net assets. The mortality and expense risk charge is based on the daily value of the individual contract.

Variable Annuity Account A

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Administrative Charge: FSBL deducts a daily administrative charge equal to an annual rate of each Subaccount’s average daily net asset value. The amount of these charges differs by Subaccount and ranges from 0.25% to 0.60%, as indicated in the below table:

Administrative Charge	Subaccount
0.25%	Guggenheim VIF All Cap Value Guggenheim VIF Large Cap Value Guggenheim VIF Small Cap Value Guggenheim VIF SMid Cap Value Guggenheim VIF StylePlus Mid Growth Guggenheim VIF World Equity Income

0.35%	Invesco V.I. International Growth Invesco V.I. Mid Cap Core Equity

0.40%	Invesco Oppenheimer V.I. Main Street Small Cap Fund

0.45%	Guggenheim VIF Long Short Equity Guggenheim VIF Multi-Hedge Strategies Invesco V.I. Government Securities each Rydex VIF Subaccounts

0.50%	Federated Hermes High Income Bond II Fidelity VIP Contrafund Fidelity VIP Growth Opportunities Fidelity VIP Investment Grade Bond

0.55%	Fidelity VIP Index 500 PIMCO VIT Low Duration PIMCO VIT Real Return PIMCO VIT Total Return Wells Fargo Opportunity VT

0.60%

Federated Hermes Fund for U.S. Government Securities II

Franklin Small-Mid Cap Growth VIP Fund

Invesco V.I. American Franchise

Neuberger Berman AMT Sustainable Equity

Templeton Developing Markets VIP Fund

Templeton Foreign VIP Fund

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, FSBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

Variable Annuity Account A

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

•

Contingent Deferred Sales Charge (CDSC): FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•

Account Administrative Charge: FSBL deducts an account administrative fee of $30 at each contract anniversary, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: FSBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 2% of the contract value.

EliteDesigns

Mortality and Expense Risk Charge: The EliteDesigns and EliteDesigns II mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate ranging from 0.00% to 1.20% of the average daily net assets. EliteDesigns: If the net asset value of an individual contract is less than $500,000, FSBL deducts a mortality and expense risk charge of 0.20%. If the net asset value of an individual contract is greater than $500,000, no mortality and expense risk charge is deducted. EliteDesigns II: Prior to December 2, 2021, FSBL deducted a mortality an expense risk charge of 1.20%. After December 2, 2021, If the net asset value of an individual contract is less than $500,000, FSBL deducts a mortality and expense risk charge of 1.20%. If the net asset value of an individual contract is greater than $500,000, FSBL deducts a mortality and expense risk charge of 1.00. All contracts, once annuitized, will be assessed with a mortality and expense risk charge of 0.30% annually of the average daily net assets. Currently, there are no policies in the annuitization stage.

Administrative Charge: FSBL deducts a daily administrative charge equal to an annual rate of each subaccount’s average daily net asset value. The amount of these charges differs by product and subaccount and ranges from 0.25% to 0.65%, as indicated in the below table:

Administrative Charge	Product	Subaccount
0.65%	EliteDesigns II

Dimensional VA Equity Allocation

Dimensional VA Global Bond Portfolio

Dimensional VA Global Moderate Allocation

Dimensional VA International Small Portfolio

Dimensional VA International Value Portfolio

Dimensional VA Short-Term Fixed Portfolio

Dimensional VA U.S. Large Value Portfolio

Dimensional VA U.S. Targeted Value Portfolio

Vanguard® VIF Balanced

Vanguard® VIF Capital Growth

Vanguard® VIF Conservative Allocation

Vanguard® VIF Diversified Value

Vanguard® VIF Equity Income

Vanguard® VIF Equity Index

Vanguard® VIF Global Bond Index

Vanguard® VIF Growth

Vanguard® VIF High Yield Bond

Vanguard® VIF International

Vanguard® VIF Mid-Cap Index

Vanguard® VIF Moderate Allocation

Vanguard® VIF Real Estate Index

Vanguard® VIF Short Term Investment Grade

Vanguard® VIF Small Company Growth

Vanguard® VIF Total Bond Market Index

Vanguard® VIF Total International Stock Market Index

Vanguard® VIF Total Stock Market Index

0.25%	EliteDesigns and EliteDesigns II	All other subaccounts

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Variable Annuity Account A

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Contingent Deferred Sales Charge (CDSC): For a 5 year contract, FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 5% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first five years of the contract. For a 0 year and EliteDesigns II contract, FSBL does not deduct any CDSC throughout the life of the contract.

•	Rider Charge: FSBL deducts an amount for each optional rider, equal to a percentage of the contract value, not to exceed a total charge of 0.50% of the contract value.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2021 and 2020, were as follows:

	2021			2020
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
7Twelve Balanced Portfolio	52,418	(3)	52,415	191	(4,009)	(3,818)
AB VPS Growth and Income	58	—	58	58	—	58
AB VPS Small/Mid Cap Value	6	(3)	3	17	(1,592)	(1,575)
AFIS Capital World Growth and Income (b)	844	(17)	827	1,761	(7)	1,754
AFIS U.S. Government Securities (b)	3,203	(87)	3,116	75,782	(8,999)	66,783
AFIS Washington Mutual Investors (b)	3,671	(41)	3,630	1,504	(1,828)	(324)
Alger Capital Appreciation (d)	1,344	(2,746)	(1,402)	1,525	(1,676)	(151)
Alger Large Cap Growth (d)	53	(4,933)	(4,880)	5,908	(200)	5,708
Allspring Omega Growth VT (b)	842	(1)	841	117	—	117
Allspring Opportunity VT (b)	78	(1,296)	(1,218)	248	(863)	(615)
ALPS/Alerian Energy Infrastructure	1,849	(935)	914	511	(854)	(343)
American Century VP Disciplined Core Value	4,399	(221)	4,178	720	(3,474)	(2,754)
American Century VP Inflation Protection	2,470	(5)	2,465	105	(3)	102
American Century VP International	141	(1)	140	143	(1,059)	(916)
American Century VP Mid Cap Value (d)	95	(54)	41	93	(2)	91
American Century VP Value	683	(17)	666	74	(1)	73
American Funds IS® Asset Allocation	44,186	(182)	44,004	34,193	(8,854)	25,339
American Funds IS® Capital World Bond	1,713	—	1,713	827	(349)	478
American Funds IS® Global Growth	4,752	(3,449)	1,303	592	(159)	433
American Funds IS® Global Small Capitalization	7,704	(81)	7,623	44	(215)	(171)
American Funds IS® Growth	9,557	(534)	9,023	550	(567)	(17)
American Funds IS® Growth-Income	610	(5,791)	(5,181)	7,709	(10,367)	(2,658)
American Funds IS® International	1,115	(4)	1,111	159	(4,972)	(4,813)
American Funds IS® International Growth and Income	1,494	(2,293)	(799)	1,079	(10)	1,069
American Funds IS® New World	2,664	(4)	2,660	1,954	(4,496)	(2,542)

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
BlackRock Advantage Large Cap Core V.I.	288	(357)	(69)	285	(3)	282
BlackRock Basic Value V.I.	240	(32)	208	323	(1,857)	(1,534)
BlackRock Equity Dividend V.I.	448	(2)	446	453	(2,783)	(2,330)
BlackRock Global Allocation V.I.	373	(46)	327	365	(53)	312
BlackRock High Yield V.I.	1,640	(2,392)	(752)	3,416	(15,191)	(11,775)
BlackRock Large Cap Focus Growth V.I.	127	(11)	116	143	(1,545)	(1,402)
BNY Mellon IP Small Cap Stock Index	1,374	(2,689)	(1,315)	3,124	(743)	2,381
BNY Mellon IP Technology Growth	246	(4,925)	(4,679)	5,501	(4,485)	1,016
Delaware Ivy VIP Asset Strategy (b)	104	(38)	66	102	(44)	58
Delaware Ivy VIP Balanced (b)	119	(3)	116	117	(2)	115
Delaware Ivy VIP Energy (b)	96	—	96	153	(500)	(347)
Delaware Ivy VIP Global Equity Income (b)	24	—	24	24	—	24
Delaware Ivy VIP Global Growth (b)	264	(5)	259	258	(2)	256
Delaware Ivy VIP Growth (b)	11	(2)	9	10	(1)	9
Delaware Ivy VIP High Income (b)	838	(15)	823	215	(1,060)	(845)
Delaware Ivy VIP International Core Equity (b)	153	(18)	135	1,430	(7,484)	(6,054)
Delaware Ivy VIP Limited-Term Bond (b)	964	(1,381)	(417)	958	(1,835)	(877)
Delaware Ivy VIP Mid Cap Growth (b)	674	(5)	669	552	(2)	550
Delaware Ivy VIP Natural Resources (b)	19	(2)	17	23	(577)	(554)
Delaware Ivy VIP Science And Technology (b)	86	(632)	(546)	442	(4,100)	(3,658)
Delaware Ivy VIP Securian Real Estate Securities (b)	—	—	—	2	(282)	(280)
Delaware Ivy VIP Small Cap Growth (b)	136	(29)	107	13,623	(14,139)	(516)
Delaware Ivy VIP Smid Cap Core (b)	46	(198)	(152)	237	(1)	236
Dimensional VA Global Bond Portfolio	46	(1,002)	(956)	184	(8,161)	(7,977)
Dimensional VA International Small Portfolio	1,135	(149)	986	5,345	(5,032)	313
Dimensional VA International Value Portfolio	9,382	(5,290)	4,092	518	(4,068)	(3,550)
Dimensional VA Short-Term Fixed Portfolio	113	(3,955)	(3,842)	166	(4,463)	(4,297)
Dimensional VA U.S. Large Value Portfolio	5,122	(8,926)	(3,804)	15,398	(25,125)	(9,727)

(b)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Dimensional VA U.S. Targeted Value Portfolio	14,569	(1,529)	13,040	44	(7,212)	(7,168)
DWS Core Equity VIP	216	(1)	215	2,499	(2,818)	(319)
DWS Global Small Cap VIP	196	—	196	192	—	192
DWS Small Mid Cap Value VIP	928	(1)	927	—	—	—
Eaton Vance VT Floating-Rate Income	1,450	(10)	1,440	275	(821)	(546)
Federated Hermes Fund for U.S. Government Securities II	1,525	(1,529)	(4)	4,423	(18,360)	(13,937)
Federated Hermes High Income Bond II	2,164	(2,887)	(723)	7,636	(3,578)	4,058
Fidelity® VIP Balanced	4,341	(188)	4,153	1,005	(11,464)	(10,459)
Fidelity® VIP Contrafund	10,438	(10,243)	195	14,660	(23,217)	(8,557)
Fidelity® VIP Disciplined Small Cap	1,114	(3)	1,111	41	(1)	40
Fidelity® VIP Emerging Markets	1,075	(1,984)	(909)	6,123	(3,445)	2,678
Fidelity® VIP Growth & Income	5,286	(335)	4,951	6,163	(73)	6,090
Fidelity® VIP Growth Opportunities	7,628	(6,296)	1,332	21,047	(19,928)	1,119
Fidelity® VIP High Income	104	(2)	102	5,985	(7,615)	(1,630)
Fidelity® VIP Index 500	24,903	(14,957)	9,946	32,578	(26,080)	6,498
Fidelity® VIP Investment Grade Bond	82,469	(77,244)	5,225	44,166	(35,997)	8,169
Fidelity® VIP Mid Cap	733	(12,353)	(11,620)	15,206	(5,773)	9,433
Fidelity® VIP Overseas	185	(1)	184	186	(85)	101
Fidelity® VIP Real Estate	560	(1,760)	(1,200)	1,187	(1,759)	(572)
Fidelity® VIP Strategic Income	2,258	(63)	2,195	575	(1,649)	(1,074)
Franklin DynaTech VIP (b)	41	(2,979)	(2,938)	984	(156)	828
Franklin Growth and Income VIP Fund	437	(1)	436	444	(1,504)	(1,060)
Franklin Income VIP Fund	2,764	(55)	2,709	2,468	(1,962)	506
Franklin Large Cap Growth VIP Fund	724	—	724	11,771	(11,771)	—
Franklin Mutual Global Discovery VIP Fund	285	(6,755)	(6,470)	466	(872)	(406)
Franklin Mutual Shares VIP Fund	850	(6)	844	112	(3)	109
Franklin Rising Dividends VIP Fund	7,654	(7)	7,647	417	(3)	414

(b)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Franklin Small Cap Value VIP Fund	3,897	(6,978)	(3,081)	1,662	(11,304)	(9,642)
Franklin Small-Mid Cap Growth VIP Fund	2,653	(6,853)	(4,200)	12,004	(2,015)	9,989
Franklin Strategic Income VIP Fund	119	(1)	118	115	—	115
Franklin U.S. Government Securities VIP Fund	1,112	(59)	1,053	29,327	(11,389)	17,938
Goldman Sachs VIT Growth Opportunities	482	(424)	58	4,344	(120)	4,224
Goldman Sachs VIT High Quality Floating Rate	643	(1,901)	(1,258)	681	(3,650)	(2,969)
Goldman Sachs VIT International Equity Insights	32	(2)	30	1,070	(1,751)	(681)
Goldman Sachs VIT Mid Cap Value	1,822	(1)	1,821	256	—	256
Goldman Sachs VIT Small Cap Equity Insights	—	—	—	5	(912)	(907)
Guggenheim VIF All Cap Value	2,230	(39,779)	(37,549)	1,733	(7,063)	(5,330)
Guggenheim VIF Floating Rate Strategies	645	(113)	532	2,474	(2,517)	(43)
Guggenheim VIF Global Managed Futures Strategy	335	(322)	13	5,865	(6,392)	(527)
Guggenheim VIF High Yield	80	(28)	52	86	(1,639)	(1,553)
Guggenheim VIF Large Cap Value	5,763	(2,471)	3,292	22,186	(19,953)	2,233
Guggenheim VIF Long Short Equity	3,336	(3,079)	257	1,212	(2,678)	(1,466)
Guggenheim VIF Multi-Hedge Strategies	18,395	(4,820)	13,575	3,235	(3,800)	(565)
Guggenheim VIF Small Cap Value	595	(714)	(119)	297	(566)	(269)
Guggenheim VIF SMid Cap Value	374	(344)	30	41	(559)	(518)
Guggenheim VIF StylePlus Large Core	28	(128)	(100)	31	(16)	15
Guggenheim VIF StylePlus Large Growth	2,099	(2,050)	49	56	(9)	47
Guggenheim VIF StylePlus Mid Growth	177	(649)	(472)	1,112	(2,436)	(1,324)
Guggenheim VIF StylePlus Small Growth	613	(613)	—	—	(11,594)	(11,594)
Guggenheim VIF Total Return Bond	4,757	(2,277)	2,480	9,885	(16,520)	(6,635)
Guggenheim VIF World Equity Income	635	(879)	(244)	1,147	(1,634)	(487)
Invesco Oppenheimer V.I. International Growth Fund	1,107	(1,756)	(649)	9,921	(529)	9,392
Invesco V.I. American Franchise Series I	2,152	(2,521)	(369)	3,397	(5,055)	(1,658)
Invesco V.I. American Value	892	—	892	6	—	6
Invesco V.I. Balanced-Risk Allocation	146	(6)	140	141	(2)	139
Invesco V.I. Comstock	6,512	(82)	6,430	—	—	—
Invesco V.I. Core Equity	100	—	100	3,297	(208)	3,089

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Invesco V.I. Discovery Mid Cap Growth (b)	415	—	415	1,063	(1,063)	—
Invesco V.I. Equity and Income (c)	1,763	(228)	1,535	133	(1,557)	(1,424)
Invesco V.I. Global (b)	225	(27)	198	319	(5,063)	(4,744)
Invesco V.I. Global Real Estate	166	(6)	160	258	(2,260)	(2,002)
Invesco V.I. Global Strategic Income (b)	1,467	(47)	1,420	403	(44)	359
Invesco V.I. Government Securities	9	(74)	(65)	7,822	(8,248)	(426)
Invesco V.I. Health Care	49	(6)	43	84	(1,821)	(1,737)
Invesco V.I. International Growth	1,171	(15,843)	(14,672)	34,332	(51,697)	(17,365)
Invesco V.I. Main Street Mid Cap Fund® (b)	616	(24,364)	(23,748)	20,176	(9,277)	10,899
Invesco V.I. Main Street Small Cap Fund® (b)	3,786	(4,959)	(1,173)	4,137	(15,170)	(11,033)
Invesco V.I. Managed Volatility (c)	20	(2,009)	(1,989)	61	(134)	(73)
Invesco V.I. S&P 500 Index	818	—	818	4,308	(6,798)	(2,490)
Invesco V.I. Small Cap Equity	115	(282)	(167)	420	(1,292)	(872)
Janus Henderson VIT Enterprise	436	(492)	(56)	798	(6,422)	(5,624)
Janus Henderson VIT Forty	423	(4,602)	(4,179)	4,244	(1,924)	2,320
Janus Henderson VIT Mid Cap Value	1,891	(355)	1,536	697	(312)	385
Janus Henderson VIT Overseas	1,479	(5)	1,474	152	(2)	150
Janus Henderson VIT Research	170	(8,795)	(8,625)	7,657	(7,795)	(138)
JPMorgan Insurance Trust Core Bond Portfolio	2,032	(17)	2,015	1,337	(8,023)	(6,686)
JPMorgan Insurance Trust Small Cap Core Portfolio	108	(11)	97	389	(9,831)	(9,442)
Lord Abbett Series Bond-Debenture VC	1,579	(563)	1,016	1,754	(8,505)	(6,751)
Lord Abbett Series Developing Growth VC	157	(15)	142	154	(12)	142
Lord Abbett Series Growth and Income VC	182	(22)	160	275	(3,651)	(3,376)
Lord Abbett Series Growth Opportunities VC	73	(309)	(236)	1,115	(7)	1,108
Lord Abbett Series Total Return VC	473	(1,308)	(835)	2,181	(16,205)	(14,024)
MFS® VIT Emerging Markets Equity	138	(42)	96	140	(1,044)	(904)
MFS® VIT Global Tactical Allocation	188	(1)	187	186	—	186

(b)	Name change. See Note 1.
(c)	Merger. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
MFS® VIT II Research International	329	(2)	327	5,446	(5,126)	320
MFS® VIT International Intrinsic Value	1,829	(687)	1,142	1,834	(14,065)	(12,231)
MFS® VIT New Discovery	400	(64)	336	133	(8,354)	(8,221)
MFS® VIT Research	90	—	90	88	—	88
MFS® VIT Total Return	93	(39)	54	91	—	91
MFS® VIT Utilities	167	(7,309)	(7,142)	1,155	(333)	822
Morgan Stanley VIF Emerging Markets Equity	339	(899)	(560)	347	(186)	161
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	69	(7)	62	67	(6)	61
Morningstar Balanced ETF Asset Allocation Portfolio	3,667	(266)	3,401	3,576	(238)	3,338
Morningstar Conservative ETF Asset Allocation Portfolio	3,719	(365)	3,354	17,983	(2,334)	15,649
Morningstar Growth ETF Asset Allocation Portfolio	1,240	(203)	1,037	1,216	(193)	1,023
Morningstar Income and Growth ETF Asset Allocation Portfolio	198	(101)	97	193	(11)	182
Neuberger Berman AMT Sustainable Equity	520	(848)	(328)	541	(941)	(400)
PIMCO VIT All Asset	173	(40)	133	171	(47)	124
PIMCO VIT CommodityRealReturn Strategy	915	(3,321)	(2,406)	967	(5,385)	(4,418)
PIMCO VIT Emerging Markets Bond	1,633	(678)	955	1,037	(3,033)	(1,996)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	91	(1)	90	92	(783)	(691)
PIMCO VIT High Yield	4	(2)	2	16	(2,047)	(2,031)
PIMCO VIT International Bond Portfolio (Unhedged)	1,521	(459)	1,062	721	(674)	47
PIMCO VIT Low Duration Administrative	123,590	(149,993)	(26,403)	37,918	(19,279)	18,639
PIMCO VIT Low Duration Advisor	26,845	(24,398)	2,447	8,524	(17,326)	(8,802)
PIMCO VIT Real Return Administrative	6,827	(9,189)	(2,362)	16,506	(17,469)	(963)
PIMCO VIT Real Return Advisor	5,387	(1,111)	4,276	1,928	(16,623)	(14,695)
PIMCO VIT Short-Term	57,698	(56,522)	1,176	6,937	(41,353)	(34,416)
PIMCO VIT Total Return Administrative	119,438	(29,979)	89,459	17,895	(26,547)	(8,652)
PIMCO VIT Total Return Advisor	7,770	(170)	7,600	9,586	(26,443)	(16,857)

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Pioneer Bond VCT	1,252	(1,972)	(720)	1,248	(668)	580
Pioneer Equity Income VCT	25	(11)	14	26	—	26
Pioneer Real Estate Shares VCT	44	(5,832)	(5,788)	6,095	(249)	5,846
Pioneer Strategic Income VCT	467	(21)	446	5,309	(4,869)	440
Probabilities Fund	605	(81)	524	638	(4,291)	(3,653)
Putnam VT Growth Opportunities	382	(353)	29	2,143	(47)	2,096
Putnam VT Income	529	(5,990)	(5,461)	12,672	(8,008)	4,664
Putnam VT Large Cap Value (b)	1,344	(275)	1,069	5,878	(8,380)	(2,502)
Putnam VT Multi-Asset Absolute Return	184	(80)	104	182	(95)	87
Putnam VT Small Cap Growth	54	(4)	50	3,083	(2,263)	820
Rydex VIF Banking	228	(425)	(197)	1,374	(7,492)	(6,118)
Rydex VIF Basic Materials	2,142	(3,401)	(1,259)	7,711	(7,244)	467
Rydex VIF Biotechnology	7,550	(1,905)	5,645	2,707	(15,637)	(12,930)
Rydex VIF Commodities Strategy	50,287	(3,247)	47,040	1,092	(2,274)	(1,182)
Rydex VIF Consumer Products	140	(1,036)	(896)	748	(4,180)	(3,432)
Rydex VIF Dow 2x Strategy (d)	111	(23)	88	161	(3,414)	(3,253)
Rydex VIF Electronics	666	(1,147)	(481)	573	(9,590)	(9,017)
Rydex VIF Energy	3,031	(2,496)	535	3,584	(1,774)	1,810
Rydex VIF Energy Services	352	(694)	(342)	363	(112)	251
Rydex VIF Europe 1.25x Strategy (d)	—	—	—	1	(164)	(163)
Rydex VIF Financial Services	92	(615)	(523)	212	(9,335)	(9,123)
Rydex VIF Government Long Bond 1.2x Strategy (d)	1,079	(1,593)	(514)	3,448	(5,469)	(2,021)
Rydex VIF Health Care	920	(6,734)	(5,814)	1,569	(15,563)	(13,994)
Rydex VIF Internet	339	(1,065)	(726)	9,418	(20,957)	(11,539)
Rydex VIF Inverse Government Long Bond Strategy (d)	7,956	(10,884)	(2,928)	3,081	(11,607)	(8,526)
Rydex VIF Inverse Russell 2000® Strategy (d)	41	(80)	(39)	42	(39)	3
Rydex VIF Inverse S&P 500 Strategy (d)	133	(9)	124	36,666	(36,541)	125

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Rydex VIF Japan 2x Strategy (d)	142	(19)	123	139	(19)	120
Rydex VIF Leisure	1,089	(5)	1,084	121	(3,170)	(3,049)
Rydex VIF Mid-Cap 1.5x Strategy (d)	202	(130)	72	106	(43)	63
Rydex VIF Money Market	93,056	(360,431)	(267,375)	871,559	(641,595)	229,964
Rydex VIF NASDAQ-100®	5,214	(3,920)	1,294	8,168	(19,202)	(11,034)
Rydex VIF NASDAQ-100® 2x Strategy (d)	110	(113)	(3)	16	(573)	(557)
Rydex VIF Nova(d)	50	(129)	(79)	146	(3,743)	(3,597)
Rydex VIF Precious Metals	992	(456)	536	2,234	(19,730)	(17,496)
Rydex VIF Real Estate	722	(1,710)	(988)	5,514	(14,748)	(9,234)
Rydex VIF Retailing	1,717	(204)	1,513	2,893	(7,147)	(4,254)
Rydex VIF Russell 2000® 1.5x Strategy (d)	203	(428)	(225)	303	(84)	219
Rydex VIF Russell 2000® 2x Strategy (d)	1	—	1	—	—	—
Rydex VIF S&P 500 2x Strategy (d)	547	(363)	184	756	(2,725)	(1,969)
Rydex VIF S&P 500 Pure Growth	3,648	(8,450)	(4,802)	20,157	(37,036)	(16,879)
Rydex VIF S&P 500 Pure Value	2,664	(10,500)	(7,836)	42,267	(47,572)	(5,305)
Rydex VIF S&P MidCap 400 Pure Growth	1,702	(1,453)	249	2,186	(3,302)	(1,116)
Rydex VIF S&P MidCap 400 Pure Value	1,674	(1,569)	105	678	(2,549)	(1,871)
Rydex VIF S&P SmallCap 600 Pure Growth	4,746	(5,841)	(1,095)	1,139	(16,477)	(15,338)
Rydex VIF S&P SmallCap 600 Pure Value	2,370	(24,885)	(22,515)	2,635	(3,823)	(1,188)
Rydex VIF Strengthening Dollar 2x Strategy (d)	20	(103)	(83)	1,813	(1,871)	(58)
Rydex VIF Technology	42,399	(3,457)	38,942	14,622	(24,760)	(10,138)
Rydex VIF Telecommunications	—	—	—	84	(4,152)	(4,068)
Rydex VIF Transportation	961	(14)	947	846	(17)	829
Rydex VIF Utilities	235	(165)	70	5,797	(11,563)	(5,766)
Rydex VIF Weakening Dollar 2x Strategy (d)	1,589	(6,328)	(4,739)	7,082	(2,343)	4,739
T. Rowe Price Blue Chip Growth	46,378	(4,437)	41,941	62,363	(58,176)	4,187
T. Rowe Price Equity Income	1,727	(1,762)	(35)	1,561	(4,798)	(3,237)
T. Rowe Price Health Sciences	1,802	(31)	1,771	1,969	(2,902)	(933)

(d)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
T. Rowe Price Limited-Term Bond	253	(5)	248	248	(648)	(400)
Templeton Developing Markets VIP Fund	23,800	(11,321)	12,479	20,983	(35,365)	(14,382)
Templeton Foreign VIP Fund	12,442	(30,539)	(18,097)	63,853	(19,536)	44,317
Templeton Global Bond VIP Fund	1,993	(2,309)	(316)	1,686	(17,822)	(16,136)
VanEck VIP Global Gold	821	(5,147)	(4,326)	5,146	(73)	5,073
VanEck VIP Global Resources (b)	1,883	(800)	1,083	510	(766)	(256)
Vanguard® VIF Balanced	563	(258)	305	10,703	(1,009)	9,694
Vanguard® VIF Capital Growth	3,039	(1,160)	1,879	731	—	731
Vanguard® VIF Conservative Allocation	465	—	465	510	(11,657)	(11,147)
Vanguard® VIF Diversified Value	9,494	(2)	9,492	—	—	—
Vanguard® VIF Equity Income	6,983	(3,365)	3,618	7,919	(646)	7,273
Vanguard® VIF Equity Index	9,987	(576)	9,411	20,927	(96)	20,831
Vanguard® VIF Global Bond Index	30	—	30	29	(1)	28
Vanguard® VIF Growth	386	(271)	115	1,551	(324)	1,227
Vanguard® VIF High Yield Bond	2,804	(21)	2,783	12,660	(4)	12,656
Vanguard® VIF International	6,269	(5,169)	1,100	16,744	(15,306)	1,438
Vanguard® VIF Mid-Cap Index	3,279	(586)	2,693	7,170	(29)	7,141
Vanguard® VIF Moderate Allocation	86,512	(484)	86,028	571	(11,046)	(10,475)
Vanguard® VIF Real Estate Index	6,436	(15)	6,421	2,821	(14)	2,807
Vanguard® VIF Short Term Investment Grade	87,085	(88,719)	(1,634)	6,099	(7,866)	(1,767)
Vanguard® VIF Small Company Growth (d)	136	(25)	111	134	(25)	109
Vanguard® VIF Total Bond Market Index	14,972	(3,228)	11,744	42,533	(6,743)	35,790
Vanguard® VIF Total International Stock Market Index	3,707	(20)	3,687	5,636	—	5,636
Vanguard® VIF Total Stock Market Index	3,583	(42,766)	(39,183)	18,145	(6,472)	11,673
Virtus Duff & Phelps Real Estate Securities Series	177	(1,132)	(955)	275	(4,333)	(4,058)
Virtus KAR Small-Cap Growth Series	9,394	(4,321)	5,073	14,372	(15,031)	(659)
Virtus Newfleet Multi-Sector Intermediate Bond Series	190	(1)	189	5,400	(15,001)	(9,601)

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Virtus SGA International Growth Series	814	(1,995)	(1,181)	855	(2,025)	(1,170)
Voya MidCap Opportunities Portfolio	97	(11)	86	96	(10)	86
VY Clarion Global Real Estate Portfolio	82	(44)	38	80	(82)	(2)
VY Clarion Real Estate Portfolio	49	(3)	46	4,799	(4,893)	(94)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2021, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
7Twelve Balanced Portfolio
2021	56,743	10.03	10.93	570,235	0.01	0.25	1.25	9.02	10.29
2020	4,328	9.20	10.05	40,586	0.01	0.25	1.45	0.77	2.03
2019	8,146	9.13	9.85	77,319	1.53	0.25	1.45	10.13	11.43
2018	8,520	8.29	8.84	72,819	1.00	0.25	1.45	(12.46)	(11.42)
2017	8,624	9.46	9.98	83,628	0.67	0.25	1.45	4.32	4.82
AB VPS Growth and Income
2021	2,000	16.89	16.89	33,781	0.01	1.25	1.25	22.30	22.30
2020	1,942	13.81	17.04	26,814	0.01	0.25	1.45	(2.06)	(0.81)
2019	1,884	14.10	17.18	26,552	1.04	0.25	1.45	18.19	19.64
2018	1,828	11.93	14.36	21,796	0.78	0.25	1.45	(9.89)	(8.83)
2017	1,774	13.24	15.75	23,491	—	0.25	1.45	13.36	14.80
AB VPS Small/Mid Cap Value
2021	209	19.19	19.19	3,987	0.01	0.25	0.25	31.26	31.26
2020	206	12.05	14.84	2,993	0.00	0.25	1.45	(1.47)	(0.27)
2019	1,781	12.23	14.88	26,128	0.19	0.25	1.45	14.73	16.07
2018	6,636	10.66	12.82	84,032	0.19	0.25	1.45	(19.06)	(17.98)
2017	10,015	13.17	15.63	147,336	0.39	0.25	1.45	7.95	9.22

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
AFIS Capital World Growth and Income (b)
2021	14,229	14.15	15.33	211,273	0.01	0.25	1.25	9.52	10.85
2020	13,402	12.92	14.01	180,688	0.01	0.25	1.45	3.78	5.10
2019	11,648	12.45	13.33	150,886	1.84	0.25	1.45	25.00	26.47
2018	11,304	9.96	10.54	116,296	1.79	0.25	1.45	(13.84)	(12.75)
2017	7,488	11.56	12.08	89,804	3.64	0.25	1.45	20.42	21.77
AFIS U.S. Government Securities (b)
2021	92,699	8.60	8.60	797,314	0.01	1.25	1.25	(5.18)	(5.18)
2020	89,583	9.07	9.84	812,723	0.03	0.25	1.45	4.61	6.03
2019	22,800	8.67	9.28	197,827	2.11	0.25	1.45	0.58	1.75
2018	17,027	8.62	9.12	147,209	1.45	0.25	1.45	(3.90)	(2.67)
2017	27,464	8.97	9.37	246,781	1.04	0.25	1.45	(3.13)	(1.99)
AFIS Washington Mutual Investors (b)
2021	51,035	16.08	17.42	838,239	0.01	0.25	1.25	22.00	23.46
2020	47,405	13.18	14.29	636,880	0.01	0.25	1.45	3.70	5.00
2019	47,729	12.71	13.61	616,034	1.94	0.25	1.45	15.76	17.13
2018	46,320	10.98	11.62	514,922	1.92	0.25	1.45	(12.86)	(11.84)
2017	44,312	12.60	13.18	564,093	1.91	0.25	1.45	11.60	13.04
Alger Capital Appreciation (d)
2021	36,228	27.94	35.71	1,136,567	—	0.25	1.25	13.67	15.05
2020	37,630	24.58	31.63	1,032,920	—	0.25	1.45	35.20	36.87
2019	37,781	18.18	23.11	762,913	—	0.25	1.45	27.49	28.96
2018	37,805	14.26	17.92	597,220	—	0.25	1.45	(4.74)	(3.55)
2017	30,362	14.97	18.58	514,531	—	0.25	1.45	25.06	26.57

(b) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Alger Large Cap Growth (d)
2021	1,275	27.41	32.53	39,094	—	0.25	1.25	6.70	8.00
2020	6,155	25.69	30.69	163,525	—	0.25	1.45	59.37	61.27
2019	447	16.12	19.03	7,209	—	0.25	1.45	21.39	22.85
2018	3,248	13.28	15.49	43,129	—	0.25	1.45	(2.71)	(1.53)
2017	424	13.65	15.73	5,791	—	0.25	1.45	22.42	23.86
Allspring Omega Growth VT (b)
2021	4,785	25.99	25.99	124,345	—	1.25	1.25	9.94	9.94
2020	3,944	23.64	29.85	93,203	—	0.25	1.45	36.96	38.58
2019	3,827	17.26	21.54	66,048	—	0.25	1.45	31.06	32.72
2018	3,731	13.17	16.23	49,174	—	0.25	1.45	(4.08)	(2.93)
2017	6,528	13.73	16.72	89,697	0.01	0.25	1.45	28.68	30.22
Allspring Opportunity VT (b)
2021	5,440	26.15	26.15	142,436	0.00	1.40	1.40	19.41	19.41
2020	6,658	16.91	22.26	145,933	0.00	0.25	1.45	15.74	17.16
2019	7,273	14.61	19.00	137,478	0.28	0.25	1.45	25.73	27.26
2018	6,968	11.62	15.04	104,661	0.19	0.25	1.45	(11.23)	(10.11)
2017	7,794	13.09	16.93	131,774	0.61	0.25	1.45	15.23	16.56
ALPS/Alerian Energy Infrastructure
2021	17,838	7.19	7.90	137,222	0.02	0.25	1.25	31.68	33.45
2020	16,924	5.46	6.01	98,487	0.02	0.25	1.45	(28.44)	(27.50)
2019	17,267	7.63	8.29	138,825	1.73	0.25	1.45	15.26	16.60
2018	16,821	6.62	7.11	116,551	1.53	0.25	1.45	(22.48)	(21.61)
2017	23,168	8.54	9.07	206,160	1.57	0.25	1.45	(5.22)	(4.02)

(b) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Century VP Disciplined Core Value
2021	10,153	17.26	23.55	212,955	0.01	0.25	1.25	17.98	19.42
2020	5,975	14.63	20.10	117,893	0.02	0.25	1.45	6.55	7.89
2019	8,729	13.73	18.63	159,845	1.90	0.25	1.45	18.36	19.81
2018	9,910	11.60	15.55	151,784	1.92	0.25	1.45	(11.25)	(10.17)
2017	9,140	13.07	17.31	156,153	2.10	0.25	1.45	15.05	16.41
American Century VP Inflation Protection
2021	6,002	9.16	9.16	54,985	0.03	0.25	0.25	2.81	2.81
2020	3,537	8.88	9.04	31,500	0.01	0.25	1.45	4.84	6.10
2019	3,435	8.41	8.52	28,883	2.35	0.25	1.45	4.05	5.32
2018	3,334	7.99	8.14	26,642	5.80	0.25	1.45	(6.97)	(5.93)
2017	—	8.51	8.75	—	—	0.25	1.45	(0.91)	0.35
American Century VP International
2021	4,758	13.31	13.31	63,319	0.00	1.25	1.25	3.90	3.90
2020	4,618	12.81	14.45	59,164	0.00	0.25	1.45	20.17	21.63
2019	5,534	10.66	11.88	60,066	0.63	0.25	1.45	22.53	24.01
2018	4,348	8.70	9.58	37,832	0.90	0.25	1.45	(18.99)	(17.98)
2017	2,428	10.74	11.68	26,084	—	0.25	1.45	25.17	26.68
American Century VP Mid Cap Value (d)
2021	3,179	16.11	21.49	62,921	0.01	0.25	1.25	17.68	19.12
2020	3,138	13.69	18.38	52,178	0.01	0.25	1.45	(3.32)	(2.18)
2019	3,047	14.16	18.79	51,989	1.95	0.25	1.45	23.34	24.93
2018	2,967	11.48	15.04	40,739	0.97	0.25	1.45	(16.75)	(15.79)
2017	8,778	13.79	17.86	128,458	1.51	0.25	1.45	6.57	7.92
(d) Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Century VP Value
2021	3,178	15.09	20.35	55,621	0.02	0.25	1.25	18.91	20.34
2020	2,512	12.69	17.23	37,878	0.02	0.25	1.45	(3.57)	(2.43)
2019	2,439	13.16	17.66	37,876	1.98	0.25	1.45	21.40	22.89
2018	2,367	10.84	14.37	30,088	1.53	0.25	1.45	(13.28)	(12.22)
2017	2,522	12.50	16.37	36,257	1.96	0.25	1.45	3.82	5.14
American Funds IS® Asset Allocation
2021	109,404	14.04	15.21	1,543,759	0.01	0.25	1.25	9.86	11.18
2020	65,400	12.78	13.85	841,697	0.02	0.25	1.45	7.21	8.54
2019	40,061	11.92	12.76	482,284	1.83	0.25	1.45	15.73	17.06
2018	35,477	10.30	10.90	368,904	1.56	0.25	1.45	(9.01)	(7.86)
2017	31,684	11.32	11.83	361,166	2.19	0.25	1.45	10.87	12.13
American Funds IS® Capital World Bond
2021	13,489	7.93	8.60	114,713	0.02	0.25	1.25	(9.37)	(8.12)
2020	11,776	8.75	9.48	109,973	0.01	0.25	1.45	4.92	6.04
2019	11,298	8.34	8.94	99,652	1.42	0.25	1.45	2.84	4.07
2018	10,963	8.11	8.59	93,114	1.88	0.25	1.45	(5.92)	(4.66)
2017	11,666	8.62	9.01	103,954	0.37	0.25	1.45	1.89	3.21
American Funds IS® Global Growth
2021	21,141	19.18	20.77	411,376	0.00	0.25	1.25	11.12	12.39
2020	19,838	17.26	18.71	346,885	0.00	0.25	1.45	24.44	25.99
2019	19,405	13.87	14.85	272,025	0.96	0.25	1.45	29.02	30.49
2018	19,332	10.75	11.38	209,628	0.84	0.25	1.45	(13.24)	(12.12)
2017	3,676	12.39	12.95	47,057	0.79	0.25	1.45	25.40	26.96
American Funds IS® Global Small Capitalization
2021	7,946	14.86	14.86	118,077	—	1.25	1.25	1.78	1.78
2020	323	14.60	15.82	4,704	0.00	0.25	1.45	23.73	25.26
2019	494	11.80	12.63	5,827	—	0.25	1.45	25.53	27.06
2018	468	9.40	9.94	4,394	0.06	0.25	1.45	(14.70)	(13.72)
2017	484	11.02	11.52	5,338	0.26	0.25	1.45	20.17	21.65

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS® Growth
2021	27,270	27.55	29.84	755,723	0.00	0.25	1.25	16.39	17.80
2020	18,247	23.67	25.65	435,691	0.00	0.25	1.45	45.13	46.82
2019	18,264	16.31	17.47	300,453	0.57	0.25	1.45	24.69	26.23
2018	18,657	13.08	13.84	246,077	0.28	0.25	1.45	(4.80)	(3.69)
2017	8,942	13.74	14.37	124,589	0.62	0.25	1.45	22.35	23.88
American Funds IS® Growth-Income
2021	18,672	18.32	19.85	344,940	0.01	0.25	1.25	18.42	19.87
2020	23,853	15.47	16.77	377,067	0.01	0.25	1.45	8.26	9.61
2019	26,511	14.29	15.30	385,683	1.75	0.25	1.45	20.39	21.82
2018	21,538	11.87	12.56	256,635	1.58	0.25	1.45	(6.31)	(5.21)
2017	11,814	12.67	13.25	150,520	1.90	0.25	1.45	16.67	18.20
American Funds IS® International
2021	5,173	10.54	11.42	56,381	0.03	0.25	1.25	(5.98)	(4.83)
2020	4,062	11.21	12.15	47,176	0.00	0.25	1.45	8.73	9.95
2019	8,875	10.31	11.05	92,669	1.06	0.25	1.45	17.29	18.82
2018	13,987	8.79	9.30	123,745	1.74	0.25	1.45	(17.23)	(16.22)
2017	11,004	10.62	11.10	117,538	1.44	0.25	1.45	26.13	27.73
American Funds IS® International Growth and Income
2021	12,528	9.52	10.31	126,514	0.03	0.25	1.25	0.53	1.68
2020	13,327	9.47	10.27	133,655	0.01	0.25	1.45	1.07	2.39
2019	12,258	9.37	10.03	120,803	2.38	0.25	1.45	17.13	18.56
2018	11,904	8.00	8.46	99,269	2.32	0.25	1.45	(15.34)	(14.29)
2017	9,445	9.45	9.87	92,117	2.15	0.25	1.45	19.32	20.66
American Funds IS® New World
2021	11,261	12.27	13.29	139,865	0.01	0.25	1.25	0.08	1.30
2020	8,601	12.26	13.29	106,861	0.00	0.25	1.45	17.88	19.30
2019	11,143	10.40	11.14	118,913	0.81	0.25	1.45	23.22	24.75
2018	9,305	8.44	8.93	80,498	0.69	0.25	1.45	(17.98)	(17.01)
2017	9,410	10.29	10.76	98,508	0.88	0.25	1.45	23.38	24.97

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BlackRock Advantage Large Cap Core V.I.
2021	9,438	21.78	27.08	248,406	0.00	0.25	1.25	22.50	23.99
2020	9,507	17.78	22.26	202,324	0.01	0.25	1.45	14.27	15.70
2019	9,225	15.56	19.24	170,170	1.21	0.25	1.45	22.91	24.45
2018	9,262	12.66	15.46	137,829	2.82	0.25	1.45	(9.64)	(8.57)
2017	—	14.01	16.91	—	—	0.25	1.45	16.65	18.09
BlackRock Basic Value V.I.
2021	2,226	14.05	14.05	31,239	0.01	1.25	1.25	16.02	16.02
2020	2,018	12.11	15.84	24,398	0.01	0.25	1.45	(1.38)	(0.19)
2019	3,552	12.28	15.87	43,592	2.04	0.25	1.45	18.19	19.59
2018	4,192	10.39	13.27	43,537	1.40	0.25	1.45	(12.17)	(11.06)
2017	5,378	11.83	14.92	63,604	2.00	0.25	1.45	3.32	4.56
BlackRock Equity Dividend V.I.
2021	15,200	16.00	16.00	243,284	0.01	1.25	1.25	15.11	15.11
2020	14,754	13.90	17.71	205,219	0.02	0.25	1.45	(1.00)	0.23
2019	17,084	14.04	17.67	239,933	1.85	0.25	1.45	21.88	23.39
2018	16,590	11.52	14.32	191,112	1.82	0.25	1.45	(11.45)	(10.39)
2017	16,108	13.01	15.98	209,589	1.54	0.25	1.45	11.48	12.77
BlackRock Global Allocation V.I.
2021	12,603	12.12	13.44	157,212	0.01	0.25	1.25	1.76	2.99
2020	12,276	11.91	13.29	149,956	0.01	0.25	1.45	15.41	16.78
2019	11,964	10.32	11.38	126,235	0.89	0.25	1.45	12.66	14.03
2018	23,953	9.16	9.98	221,610	0.84	0.25	1.45	(11.67)	(10.57)
2017	26,183	10.37	11.16	273,471	1.21	0.25	1.45	8.81	10.06
BlackRock High Yield V.I.
2021	52,783	10.81	11.85	600,473	0.04	0.25	1.25	0.65	1.80
2020	53,535	10.74	11.81	601,932	0.05	0.25	1.45	2.38	3.60
2019	65,310	10.49	11.40	712,147	5.30	0.25	1.45	9.84	11.22
2018	63,784	9.55	10.25	629,384	4.65	0.25	1.45	(7.19)	(6.05)
2017	42,678	10.29	10.91	456,048	4.63	0.25	1.45	2.39	3.71

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BlackRock Large Cap Focus Growth V.I.
2021	4,281	29.70	29.70	127,380	—	1.25	1.25	12.63	12.63
2020	4,165	26.37	32.80	110,007	—	0.25	1.45	37.20	38.81
2019	5,567	19.22	23.63	107,140	—	0.25	1.45	26.53	28.15
2018	12,037	15.19	18.44	182,910	—	0.25	1.45	(1.68)	(0.54)
2017	10,666	15.45	18.54	164,888	—	0.25	1.45	23.60	25.10
BNY Mellon IP Small Cap Stock Index
2021	6,442	17.57	21.85	130,254	0.01	0.25	1.25	20.67	22.14
2020	7,757	14.56	18.17	130,624	0.01	0.25	1.45	5.74	7.07
2019	5,376	13.77	16.97	82,888	0.81	0.25	1.45	16.89	18.34
2018	4,670	11.78	14.34	60,624	1.20	0.25	1.45	(12.93)	(11.86)
2017	12,164	13.53	16.27	177,675	0.57	0.25	1.45	7.47	8.76
BNY Mellon IP Technology Growth
2021	7,527	32.39	36.66	245,094	—	0.25	1.25	7.72	9.04
2020	12,206	30.07	34.13	368,568	0.00	0.25	1.45	62.19	64.17
2019	11,190	18.54	20.79	207,472	—	0.25	1.45	20.08	21.51
2018	14,836	15.44	17.11	229,128	—	0.25	1.45	(5.62)	(4.47)
2017	11,996	16.36	17.91	196,226	—	0.25	1.45	36.11	37.88
Delaware Ivy VIP Asset Strategy (b)
2021	3,494	13.21	13.21	46,149	0.02	0.25	0.25	6.96	6.96
2020	3,428	10.85	12.59	42,353	0.02	0.25	1.45	8.94	10.25
2019	3,370	9.96	11.42	37,811	2.21	0.25	1.45	16.49	17.85
2018	3,316	8.55	9.69	31,628	1.96	0.25	1.45	(9.62)	(8.41)
2017	3,263	9.46	10.58	34,074	1.61	0.25	1.45	13.16	14.50
(b) Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Delaware Ivy VIP Balanced (b)
2021	4,048	14.29	17.76	61,163	0.01	0.25	1.25	10.95	12.26
2020	3,932	12.88	16.12	53,385	0.01	0.25	1.45	9.06	10.49
2019	3,817	11.81	14.59	47,351	1.75	0.25	1.45	16.82	18.14
2018	3,714	10.11	12.35	39,363	1.62	0.25	1.45	(7.50)	(6.30)
2017	3,613	10.93	13.18	41,292	1.61	0.25	1.45	6.53	7.77
Delaware Ivy VIP Energy (b)
2021	1,154	3.75	3.75	4,322	0.02	1.25	1.25	35.87	35.87
2020	1,058	2.62	2.76	2,916	0.01	0.25	1.45	(39.61)	(38.76)
2019	1,405	4.29	4.57	6,417	—	0.25	1.45	(1.08)	0.23
2018	1,343	4.29	4.62	6,199	—	0.25	1.45	(36.97)	(36.31)
2017	2,312	6.74	7.33	16,959	0.50	0.25	1.45	(16.51)	(15.47)
Delaware Ivy VIP Global Equity Income (b)
2021	825	13.31	13.31	10,987	0.02	1.25	1.25	11.85	11.85
2020	801	11.90	14.14	9,531	0.02	0.25	1.45	(1.41)	(0.14)
2019	777	12.07	14.16	9,375	2.82	0.25	1.45	17.87	19.19
2018	754	10.24	11.88	7,725	1.70	0.25	1.45	(15.58)	(14.53)
2017	732	12.13	13.90	8,876	1.24	0.25	1.45	10.57	11.92
Delaware Ivy VIP Global Growth (b)
2021	8,927	16.34	18.32	150,641	0.00	0.25	1.25	12.69	14.14
2020	8,668	14.50	16.36	129,300	0.00	0.25	1.45	15.35	16.69
2019	8,412	12.57	14.02	108,492	0.66	0.25	1.45	20.40	21.91
2018	8,164	10.44	11.50	87,165	0.23	0.25	1.45	(10.39)	(9.23)
2017	2,134	11.65	12.67	26,680	0.05	0.25	1.45	19.12	20.55

(b) Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Delaware Ivy VIP Growth (b)
2021	355	38.20	38.20	13,575	—	0.25	0.25	25.86	25.86
2020	346	24.24	30.93	10,524	—	0.25	1.45	24.82	26.35
2019	337	19.42	24.48	8,127	—	0.25	1.45	30.69	32.25
2018	328	14.86	18.51	5,997	0.03	0.25	1.45	(2.24)	(1.02)
2017	320	15.20	18.70	5,911	0.25	0.25	1.45	23.68	25.25
Delaware Ivy VIP High Income (b)
2021	5,629	10.40	13.20	67,607	0.06	0.25	1.25	1.46	2.72
2020	4,806	10.25	13.10	55,881	0.06	0.25	1.45	1.38	2.66
2019	5,651	10.11	12.76	63,132	6.63	0.25	1.45	6.31	7.59
2018	5,446	9.51	11.86	56,987	9.18	0.25	1.45	(6.40)	(5.20)
2017	5,044	10.16	12.51	58,024	10.76	0.25	1.45	2.01	3.22
Delaware Ivy VIP International Core Equity (b)
2021	3,610	11.73	11.73	42,353	0.01	1.25	1.25	9.22	9.22
2020	3,475	10.74	11.10	37,333	0.03	0.25	1.45	2.48	3.74
2019	9,529	10.48	10.70	100,052	1.56	0.25	1.45	13.54	14.93
2018	10,662	9.17	9.31	98,132	1.83	0.25	1.45	(21.38)	(20.50)
2017	9,802	11.55	11.74	114,350	0.71	0.25	1.45	17.75	19.25
Delaware Ivy VIP Limited-Term Bond (b)
2021	31,332	8.40	8.40	263,350	0.02	0.25	0.25	(3.67)	(3.67)
2020	31,749	8.29	8.89	277,028	0.03	0.25	1.45	(0.48)	0.79
2019	32,626	8.33	8.82	282,742	1.84	0.25	1.45	(0.24)	0.92
2018	32,859	8.35	8.74	282,808	0.17	0.25	1.45	(3.69)	(2.46)
2017	1,841	8.67	8.96	16,273	0.24	0.25	1.45	(3.02)	(1.86)

(b) Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Delaware Ivy VIP Mid Cap Growth (b)
2021	5,717	25.04	30.41	157,996	—	0.25	1.25	11.29	12.63
2020	5,048	22.50	27.51	123,403	—	0.25	1.45	42.50	44.26
2019	4,498	15.79	19.07	76,101	—	0.25	1.45	31.91	33.54
2018	4,366	11.97	14.28	55,741	—	0.25	1.45	(4.39)	(3.25)
2017	4,171	12.52	14.76	60,752	—	0.25	1.45	21.32	22.80
Delaware Ivy VIP Natural Resources (b)
2021	637	5.32	5.32	3,397	0.02	1.25	1.25	21.18	21.18
2020	620	4.39	4.76	2,729	0.01	0.25	1.45	(15.74)	(14.70)
2019	1,174	5.21	5.58	6,127	1.00	0.25	1.45	4.62	5.88
2018	1,141	4.98	5.27	5,688	0.32	0.25	1.45	(26.55)	(25.67)
2017	1,109	6.78	7.09	7,531	0.14	0.25	1.45	(1.60)	(0.42)
Delaware Ivy VIP Science And Technology (b)
2021	2,832	24.87	35.38	91,668	—	0.25	1.25	10.14	11.47
2020	3,378	22.58	31.74	99,487	—	0.25	1.45	29.47	31.05
2019	7,036	17.44	24.22	162,790	—	0.25	1.45	42.95	44.68
2018	7,500	12.20	16.74	115,572	—	0.25	1.45	(9.36)	(8.27)
2017	8,424	13.46	18.25	139,192	—	0.25	1.45	26.38	27.89
Delaware Ivy VIP Securian Real Estate Securities (b)
2021	—	15.68	20.36	—	—	0.25	1.25	37.42	39.14
2020	—	11.41	14.64	—	—	0.25	1.45	(7.39)	(6.21)
2019	280	12.32	15.61	3,448	1.63	0.25	1.45	19.03	20.45
2018	272	10.35	12.96	2,811	1.54	0.25	1.45	(9.69)	(8.60)
2017	264	11.46	14.18	3,021	1.28	0.25	1.45	0.79	2.01
(b) Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Delaware Ivy VIP Small Cap Growth (b)
2021	3,799	17.80	17.80	67,717	0.01	1.25	1.25	(0.50)	(0.50)
2020	3,692	17.89	19.03	66,174	—	0.25	1.45	31.64	33.26
2019	4,208	13.59	14.28	57,201	—	0.25	1.45	17.97	19.40
2018	4,490	11.52	11.96	51,713	0.48	0.25	1.45	(8.28)	(7.14)
2017	4,348	12.56	12.88	54,637	—	0.25	1.45	17.71	19.15
Delaware Ivy VIP Smid Cap Core (b)
2021	1,528	15.96	19.21	28,730	—	0.25	1.25	15.48	16.92
2020	1,680	13.82	16.74	27,109	—	0.25	1.45	2.37	3.59
2019	1,444	13.50	16.16	22,505	—	0.25	1.45	18.94	20.42
2018	1,595	11.35	13.42	20,753	0.20	0.25	1.45	(14.40)	(13.36)
2017	5,046	13.26	15.49	69,754	—	0.25	1.45	8.78	10.09
Dimensional VA Global Bond Portfolio
2021	1,467	7.67	8.32	11,413	0.01	0.25	1.65	(5.77)	(4.15)
2020	2,423	8.14	8.82	20,418	0.00	0.25	1.85	(3.33)	(1.78)
2019	10,400	8.42	8.98	91,603	2.69	0.25	1.85	(0.82)	0.90
2018	9,206	8.49	8.90	80,670	8.88	0.65	1.85	(3.08)	(1.98)
2017	259	8.76	9.08	2,326	1.76	0.65	1.85	(2.67)	(1.52)
Dimensional VA International Small Portfolio
2021	7,032	13.21	14.92	99,356	0.03	0.25	1.65	9.08	10.93
2020	6,046	12.11	13.66	77,040	0.02	0.25	1.85	4.22	5.89
2019	5,733	11.62	12.90	72,251	2.85	0.25	1.85	18.09	20.00
2018	5,255	9.84	10.75	55,408	1.20	0.65	1.85	(23.60)	(22.72)
2017	9,125	12.88	13.91	124,214	2.77	0.65	1.85	23.73	25.32

(b) Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Dimensional VA International Value Portfolio
2021	19,336	9.98	10.97	204,370	0.05	0.25	1.65	12.51	14.27
2020	15,244	8.87	9.74	145,097	0.02	0.25	1.85	(6.43)	(4.98)
2019	18,794	9.48	10.25	188,908	3.68	0.25	1.85	10.36	12.14
2018	17,464	8.59	9.14	157,045	2.71	0.65	1.85	(21.05)	(20.10)
2017	17,310	10.88	11.44	195,264	3.26	0.65	1.85	19.82	21.31
Dimensional VA Short-Term Fixed Portfolio
2021	1,003	7.71	7.71	7,716	—	0.25	0.25	(3.38)	(3.38)
2020	4,845	7.45	8.10	38,626	0.00	0.25	1.85	(4.24)	(2.64)
2019	9,142	7.78	8.32	74,931	2.28	0.25	1.85	(2.38)	(0.72)
2018	8,904	7.97	8.38	73,802	2.13	0.65	1.85	(3.04)	(1.87)
2017	4,010	8.22	8.54	33,932	1.02	0.65	1.85	(3.97)	(2.84)
Dimensional VA U.S. Large Value Portfolio
2021	62,879	15.51	19.28	1,169,141	0.02	0.25	1.65	20.98	22.96
2020	66,683	12.82	15.92	1,013,445	0.02	0.25	1.85	(6.08)	(4.50)
2019	76,410	13.65	16.67	1,246,169	2.24	0.25	1.85	19.84	21.68
2018	73,381	11.39	13.70	985,835	2.33	0.65	1.85	(16.31)	(15.28)
2017	71,392	13.61	16.17	1,129,871	1.94	0.65	1.85	13.42	14.84
Dimensional VA U.S. Targeted Value Portfolio
2021	13,896	15.63	19.87	218,774	0.03	0.25	1.65	33.02	35.17
2020	856	11.75	14.92	11,268	0.00	0.25	1.85	(0.93)	0.61
2019	8,024	11.86	14.83	96,316	2.53	0.25	1.85	16.73	18.64
2018	821	10.16	12.50	9,220	1.07	0.65	1.85	(19.87)	(18.88)
2017	804	12.68	15.41	11,212	0.88	0.65	1.85	4.53	5.84
DWS Core Equity VIP
2021	7,305	21.43	21.43	156,563	0.00	1.25	1.25	19.52	19.52
2020	7,090	17.93	23.21	127,158	0.01	0.25	1.45	10.61	11.96
2019	7,409	16.21	20.73	122,327	0.75	0.25	1.45	24.21	25.79
2018	8,099	13.05	16.48	108,938	1.81	0.25	1.45	(10.12)	(9.05)
2017	14,649	14.52	18.12	216,047	0.86	0.25	1.45	15.42	16.83

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
DWS Global Small Cap VIP
2021	6,654	11.83	11.83	78,733	0.00	1.25	1.25	9.64	9.64
2020	6,458	10.79	12.94	69,676	0.01	0.25	1.45	11.81	13.21
2019	6,266	9.65	11.43	60,458	—	0.25	1.45	15.85	17.23
2018	6,082	8.33	9.75	50,666	—	0.25	1.45	(24.20)	(23.29)
2017	7,757	10.99	12.71	85,267	—	0.25	1.45	14.36	15.76
DWS Small Mid Cap Value VIP
2021	927	15.61	15.61	14,465	—	0.25	0.25	25.89	25.89
2020	—	10.63	12.63	—	—	0.25	1.45	(5.43)	(4.32)
2019	—	11.24	13.20	—	—	0.25	1.45	15.76	17.13
2018	—	9.71	11.27	—	—	0.25	1.45	(20.02)	(18.98)
2017	—	12.14	13.91	—	—	0.25	1.45	5.38	6.59
Eaton Vance VT Floating-Rate Income
2021	5,656	9.71	9.71	54,937	0.03	0.25	0.25	0.31	0.31
2020	4,216	9.04	9.80	40,834	0.03	0.25	1.45	(2.48)	(1.31)
2019	4,762	9.27	9.93	46,742	4.34	0.25	1.45	2.43	3.65
2018	4,316	9.05	9.58	40,952	3.64	0.25	1.45	(4.44)	(3.23)
2017	5,731	9.47	9.90	56,316	3.58	0.25	1.45	(1.04)	0.10
Federated Hermes Fund for U.S. Government Securities II
2021	24,140	7.94	9.33	195,373	0.02	0.25	1.45	(6.37)	(5.09)
2020	24,144	8.48	10.11	208,076	0.03	0.25	1.45	0.57	1.92
2019	38,081	8.42	9.92	330,229	1.92	0.25	1.45	1.20	2.48
2018	77,710	8.32	9.68	652,963	2.20	0.25	1.45	(3.93)	(2.81)
2017	58,327	8.66	9.96	505,810	2.39	0.25	1.45	(2.61)	(1.29)
Federated Hermes High Income Bond II
2021	34,357	10.49	15.56	441,956	0.05	0.25	1.35	(0.10)	1.08
2020	35,080	10.50	15.56	453,982	0.05	0.25	1.45	0.86	2.15
2019	31,022	10.41	15.41	386,301	5.89	0.25	1.45	9.12	10.48
2018	30,875	9.54	14.11	351,889	5.91	0.25	1.45	(7.65)	(6.53)
2017	18,047	10.33	15.26	275,402	8.06	0.25	1.45	1.87	3.15

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP Balanced
2021	34,512	17.39	17.39	600,170	0.01	1.25	1.25	12.85	12.85
2020	30,359	15.41	18.11	467,925	0.01	0.25	1.45	16.74	18.21
2019	40,818	13.20	15.32	538,651	1.59	0.25	1.45	18.71	20.16
2018	40,917	11.12	12.75	454,850	1.44	0.25	1.45	(8.63)	(7.47)
2017	31,921	12.17	13.78	388,333	1.36	0.25	1.45	11.14	12.40
Fidelity® VIP Contrafund
2021	70,263	22.90	33.47	1,783,234	0.00	0.25	1.35	21.94	23.41
2020	70,068	18.78	27.42	1,485,519	0.00	0.25	1.45	24.54	26.09
2019	78,625	15.08	21.99	1,387,272	0.22	0.25	1.45	25.56	27.03
2018	84,284	12.01	17.50	1,176,201	0.44	0.25	1.45	(10.71)	(9.61)
2017	88,258	13.45	19.58	1,473,509	0.76	0.25	1.45	16.25	17.66
Fidelity® VIP Disciplined Small Cap
2021	2,521	15.83	20.94	47,310	0.00	0.25	1.25	15.21	16.53
2020	1,410	13.74	18.31	25,329	0.00	0.25	1.45	12.90	14.37
2019	1,370	12.17	16.01	21,540	0.82	0.25	1.45	18.04	19.39
2018	1,329	10.31	13.41	17,539	0.65	0.25	1.45	(17.06)	(16.03)
2017	1,290	12.43	15.97	20,319	0.50	0.25	1.45	2.14	3.37
Fidelity® VIP Emerging Markets
2021	15,499	13.52	13.95	213,737	0.02	0.25	1.25	(6.63)	(5.55)
2020	16,408	14.48	14.99	240,874	0.01	0.25	1.45	25.15	26.71
2019	13,730	11.57	11.83	159,809	1.42	0.25	1.45	23.48	25.05
2018	14,028	9.35	9.46	131,303	0.43	0.25	1.45	(21.72)	(20.84)
2017	20,640	11.83	11.97	246,463	0.64	0.25	1.45	40.66	42.43
Fidelity® VIP Growth & Income
2021	24,865	17.40	24.69	545,448	0.02	0.25	1.25	20.17	21.64
2020	19,914	14.48	20.30	377,403	0.02	0.25	1.45	2.91	4.10
2019	13,824	14.07	19.50	253,771	3.46	0.25	1.45	23.96	25.56
2018	13,420	11.35	15.53	196,826	0.21	0.25	1.45	(13.09)	(12.11)
2017	15,089	13.06	17.67	252,021	1.38	0.25	1.45	11.53	12.91

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP Growth Opportunities
2021	66,243	36.08	45.00	2,701,860	—	0.25	1.35	6.81	8.10
2020	64,911	33.78	42.78	2,461,025	—	0.25	1.45	60.86	62.85
2019	63,792	21.00	26.27	1,520,372	—	0.25	1.45	34.36	35.97
2018	55,534	15.63	19.32	992,317	0.09	0.25	1.45	7.35	8.60
2017	53,709	14.56	17.79	885,511	0.12	0.25	1.45	28.28	29.95
Fidelity® VIP High Income
2021	3,487	9.96	10.80	35,337	0.05	0.25	1.25	(0.20)	0.93
2020	3,385	9.98	10.86	34,316	0.04	0.25	1.45	(2.06)	(0.91)
2019	5,015	10.19	10.96	51,497	5.26	0.25	1.45	9.81	11.16
2018	4,864	9.28	9.86	45,439	5.35	0.25	1.45	(7.85)	(6.72)
2017	5,598	10.07	10.57	56,631	5.34	0.25	1.45	2.23	3.42
Fidelity® VIP Index 500
2021	102,551	22.22	25.79	2,427,037	0.01	0.25	1.40	22.69	24.17
2020	92,605	18.11	21.34	1,794,005	0.02	0.25	1.45	12.76	14.12
2019	86,107	16.06	18.70	1,482,883	1.99	0.25	1.45	25.27	26.87
2018	66,899	12.82	14.74	920,576	1.69	0.25	1.45	(8.88)	(7.82)
2017	86,242	14.07	15.99	1,290,172	1.42	0.25	1.45	16.18	17.57
Fidelity® VIP Investment Grade Bond
2021	95,114	9.20	11.03	961,992	0.02	0.25	1.35	(5.15)	(4.00)
2020	89,889	9.70	11.81	953,725	0.02	0.25	1.45	4.41	5.64
2019	81,720	9.29	11.18	831,654	2.56	0.25	1.45	4.62	5.97
2018	81,076	8.88	10.55	788,382	1.70	0.25	1.45	(5.13)	(4.00)
2017	80,810	9.36	10.99	825,550	1.94	0.25	1.45	(0.53)	0.64
Fidelity® VIP Mid Cap
2021	15,119	17.15	19.95	299,068	0.00	0.25	1.25	19.85	21.28
2020	26,739	14.31	16.76	413,741	0.00	0.25	1.45	12.68	14.09
2019	17,306	12.70	14.69	247,362	0.69	0.25	1.45	17.81	19.24
2018	18,197	10.78	12.32	216,530	0.47	0.25	1.45	(18.52)	(17.48)
2017	14,755	13.23	14.93	213,399	0.49	0.25	1.45	15.34	16.64

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP Overseas
2021	5,257	13.95	13.95	73,333	0.00	1.25	1.25	14.25	14.25
2020	5,073	12.21	13.23	61,974	0.00	0.25	1.45	10.30	11.65
2019	4,972	11.07	11.85	55,065	1.59	0.25	1.45	21.92	23.44
2018	4,787	9.08	9.60	43,482	1.41	0.25	1.45	(18.78)	(17.81)
2017	4,611	11.18	11.68	51,551	1.32	0.25	1.45	24.36	25.86
Fidelity® VIP Real Estate
2021	17,169	13.86	18.14	295,978	0.01	0.25	1.25	32.63	34.27
2020	18,369	10.45	13.77	237,534	0.02	0.25	1.45	(10.84)	(9.76)
2019	18,941	11.72	15.26	274,578	1.63	0.25	1.45	17.55	19.03
2018	18,732	9.97	12.82	228,781	3.09	0.25	1.45	(10.50)	(9.46)
2017	13,162	11.14	14.16	175,151	1.65	0.25	1.45	(0.80)	0.50
Fidelity® VIP Strategic Income
2021	17,860	9.80	9.80	174,988	0.03	1.25	1.25	(1.01)	(1.01)
2020	15,665	9.90	11.10	155,000	0.03	0.25	1.45	2.48	3.74
2019	16,739	9.66	10.70	162,987	3.45	0.25	1.45	5.81	7.11
2018	13,624	9.13	9.99	124,834	3.05	0.25	1.45	(7.03)	(5.93)
2017	17,710	9.82	10.62	175,409	3.92	0.25	1.45	2.83	4.12
Franklin DynaTech VIP (b)
2021	880	25.00	28.98	25,500	—	0.25	1.25	11.11	12.46
2020	3,818	22.50	26.26	88,742	—	0.25	1.45	38.55	40.20
2019	2,990	16.24	18.73	48,515	—	0.25	1.45	25.41	26.98
2018	9,861	12.95	14.75	127,655	—	0.25	1.45	(1.37)	(0.14)
2017	—	13.13	14.77	—	—	0.25	1.45	21.46	22.88

(b)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Franklin Growth and Income VIP Fund
2021	14,817	16.78	21.81	281,682	0.02	0.25	1.25	19.86	21.23
2020	14,381	14.00	18.33	226,823	0.03	0.25	1.45	0.86	2.17
2019	15,441	13.88	17.94	243,166	2.39	0.25	1.45	20.17	21.63
2018	13,541	11.55	14.75	174,277	2.51	0.25	1.45	(8.77)	(7.64)
2017	13,140	12.66	15.97	184,402	5.71	0.25	1.45	10.86	12.15
Franklin Income VIP Fund
2021	20,603	11.55	13.67	239,942	0.04	0.25	1.25	11.70	13.07
2020	17,894	10.34	12.32	186,675	0.05	0.25	1.45	(3.72)	(2.53)
2019	17,388	10.74	12.64	188,258	5.46	0.25	1.45	11.07	12.36
2018	16,907	9.67	11.25	164,840	5.18	0.25	1.45	(8.51)	(7.41)
2017	14,808	10.57	12.15	157,797	4.40	0.25	1.45	4.86	6.11
Franklin Large Cap Growth VIP Fund
2021	724	24.79	24.79	17,943	—	1.25	1.25	10.23	10.23
2020	—	22.49	28.48	—	—	0.25	1.45	38.31	40.02
2019	—	16.26	20.34	—	—	0.25	1.45	28.74	30.30
2018	—	12.63	15.61	—	—	0.25	1.45	(5.82)	(4.64)
2017	—	13.41	16.37	—	—	0.25	1.45	22.58	24.02
Franklin Mutual Global Discovery VIP Fund
2021	8,489	11.68	14.52	117,000	0.02	0.25	1.25	13.95	15.33
2020	14,959	10.25	12.82	183,281	0.02	0.25	1.45	(8.65)	(7.57)
2019	15,365	11.22	13.87	204,396	1.67	0.25	1.45	18.98	20.40
2018	14,911	9.43	11.52	165,278	2.14	0.25	1.45	(15.12)	(14.09)
2017	19,005	11.11	13.41	247,142	1.65	0.25	1.45	3.93	5.18
Franklin Mutual Shares VIP Fund
2021	4,620	12.07	15.32	68,370	0.03	0.25	1.25	13.98	15.36
2020	3,776	10.59	13.53	50,135	0.02	0.25	1.45	(9.18)	(8.08)
2019	3,667	11.66	14.72	53,038	1.77	0.25	1.45	17.19	18.61
2018	4,145	9.95	12.41	49,299	3.28	0.25	1.45	(13.02)	(11.99)
2017	2,364	11.44	14.10	31,466	3.34	0.25	1.45	3.62	4.91

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Franklin Rising Dividends VIP Fund
2021	21,634	19.91	26.89	525,728	0.01	0.25	1.25	21.33	22.73
2020	13,987	16.41	22.33	279,536	0.01	0.25	1.45	10.88	12.27
2019	13,573	14.80	19.89	242,743	1.28	0.25	1.45	23.64	25.09
2018	13,174	11.97	15.90	189,242	1.10	0.25	1.45	(9.25)	(8.09)
2017	18,637	13.19	17.30	278,074	1.22	0.25	1.45	15.30	16.66
Franklin Small Cap Value VIP Fund
2021	29,085	15.27	19.50	511,740	0.01	0.25	1.25	19.86	21.42
2020	32,166	12.74	16.37	462,484	0.01	0.25	1.45	0.55	1.80
2019	41,808	12.67	16.08	582,393	0.86	0.25	1.45	20.90	22.37
2018	28,762	10.48	13.14	343,329	0.81	0.25	1.45	(16.69)	(15.72)
2017	22,597	12.58	15.59	330,302	0.50	0.25	1.45	5.80	7.15
Franklin Small-Mid Cap Growth VIP Fund
2021	19,565	21.99	49.84	515,122	—	0.25	1.45	5.21	6.50
2020	23,765	20.90	47.92	587,532	—	0.25	1.45	48.33	50.13
2019	13,776	14.09	31.92	227,540	—	0.25	1.45	25.69	27.27
2018	13,698	11.21	25.08	180,056	—	0.25	1.45	(9.54)	(8.40)
2017	32,625	12.39	27.38	474,734	—	0.25	1.45	16.10	17.51
Franklin Strategic Income VIP Fund
2021	4,014	8.68	8.68	34,823	0.03	1.25	1.25	(2.25)	(2.25)
2020	3,896	8.88	10.24	34,607	0.05	0.25	1.45	(1.11)	0.20
2019	3,781	8.98	10.22	33,951	5.13	0.25	1.45	3.34	4.61
2018	3,669	8.69	9.77	31,881	2.73	0.25	1.45	(6.46)	(5.33)
2017	3,560	9.29	10.32	33,057	5.85	0.25	1.45	1.28	1.28
Franklin U.S. Government Securities VIP Fund
2021	37,528	7.85	8.28	307,387	0.02	0.25	1.25	(6.10)	(4.94)
2020	36,475	8.36	8.88	315,157	0.02	0.25	1.45	(0.71)	0.57
2019	18,537	8.42	8.83	158,489	2.90	0.25	1.45	0.60	1.85
2018	17,988	8.37	8.67	152,058	2.58	0.25	1.45	(4.01)	(2.91)
2017	13,184	8.72	8.93	115,593	2.70	0.25	1.45	(3.11)	(1.87)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Goldman Sachs VIT Growth Opportunities
2021	16,055	21.51	27.50	420,191	—	0.25	1.25	6.64	7.89
2020	15,997	20.17	25.97	389,287	—	0.25	1.45	37.96	39.70
2019	11,773	14.62	18.59	205,873	—	0.25	1.45	28.25	29.82
2018	11,441	11.40	14.32	154,723	—	0.25	1.45	(8.51)	(7.43)
2017	6,774	12.46	15.47	99,340	—	0.25	1.45	21.44	22.88
Goldman Sachs VIT High Quality Floating Rate
2021	20,834	7.30	8.07	167,515	0.00	0.25	1.25	(4.33)	(3.12)
2020	22,092	7.63	8.49	183,646	0.01	0.25	1.45	(3.78)	(2.64)
2019	25,061	7.93	8.72	213,419	2.11	0.25	1.45	(2.46)	(1.25)
2018	24,521	8.13	8.83	212,019	1.88	0.25	1.45	(2.98)	(1.78)
2017	24,244	8.38	8.99	213,964	1.05	0.25	1.45	(2.90)	(1.75)
Goldman Sachs VIT International Equity Insights
2021	1,091	11.35	11.35	12,410	0.03	0.25	0.25	8.20	8.20
2020	1,061	9.60	10.69	11,149	0.01	0.25	1.45	1.91	3.09
2019	1,742	9.42	10.37	17,747	4.18	0.25	1.45	13.09	14.46
2018	—	8.33	9.06	—	—	0.25	1.45	(20.21)	(19.18)
2017	—	10.44	11.21	—	—	0.25	1.45	20.69	22.11
Goldman Sachs VIT Mid Cap Value
2021	10,447	15.98	15.98	166,842	0.00	1.25	1.25	24.84	24.84
2020	8,626	12.80	16.34	110,291	0.00	0.25	1.45	3.48	4.68
2019	8,370	12.37	15.61	103,435	0.59	0.25	1.45	25.46	27.01
2018	8,123	9.86	12.29	80,012	0.57	0.25	1.45	(14.56)	(13.57)
2017	7,883	11.54	14.22	90,921	0.50	0.25	1.45	5.97	7.32
Goldman Sachs VIT Small Cap Equity Insights
2021	—	16.43	21.42	—	—	0.25	1.25	18.20	19.60
2020	—	13.90	17.91	—	—	0.25	1.45	3.58	4.86
2019	907	13.42	17.08	15,222	0.41	0.25	1.45	19.08	20.54
2018	—	11.27	14.17	—	—	0.25	1.45	(12.77)	(11.71)
2017	—	12.92	16.05	—	—	0.25	1.45	6.34	7.65

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF All Cap Value
2021	6,537	15.51	29.06	118,918	0.04	1.10	1.25	21.46	21.90
2020	44,086	12.77	26.45	995,027	0.02	0.25	1.45	(2.59)	(1.42)
2019	49,416	13.11	26.83	1,149,575	0.37	0.25	1.45	18.32	19.78
2018	4,420	11.08	22.40	90,824	1.38	0.25	1.45	(14.51)	(13.48)
2017	18,081	12.96	25.89	308,910	1.36	0.25	1.45	9.74	11.12
Guggenheim VIF Floating Rate Strategies
2021	18,004	8.92	9.66	161,741	0.02	0.25	1.25	(1.98)	(0.72)
2020	17,472	9.10	9.88	159,940	0.06	0.25	1.45	(4.41)	(3.14)
2019	17,515	9.52	10.20	167,794	5.39	0.25	1.45	2.92	4.08
2018	18,231	9.25	9.80	170,788	2.40	0.25	1.45	(5.13)	(3.92)
2017	21,627	9.75	10.20	211,307	3.23	0.25	1.45	(1.02)	0.10
Guggenheim VIF Global Managed Futures Strategy
2021	11,133	4.92	7.28	58,144	—	0.25	1.25	(3.58)	(2.19)
2020	11,120	5.03	7.55	59,470	0.06	0.25	1.45	(1.82)	(0.77)
2019	11,647	5.07	7.69	62,885	0.95	0.25	1.45	3.36	4.64
2018	11,316	4.86	7.44	58,590	—	0.25	1.45	(12.98)	(11.90)
2017	10,365	5.53	8.55	61,182	2.69	0.25	1.45	4.01	5.23
Guggenheim VIF High Yield
2021	2,642	10.34	11.93	28,766	0.05	0.25	1.25	0.88	1.97
2020	2,590	10.25	11.92	27,847	0.05	0.25	1.45	0.10	1.36
2019	4,143	10.24	11.76	45,771	5.45	0.25	1.45	6.78	8.09
2018	9,077	9.59	10.88	95,465	7.66	0.25	1.45	(8.32)	(7.17)
2017	9,133	10.46	11.72	103,914	4.91	0.25	1.45	1.65	2.81
Guggenheim VIF Large Cap Value
2021	16,164	27.13	27.13	438,449	0.02	1.10	1.10	21.93	21.93
2020	12,872	12.89	24.68	286,322	0.03	0.25	1.45	(2.27)	(1.08)
2019	10,639	13.19	24.95	228,255	6.45	0.25	1.45	16.52	17.91
2018	7,774	11.32	21.16	153,693	2.17	0.25	1.45	(13.52)	(12.42)
2017	3,893	13.09	24.16	90,122	1.12	0.25	1.45	10.74	12.11

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Long Short Equity
2021	10,156	10.05	10.49	103,524	0.01	0.25	1.30	18.40	19.93
2020	9,899	8.38	8.86	84,614	0.01	0.25	1.45	0.34	1.53
2019	11,365	8.26	8.83	96,224	0.53	0.25	1.45	0.91	2.17
2018	10,579	8.11	8.75	87,890	—	0.25	1.45	(16.75)	(15.74)
2017	12,199	9.64	10.51	121,086	0.35	0.25	1.45	9.82	11.17
Guggenheim VIF Multi-Hedge Strategies
2021	41,952	6.26	8.72	295,762	—	0.25	1.30	3.32	4.58
2020	28,377	6.05	8.44	201,840	0.01	0.25	1.45	2.80	4.04
2019	28,942	5.88	8.21	198,277	2.50	0.25	1.45	0.37	1.67
2018	30,788	5.84	8.18	209,661	—	0.25	1.45	(9.21)	(8.23)
2017	39,983	6.43	9.01	296,292	—	0.25	1.45	(0.88)	0.42
Guggenheim VIF Small Cap Value
2021	2,073	19.62	35.43	52,074	0.01	0.25	1.10	21.13	22.18
2020	2,192	10.24	29.25	46,708	0.01	0.25	1.45	(5.27)	(4.18)
2019	2,461	10.81	30.78	57,640	0.78	0.25	1.45	17.25	18.68
2018	2,396	9.22	26.16	46,700	0.23	0.25	1.45	(16.49)	(15.49)
2017	4,749	11.04	31.22	123,308	0.26	0.25	1.45	(0.81)	0.41
Guggenheim VIF SMid Cap Value
2021	1,108	30.71	33.56	34,545	0.02	0.25	1.10	18.80	19.81
2020	1,078	12.22	28.68	28,264	0.01	0.25	1.45	(0.24)	0.95
2019	1,596	12.25	28.41	42,996	0.85	0.25	1.45	21.17	22.67
2018	2,826	10.11	23.16	47,153	0.69	0.25	1.45	(16.79)	(15.78)
2017	2,449	12.15	27.50	47,325	0.39	0.25	1.45	8.77	10.09
Guggenheim VIF StylePlus Large Core
2021	908	26.90	26.90	24,439	0.01	0.25	0.25	24.36	24.36
2020	1,008	18.68	21.96	21,799	0.02	0.25	1.45	13.56	14.97
2019	993	16.45	19.10	18,714	2.16	0.25	1.45	24.34	25.82
2018	978	13.23	15.18	14,680	1.70	0.25	1.45	(10.67)	(9.54)
2017	964	14.81	16.78	16,016	1.18	0.25	1.45	16.89	18.25

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF StylePlus Large Growth
2021	1,945	30.47	34.31	61,589	0.01	0.25	1.25	22.22	23.68
2020	1,896	24.93	28.26	48,961	0.01	0.25	1.45	31.84	33.43
2019	1,849	18.91	21.18	36,091	1.96	0.25	1.45	28.12	29.62
2018	1,873	14.76	16.34	28,516	2.38	0.25	1.45	(7.87)	(6.68)
2017	1,024	16.02	17.51	17,690	1.99	0.25	1.45	24.48	25.88
Guggenheim VIF StylePlus Mid Growth
2021	721	45.01	45.01	32,611	0.00	1.10	1.10	9.12	9.12
2020	1,193	20.16	45.75	49,352	0.01	0.25	1.45	26.32	27.86
2019	2,517	15.96	35.78	82,177	1.07	0.25	1.45	26.97	28.47
2018	2,472	12.57	27.85	63,349	1.57	0.25	1.45	(11.23)	(10.07)
2017	3,292	14.16	30.97	94,532	1.02	0.25	1.45	19.29	20.65
Guggenheim VIF StylePlus Small Growth
2021	—	23.05	23.05	—	—	0.25	0.25	3.13	3.13
2020	—	18.14	22.69	—	—	0.25	1.45	26.06	27.62
2019	11,594	14.39	17.78	166,970	—	0.25	1.45	20.22	21.70
2018	—	11.97	14.61	—	—	0.25	1.45	(14.26)	(13.19)
2017	—	13.96	16.83	—	—	0.25	1.45	17.11	18.44
Guggenheim VIF Total Return Bond
2021	42,506	10.52	11.22	459,877	0.02	0.25	1.25	(4.80)	(3.61)
2020	40,026	11.05	11.81	451,702	0.02	0.25	1.45	9.19	10.48
2019	46,661	10.12	10.69	478,346	2.65	0.25	1.45	—	1.14
2018	46,183	10.12	10.57	472,668	4.51	0.25	1.45	(3.34)	(2.04)
2017	31,535	10.47	10.79	333,587	3.77	0.25	1.45	2.15	3.25
Guggenheim VIF World Equity Income
2021	4,032	16.31	16.31	65,825	0.01	1.10	1.10	16.83	16.83
2020	4,276	10.55	13.96	59,762	0.03	0.25	1.45	1.99	3.24
2019	4,763	10.23	13.64	65,011	2.90	0.25	1.45	16.07	17.45
2018	5,295	8.72	11.71	62,017	2.41	0.25	1.45	(12.17)	(11.04)
2017	9,525	9.83	13.29	127,085	2.16	0.25	1.45	10.05	11.30

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco Oppenheimer V.I. International Growth Fund
2021	36,430	12.42	15.07	540,505	—	0.25	1.25	5.34	6.58
2020	37,079	11.79	14.40	516,893	0.01	0.25	1.45	15.70	17.07
2019	27,687	10.19	12.30	333,187	0.71	0.25	1.45	22.48	23.87
2018	27,032	8.32	9.93	263,223	0.67	0.25	1.45	(23.11)	(22.12)
2017	29,470	10.82	12.75	362,139	1.07	0.25	1.45	20.89	22.36
Invesco V.I. American Franchise Series I
2021	4,551	19.16	19.16	87,501	—	1.45	1.45	7.04	7.04
2020	4,920	17.90	17.90	87,960	0.00	1.45	1.45	36.12	36.12
2019	6,578	13.15	16.54	86,431	—	0.25	1.45	30.85	32.43
2018	5,456	10.05	12.49	54,791	—	0.25	1.45	(7.88)	(6.72)
2017	7,331	10.91	13.39	79,902	0.08	0.25	1.45	21.76	23.30
Invesco V.I. American Value
2021	1,094	13.24	13.24	14,484	0.00	1.25	1.25	22.03	22.03
2020	202	10.85	14.51	2,194	0.01	0.25	1.45	(3.56)	(2.42)
2019	196	11.25	14.87	2,206	0.12	0.25	1.45	19.30	20.80
2018	1,375	9.43	12.31	12,957	0.28	0.25	1.45	(16.70)	(15.68)
2017	2,553	11.32	14.60	28,890	0.59	0.25	1.45	4.91	6.18
Invesco V.I. Balanced-Risk Allocation
2021	2,865	11.95	11.95	34,234	0.03	0.25	0.25	5.75	5.75
2020	2,725	10.56	11.44	30,787	0.07	0.25	1.45	5.18	6.42
2019	2,586	10.04	10.75	27,479	—	0.25	1.45	9.85	11.17
2018	2,414	9.14	9.67	23,107	1.23	0.25	1.45	(10.74)	(9.63)
2017	2,687	10.24	10.70	28,424	3.79	0.25	1.45	5.03	6.26
Invesco V.I. Comstock
2021	6,430	15.29	15.29	98,324	0.03	1.25	1.25	27.31	27.31
2020	—	12.01	16.45	—	—	0.25	1.45	(5.43)	(4.25)
2019	—	12.70	17.18	—	—	0.25	1.45	19.47	20.90
2018	—	10.63	14.21	—	—	0.25	1.45	(16.23)	(15.16)
2017	—	12.69	16.75	—	—	0.25	1.45	12.50	13.79

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Core Equity
2021	3,395	20.41	20.41	69,279	0.00	0.25	0.25	23.32	23.32
2020	3,295	13.03	16.55	54,523	0.02	0.25	1.45	8.58	9.89
2019	206	12.00	15.06	3,058	0.18	0.25	1.45	23.08	24.57
2018	200	9.75	12.09	2,387	—	0.25	1.45	(13.56)	(12.52)
2017	584	11.28	13.82	7,970	1.56	0.25	1.45	7.94	9.25
Invesco V.I. Discovery Mid Cap Growth (b)
2021	415	21.87	21.87	9,076	—	1.25	1.25	13.67	13.67
2020	—	19.24	22.12	—	—	0.25	1.45	33.80	35.46
2019	—	14.38	16.33	—	—	0.25	1.45	28.16	29.71
2018	—	11.22	12.59	—	—	0.25	1.45	(9.95)	(8.90)
2017	—	12.46	13.82	—	—	0.25	1.45	16.78	18.22
Invesco V.I. Equity and Income (c)
2021	5,713	13.83	13.83	79,021	0.02	1.25	1.25	13.18	13.18
2020	4,178	12.22	15.37	51,041	0.02	0.25	1.45	4.80	6.15
2019	5,602	11.66	14.48	65,283	2.36	0.25	1.45	14.88	16.21
2018	5,609	10.15	12.46	56,949	2.06	0.25	1.45	(13.69)	(12.62)
2017	5,638	11.76	14.26	66,316	2.31	0.25	1.45	5.95	7.22
Invesco V.I. Global (b)
2021	7,621	18.44	21.93	155,884	—	0.25	1.25	10.16	11.49
2020	7,423	16.74	20.05	136,808	0.00	0.25	1.45	21.75	23.23
2019	12,167	13.75	16.27	176,581	0.65	0.25	1.45	25.69	27.31
2018	11,842	10.94	12.78	136,169	0.90	0.25	1.45	(17.12)	(16.20)
2017	9,804	13.20	15.25	133,529	0.61	0.25	1.45	30.31	32.03

(b)	Name change. See Note 1.
(c)	Merger. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Global Real Estate
2021	3,124	13.36	13.36	41,732	0.03	0.25	0.25	21.45	21.45
2020	2,964	9.04	11.21	32,602	0.03	0.25	1.45	(16.37)	(15.40)
2019	4,966	10.81	13.25	64,634	4.85	0.25	1.45	17.25	18.73
2018	2,585	9.22	11.16	28,393	3.75	0.25	1.45	(10.40)	(9.34)
2017	2,509	10.29	12.31	30,451	3.12	0.25	1.45	7.86	9.13
Invesco V.I. Global Strategic Income (b)
2021	15,028	8.21	9.01	124,630	0.04	0.25	1.25	(7.75)	(6.73)
2020	13,608	8.90	9.84	122,269	0.05	0.25	1.45	(1.44)	(0.30)
2019	13,249	9.03	9.87	120,688	3.43	0.25	1.45	5.74	7.05
2018	12,907	8.54	9.22	111,011	4.55	0.25	1.45	(8.66)	(7.52)
2017	12,573	9.35	9.97	118,322	1.99	0.25	1.45	1.41	2.57
Invesco V.I. Government Securities
2021	281	7.50	7.50	2,112	0.02	1.30	1.30	(6.60)	(6.60)
2020	346	8.03	9.33	2,776	0.05	0.25	1.45	1.30	2.53
2019	772	7.91	9.10	6,110	3.70	0.25	1.45	1.20	2.36
2018	2,549	7.81	8.89	19,912	0.51	0.25	1.45	(4.13)	(2.95)
2017	1,419	8.13	9.16	11,983	1.74	0.25	1.45	(2.68)	(1.51)
Invesco V.I. Health Care
2021	1,615	16.42	16.42	26,615	—	1.25	1.25	7.18	7.18
2020	1,572	15.32	22.28	24,174	0.00	0.25	1.45	9.19	10.52
2019	3,309	14.03	20.16	56,805	—	0.25	1.45	26.40	27.92
2018	3,221	11.10	15.76	43,461	—	0.25	1.45	(3.73)	(2.60)
2017	4,824	11.53	16.18	55,606	0.08	0.25	1.45	10.44	11.89

(b)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. International Growth
2021	36,583	11.43	12.28	421,278	0.01	0.25	1.25	1.01	2.25
2020	51,255	11.28	12.34	580,919	0.02	0.25	1.45	8.71	10.08
2019	68,620	10.35	11.21	716,475	1.26	0.25	1.45	22.72	24.14
2018	75,151	8.42	9.03	637,662	1.60	0.25	1.45	(18.96)	(17.91)
2017	97,601	10.35	11.00	1,016,133	1.23	0.25	1.45	17.45	18.79
Invesco V.I. Main Street Mid Cap Fund® (b)
2021	2,084	15.73	17.31	34,176	0.00	0.25	1.20	17.83	18.97
2020	25,832	12.16	14.95	346,024	0.01	0.25	1.45	4.11	5.43
2019	14,933	11.68	14.18	193,526	0.29	0.25	1.45	19.67	20.99
2018	7,449	9.76	11.72	80,705	0.12	0.25	1.45	(15.50)	(14.39)
2017	6,655	11.55	13.69	85,029	0.32	0.25	1.45	9.69	10.94
Invesco V.I. Main Street Small Cap Fund® (b)
2021	38,170	17.87	22.60	810,007	0.00	0.25	1.25	16.95	18.32
2020	39,343	15.28	19.62	709,617	0.00	0.25	1.45	14.37	15.75
2019	50,376	13.36	16.95	788,213	—	0.25	1.45	20.69	22.12
2018	49,134	11.07	13.88	633,994	0.07	0.25	1.45	(14.45)	(13.41)
2017	46,641	12.94	16.03	700,509	0.50	0.25	1.45	8.92	10.32
Invesco V.I. Managed Volatility (c)
2021	—	11.02	11.02	—	0.04	1.45	1.45	6.17	6.17
2020	1,989	10.38	13.54	20,657	0.02	0.25	1.45	(6.06)	(4.92)
2019	2,062	11.05	14.24	22,794	1.13	0.25	1.45	13.10	14.47
2018	2,130	9.77	12.44	20,804	1.50	0.25	1.45	(15.12)	(14.09)
2017	2,193	11.51	14.48	25,250	2.14	0.25	1.45	5.50	6.78

(b)	Name change. See Note 1.
(c)	Merger. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. S&P 500 Index
2021	818	21.67	21.67	17,730	0.02	1.25	1.25	22.36	22.36
2020	—	17.71	21.41	—	—	0.25	1.45	12.52	13.88
2019	2,490	15.74	18.80	46,172	1.24	0.25	1.45	24.92	26.43
2018	2,417	12.60	14.87	35,508	1.46	0.25	1.45	(9.22)	(8.10)
2017	2,036	13.88	16.18	32,624	1.05	0.25	1.45	15.76	17.16
Invesco V.I. Small Cap Equity
2021	3,817	15.39	19.05	63,099	—	0.25	1.25	14.85	16.30
2020	3,984	13.40	16.69	57,665	0.00	0.25	1.45	21.38	22.72
2019	4,856	11.04	13.60	59,138	—	0.25	1.45	20.79	22.30
2018	4,914	9.14	11.12	49,445	—	0.25	1.45	(18.97)	(17.99)
2017	5,378	11.28	13.56	67,038	—	0.25	1.45	8.78	10.15
Janus Henderson VIT Enterprise
2021	14,416	23.55	30.38	356,532	0.00	0.25	1.25	11.51	12.81
2020	14,472	21.12	27.44	321,361	—	0.25	1.45	13.98	15.34
2019	20,096	18.53	23.79	386,526	0.06	0.25	1.45	29.22	30.86
2018	17,429	14.34	18.18	261,550	0.09	0.25	1.45	(4.97)	(3.86)
2017	9,870	15.09	18.91	162,012	0.15	0.25	1.45	21.50	23.03
Janus Henderson VIT Forty
2021	320	30.18	30.18	9,665	—	1.25	1.25	17.25	17.25
2020	4,499	25.74	33.51	115,702	0.00	0.25	1.45	32.95	34.58
2019	2,179	19.36	24.90	42,122	0.03	0.25	1.45	30.90	32.52
2018	1,321	14.79	18.79	21,110	—	0.25	1.45	(2.76)	(1.57)
2017	875	15.21	19.09	13,308	—	0.25	1.45	24.37	25.84
Janus Henderson VIT Mid Cap Value
2021	9,277	16.32	16.32	151,142	0.00	0.25	0.25	15.66	15.66
2020	7,741	12.00	14.38	109,059	0.01	0.25	1.45	(5.51)	(4.39)
2019	7,356	12.70	15.04	108,517	1.09	0.25	1.45	24.39	25.86
2018	6,860	10.21	11.95	80,707	0.94	0.25	1.45	(17.59)	(16.55)
2017	2,917	12.39	14.32	41,218	1.22	0.25	1.45	8.68	9.98

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Janus Henderson VIT Overseas
2021	6,594	8.35	10.63	65,880	0.01	0.25	1.25	8.36	9.72
2020	5,120	7.61	9.81	49,099	0.01	0.25	1.45	10.97	12.32
2019	4,970	6.78	8.84	42,917	1.84	0.25	1.45	21.10	22.56
2018	4,825	5.54	7.30	34,349	1.43	0.25	1.45	(18.80)	(17.81)
2017	1,388	6.76	8.99	11,407	1.63	0.25	1.45	25.03	26.62
Janus Henderson VIT Research
2021	2,773	24.42	30.74	80,296	0.00	0.25	1.25	14.81	16.22
2020	11,398	21.27	26.96	297,563	0.00	0.25	1.45	26.76	28.32
2019	11,536	16.78	21.01	235,260	0.22	0.25	1.45	29.38	30.90
2018	13,056	12.97	16.05	204,242	0.38	0.25	1.45	(7.09)	(5.92)
2017	426	13.96	17.06	7,176	0.25	0.25	1.45	22.03	23.44
JPMorgan Insurance Trust Core Bond Portfolio
2021	12,929	8.69	9.21	116,768	0.02	0.25	1.25	(5.95)	(4.76)
2020	10,914	9.24	9.82	103,714	0.01	0.25	1.45	3.01	4.25
2019	17,600	8.97	9.42	160,034	3.04	0.25	1.45	3.22	4.43
2018	27,439	8.69	9.02	239,754	2.16	0.25	1.45	(4.61)	(3.43)
2017	24,122	9.11	9.34	220,519	1.60	0.25	1.45	(1.19)	(1.19)
JPMorgan Insurance Trust Small Cap Core Portfolio
2021	3,661	16.53	16.53	60,536	0.00	1.25	1.25	15.84	15.84
2020	3,564	14.27	17.88	50,887	0.01	0.25	1.45	8.35	9.69
2019	13,006	13.17	16.30	197,396	0.20	0.25	1.45	18.86	20.30
2018	14,324	11.08	13.55	178,861	0.08	0.25	1.45	(16.06)	(15.05)
2017	12,673	13.20	15.95	186,451	0.12	0.25	1.45	10.00	11.30
Lord Abbett Series Bond-Debenture VC
2021	41,834	10.84	12.83	472,128	0.03	0.25	1.25	(1.19)	(0.08)
2020	40,818	10.97	13.08	464,715	0.03	0.25	1.45	2.62	3.89
2019	47,569	10.69	12.59	526,195	3.83	0.25	1.45	8.42	9.76
2018	50,809	9.86	11.47	522,998	5.01	0.25	1.45	(8.28)	(7.13)
2017	37,050	10.75	12.35	422,766	4.51	0.25	1.45	4.47	5.74

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Lord Abbett Series Developing Growth VC
2021	5,319	22.44	29.84	132,822	—	0.25	1.25	(6.97)	(5.87)
2020	5,177	24.12	32.30	138,287	—	0.25	1.45	64.98	67.10
2019	5,035	14.62	19.33	81,126	—	0.25	1.45	26.03	27.59
2018	4,897	11.60	15.15	62,342	—	0.25	1.45	0.35	1.47
2017	1,471	11.56	14.93	21,670	—	0.25	1.45	24.30	25.78
Lord Abbett Series Growth and Income VC
2021	6,161	15.70	15.70	96,686	0.01	1.25	1.25	23.43	23.43
2020	6,001	12.72	15.79	76,311	0.01	0.25	1.45	(1.78)	(0.63)
2019	9,377	12.95	15.89	121,452	1.72	0.25	1.45	17.09	18.58
2018	9,132	11.06	13.40	100,958	1.46	0.25	1.45	(12.15)	(11.08)
2017	8,893	12.59	15.07	111,925	1.93	0.25	1.45	8.44	9.76
Lord Abbett Series Growth Opportunities VC
2021	2,358	23.90	23.90	56,358	—	0.25	0.25	3.06	3.06
2020	2,594	20.36	23.63	60,162	—	0.25	1.45	33.25	34.95
2019	1,486	15.28	17.51	25,581	—	0.25	1.45	30.49	31.95
2018	1,443	11.71	13.27	18,844	—	0.25	1.45	(7.14)	(5.95)
2017	1,400	12.61	14.11	19,493	—	0.25	1.45	17.52	18.97
Lord Abbett Series Total Return VC
2021	15,173	10.32	10.32	156,646	0.02	0.25	0.25	(3.46)	(3.46)
2020	16,008	9.52	10.89	171,156	0.02	0.25	1.45	2.70	3.91
2019	30,032	9.27	10.48	309,119	2.70	0.25	1.45	3.69	5.01
2018	29,380	8.94	9.98	288,740	3.34	0.25	1.45	(5.40)	(4.22)
2017	25,607	9.45	10.42	263,223	2.63	0.25	1.45	(0.63)	0.58
MFS® VIT Emerging Markets Equity
2021	4,633	8.82	8.82	40,858	0.00	0.25	0.25	(10.00)	(10.00)
2020	4,537	9.80	10.30	44,462	0.02	0.25	1.45	5.42	6.76
2019	5,441	9.19	9.77	49,995	0.44	0.25	1.45	14.94	16.35
2018	4,351	7.91	8.50	34,439	0.12	0.25	1.45	(17.87)	(16.82)
2017	4,222	9.54	10.35	40,289	0.86	0.25	1.45	31.68	33.20

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT Global Tactical Allocation
2021	4,321	9.77	9.77	42,215	0.01	1.25	1.25	(1.91)	(1.91)
2020	4,134	9.96	10.80	41,168	0.01	0.25	1.45	1.32	2.66
2019	3,948	9.83	10.52	38,794	2.62	0.25	1.45	9.34	10.62
2018	3,770	8.99	9.51	33,881	0.52	0.25	1.45	(8.92)	(7.85)
2017	3,596	9.87	10.32	35,501	3.01	0.25	1.45	5.67	7.05
MFS® VIT II Research International
2021	11,111	11.85	11.85	131,716	0.01	1.25	1.25	6.37	6.37
2020	10,784	11.14	12.14	120,125	0.02	0.25	1.45	7.84	9.07
2019	10,464	10.33	11.13	108,140	1.25	0.25	1.45	22.10	23.53
2018	10,155	8.46	9.01	85,946	1.27	0.25	1.45	(18.10)	(17.03)
2017	9,855	10.33	10.86	101,791	1.65	0.25	1.45	22.39	23.83
MFS® VIT International Intrinsic Value
2021	21,751	14.77	16.01	338,913	0.00	0.25	1.25	5.42	6.80
2020	20,609	14.01	15.18	301,621	0.01	0.25	1.45	15.02	16.32
2019	32,840	12.18	13.05	416,548	1.41	0.25	1.45	20.12	21.62
2018	34,030	10.14	10.73	356,494	0.96	0.25	1.45	(13.63)	(12.62)
2017	30,872	11.74	12.28	371,531	1.54	0.25	1.45	21.28	22.80
MFS® VIT New Discovery
2021	3,569	20.02	24.31	82,284	—	0.25	1.25	(2.82)	(1.66)
2020	3,233	20.60	25.19	75,771	—	0.25	1.45	39.19	40.96
2019	11,454	14.80	17.87	182,136	—	0.25	1.45	35.16	36.73
2018	6,003	10.95	13.07	74,241	—	0.25	1.45	(6.01)	(4.88)
2017	7,050	11.65	13.74	88,467	—	0.25	1.45	20.85	22.35
MFS® VIT Research
2021	3,055	20.42	20.42	62,393	0.00	1.25	1.25	19.07	19.07
2020	2,965	17.15	23.05	50,849	0.01	0.25	1.45	11.22	12.60
2019	2,877	15.42	20.47	44,359	0.64	0.25	1.45	26.81	28.34
2018	3,452	12.16	15.95	41,966	0.33	0.25	1.45	(8.78)	(7.64)
2017	6,434	13.33	17.27	85,766	1.14	0.25	1.45	17.76	19.10

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT Total Return
2021	3,109	13.50	13.50	41,980	0.02	1.25	1.25	8.87	8.87
2020	3,055	12.40	15.22	37,889	0.02	0.25	1.45	4.73	5.99
2019	2,964	11.84	14.36	35,105	2.56	0.25	1.45	14.84	16.28
2018	1,945	10.31	12.35	20,046	2.04	0.25	1.45	(9.96)	(8.86)
2017	1,887	11.45	13.55	21,611	2.06	0.25	1.45	7.11	8.40
MFS® VIT Utilities
2021	2,092	13.43	17.18	28,074	0.00	0.25	1.25	8.92	10.13
2020	9,234	12.33	15.89	137,494	0.02	0.25	1.45	0.98	2.25
2019	8,412	12.21	15.54	121,869	6.05	0.25	1.45	19.35	20.75
2018	2,319	10.23	12.87	23,710	0.99	0.25	1.45	(3.58)	(2.43)
2017	2,522	10.61	13.19	26,766	1.72	0.25	1.45	9.49	10.84
Morgan Stanley VIF Emerging Markets Equity
2021	10,967	10.21	10.21	112,068	0.01	0.25	0.25	(0.39)	(0.39)
2020	11,527	10.24	10.40	118,181	0.01	0.25	1.45	9.28	10.64
2019	11,366	9.27	9.40	105,411	1.01	0.25	1.45	14.41	15.76
2018	11,212	8.03	8.19	90,053	0.48	0.25	1.45	(21.17)	(20.24)
2017	9,954	10.08	10.39	100,339	0.61	0.25	1.45	29.23	30.85
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
2021	2,320	14.37	14.37	33,348	0.01	1.25	1.25	13.15	13.15
2020	2,258	12.70	14.39	28,676	0.02	0.25	1.45	5.13	6.36
2019	2,197	12.08	13.53	26,534	1.59	0.25	1.45	16.83	18.27
2018	2,138	10.34	11.44	22,099	1.42	0.25	1.45	(13.26)	(12.20)
2017	2,080	11.92	13.03	24,801	1.39	0.25	1.45	14.51	15.93
Morningstar Balanced ETF Asset Allocation Portfolio
2021	123,775	11.94	13.25	1,480,767	0.01	0.25	1.25	6.04	7.29
2020	120,374	11.26	12.54	1,358,492	0.02	0.25	1.45	4.26	5.64
2019	117,036	10.80	11.87	1,265,314	2.07	0.25	1.45	11.23	12.51
2018	113,936	9.71	10.55	1,107,439	1.92	0.25	1.45	(10.34)	(9.21)
2017	112,870	10.83	11.62	1,223,034	1.65	0.25	1.45	8.41	9.62

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Morningstar Conservative ETF Asset Allocation Portfolio
2021	125,327	9.16	9.16	1,148,136	0.01	1.25	1.25	(2.14)	(2.14)
2020	121,973	9.36	10.11	1,142,292	0.02	0.25	1.45	1.85	3.06
2019	106,324	9.19	9.81	977,708	1.98	0.25	1.45	4.67	6.05
2018	110,007	8.78	9.25	965,694	2.19	0.25	1.45	(6.60)	(5.52)
2017	104,024	9.40	9.79	977,968	1.57	0.25	1.45	1.51	2.84
Morningstar Growth ETF Asset Allocation Portfolio
2021	41,793	13.38	13.38	559,097	0.01	1.25	1.25	9.85	9.85
2020	40,756	12.18	13.76	496,179	0.02	0.25	1.45	5.18	6.50
2019	39,733	11.58	12.92	459,857	1.83	0.25	1.45	14.54	15.87
2018	38,804	10.11	11.15	392,058	1.71	0.25	1.45	(12.01)	(10.94)
2017	37,915	11.49	12.52	435,618	1.53	0.25	1.45	12.10	13.51
Morningstar Income and Growth ETF Asset Allocation Portfolio
2021	6,597	10.52	10.52	69,429	0.01	1.25	1.25	1.84	1.84
2020	6,500	10.33	11.33	67,176	0.02	0.25	1.45	3.61	4.91
2019	6,318	9.97	10.80	62,971	2.54	0.25	1.45	8.02	9.31
2018	4,017	9.23	9.88	37,089	2.10	0.25	1.45	(8.43)	(7.32)
2017	3,909	10.08	10.66	39,412	2.78	0.25	1.45	5.11	6.39
Neuberger Berman AMT Sustainable Equity
2021	20,751	14.34	23.46	341,520	0.00	0.25	1.45	18.12	19.51
2020	21,079	12.14	20.00	291,649	0.01	0.25	1.45	14.31	15.74
2019	21,479	10.62	17.28	257,923	4.25	0.25	1.45	6.20	7.14
2018	40,693	11.64	13.73	539,473	0.89	0.25	1.45	(11.62)	(4.20)
2017	57,050	12.35	15.35	813,387	0.51	0.25	1.45	8.47	21.44
PIMCO VIT All Asset
2021	5,749	10.84	12.09	66,186	0.11	0.25	1.25	10.95	12.36
2020	5,616	9.77	10.96	57,875	0.05	0.25	1.45	3.28	4.38
2019	5,492	9.46	10.50	54,531	2.78	0.25	1.45	6.89	8.25
2018	5,652	8.85	9.70	52,119	2.94	0.25	1.45	(9.60)	(8.49)
2017	9,214	9.79	10.60	92,187	4.65	0.25	1.45	8.42	9.73

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT CommodityRealReturn Strategy
2021	28,722	4.87	6.08	140,854	0.04	0.25	1.25	27.46	28.84
2020	31,128	3.78	4.77	118,444	0.05	0.25	1.45	(3.25)	(2.04)
2019	35,546	3.86	4.93	138,101	4.13	0.25	1.45	6.48	7.97
2018	48,988	3.59	4.63	176,625	1.99	0.25	1.45	(17.91)	(17.08)
2017	52,779	4.33	5.64	229,543	11.73	0.25	1.45	(2.42)	(1.13)
PIMCO VIT Emerging Markets Bond
2021	23,321	9.62	11.05	252,061	0.04	0.25	1.25	(6.87)	(5.80)
2020	22,366	10.33	11.95	256,841	0.04	0.25	1.45	1.97	3.20
2019	24,362	10.13	11.58	270,697	4.52	0.25	1.45	9.63	10.92
2018	26,486	9.24	10.44	263,810	3.77	0.25	1.45	(8.97)	(7.86)
2017	20,834	10.15	11.33	226,677	4.75	0.25	1.45	4.96	6.29
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
2021	3,096	8.07	10.93	26,482	0.05	0.25	1.25	(8.40)	(7.37)
2020	3,006	8.81	12.08	28,005	0.02	0.25	1.45	5.26	6.53
2019	3,697	8.37	11.34	32,295	2.36	0.25	1.45	1.33	2.62
2018	3,587	8.26	11.05	30,855	8.91	0.25	1.45	(8.43)	(7.38)
2017	1,137	9.02	11.93	12,286	2.07	0.25	1.45	3.80	5.11
PIMCO VIT High Yield
2021	129	18.70	18.70	2,405	0.04	0.25	0.25	0.21	0.21
2020	127	10.60	19.10	2,366	0.03	0.25	1.45	1.05	2.25
2019	2,158	10.49	18.68	31,986	4.29	0.25	1.45	9.61	10.93
2018	5,432	9.57	16.84	83,179	4.93	0.25	1.45	(7.00)	(5.82)
2017	5,160	10.29	17.88	86,265	7.55	0.25	1.45	1.88	3.05
PIMCO VIT International Bond Portfolio (Unhedged)
2021	10,529	7.77	8.10	84,436	0.05	0.25	1.25	(11.60)	(10.60)
2020	9,467	8.79	9.23	85,059	0.05	0.25	1.45	5.90	7.08
2019	9,420	8.30	8.62	79,358	1.83	0.25	1.45	2.22	3.48
2018	9,625	8.12	8.33	78,691	5.66	0.25	1.45	(8.25)	(7.13)
2017	6,147	8.85	8.97	54,414	1.53	0.25	1.45	5.86	7.17

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT Low Duration Administrative
2021	64,496	7.77	7.77	502,800	0.01	1.40	1.40	(5.24)	(5.24)
2020	90,899	8.20	9.67	746,227	0.01	0.25	1.40	(1.44)	(0.31)
2019	72,260	8.32	9.70	601,239	3.28	0.25	1.40	(0.48)	0.73
2018	122,780	8.36	9.63	1,028,345	1.64	0.25	1.40	(4.02)	(2.92)
2017	110,784	8.71	9.92	965,947	4.46	0.25	1.40	(3.01)	(1.88)
PIMCO VIT Low Duration Advisor
2021	39,202	7.62	8.02	302,647	0.00	0.25	1.25	(5.34)	(4.18)
2020	36,755	8.05	8.53	298,594	0.01	0.25	1.45	(1.59)	(0.35)
2019	45,557	8.18	8.56	377,581	2.42	0.25	1.45	(0.61)	0.59
2018	58,358	8.23	8.51	487,282	1.72	0.25	1.45	(4.08)	(2.96)
2017	85,616	8.58	8.77	739,031	1.21	0.25	1.45	(3.16)	(2.01)
PIMCO VIT Real Return Administrative
2021	35,298	10.40	10.40	368,333	0.05	1.40	1.40	0.97	0.97
2020	37,660	10.30	12.03	387,701	0.01	0.25	1.40	6.96	8.09
2019	38,623	9.63	11.13	373,801	1.71	0.25	1.40	3.77	5.00
2018	39,924	9.28	10.60	371,437	2.37	0.25	1.40	(6.45)	(5.36)
2017	49,411	9.92	11.20	490,153	2.42	0.25	1.40	(0.80)	0.36
PIMCO VIT Real Return Advisor
2021	16,693	9.13	10.10	162,768	0.05	0.25	1.25	0.88	2.12
2020	12,417	9.05	10.08	119,583	0.01	0.25	1.45	6.72	8.04
2019	27,112	8.48	9.33	244,832	1.48	0.25	1.45	3.67	4.83
2018	32,781	8.18	8.90	284,116	2.32	0.25	1.45	(6.62)	(5.42)
2017	28,461	8.76	9.41	261,888	2.34	0.25	1.45	(0.90)	0.32
PIMCO VIT Short-Term
2021	55,596	7.78	8.36	451,605	0.01	0.25	1.25	(4.42)	(3.35)
2020	54,420	8.14	8.78	459,662	0.01	0.25	1.45	(2.40)	(1.13)
2019	88,836	8.34	8.88	769,426	2.59	0.25	1.45	(1.77)	(0.56)
2018	51,233	8.49	8.93	445,430	1.91	0.25	1.45	(2.97)	(1.87)
2017	81,368	8.75	9.10	727,530	1.87	0.25	1.45	(2.13)	(0.98)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT Total Return Administrative
2021	172,338	10.24	10.24	1,766,227	0.01	1.40	1.40	(5.54)	(5.54)
2020	82,879	10.84	10.84	898,995	0.02	1.40	1.40	4.03	4.03
2019	91,531	10.42	12.49	953,929	2.67	0.25	1.40	3.68	4.87
2018	111,410	10.05	11.91	1,124,872	1.82	0.25	1.40	(4.83)	(3.72)
2017	194,348	10.56	12.37	2,057,078	1.68	0.25	1.40	0.38	1.56
PIMCO VIT Total Return Advisor
2021	60,585	8.93	9.84	554,283	0.02	0.25	1.25	(5.60)	(4.56)
2020	52,985	9.46	10.50	512,430	0.02	0.25	1.45	3.73	5.11
2019	69,842	9.12	9.99	649,443	2.95	0.25	1.45	3.52	4.72
2018	72,763	8.81	9.54	651,246	2.60	0.25	1.45	(4.96)	(3.83)
2017	84,219	9.27	9.92	792,865	1.96	0.25	1.45	0.22	1.54
Pioneer Bond VCT
2021	41,151	9.29	9.92	395,225	0.02	0.25	1.25	(4.13)	(2.94)
2020	41,871	9.69	10.38	417,311	0.03	0.25	1.45	3.64	4.95
2019	41,291	9.35	9.89	394,588	3.05	0.25	1.45	4.12	5.44
2018	40,592	8.98	9.38	370,544	2.29	0.25	1.45	(5.27)	(4.19)
2017	20,764	9.48	9.79	201,235	2.42	0.25	1.45	(0.84)	0.31
Pioneer Equity Income VCT
2021	880	16.48	16.48	14,514	0.01	1.25	1.25	19.85	19.85
2020	866	13.75	16.59	11,903	0.02	0.25	1.45	(4.65)	(3.49)
2019	840	14.42	17.19	12,110	2.46	0.25	1.45	19.77	21.23
2018	815	12.04	14.18	9,812	2.24	0.25	1.45	(12.75)	(11.71)
2017	805	13.80	16.06	11,108	2.74	0.25	1.45	10.14	11.53
Pioneer Real Estate Shares VCT
2021	1,003	14.56	14.56	14,651	0.00	1.25	1.25	34.57	34.57
2020	6,791	10.82	12.31	73,478	0.03	0.25	1.45	(11.60)	(10.60)
2019	945	12.24	13.77	11,571	2.05	0.25	1.45	22.28	23.83
2018	917	10.01	11.12	9,179	2.47	0.25	1.45	(11.57)	(10.47)
2017	890	11.32	12.42	10,074	2.23	0.25	1.45	(1.22)	(1.22)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Pioneer Strategic Income VCT
2021	15,743	9.35	9.35	147,139	0.03	1.25	1.25	(2.71)	(2.71)
2020	15,297	9.61	10.24	146,942	0.03	0.25	1.45	2.78	3.96
2019	14,857	9.35	9.85	138,970	3.12	0.25	1.45	4.70	6.03
2018	15,010	8.93	9.29	134,046	2.83	0.25	1.45	(6.20)	(5.11)
2017	20,214	9.52	9.79	192,481	3.51	0.25	1.45	0.11	1.35
Probabilities Fund
2021	20,338	8.52	9.51	192,102	—	0.25	1.25	(2.52)	(1.35)
2020	19,814	8.74	9.78	189,741	—	0.25	1.45	(12.42)	(11.33)
2019	23,467	9.98	11.03	250,513	—	0.25	1.45	27.62	29.16
2018	22,818	7.82	8.54	189,316	—	0.25	1.45	(19.21)	(18.20)
2017	19,801	9.68	10.44	202,913	—	0.25	1.45	10.38	11.66
Putnam VT Growth Opportunities
2021	12,770	30.44	36.23	397,582	—	0.25	1.25	17.30	18.71
2020	12,741	25.95	30.98	338,816	0.00	0.25	1.45	32.67	34.23
2019	10,645	19.56	23.08	208,188	0.13	0.25	1.45	30.75	32.42
2018	10,368	14.96	17.43	155,023	—	0.25	1.45	(2.09)	(0.91)
2017	10,096	15.28	17.59	154,196	0.10	0.25	1.45	25.25	26.73
Putnam VT Income
2021	16,519	8.98	9.55	157,757	0.01	0.25	1.25	(8.83)	(7.64)
2020	21,980	9.85	10.49	225,075	0.07	0.25	1.45	1.13	2.34
2019	17,316	9.74	10.25	175,146	3.19	0.25	1.45	7.03	8.24
2018	17,065	9.10	9.47	159,681	2.97	0.25	1.45	(4.21)	(2.97)
2017	16,500	9.50	9.76	159,504	3.95	0.25	1.45	1.06	2.20

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Putnam VT Large Cap Value (b)
2021	29,504	17.76	21.50	572,924	0.01	0.25	1.25	21.73	23.21
2020	28,435	14.59	17.71	450,261	0.02	0.25	1.45	1.18	2.37
2019	30,937	14.42	17.30	477,535	1.61	0.25	1.45	24.74	26.28
2018	23,471	11.56	13.70	279,469	0.78	0.25	1.45	(12.49)	(11.44)
2017	26,572	13.21	15.47	361,675	1.66	0.25	1.45	13.59	15.02
Putnam VT Multi-Asset Absolute Return
2021	6,197	7.68	7.68	47,626	—	0.25	0.25	(2.54)	(2.54)
2020	6,093	7.29	8.00	48,012	—	0.25	1.45	(11.42)	(10.31)
2019	6,006	8.23	8.92	52,852	—	0.25	1.45	1.23	2.53
2018	7,113	8.13	8.70	60,578	0.42	0.25	1.45	(11.82)	(10.77)
2017	8,787	9.22	9.75	83,567	—	0.25	1.45	2.22	3.50
Putnam VT Small Cap Growth
2021	1,816	18.89	18.89	34,323	—	1.25	1.25	8.94	8.94
2020	1,766	17.34	20.90	30,646	—	0.25	1.45	41.90	43.54
2019	946	12.22	14.56	11,559	—	0.25	1.45	31.54	33.09
2018	921	9.29	10.94	8,563	—	0.25	1.45	(17.64)	(16.55)
2017	897	11.28	13.11	10,120	—	0.25	1.45	3.20	4.46
Rydex VIF Banking
2021	7,576	7.01	13.42	88,658	0.01	1.25	1.30	27.69	27.92
2020	7,773	4.86	10.51	71,204	0.01	0.25	1.45	(12.49)	(11.48)
2019	13,891	5.49	12.01	107,475	0.90	0.25	1.45	22.80	24.23
2018	18,152	4.43	9.78	105,418	0.44	0.25	1.45	(22.75)	(21.72)
2017	24,697	5.67	12.66	181,914	0.22	0.25	1.45	7.65	8.82
Rydex VIF Basic Materials
2021	10,116	14.49	18.02	167,338	0.01	0.25	1.30	17.61	19.04
2020	11,375	12.32	15.30	157,561	0.01	0.25	1.45	14.50	15.88
2019	10,908	10.76	13.34	130,075	—	0.25	1.45	16.20	17.52
2018	10,462	9.26	11.47	107,608	0.42	0.25	1.45	(21.06)	(20.08)
2017	18,593	11.73	14.51	245,138	0.39	0.25	1.45	16.14	17.53

(b)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Biotechnology
2021	19,558	15.74	33.04	335,148	—	0.25	1.30	(3.02)	(1.84)
2020	13,913	16.23	34.59	258,822	—	0.25	1.45	16.01	17.41
2019	26,843	13.99	29.46	495,170	—	0.25	1.45	19.27	20.69
2018	30,491	11.73	24.41	513,321	—	0.25	1.45	(13.43)	(12.32)
2017	45,764	13.55	27.84	761,971	—	0.25	1.45	23.86	25.29
Rydex VIF Commodities Strategy
2021	53,403	1.59	3.56	97,627	—	1.25	1.30	33.33	33.61
2020	6,363	1.19	2.67	16,965	0.01	0.25	1.45	(26.04)	(25.40)
2019	7,545	1.60	3.61	24,484	1.45	0.25	1.45	10.06	11.50
2018	6,231	1.45	3.28	19,965	4.11	0.25	1.45	(18.99)	(17.82)
2017	7,541	1.79	4.04	26,555	—	0.25	1.45	(0.25)	1.10
Rydex VIF Consumer Products
2021	4,408	12.97	22.04	65,800	0.01	0.25	1.30	5.79	7.06
2020	5,304	12.26	20.80	81,649	0.01	0.25	1.45	2.85	4.14
2019	8,736	11.92	20.19	125,179	1.05	0.25	1.45	16.98	18.42
2018	13,621	10.19	17.23	187,371	0.47	0.25	1.45	(15.92)	(14.91)
2017	25,205	12.12	20.47	456,416	0.94	0.25	1.45	6.60	7.90
Rydex VIF Dow 2x Strategy (d)
2021	3,782	33.21	39.25	134,123	—	1.25	1.30	34.51	34.69
2020	3,694	24.69	29.14	97,390	0.01	0.25	1.45	(2.76)	(1.58)
2019	6,947	25.39	29.93	191,828	0.47	0.25	1.45	41.06	42.77
2018	19,190	18.00	21.18	356,421	0.08	0.25	1.45	(18.00)	(16.99)
2017	57,650	21.95	25.79	1,393,122	0.01	0.25	1.45	51.59	53.43

(d)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Electronics
2021	16,309	16.13	37.10	280,981	—	0.25	1.30	32.43	33.84
2020	16,790	12.18	35.26	214,759	—	0.25	1.45	49.15	50.98
2019	25,807	8.15	23.64	304,240	—	0.25	1.45	52.32	54.17
2018	19,869	5.34	15.52	139,895	—	0.25	1.45	(16.51)	(15.47)
2017	55,486	6.39	18.59	396,645	—	0.25	1.45	25.35	26.80
Rydex VIF Energy
2021	12,288	4.12	5.89	63,976	0.01	1.25	1.30	44.06	44.36
2020	11,753	2.86	4.08	44,199	0.01	0.25	1.45	(37.14)	(36.35)
2019	9,943	4.55	6.48	64,577	0.22	0.25	1.45	2.02	3.44
2018	9,822	4.46	6.33	62,348	1.47	0.25	1.45	(28.64)	(27.92)
2017	10,085	6.25	8.87	89,700	0.34	0.25	1.45	(10.46)	(9.24)
Rydex VIF Energy Services
2021	11,789	1.40	1.66	18,111	0.00	0.25	1.30	12.00	13.70
2020	12,131	1.25	1.50	16,567	0.01	0.25	1.45	(40.00)	(39.17)
2019	11,880	2.08	2.47	27,044	—	0.25	1.45	(4.59)	(3.14)
2018	11,916	2.18	2.55	28,424	3.87	0.25	1.45	(48.09)	(47.42)
2017	12,134	4.19	4.85	55,466	—	0.25	1.45	(22.12)	(21.14)
Rydex VIF Europe 1.25x Strategy (d)
2021	4	6.84	6.84	27	—	1.30	1.30	13.81	13.81
2020	4	5.01	8.66	23	—	0.25	1.45	(4.20)	(3.01)
2019	167	5.17	9.04	1,049	0.05	0.25	1.45	22.83	24.36
2018	6,880	4.17	7.36	50,362	0.01	0.25	1.45	(22.53)	(21.51)
2017	7,628	5.32	9.50	69,723	0.17	0.25	1.45	23.06	24.49

(d)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Financial Services
2021	2,982	10.34	10.34	30,796	0.00	1.30	1.30	29.57	29.57
2020	3,505	7.61	12.35	27,931	0.01	0.25	1.45	(4.49)	(3.22)
2019	12,628	7.88	12.93	111,422	5.70	0.25	1.45	22.56	23.93
2018	11,281	6.37	10.55	72,380	1.73	0.25	1.45	(16.14)	(15.10)
2017	21,701	7.51	12.58	189,024	0.44	0.25	1.45	10.54	11.95
Rydex VIF Government Long Bond 1.2x Strategy (d)
2021	963	13.59	13.59	13,116	0.00	1.30	1.30	(11.41)	(11.41)
2020	1,477	12.72	17.24	22,607	0.00	0.25	1.45	16.70	18.08
2019	3,498	10.90	14.60	45,881	1.51	0.25	1.45	11.68	13.00
2018	5,343	9.76	12.92	62,682	1.57	0.25	1.45	(9.46)	(8.30)
2017	5,660	10.78	14.09	73,215	1.08	0.25	1.45	4.86	6.10
Rydex VIF Health Care
2021	8,932	19.47	27.14	186,265	—	0.25	1.30	13.73	15.05
2020	14,746	17.12	24.24	283,756	—	0.25	1.45	13.45	14.83
2019	28,740	15.09	21.11	500,166	—	0.25	1.45	17.25	18.66
2018	24,326	12.87	17.79	357,892	—	0.25	1.45	(3.16)	(1.98)
2017	33,000	13.29	18.15	510,906	—	0.25	1.45	17.51	18.94
Rydex VIF Internet
2021	11,173	16.80	31.94	211,502	—	0.25	1.30	(8.81)	(7.71)
2020	11,899	18.40	35.56	251,387	—	0.25	1.45	53.26	55.08
2019	23,438	11.99	22.93	324,562	—	0.25	1.45	19.93	21.45
2018	12,585	9.97	18.88	140,010	—	0.25	1.45	(7.43)	(6.30)
2017	31,177	10.76	20.15	351,872	—	0.25	1.45	28.16	29.67

(d)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Inverse Government Long Bond Strategy (d)
2021	1,751	1.00	1.45	2,547	—	0.25	1.30	(2.91)	(2.68)
2020	4,679	1.03	3.48	5,603	0.00	0.25	1.45	(24.51)	(23.50)
2019	13,205	1.36	4.61	25,669	—	0.25	1.45	(17.07)	(15.97)
2018	48,574	1.64	5.55	113,082	—	0.25	1.45	(0.89)	0.43
2017	58,518	1.65	5.60	136,266	—	0.25	1.45	(12.77)	(11.90)
Rydex VIF Inverse Russell 2000® Strategy (d)
2021	1,378	0.36	0.36	494	—	1.30	1.30	(21.74)	(21.74)
2020	1,417	0.46	2.41	642	0.01	0.25	1.45	(33.79)	(32.77)
2019	1,414	0.69	3.64	976	0.62	0.25	1.45	(24.18)	(23.23)
2018	1,415	0.91	4.79	1,276	—	0.25	1.45	6.21	7.43
2017	1,412	0.85	4.51	1,200	—	0.25	1.45	(17.48)	(15.91)
Rydex VIF Inverse S&P 500 Strategy (d)
2021	4,489	0.76	0.76	3,409	—	0.25	0.25	(26.92)	(26.92)
2020	4,365	0.55	2.28	4,533	0.01	0.25	1.45	(28.30)	(27.21)
2019	4,240	0.76	3.18	6,072	0.37	0.25	1.45	(26.22)	(25.38)
2018	21,000	1.03	4.31	25,307	—	0.25	1.45	(0.96)	0.52
2017	16,579	1.04	4.33	31,903	—	0.25	1.45	(20.99)	(20.00)
Rydex VIF Japan 2x Strategy (d)
2021	4,775	13.29	14.64	69,784	—	1.25	1.30	(17.85)	(17.76)
2020	4,652	16.16	17.82	82,722	0.01	0.25	1.45	34.29	35.98
2019	4,532	12.01	13.27	59,992	1.42	0.25	1.45	32.97	34.63
2018	4,851	9.02	9.98	48,286	—	0.25	1.45	(26.29)	(25.42)
2017	5,821	12.16	13.54	77,201	—	0.25	1.45	43.74	45.38

(d)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Leisure
2021	3,801	15.09	15.19	57,647	—	1.25	1.30	(3.49)	(3.33)
2020	2,717	15.61	18.59	42,745	—	0.25	1.45	15.74	17.14
2019	5,766	13.47	15.87	78,094	0.25	0.25	1.45	23.64	25.16
2018	6,138	10.88	12.68	67,199	0.28	0.25	1.45	(17.23)	(16.25)
2017	5,973	13.12	15.14	78,927	0.15	0.25	1.45	14.87	16.28
Rydex VIF Mid-Cap 1.5x Strategy (d)
2021	3,595	21.63	37.15	84,735	—	0.25	1.30	29.37	30.94
2020	3,523	16.72	28.67	64,254	0.01	0.25	1.45	5.89	7.09
2019	3,460	15.79	27.05	59,824	1.13	0.25	1.45	30.17	31.83
2018	3,390	12.13	20.74	45,166	0.33	0.25	1.45	(22.94)	(21.99)
2017	5,852	15.74	26.87	108,395	—	0.25	1.45	17.11	18.52
Rydex VIF Money Market
2021	439,193	4.73	6.95	2,317,979	—	0.25	1.30	(4.40)	(3.19)
2020	706,568	4.94	7.27	4,161,493	0.00	0.25	1.45	(4.34)	(3.15)
2019	476,604	5.15	7.60	2,744,584	0.94	0.25	1.45	(3.43)	(2.38)
2018	604,055	5.33	7.87	3,568,685	0.63	0.25	1.45	(3.91)	(2.59)
2017	619,178	5.54	8.19	3,723,307	—	0.25	1.45	(4.32)	(3.17)
Rydex VIF NASDAQ-100®
2021	11,856	34.45	48.76	464,911	—	0.25	1.30	20.03	21.51
2020	10,562	28.70	41.24	343,547	0.00	0.25	1.45	38.65	40.32
2019	21,596	20.70	29.39	481,765	0.21	0.25	1.45	30.93	32.51
2018	44,748	15.81	22.18	771,165	—	0.25	1.45	(6.12)	(4.97)
2017	119,427	16.84	23.34	2,110,304	—	0.25	1.45	25.39	26.92

(d)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF NASDAQ-100® 2x Strategy (d)
2021	118	92.82	92.82	10,981	—	1.30	1.30	46.96	46.96
2020	121	63.16	129.48	7,668	0.00	0.25	1.45	78.68	80.81
2019	678	35.30	71.61	24,011	0.07	0.25	1.45	72.64	74.79
2018	15,650	20.41	40.97	419,890	—	0.25	1.45	(13.28)	(12.23)
2017	11,523	23.50	46.68	356,207	—	0.25	1.45	62.09	64.08
Rydex VIF Nova (d)
2021	1,639	26.72	31.60	47,681	0.00	1.25	1.30	36.03	36.19
2020	1,718	19.62	23.70	36,521	0.00	0.25	1.45	14.77	16.12
2019	5,315	17.07	20.41	93,116	0.38	0.25	1.45	38.73	40.47
2018	30,067	12.28	14.59	371,077	0.06	0.25	1.45	(14.28)	(13.20)
2017	8,182	14.30	17.02	118,968	0.03	0.25	1.45	26.07	27.59
Rydex VIF Precious Metals
2021	14,483	10.32	11.04	153,319	0.04	1.25	1.30	(13.13)	(13.00)
2020	13,947	6.72	12.69	169,843	0.04	0.25	1.45	28.43	30.13
2019	31,443	5.18	9.86	231,298	—	0.25	1.45	45.44	47.16
2018	26,697	3.52	6.77	128,818	3.54	0.25	1.45	(20.30)	(19.24)
2017	10,682	4.37	8.48	88,460	5.65	0.25	1.45	2.44	3.71
Rydex VIF Real Estate
2021	5,854	13.13	18.86	102,900	0.01	1.25	1.30	28.22	28.39
2020	6,842	8.45	14.69	94,607	0.03	0.25	1.45	(9.94)	(8.82)
2019	16,076	9.28	16.28	230,703	2.58	0.25	1.45	19.06	20.51
2018	9,845	7.72	13.66	108,916	0.69	0.25	1.45	(11.41)	(10.33)
2017	11,402	8.62	15.39	169,143	2.56	0.25	1.45	1.99	3.28

(d)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Retailing
2021	3,272	17.50	23.84	71,695	—	0.25	1.30	6.84	8.17
2020	1,759	16.38	22.65	38,837	—	0.25	1.45	37.42	39.04
2019	6,013	11.92	16.29	89,188	—	0.25	1.45	19.08	20.49
2018	6,024	10.01	13.52	74,326	0.01	0.25	1.45	(7.49)	(6.31)
2017	2,066	10.82	14.58	30,116	—	0.25	1.45	7.88	9.24
Rydex VIF Russell 2000® 1.5x Strategy (d)
2021	24	24.53	24.53	596	—	1.30	1.30	13.99	13.99
2020	249	16.27	21.52	5,368	—	0.25	1.45	14.74	16.15
2019	30	14.18	18.72	564	—	0.25	1.45	29.50	31.09
2018	38,643	10.95	14.43	496,841	—	0.25	1.45	(23.10)	(22.14)
2017	3,843	14.19	18.74	55,522	—	0.25	1.45	14.84	16.19
Rydex VIF Russell 2000® 2x Strategy (d)
2021	23	15.85	15.85	365	—	1.30	1.30	20.44	20.44
2020	22	13.16	17.97	296	0.00	0.25	1.45	12.03	13.40
2019	22	11.72	16.04	257	1.26	0.25	1.45	40.70	42.51
2018	1,266	8.32	11.40	10,527	—	0.25	1.45	(29.41)	(28.61)
2017	21	11.77	16.15	246	—	0.25	1.45	20.79	22.29
Rydex VIF S&P 500 2x Strategy (d)
2021	5,396	36.02	45.14	242,629	—	1.25	1.30	51.43	51.60
2020	5,212	23.76	29.81	154,984	0.00	0.25	1.45	12.87	14.29
2019	7,181	21.01	26.41	177,898	—	0.25	1.45	55.44	57.39
2018	15,338	13.50	16.99	246,994	0.05	0.25	1.45	(19.10)	(18.13)
2017	16,122	16.66	21.00	317,834	—	0.25	1.45	37.25	38.94

(d)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF S&P 500 Pure Growth
2021	10,582	22.05	30.54	265,263	—	0.25	1.30	22.03	23.49
2020	15,384	18.07	25.41	327,363	—	0.25	1.45	21.77	23.23
2019	32,263	14.84	20.62	570,178	—	0.25	1.45	21.04	22.59
2018	57,490	12.26	16.82	807,744	—	0.25	1.45	(9.72)	(8.69)
2017	35,625	13.58	18.42	569,874	—	0.25	1.45	18.91	20.47
Rydex VIF S&P 500 Pure Value
2021	44,842	13.75	16.94	706,320	0.01	0.25	1.30	26.49	28.15
2020	52,678	10.87	13.36	659,375	0.02	0.25	1.45	(14.48)	(13.49)
2019	57,983	12.71	15.60	867,476	1.10	0.25	1.45	17.90	19.38
2018	33,920	10.78	13.21	433,409	0.54	0.25	1.45	(17.08)	(16.12)
2017	41,878	13.00	15.92	638,990	0.39	0.25	1.45	10.83	12.15
Rydex VIF S&P MidCap 400 Pure Growth
2021	11,064	13.74	22.71	183,320	—	0.25	1.30	7.34	8.64
2020	10,815	12.80	21.42	166,838	—	0.25	1.45	24.76	26.30
2019	11,931	10.26	16.96	151,320	—	0.25	1.45	10.44	11.73
2018	14,771	9.29	15.30	178,296	—	0.25	1.45	(18.58)	(17.54)
2017	63,060	11.41	18.75	1,049,331	—	0.25	1.45	13.53	14.92
Rydex VIF S&P MidCap 400 Pure Value
2021	10,852	14.58	19.33	186,870	0.00	0.25	1.30	25.58	27.09
2020	10,747	11.61	15.37	147,260	0.00	0.25	1.45	2.65	4.00
2019	12,618	11.31	14.95	167,847	—	0.25	1.45	17.08	18.52
2018	12,378	9.66	12.74	138,894	—	0.25	1.45	(22.47)	(21.55)
2017	74,685	12.46	16.42	1,141,559	—	0.25	1.45	8.16	9.48
Rydex VIF S&P SmallCap 600 Pure Growth
2021	1,904	15.42	21.41	40,384	—	0.25	1.30	13.97	15.38
2020	2,999	13.53	18.76	55,187	—	0.25	1.45	10.72	12.01
2019	18,337	12.22	16.92	308,758	—	0.25	1.45	7.67	8.97
2018	39,378	11.35	15.69	551,788	—	0.25	1.45	(13.03)	(11.94)
2017	2,225	13.05	18.01	38,075	—	0.25	1.45	11.06	12.36

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF S&P SmallCap 600 Pure Value
2021	3,814	11.56	14.41	54,090	—	0.25	1.30	37.13	38.81
2020	26,329	8.43	10.49	274,108	—	0.25	1.45	(10.03)	(8.98)
2019	27,517	9.37	11.65	316,784	0.07	0.25	1.45	15.39	16.76
2018	24,495	8.12	10.08	206,224	—	0.25	1.45	(24.04)	(23.07)
2017	5,480	10.69	13.25	69,325	—	0.25	1.45	(4.64)	(3.47)
Rydex VIF Strengthening Dollar 2x Strategy (d)
2021	596	3.98	3.98	2,370	—	1.30	1.30	6.42	6.42
2020	679	3.74	8.08	2,539	0.01	0.25	1.45	(17.80)	(16.89)
2019	737	4.55	9.83	3,345	1.42	0.25	1.45	0.10	1.18
2018	2,362	4.54	9.82	10,732	—	0.25	1.45	6.97	8.24
2017	847	4.24	9.18	3,581	—	0.25	1.45	(21.27)	(20.18)
Rydex VIF Technology
2021	55,385	19.49	32.58	1,244,708	—	1.25	1.30	15.25	15.39
2020	16,443	16.89	30.10	292,837	—	0.25	1.45	42.71	44.50
2019	26,581	11.82	20.83	355,326	—	0.25	1.45	33.67	35.26
2018	10,302	8.83	15.40	121,429	—	0.25	1.45	(5.79)	(4.64)
2017	36,270	9.36	16.15	353,846	—	0.25	1.45	26.85	28.38
Rydex VIF Telecommunications
2021	—	5.81	11.32	—	—	0.25	1.30	4.24	5.58
2020	—	5.57	10.86	—	0.02	0.25	1.45	4.73	5.93
2019	4,068	5.31	10.37	30,192	—	0.25	1.45	8.25	9.64
2018	4,341	4.90	9.58	28,731	0.46	0.25	1.45	(9.37)	(8.31)
2017	25,159	5.40	10.57	136,020	1.31	0.25	1.45	1.15	2.43

(d)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Transportation
2021	1,861	19.91	23.95	40,788	—	1.25	1.30	16.91	17.00
2020	914	17.03	20.47	18,709	0.00	0.25	1.45	34.41	36.05
2019	85	12.67	15.20	1,279	—	0.25	1.45	16.99	18.36
2018	80	10.83	12.98	1,038	—	0.25	1.45	(23.57)	(22.63)
2017	4,382	14.17	16.95	74,406	0.01	0.25	1.45	16.72	18.16
Rydex VIF Utilities
2021	7,840	10.08	15.48	93,607	0.02	0.25	1.30	9.68	10.81
2020	7,770	9.19	14.35	83,946	0.02	0.25	1.45	(9.25)	(8.19)
2019	13,536	10.11	15.63	169,233	0.18	0.25	1.45	13.74	15.18
2018	36,676	8.87	13.57	374,003	0.81	0.25	1.45	(0.67)	0.44
2017	38,207	8.93	13.51	376,622	2.64	0.25	1.45	6.17	7.48
Rydex VIF Weakening Dollar 2x Strategy (d)
2021	—	3.26	3.26	—	—	1.30	1.30	(17.47)	(17.47)
2020	4,739	3.95	4.99	18,727	—	0.25	1.45	4.83	6.31
2019	—	3.76	4.76	—	—	0.25	1.45	(8.99)	(7.91)
2018	150	4.13	5.23	620	—	0.25	1.45	(15.37)	(14.51)
2017	2,261	4.88	6.18	11,005	—	0.25	1.45	14.02	15.63
T. Rowe Price Blue Chip Growth
2021	86,290	27.74	37.36	2,653,543	—	0.25	1.25	12.22	13.56
2020	44,349	24.72	33.52	1,258,793	—	0.25	1.45	28.08	29.62
2019	40,162	19.30	25.86	901,797	—	0.25	1.45	23.96	25.47
2018	41,760	15.57	20.61	719,347	—	0.25	1.45	(2.81)	(1.62)
2017	27,445	16.02	20.95	484,358	—	0.25	1.45	29.93	31.51

(d)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
T. Rowe Price Equity Income
2021	31,741	14.67	19.18	592,444	0.01	0.25	1.25	19.76	21.24
2020	31,776	12.25	16.12	492,940	0.02	0.25	1.45	(3.47)	(2.30)
2019	35,013	12.69	16.50	547,859	2.11	0.25	1.45	20.51	22.04
2018	42,040	10.53	13.52	526,278	1.72	0.25	1.45	(13.62)	(12.61)
2017	36,723	12.19	15.47	528,834	1.33	0.25	1.45	10.72	12.02
T. Rowe Price Health Sciences
2021	12,637	25.26	42.98	384,258	—	0.25	1.25	7.90	9.22
2020	10,866	23.41	39.35	311,311	—	0.25	1.45	23.60	25.12
2019	11,799	18.94	31.45	274,702	—	0.25	1.45	23.07	24.51
2018	24,857	15.39	25.26	461,865	—	0.25	1.45	(3.57)	(2.36)
2017	20,197	15.96	25.87	375,559	—	0.25	1.45	21.83	23.25
T. Rowe Price Limited-Term Bond
2021	8,147	7.71	8.00	63,544	0.01	0.25	1.25	(4.46)	(3.38)
2020	7,899	8.07	8.44	64,292	0.02	0.25	1.45	(0.12)	1.20
2019	8,299	8.08	8.34	67,387	2.18	0.25	1.45	(0.49)	0.72
2018	9,590	8.12	8.28	77,990	1.94	0.25	1.45	(3.45)	(2.24)
2017	15,745	8.36	8.47	132,360	1.02	0.25	1.45	(3.56)	(2.42)
Templeton Developing Markets VIP Fund
2021	28,408	10.25	21.03	456,969	0.01	0.25	1.45	(9.86)	(8.73)
2020	15,929	11.37	23.33	276,201	0.03	0.25	1.45	12.02	13.42
2019	30,311	10.15	20.82	447,122	0.78	0.25	1.45	21.19	22.70
2018	29,602	8.37	17.18	354,878	0.66	0.25	1.45	(19.52)	(18.50)
2017	26,934	10.40	21.33	401,515	0.87	0.25	1.45	34.19	35.94
Templeton Foreign VIP Fund
2021	54,615	8.01	13.56	583,009	0.02	0.25	1.45	(0.37)	0.82
2020	72,712	8.04	13.77	742,811	0.04	0.25	1.45	(5.52)	(4.31)
2019	28,395	8.51	14.39	375,377	1.73	0.25	1.45	7.57	8.93
2018	27,709	7.91	13.21	337,424	2.78	0.25	1.45	(19.14)	(18.15)
2017	26,107	9.78	16.14	386,016	2.26	0.25	1.45	11.64	12.95

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Templeton Global Bond VIP Fund
2021	28,679	6.71	7.45	204,921	—	0.25	1.25	(9.20)	(8.02)
2020	28,995	7.39	8.26	226,612	0.07	0.25	1.45	(9.44)	(8.22)
2019	45,131	8.16	9.00	385,706	7.49	0.25	1.45	(2.39)	(1.32)
2018	51,106	8.36	9.12	442,879	—	0.25	1.45	(2.56)	(1.30)
2017	47,329	8.58	9.24	418,764	—	0.25	1.45	(2.50)	(1.39)
VanEck VIP Global Gold
2021	1,202	10.05	10.05	12,051	0.04	1.25	1.25	(17.76)	(17.76)
2020	5,528	11.48	12.22	67,551	0.01	0.25	1.45	32.54	34.22
2019	455	8.56	9.22	4,196	—	0.25	1.45	32.66	34.37
2018	824	6.39	6.95	5,727	2.93	0.25	1.45	(20.21)	(19.35)
2017	681	7.93	8.71	5,928	7.58	0.25	1.45	7.80	9.28
VanEck VIP Global Resources (b)
2021	17,874	5.09	6.46	92,866	0.00	0.25	1.25	13.53	14.90
2020	16,791	4.43	5.69	74,391	0.01	0.25	1.45	13.80	15.01
2019	17,047	3.86	5.00	65,751	—	0.25	1.45	6.61	7.97
2018	17,289	3.58	4.69	61,867	—	0.25	1.45	(31.53)	(30.67)
2017	19,641	5.18	6.85	101,666	—	0.25	1.45	(6.29)	(5.06)
Vanguard® VIF Balanced
2021	18,925	14.47	15.62	281,191	0.02	0.25	1.65	13.40	15.19
2020	18,620	12.76	13.68	242,698	0.02	0.25	1.85	5.37	7.13
2019	8,926	12.11	12.77	109,531	2.70	0.25	1.85	16.67	18.46
2018	8,795	10.38	10.78	92,134	2.87	0.65	1.85	(7.98)	(6.83)
2017	8,341	11.28	11.57	94,616	2.23	0.65	1.85	9.30	10.61

(b) Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Capital Growth
2021	3,798	18.67	18.67	70,943	0.01	1.65	1.65	15.75	15.75
2020	1,919	16.13	17.29	30,950	0.01	0.25	1.85	11.86	13.68
2019	1,188	14.42	15.21	17,130	1.09	0.25	1.85	20.57	22.46
2018	1,153	11.96	12.42	13,796	0.90	0.65	1.85	(5.90)	(4.75)
2017	1,139	12.71	13.04	14,477	2.10	0.65	1.85	22.68	24.19
Vanguard® VIF Conservative Allocation
2021	15,706	11.48	11.48	180,320	0.02	1.65	1.65	0.97	0.97
2020	15,241	11.37	12.19	173,310	0.02	0.25	1.85	6.46	8.16
2019	26,388	10.68	11.27	281,925	2.27	0.25	1.85	10.33	12.03
2018	25,609	9.68	10.06	247,958	1.27	0.65	1.85	(7.63)	(6.42)
2017	10,923	10.48	10.75	114,512	1.97	0.65	1.85	5.65	6.86
Vanguard® VIF Diversified Value
2021	9,492	15.40	16.62	148,092	—	0.25	1.65	24.29	26.29
2020	—	12.39	13.29	—	—	0.25	1.85	6.44	8.22
2019	—	11.64	12.28	—	—	0.25	1.85	19.75	21.70
2018	—	9.72	10.09	—	—	0.65	1.85	(13.45)	(12.41)
2017	—	11.23	11.52	—	—	0.65	1.85	7.77	9.09
Vanguard® VIF Equity Income
2021	46,530	15.03	16.22	707,598	0.02	0.25	1.65	19.38	21.32
2020	42,912	12.59	13.50	544,440	0.02	0.25	1.85	(1.64)	(0.07)
2019	35,639	12.80	13.51	456,182	2.04	0.25	1.85	18.52	20.41
2018	41,017	10.80	11.22	446,396	1.48	0.65	1.85	(10.45)	(9.30)
2017	19,007	12.06	12.37	231,774	2.46	0.65	1.85	12.61	14.01
Vanguard® VIF Equity Index
2021	43,966	18.84	20.33	877,885	0.01	0.25	1.65	22.50	24.42
2020	34,555	15.38	16.49	554,278	0.01	0.25	1.85	12.59	14.36
2019	13,724	13.66	14.42	196,285	1.55	0.25	1.85	24.98	27.05
2018	20,502	10.93	11.35	231,177	1.86	0.65	1.85	(8.99)	(7.87)
2017	18,388	12.01	12.32	225,674	1.79	0.65	1.85	15.81	17.22

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Global Bond Index
2021	1,021	9.68	9.68	9,885	0.02	1.65	1.65	(6.47)	(6.47)
2020	991	10.35	10.63	10,260	0.02	0.25	1.85	1.67	3.20
2019	963	10.18	10.30	9,809	—	0.25	1.85	1.80	3.00
Vanguard® VIF Growth
2021	12,940	21.58	21.58	279,307	0.00	1.65	1.65	12.28	12.28
2020	12,825	19.22	20.61	246,551	0.00	0.25	1.85	36.31	38.51
2019	11,598	14.10	14.88	163,589	0.41	0.25	1.85	27.49	29.50
2018	11,596	11.06	11.49	128,304	—	0.65	1.85	(4.57)	(3.45)
2017	—	11.59	11.90	—	—	0.65	1.85	24.62	26.33
Vanguard® VIF High Yield Bond
2021	17,217	10.71	11.56	190,749	0.04	0.25	1.65	(1.20)	0.35
2020	14,434	10.84	11.63	159,887	0.04	0.25	1.85	0.65	2.29
2019	1,778	10.77	11.37	19,155	—	0.25	1.85	10.12	12.02
2018	—	9.78	10.15	—	9.38	0.65	1.85	(7.30)	(6.28)
2017	10,162	10.55	10.83	109,588	0.08	0.65	1.85	1.93	3.14
Vanguard® VIF International
2021	28,915	18.70	20.18	560,067	0.00	0.25	1.65	(6.22)	(4.72)
2020	27,815	19.94	21.38	567,206	0.01	0.25	1.85	50.04	52.50
2019	26,377	13.29	14.02	353,895	1.44	0.25	1.85	25.02	26.99
2018	30,455	10.63	11.04	326,259	0.90	0.65	1.85	(16.76)	(15.73)
2017	26,102	12.77	13.10	335,216	0.88	0.65	1.85	35.85	37.46
Vanguard® VIF Mid-Cap Index
2021	40,067	16.74	18.07	709,214	0.01	0.25	1.65	18.47	20.39
2020	37,374	14.13	15.15	551,510	0.01	0.25	1.85	12.41	14.25
2019	30,233	12.57	13.26	393,880	1.35	0.25	1.85	24.70	26.65
2018	27,483	10.08	10.47	285,182	1.01	0.65	1.85	(13.62)	(12.60)
2017	7,946	11.67	11.98	94,741	1.07	0.65	1.85	13.41	14.86

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Moderate Allocation
2021	102,005	12.83	13.85	1,399,817	0.00	0.25	1.65	4.82	6.54
2020	15,977	12.24	13.12	198,115	0.02	0.25	1.85	8.32	10.07
2019	26,452	11.30	11.92	306,216	1.70	0.25	1.85	13.91	15.73
2018	13,107	9.92	10.30	131,060	1.95	0.65	1.85	(9.49)	(8.36)
2017	13,645	10.96	11.24	150,248	1.74	0.65	1.85	9.38	10.63
Vanguard® VIF Real Estate Index
2021	10,088	13.97	15.08	143,170	0.01	0.25	1.65	33.56	35.73
2020	3,667	10.46	11.21	38,917	0.03	0.25	1.85	(9.36)	(7.96)
2019	860	11.54	12.18	10,387	1.02	0.25	1.85	22.64	24.67
2018	4,823	9.41	9.77	46,834	3.13	0.65	1.85	(9.78)	(8.69)
2017	5,333	10.43	10.70	56,857	2.08	0.65	1.85	(0.19)	0.94
Vanguard® VIF Short Term Investment Grade
2021	37,674	8.70	9.39	336,499	0.02	0.25	1.65	(5.13)	(3.59)
2020	39,308	9.17	9.83	365,963	0.03	0.25	1.85	0.44	2.08
2019	41,075	9.13	9.63	379,592	3.85	0.25	1.85	0.66	2.34
2018	34,983	9.07	9.41	319,575	1.43	0.65	1.85	(3.72)	(2.59)
2017	14,281	9.42	9.66	134,976	41.98	0.65	1.85	(2.79)	(1.63)
Vanguard® VIF Small Company Growth (d)
2021	4,593	17.16	18.52	79,926	0.00	0.25	1.65	8.81	10.57
2020	4,482	15.77	16.91	71,474	0.01	0.25	1.85	17.34	19.25
2019	4,373	13.44	14.18	59,289	0.95	0.25	1.85	21.96	23.95
2018	4,847	11.02	11.44	55,094	0.41	0.65	1.85	(11.63)	(10.63)
2017	1,350	12.47	12.80	17,194	—	0.65	1.85	17.53	19.07
(d) Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Total Bond Market Index
2021	128,716	9.01	9.72	1,207,992	0.02	0.25	1.65	(6.34)	(4.89)
2020	116,972	9.62	10.32	1,159,651	0.03	0.25	1.85	2.45	4.14
2019	81,182	9.39	9.91	781,850	2.58	0.25	1.85	3.53	5.20
2018	95,617	9.07	9.42	882,428	1.93	0.65	1.85	(4.93)	(3.68)
2017	69,603	9.54	9.78	667,488	1.83	0.65	1.85	(1.34)	(0.31)
Vanguard® VIF Total International Stock Market Index
2021	12,808	11.43	11.90	147,460	0.02	0.25	1.65	3.44	5.12
2020	9,121	11.05	11.35	100,809	0.02	0.25	1.85	5.84	7.58
2019	3,485	10.44	10.55	36,391	—	0.25	1.85	4.40	5.50
Vanguard® VIF Total Stock Market Index
2021	37,353	18.52	19.99	700,754	0.01	0.25	1.65	19.64	21.59
2020	76,536	15.48	16.59	1,188,721	0.02	0.25	1.85	14.84	16.67
2019	64,863	13.48	14.22	877,118	1.04	0.25	1.85	24.58	26.51
2018	33,758	10.82	11.24	366,608	1.46	0.65	1.85	(9.83)	(8.77)
2017	26,603	12.00	12.32	320,278	1.77	0.65	1.85	15.16	16.67
Virtus Duff & Phelps Real Estate Securities Series
2021	5,820	16.59	17.53	100,899	0.01	0.25	1.25	40.12	41.71
2020	6,775	11.84	12.55	83,160	0.01	0.25	1.45	(5.88)	(4.71)
2019	10,833	12.58	13.17	140,268	2.04	0.25	1.45	21.90	23.43
2018	7,383	10.32	10.67	77,348	1.19	0.25	1.45	(10.65)	(9.58)
2017	13,687	11.55	11.80	159,617	1.49	0.25	1.45	1.40	2.61
Virtus KAR Small-Cap Growth Series
2021	25,408	34.13	36.97	879,849	—	0.25	1.25	0.41	1.62
2020	20,335	33.99	36.84	696,170	—	0.25	1.45	38.34	39.97
2019	20,994	24.57	26.32	518,804	—	0.25	1.45	31.32	32.93
2018	24,794	18.71	19.80	465,669	—	0.25	1.45	6.79	8.08
2017	899	17.52	18.32	15,761	—	0.25	1.45	34.67	36.41

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Virtus Newfleet Multi-Sector Intermediate Bond Series
2021	6,417	9.56	9.56	61,347	0.03	1.25	1.25	(3.34)	(3.34)
2020	6,228	9.89	10.36	61,591	0.02	0.25	1.45	1.85	3.19
2019	15,829	9.71	10.04	155,623	3.80	0.25	1.45	5.66	6.92
2018	15,361	9.19	9.39	142,050	4.27	0.25	1.45	(6.89)	(5.82)
2017	13,318	9.87	9.97	131,479	4.50	0.25	1.45	2.07	3.32
Virtus SGA International Growth Series
2021	26,748	9.76	9.76	261,079	—	0.25	0.25	4.83	4.83
2020	27,929	9.04	9.45	259,986	—	0.25	1.45	18.32	19.62
2019	29,099	7.64	7.90	226,651	0.84	0.25	1.45	13.35	14.83
2018	31,334	6.74	6.88	213,059	3.16	0.25	1.45	(20.33)	(19.34)
2017	28,767	8.45	8.53	242,985	1.61	0.25	1.45	10.88	12.24
Voya MidCap Opportunities Portfolio
2021	3,310	20.26	20.26	67,072	—	1.25	1.25	6.74	6.74
2020	3,224	18.98	22.83	61,161	0.00	0.25	1.45	34.42	36.05
2019	3,138	14.12	16.78	44,297	0.10	0.25	1.45	23.32	24.76
2018	3,056	11.45	13.45	34,987	—	0.25	1.45	(11.92)	(10.87)
2017	2,802	13.00	15.09	36,438	—	0.25	1.45	19.05	20.62
VY Clarion Global Real Estate Portfolio
2021	2,748	12.03	13.32	34,541	0.03	0.25	1.25	28.12	29.57
2020	2,710	9.39	10.43	26,482	0.05	0.25	1.45	(9.36)	(8.27)
2019	2,712	10.36	11.37	29,068	2.48	0.25	1.45	18.81	20.19
2018	2,755	8.72	9.46	24,807	4.96	0.25	1.45	(12.89)	(11.75)
2017	3,279	10.01	10.72	33,914	4.46	0.25	1.45	5.59	6.88
VY Clarion Real Estate Portfolio
2021	1,673	17.68	17.68	29,575	0.02	0.25	0.25	46.97	46.97
2020	1,627	10.73	12.22	19,577	—	0.25	1.45	(10.73)	(9.68)
2019	1,721	12.02	13.53	22,960	2.01	0.25	1.45	22.40	23.90
2018	1,670	9.82	10.92	18,023	2.69	0.25	1.45	(11.85)	(10.71)
2017	1,431	11.14	12.23	17,327	2.02	0.25	1.45	0.45	1.66

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values. See Note 2.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

PART C
OTHER INFORMATION
Item 27. Exhibits
Exhibit Number	Description	Location
(a)	Certified Resolution of the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York authorizing establishment of the Separate Account	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed May 28, 2002)
(b)	Form of Custody Agreements	Not Applicable
(c)(1)	Distribution Agreement	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 28, 2017).
(c)(2)	Marketing Organization Agreement	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-118136 (filed August 12, 2004)
(c)(2)(i)	Amendment to Marketing Organization Agreement –AntiMoney Laundering Requirement	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).
(c)(2)(ii)	Amendment to Marketing Organization Agreement – Supervisory Fee	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).
(c)(3)	EliteDesigns Commission Schedule	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).
(c)(4)	EliteDesigns II Commission Schedule	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2015)
(c)(5)	Third Party Sales Agreement	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 28, 2006)
(d)(1)	Individual Contract (Form FSB 242 01-07)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).
(d)(2)	Individual Contract – Unisex (Form FSB 242 01-07U)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).
(d)(3)	Credit Enhancement Rider (Form FSB222 7-02)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed July 19, 2002)
(d)(4)	Return of Premium Death Benefit Rider (Form FSB244 1-07)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).
(d)(5)	TSA Endorsement (Form FSB202 R297)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-83240 (filed April 30, 1998)
(d)(6)	IRA Endorsement (Form FSB203 504)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-118136 (filed August 12, 2004)
(d)(7)	Roth IRA Endorsement (Form FSB206 504)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-118136 (filed August 12, 2004)
(d)(8)	Form of Individual Contract (Form FSB 254 5-13)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013)
(d)(9)	Form of Individual Contract – Unisex (Form FSB 254 5-13U)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013)
(e)(1)	EliteDesigns Individual Application (Form FSB 243 8-13)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2015)
(e)(2)	EliteDesigns Application Supplement (Form FSB 243 SUPP A 211)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 15, 2011).
(e)(3)	EliteDesigns Application Supplement (Form FSB 243 SUPP B 211)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 15, 2011).
(e)(4)	EliteDesigns II Form of Individual Application (Form FSB 255 (5-13)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013)
(e)(5)	EliteDesigns II Form of Application Supplement Form FSB 255 SUPP A (5-13)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013)
(e)(6)	EliteDesigns II Form of Application Supplement Form FSB 255 SUPP B (5-13)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013)
1

Exhibit Number	Description	Location
f(1)	Declaration and Certificate of Incorporation of First Security Benefit Life Insurance and Annuity Company of New York	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 29, 2016)
f(2)	Bylaws of First Security Benefit Life Insurance and Annuity Company of New York	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2015)
(g)	Reinsurance Contracts	Not Applicable
(h)(1)	Participation Agreement – AIM (Invesco)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013)
(h)(2)	Participation Agreement – AllianceBernstein	Filed herewith
(h)(3)	Participation Agreement – ALPS (Morningstar)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2018)
(h)(4)	Participation Agreement – American Century	Filed herewith
(h)(5)	Participation Agreement – American Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2014)
(h)(6)	Participation Agreement – BlackRock	Filed herewith
(h)(7)	Participation Agreement – DFA Investment Dimensions Group Inc. (Dimensional)	Filed herewith
(h)(8)	Participation Agreement – Dreyfus	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013)
(h)(9)	Participation Agreement – DWS	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 15, 2011).
(h)(10)	Participation Agreement – Eaton Vance	Filed herewith
(h)(11)	Participation Agreement – Federated	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed December 28, 2012)
(h)(12)	Participation Agreement – Fidelity	Filed herewith
(h)(13)	Participation Agreement – Franklin/Templeton	Filed herewith
(h)(14)	Participation Agreement – Fred Alger	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2013)
(h)(15)	Participation Agreement – Goldman Sachs	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013)
(h)(16)	Participation Agreement – ING (Voya)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed December 28, 2012)
(h)(17)	Participation Agreement – Ivy	Filed herewith
(h)(18)	Participation Agreement – Janus Aspen Series	Filed herewith
(h)(19)	Participation Agreement – JPMorgan	Filed herewith
(h)(20)	Participation Agreement – Legg Mason (Western Asset)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 28, 2017).
(h)(21)	Participation Agreement – Lord Abbett	Filed herewith
(h)(22)	Participation Agreement – MFS	Filed herewith
(h)(23)	Participation Agreement – Morgan Stanley	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 29, 2016)
(h)(24)	Participation Agreement – Neuberger Berman	Filed herewith
(h)(25)	Participation Agreement – Northern Lights (7Twelve)	Filed herewith
(h)(26)	Participation Agreement – Northern Lights (Donoghue Forlines Dividend)	Filed herewith
(h)(27)	Participation Agreement – Northern Lights (Donoghue Forlines Momentum)	Filed herewith
(h)(28)	Participation Agreement – Northern Lights (Little Harbor)	Filed herewith
(h)(29)	Participation Agreement – Northern Lights (Power Income)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 28, 2017).
(h)(30)	Participation Agreement – Northern Lights (Probabilities)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2013)
2

Exhibit Number	Description	Location
(h)(31)	Participation Agreement – Northern Lights (TOPS)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 29, 2016)
(h)(32)	Participation Agreement – PIMCO	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 29, 2020)
(h)(33)	Participation Agreement – Pioneer	Filed herewith
(h)(34)	Participation Agreement – Putnam	Filed herewith
(h)(35)	Participation Agreement – Rydex	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 29, 2020)
(h)(36)	Participation Agreement – SBL Fund (Guggenheim)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2014)
(h)(37)	Participation Agreement – SEI	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2014)
(h)(38)	Participation Agreement – T. Rowe Price	Filed herewith
(h)(39)	Participation Agreement – Third Avenue	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 15, 2011).
(h)(40)	Participation Agreement – Two Roads Shared Trust (Redwood)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 29, 2016)
(h)(41)	Participation Agreement – Van Eck	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2014)
(h)(42)	Participation Agreement – Vanguard	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 29, 2016)
(h)(43)	Participation Agreement – Virtus	Filed herewith
(h)(44)	Participation Agreement – Wells Fargo (Allspring)	Filed herewith
(h)(45)	Information Sharing Agreement – AIM (Invesco)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007)
(h)(46)	Information Sharing Agreement – ALPS (Morningstar)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013)
(h)(47)	Information Sharing Agreement – American Century	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007)
(h)(48)	Information Sharing Agreement – American Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2014)
(h)(49)	Information Sharing Agreement – Dreyfus	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007)
(h)(50)	Information Sharing Agreement – Fidelity	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007)
(h)(51)	Information Sharing Agreement – Franklin/ Templeton	Filed herewith
(h)(52)	Information Sharing Agreement – ING (Voya)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013)
(h)(53)	Information Sharing Agreement – Ivy	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013)
(h)(54)	Information Sharing Agreement – Janus	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 27, 2007)
(h)(55)	Information Sharing Agreement – Legg Mason (Western Asset)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2009)
(h)(56)	Information Sharing Agreement – MFS	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007)
(h)(57)	Information Sharing Agreement – Neuberger Berman	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007)
(h)(58)	Information Sharing Agreement – PIMCO	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007)
(h)(59)	Information Sharing Agreement – Putnam	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013)
3

Exhibit Number	Description	Location
(h)(60)	Information Sharing Agreement – Rydex	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007)
(h)(61)	Information Sharing Agreement – SBL Fund (Guggenheim)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007)
(h)(62)	Information Sharing Agreement – T. Rowe Price	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007)
(h)(63)	Information Sharing Agreement – Van Eck	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013)
(h)(64)	Information Sharing Agreement – Wells Fargo	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007)
(i)	Administrative Contracts	Not Applicable
(j)	Other Material Contracts	Not Applicable
(k)	Opinion of Counsel	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2015)
(l)	Consent of Independent Registered Public Accounting Firm	Filed herewith
(m)	Omitted Financial Statements	Not Applicable
(n)	Initial Capital Agreements	Not Applicable
(o)(1)	Form of Initial Summary Prospectus – EliteDesigns (2011)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2021)
(o)(2)	Form of Initial Summary Prospectus – EliteDesigns II	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2021)
(p)(1)	Powers of Attorney of Stephen A. Crane, Wayne S. Diviney, John F. Guyot, Stephen R. Herbert, Michael P. Kiley, Roger S. Offermann, Barry G. Ward, Katherine P. White, and Douglas G. Wolff	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 29, 2016)
(p)(2)	Power of Attorney of John P. Wohletz	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 28, 2017).
(p)(3)	Power of Attorney of Joseph W. Wittrock	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2018)
Item 28.
Directors and Officers of the Depositor
The directors and principal officers of First Security Benefit Life Insurance and Annuity Company of New York are set forth below.
Name and Principal Business Address	Positions and Offices with Depositor
Michael P. Kiley*	Chief Executive Officer and Director
Douglas G. Wolff*	President and Director
John F. Guyot*	Senior Vice President, General Counsel, Secretary, and Director
Roger S. Offermann*	Senior Vice President, Chief Actuary, and Director
Barry G. Ward*	Senior Vice President, Chief Financial Officer, Chief Risk Officer, Treasurer, and Director
Joseph W. Wittrock*	Senior Vice President, Chief Investment Officer, and Director
Stephen A. Crane 480 Park Avenue New York, NY 10022	Director
Wayne S. Diviney 9496 Bay Front Drive Norfolk, VA 23518	Director
Stephen R. Herbert 1100 Summer Street Stamford, CT 06905	Director
4

Name and Principal Business Address	Positions and Offices with Depositor
Katherine P. White 1035 5th Avenue, Apt. 14D New York, NY 10028	Director
Joseph J. Elmy*	Vice President and Tax Director
Rui Guo*	Vice President and Product Actuary
Carmen R. Hill*	Vice President and Chief Compliance Officer
Susan J. Lacey*	Vice President and Controller
Jeanne R. Slusher*	Vice President and Director of Audit
Christopher D. Swickard*	Vice President, Associate General Counsel, and Assistant Secretary
John P. Wohletz*	Vice President, GAAP Financial Reporting and Chief Accounting Officer
Peggy S. Avey 121 State Street Albany, New York 122072	Second Vice President, Chief Administrative Officer, and Assistant Secretary
*Located at One Security Benefit Place, Topeka, Kansas 66636-0001.
Item 29.
Persons Controlled by or Under Common Control with the Depositor or Registrant
The Depositor, First Security Benefit Life Insurance and Annuity Company of New York (“FSBL” or “the Company”), is a wholly-owned subsidiary of SBL Holdings, LLC. The Registrant is a segregated asset account of FSBL. The list of companies controlled by or under common control with SBL Holdings, LLC is set forth below.
Name	Jurisdiction	Percent of Voting Securities Owned
Todd L. Boehly, Individual
100 N. Crescent Holdings LLC	DE	100%	by Mayfair Portfolio Trust, LLC
100 N. Crescent LLC	DE	100%	by 100 N. Cresent Holdings LLC
123 West 57th Street Holdings LLC	DE	90.0%	by CI W57th Street Holdings LLC
123 West 57th Street Property Owner LLC	DE	100%	by 123 West 57th Street Holdings LLC
125 West 57th Street Holdings LLC	DE	85.0%	by CI W57th Street Holdings LLC
125 West 57th Street Mezz, LLC	DE	100%	by 125 West 57th Street Holdings LLC
125 West 57th Street Property Owner LLC	DE	100%	by 125 West 57th Street Holdings LLC
13 FEG Asset Production, LLC	DE	100%	by 13 FEG Ops, LLC
13 FEG Ops, LLC	DE	100%	by Thirteenth Floor Entertainment Group, LLC
13 FEG Touring Events, LLC	DE	100%	by 13 FEG Ops, LLC
13FEG Alamo Production, LLC	DE	100%	by 13 FEG Asset Production, LLC
13FEG Columbus Holdings, LLC	DE	100%	by 13FEG Haunted Holdings, LLC
13FEG Haunted Holdings, LLC	DE	100%	by 13 FEG Ops, LLC
13FEG Haunted Prison, LLC	IL	100%	by 13FEG Haunted Holdings, LLC
13FEG Houston Holdings, LLC	TN	100%	by 13FEG Haunted Holdings, LLC
13FEG Immersive Theater, LLC	CA	100%	by 13FEG Haunted Holdings, LLC
13FEG IP, LLC	DE	100%	by Thirteenth Floor Entertainment Group, LLC
13FEG Jacksonville Holdings, LLC	DE	100%	by 13FEG Haunted Holdings, LLC
13FEG LA Holdings, LLC	DE	100%	by 13FEG Haunted Holdings, LLC
13FEG New Orleans, LLC	DE	100%	by 13FEG Haunted Holdings, LLC
13th Floor Denver Holdings, LLC	CO	100%	by 13FEG Haunted Holdings, LLC
1861 Capital, LLC	KS	100%	by Security Benefit Corporation
234 Productions, LLC	DE	100%	by Fulwell 73 Productions US, Inc.
2525 Atlantic LLC	DE	100%	by Eldridge Charlston LLC
3030 Chain Bridge Road, LLC	DE	90.0%	by SBT Investors, LLC
333 Fish Tacos NY 1, LLC	NY	100%	by Fish Tacos NY 1, LLC
37-41 Mortimer GP LTD	GBR	100%	by 37-41 Mortimer Street LLP
37-41 Mortimer LP	GBR	100%	by 37-41 Mortimer Unit Trust
37-41 Mortimer Nominee 1 Ltd	GBR	100%	by 37-41 Mortimer GP LTD
37-41 Mortimer Nominee 2 Ltd	GBR	100%	by 37-41 Mortimer GP LTD
37-41 Mortimer Opco Ltc	GBR	100%	by 37-41 Mortimer Street LLP
5

Name	Jurisdiction	Percent of Voting Securities Owned
37-41 Mortimer Street LLP	GBR	0%	Board rights held by CH Capital A Holdings LLc
37-41 Mortimer Unit Trust	JEY	100%	by 37-41 Mortimer Street LLP
688 Bronx Commissary, LLC	NY	100%	by MPQ 688 Bronx HoldCo, LLC
700 Edgewater Development Mezz, LLC	DE	100%	by CHE Edgewater LLC
700 Edgewater Development Parent, LLC	DE	45.0%	by CHE Edgewater LLC
700 Edgewater Development, LLC	DE	100%	by CHE Edgewater LLC
720 NE Street Holdco LLC	DE	100%	by CHE NE Street LLC
720 NE Street LLC	DE	50.0%	by CHE NE Street LLC
720 NE Street PropCo LLC	DE	100%	by CHE NE Street LLC
9350 Civic Center Drive, LLC	DE	100%	by 9350 Civic Center JV, LLC
9350 Civic Center JV, LLC	DE	50.0%	by SBC Civic Center LLC
A Bus Could Run Limited	GBR	100%	by Fulwell 73 Limited
A24 Analytics LLC	DE	100%	by A24 Films LLC
A24 Distribution, LLC	DE	100%	by A24 Films LLC
A24 Films, LLC	DE	35.0%	by Valence A24, LLC
A24 International LLC	DE	100%	by A24 Films LLC
A24 Investments LLC	DE	100%	by A24 Films LLC
A24 Merch LLC	DE	100%	by A24 Films LLC
A24 Music LLC	DE	100%	by A24 Films LLC
A24 Productions 1 LLC	DE	100%	by A24 Films LLC
A24 Productions 2 LLC	DE	100%	by A24 Films LLC
A24 Publishing LLC	DE	100%	by A24 Films LLC
A24 Services, LLC	DE	100%	by A24 Films LLC
A24 Studios LLC	DE	100%	by A24 Films LLC
A24 Sunset LLC	DE	100%	by A24 Films LLC
A24 TV Inc.	DE	100%	by After The Fact LLC
A24 TV LLC	DE	100%	by A24 Films LLC
A24 Ventures LLC	DE	100%	by A24 Films LLC
AB 148 Madison, LLC	NY	100%	by Aurify Brands, LLC
AB Wellco, LLC	DE	100%	by Aurify Brands, LLC
ABM JG Greenwich, LLC	DE	100%	by Aurify Brands Management, LLC
Adaptive Management, Inc.	DE	100%	by Knoema Corporation
Aequitas Estates (Poyle) Ltd	GBR	100%	by GDL (Aylesbury) Ltd
Aero Solutions Srl	Italy	100%	by Sirio S.p.A.
After The Fact LLC	DE	100%	by A24 Films LLC
AIC The Film Limited	GBR	100%	by Fulwell 73 Limited
Air Eldridge LLC	DE	100%	by Eldridge Corporate Services, LLC
Aircraft Hangar Services LLC	DE	100%	by Air Eldridge LLC
Alpha Data, LLC	DE	100%	by P-MRC Data, LLC
An Inconvenient Tooth LLC	DE	100%	by A24 Films LLC
Apocalypse Events LLC	CO	100%	by 13 FEG Touring Events, LLC
APQ 10 Fifth Avenue NY, LLC	DE	100%	by LPQ USA, LLC
APQ 1131 Madison Avenue NY, LLC	DE	100%	by LPQ USA, LLC
APQ 1399 Madison NY, LLC	DE	100%	by LPQ USA, LLC
APQ 1592 First Avenue NY, LLC	DE	100%	by LPQ USA, LLC
APQ 17th Street DC, LLC	DE	100%	by LPQ USA, LLC
APQ 33 Bakery Annex NY, LLC	DE	100%	by LPQ USA, LLC
APQ 33 Street Bakery NY, LLC	DE	100%	by LPQ USA, LLC
APQ 708 Third Avenue NY, LLC	DE	100%	by LPQ USA, LLC
APQ 85 Broad NY, LLC	DE	100%	by LPQ USA, LLC
APQ 8th and Walnut PA, LLC	DE	100%	by LPQ USA, LLC
APQ Americana CA, LLC	DE	100%	by LPQ USA, LLC
APQ Bethesda MD, LLC	DE	100%	by LPQ USA, LLC
6

Name	Jurisdiction	Percent of Voting Securities Owned
APQ Beverly Hills CA, LLC	DE	100%	by LPQ USA, LLC
APQ Blaine Mansion DC, LLC	DE	100%	by LPQ USA, LLC
APQ Bleecker NY, LLC	DE	100%	by LPQ USA, LLC
APQ Bryant Park Kiosk NY, LLC	DE	100%	by LPQ USA, LLC
APQ Bryant Park NY, LLC	DE	100%	by LPQ USA, LLC
APQ Calabasas CA, LLC	DE	100%	by LPQ USA, LLC
APQ Capitol Hill DC, LLC	DE	100%	by LPQ USA, LLC
APQ Carnegie Hill NY, LLC	DE	100%	by LPQ USA, LLC
APQ Carroll Square DC, LLC	DE	100%	by LPQ USA, LLC
APQ Chevy Chase MD, LLC	DE	100%	by LPQ USA, LLC
APQ Claremont CA, LLC	DE	100%	by LPQ USA, LLC
APQ Clarendon VA, LLC	DE	100%	by LPQ USA, LLC
APQ Coconut Grove FL, LLC	DE	100%	by LPQ USA, LLC
APQ E53 NY, LLC	DE	100%	by LPQ USA, LLC
APQ E65 NY, LLC	DE	100%	by LPQ USA, LLC
APQ Encino Bakery CA, LLC	DE	100%	by LPQ USA, LLC
APQ Fashion Island CA, LLC	DE	100%	by LPQ USA, LLC
APQ First Avenue NY, LLC	DE	100%	by LPQ USA, LLC
APQ Florence Bakery Annex CA, LLC	DE	100%	by LPQ USA, LLC
APQ Garden City NY, LLC	DE	100%	by LPQ USA, LLC
APQ Grand Central West NY, LLC	DE	100%	by LPQ USA, LLC
APQ Greenwich CT, LLC	DE	100%	by LPQ USA, LLC
APQ Larchmont CA, LLC	DE	100%	by LPQ USA, LLC
APQ Lincoln Square NY, LLC	DE	100%	by LPQ USA, LLC
APQ Manhattan Beach CA, LLC	DE	100%	by LPQ USA, LLC
APQ Merrifield VA, LLC	DE	100%	by LPQ USA, LLC
APQ Mineral Springs NY, LLC	DE	100%	by LPQ USA, LLC
APQ New Canaan CT, LLC	DE	100%	by LPQ USA, LLC
APQ Rye NY, LLC	DE	100%	by LPQ USA, LLC
APQ Sailboat Pond NY, LLC	DE	100%	by LPQ USA, LLC
APQ South End Avenue NY, LLC	DE	100%	by LPQ USA, LLC
APQ South Gayley CA, LLC	DE	100%	by LPQ USA, LLC
APQ Spring Valley DC, LLC	DE	100%	by LPQ USA, LLC
APQ Studio City CA, LLC	DE	100%	by LPQ USA, LLC
APQ Tribeca NY, LLC	DE	100%	by LPQ USA, LLC
APQ Tuxedo Bakery MD, LLC	DE	100%	by LPQ USA, LLC
APQ Verdi Park NY, LLC	DE	100%	by LPQ USA, LLC
APQ Villa Marina CA, LLC	DE	100%	by LPQ USA, LLC
APQ Westlake CA, LLC	DE	100%	by LPQ USA, LLC
APQ Wildwood MD, LLC	DE	100%	by LPQ USA, LLC
Arch Portfolio Trust, LLC	DE	100%	by EPH, LLC
ARK PIPE Fund I, LLC	DE	100%	by Bruce Park Portfolio Trust, LLC
Armstrong Portfolio Trust, LLC	DE	100%	by EPH, LLC
Arotr LLC	DE	49.0%	by StarVista Live LLC
Arstar Productions, LLC	CA	100%	by Keshet/dcp LLC
Asbury Boss, LLC	DE	100%	by Eldridge IP Holdings LLC
Asian Perspective Media, LLC	DE	100%	by Valence APM, LLC
Associated Aircraft Group, LLC	DE	100%	by Fractional Sales, LLC
Asylum Holdings, LLC	CO	100%	by 13FEG Haunted Holdings, LLC
Auburndale, LLC	KS	100%	by Security Benefit Corporation
Aurify Brands Holdings, LLC	NY	100%	by Aurify Brands, LLC
Aurify Brands Management, LLC	DE	100%	by Aurify Brands, LLC
Aurify Brands, LLC	NY	30.1%	by Palmer Portfolio Trust, LLC
7

Name	Jurisdiction	Percent of Voting Securities Owned
Aurify Brands, LLC	NY	29.7%	by Putnam Asset Holdings, LLC
Aurify Brands, LLC	NY	23.2%	by Arch Portfolio Trust, LLC
Aurify Fish Tacos Holdings LLC	NY	100%	by Aurify Brands Holdings, LLC
Baia Waterviews LLC	DE	100%	by CHE Edgewater LLC
Baleta sp.zo.o	Poland	100%	by PZO JV B.V.
Ballinshire Asset Holdings, LLC	DE	100%	by Ballinshire Capital Funding Trust
Ballinshire Asset Holdings, LLC	DE	100%	by EPH Holdings, LLC
Ballinshire Capital Funding Trust	DE	100%	by EPH Holdings, LLC
Ballinshire FA Holdings, LLC	NJ	100%	by Ballinshire Capital Funding Trust
Bambino Films LLC	DE	100%	by MRC II Holdings, LP
Bambino Films UK Limited	GBR	100%	by MRC II Holdings, LP
Banner Creek Bridge, LLC	KS	100%	by Security Benefit Corporation
Bath Road Properties Ltd.	GBR	75.0%	by Galliard Holdings Ltd
BBMA Holdings I, LLC	DE	100%	by MRC Live & Alternative Holdings, LLC
BBMA Holdings, LLC	DE	100%	by DCP Rights, LLC
BBMA Parent, LLC	DE	100%	by CP Investment Holdings, LLC
BCM 625 Broadway Holdco LLC	DE	93.0%	by CI San Diego Holdings LLC
BCM 625 Broadway LLC	DE	100%	by BCM 625 Broadway Holdco LLC
Be Funny When You Can LLC	LA	100%	by A24 Films LLC
Beach Hotel Associates LLC	DE	100%	by EC 17th Street MezzCo LLC
Beaumont Hills LLC	DE	100%	by Cain Hoy UK Holdings Limited
Bedford Portfolio Trust, LLC	DE	100%	by EPH, LLC
Beef LLC	DE	100%	by A24 Films LLC
BEEU The Film Limited	GBR	100%	by Fulwell 73 UK Limited
Benedict White, LLC	CA	100%	by MRC II Holdings, LP
Bentley Park, LLC	DE	100%	by Security Benefit Life Insurance Company
BFT Entertainment Inc	DE	100%	by Fulwell 73 Productions US, Inc.
BFT Entertainment LLC	CA	100%	by Fulwell 73 Productions US, Inc.
BH Luxury Residences, LLC	DE	100%	by BHLR Investco, LLC
BHDM LendCo, LLC	DE	100%	by Cain International LP
BHLR Intermediate Co, LLC	DE	100%	by BHLR Investco, LLC
BHLR Investco, LLC	DE	65.0%	by CI BH Holdings LLC
Big Springs, LLC	KS	100%	by Security Benefit Corporation
Bilbao Asset Holdings, LLC	DE	100%	by Bilbao Capital, LLC
Bilbao Capital, LLC	DE	100%	by SBT Investors, LLC
Bilbao-KCI, LLC	DE	90.0%	by Bilbao Capital, LLC
Billboard IP Holdings LLC	DE	50.0%	by Billboard Media, LLC
Billboard IP Holdings, LLC	DE	50.0%	by BBMA Holdings, LLC
Billboard Media, LLC	DE	100%	by P-MRC Music, LLC
Birdie 3 Limited	GBR	100%	by Eagle 2 Limited
Blackbrook Capital (Europe) Carry LP	GBR	0%	Mgmt. by Blackbrook Capital (Europe) GP, LLC
Blackbrook Capital (Europe) GP, LLC	DE	100%	by Eldridge BB Holdings, LLC
Blackbrook Capital (Europe) Limited	GBR	100%	by Blackbrook Capital (Europe) LP
Blackbrook Capital (Europe) LP	GBR	0%	Mgmt. by Blackbrook Capital (Europe) GP, LLC
Blackbrook Capital (Europe) SARL	LUX	100%	by Blackbrook Capital (Europe) LP
Blackbrook Property Holdings SARL	LUX	100%	by Blackbrook Capital (Europe) SARL
Blue Cat Productions, LLC	DE	100%	by MRC II Holdings, LP
Bombshow Productions, LLC	CA	100%	by Keshet/dcp LLC
Boundless The Film Limited	GBR	100%	by Fulwell 73 UK Limited
Brewskee Limited	GBR	100%	by Competitive Socialising Limited
Bridge Road Southall 2 Ltd	GBR	100%	by Bridge Road Southall Ltd
Bridge Road Southall Ltd	GBR	64.3%	by Galliard Developments Ltd
Bridge Road Southall Newco Limited	GBR	61.9%	by Galliard Developments Ltd
8

Name	Jurisdiction	Percent of Voting Securities Owned
Brightside Productions LLC	CA	100%	by MRC II Holdings, LP
Brightside Productions LLC	NJ	100%	by MRC II Holdings, LP
Brookville Industries, LLC	KS	100%	by Sherwood Park, Inc.
Bros The Film Limited	GBR	100%	by Fulwell 73 UK Limited
Bruce Park Portfolio Trust, LLC	DE	100%	by EPH, LLC
Buda Hills JV B.V.	Netherlands	90.0%	by CIEF1 UK Holdings Limited
C092 The Film Limited	GBR	50.0%	by Fulwell 73 Limited
C4G Holdings, LLC	DE	100%	by Lifestyle Products Group LLC
CAC CIP GP LLC	DE	100%	by Cain International II LP
CAC CIP LP	DE	0%	Mgmt. by CAC CIP GP LLC
Cain Acquisition Corporation	CYM	80.8%	by CI Sponsor LLC
Cain Acquisition Corporation	CYM	17.53%	by CAC CIP LP
Cain Hoy Enterprises (U.K.) Limited	GBR	100%	by Cain Hoy UK Holdings Limited
Cain Hoy Finance Limited	GBR	100%	by CH Capital A Holdings LLC
Cain Hoy UK Holdings Limited	MLT	100%	by CHE UK Holdings LP
Cain Hoy US LLC	DE	100%	by Cain International LP
Cain International Advisers Ltd	GBR	100%	by Cain International AM LP
Cain International Agent Ltd	GBR	100%	by Cain International AM LP
Cain International AM LP	GBR	0%	Mgmt. by CI AM GP Ltd
Cain International Equity Fund 2 GP LLC	DE	100%	by Cain International AM LP
Cain International Equity Fund 2 LP	DE	80.0%	by Cain International Equity Fund 2 GP LLC
Cain International Equity Fund 2 LP	DE	20.0%	by CI Founder Partner LP
Cain International European Real Estate Opportunity Fund I GP Limited	GBR	100%	by Cain International AM LP
Cain International European Real Estate Opportunity Fund I GP Limited	JEY	100%	by Cain International AM LP
Cain International European Real Estate Opportunity Fund I LP	GBR	0%	Mgmt. by Cain International European Real Estate Opportunity Fund I GP Limited
Cain International European Real Estate Opportunity Fund I LP	JEY	0%	Mgmt. by Cain International European Real Estate Opportunity Fund I GP Limited
Cain International II LP	DE	0%	Mgmt. by Eldridge CH GP LLC
Cain International LP	DE	0%	Mgmt. by Eldridge CH GP LLC
Cain International Management Ltd	GBR	100%	by Cain International AM LP
Cain International UK Services Ltd	GBR	100%	by Cain International AM LP
Cain International US Services LP	DE	0%	Mgmt. by CI US Services GP LLC
CAIS Access Fund - Asia Fund IV GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Access Fund - Asia Fund IV LP	DE	0%	Mgmt. by CAIS Access Fund - Asia Fund IV GP LLC
CAIS Access Fund - BCRE I GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Access Fund - BCRE I LP	DE	0%	Mgmt. by CAIS Access Fund - BCRE I GP LLC
CAIS Access Fund - BCRE II GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Access Fund - BCRE II LP	DE	0%	Mgmt. by CAIS Access Fund - BCRE II GP LLC
CAIS Access Fund - MMC 2018 (Offshore) LP	CYM	0%	Mgmt. by CAIS Access Fund - MMC 2018 GP LLC
CAIS Access Fund - MMC 2018 GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Access Fund - MMC 2018 LP	DE	0%	Mgmt. by CAIS Access Fund - MMC 2018 GP LLC
CAIS Adams Street Private Income Fund LLC	DE	100%	by Capital Integration Systems LLC
CAIS Alkeon Innovation Private Series II GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Alkeon Innovation Private Series II LP	DE	0%	Mgmt. by CAIS Alkeon Innovation Private Series II GP LLC
CAIS Apollo HV Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Apollo Hybrid Value Access Fund LP	DE	0%	Mgmt. by CAIS Apollo HV Access Fund GP LLC
CAIS Apollo Infrastructure Opportunities II Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
9

Name	Jurisdiction	Percent of Voting Securities Owned
CAIS Apollo Infrastructure Opportunities II Access Fund LP	DE	0%	Mgmt. by CAIS Apollo Infrastructure Opportunities II Access Fund GP LLC
CAIS Ares Senior Direct Lending II (TE) GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Ares Senior Direct Lending II (TE) LP	DE	0%	Mgmt. by CAIS Ares Senior Direct Lending II (TE) GP LLC
CAIS Ares Senior Direct Lending II GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Ares Senior Direct Lending II LP	DE	0%	Mgmt. by CAIS Ares Senior Direct Lending II GP LLC
CAIS BC Fund XIII, GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS BC Fund XIII, LP	DE	0%	Mgmt. by CAIS BC Fund XIII, GP LLC
CAIS Blackstone Growth GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Blackstone Growth LP	DE	0%	Mgmt. by CAIS Blackstone Growth GP LLC
CAIS Blackstone Tactical Opportunities Fund IV GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Blackstone Tactical Opportunities Fund IV LP	DE	0%	Mgmt. by CAIS Blackstone Tactical Opportunities Fund IV GP LLC
CAIS Blackstone TAS V GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Blackstone TAS V LP	DE	0%	Mgmt. by CAIS Blackstone TAS V GP LLC
CAIS Blackstone TAS VI GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Blackstone TAS VI LP	DE	0%	Mgmt. by CAIS Blackstone TAS VI GP LLC
CAIS BTAS VIII Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS BTAS VIII Access Fund, LP	DE	0%	Mgmt. by CAIS BTAS VIII Access Fund GP LLC
CAIS Capital LLC	DE	100%	by Capital Integration Systems LLC
CAIS Carlyle Direct Access GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Carlyle Direct Access II GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Carlyle Direct Access II LP	DE	0%	Mgmt. by CAIS Carlyle Direct Access II GP LLC
CAIS Carlyle Direct Access LP	DE	0%	Mgmt. by CAIS Carlyle Direct Access GP LLC
CAIS Carlyle Realty Partners IX Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Carlyle Realty Partners IX Access Fund LP	DE	0%	Mgmt. by CAIS Carlyle Realty Partners IX Access Fund GP LLC
CAIS Carlyle Renewable and Sustainable Energy Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Carlyle Renewable and Sustainable Energy Fund LP	DE	0%	Mgmt. by CAIS Carlyle Renewable and Sustainable Energy Fund GP LLC
CAIS Crawford Lake Fund Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS DES Composite Fund LLC	DE	100%	by Capital Integration Systems LLC
CAIS DES Oculus LLC	DE	100%	by Capital Integration Systems LLC
CAIS DES Oculus Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS Financial Credit Investment IV Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Financial Credit Investment IV Access Fund LP	DE	0%	Mgmt. by CAIS Financial Credit Investment IV Access Fund GP LLC
CAIS ICG Strategic Equity III GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS ICG Strategic Equity III LP	DE	0%	Mgmt. by CAIS ICG Strategic Equity III GP LLC
CAIS ICG Strategic Equity IV GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS ICG Strategic Equity IV LP	DE	0%	Mgmt. by CAIS ICG Strategic Equity IV GP LLC
CAIS Insurance Solutions LLC	DE	100%	by Capital Integration Systems LLC
CAIS KKR Asset Based Finance Partners Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS KKR Asset Based Finance Partners Access Fund, LP	DE	0%	Mgmt. by CAIS KKR Asset Based Finance Partners Access Fund GP LLC
CAIS KKR Asset Based Finance Partners Offshore Access Fund, LP	CYM	0%	Mgmt. by CAIS KKR Asset Based Finance Partners Access Fund GP LLC
10

Name	Jurisdiction	Percent of Voting Securities Owned
CAIS Mercer Private Equity Vintage Fund (TE) I LP	DE	0%	Mgmt. by CM PEVF I GP LLC
CAIS Mercer Private Equity Vintage Fund I LP	DE	0%	Mgmt. by CM PEVF I GP LLC
CAIS Mercer Private Equity Vintage Fund II LP	DE	0%	Mgmt. by CM PEVF II GP LLC
CAIS Millennium Intl. Commitment Fund Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS Millennium Intl. Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS Millennium USA Commitment Fund LLC	DE	100%	by Capital Integration Systems LLC
CAIS Millennium USA LLC	DE	100%	by Capital Integration Systems LLC
CAIS OZMF LLC	DE	100%	by Capital Integration Systems LLC
CAIS OZMF Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS Paloma International Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS Paloma Partners LLC	DE	100%	by Capital Integration Systems LLC
CAIS SL Alpine II, GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS SL Alpine II, LP	DE	0%	Mgmt. by CAIS SL Alpine II, GP LLC
CAIS Third Point Offshore Fund Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS Third Point Partners LLC	DE	100%	by Capital Integration Systems LLC
CAIS WorldQuant Millennium WMQS GEAE LLC	DE	100%	by Capital Integration Systems LLC
CAIS WorldQuant Millennium WMQS GEAE Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
Canon Portfolio Trust, LLC	KS	100%	by EPH, LLC
Capital Integration Systems LLC	DE	36.17%	by Eldridge CG Holdings LLC
CardCash Holdings, LLC	DE	86.0%	by Wanamaker Portfolio Trust, LLC
Cardinal River LLC	DE	100%	by A24 Films LLC
Carlostron, LLC	DE	100%	by Media Capital Holdings, LLC
Cary Street Capital, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Cavalcade Productions, LLC	DE	100%	by MRC II Holdings, LP
CBAM Agency Services, LLC	DE	100%	by CBAM Partners, LLC
CBAM Charleston, LLC	DE	100%	by CBAM Holdings, LLC
CBAM CLO Management Europe, LLC	DE	100%	by CBAM Partners, LLC
CBAM CLO Management LLC	DE	100%	by CBAM Partners, LLC
CBAM Credit Opportunities Fund GP, LLC	DE	100%	by CBAM Partners, LLC
CBAM Credit Opportunities Fund, LP	DE	100%	by CBAM Partners, LLC
CBAM Credit Opportunities Master Fund, LP	CYM	100%	by CBAM Partners, LLC
CBAM Credit Opportunities Offshore Fund, LP	CYM	100%	by CBAM Partners, LLC
CBAM Equity Fund GP, LLC	DE	100%	by CBAM Partners, LLC
CBAM Equity Fund, LP	DE	100%	by CBAM Equity Fund GP, LLC
CBAM Feeco, LLC	DE	100%	by CBAM Partners, LLC
CBAM Holdings, LLC	DE	56.5%	by Eldridge AM Holdings, LLC
CBAM MAG Finance, LLC	KS	100%	by Chain Bridge Opportunistic Funding Holdings, LLC
CBAM Partners, LLC	DE	100%	by CBAM Holdings, LLC
CBAM Secured Loan Fund GP, LLC	DE	100%	by CBAM Holdings, LLC
CBAM Secured Loan Fund, LP	DE	100%	by CBAM Secured Loan Fund GP, LLC
CBAM SPAC Fund GP, LLC	DE	100%	by CBAM Partners, LLC
CBAM SPAC Fund, LP	DE	100%	by CBAM Partners, LLC
CBAM SSVP, LLC	KS	100%	by Chain Bridge Opportunistic Funding Holdings, LLC
Celiana sp. zo. O	Poland	100%	by PZO JV B.V.
CF-G Funding II, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CF-G Funding III, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CF-G Funding, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CH Capital A Holdings LLC	DE	100%	by Cain Hoy UK Holdings Limited
11

Name	Jurisdiction	Percent of Voting Securities Owned
CH Capital B Holdings, LLC	DE	100%	by CH Capital A Holdings LLC
CH Kansas, LLC	KS	100%	by Security Benefit Corporation
CH McCourt (The Stage) LLC	DE	0%	Board rights held by CH Capital A Holdings LLc
Chain Bridge Opportunistic Funding Holdings, LLC	KS	100%	by Security Benefit Corporation
Chain Bridge Opportunistic Funding, LLC	KS	100%	by Chain Bridge Opportunistic Funding Holdings, LLC
CHE 830 Brickell LLC	DE	100%	by CHE Miami Holdings LLC
CHE Edgewater LLC	DE	100%	by CHE Miami Holdings LLC
CHE Miami Holdings LLC	DE	100%	by CHE US Holdings LLC
CHE NE Street LLC	DE	100%	by CHE Miami Holdings LLC
CHE SBE Holdings, LLC	DE	100%	by CHE US Holdings LLC
CHE SJG Holdings LLC	DE	100%	by CHE US Holdings LLC
CHE SJG LLC	DE	100%	by CHE SJG Holdings LLC
CHE South Brickell LLC	DE	100%	by CHE Miami Holdings LLC
CHE UK GP Limited	JEY	100%	by Cain International LP
CHE UK Holdings LP	JEY	0%	Mgmt. by CHE UK GP Limited
CHE US Holdings LLC	DE	100%	by Cain International LP
Chemex I Corp.	OK	100%	by El Dorado Chemical Company
Cherokee Nitrogen L.L.C.	OK	100%	by LSB Chemical L.L.C.
Chisholm Trail, LLC	KS	100%	by Security Benefit Life Insurance Company
Chubby Panda LLC	DE	100%	by A24 Films LLC
CI AM GP Ltd	GBR	100%	by Cain International II LP
CI AM UK Holdings Limited	GBR	100%	by Cain International AM LP
CI BH Holdings II LLC	DE	71.49%	by Cain International LP
CI BH Holdings II LLC	DE	28.51%	by Mason Portfolio Trust, LLC
CI BH Holdings LLC	DE	71.5%	by Cain International LP
CI BH Holdings LLC	DE	28.50%	by Wanamaker Portfolio Trust, LLC
CI Boston Holdings LLC	DE	49.00%	by Cain International LP
CI Boston Holdings LLC	DE	51.0%	by Cain International Equity Fund 2 LP
CI CB3 Subfund	Ireland	100%	by Cain International European Real Estate Opportunity Fund I LP
CI Co-Invest I LLP	GBR	25.0%	by Cain International Management Ltd
CI Courchevel LLP	GBR	0%	Board rights held by CH Capital B Holdings, LLC
CI Courchevel LLP	GBR	0%	Board rights held by CH Capital A Holdings LLC
CI Diplomat Holdings LLC	DE	1.0%	by Cain International LP
CI DMO Holding 2 LLC	DE	100%	by BCM 625 Broadway Holdco LLC
CI DMO Holdings LLC	DE	100%	by Cain International LP
CI EREO I CIP GP Limited	GBR	100%	by Cain International AM LP
CI EREO I CIP GP Limited	JEY	100%	by Cain International AM LP
CI EREO I CIP LP	GBR	0%	Mgmt. by CI EREO I CIP GP Limited
CI EREO I CIP LP	JEY	0%	Mgmt. by CI EREO I CIP GP Limited
CI ExchangeCo Limited	GBR	99.0%	by Cain Hoy UK Holdings Limited
CI ExchangeCo Limited	GBR	1.0%	by Cain Hoy Enterprises (U.K.) Limited
CI FCL Funding 1 Limited	GBR	100%	by CI FCL Investor LP
CI FCL Investor GP Limited	GBR	100%	by Cain International LP
CI FCL Investor LP	GBR	100%	by CI FCL Investor GP Limited
CI FLL Holdings, LLC	DE	100%	by Cain International LP
CI Founder Partner GP LLC	DE	100%	by Cain International LP
CI Founder Partner LP	DE	0%	Mgmt. by CI Founder Partner GP LLC
CI GGL Limited	GBR	100%	by CH Capital A Holdings LLC
CI Koryfeum Sarl	LUX	100%	by CIEF1 UK Holdings Limited
CI Milan Limited	GBR	95.00%	by Jampurchaseco Limited
12

Name	Jurisdiction	Percent of Voting Securities Owned
CI Roman Holdings Sarl	LUX	100%	by CIEF1 UK Holdings Limited
CI San Diego Holdings LLC	DE	14.0%	by Cain International LP
CI Sponsor LLC	DE	100%	by Cain International LP
CI Student Strat 1 CIP GP Limited	JEY	100%	by Cain International AM LP
CI Student Strat 1 CIP SLP	JEY	100%	by Cain International Management Ltd
CI Student Strat 1 GP Limited	JEY	100%	by Cain International AM LP
CI Student Strat 1 LP	JEY	100%	by CI Student Strat 1 CIP SLP
CI US Services GP LLC	DE	100%	by Cain International AM LP
CI W57th Street Holdings LLC	DE	49.0%	by Cain International LP
CI W57th Street Holdings LLC	DE	51.0%	by Cain International Equity Fund 2 LP
CIEF1 UK Holdings Limited	GBR	100%	by Cain International European Real Estate Opportunity Fund I LP
CI-F Zenith GP Limited	JEY	100%	by CI Student Strat 1 LP
CI-F Zenith LP	JEY	100%	by CI Student Strat 1 LP
CI-F Zenith UK Holdings Limited	GBR	100%	by CI-F Zenith LP
CL The Film Limited	GBR	100%	by Fulwell 73 UK Limited
Click Records, Inc.	DE	100%	by dcp Holdco I, LLC
CM PEVF I GP LLC	DE	100%	by Capital Integration Systems LLC
CM PEVF II GP LLC	DE	100%	by Capital Integration Systems LLC
Collins Park, LLC	KS	100%	by Dayton Funding II, LLC
Competitive Socialising Group Limited	GBR	68.81%	by Jampurchaseco Limited
Competitive Socialising Limited	GBR	68.81%	by Jampurchaseco Limited
Competitive Socializing US LLC	DE	100%	by Competitive Socialising Limited
Convergent Financial Technologies LLC	DE	100%	by SE2 Technologies LLC
Coronado Heights, LLC	KS	100%	by Security Benefit Life Insurance Company
Corporate Funding VIII, LLC	DE	100%	by EPH Holdings, LLC
Country Music Cruise 18 LLC	DE	100%	by StarVista Live LLC
Country Music Cruise 19 LLC	DE	100%	by StarVista Live LLC
Country Music Cruise 20 LLC	DE	100%	by StarVista Live LLC
Country Music Cruise 21 LLC	DE	100%	by StarVista Live LLC
CP Investment Holdings, LLC	DE	100%	by dcp Holdco II, LLC
CPI Productions, Inc.	DE	100%	by dcp Holdco I, LLC
Craneshaw House Limited	GBR	66.0%	by Galliard Holdings Ltd
Crazed Glaze LLC	DE	100%	by A24 Films LLC
Creativity Media Ltd	GBR	100%	by Fulwell 73 Limited
Crestview Park, LLC	KS	100%	by Security Benefit Corporation
Croatan Holdings, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
CSL (Jam) Limited	GBR	100%	by Competitive Socialising Limited
Dancing Pictures Limited	New Zealand	100%	by Origin Picture Show LLC
Davisville Holdings S.a r.l	LUX	90.0%	by CIEF1 UK Holdings Limited
Dawn Acres III, LLC	DE	100%	by Security Benefit Corporation
Dawn Acres IV, LLC	DE	100%	by Security Benefit Corporation
Dawn Acres V, LLC	DE	100%	by Security Benefit Corporation
Dawson 1967, LLC	KS	100%	by Security Benefit Corporation
Dayton Funding II, LLC	DE	100%	by Sherwood Park, Inc.
Dayton Funding, LLC	DE	100%	by Security Benefit Corporation
DC Company Music, LLC	CA	100%	by MRC Live & Alternative, LLC
dcp Corp.	DE	100%	by dcp Holdco I, LLC
dcp Disc Inc.	DE	100%	by dcp Holdco I, LLC
DCP Funding LLC	DE	81.5%	by Valence Media Partners, LLC
DCP Guaranty Services, LLC	DE	100%	by MRC Live & Alternative, LLC
dcp Holdco I, LLC	DE	100%	by DCP Funding LLC
13

Name	Jurisdiction	Percent of Voting Securities Owned
dcp Holdco II, LLC	DE	100%	by Mirror Media IP Holdings, LLC
DCP Rights, LLC	DE	100%	by DCP Guaranty Services, LLC
dcp TL Funding LLC	DE	50.0%	by CP Investment Holdings, LLC
Dcpg investco, LLC	DE	100%	by MRC Live & Alternative Holdings, LLC
Dcpl investco, LLC	DE	100%	by MRC Live & Alternative Holdings, LLC
Death On A Tuesday LLC	DE	100%	by A24 Films LLC
Denver Zombie Crawl, LLC	CO	100%	by 13 FEG Touring Events, LLC
Desert Screams LLC	AZ	100%	by 13FEG Haunted Holdings, LLC
DHAI Video LLC	DE	100%	by Direct Holdings Global LLC
Dick Clark Communications, Inc.	DE	100%	by dcp Holdco I, LLC
Dick Clark Features, Inc.	CA	100%	by dcp Holdco I, LLC
Dick Clark Film Group, Inc.	CA	100%	by dcp Holdco I, LLC
Dick Clark Kids, Inc.	DE	100%	by dcp Holdco I, LLC
Dick Clark Media Archives, LLC	CA	100%	by MRC Live & Alternative, LLC
Dick Clark Restaurants, Inc.	DE	100%	by dcp Holdco I, LLC
Digital Media Asset Holdings, LLC	DE	100%	by Media Capital Holdings, LLC
Direct Holdings Americas LLC	DE	100%	by Direct Holdings U.S. LLC
Direct Holdings Customer Service Inc.	DE	100%	by Direct Holdings Americas LLC
Direct Holdings Global LLC	DE	100%	by Mosaic Media Investment Partners, LLC
Direct Holdings IP LLC	DE	100%	by Direct Holdings U.S. LLC
Direct Holdings Libraries Inc.	DE	100%	by dcp Holdco I, LLC
Direct Holdings U.S. LLC	DE	100%	by Direct Holdings Global LLC
DLICT, LLC	DE	75.0%	by Eldridge Industries, LLC
DNBR Funding II, LLC	DE	100%	by Dunbarre Insurance Agency, LLC
DNBR Funding, LLC	KS	100%	by Dunbarre Insurance Agency, LLC
Do It Live LLC	DE	100%	by A24 Films LLC
Donkey Elephant Productions, LLC	DE	100%	by Mayfair Portfolio Trust, LLC
Dornwood Park,LLC	KS	100%	by Security Benefit Corporation
Double Yew LLC	DE	100%	by A24 Films LLC
DS Malecon Holdings LLC	DE	100%	by Steamboat Portfolio Trust, LLC
DS MB Holdings LLC	DE	100%	by Steamboat Portfolio Trust, LLC
DTC The Film Limited	GBR	100%	by Fulwell 73 UK Limited
Dunbarre Insurance Agency, LLC	DE	100%	by SBL Holdings, Inc.
Dynamo 1C S.a.r.l.	DE	100%	by Dynamo Holdings SCSP
Dynamo GP S.a.r.l.	LUX	100%	by CI Courchevel LLP
Dynamo Holdings SCSP	LUX	0%	Mgmt. by Dynamo GP S.a.r.l.
Dynamo PW S.a.r.l.	LUX	100%	by Dynamo Holdings SCSP
E&D PH RE Holdings LLC	DE	100%	by E&D RE Holdings LLC
E&D RE Holdings LLC	DE	49.99%	by Eldridge E&D RE Holdings LLC
E&D W RE 1546 NC HWY 56 LLC	DE	100%	by E&D W RE Holdings LLC
E&D W RE 1808 MIAMI BLVD LLC	DE	100%	by E&D W RE Holdings LLC
E&D W RE 2214 ERIC LANE LLC	DE	100%	by E&D W RE Holdings LLC
E&D W RE 226 GRAHAM-HOPDALE RD LLC	DE	100%	by E&D W RE Holdings LLC
E&D W RE 2423 S CHURCH ST LLC	DE	100%	by E&D W RE Holdings LLC
E&D W RE 375 S CHURTON ST LLC	DE	100%	by E&D W RE Holdings LLC
E&D W RE 735 MADISON BLVD LLC	DE	100%	by E&D W RE Holdings LLC
E&D W RE 808 E ATLANTIC ST LLC	DE	100%	by E&D W RE Holdings LLC
E&D W RE Holdings LLC	DE	100%	by E&D RE Holdings LLC
E&D W RE 1301 MEBANE OAKS RD LLC	DE	100%	by E&D W RE Holdings LLC
E10 Holdings Kft	Hungary	100%	by Buda Hills JV B.V.
E10 Project Kft	Hungary	100%	by E10 Holdings Kft
EACS II, LLC	DE	100%	by Eldridge Industries, LLC
EACS LLC	DE	100%	by Eldridge Industries, LLC
14

Name	Jurisdiction	Percent of Voting Securities Owned
Eagle 2 Limited	GBR	100%	by Competitive Socialising Group Limited
Earhart Capital, LLC	KS	100%	by Triple8, LLC
Easy Mark CDN Productions Inc	CAN	100%	by MRC II Holdings, LP
Easy Mark, LLC	CA	100%	by MRC II Holdings, LP
EBBH, LLC	DE	100%	by Eldridge Industries, LLC
EC 17th Street Holdings LLC	DE	100%	by Eldridge 17th Street Holdings LLC
EC 17th Street MezzCo LLC	DE	100%	by EC 17th Street Holdings LLC
EC 58th Street Holdings II LLC	DE	100%	by EC 58th Street Holdings LLC
EC 58th Street Holdings LLC	DE	100%	by Eldridge 58th Street Holdings LLC
EC 58th Street LLC	DE	100%	by EC 58th Street MezzCo LLC
EC 58th Street MezzCo LLC	DE	100%	by EC 58th Street Holdings II LLC
EC Zenith Holdings LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Echidna Capital LLC	DE	70.0%	by Anthony D. Minella, Individual
EDC Ag Products Company L.L.C.	OK	100%	by El Dorado Chemical Company
Eden T Entertainment Inc.	DE	100%	by Fulwell 73 Productions US, Inc.
Eden T Productions LLC	CA	100%	by Eden T Entertainment Inc.
Edgewood Portfolio Trust, LLC	DE	100%	by EPH, LLC
EEH 2017 Preferred Member, LLC	DE	100%	by SBT Investors, LLC
EEH 2017, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
EEH 2017-AHC, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
EEH 2017-EC, LLC	DE	100%	by EEH 2017 Prefered Member, LLC
EH2021, LLC	DE	100%	by SE2 Holdings, LLC
E-HS Investor II, LLC	DE	100%	by EHSI Holdings II, LLC
E-HS Investor, LLC	DE	100%	by EHSI Holdings, LLC
EHSI Holdings II, LLC	DE	100%	by Security Benefit Corporation
EHSI Holdings, LLC	DE	100%	by Security Benefit Corporation
EISCP Co-Invest Holdings, LLC	DE	100%	by Bedford Portfolio Trust, LLC
EKW Holdings II LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
EKW Holdings III LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
EKW Holdings IV LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
EKW Holdings LLC	DE	100%	by Vista Portfolio Trust, LLC
EKW Holdings V LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
El Dorado Ammonia L.L.C.	OK	100%	by El Dorado Chemical Company
El Dorado Chemical Company	OK	100%	by LSB Chemical L.L.C.
El Dorado Nitrogen L.L.C.	OK	100%	by LSB Chemical L.L.C.
Eldridge 17th Street Holdings LLC	DE	100%	by Arch Portfolio Trust, LLC
Eldridge 58th Street Holdings LLC	DE	100%	by Arch Portfolio Trust, LLC
Eldridge 625 Broadway, LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge Accelerant Funding, LLC	DE	100%	by Grove Lane Portfolio Trust, LLC
Eldridge Aircraft Services LLC	DE	100%	by EPH II, LLC
Eldridge Alpaca Funding, LLC	DE	100%	by Steamboat Portfolio Trust, LLC
Eldridge AM Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge ARK Crypto US Fund Holdings LLC	DE	100%	by Vista Portfolio Trust, LLC
Eldridge BB Holdings, LLC	DE	100%	by EBBH, LLC
Eldridge BBLP, LLC	DE	100%	by Eldridge BB Holdings, LLC
Eldridge Bitkraft Funding LLC	DE	100%	by Steamboat Portfolio Trust, LLC
Eldridge Blockchain.com Funding LLC	DE	100%	by Maple Portfolio Trust, LLC
Eldridge Buckle Funding, LLC	DE	100%	by Primrose Portfolio Trust, LLC
Eldridge Business Services LLC	DE	99.0%	by Eldridge Corporate Services, LLC
Eldridge CEC Funding, LLC	DE	100%	by Collins Park, LLC
Eldridge CG Holdings LLC	DE	0%	Mgmt. by Eldridge FS Holdings, LLC
Eldridge CGCI, LLC	DE	100%	by Eldridge FS Holdings, LLC
Eldridge CH GP LLC	DE	100%	by Eldridge CH Holdings, LLC
15

Name	Jurisdiction	Percent of Voting Securities Owned
Eldridge CH Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge CH LP LLC	DE	100%	by Eldridge CH Holdings, LLC
Eldridge Charlston LLC	DE	100%	by Eldridge CHG Holdings LLC
Eldridge CHG Holdings LLC	DE	100%	by Eldridge Industries, LLC
Eldridge CI GP LLC	DE	100%	by Eldridge CI Holdings II LLC
Eldridge CI Holdings II LLC	DE	100%	by Eldridge AM Holdings, LLC
Eldridge CI LP LLC	DE	100%	by Eldridge CI Holdings II LLC
Eldridge Clearcover Holdings LLC	DE	100%	by Bruce Park Portfolio Trust, LLC
Eldridge Cloudframe Holdings LLC	DE	100%	by Madison Portfolio Trust, LLC
Eldridge Corporate Funding LLC	DE	100%	by EPH II, LLC
Eldridge Corporate Services, LLC	DE	100%%	by Eldridge Industries, LLC
Eldridge Cutover Holdings LLC	DE	100%	by Maple Portfolio Trust, LLC
Eldridge CVPF II Holdings, LLC	DE	100%	by Pinecrest Portfolio Trust, LLC
Eldridge Dataminr Holdings LLC	DE	100%	by Bruce Park Portfolio Trust, LLC
Eldridge DBDK Funding, LLC	DE	100%	by Vista Portfolio Trust, LLC
Eldridge Diplomat Holdings, LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge DK Holdings LLC	DE	20.00%	by Bruce Park Portfolio Trust, LLC
Eldridge DK Holdings LLC	DE	40.0%	by Steamboat Portfolio Trust, LLC
Eldridge DK Holdings, LLC	DE	20.0%	by Armstrong Portfolio Trust, LLC
Eldridge DK Holdings, LLC	DE	20.00%	by Vista Portfolio Trust, LLC
Eldridge DK II, LLC	DE	100%	by Mayfair Portfolio Trust, LLC
Eldridge DK, LLC	DE	100%	by Eldridge DK Holdings, LLC
Eldridge DMO, LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge DTS Funding, LLC	DE	100%	by Maple Portfolio Trust, LLC
Eldridge E&D RE Holdings LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge ELO Funding LLC	DE	100%	by Mason Portfolio Trust, LLC
Eldridge Epic Holdings II, LLC	DE	99.0%	by SBC LAD Holdings, LLC
Eldridge Epic Holdings II, LLC	DE	1.0%	by Eldridge Industries, LLC
Eldridge Epic Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Equipment Finance LLC	DE	100%	by EPH, LLC
Eldridge Esports Funding II LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge Esports One Funding LLC	DE	100%	by Steamboat Portfolio Trust, LLC
Eldridge Executive Services LLC	DE	99.0%	by Eldridge Corporate Services, LLC
Eldridge Expensify Holdings LLC	DE	100%	by Maple Portfolio Trust, LLC
Eldridge FEG Holdings	DE	100%	by Steamboat Portfolio Trust, LLC
Eldridge Fevo Funding, LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge FGNY Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge FS Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Gaming 247 Funding LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge G-Form Holdings LLC	DE	100%	by Mayfair Portfolio Trust, LLC
Eldridge Gizer Funding LLC	DE	100%	by Maple Portfolio Trust, LLC
Eldridge goPuff Holdings LLC	DE	11.43%	by Bruce Park Portfolio Trust, LLC
Eldridge goPuff Holdings LLC	DE	88.57%	by Palmer Portfolio Trust, LLC
Eldridge Happy Money Funding LLC	DE	100%	by Canon Portfolio Trust, LLC
Eldridge HIFI Funding, LLC	DE	100%	by Madison Portfolio Trust, LLC
Eldridge HIP Ventures, LLC	DE	100%	by Mayfair Portfolio Trust, LLC
Eldridge Homodeus Funding LLC	DE	100%	by Vista Portfolio Trust, LLC
Eldridge HZACS LLC	DE	100%	by Eldridge Industries, LLC
Eldridge HZNAS, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge HZNCS, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge HZONS LLC	DE	100%	by Eldridge Industries, LLC
Eldridge IE Funding II, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge IE Funding LLC	DE	100%	by Ruby Portfolio Trust, LLC
16

Name	Jurisdiction	Percent of Voting Securities Owned
Eldridge Industries, LLC	DE	0%	by Echidna Capital LLC
Eldridge Industries, LLC	DE	87.5%	by SBT Investors, LLC
Eldridge Industries, LLC	DE	2.1%	by Bilbao-KCI, LLC
Eldridge Industries, LLC	DE	5.6%	by EEH 2017-EC, LLC
Eldridge IP Holdings LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Kamerra Funding, LLC	DE	100%	by Primrose Portfolio Trust, LLC
Eldridge KRNL Funding LLC	DE	100%	by Putnam Asset Holdings, LLC
Eldridge Laylo Holdings LLC	DE	100%	by Putnam Asset Holdings, LLC
Eldridge LPC Funding, LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge Maranon Holdings, LLC	DE	100%	by Eldridge AM Holdings, LLC
Eldridge MasterClass Holdings LLC	DE	100%	by Madison Portfolio Trust, LLC
Eldridge Netomi Holdings LLC	DE	100%	by Bedford Portfolio Trust, LLC
Eldridge NPC Holdings LLC	DE	0%	Mgmt. by Eldridge Industries, LLC
Eldridge PayActiv Holdings LLC	DE	100%	by Mason Portfolio Trust, LLC
Eldridge PCH Holdings, LLC	DE	100%	by Vista Portfolio Trust, LLC
Eldridge PIPE Holdings II, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge PIPE Holdings, LLC	DE	100%	by Palmer Portfolio Trust, LLC
Eldridge Pixion Funding LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge Powerboard Holdings LLC	DE	100%	by Madison Portfolio Trust, LLC
Eldridge PPRO Holdings LLC	DE	100%	by Maple Portfolio Trust, LLC
Eldridge Qloo Holdings LLC	DE	100%	by Bedford Portfolio Trust, LLC
Eldridge QuantaDT Holdings LLC	DE	100%	by Putnam Asset Holdings, LLC
Eldridge RDCP II Holdings, LLC	DE	100%	by Ruby Portfolio Trust, LLC
Eldridge Resilience Holdings LLC	DE	100%	by Bruce Park Portfolio Trust, LLC
Eldridge ROS Holdings LLC	DE	100%	by Mayfair Portfolio Trust, LLC
Eldridge RV Funding LLC	DE	30.0%	by Canon Portfolio Trust, LLC
Eldridge SamCart Funding, LLC	DE	100%	by Pinecrest Portfolio Trust, LLC
Eldridge SBC Holdings LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Scopely Holdings LLC	DE	100%	by Maple Portfolio Trust, LLC
Eldridge SEAT Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Services Incorporated	DE	100%	by Eldridge Corporate Services, LLC
Eldridge SFLY Funding, LLC	DE	100%	by Potwin Place, LLC
Eldridge SkyHive Holdings LLC	DE	100%	by Primrose Portfolio Trust, LLC
Eldridge SLG Holdings, LLC	DE	100%	by Steamboat Portfolio Trust, LLC
Eldridge SMH Co-Invest Holdings LLC	DE	100%	by Ruby Portfolio Trust, LLC
Eldridge Snap! Holdings LLC	DE	100%	by Primrose Portfolio Trust, LLC
Eldridge Stash Funding LLC	DE	100%	by Maple Portfolio Trust, LLC
Eldridge Tax Services Inc.	DE	100%	by Eldridge Business Services LLC
Eldridge Tripledot Holdings LLC	DE	100%	by Maple Portfolio Trust, LLC
Eldridge Truebill Funding, LLC	DE	20.0%	by Armstrong Portfolio Trust, LLC
Eldridge Truebill Funding, LLC	DE	80.0%	by Mason Portfolio Trust, LLC
Eldridge Unqork Holdings LLC	DE	70.0%	by Maple Portfolio Trust, LLC
Eldridge Util Holdings, LLC	DE	100%	by Mayfair Portfolio Trust, LLC
Eldridge Viral Nation Holdings LLC	DE	100%	by Bedford Portfolio Trust, LLC
Eldridge VM Holdings LLC	DE	100%	by Bedford Portfolio Trust, LLC
Eldridge VS, LLC	DE	100%	by Mayfair Portfolio Trust, LLC
Eldridge Wellthy Funding LLC	DE	100%	by Canon Portfolio Trust, LLC
Eli Entertainment Inc.	DE	100%	by Fulwell 73 Productions US, Inc.
Eli Entertainment LLC	CA	100%	by Eli Entertainment Inc.
Elia Management LLC	DE	100%	by A24 Films LLC
Ellicott Limited	JEY	100%	by Beaumont Hills LLC
Elliott Bay Capital Trust, LLC	DE	99.0%	by Elliott Bay Parent LLC
Elliott Bay Healthcare Realty Holdings II LLC	DE	100%	by Elliott Bay Holdings LLC
17

Name	Jurisdiction	Percent of Voting Securities Owned
Elliott Bay Healthcare Realty Holdings III LLC	DE	100%	by Elliott Bay Holdings LLC
Elliott Bay Healthcare Realty Holdings LLC	DE	100%	by Elliott Bay Holdings LLC
Elliott Bay Healthcare Realty II LLC	DE	100%	by Elliott Bay Healthcare Realty Holdings II LLC
Elliott Bay Healthcare Realty III LLC	DE	100%	by Elliott Bay Healthcare Realty Holdings III LLC
Elliott Bay Healthcare Realty LLC	DE	100%	by Elliott Bay Healthcare Realty Holdings LLC
Elliott Bay Holdings LLC	DE	91.89%	by Elliott Bay Parent LLC
Elliott Bay LLC	DE	100%	by Elliott Bay Holdings LLC
Elliott Bay Parent LLC	DE	100%	by Mason Portfolio Trust, LLC
Elm Portfolio Trust LLC	DE	100%	by EPH II, LLC
Elo Entertainment Inc.	DE	28.0%	by Eldridge ELO Funding LLC
EMO Holdings, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Empty Suit, LLC	CA	100%	by MRC II Holdings, LP
E-OZ 2019-1, LLC	DE	98.76%	by EPH, LLC
EPH Holdings II, LLC	DE	100%	by Eldridge Industries, LLC
EPH Holdings, LLC	DE	100%	by EPH Holdings II, LLC
EPH II, LLC	DE	100%	by EPH Holdings, LLC
EPH, LLC	DE	100%	by EPH II, LLC
Epic Aero, Inc.	DE	13.61%	by Epic Preferred Holdings II LLC
Epic Aero, Inc.	DE	21.53%	by Epic Preferred Holdings LLC
Epic Preferred Holdings II LLC	KS	36.032%	by Potwin Place, LLC
Epic Preferred Holdings II LLC	KS	6.066%	by Hillcrest Holdings, LLC
Epic Preferred Holdings II LLC	KS	19.87%	by Quinton Heights, LLC
Epic Preferred Holdings II LLC	KS	38.033%	by PD Holdings LLC
Epic Preferred Holdings LLC	DE	8.99%	by Oakridge Portfolio Trust, LLC
Epic Preferred Holdings LLC	DE	18.11%	by Edgewood Portfolio Trust, LLC
Epic Preferred Holdings LLC	DE	8.58%	by Pinecrest Portfolio Trust, LLC
Epic Preferred Holdings LLC	DE	2.23%	by Vista Portfolio Trust, LLC
Epic Preferred Holdings LLC	DE	6.54%	by Bruce Park Portfolio Trust, LLC
Epic Preferred Holdings LLC	DE	12.91%	by Palmer Portfolio Trust, LLC
Epic Preferred Holdings LLC	DE	9.60%	by Canon Portfolio Trust, LLC
Epic Preferred Holdings LLC	DE	2.38%	by Steamboat Portfolio Trust, LLC
Epic Preferred Holdings LLC	DE	16.81%	by Putnam Asset Holdings, LLC
Epic Preferred Holdings LLC	DE	1.76%	by Mayfair Portfolio Trust, LLC
Epic Preferred Holdings LLC	DE	12.09%	by Arch Portfolio Trust, LLC
Epic Preferred, LLC	DE	100%	by Epic Preferred Holdings LLC
ESL The Film Limited	GBR	100%	by Fulwell 73 UK Limited
Eternal Springs Productions LLC	NY	100%	by MRC II Holdings, LP
Everest Fuel Management, LLC	DE	100%	by Tuvoli, LLC
Everly Holdings, LLC	DE	100%	by SBL Holdings, Inc.
Everly Incentive Plan, LLC	DE	100%	by Everly Holdings, LLC
Everly, LLC	KS	100%	by Everly Holdings, LLC
F&B Advisory Company LLC	DE	50.00%	by Eldridge NPC Holdings LLC
F73 Awards Inc.	DE	100%	by Fulwell 73 Productions US, Inc.
F73 Productions Limited	GBR	100%	by Fulwell 73 Limited
Fairchild Place Ltd	GBR	100%	by The Stage Shoreditch (Master) Unit Trust
False Positive LLC	DE	100%	by After The Fact LLC
Family Secret Productions, Inc.	DE	100%	by dcp Holdco I, LLC
Fang Shui, LLC	DE	100%	by MRC II Holdings, LP
Farah Film Limited	GBR	100%	by Fulwell 73 UK Limited
Farmhold Financial Holdings LLC	DE	50.0%	by Canon Portfolio Trust, LLC
Farmhold Financial LLC	DE	100%	by Farmhold Financial Holdings LLC
Farmhold Financial Management Holdings LLC	DE	100%	by Farmhold Financial Holdings LLC
18

Name	Jurisdiction	Percent of Voting Securities Owned
Farmhold Financial Management Intermediate Holdings LLC	DE	100%	by Farmhold Financial Management Holdings LLC
Farmhold Financial Management LLC	DE	1.0%	by Farmhold Financial Management Intermediate Holdings LLC
Farmhold Financial Management LLC	DE	99.0%	by Farmhold Financial Management Holdings LLC
Farmhold Lending LLC	DE	100%	by Farmhold Financial Holdings LLC
FC Virginia Soccer Club LLC	VA	100%	by Cain International LP
Fear Farm Holdings, LLC	AZ	100%	by 13FEG Haunted Holdings, LLC
Felix Keane Enterprises LLC	DE	100%	by A24 Films LLC
Fever Lake LLC	LA	100%	by After The Fact LLC
Fever Lake Rights LLC	DE	100%	by A24 Films LLC
Fevo Czech s.r.o.	Czech Republic	100%	by Fevo, Inc.
Fevo d.o.o. Beograd	Serbia	100%	by Fevo, Inc.
Fevo, Inc.	DE	20.19%	by Wanamaker Portfolio Trust, LLC
FGC 101 Maiden, LLC	NY	100%	by Fields GC, LLC
FGC 148 Madison, LLC	NY	100%	by Fields GC, LLC
FGC 24 E12, LLC	DE	100%	by Fields GC, LLC
FGC 275 Madison, LLC	NY	100%	by Fields GC, LLC
FGC 304 PAS, LLC	NY	100%	by Fields GC, LLC
FGC 599 Lexington, LLC	NY	100%	by Fields GC, LLC
FGNY ParentCo Holdings, LLC	DE	100%	by Eldridge FGNY Holdings, LLC
FHI Holdings LLC	DE	50.1%	by FHI Investor, LLC
FHI Investor, LLC	DE	100%	by Monarch Field, LLC
Fields GC, LLC	NY	56.0%	by Aurify Brands, LLC
Film Expo Group Holdings LLC	DE	85.7%	by Eldridge FEG Holdings LLC
Film Expo Group Intermediate Holdings, LLC	DE	100%	by Film Expo Group Holdings LLC
Film Expo Group LLC	DE	99.0%	by Film Expo Group Holdings LLC
FilmNation Partners, LLC	DE	20.2%	by MRC II Distribution Company, L.P.
First Security Benefit Life Insurance and Annuity Company of New York	NY	100%	by SBL Holdings, Inc.
Fish Tacos NY 1, LLC	NY	61.6%	by Aurify Fish Tacos Holdings, LLC
Flexjet Limited	GBR	100%	by One Sky Flight, LLC
Flexjet Malta Holdings Limited	Malta	100%	by Volare Acquisitions, Limited
Flexjet Malta Operations Limited	Malta	100%	by Flexjet Malta Holdings Limited
Flexjet Operations Ltd.	GBR	100%	by Volare Acquisitions, Limited
Flexjet, LLC	GBR	100%	by One Sky Flight, LLC
Flight Options, LLC	DE	100%	by One Sky Flight, LLC
Flower Power Cruise 18 LLC	DE	100%	by StarVista Live LLC
Flower Power Cruise 19 LLC	DE	100%	by StarVista Live LLC
Flower Power Cruise 20 LLC	DE	100%	by StarVista Live LLC
Flower Power Cruise Fall 21 LLC	DE	100%	by StarVista Live LLC
Flower Power Cruise Spring 21 LLC	DE	100%	by StarVista Live LLC
Fort Pruf Rock Mezz LLC	DE	100%	by Fort Rock Pruf Parent LLC
Fort Rock Pruf Parent LLC	DE	33.33%	by CI FLL Holdings, LLC
Fort Rock Pruf Trustee LLC	DE	100%	by Fort Pruf Rock Mezz LLC
Fortwell Capital Limited	GBR	80.0%	by Cain International II LP
Fox River Investments, LLC	DE	100%	by Spoon River Investments, LLC
FP Rights LLC	DE	100%	by A24 Films LLC
FPR 1 Member LLC	DE	100%	by Fort Rock Pruf Parent LLC
FPR Investor LLC	DE	100%	by FPR 1 Member LLC
FPR US 1 LLC	DE	100%	by Fort Rock Pruf Parent LLC
Fractional Sales, LLC	DE	100%	by One Sky Flight, LLC
19

Name	Jurisdiction	Percent of Voting Securities Owned
Free State Funding, LLC	KS	100%	by Security Benefit Corporation
FreezeCorp LLC	DE	100%	by A24 Films LLC
FreezeCorp Rights LLC	DE	100%	by A24 Films LLC
Frimpse Film Productions Ltd	CAN	100%	by Frimpse LLC
Frimpse LLC	CA	100%	by MRC II Holdings, LP
Froome Film Limited	GBR	100%	by Fulwell 73 UK Limited
Fulwell 73 Holdco Limited	GBR	32.0%	by Valence FW73, LLC
Fulwell 73 Limited	GBR	100%	by Fulwell 73 Holdco Limited
Fulwell 73 Productions US, Inc.	DE	100%	by Fulwell 73 UK Limited
Fulwell 73 Project Q, LLC	Qatar	100%	by Fulwell 73 UK Limited
Fulwell 73 UK Limited	GBR	100%	by Fulwell 73 Holdco Limited
Fulwell Music Limited	GBR	100%	by Fulwell 73 Limited
Future Autumn LLC	DE	100%	by After The Fact LLC
FX Leasing, LLC	DE	100%	by SCF Aviation Capital LLC
Galliard Developments Ltd	GBR	100%	by GDL Holdco Limited
Galliard Group Limited	GBR	10.3%	by CI GGL Limited
Galliard Holdings Ltd	GBR	100%	by Galliard Group Limited
Gaming 247, Inc.	DE	13.90%	by Eldridge Gaming 247 Funding LLC
Garfield Park, LLC	KS	100%	by Security Benefit Corporation
GC Rights LLC	DE	100%	by A24 Films LLC
GDL (Aylesbury) Ltd	GBR	51.0%	by Galliard Developments Ltd
GDL (Birmingham Middleway) Ltd	GBR	66.0%	by Galliard Holdings Ltd
GDL (Chiswick) LLP	GBR	66.0%	by Galliard Holdings Ltd
GDL (Creekside) Ltd	GBR	52.0%	by Galliard Holdings Ltd
GDL (Kilmorie) Ltd	GBR	100%	by Galliard Holdings Ltd
GDL (Luton) Developments Ltd	GBR	90.0%	by Galliard Holdings Ltd
GDL (Millharbour) Ltd	GBR	100%	by Galliard Developments Ltd
GDL (Romford) Limited	GBR	100%	by Galliard Developments Ltd
GDL (Slough) Developments Ltd	GBR	100%	by Galliard Holdings Ltd
GDL (Sub 2) Limited	GBR	100%	by Galliard Developments Ltd
GDL (Sub 3) Limited	GBR	100%	by Galliard Developments Ltd
GDL (TCRW) Limited	GBR	100%	by Galliard Developments Ltd
GDL (Tower Bridge Road) Limited	GBR	70.0%	by Galliard Developments Ltd
GDL Holdco Limited	GBR	0%	Board rights held by CH Capital A Holdings LLc
GEC Finance, LLC	DE	100%	by Eldridge Industries, LLC
Generate Entertainment, LLC	DE	100%	by MRC Live & Alternative Holdings, LLC
Gennessee Insurance Agency, LLC	DE	100%	by SBL Holdings, Inc.
G-Form, LLC	RI	23.50%	by Wanamaker Portfolio Trust, LLC
GHL (Hendon Hall) Ltd	GBR	100%	by Galliard Holdings Ltd
GIV-X 4098, LLC	DE	100%	by Air Eldridge LLC
Gizer Inc.	DE	26.23%	by Eldridge Gizer Funding LLC
Glow Holdings, LLC	DE	100%	by Pumpkin Fest Holdings, LLC
Golden Dragons, LLC	CA	100%	by MRC II Holdings, LP
GRE Austin, LLC	DE	100%	by Great Room Escape, LLC
GRE Chicago, LLC	DE	100%	by Great Room Escape, LLC
GRE Cincinnati, LLC	DE	100%	by Great Room Escape, LLC
GRE Cleveland, LLC	DE	100%	by Great Room Escape, LLC
GRE Columbus, LLC	OH	100%	by Great Room Escape, LLC
GRE Dallas, LLC	DE	100%	by Great Room Escape, LLC
GRE Denver, LLC	DE	100%	by Great Room Escape, LLC
GRE Houston, LLC	TX	100%	by Great Room Escape, LLC
GRE Jacksonville, LLC	FL	100%	by Great Room Escape, LLC
GRE Nashville, LLC	TN	100%	by Great Room Escape, LLC
20

Name	Jurisdiction	Percent of Voting Securities Owned
GRE San Antonio, LLC	DE	100%	by Great Room Escape, LLC
GRE Tempe, LLC	DE	100%	by Great Room Escape, LLC
Great Green Room, LLC	CA	100%	by MRC II Holdings, LP
Great Room Escape, LLC	CO	100%	by 13 FEG Ops, LLC
Greedy Hippo LLC	DE	100%	by After The Fact LLC
Grove Lane Portfolio Trust, LLC	DE	100%	by EPH, LLC
GS BTS Limited	GBR	100%	by Fulwell 73 UK Limited
GS TV Productions Ltd	GBR	50.0%	by Fulwell 73 UK Limited
Guacamole Airlines LLC	DE	100%	by A24 Films LLC
GV 667, LLC	DE	100%	by Air Eldridge LLC
GVI 6274, LLC	DE	100%	by Air Eldridge LLC
H of A Production Limited	GBR	100%	by Fulwell 73 Limited
Halfnelson Films UK Limited	GBR	100%	by MRC II Holdings, LP
Halfnelson Films, LLC	CA	100%	by MRC II Holdings, LP
Halo Aviation Ltd.	GBR	100%	by Flexjet Operations Ltd.
Harsh Times, LLC	DE	30.0%	by MRC Investments, LLC
Hawk Trail, LLC	DE	100%	by Security Benefit Life Insurance Company
High Roller Productions LLC	CA	100%	by MRC II Holdings, LP
Highland Peak Asset Holdings, LLC	DE	100%	by Highland Peak Trust
Highland Peak FA Holdings, LLC	NJ	100%	by Highland Peak Trust
Hillcrest Holdings, LLC	KS	100%	by Dayton Funding, LLC
HME Holdings, LLC	DE	100%	by HME Investors, LLC
HME Investors, LLC	DE	100%	by Eldridge Industries, LLC
HNW Investors, LLC	KS	100%	by SBL Holdings, Inc.
Holliday Park, LLC	KS	100%	by Dayton Funding, LLC
Horizon II Sponsor, LLC	DE	25.7%	by MRC Horizon II, LLC
Horizon II Sponsor, LLC	DE	28.00%	by Eldridge HZONS LLC
Horizon III Sponsor, LLC	DE	46.67%	by Eldridge HZNAS, LLC
Horizon IV Sponsor, LLC	DE	100%	by Eldridge Industries, LLC
Horizon Sponsor, LLC	DE	30.33%	by Eldridge HZACS LLC
Hot Costs LLC	DE	100%	by A24 Films LLC
Hot Sauce LLC	CA	100%	by MRC II Holdings, LP
Hotdog Hands LLC	DE	100%	by A24 Films LLC
House of Torment LLC	TX	100%	by 13FEG Haunted Holdings, LLC
Hungry City, LLC	DE	100%	by MRC II Holdings, LP
Hyphen Hyphen LLC	DE	100%	by After The Fact LLC
HZACS CI, LLC	DE	0%	Mgmt. by Eldridge HZACS LLC
HZONS CI, LLC	DE	0%	Mgmt. by Eldridge HZONS LLC
Ibiza 87 Limited	GBR	100%	by Fulwell 73 Limited
IDF V, LLC	DE	100%	by Security Benefit Life Insurance Company
IDF VI, LLC	DE	100%	by Security Benefit Life Insurance Company
Imatech Technologies LLC	DE	100%	by A24 Films LLC
Jampurchaseco Limited	GBR	100%	by Cain International LP
Jazz Hands Motion Picture Group LLC	DE	100%	by A24 Films LLC
Jefferson Remark Funding LLC	DE	100%	by Jefferson Square 1892, LLC
Jefferson Square 1892, LLC	DE	100%	by Dayton Funding II, LLC
Jessica House Developments Ltd	GBR	95.0%	by Galliard Holdings Ltd
JJ Concepts Limited	GBR	50.00%	by Jampurchaseco Limited
JJ ISQ Limited	GBR	100%	by JJ Concepts Limited
Jola20, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Jonty LLC	DE	100%	by A24 Films LLC
JP Initiative, LLC	DE	100%	by Eldridge Business Services LLC
Jubilee Scripted Limited	GBR	100%	by Fulwell 73 UK Limited
21

Name	Jurisdiction	Percent of Voting Securities Owned
Juno Albatros, S.L.U.	Spain	100%	by Juno Holdings Spain 1, S.L.U.
Juno CB 1, S.L.U.	Spain	100%	by Juno Holdings Spain 2, S.L.U.
Juno Corn, S.L.U.	Spain	100%	by Juno Holdings Spain 1, S.L.U.
Juno EURO, S.L.U.	Spain	100%	by Juno Holdings Spain 1, S.L.U.
Juno Holdings Lux 2 S.a.r.l	LUX	100%	by Juno Holdings Lux I S.a.r.l
Juno Holdings Lux 3 S.a.r.l.	LUX	100%	by Juno Holdings Lux I S.a.r.l
Juno Holdings Lux I S.a.r.l	LUX	95.0%	by Juno Holdings Lux Sarl
Juno Holdings Lux M Sarl	LUX	100%	by Juno Holdings Lux Sarl
Juno Holdings Lux Sarl	LUX	100%	by CIEF1 UK Holdings Limited
Juno Holdings Spain 1, S.L.U.	Spain	100%	by Juno Holdings Lux 2 S.a.r.l
Juno Holdings Spain 2, S.L.U.	Spain	100%	by Juno Holdings Lux 3 S.a.r.l.
Juno Mini, S.L.U.	Spain	100%	by Juno Holdings Spain 1, S.L.U.
Juno Munt, S.L.U.	Spain	100%	by Juno Holdings Spain 1, S.L.U.
Juno Plan, S.L.U.	Spain	100%	by Juno Holdings Spain 1, S.L.U.
Keep Spitballing LLC	DE	100%	by A24 Films LLC
Keshet/dcp LLC	DE	50.0%	by MRC Live & Alternative Holdings, LLC
Kitewood (Creekside) Limited	GBR	75.0%	by GDL (Creekside) Limited
KMA Gems LLC	DE	100%	by After The Fact LLC
Knight Takes King Productions, LLC	DE	100%	by MRC II Holdings, LP
Knoema Corporation	DE	100%	by Knoema Holdings, LLC
Knoema Holdings, LLC	DE	86.2%	by SB Knoema Holdings, LLC
Knoema IT Solutions India Private Limited	India	100%	by Knoema Corporation
Knoema Rus Limited Liability Company	Russia	100%	by Knoema Corporation
Koryfeum GmbH	LUX	50.0%	by CI Koryfeum Sarl
Krakow Office Park B.V.	Netherlands	90.0%	by CIEF1 UK Holdings Limited
Kurkamart LLC	DE	100%	by A24 Films LLC
KWCI GP	Ireland	50.0%	by Cain International European Real Estate Opportunity Fund I GP Limited
KWCI LP	NJ	50.0%	by CI CB3 Subfund
KWSB Real Estate Venture I, LLC	DE	80.0%	by EKW Holdings LLC
KWSB Real Estate Venture II, LLC	DE	80.0%	by EKW Holdings II LLC
KWSB Real Estate Venture III, LLC	DE	80.0%	by EKW Holdings III LLC
KWSB Real Estate Venture IV, LLC	DE	80.0%	by EKW Holdings IV LLC
Last Rider Productions UK Limited	GBR	100%	by MRC Documentary, L.P.
Last Rider Productions, LLC	CA	100%	by MRC Documentary, L.P.
LB 1140 Broadway, LLC	NY	100%	by Little Beet, LLC
LB 125 Park, LLC	NY	100%	by Little Beet, LLC
LB 1291 First Avenue, LLC	DE	100%	by Little Beet, LLC
LB 148 Madison, LLC	NY	100%	by Little Beet, LLC
LB 320 Park, LLC	NY	100%	by Little Beet, LLC
LB Bryant Park, LLC	NY	100%	by Little Beet, LLC
LB City Vista, LLC	DE	100%	by Little Beet, LLC
LB Hanover Square, LLC	NY	100%	by Little Beet, LLC
LB Newport Center, LLC	NY	100%	by Little Beet, LLC
LB Roosevelt Field, LLC	NY	100%	by Little Beet, LLC
LB Sub W50, LLC	NY	100%	by LB W50, LLC
LB W50, LLC	NY	100%	by Little Beet, LLC
LB Westchester, LLC	NY	100%	by Little Beet, LLC
LB Westport, LLC	DE	100%	by Little Beet, LLC
LBT Chevy Chase, LLC	NY	100%	by Little Beet Table, LLC
LBT Greenwich, LLC	NY	100%	by Little Beet Table, LLC
Leadoff Investments, LLC	DE	100%	by SBT Investors, LLC
Life.io Holdco, LLC	DE	100%	by Life.io Holdings, LLC
22

Name	Jurisdiction	Percent of Voting Securities Owned
Life.io Holdings, LLC	DE	100%	by SE2 Technologies LLC
Life.io, LLC	DE	1.0%	by Life.io Holdings, LLC
Life.io, LLC	DE	100%	by Lifo.io Holdco, LLC
Lifestyle Products Group LLC	DE	100%	by Direct Holdings Global LLC
Little Beet Brands Holdings, LLC	DE	100%	by Aurify Brands Holdings, LLC
Little Beet Table, LLC	NY	100%	by Aurify Brands Holdings, LLC
Little Beet, LLC	NY	98.0%	by Aurify Brands Holdings, LLC
Liverpool Holdings Limited	GBR	100%	by CI-F Zenith UK Holdings Limited
LME1 Limited	GBR	100%	by Competitive Socialising Limited
Lost in the Andes, LLC	CA	100%	by MRC Documentary, L.P.
Love Retro LLC	DE	100%	by Lifestyle Products Group LLC
LPQ Sailboat Pond, Inc.	DE	100%	by APQ Sailboat Pond NY, LLC
LPQ USA, LLC	DE	100%	by Aurify Brands, LLC
LSB Chemical L.L.C.	OK	100%	by LSB Industries, Inc.
LSB Funding LLC	DE	100%	by NHNO Holdings LLC
LSB Industries, Inc.	DE	10.0%	by LSB Funding LLC
LU The Film Limited	GBR	50.0%	by Fulwell 73 Limited
Luxury Linoleum LLC	DE	100%	by A24 Films LLC
Madison Portfolio Trust, LLC	DE	100%	by EPH, LLC
Malecon Entertainment LLC	DE	50.0%	by DS Malecon Holdings LLC
Malt Shop Cruise 18 LLC	DE	100%	by StarVista Live LLC
Malt Shop Cruise 19 LLC	DE	100%	by StarVista Live LLC
Malt Shop Cruise 21 LLC	DE	100%	by StarVista Live LLC
Maman sait mieux Productions Inc.	CAN	100%	by Mommy Knows Best LLC
Maple Hill, LLC	KS	100%	by Security Benefit Corporation
Maple Portfolio Trust, LLC	DE	100%	by EPH, LLC
Maranon Capital Ultimate General Partner, LLC	DE	50.0%	by Eldridge Maranon Holdings, LLC
Maranon Capital, L.P.	DE	60.51%	by Eldridge Maranon Holdings, LLC
Maranon Centre Street Executive Fund LP	DE	99.00%	by Maranon Capital, L.P.
Maranon Centre Street General Partner, LP	DE	100%	by Maranon Capital Ultimate General Partner LLC
Maranon Centre Street Partnership LP	DE	0%	Mgmt. by Maranon Centre Street General Partner, LP
Maranon Centre Street SPV LLC	DE	100%	by Maranon Centre Street Partnership LP
Maranon Management LLC	DE	100%	by Maranon Capital, L.P.
Maranon Mezzanine Executive Fund, LP	DE	0%	Mgmt. by Maranon Mezzanine GP, LP
Maranon Mezzanine Fund II, LP	DE	0%	Mgmt. by Maranon Mezzanine GP II, LP
Maranon Mezzanine Fund, LP	DE	0%	Mgmt. by Maranon Mezzanine GP, LP
Maranon Mezzanine GP II, LP	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Mezzanine GP, LP	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Mezzanine Offshore Fund II, LP	CYM	0%	Mgmt. by Maranon Mezzanine GP II, LP
Maranon Senior Credit Fund II-A, LP	DE	0%	Mgmt. by Maranon Senior Credit GP II, L.P.
Maranon Senior Credit Fund II-B, LP	DE	0%	Mgmt. by Maranon Senior Credit GP II, L.P.
Maranon Senior Credit Fund IX DB, L.P.	DE	100%	by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit Fund IX GP, L.P.	DE	100%	by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit Fund IX, LLC	DE	0%	Mgmt. by Maranon Senior Credit Fund IX GP, L.P.
Maranon Senior Credit Fund IX, LLC	DE	100%	by Maranon Senior Credit Fund IX DB, L.P.
Maranon Senior Credit Fund V-Onshore SPV LLC	DE	100%	by Maranon Senior Credit Strategies Fund V-Levered, LP
Maranon Senior Credit GP II, L.P.	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit IV, LLC	KS	100%	by Security Benefit Corporation
23

Name	Jurisdiction	Percent of Voting Securities Owned
Maranon Senior Credit Opportunities Fund SPV GP, LP	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit Opportunities Fund SPV, LLC	DE	100%	by Maranon Senior Credit Opportunities Fund SPV, LP
Maranon Senior Credit Opportunities Fund SPV, LP	DE	0%	Mgmt. by Maranon Senior Credit Opportunities Fund SPV GP, LP
Maranon Senior Credit Strategies Fund V-Levered, LP	DE	0%	Mgmt. by Maranon Senior Credit Strategies GP V, LP
Maranon Senior Credit Strategies Fund V-Unlevered, LP	DE	0%	Mgmt. by Maranon Senior Credit Strategies GP V, LP
Maranon Senior Credit Strategies Fund X GP, L.P.	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit Strategies Fund X-Levered, L.P.	DE	0%	Mgmt. by Maranon Senior Credit Strategies Fund X GP, L.P.
Maranon Senior Credit Strategies Fund X-Unlevered, L.P.	DE	0%	Mgmt. by Maranon Senior Credit Strategies Fund X GP, L.P.
Maranon Senior Credit Strategies GP V, LP	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit X-Levered SPV, LLC	DE	100%	by Maranon Senior Credit Strategies Fund X-Levered, L.P.
Maranon Senior Rated Fund I LLC	DE	0%	Mgmt. by Maranon Capital, L.P.
Maranon Services Corp.	DE	100%	by Maranon Capital, L.P.
Maranon Services, LLC	DE	99.90%	by Maranon Capital, L.P.
Mary The Film Limited	GBR	100%	by Fulwell 73 UK Limited
MASH EI Holdco, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Maslow's Group LLP	GBR	0%	Board rights held by CH Capital A Holdings LLC
Maslow's UK Services Ltd	GBR	100%	by 37-41 Mortimer Street LLP
Mason Portfolio Trust, LLC	DE	100%	by EPH, LLC
Massive Noise Holdings, LLC	DE	100%	by 13 FEG Ops, LLC
Massive Noise LLC	CO	100%	by Massive Noise Holdings, LLC
Mayfair Portfolio Trust, LLC	DE	100%	by EPH, LLC
MB Group Holdings LLC	DE	100%	by DS MB Holdings LLC
MB The Film Limited	GBR	100%	by Fulwell 73 UK Limited
Meadowlark Funding LLC	KS	100%	by Sherwood Park, Inc.
Media Capital Holdings, LLC	DE	100%	by Valence Media Group, LLC
Media Rights Capital II, LLC	DE	100%	by Original Narrative Library, LLC
Mediabistro Holdings LLC	DE	100%	by MB Group Holdings LLC
Meez Culinary Solutions, LLC	DE	9.8%	by Aurify Brands Management, LLC
Meez Culinary Solutions, LLC	DE	37.5%	by Aurify Brands, LLC
Mellotron, LLC	DE	40.0%	by Carlostron, LLC
Melt Shop Enterprises, LLC	NY	100%	by Melt Shop, LLC
Melt Shop, LLC	NY	96.5%	by Aurify Brands Holdings, LLC
Men Film Rights LLC	DE	100%	by A24 Films LLC
MF Master Seed Co., LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
MF Seed Co, LLC	DE	100%	by MF Master Seed Co, LLC
MG Warwick Street HoldCo Limited	GBR	100%	by Maslow's Group LLP
MG Warwick Street OpCo Limited	GBR	100%	by MG Warwick Street HoldCo Limited
MG Warwick Street PropCo Limited	GBR	100%	by MG Warwick Street HoldCo Limited
Miami Waterfront Ventures Mezz, LLC	DE	100%	by CHE South Brickell LLC
Miami Waterfront Ventures Parent, LLC	DE	60.0%	by CHE South Brickell LLC
Miami Waterfront Ventures, LLC	DE	100%	by CHE South Brickell LLC
Mill Link Developments Limited	GBR	100%	by Galliard Holdings Ltd
Miller Avenue Productions LLC	DE	100%	by A24 Films LLC
Miller Avenue Rights LLC	DE	100%	by A24 Films LLC
24

Name	Jurisdiction	Percent of Voting Securities Owned
Millway Drive LLC	DE	100%	by A24 Films LLC
Mine Creek, LLC	KS	100%	by Chain Bridge Opportunistic Funding Holdings, LLC
Ministry of Arts and Interrogation LLC	DE	100%	by A24 Films LLC
Ministry of Creative Reasoning LLC	DE	100%	by After The Fact LLC
Mirror Media IP Holdings, LLC	DE	100%	by Valence Media, LLC
Mirrors and Windows Films Inc.	CAN	100%	by A24 Films LLC
MK Debt, LLC	DE	100%	by LPQ USA, LLC
MK USA, LLC	DE	100%	by LPQ USA, LLC
Mommy Knows Best LLC	DE	100%	by A24 Films LLC
Monarch Field, LLC	KS	100%	by Security Benefit Life Insurance Company
Monroe Portfolio Trust, LLC	DE	100%	by Eldridge Industries, LLC
Monterey Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Monterra Asset Holdings, LLC	DE	100%	by Monterra Trust
Monterra FA Holdings, LLC	NJ	100%	by Monterra Trust
Monterra Trust	DE	100%	by EPH Holdings, LLC
Moon Base LLC	DE	100%	by A24 Films LLC
Morse Code UK Films Limited	GBR	100%	by MRC II Holdings, LP
Morse Code, LLC	CA	100%	by MRC II Holdings, LP
Mosaic Media Investment Partners, LLC	DE	100%	by MRC Live & Alternative Holdings, LLC
Mother Knows Post LLC	DE	100%	by A24 Films LLC
Motown The Film Limited	GBR	100%	by Fulwell 73 UK Limited
MPQ 1377 Sixth Avenue, LLC	NY	100%	by MK USA, LLC
MPQ 1400 Broadway, LLC	NY	100%	by MK USA, LLC
MPQ 1535 Third Avenue LLC	NY	100%	by MK USA, LLC
MPQ 1800 Broadway, LLC	NY	100%	by MK USA, LLC
MPQ 210 Joralemon, LLC	NY	100%	by MK USA, LLC
MPQ 2161 Broadway, LLC	NY	100%	by MK USA, LLC
MPQ 339 Seventh Avenue, LLC	NY	100%	by MK USA, LLC
MPQ 370 Lexington, LLC	NY	100%	by MK USA, LLC
MPQ 400 Fifth Avenue, LLC	NY	100%	by MK USA, LLC
MPQ 685 Third Avenue, LLC	NY	100%	by MK USA, LLC
MPQ 688 Bronx HoldCo, LLC	DE	100%	by MK USA, LLC
MPQ 787 Seventh Avenue LLC	NY	100%	by MK USA, LLC
MPQ 921 Broadway, LLC	NY	100%	by MK USA, LLC
MPQ Bronx Commissary, LLC	NY	100%	by MK USA, LLC
MRC Data Holdings, LLC	DE	100%	by Mirror Media IP Holdings, LLC
MRC Data, LLC	DE	100%	by P-MRC Data, LLC
MRC Documentary, L.P.	DE	99.9%	by Media Rights Capital II, LLC
MRC Horizon II, LLC	DE	100%	by Media Capital Holdings, LLC
MRC I Hedge Co, LLC	DE	100%	by MRC II Holdings, LP
MRC I Project Co, LLC	DE	100%	by MRC II Holdings, LP
MRC II Distribution Company, L.P.	DE	99.9%	by Media Rights Capital II, LLC
MRC II Holdings, LP	DE	99.9%	by MRC II Distribution Company, L.P.
MRC II Sub GP, LLC	DE	100%	by Media Rights Capital II, LLC
MRC International Distribution Company, Inc.	DE	100%	by MRC II Distribution Company, L.P.
MRC Investments, LLC	DE	100%	by Media Rights Capital II, LLC
MRC Live & Alternative Holdings, LLC	DE	100%	by CP Investment Holdings, LLC
MRC Live & Alternative, LLC	DE	100%	by MRC Live & Alternative Holdings, LLC
MRC Media Holdings LLC	DE	100%	by Mirror Media IP Holdings, LLC
MRC360, LLC	CA	100%	by MRC II Holdings, LP
MS 111 Fulton, LLC	NY	100%	by Melt Shop, LLC
MS Marketing Fund, LLC	NY	100%	by Melt Shop, LLC
25

Name	Jurisdiction	Percent of Voting Securities Owned
MS Menlo Park, LLC	NY	100%	by Melt Shop, LLC
MS Roosevelt Field, LLC	NY	100%	by Melt Shop, LLC
MS Smith Haven, LLC	NY	100%	by Melt Shop, LLC
MS Special Events, LLC	NY	100%	by Melt Shop, LLC
MS Staten Island, LLC	NY	100%	by Melt Shop, LLC
MS Sub W50, LLC	NY	100%	by MS W50, LLC
MS W26, LLC	NY	100%	by Melt Shop, LLC
MS W50, LLC	NY	100%	by Melt Shop, LLC
MS W52, LLC	NY	100%	by Melt Shop, LLC
MS Westchester, LLC	NY	100%	by Melt Shop, LLC
MSP The Film Limited	GBR	100%	by Fulwell 73 UK Limited
Music Business Worldwide Limited (UK)	GBR	50.0%	by MRC Media Holdings LLC
MV The Film Limited	GBR	100%	by Fulwell 73 UK Limited
N318MM, LLC	KS	50.0%	by Security Benefit Corporation
Nashville Nightmare, LLC	TN	100%	by Nightmare Holdings, LLC
Nashville The Film Limited	GBR	100%	by Fulwell 73 UK Limited
NBT Holdings, LLC	DE	97.00%	by Venture Brand Management LLC
Net-Net Worldwide LLC	DE	100%	by A24 Films LLC
NHNO Holdings LLC	DE	100%	by NPK Holdings LLC
Nicodemus Place, LLC	KS	100%	by Security Benefit Corporation
Nightmare Holdings, LLC	DE	100%	by 13FEG Haunted Holdings, LLC
No Commas LLC	DE	100%	by A24 Films LLC
Nolensville Invest S.L.	Spain	100%	by Pleasant Invest S.L.
North City Screams LLC	IL	100%	by 13FEG Haunted Holdings, LLC
Note Funding 1892-2, LLC	KS	100%	by EPH, LLC
NPC Holdings, Inc.	DE	99.44%	by NPC Restaurant Holdings II LLC
NPC International Holdings, LLC	DE	100%	by NPC Holdings, Inc.
NPC International, Inc.	DE	100%	by NPC Restaurant Holdings, LLC
NPC Operating Company B, Inc.	KS	100%	by NPC International, Inc.
NPC QB LLC	DE	100%	by NPC International, Inc.
NPC Quality Burgers, Inc.	KS	100%	by NPC International, Inc.
NPC RE Holdings LLC	DE	100%	by NPC Restaurant Holdings I LLC
NPC Restaurant Holdings I LLC	DE	49.99%	by Eldridge NPC Holdings LLC
NPC Restaurant Holdings II LLC	DE	100%	by NPC Restaurant Holdings I LLC
NPC Restaurant Holdings, LLC	DE	100%	by NPC International Holdings, LLC
NPK Holdings LLC	DE	100%	by EPH, LLC
NZC Capital LLC	DE	89.8%	by Todd L. Boehly, Individual
Oak Landing Production LLC	DE	100%	by A24 Films LLC
Oakridge Portfolio Trust, LLC	DE	100%	by EPH, LLC
Oaktree Entertainment, LLC	DE	100%	by MRC II Holdings, LP
Oasis BH, LLC	DE	33.2%	by CI BH Holdings LLC
Oasis BH, LLC	DE	20.20%	by CI BH Holdings II LLC
Oasis West Realty LLC	DE	100%	by OWR Mezz II Borrower LLC
OBH Intermediate Holdco, LLC	DE	100%	by Oasis BH, LLC
Objective Feedback LLC	DE	100%	by A24 Films LLC
On The Rocks LLC	DE	100%	by After The Fact LLC
One Sky Flight Holdings, LLC	DE	100%	by Epic Aero, Inc.
One Sky Flight, LLC	DE	100%	by One Sky Flight Holdings, LLC
Oorah Productions LLC	DE	100%	by A24 Films LLC
Orchard Wharf Developments Ltd	GBR	50.0%	by Galliard Holdings Ltd
Origin Picture Show LLC	DE	100%	by A24 Films LLC
Original Narrative Library, LLC	DE	100%	by Valence Media, LLC
Over The Hill Pictures LLC	DE	100%	by A24 Films LLC
26

Name	Jurisdiction	Percent of Voting Securities Owned
Owl Capital, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
OWR Mezz II Borrower LLC	DE	100%	by OBH Intermediate Holdco, LLC
Ozawkie LLC	KS	100%	by Dayton Funding, LLC
Paderna sp.zo.o	Poland	100%	by PZO JV B.V.
Palmer Portfolio Trust, LLC	DE	100%	by EPH, LLC
Palouse Productions Limited	DE	100%	by A24 Films LLC
Palouse Rights LLC	DE	100%	by A24 Films LLC
Panagram Holdings, LLC	DE	100%	by Eldridge AM Holdings, LLC
Panagram Senior Loan Fund I GP, LLC	DE	100%	by Panagram Holdings, LLC
Panagram Senior Loan Fund I, LP	DE	0%	Mgmt. by Panagram Senior Loan Fund I GP, LLC
Panagram Senior Loan Fund II GP, LLC	DE	100%	by Panagram Holdings, LLC
Panagram Senior Loan Fund II, LP	DE	0%	Mgmt. by Panagram Senior Loan Fund II GP, LLC
Panagram Senior Loan Fund III GP, LLC	DE	100%	by Panagram Holdings, LLC
Panagram Senior Loan Fund III, LP	DE	0%	Mgmt. by Panagram Senior Loan Fund III GP, LLC
Panagram Senior Loan Fund IV GP, LLC	DE	100%	by Panagram Holdings, LLC
Panagram Senior Loan Fund IV, LP	DE	0%	Mgmt. by Panagram Senior Loan Fund IV GP, LLC
Panagram Senior Loan Fund V GP, LLC	DE	100%	by Panagram Holdings, LLC
Panagram Senior Loan Fund V, LP	DE	0%	Mgmt. by Panagram Senior Loan Fund V GP, LLC
Panagram Senior Loan Fund VI GP, LLC	DE	100%	by Panagram Holdings, LLC
Panagram Senior Loan Fund VI, LP	DE	0%	Mgmt. by Panagram Senior Loan Fund VI GP, LLC
Panagram Services Holdings, LLC	DE	100%	by Panagram Holdings, LLC
Panagram Services, LLC	DE	1.0%	by Panagram Services Holdings, LLC
Panagram Services, LLC	DE	99.0%	by Panagram Holdings, LLC
Panagram Structured Asset Management, LLC	DE	100%	by Panagram Holdings, LLC
Papa MidCo Limited	GBR	95.00%	by CI Milan Limited
Passing The Baton LLC	DE	100%	by A24 Films LLC
PayActiv, Inc.	DE	13.12%	by Eldridge PayActiv Holdings LLC
PD Holdings LLC	DE	100%	by Dayton Funding II, LLC
PGM-MB Holdings LLC	DE	100%	by Mediabistro Holdings LLC
Pickleback NOLA, LLC	LA	100%	by MRC II Holdings, LP
Pickleback, LLC	CA	100%	by MRC II Holdings, LP
Pinckney Holdings, LLC	DE	100%	by Security Benefit Life Insurance Company
Pinecrest Portfolio Trust, LLC	DE	100%	by EPH, LLC
Pink Freud LLC	DE	100%	by A24 Films LLC
Pixion Games Limited	GBR	11.62%	by Eldridge Pixion Funding LLC
Pleasant Invest S.L.	Spain	100%	by Davisville Holdings S.a r.l
P-MRC Data, LLC	DE	50.0%	by MRC Data Holdings, LLC
P-MRC Holdings, LLC	DE	30.0%	by MRC Media Holdings LLC
P-MRC Music, LLC	DE	100%	by MRC Media Holdings LLC
Post Portfolio Trust, LLC	DE	100%	by Monroe Portfolio Trust, LLC
Potwin Place, LLC	KS	100%	by Dayton Funding, LLC
Powder Keg Farms Limited	New Zealand	100%	by Over The Hill Pictures LLC
Prairie Hill, LLC	KS	100%	by Security Benefit Corporation
PrescientCo Holdings, LLC	DE	16.58%	by Eldridge PCH Holdings, LLC
PrescientCo Holdings, LLC	DE	23.50%	by Palmer Portfolio Trust, LLC
PrescientCo Holdings, LLC	DE	24.82%	by Steamboat Portfolio Trust, LLC
PrescientCo Holdings, LLC	DE	15.25%	by Mayfair Portfolio Trust, LLC
PrescientCo LLC	DE	100%	by PrescientCo Holdings, LLC
Prezzo InvestCo Limited	GBR	90.00%	by Jampurchaseco Limited
Prezzo PropCo Limited	GBR	100%	by PRZ Realisation Limited
Prezzo Restaurants Ireland Limited	Ireland	100%	by PRZ Realisation Limited
Prezzo Trading Limited	GBR	100%	by Prezzo InvestCo Limited
27

Name	Jurisdiction	Percent of Voting Securities Owned
Priest Lake Haunted Woods, LLC	TN	100%	by Nightmare Holdings, LLC
Primary Issue Anchor Separate Account LLC	DE	100%	by Security Benefit Corporation
Primrose Portfolio Trust, LLC	DE	100%	by EPH, LLC
Princess Klepto LLC	DE	100%	by After The Fact LLC
Princess Klepto Rights LLC	DE	100%	by A24 Films LLC
PrivateFly Limited	GBR	100%	by Skyjet Europe Limited
PrivateFly, LLC	DE	100%	by PrivateFly Limited
Pryor Chemical Company	OK	100%	by LSB Chemical L.L.C.
PRZ Realisation (2) Limited	GBR	100%	by Papa MidCo Limited
PRZ Realisation Limited	GBR	100%	by PRZ Realisation (2) Limited
Public House Productions LLC	DE	100%	by A24 Films LLC
Public House Rights LLC	DE	100%	by A24 Films LLC
Pumpkin Fest Holdings, LLC	DE	100%	by 13 FEG Ops, LLC
Putnam Asset Holdings, LLC	DE	100%	by EPH, LLC
PZO JV B.V.	Netherlands	90.0%	by CIEF1 UK Holdings Limited
Queen Morgan, LLC	CA	100%	by MRC Documentary, L.P.
Queens LLC	DE	100%	by After The Fact LLC
Quick As A Wink Limited	New Zealand	100%	by Reserving Rights LLC
Quinton Heights, LLC	KS	100%	by Dayton Funding II, LLC
Raging Bear, LLC	DE	100%	by MRC II Holdings, LP
Raising Destiny, LLC	CA	100%	by MRC Documentary, L.P.
Ramy Rights LLC	DE	100%	by A24 Films LLC
Ravenwood Portfolio Trust, LLC	DE	100%	by Dayton Funding II, LLC
Red Sea 2022-1, LLC	KS	100%	by Security Benefit Corporation
Red Sea 2022-2, LLC	KS	100%	by Security Benefit Corporation
Red Sea 2022-3, LLC	KS	100%	by Security Benefit Corporation
Red Sea 2022-4, LLC	KS	100%	by Security Benefit Corporation
Renegade Brands USA, INC.	DE	20.0%	by Canon Portfolio Trust, LLC
Reserving Rights LLC	DE	100%	by A24 Films LLC
Rhapsody Acquisition Corporation	CYM	100%	by CI Sponsor LLC
Ride or Die Productions, LLC	CA	100%	by MRC II Holdings, LP
Ridge Media Holdings, LLC	DE	100%	by GEC Finance, LLC
Ripley Park, LLC	DE	70.0%	by Security Benefit Life Insurance Company
Ripple Effects Productions, LLC	CA	100%	by MRC II Holdings, LP
Rivabella sp.zo.o	Poland	100%	by Krakow Office Park B.V.
Rock and Romance Cruise 18 LLC	DE	100%	by StarVista Live LLC
Rock and Romance Cruise 19 LLC	DE	100%	by StarVista Live LLC
Rock and Romance Cruise 20 LLC	DE	100%	by StarVista Live LLC
Rock and Romance Cruise 22 LLC	DE	100%	by StarVista Live LLC
Roll Down, LLC	CA	100%	by MRC II Holdings, LP
Rolling Stone Licensing LLC	DE	100%	by Rolling Stone LLC
Rolling Stone LLC	DE	100%	by Rolling Stone Media, LLC
Rolling Stone Media, LLC	DE	100%	by P-MRC Music, LLC
Roman 1 Sarl	LUX	100%	by Roman JV Sarl
Roman 2 Sarl	LUX	100%	by Roman JV Sarl
Roman JV Sarl	LUX	100%	by CI Roman Holdings Sarl
Roman SNC	France	99.9%	by Roman 1 Sarl
Roman SNC	France	50.0%	by Roman 2 Sarl
Round About Bar LLC	DE	100%	by After The Fact LLC
Round About Pub Limited	GBR	100%	by A24 Films LLC
Round About Rights LLC	DE	100%	by A24 Films LLC
RR The Film Limited	GBR	100%	by Fulwell 73 UK Limited
28

Name	Jurisdiction	Percent of Voting Securities Owned
RS Branding, LLC	DE	100%	by Rolling Stone LLC
Ruby Entertainment Inc.	DE	100%	by Fulwell 73 Productions US, Inc.
Ruby Portfolio Trust, LLC	DE	100%	by EPH, LLC
Ruby Productions LLC	CA	100%	by Ruby Entertainment Inc.
Rules Beauty LLC	DE	100%	by A24 Ventures LLC
S(LSV) LLC	NV	100%	by Competitive Socializing US LLC
S(WBP)LLC	DC	100%	by Competitive Socializing US LLC
S(WDC) LLC	DC	100%	by Competitive Socializing US LLC
S(WMB) LLC	NY	100%	by Competitive Socializing US LLC
Sable River Capital, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Sager House (Almeida) Limited	GBR	100%	by CH Capital A Holdings LLC
Saguaro Road Records Inc.	DE	100%	by Direct Holdings U.S. LLC
SAILES 2, LLC	DE	100%	by Security Benefit Life Insurance Company
Sandy Beaches Cruise 21 LLC	DE	100%	by StarVista Live LLC
Sarena Holdings Ltd	GBR	100%	by Galliard Holdings Ltd
Sarena House LLP	GBR	50.0%	by Sarena Holdings Ltd
Sassafras Jam LLC	DE	100%	by A24 Films LLC
Saving The World LLC	DE	100%	by A24 Films LLC
Saving The World Rights LLC	DE	100%	by A24 Films LLC
SB Corporate Funding LLC	DE	100%	by Security Benefit Corporation
SB IIS Co LLC	DE	100%	by Security Benefit Life Insurance Company
SB ISH LLC	DE	100%	by Security Benefit Life Insurance Company
SB Knoema Holdings, LLC	DE	86.2%	by Security Benefit Corporation
SB Loan Co LLC	DE	100%	by Todd L. Boehly, Individual
SBC Civic Center LLC	DE	100%	by Mason Portfolio Trust, LLC
SBC LAD Holdings, LLC	DE	100%	by Security Benefit Corporation
SBL Holdings, Inc.	KS	100%	by Security Benefit Corporation
SBT Investors, LLC	DE	100%	by NZC Capital LLC
SBT Media Holdings, LLC	DE	100%	by SBT Investors, LLC
SBT-WWB, LLC	DE	100%	by SBT Investors, LLC
SCF Aviation Capital LLC	DE	100%	by SCF Funding LLC
SCF Canada 2018 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2019 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2019-2 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2020 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2021 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada Revolver GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Equipment Leasing 2017-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2017-2 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2018-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2019-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2019-2 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2020-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2021-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing Canada 2018 Limited Partnership	CAN	99.9%	by Stonebriar Commercial Finance Canada Inc.
SCF Equipment Leasing Canada 2019 Limited Partnership	CAN	99.9%	by Stonebriar Commercial Finance Canada Inc.
SCF Equipment Leasing Canada 2019-2 Limited Partnership	CAN	99.9%	by SCF Canada 2019-2 GP Ltd.
SCF Equipment Leasing Canada 2020-1 Limited Partnership	CAN	99.9%	by SCF Canada 2020 GP Ltd.
29

Name	Jurisdiction	Percent of Voting Securities Owned
SCF Equipment Leasing Canada 2021-1 Limited Partnership	CAN	99.9%	by SCF Canada 2021 GP Ltd.
SCF Equipment Trust 2016-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Funding LLC	DE	100%	by Stonebriar Finance Holdings LLC
SCF FW Issuer LLC	DE	100%	by SCF Aviation Capital LLC
SCF Goose LLC	DE	100%	by SCF Aviation Capital LLC
SCF Maverick LLC	DE	100%	by SCF Aviation Capital LLC
SCF Merlin LLC	DE	100%	by SCF Aviation Capital LLC
SCF NBL LLC	DE	100%	by SCF Funding LLC
SCF Preferred Equity, LLC	DE	0%	Mgmt. by Stonebriar Finance Holdings LLC
SCF Rail Leasing LLC	DE	100%	by SCF Funding LLC
SCF Revolver 2018-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Revolver Canada Limited Partnership	CAN	99.9%	by SCF Canada Revolver GP Ltd.
SCF SB Investor, LLC	KS	100%	by Security Benefit Corporation
SCF Servicing Company LLC	DE	99.0%	by SCF Funding LLC
SE2 Asset Holdings LLC	DE	100%	by se2 Holdco, LLC
SE2 Digital Service LLP	India	99.9999%	by SE2 Holdings, LLC
SE2 Digital Service LLP	India	0.0001%	by se2, LLC
se2 Holdco, LLC	KS	100%	by Security Benefit Corporation
SE2 Holdings, LLC	DE	100%	by SE2 Asset Holdings LLC
SE2 Information Services Ireland Limited	Ireland	100%	by SE2 Holdings, LLC
SE2 Services LLC	DE	100%	by SE2 Holdings, LLC
SE2 Technologies LLC	DE	100%	by SE2 Holdings, LLC
se2, LLC	KS	100%	by SE2 Holdings, LLC
SecBen GBM Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Security Benefit Academy, Inc.	KS	100%	by Security Benefit Corporation
Security Benefit Business Services, LLC	KS	100%	by Security Benefit Corporation
Security Benefit Corporation	KS	99.841%	by Eldridge SBC Holdings LLC
Security Benefit Life Insurance Company	KS	100%	by SBL Holdings, Inc.
Security Distributors, LLC	KS	100%	by Security Benefit Life Insurance Company
Security Financial Resources, Inc.	KS	100%	by SBL Holdings, Inc.
Selenicereus LLC	DE	100%	by A24 Films LLC
Sensory Impact Group, LLC	DE	73.0%	by Arch Portfolio Trust, LLC
Sentient Holdings, LLC	DE	100%	by One Sky Flight, LLC
Sentient Jet Charter, LLC	DE	100%	by Sentient Jet, LLC
Sentient Jet, LLC	DE	100%	by Sentient Holdings, LLC
Sesame Marketplace, LLC	DE	100%	by Aurify Brands, LLC
Seward Street Maiden Voyage, LLC	CA	100%	by X4Y LLC
Seward Street Productions, LLC	CA	100%	by Seward Street Maiden Voyage, LLC
Sewer Boys LLC	DE	100%	by A24 Films LLC
SGT VF GP, LLC	DE	100%	by EPH Holdings, LLC
SGTV Fund, LP	DE	0%	Mgmt. by SGT VF GP, LLC
Shamrock Valley, LLC	KS	100%	by Security Benefit Life Insurance Company
Shelter At Home LLC	DE	100%	by A24 Films LLC
Sherwood Park, Inc.	KS	100%	by Security Benefit Corporation
Shock Hill Field, LLC	KS	100%	by Security Benefit Corporation
Short of the Week, LLC	DE	10.30%	by Sugar23, Inc.
SIMCOM Holdings, Inc.	DE	50.0%	by Volo Sicuro, LLC
SIMCOM International, Inc.	FL	100%	by SIMCOM, Inc.
SIMCOM, Inc.	DE	100%	by SIMCOM Holdings, Inc.
Sirio Acquisition S.r.l.	Italy	100%	by Volare Acquisitions, Limited
Sirio S.p.A.	Italy	90.0%	by Sirio Acquisition S.r.l.
Sixth Avenue Reinsurance Company	VT	100%	by Security Benefit Life Insurance Company
30

Name	Jurisdiction	Percent of Voting Securities Owned
SJS&W Washington Property LLC	DE	100%	by St. James Sports and Wellness Washington LLC
Skyjet Europe Limited	GBR	100%	by One Sky Flight, LLC
SLOMOG Limited	GBR	100%	by Fulwell 73 UK Limited
Slushie LLC	DE	100%	by After The Fact LLC
Soft Money LLC	DE	100%	by A24 Films LLC
Soggy Jam UK Limited	GBR	100%	by MRC II Holdings, LP
Soggy Jam, LLC	CA	100%	by MRC II Holdings, LP
Sojourn Aviation Company, LLC	DE	100%	by Epic Aero, Inc.
Somebody Told Me, LLC	DE	100%	by Eldridge IP Holdings LLC
Sommsation Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Sommsation Services Holdings LLC	DE	100%	by Sommsation Holdings, LLC
Sommsation Services, LLC	DE	100%	by Sommsation Holdings, LLC
Sommsation, LLC	DE	100%	by Sommsation Holdings, LLC
Soul Train Cruise 18 LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise 19 LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise 20 LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise 22 LLC	DE	100%	by StarVista Live LLC
South Audley Street LLP	GBR	0%	Board rights held by CH Capital B Holdings, LLC
South Audley Street LLP	GBR	0%	Board rights held by CH Capital A Holdings LLC
Southern Rock Cruise 19 LLC	DE	100%	by StarVista Live LLC
Southern Rock Cruise 20 LLC	DE	100%	by StarVista Live LLC
Spinmedia LLC	DE	100%	by MRC Media Holdings LLC
Spoon River Investments, LLC	DE	100%	by SBT Investors, LLC
Sports Media Technology Corporation	DE	14.1%	by Steamboat Portfolio Trust, LLC
SRSB Credit Fund LLC	KS	100%	by Security Benefit Corporation
SRSB OCF LLC	KS	100%	by Security Benefit Corporation
St. James Sports and Wellness Washington LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
Starbones Ltd	GBR	80.0%	by GDL (Chiswick) LLP
StarVista Entertainment LLC	DE	100%	by Direct Holdings Global LLC
StarVista Live LLC	DE	100%	by StarVista Entertainment LLC
StarVista Management LLC	DE	100%	by StarVista Entertainment LLC
Steamboat Portfolio Trust, LLC	DE	100%	by EPH, LLC
Stereogum Media LLC	DE	20.0%	by Media Capital Holdings, LLC
Stewart Street Productions, LLC	DE	100%	by MRC Live & Alternative Holdings, LLC
Stonebriar Commercial Finance Canada Inc.	CAN	100%	by SCF Funding LLC
Stonebriar Commercial Finance LLC	DE	100%	by SCF Funding LLC
Stonebriar Finance Holdings LLC	DE	80.7%	by Three L Finance Holdings, LLC
Stonebriar Holdings LLC	DE	100%	by Three L Finance Holdings, LLC
Stonebriar IFH LLC	DE	100%	by SCF Funding LLC
Strataca Holdings, LLC	KS	100%	by Security Benefit Corporation
Strivers LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
Studio Momo LLC	DE	100%	by A24 Films LLC
Sugar 23 Technology Holdings LLC	DE	100%	by Sugar23, Inc.
Sugar23 Next Ventures LLC	DE	100%	by Sugar23, Inc.
Sugar23 Podcast Group LLC	DE	100%	by Sugar23, Inc.
Sugar23, Inc.	DE	20.05%	by Valence Circle Up, LLC
Sunday Best, LLC	CA	100%	by MRC Documentary, L.P.
Sunset Hills, LLC	KS	100%	by Security Benefit Corporation
Sunset Screams LLC	TX	100%	by 13FEG Haunted Holdings, LLC
Super, Awesome & Amazing LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
Sweepstakes Hero, LLC	CA	100%	by MRC Documentary, L.P.
Swingers 1 Limited	GBR	100%	by Competitive Socialising Limited
Swingers 2 Limited	GBR	100%	by Competitive Socialising Limited
31

Name	Jurisdiction	Percent of Voting Securities Owned
Swingers NY LLC	NY	100%	by Competitive Socializing US LLC
SXSW, LLC	TX	50.0%	by P-MRC Holdings, LLC
Syracuse City, LLC	KS	100%	by Security Benefit Corporation
Talk Later LLC	DE	100%	by A24 Films LLC
Ten Ten Productions LLC	CA	100%	by Ruby Entertainment Inc.
Terror on the Fox Holdings, LLC	CO	100%	by 13FEG Haunted Holdings, LLC
The AllBright Group Australia Pty Ltd	Australia	100%	by The Allbright Group Limited
The Allbright Group DC LLC	DC	100%	by The Allbright Group US, LLC
The Allbright Group LA, LLC	CA	100%	by The Allbright Group US, LLC
The Allbright Group Limited	GBR	0%	Board rights held by CH Capital A Holdings LLC
The Allbright Group US, LLC	DE	100%	by The Allbright Group Limited
The Hollywood Reporter, LLC	DE	100%	by MRC Media Holdings LLC
The Humans Rights LLC	DE	100%	by A24 Films LLC
The Most Down to Earth, LLC	CA	100%	by MRC Documentary, L.P.
The St. James FCVA LLC	VA	100%	by SJS&W Washington Property LLC
The St. James Lacrosse LLC	VA	100%	by SJS&W Washington Property LLC
The St. James Media LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
The St. James Sports & Wellness Lincolnshire LLC	DE	100%	by Cain International LP
The St. James Sports and Wellness Complex LLC	DE	0%	Board rights held by CHE SJG LLC
The Stage Shoreditch (Commercial Tower) GP Ltd	GBR	100%	by The Stage Shoreditch (Commercial Tower) Unit Trust
The Stage Shoreditch (Commercial Tower) LP	GBR	99.9%	by The Stage Shoreditch (Commercial Tower) Unit Trust
The Stage Shoreditch (Commercial Tower) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Commercial Tower) GP Ltd
The Stage Shoreditch (Commercial Tower) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Containers) GP Ltd	GBR	100%	by The Stage Shoreditch (Containers) Unit Trust
The Stage Shoreditch (Containers) LP	GBR	99.9%	by The Stage Shoreditch (Containers) Unit Trust
The Stage Shoreditch (Containers) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Containers) GP Ltd
The Stage Shoreditch (Containers) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Curtain Theatre) GP Ltd	GBR	100%	by The Stage Shoreditch (Curtain Theatre) Unit Trust
The Stage Shoreditch (Curtain Theatre) LP	GBR	64.9%	by The Stage Shoreditch (Curtain Theatre) Unit Trust
The Stage Shoreditch (Curtain Theatre) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Curtain Theatre) GP Ltd
The Stage Shoreditch (Curtain Theatre) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Master) Unit Trust	JEY	99.0%	by The Stage Shoreditch LLP
The Stage Shoreditch (Office North) GP Ltd	GBR	100%	by The Stage Shoreditch (Office North) Unit Trust
The Stage Shoreditch (Office North) LP	GBR	99.9%	by The Stage Shoreditch (Office North) Unit Trust
The Stage Shoreditch (Office North) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Office North) GP Ltd
The Stage Shoreditch (Office North) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Office South) GP Ltd	GBR	100%	by The Stage Shoreditch (Office South) Unit Trust
The Stage Shoreditch (Office South) LP	GBR	99.9%	by The Stage Shoreditch (Office South) Unit Trust
The Stage Shoreditch (Office South) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Office South) GP Ltd
The Stage Shoreditch (Office South) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Pavilion) GP Ltd	GBR	65.0%	by The Stage Shoreditch (Pavilion) Unit Trust
The Stage Shoreditch (Pavilion) LP	GBR	99.9%	by The Stage Shoreditch (Pavilion) Unit Trust
The Stage Shoreditch (Pavilion) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Pavilion) GP Ltd
The Stage Shoreditch (Pavilion) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (The Tower) GP Ltd	GBR	100%	by The Stage Shoreditch (The Tower) Unit Trust
The Stage Shoreditch (The Tower) LP	GBR	99.9%	by The Stage Shoreditch (The Tower) Unit Trust
The Stage Shoreditch (The Tower) Nominee Ltd	GBR	100%	by The Stage Shoreditch (The Tower) GP Ltd
32

Name	Jurisdiction	Percent of Voting Securities Owned
The Stage Shoreditch (The Tower) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch Deveopment LLP	GBR	100%	by The Stage Shoreditch LLP
The Stage Shoreditch LLP	GBR	0%	Board rights held by CH McCourt (The Stage) LLC
The Stage Shoreditch Management Ltd	GBR	100%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch Residential Ltd	GBR	100%	by The Stage Shoreditch (Master) Unit Trust
Thirteenth Floor Entertainment Group, LLC	DE	50.0%	by Sensory Impact Group, LLC
Thornwood Capital, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Three L Finance Holdings, LLC	DE	100%	by Eldridge Equipment Finance LLC
TLB-GBM, LLC	DE	100%	by Todd L. Boehly, Individual
Toil and Trouble Productions LLC	DE	100%	by A24 Films LLC
Toil and Trouble Rights LLC	DE	100%	by A24 Films LLC
Topeka Grand Hotels, LLC	DE	37.0%	by Security Benefit Life Insurance Company
Trigger Investco, LLC	DE	100%	by Putnam Asset Holdings, LLC
Trigger Media Group, LLC	DE	100%	by Trigger Investco, LLC
Trinity Stuart Development LLC	DE	100%	by Trinity Stuart Holding, LLC
Trinity Stuart Holding, LLC	DE	85.0%	by CI Boston Holdings LLC
Triple8, LLC	KS	100%	by Security Benefit Life Insurance Company
Trison Construction, Inc.	OK	100%	by LSB Chemical L.L.C.
Truebill, Inc.	DE	18.22%	by Eldridge Truebill Funding, LLC
Truth Mobile LLC	DE	100%	by A24 Films LLC
TS Hotel Holding, LLC	DE	100%	by Trinity Stuart Holding, LLC
TS Pied-a-Terre Holding, LLC	DE	100%	by Trinity Stuart Holding, LLC
TS Residences Holding, LLC	DE	100%	by Trinity Stuart Holding, LLC
TS Retail Holding, LLC	DE	100%	by Trinity Stuart Holding, LLC
TSJ Lincolnshire Property LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
TSJ RTC Property LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
TSJ Tysons Galleria Property LLC	VA	0%	Mgmt. by The St. James Sports and Wellness Complex LLC
TT Entertainment	GBR	33.0%	by Fulwell 73 UK Limited
Tuvoli Canada, Inc.	CAN	100%	by Tuvoli, LLC
Tuvoli, LLC	DE	83.80%	by Epic Aero, Inc.
Twenty Years LLC	DE	100%	by After The Fact LLC
Twenty Years Rights LLC	DE	100%	by A24 Films LLC
UB The Film Limited	GBR	100%	by Fulwell 73 Limited
Ultimate Disco Cruise 19 LLC	DE	100%	by StarVista Live LLC
Ultimate Disco Cruise 20 LLC	DE	100%	by StarVista Live LLC
Ultimate Disco Cruise 22 LLC	DE	100%	by StarVista Live LLC
Un Chien Bizarre LLC	DE	100%	by A24 Films LLC
University Club Holding, LLC	DE	100%	by Trinity Stuart Holding, LLC
Upstate Riot, LLC	CA	100%	by MRC Documentary, L.P.
Valence A24, LLC	DE	100%	by Media Capital Holdings, LLC
Valence APM, LLC	DE	100%	by Media Capital Holdings, LLC
Valence Circle Up, LLC	DE	100%	by Valence Media Group, LLC
Valence FW73, LLC	DE	100%	by Media Capital Holdings, LLC
Valence Media Group, LLC	DE	99.0%	by Valence Media Partners, LLC
Valence Media Holdings, LLC	DE	100%	by Valence Media Group, LLC
Valence Media Partners, LLC	DE	100%	by Ridge Media Holdings, LLC
Valence Media, LLC	DE	100%	by Valence Media Holdings, LLC
Valence Zig Holdings, LLC	DE	100%	by Media Capital Holdings, LLC
Variety Business Intelligence, LLC	DE	100%	by P-MRC Data, LLC
Variety Media, LLC	DE	100%	by MRC Media Holdings LLC
Vectura Services LLC	DE	100%	by Eldridge Business Services LLC
Venn Music Publishing, LLC	CA	100%	by Gaming 247, Inc.
33

Name	Jurisdiction	Percent of Voting Securities Owned
Venn Records LLC	CA	100%	by Gaming 247, Inc.
Venn Studios LLC	CA	100%	by Gaming 247, Inc.
Venture Brand Management LLC	DE	100%	by Sugar23, Inc.
Vibe Media Publishing, LLC	DE	100%	by P-MRC Music, LLC
Vim & Victor LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
Vista Portfolio Trust, LLC	DE	100%	by EPH, LLC
Volare Acquisitions, Limited	Ireland	49.0%	by Flexjet Limited
Volo Sicuro, LLC	DE	5.93%	by Epic Aero, Inc.
Volo Sicuro, LLC	DE	19.77%	by Eldridge VS, LLC
WAAM Acquisition LLC	VA	100%	by The St. James Media LLC
Wanamaker Portfolio Trust, LLC	KS	100%	by EPH, LLC
Watson Brickell Development Mezz, LLC	DE	100%	by CHE 830 Brickell LLC
Watson Brickell Development Parent, LLC	DE	50.0%	by CHE 830 Brickell LLC
Watson Brickell Development Pledgor, LLC	DE	100%	by CHE 830 Brickell LLC
Watson Brickell Development, LLC	DE	100%	by CHE 830 Brickell LLC
WBC, LLC	DE	100%	by MRC II Holdings, LP
Weary Blues Holdings, LLC	KS	100%	by Security Benefit Corporation
Weissach Capital, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Western Remedy LLC	DE	100%	by A24 Films LLC
Westgate House Developments Limited	GBR	50.0%	by Galliard Developments Ltd
Wight Cap Holdings, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Wildfires, LLC	CA	100%	by MRC Documentary, L.P.
Windy Screams LLC	IL	100%	by 13FEG Haunted Holdings, LLC
Winning Spirit and Sons LLC	DE	100%	by A24 Films LLC
WWB Holdings II, LLC	DE	100%	by SBT-WWB, LLC
WWB Holdings, LLC	DE	100%	by SBT-WWB, LLC
X4Y LLC	DE	100%	by Sugar23, Inc.
Yang Rights LLC	DE	100%	by A24 Films LLC
Yekaterina UK Limited	GBR	100%	by MRC II Holdings, LP
Yekaterina, LLC	CA	100%	by MRC II Holdings, LP
Young Brothers LLC	DE	100%	by A24 Films LLC
First Security Benefit Life Insurance and Annuity Company of New York is the depositor of the following separate accounts: T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York, Variable Annuity Account A, and Variable Annuity Account B. As depositor of the separate accounts, FSBL might be deemed to control them.
Item 30.
Indemnification
Article IX, Section 1(a) of the By-laws of First Security Benefit Life Insurance and Annuity Company of New York includes the following provision:
The Corporation shall indemnify to the fullest extent now or hereafter provided for or permitted by law each person involved in, or made or threatened to be made a party to, any action suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the Corporation or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the Corporation, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the Corporation, or (ii) is or was serving, at the request of the Corporation, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided in Subsection (b) below.
Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding)
34

is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31.
Principal Underwriter
(a)(1)	Security Distributors, LLC (“SDL”) acts as principal underwriter for:

Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns II Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)
T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York

(a)(2)	SDL also acts as principal underwriter for the following separate accounts of Security Benefit Life Insurance Company:

SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
SBL Variable Annuity Account VIII (Variflex Extra Credit)
SBL Variable Annuity Account VIII (Variflex LS)
SBL Variable Annuity Account VIII (Variflex Signature)
SBL Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns II Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (ClassicStrategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
T. Rowe Price Variable Annuity Account

(a)(3)	SDL acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

Nationwide Multi-Flex Variable Account Nationwide Variable Account 9
(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	David G. Byrnes	President and Head of Distribution
	Timothy P. Gillen	Chief Financial Officer, Treasurer, and Finance and Operations Principal
	Kurt E. Auleta	Senior Vice President, Sales Operations
	Justin A. Jacquinot	Senior Vice President, Direct Relationships
	James J. Kiley	Senior Vice President, Education Markets
	Michael T Maghini	Senior Vice President
35

(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	Michael K Reidy	Senior Vice President
	Kevin M Watt	Senior Vice President
	Carmen R. Hill	Vice President, Assistant Secretary and Chief Compliance Officer
	Christopher D. Swickard	Vice President and Secretary
	Donald A. Wiley	Vice President
	Mark J. Carr	Assistant Vice President
	Aaron M. Tallen	Assistant Vice President
	Susan J. Lacey	Assistant Treasurer
	Lisa M. Young	Assistant Treasurer
	Gregory C. Garhart	AML Compliance Officer
*For all persons listed, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001.
(c)	(1)	(2)	(3)	(4)	(5)
	Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
	Security Distributors, LLC	$0[1]	$0[2]	$0	N/A

1
FSBL pays commissions to selling broker-dealers through SDL. This is the amount paid to SDL in connection with all
Contracts sold through the Separate Account. SDL passes through to the selling broker-dealers all such amounts.

2
A contingent deferred sales charge may be assessed on a full or partial withdrawal from certain contracts supported by the Separate Account. This is the amount of contingent deferred sales charge assessed in connection with withdrawals from all such contracts, all of which is retained by FSBL

Item 32.
Location of Accounts and Records
[Omitted]
Item 33.
Management Services
All management contracts are discussed in Part A or Part B.
Item 34.
Fee Representation and Other Representations
Fee Representation
First Security Benefit Life Insurance and Annuity Company of New York represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.
Other Representations
(a)
Depositor represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.
36

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 27th day of April, 2022.
By:	First Security Benefit Life Insurance and Annuity Company of New York
(the Depositor)
*
Michael P. Kiley, Chairman of the Board and Chief Executive Officer
By:	Variable Annuity Account A
(The Registrant)
*
Michael P. Kiley, Chairman of the Board and Chief Executive Officer
As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 27, 2022.
SIGNATURES AND TITLES
By:	*
Michael P. Kiley, Chief Executive Officer and Director
By:	*
John P. Wohletz, Vice President and Chief Accounting Officer
By:	*
Barry G. Ward, Senior Vice President, Chief Financial Officer, Chief Risk Officer, Treasurer, and Director
By:	*
John F. Guyot, Senior Vice President, General Counsel, Secretary, and Director
By:	*
Joseph W. Wittrock, Senior Vice President, Chief Investment Officer, and Director
By:	*
Roger S. Offermann, Senior Vice President, Chief Actuary, and Director
By:	*
Douglas G. Wolff, President and Director
By:	*
Stephen A. Crane, Director
By:	*
Wayne S. Diviney, Director
By:	*
Stephen R. Herbert, Director
By:	*
Katherine P. White, Director
*By:	/S/ Chris Swickard
Chris Swickard, as Attorney-in-Fact
1

EXHIBIT INDEX
(h)(2)	Participation Agreement – AllianceBernstein
(h)(4)	Participation Agreement – American Century
(h)(6)	Participation Agreement – BlackRock
(h)(7)	Participation Agreement – DFA Investment Dimensions Group Inc. (Dimensional)
(h)(10)	Participation Agreement – Eaton Vance
(h)(12)	Participation Agreement – Fidelity
(h)(13)	Participation Agreement – Franklin/Templeton
(h)(17)	Participation Agreement – Ivy
(h)(18)	Participation Agreement – Janus Aspen Series
(h)(19)	Participation Agreement – JPMorgan
(h)(21)	Participation Agreement – Lord Abbett
(h)(22)	Participation Agreement – MFS
(h)(24)	Participation Agreement – Neuberger Berman
(h)(25)	Participation Agreement – Northern Lights (7Twelve)
(h)(26)	Participation Agreement – Northern Lights (Donoghue Forlines Dividend)
(h)(27)	Participation Agreement – Northern Lights (Donoghue Forlines Momentum)
(h)(28)	Participation Agreement – Northern Lights (Little Harbor)
(h)(33)	Participation Agreement – Pioneer
(h)(34)	Participation Agreement – Putnam
(h)(38)	Participation Agreement – T. Rowe Price
(h)(43)	Participation Agreement – Virtus
(h)(44)	Participation Agreement – Wells Fargo (Allspring)
(h)(51)	Information Sharing Agreement – Franklin/Templeton
(l)	Consent of Independent Registered Public Accounting Firm
1